UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund:	BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Diversified Equity Master Portfolio
International Tilts Master Portfolio
Large Cap Index Master Portfolio
Money Market Master Portfolio
S&P 500 Index Master Portfolio
Total International ex U.S. Index Master Portfolio
Treasury Money Market Master Portfolio
U.S. Total Bond Index Master Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

🌑	BlackRock Cash Funds: Institutional

🌑	BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	15.25%	40.79%
U.S. small cap equities (Russell 2000® Index)	17.54	62.03
International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35
Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Money Market Overview For the 6-Month Period Ended June 30, 2021

2021 began with the transition to the Biden-Harris administration, passage of the $1.9 trillion American Rescue Plan Act of 2021, and an acceleration of COVID-19 vaccination programs. As the year progressed and vaccination efforts ramped up, COVID-19 cases in the U.S. plummeted and the country started to reopen.

U.S. macroeconomic data continued to improve throughout the period as evidenced by the unemployment rate dropping from 6.7% at the beginning of the year to 5.9% as of June 30, 2021.

As expected, the Federal Open Market Committee (the “FOMC”) left the range for the Federal Funds target rate unchanged at 0.00% — 0.25%, and made no change to its forward guidance about interest rates or the Fed’s asset purchase program during the six-month period. A statement released in conjunction with the June 16, 2021 meeting noted that “progress on vaccinations will likely reduce the effects of the public health crisis on the economy.”

The Fed’s updated Summary of Economic Projections (“SEP”) reflected a sharply higher outlook for inflation in 2021 relative to its March forecasts. While the FOMC statement noted the recent rise in inflation “largely (reflects) transitory factors,” the SEP showed core inflation is projected to exceed 2.0% throughout the 2023 forecast horizon.

The so-called “dot plot” interest rate forecast for the median Federal Funds rate penciled in two 0.25% interest rate hikes in 2023. This is up from the March 2021 FOMC meeting that forecasted no change, raising the median Federal Funds projection from 0.10% to 0.60%.

Importantly, the Fed made upward “technical” adjustments of 0.05% to the interest rate paid on required and excess reserves and the offering rate on overnight reverse repurchase agreement (“RRP”) operations, bringing these “administered rates” to 0.15% and 0.05%, respectively. Fed Chair Jerome Powell noted in the press conference following the meeting that these adjustments were made “in order to keep the federal funds rate well within the target range and to support smooth functioning in money markets.”

Daily RRP volume surged following the adjustment in the program’s offering rate, reaching a record $992 billion as of June 30, 2021. It is expected RRP utilization to remain elevated given abundant liquidity in the financial system and insufficient supply at the front end of the market.

Rates on U.S. Treasury bills (“T-bills”) also moved up following the June FOMC meeting but were generally below 0.05% for tenors out to six-months. This move is likely attributed to the acute supply-demand imbalance in the money markets and the large number of market participants who lack access to the Fed’s RPP program.

Industry-wide money market mutual funds (“MMFs”) experienced inflows of nearly $230 billion during the six-month period. Of this, assets of prime and municipal MMFs fell $60 billion and $12 billion, respectively, while government MMFs experienced $298 billion of inflows. For the first time, government MMF assets exceeded the $4 trillion mark in May 2021.

Net new U.S. T-bill supply contracted $689 billion during the period, further accelerating the supply-and-demand imbalance in the money market space. T-bill tenors between one-month and one-year were trading with yields of 0.00% — 0.04% prior to the Fed’s technical adjustments on June 16, 2021 and ended the period at 0.04% — 0.07%.

The secured overnight financing rate — a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — which had been pegged at 0.01% since March 2021, also received a boost in June and ended the period at 0.055%.

The three-month London Interbank Offered Rate fell to a record low of 0.12% as of June 14, 2021 but reversed course around the time of the FOMC meeting and closed out the second quarter of 2021 at 0.15%.

The near-term outlook for U.S. money markets remains challenging as the impending U.S. debt ceiling suspension expiration on July 31 will result in almost $300 billion in cash being pushed into the system.

It is our expectation for the U.S. Treasury to enact “extraordinary accounting measures” over the next 90 days, which would result in further cuts to T-bill supply, ranging from $200 - $350 billion.

Despite front-end rates receiving a lift following the June 16, 2021 FOMC meeting, there are still too many factors at play that will keep a lid on rates. Such factors include, but aren’t limited to, the abundance of liquidity in the front-end and elevated reserves in the system, the Treasury General Account balance drawdown, a shrinking supply of T-bills and solid demand for government securities

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021	BlackRock Cash Funds: Institutional

Investment Objective

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yield	7-Day Yield

SL Agency	0.10%	0.10%

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
SL Agency	$ 1,000.00	$ 1,000.70	$ 0.45		$ 1,000.00	$ 1,024.35	$ 0.45		0.09%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Past performance is not an indication of future results.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2021	BlackRock Cash Funds: Treasury

Investment Objective

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
SL Agency	0.01	0.01

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,000.10	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%
SL Agency	1,000.00	1,000.10	0.25		1,000.00	1,024.55	0.25		0.05

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Past performance is not an indication of future results.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

D I S C L O S U R E O F E X P E N S E S	7

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

ASSETS
Investments, at value — from the applicable Master Portfolio	$67,764,717,283	$21,617,433,218

Total assets	67,764,717,283	21,617,433,218

LIABILITIES
Payables:
Administration fees	1,104,536	8,058
Income dividend distributions	4,728,377	38,152
Professional fees	5,810	5,785

Total liabilities	5,838,723	51,995

NET ASSETS	$67,758,878,560	$21,617,381,223

NET ASSETS CONSIST OF
Paid-in capital	$67,743,825,687	$21,617,133,379
Accumulated earnings	15,052,873	247,844

NET ASSETS	$67,758,878,560	$21,617,381,223

NET ASSET VALUE

Institutional
Net assets	N/A	$4,774,808,306

Shares outstanding	N/A	4,774,753,712

Net asset value	N/A	$1.00

Shares authorized	N/A	Unlimited

Par value	N/A	No par value

SL Agency
Net assets	$67,758,878,560	$16,842,572,917

Shares outstanding	67,721,176,436	16,842,379,669

Net asset value	$1.0006	$1.00

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended June 30, 2021

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest - unaffliated	$71,186,187	$6,292,268
Expenses	(31,941,729)	(10,348,717)
Fees waived	9,744,903	5,025,958

Total investment income	48,989,361	969,509

FUND EXPENSES
Administration — class specific	6,340,646	2,925,020
Professional	5,804	5,800
Miscellaneous	4,719	1,346

Total expenses	6,351,169	2,932,166
Less:
Fees waived and/or reimbursed by the Administrator	(5,804)	(2,496,569)

Total expenses after fees waived and/or reimbursed	6,345,365	435,597

Net investment income	42,643,996	533,912

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments	53,568	37,944
Net change in unrealized appreciation (depreciation) on:
Investments	(1,570,396)	—

Net realized and unrealized gain (loss)	(1,516,828)	37,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,127,168	$571,856

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets (unaudited)

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,643,996	$432,581,685	$533,912	$49,610,248
Net realized gain	53,568	2,445,662	37,944	2,438,929
Net change in unrealized appreciation (depreciation)	(1,570,396)	(3,672,403)	—	—

Net increase in net assets resulting from operations	41,127,168	431,354,944	571,856	52,049,177

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(387,870)	(8,320,736)
SL Agency	(42,502,032)	(432,685,382)	(1,026,683)	(44,103,830)

Decrease in net assets resulting from distributions to shareholders	(42,502,032)	(432,685,382)	(1,414,553)	(52,424,566)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,167,830,757	6,235,934,178	1,598,237,241	7,586,962,283

NET ASSETS
Total increase in net assets	7,166,455,893	6,234,603,740	1,597,394,544	7,586,586,894
Beginning of period	60,592,422,667	54,357,818,927	20,019,986,679	12,433,399,785

End of period	$67,758,878,560	$60,592,422,667	$21,617,381,223	$20,019,986,679

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019	2018	2017		2016

Net asset value, beginning of period	$1.0006		$1.0004		$1.0001	$1.0001	$1.0002		$1.00

Net investment income	0.0007		0.0078		0.0238	0.0206	0.0121		0.0058
Net realized and unrealized gain (loss)	(0.0000	)(a)	0.0002		0.0003	0.0000 (b)	(0.0001)		0.0003

Net increase from investment operations	0.0007		0.0080		0.0241	0.0206	0.0120		0.0061

Distributions(c)
From net investment income		(0.0007)	(0.0078)		(0.0238)	(0.0206)	(0.0121)		(0.0058)
From net realized gain	—		(0.0000	)(a)	—	—	(0.0000	)(a)	(0.0001)

Total distributions		(0.0007)	(0.0078)		(0.0238)	(0.0206)	(0.0121)		(0.0059)

Net asset value, end of period	$1.0006		$1.0006		$1.0004	$1.0001	$1.0001		$1.0002

Total Return(d)
Based on net asset value	0.07	%(e)	0.80%		2.43%	2.08%	1.21%		0.61%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.09%		0.09%	0.09%	0.09%		0.09%

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.09%		0.09%	0.09%	0.09%		0.09%

Net investment income	0.13	%(h)	0.75%		2.36%	2.05%	1.23%		0.58%

Supplemental Data
Net assets, end of period (000)	$67,758,879		$60,592,423		$54,357,819	$47,238,155	$56,065,762		$41,189,027

(a) Amount is greater than $(0.00005) per share.

(b) Amount is less than $0.00005 per share.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived, the impact to the expense ratios were as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019	2018	2017		2016

Expense ratios		0.03%	0.03%		0.03%	0.03%	0.03%		0.03%

(h)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Cash Funds: Treasury
		Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,						Period from 06/06/16 to 12/31/16	(a)
			2020	2019		2018	2017

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0001		0.0040	0.0210		0.0175	0.0079		0.0015
Net realized and unrealized gain	0.0000	(b)	0.0001	0.0000	(b)	0.0000 (b)	0.0000	(b)	0.0001

Net increase from investment operations	0.0001		0.0041	0.0210		0.0175	0.0079		0.0016

Distributions(c)
From net investment income		(0.0001)	(0.0040)	(0.0210)		(0.0175)	(0.0079)		(0.0015)
From net realized gain	—		(0.0001)	(0.0000	)(d)	—	(0.0000	)(d)	(0.0001)

Total distributions		(0.0001)	(0.0041)	(0.0210)		(0.0175)	(0.0079)		(0.0016)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	0.01	%(f)	0.41%	2.12%		1.76%	0.79%		0.16	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.12	%(i)	0.12%	0.12%		0.12%	0.12%		0.12	%(i)

Total expenses after fees waived and/or reimbursed	0.06	%(i)	0.12%	0.12%		0.12%	0.12%		0.12	%(i)

Net investment income	0.00	%(i)(j)	0.23%	2.06%		1.76%	0.93%		0.29	%(i)

Supplemental Data
Net assets, end of period (000)	$4,774,808		$9,011,269	$1,813,191		$1,182,627	$467,589		$80,257

(a) Recommencement of operations.

(b) Amount is less than $0.00005 per share.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Amount is greater than $(0.00005) per share.

(e) Where applicable, assumes the reinvestment of distributions.

(f)  Aggregate total return.

(g) Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived, the impact to the expense ratios were as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,						Period from 06/06/16 to 12/31/16	(a)
			2020	2019		2018	2017

Expense ratios		0.03%	0.03%	0.03%		0.03%	0.03%		0.03%

(i)	Annualized.
(j)	Amount is less than 0.005%.

See notes to financial statements.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Cash Funds: Treasury (continued)

		SL Agency
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017		2016

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0001		0.0042	0.0213		0.0178	0.0082		0.0029
Net realized and unrealized gain	0.0000	(a)	0.0001	0.0000	(a)	0.0000 (a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0001		0.0043	0.0213		0.0178	0.0082		0.0030

Distributions(b)
From net investment income		(0.0001)	(0.0042)	(0.0213)		(0.0178)	(0.0082)		(0.0029)
From net realized gain	—		(0.0001)	(0.0000	)(c)	—	(0.0000	)(c)	(0.0001)

Total distributions		(0.0001)	(0.0043)	(0.0213)		(0.0178)	(0.0082)		(0.0030)

Net asset value, end of period.	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.01	%(e)	0.43%	2.15%		1.79%	0.82%		0.30%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.09%	0.09%		0.09%	0.09%		0.09%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.09%	0.09%		0.09%	0.09%		0.09%

Net investment income	0.01	%(h)	0.37%	2.10%		1.78%	0.85%		0.29%

Supplemental Data
Net assets, end of period (000)	$16,842,573		$11,008,718	$10,620,209		$5,399,030	$4,204,767		$3,570,576

(a) Amount is less than $0.00005 per share.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Amount is greater than $(0.00005) per share.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived, the impact to the expense ratios were as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017		2016

Expense ratios		0.03%	0.03%	0.03%		0.03%	0.03%		0.03%

(h)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At June 30, 2021, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 94% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Institutional only offers SL Agency Shares and is only available for certain eligible investors. Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees.

The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Institutional, the Board is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from Institutional for up to 10 business days during a 90 day period, in the event that Institutional’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Institutional’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Administrator, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:

Fund Name	Capital		Institutional	Premium		Select		SL Agency	Trust

Institutional	N/A		N/A	N/A		N/A		0.02%	N/A
Treasury	0.07	%(a)	0.05%	0.10	%(a)	0.15	%(a)	0.02	0.38	%(a)

(a)	No shares outstanding as of June 30, 2021.

From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. The Administrator may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	SL Agency	Total

Institutional	$—	$6,340,646	$6,340,646
Treasury	1,459,605	1,465,415	2,925,020

As of June 30, 2021, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.

Expense Waivers and Reimbursements: The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2023. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.

The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator

Institutional	$5,804
Treasury	5,800

The Administrator has also voluntarily agreed to waive and/or reimburse a portion of their respective administration fees to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Administrator. The Administrator may discontinue the waiver and/or reimbursement at any time. With respect to Treasury, for the six months ended June 30, 2021, the amounts waived and/or reimbursed was $2,490,769.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.

5.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class of Institutional were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Institutional
SL Agency
Shares sold	152,473,129,156	$152,562,073,579	286,070,086,969	$286,294,830,540
Shares issued in reinvestment of distributions	—	—	1,600	1,598
Shares redeemed	(145,309,275,905)	(145,394,242,822)	(279,847,452,816)	(280,058,897,960)

	7,163,853,251	$7,167,830,757	6,222,635,753	$6,235,934,178

	7,163,853,251	$7,167,830,757	6,222,635,753	$6,235,934,178

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

Transactions in capital shares for each class of Treasury were as follows:

	Six Months Ended 06/30/21	Year Ended 12/31/20

Institutional
Shares sold	6,111,554,854	18,403,885,010
Shares issued in reinvestment of distributions	386,148	4,326,346
Shares redeemed	(10,347,964,292)	(11,210,411,510)

	(4,236,023,290)	7,197,799,846

SL Agency
Shares sold	113,636,312,155	212,451,150,761
Shares issued in reinvestment of distributions	18,832	1,425,029
Shares redeemed	(107,802,070,456)	(212,063,413,353)

	5,834,260,531	389,162,437

	1,598,237,241	7,586,962,283

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information   as of June 30, 2021

PORTFOLIO ALLOCATION

Money Market Master Portfolio	Percent of Net Assets

Repurchase Agreements	33%
Certificates of Deposit	26
Commercial Paper	26
Time Deposits	12
Municipal Bonds	1
Corporate Bonds	1
Other Assets Less Liabilities	1

PORTFOLIO ALLOCATION

Treasury Money Market Master Portfolio	Percent of Net Assets

U.S. Treasury Obligations	56%
Repurchase Agreements	47
Liabilities in Excess of Other Assets	(3)

M A S T E R P O R T F O L I O I N F O R M A T I O N	17

Schedule of Investments (unaudited) June 30, 2021	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

Certificates of Deposit — 26.0%

Domestic — 1.1%
Bank of America N.A.(a)
0.21%, 07/08/22	$65,250	$65,238,164
0.25%, 04/08/22	130,000	129,996,459
Citibank NA, 0.16%, 06/06/22	125,000	124,962,159
HSBC Bank USA N.A.
0.38%, 01/03/22	92,875	92,983,780
(SOFR + 0.21%), 0.26%, 02/04/22(a)	170,000	170,048,355
(SOFR + 0.25%), 0.30%, 01/07/22(a)	166,750	166,840,957

		750,069,874

Euro — 0.5%
Bank of Montreal, 0.01%, 03/09/22	129,800	129,643,909
Credit Industriel et Commercial, 0.01%, 01/28/22	174,000	173,859,734

		303,503,643

Yankee — 24.4%
Bank of Montreal, Chicago(a)(b)
(3 mo. LIBOR US + 0.04%), 0.23%, 10/06/21	42,000	42,004,385
(3 mo. LIBOR US + 0.05%), 0.20%, 02/23/22	110,000	110,014,164
(3 mo. LIBOR US + 0.05%), 0.24%, 06/06/22	305,000	305,028,578
(3 mo. LIBOR US + 0.05%), 0.25%, 05/16/22	303,000	303,026,403
(3 mo. LIBOR US + 0.10%), 0.29%, 01/04/22	372,000	372,038,208
(3 mo. LIBOR US + 0.11%), 0.23%, 12/13/21	186,000	186,083,653
(3 mo. LIBOR US + 0.11%), 0.24%, 12/21/21	373,000	373,177,071
(SOFR + 0.20%), 0.25%, 02/11/22	214,000	214,087,113
Bank of Nova Scotia, Houston(a)(b)
(SOFR + 0.16%), 0.21%, 07/08/22	242,000	241,990,635
(SOFR + 0.20%), 0.25%, 06/17/22	200,000	200,085,324
Bank of Nova Scotia, New York(b)
0.27%, 03/03/22	160,000	160,042,482
0.29%, 03/04/22	281,000	281,111,220
0.30%, 05/06/22	300,000	300,097,635
0.31%, 04/19/22	200,000	200,085,834
0.33%, 12/31/21	476,000	476,356,610
Bayerische Landesbank, New York(b)
0.11%, 09/02/21	400,000	399,997,148
0.16%, 07/01/21	150,000	150,000,333
0.20%, 02/25/22	100,000	99,982,663
0.21%, 07/27/21	375,000	375,044,985
BNP Paribas SA, New York, 0.19%, 06/03/22(b)	288,000	287,967,537
Canadian Imperial Bank of Commerce, New York(a)(b)
(3 mo. LIBOR US + 0.04%), 0.23%, 10/04/21	480,000	480,062,645
(3 mo. LIBOR US + 0.05%), 0.18%, 06/07/22	325,000	325,030,387
(3 mo. LIBOR US + 0.10%), 0.22%, 12/13/21	292,900	293,032,546
(3 mo. LIBOR US + 0.11%), 0.30%, 01/03/22	100,000	100,055,885
(3 mo. LIBOR US + 0.11%), 0.30%, 01/14/22	268,100	268,242,895
(3 mo. LIBOR US + 0.16%), 0.34%, 08/06/21	150,000	150,026,238
Credit Industriel et Commercial, New York, (3 mo. LIBOR US + 0.05%), 0.23%, 05/06/22(a)(b)	350,000	350,059,237
Credit Suisse AG, New York(b)
0.24%, 02/15/22	93,000	93,013,538
0.30%, 08/23/21	50,000	50,012,730
0.30%, 12/29/21	100,000	100,049,921
(SOFR + 0.30%), 0.35%, 11/19/21(a)	420,000	420,284,836
(SOFR + 0.30%), 0.35%, 05/09/22(a)	250,000	250,189,687
Kookmin Bank, New York, (1 mo. LIBOR US + 0.23%), 0.31%, 02/07/22(a)(b)	60,000	60,006,666
Landesbank Baden-Wurttemberg, New York(b)
0.25%, 07/07/21	272,700	272,707,946
0.25%, 07/08/21	43,000	43,001,432

Security	Par (000)	Value

Yankee (continued)
Mitsubishi UFJ Trust & Banking Corp., New York, 0.22%, 08/19/21(b)	$159,000	$159,028,685
Mizuho Bank Ltd., New York(b)
0.21%, 08/26/21	290,000	290,050,460
0.22%, 08/13/21	332,500	332,548,718
0.24%, 10/27/21	237,000	237,093,876
0.25%, 08/10/21	433,000	433,073,904
0.26%, 08/06/21	123,000	123,020,209
MUFG Bank Ltd., New York(b)
0.23%, 01/28/22	193,000	193,070,325
0.24%, 10/22/21	228,000	228,103,863
0.24%, 10/25/21	236,000	236,108,801
0.24%, 10/27/21	165,000	165,076,822
0.24%, 01/13/22	49,000	49,021,412
0.34%, 08/16/21	100,000	100,036,543
Natixis, New York, (3 mo. LIBOR US + 0.07%), 0.20%, 03/10/22(a)(b)	280,000	280,058,274
Norinchukin Bank, New York(b)
0.15%, 11/22/21	100,000	100,004,823
0.18%, 02/25/22	290,000	289,969,040
(3 mo. LIBOR US + 0.02%), 0.22%, 10/08/21(a)	349,900	349,899,996
(3 mo. LIBOR US + 0.03%), 0.18%, 09/27/21(a)	228,000	227,999,998
Royal Bank of Canada, New York(a)(b)
(3 mo. LIBOR US + 0.11%), 0.23%, 12/17/21	350,000	350,161,297
(3 mo. LIBOR US + 0.11%), 0.25%, 12/23/21	424,250	424,453,755
Standard Chartered Bank, New York(b)
0.24%, 02/01/22	150,000	150,037,681
0.25%, 01/20/22	189,000	189,057,668
(3 mo. LIBOR US + 0.02%), 0.15%, 09/03/21(a)	239,000	238,995,808
(3 mo. LIBOR US + 0.02%), 0.18%, 08/18/21(a)	230,000	229,999,991
(3 mo. LIBOR US + 0.03%), 0.18%, 10/01/21(a)	234,000	233,999,998
(3 mo. LIBOR US + 0.06%), 0.25%, 02/01/22(a)	216,000	216,000,000
(3 mo. LIBOR US + 0.09%), 0.29%, 10/01/21(a)	152,100	152,123,058
Sumitomo Mitsui Banking Corp., New York(b)
0.13%, 12/02/21	233,000	232,987,954
0.13%, 12/03/21	200,000	199,989,594
(3 mo. LIBOR US + 0.01%), 0.21%, 10/01/21(a)	192,000	192,009,704
(3 mo. LIBOR US + 0.02%), 0.22%, 07/08/21(a)	173,000	173,002,247
(3 mo. LIBOR US + 0.04%), 0.20%, 02/14/22(a)	241,000	240,999,993
(3 mo. LIBOR US + 0.15%), 0.29%, 08/30/21(a)	165,000	165,043,246
(3 mo. LIBOR US + 0.38%), 0.57%, 10/12/21(a)	144,000	144,159,058
Sumitomo Mitsui Trust Bank Ltd., New York, 0.16%, 01/03/22(b)	90,000	90,003,266
Svenska Handelsbanken AB, New York, (3 mo. LIBOR US + 0.11%), 0.31%, 07/01/21(a)(b)	166,300	166,300,000
Toronto-Dominion Bank, New York(a)(b)
(3 mo. LIBOR US + 0.10%), 0.25%, 08/24/21	300,000	300,048,558
(3 mo. LIBOR US + 0.14%), 0.33%, 07/19/21	59,000	59,005,515
Westpac Banking Corp., New York(a)(b)
(3 mo. LIBOR US + 0.01%), 0.15%, 08/26/21	90,000	90,002,747
(3 mo. LIBOR US + 0.01%), 0.16%, 08/25/21	100,000	100,002,996
(3 mo. LIBOR US + 0.04%), 0.16%, 03/16/22	89,250	89,262,682

		16,555,811,135

		17,609,384,652

Commercial Paper — 26.0%
Alinghi Funding Co. LLC, 0.29%, 10/08/21(c)	93,000	92,968,225
Antalis SA, 0.25%, 07/21/21(c)	40,000	39,997,900
ANZ New Zealand International Ltd., London, 0.25%, 04/26/22(c)	136,000	135,787,591
ASB Finance Ltd., London(c) 0.28%, 07/22/21	299,000	298,982,770

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
ASB Finance Ltd., London(c) (continued)
0.21%, 08/23/21(d)	$83,000	$82,990,040
Banco Santander SA(c)
0.22%, 07/01/21	284,000	283,999,449
0.17%, 08/13/21	289,000	288,968,210
Bedford Row Funding Corp., 0.06%, 07/07/21(c)	197,000	196,995,404
Bennington Stark Capital Co., 0.08%, 07/06/21(c)	876,119	876,105,840
BNP Paribas SA, 0.04%, 07/02/21(c)	194,000	193,999,139
BNZ International Funding Ltd., (SOFR + 0.25%), 0.30%, 11/22/21(a)	165,000	165,076,826
BNZ International Funding Ltd., London, 0.21%, 01/25/22(c)	148,500	148,379,302
BPCE SA, 0.34%, 12/01/21(c)	268,800	268,637,868
Caisse d’Amortissement de la Dette Sociale, 0.15%, 08/30/21(c)	208,460	208,428,210
Canadian Imperial Bank of Commerce, New York, (3 mo. LIBOR US + 0.07%), 0.25%, 08/03/21(a)	100,000	100,007,995
Chesham Finance Ltd., 0.09%, 07/01/21(c)	133,000	132,999,705
Citigroup Global Markets, Inc., 0.19%, 06/03/22(c)	279,400	278,790,585
Concord Minutemen Capital Co., 0.15%, 09/01/21(c)	297,000	296,940,748
Crown Point Capital LLC
0.30%, 10/01/21(c)	750,400	750,159,026
(3 mo. LIBOR US + 0.16%), 0.29%, 12/08/21(a)	447,500	447,656,979
DBS Group Holdings Ltd., 0.20%, 09/20/21(c)	75,000	74,974,888
Goldman Sachs International(c)
0.19%, 07/07/21	175,000	174,997,618
0.32%, 12/06/21	157,000	156,877,959
0.35%, 12/22/21	420,800	420,417,480
0.23%, 01/12/22	55,836	55,776,721
0.33%, 01/14/22	84,000	83,909,448
HSBC Bank PLC
0.33%, 01/03/22(c)	319,000	318,714,993
0.31%, 01/07/22(c)	281,000	280,740,589
0.27%, 02/02/22(c)	400,000	399,561,176
(3 mo. LIBOR US + 0.14%), 0.28%, 08/31/21(a)	150,000	150,029,981
ING US Funding LLC, 0.30%, 12/14/21(c)	365,000	364,785,825
Ionic Capital II Trust(c)
0.11%, 07/29/21	289,000	288,976,952
0.10%, 08/13/21	215,000	214,973,723
Ionic Capital III Trust, 0.09%, 07/23/21(c)	50,000	49,997,061
Keurig Dr Pepper, Inc., 0.12%, 07/07/21(c)	48,000	47,998,833
Landesbank Baden-Wurttemberg, New York, 0.08%, 07/07/21(c)	920,000	919,982,115
Legacy Capital LLC, 0.20%, 11/15/21(d)	300,000	299,985,524
Liberty Street Funding LLC, 0.07%, 07/01/21(c)	100,000	99,999,833
Macquarie Bank Ltd.
0.15%, 08/16/21(c)	100,000	99,984,333
0.10%, 09/15/21(c)	100,000	99,973,050
0.13%, 12/01/21(c)(d)	380,000	379,732,312
(3 mo. LIBOR US + 0.00%), 0.19%, 10/29/21(a)	200,000	199,993,406
(3 mo. LIBOR US + 0.01%), 0.19%, 07/26/21(a)	189,000	189,001,323
Mitsubishi UFJ Trust & Banking Corp.(c)
0.16%, 08/03/21	64,361	64,356,137
0.18%, 08/17/21	40,000	39,995,733
0.21%, 08/20/21(d)	30,000	29,996,600
National Australia Bank Ltd.(a)
(3 mo. LIBOR US + 0.04%), 0.19%, 03/29/22	150,000	149,999,999
(SOFR + 0.20%), 0.25%, 04/14/22	118,000	118,051,095
National Bank of Canada, (3 mo. LIBOR US + 0.05%), 0.21%, 08/11/21(a)	106,750	106,754,739
Oversea Chinese Banking Corp. Ltd. 0.28%, 07/14/21(c)	269,500	269,489,970

Security	Par (000)	Value

Commercial Paper (continued)
Oversea Chinese Banking Corp. Ltd. (continued)
(SOFR + 0.15%), 0.20%, 10/29/21(a)	$166,000	$166,033,454
Ridgefield Funding Co. LLC(c)
0.08%, 07/06/21	28,950	28,949,571
0.24%, 11/01/21	200,000	199,919,400
0.21%, 02/18/22	35,000	34,960,131
0.17%, 03/02/22	408,000	407,506,631
Skandinaviska Enskilda Banken AB(c)
0.19%, 11/01/21	100,000	99,961,767
0.15%, 02/18/22	110,000	109,887,513
0.24%, 04/21/22	245,000	244,642,641
Societe Generale SA(c)
0.30%, 07/01/21	350,000	349,999,321
0.32%, 01/10/22(d)	470,000	469,608,960
Standard Chartered Bank(c)
0.25%, 05/04/22	192,000	191,658,324
0.22%, 05/20/22	194,000	193,631,594
Sumitomo Mitsui Trust Bank Ltd., 0.11%, 09/03/21	444,000	443,931,642
Svenska Handelsbanken AB, 0.30%, 12/08/21(c)	165,000	164,908,498
Swedbank AB(c)
0.06%, 07/02/21	718,000	717,989,928
0.12%, 12/22/21	139,750	139,669,838
Toyota Motor Finance Netherlands BV, (3 mo. LIBOR US + 0.10%), 0.28%, 08/03/21(a)	215,500	215,526,291
UBS AG, London
0.30%, 03/11/22(c)	90,000	89,869,825
(3 mo. LIBOR US + 0.12%), 0.31%, 10/14/21(a)	230,000	230,052,104
(3 mo. LIBOR US + 0.12%), 0.29%, 11/12/21(a)	111,500	111,528,380
(3 mo. LIBOR US + 0.17%), 0.30%, 12/02/21(a)	170,000	170,078,892
0.25%, 02/08/22(a)(d)	243,000	242,998,382
(SOFR + 0.24%), 0.29%, 04/05/22(a)	200,000	200,018,712
United Overseas Bank Ltd.(c)
0.15%, 03/08/22	100,000	99,892,628
0.18%, 05/31/22	291,000	290,436,752
UnitedHealth Group, Inc., 0.10%, 07/02/21(c)	96,000	95,999,413
Westpac Banking Corp.(a)
(3 mo. LIBOR US + 0.01%), 0.16%, 08/25/21	115,000	115,003,445
(3 mo. LIBOR US + 0.04%), 0.17%, 03/10/22	92,000	92,010,120
Westpac Securities NZ Ltd. 0.21%, 10/15/21(c)	170,000	169,959,577
(3 mo. LIBOR US + 0.01%), 0.14%, 09/01/21(a)(d)	80,000	79,999,840

		17,604,534,802

Corporate Bonds — 0.8%

Automobiles — 0.8%
Toyota Motor Credit Corp.(a)
0.28%, 12/13/21	352,800	353,056,923
0.27%, 03/28/22	234,000	234,210,600

		587,267,523

Municipal Bonds — 1.5%

Arizona — 0.1%
Mizuho Floater/Residual Trust, RB, 0.45%, 02/15/41(a)(d)(e)	36,633	36,633,263

Montana — 0.2%
Rib Floater Trust Various States, RB, Series 19W, VRDN, 0.30%, 08/15/22(a)(d)(e)	16,480	16,480,000
Taxable Municipal Funding Trust, RB(a)(d)(e) VRDN, 0.29%, 04/01/25	96,945	96,945,000

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana (continued)
Taxable Municipal Funding Trust, RB(a)(d)(e) (continued)
Series 2018, VRDN, 0.29%, 03/01/47	$4,000	$4,000,000
Series 2018-4, VRDN, (AGM-CR), 0.13%, 10/01/21	3,270	3,270,000

		120,695,000

New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 0.15%, 07/01/29(a)(d)(e)	12,500	12,500,000

New York — 1.2%
Jets Stadium Development LLC(a)(e)
Series A-4A, VRDN, 0.13%, 04/01/47	39,155	39,155,000
Series A-4B, VRDN, 0.13%, 04/01/47	2,400	2,400,000
Series A-4C, VRDN, 0.13%, 04/01/47	34,100	34,100,000
Jets Stadium Finance Issuer 2015 LLC, VRDN, 0.13%, 04/01/47(a)(d)(e)	119,470	119,470,000
Mizuho Floater/Residual Trust, RB(a)(d)(e)
Series 2020, VRDN, 0.45%, 09/01/23	59,009	59,008,971
Series 2020, VRDN, 0.45%, 09/01/27	36,968	36,967,635
Mizuho Floater/Residual Trust, RB, M/F Housing, Series 2020, VRDN, 0.45%, 12/01/58(a)(d)(e)	42,500	42,500,000
Taxable Municipal Funding Trust, RB(a)(d)(e)
0.29%, 04/15/26	74,500	74,500,000
VRDN, 0.29%, 01/16/25	2,430	2,430,000
VRDN, 0.29%, 09/01/30	125,075	125,075,000
VRDN, 0.29%, 04/01/52	16,000	16,000,000
Series 20, VRDN, 0.29%, 05/01/29	81,220	81,220,000
Series 2019, VRDN, 0.13%, 06/01/47	59,710	59,710,000
Series 2020-001, 0.29%, 02/01/31	5,500	5,500,000
Taxable Municipal Funding Trust, Refunding RB(a)(d)(e)
0.29%, 11/15/54	14,920	14,920,000
VRDN, 0.19%, 05/15/50	16,005	16,005,000
VRDN, 0.19%, 11/15/52	10,000	10,000,000
Series 2019-F, VRDN, 0.29%, 12/01/30	8,155	8,155,000
Series 2020-012, VRDN, 0.13%, 09/01/30	40,085	40,085,000

		787,201,606

Ohio — 0.0%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 0.33%, 11/01/49(a)(d)(e)	34,170	34,170,000

Texas — 0.0%
Mizuho Floater/Residual Trust, RB, 0.45%, 11/01/56(a)(d)(e)	2,905	2,905,000

Security	Par (000)	Value

Wisconsin — 0.0%
Taxable Municipal Funding Trust, RB, Series 2019-B, VRDN, 0.29%, 11/01/24(a)(d)(e)	$6,145	$6,145,000

		1,000,249,869

Time Deposits — 11.6%
ABN Amro Bank NV, 0.09%, 07/01/21	3,145,000	3,145,000,000
Banco Santander Central Hispan, 0.10%, 07/01/21	400,000	400,000,000
Barclays Bank PLC, 0.12%, 07/01/21	255,000	255,000,000
Credit Agricole CIB, 0.06%, 07/01/21	100,420	100,420,000
ING Bank NV, 0.10%, 07/06/21	1,000,000	1,000,000,000
Landesbank Hessen-Thueringen Girozentrale, 0.10%, 07/01/21	377,000	377,000,000
Mizuho Bank Ltd., New York, 0.08%, 07/01/21	310,000	310,000,000
National Bank of Canada, 0.06%, 07/06/21	402,000	402,000,000
Royal Bank of Canada, 0.05%, 07/01/21	1,425,000	1,425,000,000
Skandinaviska Enskilda Banken, 0.05%, 07/01/21	438,774	438,774,000

		7,853,194,000

Total Short-Term Securities —65.9% (Cost: $44,646,290,063)		44,654,630,846

Total Repurchase Agreements — 33.5% (Cost: $22,698,000,000)		22,698,000,000

Total Investments — 99.4% (Cost: $67,344,290,063(f))		67,352,630,846
Other Assets Less Liabilities — 0.6%		412,086,437

Net Assets — 100.0%		$67,764,717,283

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates are the current rate or a range of current rates as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value

Barclays Bank PLC	0.18	%(a)	06/30/21	07/01/21	$409,000	$409,000	$ 409,002,045	Corporate Debt/Obligation, 1.32% to 8.35%, due 6/06/22 to 9/01/19	$ 381,799,188	$ 429,450,215

	0.58	(a)	06/30/21	10/03/21	71,500	71,500	71,609,435	Corporate Debt/Obligation, 0.02% to 5.46%, due 4/01/27 to 10/01/44	69,845,000	76,942,862

Total Barclays Bank PLC						$480,500				$ 506,393,077

Barclays Capital, Inc.	0.38	(a)	06/30/21	07/01/21	137,000	137,000	137,001,446	Corporate Debt/Obligation, 3.50% to 8.75%, due 4/15/22 to 12/31/49	146,941,000	154,619,647

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value

Barclays Capital, Inc. (continued)	0.31	%(a)	06/30/21	08/04/21	$226,000	$226,000	$ 226,068,114	U.S. Treasury Obligation, 0.38% to 1.13%, due 4/15/24 to 8/15/40	$ 256,253,800	$230,520,054

	0.58	(a)	06/30/21	10/03/21	71,500	71,500	71,609,435	Corporate Debt/Obligation, 0.91% to 7.50%, due 3/01/32 to 12/01/42	58,590,000	76,508,854

Total Barclays Capital, Inc.						$434,500				$461,648,555

BNP Paribas S.A.	0.18	(a)	06/30/21	07/01/21	219,000	219,000	219,001,095	Corporate Debt/Obligation, 0.00% to 5.34%, due 1/17/23 to 3/10/51	307,187,044	259,650,507

	0.47	(a)	06/30/21	10/03/21	75,000	75,000	75,093,021	Corporate Debt/Obligation, 0.98% to 12.00%, due 7/15/22 to 4/01/61	79,600,948	85,904,710

	0.43		05/12/21	08/16/21	100,000	100,000	100,114,667	Corporate Debt/Obligation, 0.98% to 11.00%, due 7/15/22 to 6/15/31	108,229,000	114,768,644

Total BNP Paribas S.A.						$394,000				$460,323,861

Bofa Securities, Inc.	0.33	(a)	06/30/21	08/04/21	100,000	100,000	100,032,083	Corporate Debt/Obligation, 1.25% to 6.68%, due 8/05/24 to 6/15/61	96,849,130	105,000,175

	0.40	(a)	06/30/21	08/04/21	305,000	305,000	305,118,611	Corporate Debt/Obligation, 2.11% to 5.37%, due 6/10/30 to 2/15/61	341,126,353	326,350,001

	0.68	(a)	06/30/21	09/03/21	160,000	160,000	160,196,444	Corporate Debt/Obligation, 5.00% to 6.50%, due 1/23/27 to 2/12/48	169,777,000	176,000,316

Total Bofa Securities, Inc.						$565,000				$607,350,492

Citigroup Global Markets, Inc.	0.06		06/30/21	07/01/21	5,000	5,000	5,000,008	U.S. Government Sponsored Agency Obligation, 2.50% to 4.50%, due 7/15/46 to 8/20/46	15,970,102	5,100,586

	0.13	(a)	06/30/21	07/01/21	100,000	100,000	100,000,361	Corporate Debt/Obligation, 0.00%, due 7/01/21	105,147,804	105,000,001

	0.40	(a)	06/30/21	09/30/21	179,000	179,000	179,182,978	Corporate Debt/Obligation, 0.50% to 6.01%, due 2/08/22 to 8/01/19	265,660,847	188,608,494

	0.05		06/30/21	07/01/21	33,000	33,000	33,000,046	U.S. Treasury Obligation, 0.88% to 5.50%, due 8/15/28 to 5/15/29	19,212,708	33,660,001

Total Citigroup Global Markets, Inc.						$317,000				$332,369,082

Credit Agricole Corp.	0.14		06/25/21	07/02/21	158,000	158,000	158,004,301	Corporate Debt/Obligation, 0.13% to 10.25%, due 4/15/22 to 4/29/61	153,887,237	168,245,570

	0.05		06/30/21	07/01/21	230,000	230,000	230,000,319	U.S. Treasury Obligation, 1.63% to 3.00%, due 2/15/25 to 8/15/28	218,485,087	234,600,040

	0.06		06/30/21	07/01/21	10,000	10,000	10,000,017	U.S. Government Sponsored Agency Obligation, 2.00%, due 1/20/51	10,216,807	10,200,000

	0.14		06/30/21	07/07/21	323,000	323,000	323,008,793	U.S. Treasury Obligation, 0.00% to 8.10%, due 8/15/21 to 12/15/96	323,751,980	342,428,404

Total Credit Agricole Corp.						$721,000				$755,474,014

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value

Credit Suisse Securities (USA) LLC	0.55	%(a)	06/30/21	08/04/21	$100,000	$100,000	$ 100,053,472	Corporate Debt/Obligation, 0.15% to 8.50%, due 4/01/25 to 6/04/81	$ 154,517,129	$108,210,069

	0.70	(a)	06/30/21	10/03/21	556,000	556,000	557,027,056	Corporate Debt/Obligation, 0.00% to 17.50%, due 1/15/22 to 12/31/79	3,366,843,137	622,836,970

Total Credit Suisse Securities (USA) LLC						$656,000				$731,047,039

Deutsche Bank Securities, Inc.	0.05		06/30/21	07/01/21	500,000	500,000	500,000,694	U.S. Treasury Obligation, 0.13% to 3.88%, due 7/15/21 to 2/15/51	329,486,700	510,000,023

Federal Reserve Bank of New York	0.05		06/30/21	07/01/21	15,000,000	15,000,000	15,000,020,833	U.S. Treasury Obligation, 0.13% to 2.00%, due 11/30/22 to 5/15/23	14,910,560,000	15,000,020,919

HSBC Securities (USA), Inc.	0.20	(a)	06/30/21	07/01/21	16,000	16,000	16,000,089	Corporate Debt/Obligation, 2.16% to 4.13%, due 3/15/23 to 12/20/50	16,064,612	16,627,894

	0.28	(a)	06/30/21	07/01/21	29,500	29,500	29,500,229	U.S. Government Sponsored Agency Obligation, 0.22% to 7.13%, due 6/15/23 to 7/15/48	30,808,626	31,832,786

Total HSBC Securities (USA), Inc.						$45,500				$48,460,680

J.P. Morgan Securities LLC	0.18	(a)	06/30/21	07/01/21	285,000	285,000	285,001,425	Corporate Debt/Obligation, 0.00% to 6.13%, due 7/29/21 to 6/15/44	372,813,888	295,330,426

	0.20	(a)	06/30/21	07/01/21	115,000	115,000	115,000,639	Corporate Debt/Obligation, 0.00% to 13.47%, due 8/02/21 to 10/15/48	186,652,768	119,515,135

	0.26	(a)	06/30/21	07/01/21	90,000	90,000	90,000,650	Corporate Debt/Obligation, 0.12% to 5.64%, due 7/15/30 to 11/25/60	1,408,202,326	96,300,000

	0.43	(a)	06/30/21	07/01/21	90,000	90,000	90,001,075	Corporate Debt/Obligation, 1.33% to 11.50%, due 4/01/23 to 12/31/00	121,953,126	97,839,391

	0.10	(a)	06/30/21	07/07/21	249,000	249,000	249,004,842	U.S. Government Sponsored Agency Obligation, 0.10% to 6.48%, due 11/25/22 to 5/16/63	2,329,451,338	261,450,000

	0.38	(a)	06/30/21	07/07/21	735,000	735,000	735,054,308	Corporate Debt/Obligation, 0.00% to 12.00%, due 8/02/21 to 12/31/00	780,482,691	818,108,156

	0.43	(a)	06/30/21	07/07/21	400,000	400,000	400,033,444	Corporate Debt/Obligation, 0.00% to 9.38%, due 2/15/22 to 2/15/67	2,747,617,069	433,110,534

	0.50	(a)	06/30/21	09/28/21	205,000	205,000	205,256,250	Corporate Debt/Obligation, 0.17% to 7.88%, due 3/28/22 to 12/15/68	882,899,500	221,269,136

	0.45	(a)	06/30/21	09/29/21	175,000	175,000	175,199,063	Corporate Debt/Obligation, 0.00% to 9.30%, due 8/02/21 to 10/25/69	720,020,132	192,170,522

Total J.P. Morgan Securities LLC						$2,344,000				$2,535,093,300

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.18	%(a)	06/30/21	07/01/21	$115,000	$115,000	$ 115,000,575	U.S. Government Sponsored Agency Obligation, 0.00% to 2.54%, due 5/01/46 to 7/01/51	$ 117,334,986	$118,450,001

	0.05		06/30/21	07/01/21	56,000	56,000	56,000,078	U.S. Government Sponsored Agency Obligation, 0.00% to 5.91%, due 11/25/21 to 1/25/50	825,609,974	58,800,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$171,000				$177,250,001

Mizuho Security USA, Inc.	0.23	(a)	06/30/21	07/01/21	24,000	24,000	24,000,153	Corporate Debt/Obligation, 0.05% to 8.25%, due 1/24/22 to 7/28/21	23,657,610	25,255,203

	0.58	(a)	06/30/21	08/04/21	67,000	67,000	67,037,781	Corporate Debt/Obligation, 2.25% to 5.00%, due 1/01/27 to 11/15/51	57,550,000	71,690,945

	0.63	(a)	06/30/21	09/29/21	40,000	40,000	40,063,700	Corporate Debt/Obligation, 4.00% to 5.00%, due 3/01/31 to 7/01/48	33,000,000	42,800,766

Total Mizuho Security USA, Inc.						$131,000				$139,746,914

TD Securities (USA) LLC	0.18	(a)	06/30/21	07/01/21	145,000	145,000	145,000,725	Corporate Debt/Obligation, 0.50% to 4.88%, due 11/15/22 to 5/25/33	152,174,000	155,150,424

Wells Fargo Securities LLC	0.31		05/18/21	08/16/21	50,000	50,000	50,038,750	Corporate Debt/Obligation, 0.00%, due 7/18/22	52,500,000	52,500,525

	0.28		06/01/21	08/30/21	90,000	90,000	90,063,000	Corporate Debt/Obligation, 0.00%, due 7/07/21	94,516,147	94,500,001

	0.47		06/10/21	09/07/21	85,000	85,000	85,098,765	Corporate Debt/Obligation, 0.00% to 7.39%, due 8/20/24 to 4/07/52	135,986,774	97,750,001

	0.23		06/25/21	07/02/21	78,500	78,500	78,503,511	Corporate Debt/Obligation, 0.00% to 5.15%, due 7/14/21 to 2/08/61	77,074,740	82,425,000

	0.18	(a)	06/30/21	07/01/21	100,000	100,000	100,000,500	Corporate Debt/Obligation, 0.38% to 8.63%, due 7/08/21 to 6/01/46	100,264,000	105,000,410

	0.20	(a)	06/30/21	07/01/21	390,000	390,000	390,002,167	Corporate Debt/Obligation, 0.00% to 6.65%, due 8/01/22 to 6/25/66	434,578,467	417,300,001

Total Wells Fargo Securities LLC						793,500				849,475,938

						$22,698,000				$23,269,804,319

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$17,609,384,652	$—	$17,609,384,652
Commercial Paper	—	17,604,534,802	—	17,604,534,802
Corporate Bonds	—	587,267,523	—	587,267,523
Municipal Bonds	—	1,000,249,869	—	1,000,249,869
Repurchase Agreements	—	22,698,000,000	—	22,698,000,000
Time Deposits	—	7,853,194,000	—	7,853,194,000

	$—	$67,352,630,846	$—	$67,352,630,846

See notes to financial statements.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

U.S. Treasury Obligations — 56.4%
U.S. Treasury Bills(a)
0.01%, 07/01/21	$272,030	$272,029,992
0.00%, 07/06/21	158,710	158,707,333
0.02%, 07/08/21	2,059,320	2,059,298,443
0.05%, 07/13/21	1,582,146	1,582,095,872
0.16%, 07/15/21	43,035	43,032,406
0.03%, 07/27/21	640,340	640,312,903
0.07%, 08/05/21	305,780	305,759,229
0.14%, 08/12/21	761,024	760,904,183
0.04%, 10/07/21	2,440,119	2,439,728,611
0.11%, 12/02/21	374,128	373,958,526
0.06%, 12/23/21	48,965	48,951,314
0.09%, 01/27/22	263,130	262,991,654
U.S. Treasury Notes
2.75%, 09/15/21	182,000	182,997,776
2.00%, 10/31/21	62,950	63,343,877
1.50%, 11/30/21	50,000	50,286,638
2.50%, 01/15/22	148,655	150,603,793
1.75%, 02/28/22	10,000	10,133,545
0.38%, 03/31/22	5,325	5,336,216
2.13%, 05/15/22	37,810	38,486,536
0.13%, 06/30/22	16,805	16,814,063
(3 mo.Treasury money market yield + 0.03%), 0.08%, 04/30/23(b)	179,150	179,163,285
(3 mo.Treasury money market yield + 0.05%), 0.10%, 01/31/23(b)	866,925	867,047,748

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.11%, 07/31/22(b)	1,220,082	$1,220,063,398
(3 mo.Treasury money market yield + 0.11%), 0.16%, 04/30/22(b)	$264,835	264,830,395
(3 mo.Treasury money market yield + 0.15%), 0.20%, 01/31/22(b)	108,995	108,991,056
(3 mo.Treasury money market yield + 0.22%), 0.27%, 07/31/21(b)	495,000	494,993,888
(3 mo.Treasury money market yield + 0.30%), 0.35%, 10/31/21(b)	368,135	368,290,475

Total Short-Term Securities —56.4% (Cost: $12,969,153,155)		12,969,153,155

Total Repurchase Agreements — 46.8% (Cost: $10,748,000,357)		10,748,000,357

Total Investments — 103.2% (Cost: $23,717,153,512(c))		23,717,153,512

Liabilities in Excess of Other Assets — (3.2)%		(734,572,257)

Net Assets — 100.0%		$22,982,581,255

(a)	Rates are the current rate or a range of current rates as of period end.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value

Bank Of Nova Scotia	0.05%		06/30/21	07/01/21	$71,000	$71,000	$ 71,000,099	U.S. Treasury Obligation, 0.00% to 4.75%, due 7/15/21 to 11/15/44	$ 68,649,600	$72,420,183

Barclays Capital, Inc.	0.05		06/30/21	07/01/21	1,385,000	1,385,000	1,385,001,924	U.S. Treasury Obligation, 0.00% to 8.13%, due 7/08/21 to 8/15/50	1,350,467,800	1,412,700,011

BNP Paribas S.A.	0.05		06/30/21	07/01/21	1,235,000	1,235,000	1,235,001,715	U.S. Treasury Obligation, 0.00% to 6.50%, due 11/04/21 to 5/15/50	1,227,678,020	1,259,700,001

Citigroup Global Markets, Inc.	0.05		06/30/21	07/01/21	125,000	125,000	125,000,174	U.S. Treasury Obligation, 0.00%, due 11/04/21	127,532,200	127,502,765

	0.05		06/30/21	07/01/21	242,000	242,000	242,000,336	U.S. Treasury Obligation, 0.88% to 5.50%, due 8/15/28 to 5/15/29	140,893,192	246,840,007

Total Citigroup Global Markets, Inc.						$367,000				$374,342,772

Credit Agricole Corp.	0.05		06/30/21	07/01/21	370,000	370,000	370,000,514	U.S. Treasury Obligation, 1.63% to 3.00%, due 2/15/25 to 8/15/28	351,476,013	377,400,069

Federal Reserve Bank of New York	0.05		06/30/21	07/01/21	3,655,000	3,655,000	3,655,005,076	U.S. Treasury Obligation, 0.13% to 2.13%, due 9/30/22 to 5/15/23	3,558,610,800	3,655,005,085

HSBC Securities (USA), Inc.	0.05	(a)	06/30/21	07/01/21	225,000	225,000	225,000,313	U.S. Treasury Obligation, 0.00% to 3.13%, due 7/31/21 to 2/15/51	257,846,422	229,500,000

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	Treasury Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral

Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value

J.P. Morgan Securities LLC	0.05%		06/30/21	07/01/21	$750,000	$750,000	$750,001,398	U.S. Treasury Obligation, 1.25% to 4.38%, due 6/30/28 to 5/15/39	$ 750,000,357	$765,000,364

	0.05		06/30/21	07/01/21	50,000	50,000	50,000,069	U.S. Treasury Obligation, 0.13% to 7.63%, due 6/30/23 to 2/15/25	51,126,800	51,000,004

Total J.P. Morgan Securities LLC						$800,000				$816,000,368

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05		06/30/21	07/01/21	200,000	200,000	200,000,278	U.S. Treasury Obligation, 0.08% to 2.88%, due 4/30/23 to 5/15/49	177,816,700	204,000,059

Natixis SA	0.05	(a)	06/30/21	07/01/21	1,350,000	1,350,000	1,350,001,875	U.S. Treasury Obligation, 0.00% to 5.38%, due 9/09/21 to 11/15/50	1,491,939,072	1,611,600,036

	0.05	(a)	06/30/21	07/01/21	290,000	290,000	290,000,403	U.S. Treasury Obligation, 0.00% to 3.50%, due 7/31/21 to 5/15/51	294,153,500	295,800,022

Total Natixis SA						$1,640,000				$1,907,400,058

SG Americas Securities LLC	0.05		06/30/21	07/01/21	500,000	500,000	500,000,694	U.S. Treasury Obligation, 0.00% to 6.50%, due 7/15/21 to 8/15/50	581,756,384	510,000,084

TD Securities (USA) LLC	0.05		06/30/21	07/01/21	300,000	300,000	300,000,417	U.S. Treasury Obligation, 0.13% to 2.88%, due 4/30/22 to 8/15/28	297,350,600	306,000,080

						$10,748,000				$11,124,468,770

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Short-Term Securities
Repurchase Agreements	$—	$10,748,000,357	$—	$10,748,000,357
U.S. Treasury Obligations	—	12,969,153,155	—	12,969,153,155

	$—	$23,717,153,512	$—	$23,717,153,512

See notes to financial statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$44,654,630,846	$12,969,153,155
Cash	55,062,402	705,313
Repurchase agreements, at value(b)	22,698,000,000	10,748,000,357
Receivables:
Investments sold	350,656,145	—
Interest — unaffiliated	10,526,392	4,398,312
From the Manager	—	725,609

Total assets	67,768,875,785	23,722,982,746

LIABILITIES
Payables:
Investments purchased	—	740,308,661
Investment advisory fees	3,828,462	—
Trustees’ fees	102,230	43,317
Other accrued expenses	—	49,513
Professional fees	227,810	—

Total liabilities	4,158,502	740,401,491

NET ASSETS	$67,764,717,283	$22,982,581,255

NET ASSETS CONSIST OF
Investors’ capital	$67,756,376,500	$22,982,581,255
Net unrealized appreciation (depreciation)	8,340,783	—

NET ASSETS	$67,764,717,283	$22,982,581,255

(a) Investments, at cost — unaffiliated	$44,646,290,063	$12,969,153,155
(b) Repurchase agreements, at cost	$22,698,000,000	$10,748,000,357

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended June 30, 2021

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$71,186,187	$6,684,020

Total investment income	71,186,187	6,684,020

EXPENSES
Investment advisory	31,705,277	10,870,033
Trustees	165,330	84,504
Professional	67,990	20,193
Miscellaneous	3,132	3,757

Total expenses	31,941,729	10,978,487
Less:
Fees waived and/or reimbursed by the Manager	(9,744,903)	(5,326,117)

Total expenses after fees waived and/or reimbursed	22,196,826	5,652,370

Net investment income	48,989,361	1,031,650

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	53,568	40,561
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,570,396)	—

Net realized and unrealized gain (loss)	(1,516,828)	40,561

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,472,533	$1,072,211

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,989,361	$444,102,384	$1,031,650	$58,335,961
Net realized gain	53,568	2,445,662	40,561	2,634,886
Net change in unrealized appreciation (depreciation)	(1,570,396)	(3,672,403)	—	—

Net increase in net assets resulting from operations	47,472,533	442,875,643	1,072,211	60,970,847

CAPITAL TRANSACTIONS
Proceeds from contributions	152,562,073,579	286,294,830,540	120,666,797,357	232,611,625,885
Value of withdrawals	(145,449,173,046)	(280,577,047,683)	(118,843,970,492)	(225,213,163,827)

Net increase in net assets derived from capital transactions	7,112,900,533	5,717,782,857	1,822,826,865	7,398,462,058

NET ASSETS
Total increase in net assets	7,160,373,066	6,160,658,500	1,823,899,076	7,459,432,905
Beginning of period	60,604,344,217	54,443,685,717	21,158,682,179	13,699,249,274

End of period	$67,764,717,283	$60,604,344,217	$22,982,581,255	$21,158,682,179

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	29

Financial Highlights (unaudited)

		Money Market Master Portfolio

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Total Return
Total return	0.08	%(a)	0.82%	2.45%	2.10%	1.23%	0.63%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.15	%(b)	0.77%	2.38%	2.06%	1.25%	0.60%

Supplemental Data
Net assets, end of period (000)	$67,764,717		$60,604,344	$54,443,686	$47,340,213	$56,134,571	$41,223,924

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited) (continued)

		Treasury Money Market Master Portfolio

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Total Return
Total return	0.02	%(a)	0.45%	2.17%	1.81%	0.84%	0.32%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.05	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.01	%(b)	0.37%	2.12%	1.76%	0.87%	0.31%

Supplemental Data
Net assets, end of period (000)	$22,982,581		$21,158,682	$13,699,249	$8,052,437	$9,348,334	$6,067,065

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as diversified.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from Money Market Master Portfolio for up to 10 business days during a 90 day period, in the event that such Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Money Market Master Portfolio for the benefit of the Money Market Master Portfolio’s remaining interest holders.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (Money Market Master Portfolio): The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Investment Valuation Policies (Treasury Money Market Master Portfolio): U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

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Notes to Financial Statements (unaudited) (continued)

Effective February 26, 2021, with respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manger.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager

Money Market Master Portfolio	$9,511,583
Treasury Money Market Master Portfolio	3,261,010

The Manager and BAL have also voluntarily agreed to waive a portion of their respective management investments advisory fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. With respect to Treasury Money Market Master Portfolio, for the six months ended June 30, 2021, the amount waived and/or reimbursed was $1,960,410.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Money Market Master Portfolio	$233,320
Treasury Money Market Master Portfolio	104,697

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolios may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Money Market Master Portfolio	$10,001,323	$564,788,759	$—

6.	INCOME TAX INFORMATION

Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

7.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

Certain obligations held by the Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.

Market Risk: Each Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Master Portfolio to reinvest in lower yielding securities. Each Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from each Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Master Portfolio portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price the Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Money Market Master Portfolio, and the Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Money Market Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Certain Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolios may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolios may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolios is uncertain.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Fund” and collectively, the “Master Funds”) and BlackRock Fund Advisors (the “Manager” or BlackRock), each Master Portfolio’s investment advisor. BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Feeder Fund” and collectively, the “Feeder Funds”), each a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in corresponding Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to each Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of each Feeder Fund and the interest holders of each Master Fund are referred to as “shareholders.”

The Approval Process:

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Master Fund and each Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Master Fund, each Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Master Fund and/or each Feeder Fund for services; (c) the Master Funds’ and/or the Feeder Funds’ operating expenses and how BlackRock allocates expenses to each Master Fund and each Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Funds’ and the Feeder Funds’ investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Funds’ and the Feeder Funds’ adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Funds’ and/or the Feeder Funds’ valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Master Fund and/or each Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of each Master Fund and each Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Master Fund and each Feeder Fund; (g) a summary of aggregate amounts paid by each Master Funds and/or each Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Funds’ shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Funds’ and the Feeder Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Fund and each Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Master Fund and each Feeder Fund; (d) the Feeder Funds’ fees

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Disclosure of Investment Advisory Agreement  (continued)

and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Master Fund and each Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Feeder Fund. Throughout the year, the Board compared each Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Funds’ portfolio management team discussing the Master Funds’ performance and the Master Funds’ investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Funds’ portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Funds’ portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Master Fund and each Feeder Fund. BlackRock and its affiliates provide each Master Fund and each Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Master Fund and each Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of each Master Fund and each Feeder Fund. In particular, BlackRock and its affiliates provide each Master Fund and each Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for each Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Master Fund and each Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Funds’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of each Master Fund, each Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Master Fund and each Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of each Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Feeder Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of each Master Fund and each Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed each Feeder Fund’s performance within the context of the low yield environment. In addition to reviewing the Feeder Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of each Master Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, each Feeder Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Feeder Funds, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Master Fund and each Feeder Fund

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Disclosure of Investment Advisory Agreement  (continued)

The Board, including the Independent Board Members, reviewed the Master Funds’/Feeder Fund’s contractual advisory fee rate compared with those of the Feeder Funds’ Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Funds’ total expense ratio, as well as the Master Funds’/Feeder Fund’s actual advisory fee rate, to those of the Feeder Funds’ Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Master Fund and each Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Master Fund and each Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Master Fund and each Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that each Master Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and each Feeder Fund’s total expense ratio each ranked in the first quartile relative to the pertinent Feeder Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for the pertinent Master Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Master Fund and each Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Master Fund and each Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Master Fund and each Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Funds’ asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Master Fund and each Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Master Fund and each Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Funds’ and/or the Master Funds’ fees and expenses are too high or if they are dissatisfied with the performance of each Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of each Master Fund for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	39

Disclosure of Investment Advisory Agreement  (continued)

Agreements with respect to each Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Trust”) met on February 10, 2021 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to Money Market Master Portfolio (the “Fund”), a series of the Master Trust.

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board previously met on May 11-13, 2020 (the “May 2020 Meeting”) to consider the approval of the continuation of the Trust’s investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager. At the May 2020 Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2021. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2020 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2020. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2020 Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T S U B - A D V I S O R Y A G R E E M E N T	41

Additional Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. The Funds’/Master Portfolios’ reports on Form N-MFP are available on the SEC’s website at sec.gov. Fund/Master Portfolio makes portfolio holdings available to shareholders/interest holders on its website at blackrock.com.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities and information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 626-1960; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Additional Information  (continued)

Fund and /or MIP Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited(a)

Edinburgh, EH3 8JB

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

North Quincy, MA 02171

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

(a)	For Money Market Master Portfolio.

A D D I T I O N A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM-CR	AGM Insured Custodial Receipt

CR	Custodian Receipt

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

VRDN	Variable Rate Demand Note

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

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Want to know more?

blackrock.com | 888-204-3956

MMF3-06/21-SAR

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

🌑	BlackRock LifePath® Dynamic Retirement Fund

🌑	BlackRock LifePath® Dynamic 2025 Fund

🌑	BlackRock LifePath® Dynamic 2030 Fund

🌑	BlackRock LifePath® Dynamic 2035 Fund

🌑	BlackRock LifePath® Dynamic 2040 Fund

🌑	BlackRock LifePath® Dynamic 2045 Fund

🌑	BlackRock LifePath® Dynamic 2050 Fund

🌑	BlackRock LifePath® Dynamic 2055 Fund

🌑	BlackRock LifePath® Dynamic 2060 Fund

🌑	BlackRock LifePath® Dynamic 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Dynamic Retirement Fund along with the BlackRock LifePath® Dynamic Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Dynamic Funds.”

For the six-month period ended June 30, 2021, for the LifePath Dynamic Funds across the Retirement Fund and vintages of 2030, 2035 and 2045, all of the Funds’ share classes outperformed their respective custom benchmarks except the Funds’ Investor C Shares which underperformed.

For the LifePath Dynamic Funds with vintages of 2025, 2050, 2055 and 2065, all of the Funds’ outperformed their respective custom benchmarks, except for the Funds’ Investor C Shares, which underperformed their respective custom benchmarks, and Class R Shares, which performed in line.

For the LifePath Dynamic 2040 Fund, all of the Fund’s share classes outperformed its respective custom benchmark.

For the LifePath Dynamic 2060 Fund, the Fund’s Institutional and Class K Shares outperformed its respective custom benchmark, while the Fund’s Investor A Shares performed in line with its respective custom benchmark, and Investor C and Class R Shares underperformed.

The returns for the LifePath Dynamic Funds include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

Relative performance was driven by a combination of tactical macro themes and underlying actively managed strategies. With regard to macro themes, an overweight in equities was the leading contributor to results given stocks’ strong gain in the first half of 2021. Within equities, overweight positions in Japan, Spain and Italy were particularly additive.

Nearly all of the LifePath Dynamic Funds’ underlying active strategies delivered positive returns versus their respective benchmarks, but the most notable contributors included Diversified Equity Master Portfolio (a U.S.-focused equity strategy), International Tilts Master Portfolio (an international developed market equity strategy) and Master Total Return Portfolio (a domestic fixed-income strategy).

Among macro themes, currency positioning was the largest detractor as a strengthening U.S. dollar was a headwind for the LifePath Dynamic Funds’ underweight in the currency. Positioning in fixed income also weighed on performance, driven by a relative value underweight in U.S. 10-year bonds versus other developed markets.

None of the underlying actively managed strategies materially detracted from performance. However, BlackRock Tactical Opportunities Fund (a global tactical asset allocation strategy) delivered roughly flat performance.

During the period, the LifePath Dynamic Funds with vintages of 2035, 2050, 2055 and 2060 at times had elevated exposures to cash as collateral for their respective derivatives positions. These cash positions had no material impact to the performance of each of the LifePath Dynamic Funds with vintages of 2035, 2050, 2055 and 2060 for the period.

Describe recent portfolio activity.

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon.

The LifePath Dynamic Funds entered the period with an overweight in developed market equities overall, as well as an overweight in peripheral European stocks versus a basket of certain developed market peers. The LifePath Dynamic Funds were underweight in U.S. 10-year bond futures versus Australian, Canadian and German 10-year bond futures, and were underweight in the U.S. dollar against a basket of developed market currencies.

At the start of the year, the investment adviser expected that economic activity would accelerate as vaccination rates picked up and economies reopened. This view broadly played out during the first half of 2021, benefiting the overweight in equities. The investment adviser reduced the extent of the overweight in March 2021 by removing an overweight in the Eurozone and trimming the portfolios’ allocations to the United Kingdom and Japan.

In April 2021, the LifePath Dynamic Funds moved to overweight positions in French and German equities versus U.S. and Japanese equities, driven by a positive view on Europe’s growth outlook. In addition, the LifePath Dynamic Funds increased the extent of their overweight positions in Spain and Italy. The LifePath Dynamic Funds also added an overweight position in the United Kingdom due to a similar pro-cyclical view. Given the rally in stocks, as well as the desire to reduce risk in advance of the June 2021 Federal Open Market Committee (“FOMC”) meeting, the investment adviser removed the French and German equity overweights late in the period. However, the investment adviser retained the other positions as of the end of June.

In fixed income, the LifePath Dynamic Funds entered 2021 with an underweight in U.S. 10-year bond futures versus Australian, Canadian and German 10-year bond futures. This stance reflected the investment adviser’s belief that U.S. fiscal stimulus was likely to outpace that of other developed-market nations. The investment adviser removed the position in Germany in early February 2021 on the view that the country’s yield curve would steepen and increased the portfolios’ overweights in Australian and Canadian 10-year bonds. The investment adviser closed this trade in April 2021, as a large amount of U.S. fiscal stimulus had been priced into the markets. In addition, the investment adviser saw the potential for the Bank of Canada to turn more hawkish.

The Fed’s tone changed at the June 2021 FOMC meeting. Believing this would pose a headwind to the LifePath Dynamic Funds’ underweight U.S. dollar position, the investment adviser closed the underweight in the currency against the global basket. However, the LifePath Dynamic Funds maintained an underweight in the U.S. dollar

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Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic Funds

versus the euro. The Fed’s more hawkish stance, together with more attractive prices brought about by a sizable flattening of the U.S. yield curve, also prompted the investment adviser to introduce an underweight in U.S. 30-year bond futures.

Describe portfolio positioning at period end.

The LifePath Dynamic Funds maintained a pro-cyclical stance, with an overweight in equities and an underweight in duration (interest-rate sensitivity). This positioning reflected the belief that the cyclical recovery had scope to continue given historic levels of policy support and the easing of COVID-19 restrictions. Specifically, the LifePath Dynamic Funds were overweight in Italian, Spanish, U.K. and Japanese equities, underweight in U.S. equities, underweight in the U.S. dollar versus the euro, and underweight in U.S. 30-year bond futures.

At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a predetermined “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that each LifePath Dynamic Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Because the BlackRock LifePath Dynamic Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Dynamic Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Dynamic Fund, reallocations of each LifePath Dynamic Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Dynamic Fund or achieve its investment objective.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	52.9%	9.0%	N/A	0.5%	11.7%	19.8%	3.9%	0.4%	1.6%	0.2%
07/01/12 to 06/30/13	52.9	9.1	2.8%	0.2	10.5	20.3	4.2	N/A	N/A	N/A
07/01/13 to 06/30/14	52.9	9.1	3.8	N/A	10.0	19.6	4.6	N/A	N/A	N/A
07/01/14 to 06/30/15	51.9	8.9	3.8	0.4	10.6	20.5	3.9	N/A	N/A	N/A
07/01/15 to 06/30/16	51.2	8.8	3.8	0.5	11.1	20.9	3.7	N/A	N/A	N/A
07/01/16 to 06/30/17	51.2	8.8	3.7	0.5	11.2	20.7	3.9	N/A	N/A	N/A
07/01/17 to 06/30/18	51.2	8.8	N/A	0.5	13.6	21.8	4.1	N/A	N/A	N/A
07/01/18 to 06/30/19	51.8	8.2	N/A	1.8	12.6	22.3	3.3	N/A	N/A	N/A
07/01/19 to 06/30/20	52.0	8.0	N/A	2.2	12.6	21.9	3.3	N/A	N/A	N/A
07/01/20 to 06/30/21	52.0	8.0	N/A	2.2	13.3	20.8	3.7	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	4.76%	17.91%	N/A	8.57%	N/A	6.47%	N/A
Investor A	4.65	17.71	11.53%	8.32	7.16%	6.21	5.63%
Investor C	4.27	16.83	15.83	7.47	7.47	5.54	5.54
Class K	4.91	18.30	N/A	8.81	N/A	6.77	N/A
Class R	4.61	17.43	N/A	8.11	N/A	5.97	N/A

LifePath Dynamic Retirement Fund Custom Benchmark(c)	4.47	15.80	N/A	7.90	N/A	6.34	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. LifePath Dynamic Retirement Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic Retirement Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic Retirement Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic Retirement Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic Retirement Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic Retirement Fund under a different investment strategy. LifePath Dynamic Retirement Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic Retirement Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic Retirement Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	57%
Equity Funds	42
Money Market Funds	7
Liabilities in Excess of Other Assets	(6)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	22%
CoreAlpha Bond Master Portfolio	19
iShares Core U.S. Aggregate Bond ETF	16
Master Total Return Portfolio	13
iShares TIPS Bond ETF	8
BlackRock Cash Funds: Institutional, SL Agency Shares	6
International Tilts Master Portfolio	6
BlackRock Tactical Opportunities Fund, Class K	5
BlackRock Advantage Emerging Markets Fund, Class K	4
iShares MSCI EAFE Small-Cap ETF	2

F U N D S U M M A R Y	7

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	30.8%	4.8%	N/A	4.8%	18.7%	34.3%	3.1%	0.5%	2.8%	0.2%
07/01/12 to 06/30/13	32.9	5.1	2.9%	4.5	17.4	34.0	3.2	N/A	N/A	N/A
07/01/13 to 06/30/14	34.6	5.4	3.8	4.3	16.9	31.6	3.4	N/A	N/A	N/A
07/01/14 to 06/30/15	32.5	5.1	3.8	5.0	18.1	32.5	3.0	N/A	N/A	N/A
07/01/15 to 06/30/16	31.8	5.1	3.8	5.3	18.7	32.4	2.9	N/A	N/A	N/A
07/01/16 to 06/30/17	33.1	5.4	3.8	5.1	18.4	31.2	3.0	N/A	N/A	N/A
07/01/17 to 06/30/18	35.9	5.8	N/A	4.7	19.5	30.9	3.2	N/A	N/A	N/A
07/01/18 to 06/30/19	37.4	6.7	N/A	3.1	19.6	30.2	3.0	N/A	N/A	N/A
07/01/19 to 06/30/20	40.6	7.3	N/A	2.4	18.5	28.3	2.9	N/A	N/A	N/A
07/01/20 to 06/30/21	42.7	7.4	N/A	2.3	17.9	26.4	3.3	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	6.28%	22.19%	N/A	10.21%	N/A	7.59%	N/A
Investor A	6.14	21.96	15.56%	9.94	8.76%	7.32	6.75%
Investor C	5.74	20.99	19.99	9.07	9.07	6.67	6.67
Class K	6.40	22.58	N/A	10.46	N/A	7.82	N/A
Class R	5.99	21.67	N/A	9.72	N/A	7.09	N/A

LifePath Dynamic 2025 Fund Custom Benchmark(c)	5.94	20.26	N/A	9.54	N/A	7.58	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2025. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2025 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	50%
Fixed-Income Funds	46
Money Market Funds	4
Other Assets Less Liabilities	—	(a)

(a)	Rounds to less than 1% of net assets.

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	27%
CoreAlpha Bond Master Portfolio	14
iShares Core U.S. Aggregate Bond ETF	12
Master Total Return Portfolio	10
iShares TIPS Bond ETF	8
International Tilts Master Portfolio	7
BlackRock Advantage Emerging Markets Fund, Class K	6
BlackRock Tactical Opportunities Fund, Class K	5
BlackRock Cash Funds: Treasury, SL Agency Shares	4
iShares MSCI EAFE Small-Cap ETF	3

F U N D S U M M A R Y	9

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	24.5%	3.6%	N/A	6.0%	20.8%	38.4%	2.9%	0.5%	3.1%	0.2%
07/01/12 to 06/30/13	26.7	3.9	2.9%	5.8	19.6	38.2	2.9	N/A	N/A	N/A
07/01/13 to 06/30/14	28.5	4.2	3.8	5.7	19.2	35.6	3.0	N/A	N/A	N/A
07/01/14 to 06/30/15	24.5	3.7	3.9	6.9	21.1	37.3	2.6	N/A	N/A	N/A
07/01/15 to 06/30/16	22.8	3.5	3.9	7.6	22.0	37.7	2.5	N/A	N/A	N/A
07/01/16 to 06/30/17	24.1	3.7	3.9	7.7	21.7	36.4	2.5	N/A	N/A	N/A
07/01/17 to 06/30/18	26.7	4.2	N/A	7.6	22.7	36.3	2.5	N/A	N/A	N/A
07/01/18 to 06/30/19	26.8	5.5	N/A	4.3	24.6	36.0	2.8	N/A	N/A	N/A
07/01/19 to 06/30/20	29.7	6.2	N/A	3.0	24.1	34.5	2.5	N/A	N/A	N/A
07/01/20 to 06/30/21	31.6	6.4	N/A	2.9	23.2	33.2	2.7	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	8.11%	27.12%	N/A	11.48%	N/A	8.33%	N/A
Investor A	7.98	26.77	20.12%	11.21	10.02%	8.06	7.48%
Investor C	7.53	25.82	24.82	10.32	10.32	7.40	7.40
Class K	8.20	27.43	N/A	11.71	N/A	8.63	N/A
Class R	7.87	26.50	N/A	10.97	N/A	7.82	N/A

LifePath Dynamic 2030 Fund Custom Benchmark(c)	7.64	25.10	N/A	10.73	N/A	8.28	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2030. LifePath Dynamic 2030 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2030 Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic 2030 Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic 2030 Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic 2030 Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic 2030 Fund under a different investment strategy. LifePath Dynamic 2030 Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic 2030 Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2030 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	64%
Fixed-Income Funds	35
Money Market Funds	7
Liabilities in Excess of Other Assets	(6)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	35%
CoreAlpha Bond Master Portfolio	11
International Tilts Master Portfolio	10
iShares Core U.S. Aggregate Bond ETF	9
Master Total Return Portfolio	7
BlackRock Advantage Emerging Markets Fund, Class K	7
iShares TIPS Bond ETF	7
BlackRock Cash Funds: Institutional, SL Agency Shares	6
BlackRock Tactical Opportunities Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4

F U N D S U M M A R Y	11

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	18.9%	2.5%	N/A	7.1%	22.6%	42.1%	2.7%	0.5%	3.4%	0.2%
07/01/12 to 06/30/13	21.3	2.8	2.9%	7.0	21.5	41.9	2.6	N/A	N/A	N/A
07/01/13 to 06/30/14	23.0	3.0	3.9	7.0	21.3	39.2	2.6	N/A	N/A	N/A
07/01/14 to 06/30/15	17.2	2.3	3.9	8.7	23.8	41.8	2.3	N/A	N/A	N/A
07/01/15 to 06/30/16	14.0	2.1	3.9	9.9	25.2	42.8	2.1	N/A	N/A	N/A
07/01/16 to 06/30/17	15.4	2.3	4.0	10.1	24.9	41.3	2.0	N/A	N/A	N/A
07/01/17 to 06/30/18	17.9	2.6	N/A	10.4	25.7	41.5	1.9	N/A	N/A	N/A
07/01/18 to 06/30/19	17.2	4.0	N/A	5.5	29.2	41.5	2.6	N/A	N/A	N/A
07/01/19 to 06/30/20	19.5	4.9	N/A	3.6	29.5	40.5	2.0	N/A	N/A	N/A
07/01/20 to 06/30/21	21.2	5.1	N/A	3.5	28.3	39.7	2.2	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	9.74%	31.44%	N/A	12.53%	N/A	8.94%	N/A
Investor A	9.58	31.08	24.20%	12.24	11.04%	8.67	8.08%
Investor C	9.18	30.09	29.09	11.37	11.37	8.00	8.00
Class K	9.85	31.74	N/A	12.77	N/A	9.29	N/A
Class R	9.43	30.83	N/A	12.03	N/A	8.43	N/A

LifePath Dynamic 2035 Fund Custom Benchmark(c)	9.29	29.89	N/A	11.86	N/A	8.95	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2035. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2035 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	71%
Fixed-Income Funds	23
Money Market Funds	7
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	39%
International Tilts Master Portfolio	11
BlackRock Advantage Emerging Markets Fund, Class K	8
CoreAlpha Bond Master Portfolio	7
iShares Core U.S. Aggregate Bond ETF	6
iShares TIPS Bond ETF	5
BlackRock Tactical Opportunities Fund, Class K	5
Master Total Return Portfolio	5
BlackRock Cash Funds: Treasury, SL Agency Shares	5
iShares MSCI EAFE Small-Cap ETF	4

F U N D S U M M A R Y	13

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	13.9%	1.5%	N/A	8.1%	24.2%	45.4%	2.5%	0.6%	3.6%	0.2%
07/01/12 to 06/30/13	16.4	1.7	2.9%	8.1	23.3	45.3	2.3	N/A	N/A	N/A
07/01/13 to 06/30/14	18.2	1.8	3.9	8.2	23.1	42.5	2.3	N/A	N/A	N/A
07/01/14 to 06/30/15	10.8	1.2	4.0	10.5	26.2	45.2	2.1	N/A	N/A	N/A
07/01/15 to 06/30/16	6.4	0.8	4.0	12.1	28.1	46.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	7.6	1.0	4.1	12.4	27.9	45.4	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	9.9	1.3	N/A	12.9	28.4	46.1	1.4	N/A	N/A	N/A
07/01/18 to 06/30/19	8.8	2.5	N/A	6.6	33.4	46.3	2.4	N/A	N/A	N/A
07/01/19 to 06/30/20	10.6	3.2	N/A	4.1	34.4	46.0	1.7	N/A	N/A	N/A
07/01/20 to 06/30/21	12.2	3.5	N/A	4.1	33.0	45.5	1.7	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	11.37%	36.31%	N/A	13.49%	N/A	9.47%	N/A
Investor A	11.26	36.05	28.91%	13.20	11.98%	9.20	8.61%
Investor C	10.85	35.01	34.01	12.31	12.31	8.52	8.52
Class K	11.55	36.71	N/A	13.73	N/A	9.78	N/A
Class R	11.12	35.74	N/A	12.95	N/A	8.95	N/A

LifePath Dynamic 2040 Fund Custom Benchmark(c)	10.78	34.32	N/A	12.86	N/A	9.52	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2040. LifePath Dynamic 2040 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2040 Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic 2040 Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic 2040 Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic 2040 Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic 2040 Fund under a different investment strategy. LifePath Dynamic 2040 Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic 2040 Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2040 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	85%
Fixed-Income Funds	14
Money Market Funds	4
Liabilities in Excess of Other Assets	(3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	47%
International Tilts Master Portfolio	13
BlackRock Advantage Emerging Markets Fund, Class K	10
iShares MSCI EAFE Small-Cap ETF	6
BlackRock Tactical Opportunities Fund, Class K	5
iShares Developed Real Estate Index Fund, Class K	4
BlackRock Cash Funds: Institutional, SL Agency Shares	4
CoreAlpha Bond Master Portfolio	4
iShares TIPS Bond ETF	3
iShares Core U.S. Aggregate Bond ETF	3

F U N D S U M M A R Y	15

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	9.5%	N/A	N/A	9.1%	25.8%	48.6%	2.3%	0.6%	3.9%	0.2%
07/01/12 to 06/30/13	12.4	N/A	3.0%	9.1	24.9	48.5	2.1	N/A	N/A	N/A
07/01/13 to 06/30/14	14.5	N/A	3.9	9.3	24.9	45.4	2.0	N/A	N/A	N/A
07/01/14 to 06/30/15	7.2	N/A	4.1	11.6	27.7	47.3	2.1	N/A	N/A	N/A
07/01/15 to 06/30/16	2.0	0.2%	4.3	13.5	29.8	48.3	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	2.6	0.3	4.3	14.1	29.9	47.2	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	3.8	0.4	N/A	15.1	30.7	48.8	1.2	N/A	N/A	N/A
07/01/18 to 06/30/19	3.2	1.0	N/A	7.4	36.6	49.5	2.3	N/A	N/A	N/A
07/01/19 to 06/30/20	4.2	1.6	N/A	4.5	38.2	50.1	1.4	N/A	N/A	N/A
07/01/20 to 06/30/21	5.0	1.9	N/A	4.5	36.9	50.5	1.2	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	12.48%	38.87%	N/A	13.95%	N/A	9.79%	N/A
Investor A	12.38	38.53	31.26%	13.68	12.46%	9.53	8.94%
Investor C	11.93	37.52	36.52	12.79	12.79	8.86	8.86
Class K	12.64	39.18	N/A	14.21	N/A	10.10	N/A
Class R	12.26	38.23	N/A	13.45	N/A	9.28	N/A

LifePath Dynamic 2045 Fund Custom Benchmark(c)	11.99	37.89	N/A	13.57	N/A	9.98	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2045. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2045 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	89%
Fixed-Income Funds	6
Money Market Funds	4
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	49%
International Tilts Master Portfolio	14
BlackRock Advantage Emerging Markets Fund, Class K	11
iShares MSCI EAFE Small-Cap ETF	6
BlackRock Tactical Opportunities Fund, Class K	5
iShares Developed Real Estate Index Fund, Class K	4
BlackRock Cash Funds: Treasury, SL Agency Shares	4
iShares TIPS Bond ETF	2
CoreAlpha Bond Master Portfolio	1
iShares Core U.S. Aggregate Bond ETF	1

F U N D S U M M A R Y	17

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	4.1%	N/A	N/A	10.1%	27.2%	51.4%	2.2%	0.6%	4.1%	0.3%
07/01/12 to 06/30/13	9.3	N/A	3.9%	10.3	26.5	48.3	1.7	N/A	N/A	N/A
07/01/13 to 06/30/14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
07/01/14 to 06/30/15	4.7	N/A	4.1	12.2	28.5	48.5	2.0	N/A	N/A	N/A
07/01/15 to 06/30/16	1.0	N/A	4.3	13.9	30.2	48.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	1.0	N/A	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	1.1	N/A	N/A	16.1	31.7	50.0	1.1	N/A	N/A	N/A
07/01/18 to 06/30/19	0.9	0.2%	N/A	7.6	38.1	50.8	2.4	N/A	N/A	N/A
07/01/19 to 06/30/20	1.2	0.4	N/A	4.8	40.1	52.2	1.3	N/A	N/A	N/A
07/01/20 to 06/30/21	1.5	0.6	N/A	4.7	39.1	53.1	1.0	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.
See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	12.89%	39.83%	N/A	14.25%	N/A	10.01%	N/A
Investor A	12.76	39.45	32.13%	13.96	12.74%	9.74	9.15%
Investor C	12.36	38.35	37.35	13.05	13.05	9.07	9.07
Class K	13.02	40.11	N/A	14.48	N/A	10.32	N/A
Class R	12.64	39.15	N/A	13.71	N/A	9.50	N/A

LifePath Dynamic 2050 Fund Custom Benchmark(c)	12.63	39.74	N/A	13.90	N/A	10.24	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2050. LifePath Dynamic 2050 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2050 Fund when its assets could be allocated to underlying funds that invest primarily in commodities. LifePath Dynamic 2050 Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of LifePath Dynamic 2050 Fund when it incorporated different allocations in its glidepath and had a different investment strategy. LifePath Dynamic 2050 Fund’s returns prior to December 14, 2015 are the returns of LifePath Dynamic 2050 Fund under a different investment strategy. LifePath Dynamic 2050 Fund’s returns prior to November 28, 2014 are the returns of LifePath Dynamic 2050 Fund when it had a different target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2050 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	91%
Money Market Funds	6
Fixed-Income Funds	2
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	53%
International Tilts Master Portfolio	15
BlackRock Advantage Emerging Markets Fund, Class K	12
iShares MSCI EAFE Small-Cap ETF	6
BlackRock Cash Funds: Treasury, SL Agency Shares	5
iShares Developed Real Estate Index Fund, Class K	5
iShares Core U.S. Aggregate Bond ETF	1
iShares TIPS Bond ETF	1
CoreAlpha Bond Master Portfolio	—	(a)
Master Total Return Portfolio	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	19

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE						S&P
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell	S&P		SmallCap
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®	MidCap 400®	S&P 500®	600®
Period	Bond Index	(Series-L)	Index(a)	Index	IMI Index	Index	Index	Index	Index	Index

07/01/11 to 06/30/12	1.0%	N/A	N/A	10.6%	29.0%	50.1%	4.2%	0.7%	4.1%	0.3%
07/01/12 to 06/30/13	2.0	N/A	3.1%	11.3	27.9	53.8	1.9	N/A	N/A	N/A
07/01/13 to 06/30/14	4.1	N/A	4.0	11.8	28.1	50.3	1.7	N/A	N/A	N/A
07/01/14 to 06/30/15	2.6	N/A	4.1	12.8	29.2	49.3	2.0	N/A	N/A	N/A
07/01/15 to 06/30/16	1.0	N/A	4.2	13.9	30.2	48.8	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	1.0	N/A	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	1.0	N/A	N/A	16.2	31.9	49.8	1.1	N/A	N/A	N/A
07/01/18 to 06/30/19	0.9	0.1%	N/A	7.6	38.2	50.8	2.4	N/A	N/A	N/A
07/01/19 to 06/30/20	0.8	0.2	N/A	4.8	40.5	52.4	1.3	N/A	N/A	N/A
07/01/20 to 06/30/21	0.8	0.2	N/A	4.8	39.5	53.7	1.0	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.
See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month	Without	With	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	13.05%	40.35%	N/A	14.35%	N/A	10.17%	N/A
Investor A	12.93	40.08	32.72%	14.06	12.84%	9.89	9.30%
Investor C	12.44	38.92	37.92	13.15	13.15	9.21	9.21
Class K	13.22	40.73	N/A	14.58	N/A	10.50	N/A
Class R	12.75	39.71	N/A	13.82	N/A	9.63	N/A

LifePath Dynamic 2055 Fund Custom Benchmark(c)	12.75	40.07	N/A	13.95	N/A	10.37	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2055. Effective November 7, 2016, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the LifePath Dynamic Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the LifePath Dynamic Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(c)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2055 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	88%
Money Market Funds	9
Fixed-Income Funds	1
Other Assets Less Liabilities	2

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	52%
International Tilts Master Portfolio	14
BlackRock Advantage Emerging Markets Fund, Class K	12
BlackRock Cash Funds: Treasury, SL Agency Shares	9
iShares MSCI EAFE Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares Core U.S. Aggregate Bond ETF	—	(a)
CoreAlpha Bond Master Portfolio	—	(a)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	(a)
Master Total Return Portfolio	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	21

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected		FTSE
	Barclays	Securities	Bloomberg	EPRA Nareit	MSCI	Russell	Russell
	U.S. Aggregate	(TIPS) Index	Commodity	Developed	ACWI ex USA	1000®	2000®
Period	Bond Index	(Series-L)	Index	Index	IMI Index	Index	Index

07/01/17 to 06/30/18	1.0%	N/A	0.0%	16.2%	31.9%	49.8%	1.1%
07/01/18 to 06/30/19	0.9	0.1%	N/A	7.6	38.2	50.8	2.4
07/01/19 to 06/30/20	0.9	0.1	N/A	4.8	40.5	52.4	1.3
07/01/20 to 06/30/21	0.9	0.1	N/A	4.8	39.5	53.7	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge

Institutional	12.90%	39.71%	N/A	13.31%	N/A
Investor A	12.71	39.31	32.00%	13.02	11.53%
Investor C	12.37	38.41	37.41	12.14	12.14
Class K	12.93	39.97	N/A	13.53	N/A
Class R	12.61	39.09	N/A	12.80	N/A

LifePath Dynamic 2060 Fund Custom Benchmark(d)	12.75	40.07	N/A	13.57	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.77	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	5.05	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	6.27	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	8.90	N/A
Russell 1000® Index	14.95	43.07	N/A	17.79	N/A
Russell 2000® Index	17.54	62.03	N/A	15.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060. LifePath Dynamic 2060 Fund’s returns prior to March 31, 2018 are the returns of LifePath Dynamic 2060 Fund when its assets could be allocated to underlying funds that invest primarily in commodities.

(c)	The LifePath Dynamic Fund commenced operations on May 31, 2017.
(d)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2060 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	89%
Money Market Funds	13
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	49%
International Tilts Master Portfolio	12
BlackRock Advantage Emerging Markets Fund, Class K	11
BlackRock Cash Funds: Treasury, SL Agency Shares	9
iShares MSCI EAFE Small-Cap ETF	7
iShares Developed Real Estate Index Fund, Class K	5
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares MSCI Canada ETF	3
iShares Russell 2000 ETF	1
iShares Core U.S. Aggregate Bond ETF	1

F U N D S U M M A R Y	23

Fund Summary as of June 30, 2021	BlackRock LifePath® Dynamic 2065 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

		Bloomberg
		Barclays
		U.S. Treasury
		Inflation
	Bloomberg	Protected	FTSE
	Barclays	Securities	EPRA Nareit	MSCI	Russell	Russell
	U.S. Aggregate	(TIPS) Index	Developed	ACWI ex USA	1000®	2000®
Period(a)	Bond Index	(Series-L)	Index	IMI Index	Index	Index

10/31/19 to 06/30/20	1.0%	0.0%	4.8%	40.5%	52.4%	1.3%
07/01/20 to 06/30/21	1.0	0.0	4.8	39.5	53.7	1.0

(a)	The LifePath Dynamic Fund 2065 commenced operations on October 30, 2019.
See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month	Without	With	Without	With
	Total	Sales	Sales	Sales	Sales
	Returns	Charge	Charge	Charge	Charge

Institutional	13.01%	39.99%	N/A	20.05%	N/A
Investor A	12.89	39.80	32.47%	19.77	15.96%
Investor C	12.49	38.64	37.64	18.86	18.86
Class K	13.15	40.32	N/A	20.33	N/A
Class R	12.78	39.38	N/A	19.52	N/A

LifePath Dynamic 2065 Fund Custom Benchmark(d)	12.75	40.06	N/A	20.92	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	8.25	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	2.68	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	16.25	N/A
Russell 1000® Index	14.95	43.07	N/A	26.51	N/A
Russell 2000® Index	17.54	62.03	N/A	27.57	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Dynamic 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors expecting to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Dynamic Fund commenced operations on October 30, 2019.
(d)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Dynamic 2065 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	96%
Money Market Funds	7
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Diversified Equity Master Portfolio	53%
International Tilts Master Portfolio	15
BlackRock Advantage Emerging Markets Fund, Class K	12
iShares MSCI EAFE Small-Cap ETF	7
iShares Developed Real Estate Index Fund, Class K	5
BlackRock Cash Funds: Institutional, SL Agency Shares	4
BlackRock Cash Funds: Treasury, SL Agency Shares	3
iShares MSCI Canada ETF	2
iShares Russell 2000 ETF	1
iShares Core U.S. Aggregate Bond ETF	1

F U N D S U M M A R Y	25

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the LifePath Dynamic Funds’ investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), LifePath Dynamic Funds’ Manager and Administrator respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Dynamic Fund’s performance would have been lower. With respect to each LifePath Dynamic Fund’s voluntary waivers, if any, the Manager and Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waivers may be reduced or discontinued at any time. With respect to each LifePath Dynamic Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of June 30, 2021, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000® of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses (continued)

examples shown (which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Dynamic Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)

	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)	the Period (b)	(01/01/21)	(06/30/21)	the Period (b)	Ratio
LifePath Dynamic Retirement Fund
Institutional	$ 1,000.00	$ 1,047.60	$ 2.84	$ 1,000.00	$ 1,022.02	$ 2.81	0.56%
Investor A	1,000.00	1,046.50	4.16	1,000.00	1,020.73	4.11	0.82
Investor C	1,000.00	1,042.70	7.95	1,000.00	1,017.01	7.85	1.57
Class K	1,000.00	1,049.10	1.63	1,000.00	1,023.21	1.61	0.32
Class R	1,000.00	1,046.10	5.17	1,000.00	1,019.74	5.11	1.02
LifePath Dynamic 2025 Fund
Institutional	1,000.00	1,062.80	2.76	1,000.00	1,022.12	2.71	0.54
Investor A	1,000.00	1,061.40	4.04	1,000.00	1,020.88	3.96	0.79
Investor C	1,000.00	1,057.40	7.86	1,000.00	1,017.16	7.70	1.54
Class K	1,000.00	1,064.00	1.48	1,000.00	1,023.36	1.45	0.29
Class R	1,000.00	1,059.90	5.06	1,000.00	1,019.89	4.96	0.99
LifePath Dynamic 2030 Fund
Institutional	1,000.00	1,081.10	2.79	1,000.00	1,022.12	2.71	0.54
Investor A	1,000.00	1,079.80	4.07	1,000.00	1,020.88	3.96	0.79
Investor C	1,000.00	1,075.30	7.92	1,000.00	1,017.16	7.70	1.54
Class K	1,000.00	1,082.00	1.50	1,000.00	1,023.36	1.45	0.29
Class R	1,000.00	1,078.70	5.10	1,000.00	1,019.89	4.96	0.99
LifePath Dynamic 2035 Fund
Institutional	1,000.00	1,097.40	2.76	1,000.00	1,022.17	2.66	0.53
Investor A	1,000.00	1,095.80	4.05	1,000.00	1,020.93	3.91	0.78
Investor C	1,000.00	1,091.80	7.94	1,000.00	1,017.21	7.65	1.53
Class K	1,000.00	1,098.50	1.46	1,000.00	1,023.41	1.40	0.28
Class R	1,000.00	1,094.30	5.09	1,000.00	1,019.93	4.91	0.98
LifePath Dynamic 2040 Fund
Institutional	1,000.00	1,113.70	2.78	1,000.00	1,022.17	2.66	0.53
Investor A	1,000.00	1,112.60	4.09	1,000.00	1,020.93	3.91	0.78
Investor C	1,000.00	1,108.50	8.00	1,000.00	1,017.21	7.65	1.53
Class K	1,000.00	1,115.50	1.47	1,000.00	1,023.41	1.40	0.28
Class R	1,000.00	1,111.20	5.13	1,000.00	1,019.93	4.91	0.98
LifePath Dynamic 2045 Fund
Institutional	1,000.00	1,124.80	2.79	1,000.00	1,022.17	2.66	0.53
Investor A	1,000.00	1,123.80	4.11	1,000.00	1,020.93	3.91	0.78
Investor C	1,000.00	1,119.30	8.04	1,000.00	1,017.21	7.65	1.53
Class K	1,000.00	1,126.40	1.48	1,000.00	1,023.41	1.40	0.28
Class R	1,000.00	1,122.60	5.16	1,000.00	1,019.93	4.91	0.98
LifePath Dynamic 2050 Fund
Institutional	1,000.00	1,128.90	2.96	1,000.00	1,022.02	2.81	0.56
Investor A	1,000.00	1,127.60	4.27	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,123.60	8.21	1,000.00	1,017.06	7.80	1.56
Class K	1,000.00	1,130.20	1.64	1,000.00	1,023.26	1.56	0.31
Class R	1,000.00	1,126.40	5.33	1,000.00	1,019.79	5.06	1.01
LifePath Dynamic 2055 Fund
Institutional	1,000.00	1,130.50	2.96	1,000.00	1,022.02	2.81	0.56
Investor A	1,000.00	1,129.30	4.28	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,124.40	8.22	1,000.00	1,017.06	7.80	1.56
Class K	1,000.00	1,132.20	1.64	1,000.00	1,023.26	1.56	0.31
Class R	1,000.00	1,127.50	5.33	1,000.00	1,019.79	5.06	1.01
LifePath Dynamic 2060 Fund
Institutional	1,000.00	1,129.00	2.85	1,000.00	1,022.12	2.71	0.54
Investor A	1,000.00	1,127.10	4.17	1,000.00	1,020.88	3.96	0.79
Investor C	1,000.00	1,123.70	8.06	1,000.00	1,017.21	7.65	1.53
Class K	1,000.00	1,129.30	1.53	1,000.00	1,023.36	1.45	0.29
Class R	1,000.00	1,126.10	5.17	1,000.00	1,019.93	4.91	0.98
LifePath Dynamic 2065 Fund
Institutional	1,000.00	1,130.10	2.90	1,000.00	1,022.07	2.76	0.55
Investor A	1,000.00	1,128.90	4.22	1,000.00	1,020.83	4.01	0.80

D I S C L O S U R E O F E X P E N S E S	27

Disclosure of Expenses (continued)

	Actual			Hypothetical (a)

	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)	the Period (b)	(01/01/21)	(06/30/21)	the Period (b)	Ratio
Investor C	$ 1,000.00	$ 1,124.90	$ 8.17	$ 1,000.00	$ 1,017.11	$ 7.75	1.55%
Class K	1,000.00	1,131.50	1.59	1,000.00	1,023.31	1.51	0.30
Class R	1,000.00	1,127.80	5.28	1,000.00	1,019.84	5.01	1.00

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the LifePath Dynamic Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

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Derivative Financial Instruments

The LifePath Dynamic Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Dynamic Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	29

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 41.7%
BlackRock Advantage Emerging Markets Fund, Class K	964,512	$13,059,484
BlackRock Tactical Opportunities Fund, Class K	1,202,761	16,802,575
Diversified Equity Master Portfolio	$70,815,791	70,815,791
International Tilts Master Portfolio	$17,789,084	17,789,084
iShares Developed Real Estate Index Fund, Class K	641,460	7,222,842
iShares MSCI EAFE Small-Cap ETF	99,281	7,362,679

		133,052,455

Fixed-Income Funds — 57.6%
CoreAlpha Bond Master Portfolio	$59,841,557	59,841,557
iShares Core U.S. Aggregate Bond ETF	433,421	49,986,444
iShares iBoxx $Investment Grade Corporate Bond ETF(b)	39,978	5,371,444
iShares TIPS Bond ETF(b)	200,042	25,607,376
Master Total Return Portfolio	$42,880,429	42,880,429

		183,687,250

Security	Shares	Value

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	19,053,240	$19,064,672
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	3,501,401	3,501,401

		22,566,073

Total Investments — 106.4% (Cost: $231,929,802)		339,305,778

Liabilities in Excess of Other Assets — (6.4)%		(20,473,999)

Net Assets — 100.0%		$318,831,779

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$13,468,789	$—		$(1,498,060	)(a)	$325,780	$762,975	$13,059,484	964,512	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	10,334,909	8,730,783	(a)	—		(1,020)	—	19,064,672	19,053,240	25,220	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,179,214	2,322,187	(a)	—		—	—	3,501,401	3,501,401	340		—
BlackRock Tactical Opportunities Fund, Class K	16,802,575	—		—		—	—	16,802,575	1,202,761	—		—
CoreAlpha Bond Master Portfolio	60,643,448	1,272,470	(a)	—		(214,750)	(1,859,611)	59,841,557	$59,841,557	627,309		—
Diversified Equity Master Portfolio	71,669,041	—		(12,712,894	)(a)	7,449,704	4,409,940	70,815,791	$70,815,791	305,966		—
International Tilts Master Portfolio	17,413,189	—		(2,131,536	)(a)	1,611,125	896,306	17,789,084	$17,789,084	230,936		—
iShares Core U.S. Aggregate Bond ETF	52,544,201	907,329		(2,199,402)		(59,864)	(1,205,820)	49,986,444	433,421	395,324		—
iShares Developed Real Estate Index Fund Class K	7,662,142	104,055		(1,557,108)		(93,035)	1,106,788	7,222,842	641,460	104,054		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,416,768	144,930		(46,606)		604	(144,252)	5,371,444	39,978	51,186		—
iShares MSCI EAFE Small-Cap ETF	7,405,928	—		(624,028	)(a)	132,748	448,031	7,362,679	99,281	70,430		—
iShares TIPS Bond ETF	26,547,626	908,448		(1,924,941)		32,013	44,230	25,607,376	200,042	306,586		—
Master Total Return Portfolio	44,153,198	2,062,526	(a)	—		(489,841)	(2,845,454)	42,880,429	$42,880,429	649,796		—

						$8,693,464	$1,613,133	$339,305,778		$2,767,147		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	56	07/16/21	$5,836	$(259,681)
TOPIX Index	6	09/09/21	1,049	(8,380)
S&P/TSE 60 Index	16	09/16/21	3,105	37,040
FTSE 100 Index	10	09/17/21	966	(9,819)
FTSE/MIB Index	40	09/17/21	5,930	(133,401)
MSCI EAFE Index	12	09/17/21	1,382	(34,599)
Russell 2000 E-Mini Index	100	09/17/21	11,539	9,580
10-Year U.S. Treasury Note	69	09/21/21	9,137	52,932

				(346,328)

Short Contracts
S&P 500 E-Mini Index	25	09/17/21	5,361	(74,569)
S&P 500 Micro E-Mini Index	121	09/17/21	2,595	(36,315)
Ultra U.S. Treasury Bond	30	09/21/21	5,775	(28,381)

				(139,265)

				$(485,593)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,218,075	AUD	4,275,000	Deutsche Bank AG	09/15/21	$11,031
USD	3,158,867	CAD	3,911,000	Morgan Stanley & Co. International PLC	09/15/21	3,919
USD	3,081,777	EUR	2,583,000	Deutsche Bank AG	09/15/21	14,323
USD	3,105,205	JPY	341,937,000	Deutsche Bank AG	09/15/21	25,396

						54,669

AUD	4,275,144	USD	3,313,998	Bank of America N.A.	09/15/21	(106,846)
CAD	2,959,169	USD	2,450,387	Deutsche Bank AG	09/15/21	(63,268)
CAD	3,911,132	USD	3,238,676	Deutsche Bank AG	09/15/21	(83,621)
EUR	163,000	USD	198,655	Bank of America N.A.	09/15/21	(5,084)
EUR	11,314,905	USD	13,783,806	Morgan Stanley & Co. International PLC	09/15/21	(346,734)
JPY	341,937,204	USD	3,127,957	Bank of America N.A.	09/15/21	(48,146)

						(653,699)

						$(599,030)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$46,620	$—	$52,932	$—	$99,552
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	54,669	—	—	54,669

	$—	$—	$46,620	$54,669	$52,932	$—	$154,221

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$556,764	$—	$28,381	$—	$585,145
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	653,699	—	—	653,699

	$—	$—	$556,764	$653,699	$28,381	$—	$1,238,844

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,881,528	$—	$(300,096)	$1,953,066	$4,534,498
Forward foreign currency exchange contracts	—	—	—	259,714	—	—	259,714

	$—	$—	$2,881,528	$259,714	$(300,096)	$1,953,066	$4,794,212

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(956,313)	$—	$(66,258)	$—	$(1,022,571)
Forward foreign currency exchange contracts	—	—	—	(836,736)	—	—	(836,736)

	$—	$—	$(956,313)	$(836,736)	$(66,258)	$—	$(1,859,307)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$43,183,810
Average notional value of contracts — short	$22,514,898
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$6,281,962
Average amounts sold — in USD	$26,492,722

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$28,616	$184,245
Forward foreign currency exchange contracts	54,669	653,699

Total derivative assets and liabilities in the Statements of Assets and Liabilities	83,285	837,944

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(28,616)	(184,245)

Total derivative assets and liabilities subject to an MNA	$54,669	$653,699

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets

Deutsche Bank AG	$50,750	$(50,750)	$—	$—	$—
Morgan Stanley & Co. International PLC	3,919	(3,919)	—	—	—

	$54,669	$(54,669)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)

Bank of America N.A.	$160,076	$—	$—	$—	$160,076
Deutsche Bank AG	146,889	(50,750)	—	—	96,139
Morgan Stanley & Co. International PLC	346,734	(3,919)	—	—	342,815

	$653,699	$(54,669)	$—	$—	$599,030

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$44,447,580	$—	$—	$44,447,580
Fixed-Income Funds	80,965,264	—	—	80,965,264
Money Market Funds	22,566,073	—	—	22,566,073

	$147,978,917	$—	$—	147,978,917

Investments Valued at NAV(a)				191,326,861

				$339,305,778

Derivative Financial Instruments(b)
Assets
Equity Contracts	$46,620	$—	$—	$46,620

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets (continued)
Foreign Currency Exchange Contracts	$—	$54,669	$—	$54,669
Interest Rate Contracts	52,932	—	—	52,932
Liabilities
Equity Contracts	(556,764)	—	—	(556,764)
Foreign Currency Exchange Contracts	—	(653,699)	—	(653,699)
Interest Rate Contracts	(28,381)	—	—	(28,381)

	$(485,593)	$(599,030)	$—	$(1,084,623)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 49.7%
BlackRock Advantage Emerging Markets Fund, Class K	465,328	$6,300,535
BlackRock Tactical Opportunities Fund, Class K	401,068	5,602,922
Diversified Equity Master Portfolio	$31,866,054	31,866,054
International Tilts Master Portfolio	$8,418,595	8,418,595
iShares Developed Real Estate Index Fund, Class K	240,138	2,703,955
iShares MSCI EAFE Small-Cap ETF	47,862	3,549,446

		58,441,507

Fixed-Income Funds — 45.4%
CoreAlpha Bond Master Portfolio	$16,835,724	16,835,724
iShares Core U.S. Aggregate Bond ETF	125,414	14,463,997
iShares iBoxx $Investment Grade Corporate Bond ETF	10,259	1,378,399
iShares TIPS Bond ETF(b)	68,662	8,789,423
Master Total Return Portfolio	$11,961,966	11,961,966

		53,429,509

Security	Shares	Value

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	494,697	$494,993
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	4,692,647	4,692,647

		5,187,640

Total Investments — 99.5% (Cost: $102,657,900)		117,058,656

Other Assets Less Liabilities — 0.5%		553,122

Net Assets — 100.0%		$117,611,778

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$5,603,740	$233,705	(a)	$—		$—	$463,090	$6,300,535	465,328	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,373,808	—		(2,878,751	)(a)	(90)	26	494,993	494,697	7,783	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,042,706	2,649,941	(a)	—		—	—	4,692,647	4,692,647	306		—
BlackRock Tactical Opportunities Fund, Class K	5,176,584	420,845	(a)	—		—	5,493	5,602,922	401,068	—		—
CoreAlpha Bond Master Portfolio	14,328,474	3,565,261	(a)	—		(50,339)	(1,007,672)	16,835,724	$16,835,724	162,219		—
Diversified Equity Master Portfolio	27,839,641	—		(1,233,578	)(a)	3,179,042	2,080,949	31,866,054	$31,866,054	131,083		—
International Tilts Master Portfolio	7,644,872	—		(180,330	)(a)	751,200	202,853	8,418,595	$8,418,595	109,248		—
iShares Core U.S. Aggregate Bond ETF	12,277,341	2,477,347	(a)	—		—	(290,691)	14,463,997	125,414	104,180		—
iShares Developed Real Estate Index Fund, Class K	2,339,931	157,189		(134,662)		(3,928)	345,425	2,703,955	240,138	36,429		—
iShares iBoxx $Investment Grade Corporate Bond ETF	1,083,077	313,039	(a)	—		—	(17,717)	1,378,399	10,259	12,062		—
iShares MSCI EAFE Small-Cap ETF	3,271,368	—		—		—	278,078	3,549,446	47,862	33,954		—
iShares TIPS Bond ETF	7,430,889	1,434,099		(113,480)		(1,797)	39,712	8,789,423	68,662	100,218		—
Master Total Return Portfolio	10,291,413	2,478,618	(a)	—		(110,973)	(697,092)	11,961,966	$11,961,966	179,915		—

						$3,763,115	$1,402,454	$117,058,656		$877,397		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	21	07/16/21	$2,188	$(95,705)
TOPIX Index	2	09/09/21	350	(2,794)
S&P/TSE 60 Index	8	09/16/21	1,552	18,520
FTSE 100 Index	4	09/17/21	386	(3,929)
FTSE/MIB Index	15	09/17/21	2,224	(49,996)
MSCI EAFE Index	11	09/17/21	1,267	(31,716)
Russell 2000 E-Mini Index	34	09/17/21	3,923	3,257
10-Year U.S. Treasury Note	40	09/21/21	5,297	27,672

				(134,691)

Short Contracts
S&P 500 E-Mini Index	9	09/17/21	1,930	(26,845)
S&P 500 Micro E-Mini Index	28	09/17/21	600	(1,176)
Ultra U.S. Treasury Bond	11	09/21/21	2,118	(10,411)

				(38,432)

				$(173,123)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,119,363	AUD	1,487,000	Deutsche Bank AG	09/15/21	$3,837
USD	1,115,417	CAD	1,381,000	Morgan Stanley & Co. International PLC	09/15/21	1,384
USD	1,120,321	EUR	939,000	Deutsche Bank AG	09/15/21	5,207
USD	17,198	JPY	1,880,000	Bank of America N.A.	09/15/21	265
USD	1,133,527	JPY	124,821,000	Deutsche Bank AG	09/15/21	9,271

						19,964

AUD	1,486,611	USD	1,152,329	Bank of America N.A.	09/15/21	(37,095)
CAD	1,381,190	USD	1,143,707	Morgan Stanley & Co. International PLC	09/15/21	(29,521)
CAD	1,458,518	USD	1,207,739	Morgan Stanley & Co. International PLC	09/15/21	(31,173)
EUR	4,164,419	USD	5,073,716	Morgan Stanley & Co. International PLC	09/15/21	(128,239)
JPY	124,821,382	USD	1,141,741	Bank of America N.A.	09/15/21	(17,482)

						(243,510)

						$(223,546)

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$21,777	$—	$27,672	$—	$49,449
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	19,964	—	—	19,964

	$—	$—	$21,777	$19,964	$27,672	$—	$69,413

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$212,161	$—	$10,411	$—	$222,572
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	243,510	—	—	243,510

	$—	$—	$212,161	$243,510	$10,411	$—	$466,082

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,620,873	$—	$(136,912)	$—	$1,483,961
Forward foreign currency exchange contracts	—	—	—	90,319	—	—	90,319

	$—	$—	$1,620,873	$90,319	$(136,912)	$—	$1,574,280

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(309,042)	$—	$(9,562)	$—	$(318,604)
Forward foreign currency exchange contracts	—	—	—	(291,964)	—	—	(291,964)

	$—	$—	$(309,042)	$(291,964)	$(9,562)	$—	$(610,568)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$16,931,971
Average notional value of contracts — short	$6,291,078
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$2,276,481
Average amounts sold — in USD	$9,266,711

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$11,690	$72,880
Forward foreign currency exchange contracts	19,964	243,510

Total derivative assets and liabilities in the Statements of Assets and Liabilities	31,654	316,390

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(11,690)	(72,880)

Total derivative assets and liabilities subject to an MNA	$19,964	$243,510

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Bank of America N.A.	$265	$(265)	$—	$—	$—
Deutsche Bank AG	18,315	—	—	—	18,315
Morgan Stanley & Co. International PLC	1,384	(1,384)	—	—	—

	$19,964	$(1,649)	$—	$—	$18,315

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)

Bank of America N.A.	$54,577	$(265)	$—	$—	$54,312
Morgan Stanley & Co. International PLC	188,933	(1,384)	—	—	187,549

	$243,510	$(1,649)	$—	$—	$241,861

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$18,156,858	$—	$—	$18,156,858
Fixed-Income Funds	24,631,819	—	—	24,631,819
Money Market Funds	5,187,640	—	—	5,187,640

	$47,976,317	$—	$—	47,976,317

Investments Valued at NAV(a)				69,082,339

				$117,058,656

Derivative Financial Instruments(b)
Assets
Equity Contracts	$21,777	$—	$—	$21,777

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets (continued)
Foreign Currency Exchange Contracts	$—	$19,964	$—	$19,964
Interest Rate Contracts	27,672	—	—	27,672
Liabilities
Equity Contracts	(212,161)	—	—	(212,161)
Foreign Currency Exchange Contracts	—	(243,510)	—	(243,510)
Interest Rate Contracts	(10,411)	—	—	(10,411)

	$(173,123)	$(223,546)	$—	$(396,669)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 63.9%
BlackRock Advantage Emerging Markets Fund, Class K	1,771,211	$23,982,197
BlackRock Tactical Opportunities Fund, Class K	1,262,376	17,635,392
Diversified Equity Master Portfolio	$120,312,361	120,312,361
International Tilts Master Portfolio	$34,072,959	34,072,959
iShares Developed Real Estate Index Fund, Class K	896,206	10,091,279
iShares MSCI EAFE Small-Cap ETF	186,594	13,837,811

		219,931,999

Fixed-Income Funds — 34.5%
CoreAlpha Bond Master Portfolio	$36,456,762	36,456,762
iShares Core U.S. Aggregate Bond ETF	273,078	31,494,086
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	24,056	3,232,164
iShares TIPS Bond ETF(b)	175,315	22,442,073
Master Total Return Portfolio	$25,319,639	25,319,639

		118,944,724

Security	Shares	Value

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	22,180,635	$22,193,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	2,319,144	2,319,144

		24,513,088

Total Investments — 105.5% (Cost: $306,421,853)		363,389,811

Liabilities in Excess of Other Assets — (5.5)%		(19,077,771)

Net Assets — 100.0%		$344,312,040

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$23,215,542	$1,048,712		$(2,203,698)		$240,434	$1,681,207	$23,982,197	1,771,211	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,590,826	14,603,900	(a)	—		(805)	23	22,193,944	22,180,635	16,949	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	247,923	2,071,221	(a)	—		—	—	2,319,144	2,319,144	467		—
BlackRock Tactical Opportunities Fund, Class K	16,300,117	1,340,054	(a)	—		—	(4,779)	17,635,392	1,262,376	—		—
CoreAlpha Bond Master Portfolio	34,145,665	4,632,511	(a)	—		(118,984)	(2,202,430)	36,456,762	$36,456,762	365,722		—
Diversified Equity Master Portfolio	112,360,816	—		(11,151,844	)(a)	12,311,337	6,792,052	120,312,361	$120,312,361	506,843		—
International Tilts Master Portfolio	31,897,005	—		(1,232,123	)(a)	3,072,347	335,730	34,072,959	$34,072,959	443,935		—
iShares Core U.S. Aggregate Bond ETF	28,914,002	3,271,492	(a)	—		—	(691,408)	31,494,086	273,078	233,839		—
iShares Developed Real Estate Index Fund, Class K	9,892,302	140,420		(1,317,947)		(50,509)	1,427,013	10,091,279	896,206	140,420		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,927,942	371,450	(a)	—		—	(67,228)	3,232,164	24,056	29,595		—
iShares MSCI EAFE Small-Cap ETF	13,683,328	—		(954,749	)(a)	79,874	1,029,358	13,837,811	186,594	132,371		—
iShares TIPS Bond ETF	20,260,353	3,179,835		(1,081,538)		(2,693)	86,116	22,442,073	175,315	261,266		—
Master Total Return Portfolio	23,719,845	3,885,610	(a)	—		(245,740)	(2,040,076)	25,319,639	$25,319,639	390,673		—

						$15,285,261	$6,345,578	$363,389,811		$2,522,080		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	60	07/16/21	$6,253	$(278,782)
TOPIX Index	7	09/09/21	1,224	(9,103)
S&P/TSE 60 Index	29	09/16/21	5,627	67,135
FTSE 100 Index	12	09/17/21	1,159	(11,787)
FTSE/MIB Index	43	09/17/21	6,375	(144,934)
MSCI EAFE Index	18	09/17/21	2,074	(51,899)
Russell 2000 E-Mini Index	79	09/17/21	9,116	7,568
10-Year U.S. Treasury Note	91	09/21/21	12,050	69,781

				(352,021)

Short Contracts
S&P 500 E-Mini Index	27	09/17/21	5,790	(80,534)
S&P 500 Micro E-Mini Index	238	09/17/21	5,103	(47,940)
Ultra U.S. Treasury Bond	32	09/21/21	6,160	(30,232)

				(158,706)

				$(510,727)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,361,853	AUD	4,466,000	Deutsche Bank AG	09/15/21	$11,524
USD	3,470,635	CAD	4,297,000	Morgan Stanley & Co. International PLC	09/15/21	4,306
USD	3,346,645	EUR	2,805,000	Deutsche Bank AG	09/15/21	15,554
USD	3,460,907	JPY	381,106,000	Deutsche Bank AG	09/15/21	28,305

						59,689

AUD	4,466,016	USD	3,461,958	Bank of America N.A.	09/15/21	(111,617)
CAD	4,296,694	USD	3,557,886	Morgan Stanley & Co. International PLC	09/15/21	(91,804)
CAD	5,621,116	USD	4,654,576	Morgan Stanley & Co. International PLC	09/15/21	(120,101)
EUR	167,000	USD	203,530	Bank of America N.A.	09/15/21	(5,208)
EUR	12,140,115	USD	14,789,077	Morgan Stanley & Co. International PLC	09/15/21	(372,023)
JPY	381,106,128	USD	3,486,264	Bank of America N.A.	09/15/21	(53,662)

						(754,415)

						$(694,726)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$74,703	$—	$69,781	$—	$144,484
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	59,689	—	—	59,689

	$—	$—	$74,703	$59,689	$69,781	$—	$204,173

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$624,979	$—	$30,232	$—	$655,211
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	754,415	—	—	754,415

	$—	$—	$624,979	$754,415	$30,232	$—	$1,409,626

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,892,614	$—	$(316,453)	$—	$4,576,161
Forward foreign currency exchange contracts	—	—	—	385,213	—	—	385,213

	$—	$—	$4,892,614	$385,213	$(316,453)	$—	$4,961,374

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(892,134)	$—	$(50,444)	$—	$(942,578)
Forward foreign currency exchange contracts	—	—	—	(940,029)	—	—	(940,029)

	$—	$—	$(892,134)	$(940,029)	$(50,444)	$—	$(1,882,607)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$47,260,253
Average notional value of contracts — short	$22,484,950
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$6,820,020
Average amounts sold — in USD	$29,479,224

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$27,776	$206,862
Forward foreign currency exchange contracts	59,689	754,415

Total derivative assets and liabilities in the Statements of Assets and Liabilities	87,465	961,277

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(27,776)	(206,862)

Total derivative assets and liabilities subject to an MNA	$59,689	$754,415

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Deutsche Bank AG	$55,383	$—	$—	$—	$55,383
Morgan Stanley & Co. International PLC	4,306	(4,306)	—	—	—

	$59,689	$(4,306)	$—	$—	$55,383

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)

Bank of America N.A.	$170,487	$—	$—	$—	$170,487
Morgan Stanley & Co. International PLC	583,928	(4,306)	—	—	579,622

	$754,415	$(4,306)	$—	$—	$750,109

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$65,546,679	$—	$—	$65,546,679
Fixed-Income Funds	57,168,323	—	—	57,168,323
Money Market Funds	24,513,088	—	—	24,513,088

	$147,228,090	$—	$—	147,228,090

Investments Valued at NAV(a)				216,161,721

				$363,389,811

Derivative Financial Instruments(b)
Assets
Equity Contracts	$74,703	$—	$—	$74,703
Foreign Currency Exchange Contracts	—	59,689	—	59,689
Interest Rate Contracts	69,781	—	—	69,781

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$(624,979)	$—	$—	$(624,979)
Foreign Currency Exchange Contracts	—	(754,415)	—	(754,415)
Interest Rate Contracts	(30,232)	—	—	(30,232)

	$(510,727)	$(694,726)	$—	$(1,205,453)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 71.1%
BlackRock Advantage Emerging Markets Fund, Class K	857,115	$11,605,335
BlackRock Tactical Opportunities Fund, Class K	466,339	6,514,757
Diversified Equity Master Portfolio	$53,148,998	53,148,998
International Tilts Master Portfolio	$14,939,291	14,939,291
iShares Developed Real Estate Index Fund, Class K	425,301	4,788,889
iShares MSCI EAFE Small-Cap ETF	81,910	6,074,446

		97,071,716

Fixed-Income Funds — 23.2%
CoreAlpha Bond Master Portfolio	$9,319,624	9,319,624
iShares Core U.S. Aggregate Bond ETF	68,925	7,949,120
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	6,913	928,831
iShares TIPS Bond ETF(b)	54,230	6,941,982
Master Total Return Portfolio	$6,446,256	6,446,256

		31,585,813

Security	Shares	Value

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	3,308,075	$3,310,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	6,202,638	6,202,638

		9,512,697

Total Investments — 101.3% (Cost: $117,137,248)		138,170,226

Liabilities in Excess of Other Assets — (1.3)%		(1,731,129)

Net Assets — 100.0%		$136,439,097

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$9,818,402	$1,179,110		$(212,211)		$21,939	$798,095	$11,605,335	857,115	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,309,502	(a)	—		557	—	3,310,059	3,308,075	5,938	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,618,846	4,583,792	(a)	—		—	—	6,202,638	6,202,638	233		—
BlackRock Tactical Opportunities Fund, Class K	5,803,574	708,487	(a)	—		—	2,696	6,514,757	466,339	—		—
CoreAlpha Bond Master Portfolio	7,527,166	2,610,860	(a)	—		(25,869)	(792,533)	9,319,624	$9,319,624	86,504		—
Diversified Equity Master Portfolio	46,138,534	—		(883,050	)(a)	5,276,606	2,616,908	53,148,998	$53,148,998	217,422		—
International Tilts Master Portfolio	13,566,273	22,471	(a)	—		1,333,046	17,501	14,939,291	$14,939,291	193,877		—
iShares Core U.S. Aggregate Bond ETF	6,556,117	1,547,487	(a)	—		—	(154,484)	7,949,120	68,925	52,875		—
iShares Developed Real Estate Index Fund, Class K	4,006,799	190,339	(a)	—		—	591,751	4,788,889	425,301	61,379		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	774,357	169,842	(a)	—		—	(15,368)	928,831	6,913	8,206		—
iShares MSCI EAFE Small-Cap ETF	5,050,792	562,603	(a)	—		—	461,051	6,074,446	81,910	58,107		—
iShares TIPS Bond ETF	5,682,723	1,226,355	(a)	—		—	32,904	6,941,982	54,230	77,249		—
Master Total Return Portfolio	5,543,138	1,423,394	(a)	—		(57,367)	(462,909)	6,446,256	$6,446,256	95,201		—

						$6,548,912	$3,095,612	$138,170,226		$856,991		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	24	07/16/21	$2,501	$(111,546)
TOPIX Index	3	09/09/21	525	(4,184)
S&P/TSE 60 Index	14	09/16/21	2,717	32,410
FTSE 100 Index	5	09/17/21	483	(4,332)
FTSE/MIB Index	17	09/17/21	2,520	(56,564)
MSCI EAFE Index	26	09/17/21	2,995	(73,017)
Russell 2000 E-Mini Index	26	09/17/21	3,000	2,491
S&P 500 Micro E-Mini Index	59	09/17/21	1,265	17,558
10-Year U.S. Treasury Note	29	09/21/21	3,840	22,321

				(174,863)

Short Contracts
S&P 500 E-Mini Index	11	09/17/21	2,359	(32,810)
Ultra U.S. Treasury Bond	13	09/21/21	2,503	(12,262)

				(45,072)

				$(219,935)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,337,665	AUD	1,777,000	Deutsche Bank AG	09/15/21	$4,585
USD	1,334,300	CAD	1,652,000	Morgan Stanley & Co. International PLC	09/15/21	1,655
USD	1,293,320	EUR	1,084,000	Deutsche Bank AG	09/15/21	6,011
USD	1,354,482	JPY	149,152,000	Deutsche Bank AG	09/15/21	11,078
						23,329

AUD	107,000	USD	83,084	Bank of America N.A.	09/15/21	(2,814)

AUD	1,670,038	USD	1,294,427	Bank of America N.A.	09/15/21	(41,588)
CAD	84,000	USD	69,483	Morgan Stanley & Co. International PLC	09/15/21	(1,722)
CAD	1,567,643	USD	1,298,101	Morgan Stanley & Co. International PLC	09/15/21	(33,506)
CAD	2,578,099	USD	2,134,818	Morgan Stanley & Co. International PLC	09/15/21	(55,103)
EUR	4,826,042	USD	5,879,271	Morgan Stanley & Co. International PLC	09/15/21	(148,081)
JPY	149,152,467	USD	1,364,410	Bank of America N.A.	09/15/21	(21,001)

						(303,815)

						$(280,486)

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$52,459	$—	$22,321	$—	$74,780
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	23,329	—	—	23,329

	$—	$—	$52,459	$23,329	$22,321	$—	$98,109

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$282,453	$—	$12,262	$—	$294,715
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	303,815	—	—	303,815

	$—	$—	$282,453	$303,815	$12,262	$—	$598,530

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,384,478	$—	$(123,792)	$582,160	$1,842,846
Forward foreign currency exchange contracts	—	—	—	142,974	—	—	142,974

	$—	$—	$1,384,478	$142,974	$(123,792)	$582,160	$1,985,820

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(354,553)	$—	$(18,427)	$—	$(372,980)
Forward foreign currency exchange contracts	—	—	—	(365,674)	—	—	(365,674)

	$—	$—	$(354,553)	$(365,674)	$(18,427)	$—	$(738,654)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$21,702,604
Average notional value of contracts — short	$7,647,786
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$2,659,884
Average amounts sold — in USD	$11,226,034

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$11,693	$97,729
Forward foreign currency exchange contracts	23,329	303,815

Total derivative assets and liabilities in the Statements of Assets and Liabilities	35,022	401,544

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(11,693)	(97,729)

Total derivative assets and liabilities subject to an MNA	$23,329	$303,815

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Deutsche Bank AG	$21,674	$—	$—	$—	$21,674
Morgan Stanley & Co. International PLC	1,655	(1,655)	—	—	—

	$23,329	$(1,655)	$—	$—	$21,674

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$65,403	$—	$—	$—	$65,403
Morgan Stanley & Co. International PLC	238,412	(1,655)	—	—	236,757

	$303,815	$(1,655)	$—	$—	$302,160

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$28,983,427	$—	$—	$28,983,427
Fixed-Income Funds	15,819,933	—	—	15,819,933
Money Market Funds	9,512,697	—	—	9,512,697

	$54,316,057	$—	$—	54,316,057

Investments Valued at NAV(a)				83,854,169

				$138,170,226

Derivative Financial Instruments(b)
Assets
Equity Contracts	$52,459	$—	$—	$52,459

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets (continued)
Foreign Currency Exchange Contracts	$—	$23,329	$—	$23,329
Interest Rate Contracts	22,321	—	—	22,321
Liabilities
Equity Contracts	(282,453)	—	—	(282,453)
Foreign Currency Exchange Contracts	—	(303,815)	—	(303,815)
Interest Rate Contracts	(12,262)	—	—	(12,262)

	$(219,935)	$(280,486)	$—	$(500,421)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 84.8%
BlackRock Advantage Emerging Markets Fund, Class K	2,188,410	$29,631,072
BlackRock Tactical Opportunities Fund, Class K	1,054,568	14,732,314
Diversified Equity Master Portfolio	$139,645,903	139,645,903
International Tilts Master Portfolio	$40,233,359	40,233,359
iShares Developed Real Estate Index Fund, Class K	1,088,483	12,256,312
iShares MSCI EAFE Small-Cap ETF	234,308	17,376,281

		253,875,241

Fixed-Income Funds — 13.7%
CoreAlpha Bond Master Portfolio	$11,544,243	11,544,243
iShares Core U.S. Aggregate Bond ETF	79,653	9,186,381
iShares iBoxx $Investment Grade Corporate
Bond ETF(b)	11,267	1,513,834
iShares TIPS Bond ETF(b)	83,814	10,729,030
Master Total Return Portfolio	$8,128,952	8,128,952

		41,102,440

Security	Shares	Value

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	12,082,960	$12,090,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	599,206	599,206

		12,689,416

Total Investments — 102.7% (Cost: $229,154,944)		307,667,097

Liabilities in Excess of Other Assets — (2.7)%		(8,141,920)

Net Assets — 100.0%		$299,525,177

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$24,589,996	$5,123,812		$(2,291,787)		$54,835	$2,154,216	$29,631,072	2,188,410	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	12,820,646	—		(729,032	)(a)	(1,404)	—	12,090,210	12,082,960	9,863	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,641,951	—		(1,042,745	)(a)	—	—	599,206	599,206	261		—
BlackRock Tactical Opportunities Fund, Class K	13,928,644	782,960	(a)	—		—	20,710	14,732,314	1,054,568	—		—
CoreAlpha Bond Master Portfolio	10,280,183	2,173,998	(a)	—		(31,673)	(878,265)	11,544,243	$11,544,243	113,118		—
Diversified Equity Master Portfolio	130,367,106	—		(11,225,629	)(a)	14,380,386	6,124,040	139,645,903	$139,645,903	594,432		—
International Tilts Master Portfolio	38,908,496	—		(2,136,723	)(a)	3,705,374	(243,788)	40,233,359	$40,233,359	539,930		—
iShares Core U.S. Aggregate Bond ETF	8,931,027	1,215,744		(750,805)		(24,651)	(184,934)	9,186,381	79,653	72,205		—
iShares Developed Real Estate Index Fund, Class K	11,718,788	169,079		(1,266,405)		(50,204)	1,685,054	12,256,312	1,088,483	169,080		—
iShares iBoxx $Investment Grade Corporate Bond ETF.	1,348,701	194,581	(a)	—		—	(29,448)	1,513,834	11,267	13,866		—
iShares MSCI EAFE Small-Cap ETF	16,014,952	—		—		—	1,361,329	17,376,281	234,308	166,219		—
iShares TIPS Bond ETF	9,391,211	1,700,578		(408,232)		(472)	45,945	10,729,030	83,814	123,963		—
Master Total Return Portfolio	7,318,766	1,591,119	(a)	—		(75,290)	(705,643)	8,128,952	$8,128,952	121,261		—

						$17,956,901	$9,349,216	$307,667,097		$1,924,198		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	52	07/16/21	$5,419	$(240,853)
TOPIX Index	6	09/09/21	1,049	(8,381)
S&P/TSE 60 Index	36	09/16/21	6,986	83,131
FTSE 100 Index	10	09/17/21	966	(9,819)
FTSE/MIB Index	37	09/17/21	5,485	(125,734)
MSCI EAFE Index	35	09/17/21	4,032	(92,241)
Russell 2000 E-Mini Index	42	09/17/21	4,846	4,024
S&P 500 E-Mini Index	1	09/17/21	214	3,765
10-Year U.S. Treasury Note	37	09/21/21	4,900	28,399

				(357,709)

Short Contracts
S&P 500 Micro E-Mini Index	341	09/17/21	7,312	(82,905)
Ultra U.S. Treasury Bond	28	09/21/21	5,390	(26,453)

				(109,358)

				$(467,067)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,972,673	AUD	3,949,000	Deutsche Bank AG	09/15/21	$10,190
USD	2,923,022	CAD	3,619,000	Morgan Stanley & Co. International PLC	09/15/21	3,627
USD	2,956,502	EUR	2,478,000	Deutsche Bank AG	09/15/21	13,741
USD	3,038,785	JPY	334,623,000	Deutsche Bank AG	09/15/21	24,853

						52,411

AUD	3,949,091	USD	3,061,249	Bank of America N.A.	09/15/21	(98,698)
CAD	3,619,040	USD	2,996,753	Morgan Stanley & Co. International PLC	09/15/21	(77,325)
CAD	5,776,945	USD	4,783,611	Morgan Stanley & Co. International PLC	09/15/21	(123,431)
EUR	131,000	USD	159,655	Bank of America N.A.	09/15/21	(4,086)
EUR	10,590,014	USD	12,901,910	Morgan Stanley & Co. International PLC	09/15/21	(325,685)
JPY	334,623,435	USD	3,061,052	Bank of America N.A.	09/15/21	(47,117)

						(676,342)

						$(623,931)

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$90,920	$—	$28,399	$—	$119,319
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	52,411	—	—	52,411

	$—	$—	$90,920	$52,411	$28,399	$—	$171,730

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$559,933	$—	$26,453	$—	$586,386
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	676,342	—	—	676,342

	$—	$—	$559,933	$676,342	$26,453	$—	$1,262,728

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,561,579	$—	$(84,851)	$—	$4,476,728
Forward foreign currency exchange contracts	—	—	—	399,091	—	—	399,091

	$—	$—	$4,561,579	$399,091	$(84,851)	$—	$4,875,819

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(759,498)	$—	$1,356	$—	$(758,142)
Forward foreign currency exchange contracts	—	—	—	(842,152)	—	—	(842,152)

	$—	$—	$(759,498)	$(842,152)	$1,356	$—	$(1,600,294)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$29,006,041
Average notional value of contracts — short	$8,722,785
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$5,945,491
Average amounts sold — in USD	$26,630,599

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$13,565	$191,801
Forward foreign currency exchange contracts	52,411	676,342

Total derivative assets and liabilities in the Statements of Assets and Liabilities	65,976	868,143

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(13,565)	(191,801)

Total derivative assets and liabilities subject to an MNA	$52,411	$676,342

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Deutsche Bank AG	$48,784	$—	$—	$—	$48,784
Morgan Stanley & Co. International PLC	3,627	(3,627)	—	—	—

	$52,411	$(3,627)	$—	$—	$48,784

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)

Bank of America N.A.	$149,901	$—	$—	$—	$149,901
Morgan Stanley & Co. International PLC	526,441	(3,627)	—	—	522,814

	$676,342	$(3,627)	$—	$—	$672,715

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$73,995,979	$—	$—	$73,995,979
Fixed-Income Funds	21,429,245	—	—	21,429,245
Money Market Funds	12,689,416	—	—	12,689,416

	$108,114,640	$—	$—	108,114,640

Investments Valued at NAV(a)				199,552,457

				$307,667,097

Derivative Financial Instruments(b)
Assets
Equity Contracts	$90,920	$—	$—	$90,920
Foreign Currency Exchange Contracts	—	52,411	—	52,411
Interest Rate Contracts	28,399	—	—	28,399

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$(559,933)	$—	$—	$(559,933)
Foreign Currency Exchange Contracts	—	(676,342)	—	(676,342)
Interest Rate Contracts	(26,453)	—	—	(26,453)

	$(467,067)	$(623,931)	$—	$(1,090,998)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.9%
BlackRock Advantage Emerging Markets Fund, Class K	880,915	$11,927,587
BlackRock Tactical Opportunities Fund, Class K	369,551	5,162,622
Diversified Equity Master Portfolio	$53,365,616	53,365,616
International Tilts Master Portfolio	$14,892,789	14,892,789
iShares Developed Real Estate Index Fund, Class K	426,744	4,805,141
iShares MSCI EAFE Small-Cap ETF	81,903	6,073,927

		96,227,682

Fixed-Income Funds — 5.7%
CoreAlpha Bond Master Portfolio	$1,560,184	1,560,184
iShares Core U.S. Aggregate Bond ETF	9,972	1,150,071
iShares iBoxx $Investment Grade Corporate Bond ETF(b)	2,347	315,343
iShares TIPS Bond ETF	16,132	2,065,057
Master Total Return Portfolio	$1,050,574	1,050,574

		6,141,229

Security	Shares	Value

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	60,381	$60,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	4,339,763	4,339,763

		4,400,180

Total Investments — 98.7% (Cost: $88,085,419)		106,769,091

Other Assets Less Liabilities — 1.3%		1,449,095

Net Assets — 100.0%		$108,218,186

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$9,546,725	$1,866,724		$(288,215)		$8,772	$793,581	$11,927,587	880,915	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	59,810	(a)	—		607	—	60,417	60,381	2,748	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,012,127	3,327,636	(a)	—		—	—	4,339,763	4,339,763	150		—
BlackRock Tactical Opportunities Fund Class K	4,369,482	786,287	(a)	—		—	6,853	5,162,622	369,551	—		—
CoreAlpha Bond Master Portfolio	1,216,067	474,684	(a)	—		(3,427)	(127,140)	1,560,184	$1,560,184	14,664		—
Diversified Equity Master Portfolio	43,785,735	2,600,972	(a)	—		5,171,250	1,807,659	53,365,616	$53,365,616	214,088		—
International Tilts Master Portfolio	13,166,933	1,475,577	(a)	—		1,316,943	(1,066,664)	14,892,789	$14,892,789	192,612		—
iShares Core U.S. Aggregate Bond ETF	1,021,280	151,692	(a)	—		—	(22,901)	1,150,071	9,972	8,400		—
iShares Developed Real Estate Index Fund, Class K	3,914,605	305,848	(a)	—		—	584,688	4,805,141	426,744	59,607		—
iShares iBoxx $Investment Grade Corporate Bond ETF	250,706	69,131	(a)	—		—	(4,494)	315,343	2,347	2,732		—
iShares MSCI EAFE Small-Cap ETF	4,570,974	1,033,950	(a)	—		—	469,003	6,073,927	81,903	58,102		—
iShares TIPS Bond ETF	1,401,342	653,616	(a)	—		—	10,099	2,065,057	16,132	21,047		—
Master Total Return Portfolio	839,121	—		(724,325	)(a)	(8,638)	944,416	1,050,574	$1,050,574	14,927		—

						$6,485,507	$3,395,100	$106,769,091		$589,077		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	19	07/16/21	$1,980	$(87,181)
TOPIX Index	2	09/09/21	350	(2,794)
S&P/TSE 60 Index	13	09/16/21	2,523	30,095
FTSE 100 Index	4	09/17/21	386	(3,929)
FTSE/MIB Index	13	09/17/21	1,927	(44,804)
MSCI EAFE Index	38	09/17/21	4,378	(90,270)
Russell 2000 E-Mini Index	12	09/17/21	1,385	1,106
S&P 500 Micro E-Mini Index	79	09/17/21	1,694	21,907
10-Year U.S. Treasury Note	8	09/21/21	1,059	6,179

				(169,691)

Short Contracts
S&P 500 E-Mini Index	8	09/17/21	1,715	(23,862)
Ultra U.S. Treasury Bond	10	09/21/21	1,925	(9,486)

				(33,348)

				$(203,039)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,060,647	AUD	1,409,000	Deutsche Bank AG	09/15/21	$3,636
USD	1,067,763	CAD	1,322,000	Morgan Stanley & Co. International PLC	09/15/21	1,325
USD	1,082,142	EUR	907,000	Deutsche Bank AG	09/15/21	5,029
USD	1,073,609	JPY	118,223,000	Deutsche Bank AG	09/15/21	8,781

						18,771

AUD	86,000	USD	66,778	Bank of America N.A.	09/15/21	(2,262)
AUD	1,323,468	USD	1,025,791	Bank of America N.A.	09/15/21	(32,944)
CAD	67,000	USD	55,003	Bank of America N.A.	09/15/21	(955)
CAD	1,254,512	USD	1,038,810	Morgan Stanley & Co. International PLC	09/15/21	(26,813)
CAD	2,566,995	USD	2,125,623	Morgan Stanley & Co. International PLC	09/15/21	(54,865)
EUR	54,000	USD	65,588	Bank of America N.A.	09/15/21	(1,460)
EUR	3,825,263	USD	4,660,122	Morgan Stanley & Co. International PLC	09/15/21	(117,412)
JPY	118,223,062	USD	1,081,475	Bank of America N.A.	09/15/21	(16,646)

						(253,357)

						$(234,586)

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$53,108	$—	$6,179	$—	$59,287
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	18,771	—	—	18,771

	$—	$—	$53,108	$18,771	$6,179	$—	$78,058

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$252,840	$—	$9,486	$—	$262,326
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	253,357	—	—	253,357

	$—	$—	$252,840	$253,357	$9,486	$—	$515,683

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,197,544	$—	$(14,261)	$359,910	$1,543,193
Forward foreign currency exchange contracts	—	—	—	125,700	—	—	125,700

	$—	$—	$1,197,544	$125,700	$(14,261)	$359,910	$1,668,893

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(276,762)	$—	$(3,307)	$—	$(280,069)
Forward foreign currency exchange contracts	—	—	—	(303,043)	—	—	(303,043)

	$—	$—	$(276,762)	$(303,043)	$(3,307)	$—	$(583,112)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$12,060,909
Average notional value of contracts — short	$2,440,068
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$2,142,081
Average amounts sold — in USD	$9,167,370

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$6,662	$86,482
Forward foreign currency exchange contracts	18,771	253,357

Total derivative assets and liabilities in the Statements of Assets and Liabilities	25,433	339,839

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,662)	(86,482)

Total derivative assets and liabilities subject to an MNA	$18,771	$253,357

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Deutsche Bank AG	$17,446	$—	$—	$—	$17,446
Morgan Stanley & Co. International PLC	1,325	(1,325)	—	—	—

	$18,771	$(1,325)	$—	$—	$17,446

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Bank of America N.A.	$54,267	$—	$—	$—	$54,267
Morgan Stanley & Co. International PLC	199,090	(1,325)	—	—	197,765

	$253,357	$(1,325)	$—	$—	$252,032

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$27,969,277	$—	$—	$27,969,277
Fixed-Income Funds	3,530,471	—	—	3,530,471
Money Market Funds	4,400,180	—	—	4,400,180

	$35,899,928	$—	$—	35,899,928

Investments Valued at NAV(a)				70,869,163

				$106,769,091

Derivative Financial Instruments(b)
Assets
Equity Contracts	$53,108	$—	$—	$53,108

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Assets (continued)
Foreign Currency Exchange Contracts	$—	$18,771	$—	$18,771
Interest Rate Contracts	6,179	—	—	6,179
Liabilities
Equity Contracts	(252,840)	—	—	(252,840)
Foreign Currency Exchange Contracts	—	(253,357)	—	(253,357)
Interest Rate Contracts	(9,486)	—	—	(9,486)

	$(203,039)	$(234,586)	$—	$(437,625)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 90.9%
BlackRock Advantage Emerging Markets Fund, Class K	1,357,740	$18,383,802
Diversified Equity Master Portfolio	$84,310,897	84,310,897
International Tilts Master Portfolio	$23,794,244	23,794,244
iShares Developed Real Estate Index Fund, Class K	660,768	7,440,244
iShares MSCI EAFE Small-Cap ETF	130,094	9,647,771

		143,576,958

Fixed-Income Funds — 2.3%
CoreAlpha Bond Master Portfolio	$630,784	630,784
iShares Core U.S. Aggregate Bond ETF	11,490	1,325,143
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	2,373	318,836
iShares TIPS Bond ETF	6,532	836,161
Master Total Return Portfolio	$466,455	466,455

		3,577,379

Security	Shares	Value

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	324,911	$325,106
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	8,575,967	8,575,967

		8,901,073

Total Investments — 98.8% (Cost: $109,983,076)		156,055,410

Other Assets Less Liabilities — 1.2%		1,890,699

Net Assets — 100.0%		$157,946,109

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$15,602,715	$2,317,435		$(825,397)		$15,339	$1,273,710	$18,383,802	1,357,740	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	9,400,514	—		(9,075,333	)(a)	(75)	—	325,106	324,911	2,024	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,121,146	2,454,821	(a)	—		—	—	8,575,967	8,575,967	644		—
CoreAlpha Bond Master Portfolio	474,526	213,108	(a)	—		(1,212)	(55,638)	630,784	$630,784	5,466		—
Diversified Equity Master Portfolio	70,677,755	2,201,009	(a)	—		8,254,830	3,177,303	84,310,897	$84,310,897	341,939		—
International Tilts Master Portfolio	21,173,512	978,129	(a)	—		2,114,995	(472,392)	23,794,244	$23,794,244	308,753		—
iShares Core U.S. Aggregate Bond ETF	396,764	925,691	(a)	—		—	2,688	1,325,143	11,490	7,160		—
iShares Developed Real Estate Index Fund, Class K	6,282,444	455,076		(230,173)		(6,218)	939,115	7,440,244	660,768	95,913		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	245,871	77,777	(a)	—		—	(4,812)	318,836	2,373	2,621		—
iShares MSCI EAFE Small-Cap ETF	8,891,925	—		—		—	755,846	9,647,771	130,094	92,289		—
iShares TIPS Bond ETF	541,747	290,798	(a)	—		—	3,616	836,161	6,532	9,400		—
Master Total Return Portfolio	340,639	182,035	(a)	—		(3,374)	(52,845)	466,455	466,455	6,033		—

						$10,374,285	$5,566,591	$156,055,410		$872,242		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	22	07/16/21	$2,293	$(101,373)
S&P/TSE 60 Index	22	09/16/21	4,269	50,930
FTSE 100 Index	5	09/17/21	483	(4,913)
FTSE/MIB Index	16	09/17/21	2,372	(53,076)
MSCI EAFE Index	46	09/17/21	5,299	(121,066)
Russell 2000 E-Mini Index	15	09/17/21	1,731	1,437
S&P 500 Micro E-Mini Index	33	09/17/21	708	11,150

				(216,911)

Short Contracts
TOPIX Index	15	09/09/21	2,623	17,490
S&P 500 E-Mini Index	12	09/17/21	2,573	(35,793)

				(18,303)

				$(235,214)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,488,971	AUD	1,978,000	Deutsche Bank AG	09/15/21	$5,104
USD	1,498,261	CAD	1,855,000	Morgan Stanley & Co. International PLC	09/15/21	1,859
USD	1,537,906	EUR	1,289,000	Deutsche Bank AG	09/15/21	7,148
USD	1,534,635	JPY	168,990,000	Deutsche Bank AG	09/15/21	12,551

						26,662

AUD	1,977,889	USD	1,533,137	Bank of America N.A.	09/15/21	(49,353)
CAD	1,855,341	USD	1,536,332	Morgan Stanley & Co. International PLC	09/15/21	(39,655)
CAD	3,808,444	USD	3,153,617	Morgan Stanley & Co. International PLC	09/15/21	(81,399)
EUR	68,000	USD	82,868	Bank of America N.A.	09/15/21	(2,115)
EUR	5,552,931	USD	6,765,689	Morgan Stanley & Co. International PLC	09/15/21	(171,278)
JPY	168,989,940	USD	1,545,878	Bank of America N.A.	09/15/21	(23,794)

						(367,594)

						$(340,932)

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$81,007	$—	$—	$—	$81,007
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	26,662	—	—	26,662

	$—	$—	$81,007	$26,662	$—	$—	$107,669

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$316,221	$—	$—	$—	$316,221
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	367,594	—	—	367,594

	$—	$—	$316,221	$367,594	$—	$—	$683,815

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,363,372	$—	$—	$435,971	$1,799,343
Forward foreign currency exchange contracts	—	—	—	202,603	—	—	202,603

	$—	$—	$1,363,372	$202,603	$—	$435,971	$2,001,946

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(279,468)	$—	$—	$—	$(279,468)
Forward foreign currency exchange contracts	—	—	—	(441,288)	—	—	(441,288)

	$—	$—	$(279,468)	$(441,288)	$—	$—	$(720,756)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$13,729,716
Average notional value of contracts — short	$3,949,779
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$3,029,887
Average amounts sold — in USD	$13,872,107

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$8,895	$78,848
Forward foreign currency exchange contracts	26,662	367,594

Total derivative assets and liabilities in the Statements of Assets and Liabilities	35,557	446,442

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(8,895)	(78,848)

Total derivative assets and liabilities subject to an MNA	$26,662	$367,594

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Deutsche Bank AG	$24,803	$—	$—	$—	$24,803
Morgan Stanley & Co. International PLC	1,859	(1,859)	—	—	—

	$26,662	$(1,859)	$—	$—	$24,803

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$75,262	$—	$—	$—	$75,262
Morgan Stanley & Co. International PLC	292,332	(1,859)	—	—	290,473

	$367,594	$(1,859)	$—	$—	$365,735

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$35,471,817	$—	$—	$35,471,817
Fixed-Income Funds	2,480,140	—	—	2,480,140
Money Market Funds	8,901,073	—	—	8,901,073

	$46,853,030	$—	$—	46,853,030

Investments Valued at NAV(a)				109,202,380

				$156,055,410

Derivative Financial Instruments(b)
Assets
Equity Contracts	$81,007	$—	$—	$81,007
Foreign Currency Exchange Contracts	—	26,662	—	26,662

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$(316,221)	$—	$—	$(316,221)
Foreign Currency Exchange Contracts	—	(367,594)	—	(367,594)

	$(235,214)	$(340,932)	$—	$(576,146)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.2%
BlackRock Advantage Emerging Markets Fund, Class K	610,846	$8,270,848
Diversified Equity Master Portfolio	$36,857,917	36,857,917
International Tilts Master Portfolio	$10,114,721	10,114,721
iShares Developed Real Estate Index Fund, Class K	294,887	3,320,433
iShares MSCI EAFE Small-Cap ETF	52,816	3,916,835

		62,480,754

Fixed-Income Funds — 1.3%
CoreAlpha Bond Master Portfolio	$203,641	203,641
iShares Core U.S. Aggregate Bond ETF	3,102	357,753
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,021	137,181
iShares TIPS Bond ETF	558	71,430
Master Total Return Portfolio	$136,455	136,455

		906,460

Security	Shares	Value

Money Market Funds — 9.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	6,374,252	$6,374,252

Total Investments — 98.5% (Cost: $57,439,204)		69,761,466

Other Assets Less Liabilities — 1.5%		1,096,762

Net Assets — 100.0%		$70,858,228

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$6,484,713	$1,522,710		$(275,762)		$7,963	$531,224	$8,270,848	610,846	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	—	—		(394	)(b)	394	—	—	—	926	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,766,111	3,608,141	(b)	—		—	—	6,374,252	6,374,252	283		—
CoreAlpha Bond Master Portfolio	118,480	105,250	(b)	—		(148)	(19,941)	203,641	$203,641	1,494		—
Diversified Equity Master Portfolio	29,604,285	2,608,104	(b)	—		3,537,348	1,108,180	36,857,917	$36,857,917	146,630		—
International Tilts Master Portfolio	8,751,561	456,541	(b)	—		891,593	15,026	10,114,721	$10,114,721	130,899		—
iShares Core U.S. Aggregate Bond ETF	272,309	247,791		(155,422)		(1,434)	(5,491)	357,753	3,102	2,364		—
iShares Developed Real Estate Index Fund, Class K	2,614,055	306,485	(b)	—		—	399,893	3,320,433	294,887	41,655		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	75,419	61,628	(b)	—		—	134	137,181	1,021	1,055		—
iShares MSCI EAFE Small-Cap ETF	3,758,088	—		(160,185	)(b)	24,229	294,703	3,916,835	52,816	37,468		—
iShares TIPS Bond ETF	71,229	—		—		—	201	71,430	558	835		—
Master Total Return Portfolio	79,521	71,232	(b)	—		(756)	(13,542)	136,455	$136,455	1,540		—

						$4,459,189	$2,310,387	$69,761,466		$365,149		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	10	07/16/21	$1,042	$(44,651)
S&P/TSE 60 Index	10	09/16/21	1,940	23,148
FTSE 100 Index	2	09/17/21	193	(1,961)
FTSE/MIB Index	7	09/17/21	1,038	(24,087)
MSCI EAFE Index	30	09/17/21	3,456	(78,769)
Russell 2000 E-Mini Index	6	09/17/21	692	575
S&P 500 Micro E-Mini Index	67	09/17/21	1,437	21,489

				(104,256)

Short Contracts
TOPIX Index	7	09/09/21	1,224	7,536
S&P 500 E-Mini Index	6	09/17/21	1,287	(15,021)

				(7,485)

				$(111,741)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	689,533	AUD	916,000	Deutsche Bank AG	09/15/21	$2,364
USD	657,458	CAD	814,000	Morgan Stanley & Co. International PLC	09/15/21	816
USD	36,697	EUR	30,000	Bank of America N.A.	09/15/21	1,070
USD	657,398	EUR	551,000	Deutsche Bank AG	09/15/21	3,055
USD	697,229	JPY	76,777,000	Deutsche Bank AG	09/15/21	5,702

						13,007

AUD	863,768	USD	669,574	Bank of America N.A.	09/15/21	(21,588)
AUD	52,000	USD	40,379	Deutsche Bank AG	09/15/21	(1,370)
CAD	814,433	USD	674,393	Morgan Stanley & Co. International PLC	09/15/21	(17,401)
CAD	1,801,734	USD	1,491,930	Morgan Stanley & Co. International PLC	09/15/21	(38,496)
EUR	38,000	USD	45,269	Bank of America N.A.	09/15/21	(142)
EUR	39,000	USD	47,531	Bank of America N.A.	09/15/21	(1,216)
EUR	2,463,554	USD	3,001,246	Morgan Stanley & Co. International PLC	09/15/21	(75,640)
JPY	76,776,608	USD	702,333	Bank of America N.A.	09/15/21	(10,810)

						(166,663)

						$(153,656)

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$52,748	$—	$—	$—	$52,748
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	13,007	—	—	13,007

	$—	$—	$52,748	$13,007	$—	$—	$65,755

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$164,489	$—	$—	$—	$164,489
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	166,663	—	—	166,663

	$—	$—	$164,489	$166,663	$—	$—	$331,152

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$832,982	$—	$—	$—	$832,982
Forward foreign currency exchange contracts	—	—	—	82,956	—	—	82,956

	$—	$—	$832,982	$82,956	$—	$—	$915,938

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(137,347)	$—	$—	$—	$(137,347)
Forward foreign currency exchange contracts	—	—	—	(191,294)	—	—	(191,294)

	$—	$—	$(137,347)	$(191,294)	$—	$—	$(328,641)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,802,264
Average notional value of contracts — short	$1,814,434
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$1,369,158
Average amounts sold — in USD	$6,048,168
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$5,683	$43,203
Forward foreign currency exchange contracts	13,007	166,663

Total derivative assets and liabilities in the Statements of Assets and Liabilities	18,690	209,866

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,683)	(43,203)

Total derivative assets and liabilities subject to an MNA	$13,007	$166,663

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Bank of America N.A.	$1,070	$(1,070)	$—	$—	$—
Deutsche Bank AG	11,121	(1,370)	—	—	9,751
Morgan Stanley & Co. International PLC	816	(816)	—	—	—

	$13,007	$(3,256)	$—	$—	$9,751

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)

Bank of America N.A.	$33,756	$(1,070)	$—	$—	$32,686
Deutsche Bank AG	1,370	(1,370)	—	—	—
Morgan Stanley & Co. International PLC	131,537	(816)	—	—	130,721

	$166,663	$(3,256)	$—	$—	$163,407

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$15,508,116	$—	$—	$15,508,116
Fixed-Income Funds	566,364	—	—	566,364
Money Market Funds	6,374,252	—	—	6,374,252

	$22,448,732	$—	$—	22,448,732

Investments Valued at NAV(a)				47,312,734

				$69,761,466

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Assets
Equity Contracts	$52,748	$—	$—	$52,748
Foreign Currency Exchange Contracts	—	13,007	—	13,007
Liabilities
Equity Contracts	(164,489)	—	—	(164,489)
Foreign Currency Exchange Contracts	—	(166,663)	—	(166,663)

	$(111,741)	$(153,656)	$—	$(265,397)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.8%
BlackRock Advantage Emerging Markets Fund, Class K	138,934	$1,881,172
Diversified Equity Master Portfolio	$8,021,928	8,021,928
International Tilts Master Portfolio	$1,915,307	1,915,307
iShares Developed Real Estate Index Fund, Class K	68,277	768,796
iShares MSCI Canada ETF(b)	11,638	433,748
iShares MSCI EAFE Small-Cap ETF	15,815	1,172,840
iShares Russell 2000 ETF(b)	657	150,696

		14,344,487

Fixed-Income Funds — 1.4%
CoreAlpha Bond Master Portfolio	$44,547	44,547
iShares Core U.S. Aggregate Bond ETF	1,093	126,055
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	223	29,962
iShares TIPS Bond ETF	70	8,961
Master Total Return Portfolio	$16,381	16,381

		225,906

Security	Shares	Value

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	630,843	$631,222
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	1,412,014	1,412,014

		2,043,236

Total Investments — 102.8% (Cost: $13,960,233)		16,613,629

Liabilities in Excess of Other Assets — (2.8)%		(454,401)

Net Assets — 100.0%		$16,159,228

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$1,306,936	$488,540		$(29,478)		$(607)	$115,781	$1,881,172	138,934	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	916,440	—		(285,204	)(a)	(31)	17	631,222	630,843	1,024	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	298,259	1,113,755	(a)	—		—	—	1,412,014	1,412,014	57		—
CoreAlpha Bond Master Portfolio	26,876	22,617	(a)	—		(42)	(4,904)	44,547	$44,547	355		—
Diversified Equity Master Portfolio	5,851,950	1,219,196	(a)	—		740,544	210,238	8,021,928	$8,021,928	30,838		—
International Tilts Master Portfolio	1,739,277	—		(22,971	)(a)	170,896	28,105	1,915,307	$1,915,307	24,843		—
iShares Core U.S. Aggregate Bond ETF	53,776	73,613	(a)	—		—	(1,334)	126,055	1,093	653		—
iShares Developed Real Estate Index Fund, Class K	521,849	161,082	(a)	—		—	85,865	768,796	68,277	8,919		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,692	4,853	(a)	—		—	(583)	29,962	223	261		—
iShares MSCI Canada ETF	258,161	113,213	(a)	—		—	62,374	433,748	11,638	2,604		—
iShares MSCI EAFE Small-Cap ETF	712,959	439,094		(48,534)		(131)	69,452	1,172,840	15,815	10,667		—
iShares Russell 2000 ETF	139,399	15,064		(26,733)		2,882	20,084	150,696	657	538		—
iShares TIPS Bond ETF	8,936	—		—		—	25	8,961	70	105		—
Master Total Return Portfolio	16,486	1,165	(a)	—		(171)	(1,099)	16,381	$16,381	262		—

						$913,340	$584,021	$16,613,629		$81,126		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	2	07/16/21	$208	$(9,296)
FTSE 100 Index	1	09/17/21	97	(984)
FTSE/MIB Index	2	09/17/21	296	(6,983)

MSCI EAFE Index	8	09/17/21	922	(20,175)
S&P 500 Micro E-Mini Index	21	09/17/21	450	6,552

				(30,886)

Short Contracts
TOPIX Index	2	09/09/21	350	2,242

				$(28,644)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	149,801	AUD	199,000	Deutsche Bank AG	09/15/21	$514
USD	154,268	CAD	191,000	Morgan Stanley & Co. International PLC	09/15/21	191
USD	14,078	CAD	17,000	State Street Bank and Trust Co.	09/15/21	364
USD	156,296	EUR	131,000	Deutsche Bank AG	09/15/21	726
USD	153,436	JPY	16,896,000	Deutsche Bank AG	09/15/21	1,255

						3,050

AUD	198,897	USD	154,181	Bank of America N.A.	09/15/21	(4,971)
CAD	181,484	USD	150,281	Deutsche Bank AG	09/15/21	(3,880)
CAD	10,000	USD	8,271	Standard Chartered Bank	09/15/21	(204)
EUR	8,000	USD	9,530	Bank of America N.A.	09/15/21	(30)
EUR	558,849	USD	680,852	Deutsche Bank AG	09/15/21	(17,188)
EUR	11,000	USD	13,360	State Street Bank and Trust Co.	09/15/21	(297)
JPY	16,895,659	USD	154,555	State Street Bank and Trust Co.	09/15/21	(2,377)

						(28,947)

						$(25,897)

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,794	$—	$—	$—	$8,794
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,050	—	—	3,050

	$—	$—	$8,794	$3,050	$—	$—	$11,844

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$37,438	$—	$—	$—	$37,438
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	28,947	—	—	28,947

	$—	$—	$37,438	$28,947	$—	$—	$66,385

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$94,621	$—	$—	$32,792	$127,413
Forward foreign currency exchange contracts	—	—	—	2,518	—	—	2,518

	$—	$—	$94,621	$2,518	$—	$32,792	$129,931

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(35,493)	$—	$—	$—	$(35,493)
Forward foreign currency exchange contracts	—	—	—	(32,046)	—	—	(32,046)

	$—	$—	$(35,493)	$(32,046)	$—	$—	$(67,539)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,119,610
Average notional value of contracts — short	$174,896
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$321,034
Average amounts sold — in USD	$1,026,179

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$1,391	$9,620
Forward foreign currency exchange contracts	3,050	28,947

Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,441	38,567

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,391)	(9,620)

Total derivative assets and liabilities subject to an MNA	$3,050	$28,947

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Deutsche Bank AG	$2,495	$(2,495)	$—	$—	$—
Morgan Stanley & Co. International PLC	191	—	—	—	191
State Street Bank and Trust Co.	364	(364)	—	—	—

	$3,050	$(2,859)	$—	$—	$191

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$5,001	$—	$—	$—	$5,001
Deutsche Bank AG	21,068	(2,495)	—	—	18,573
Standard Chartered Bank	204	—	—	—	204
State Street Bank and Trust Co.	2,674	(364)	—	—	2,310

	$28,947	$(2,859)	$—	$—	$26,088

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$4,407,252	$—	$—	$4,407,252
Fixed-Income Funds	164,978	—	—	164,978
Money Market Funds	2,043,236	—	—	2,043,236

	$6,615,466	$—	$—	6,615,466

Investments Valued at NAV(a)				9,998,163

				$16,613,629

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Assets
Equity Contracts	$8,794	$—	$—	$8,794
Foreign Currency Exchange Contracts	—	3,050	—	3,050
Liabilities
Equity Contracts	(37,438)	—	—	(37,438)
Foreign Currency Exchange Contracts	—	(28,947)	—	(28,947)

	$(28,644)	$(25,897)	$—	$(54,541)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 95.8%
BlackRock Advantage Emerging Markets Fund, Class K	51,433	$696,398
Diversified Equity Master Portfolio	$3,158,125	3,158,125
International Tilts Master Portfolio	$879,593	879,593
iShares Developed Real Estate Index Fund, Class K	24,829	279,572
iShares MSCI Canada ETF(b)	4,291	159,926
iShares MSCI EAFE Small-Cap ETF	6,075	450,522
iShares Russell 2000 ETF(b)	255	58,489

		5,682,625

Fixed-Income Funds — 1.5%
CoreAlpha Bond Master Portfolio	$17,384	17,384
iShares Core U.S. Aggregate Bond ETF	408	47,055
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	85	11,420
Master Total Return Portfolio	$11,619	11,619

		87,478

Security	Shares	Value

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	225,614	$225,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	175,352	175,352

		401,102

Total Investments — 104.0% (Cost: $4,921,652)		6,171,205

Liabilities in Excess of Other Assets — (4.0)%		(237,769)

Net Assets — 100.0%		$5,933,436

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$578,368	$92,973		$(24,147)		$427	$48,777	$696,398	51,433	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	413,766	—		(188,011	)(a)	(11)	6	225,750	225,614	287	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	108,621	66,731	(a)	—		—	—	175,352	175,352	10		—
CoreAlpha Bond Master Portfolio	12,681	6,304	(a)	—		(35)	(1,566)	17,384	$17,384	170		—
Diversified Equity Master Portfolio	2,631,746	119,066	(a)	—		308,167	99,146	3,158,125	$3,158,125	12,677		—
International Tilts Master Portfolio	798,753	10,940	(a)	—		78,492	(8,592)	879,593	$879,593	11,404		—
iShares Core U.S. Aggregate Bond ETF	28,247	19,590	(a)	—		—	(782)	47,055	408	277		—
iShares Developed Real Estate Index Fund, Class K	233,080	17,582		(5,879)		(235)	35,024	279,572	24,829	3,572		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,741	—		—		—	(321)	11,420	85	111		—
iShares MSCI Canada ETF	125,611	8,185	(a)	—		—	26,130	159,926	4,291	949		—
iShares MSCI EAFE Small-Cap ETF	329,721	91,533	(a)	—		—	29,268	450,522	6,075	4,310		—
iShares Russell 2000 ETF	72,150	—		(24,842	)(a)	7,176	4,005	58,489	255	212		—
Master Total Return Portfolio	10,075	2,023	(a)	—		(104)	(375)	11,619	$11,619	168		—

						$393,877	$230,720	$6,171,205		$34,147		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	09/17/21	$115	$(2,883)
S&P 500 Micro E-Mini Index	4	09/17/21	86	1,282

				$(1,601)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	55,705	AUD	74,000	JPMorgan Chase Bank N.A.	09/15/21	$191
USD	5,658	CAD	7,000	Bank of America N.A.	09/15/21	11
USD	54,923	CAD	68,000	Morgan Stanley & Co. International PLC	09/15/21	68
USD	48,917	EUR	41,000	Goldman Sachs International	09/15/21	227
USD	56,423	JPY	6,213,000	Goldman Sachs International	09/15/21	463

						960

AUD	73,710	USD	57,141	Bank of America N.A.	09/15/21	(1,844)
CAD	7,000	USD	5,796	Morgan Stanley & Co. International PLC	09/15/21	(150)
CAD	68,117	USD	56,404	Morgan Stanley & Co. International PLC	09/15/21	(1,455)
EUR	202,195	USD	246,326	Morgan Stanley & Co. International PLC	09/15/21	(6,208)
JPY	6,213,272	USD	56,838	Bank of America N.A.	09/15/21	(875)

						(10,532)

						$(9,572)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,282	$—	$—	$—	$1,282
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	960	—	—	960

	$—	$—	$1,282	$960	$—	$—	$2,242

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,883	$—	$—	$—	$2,883
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	10,532	—	—	10,532

	$—	$—	$2,883	$10,532	$—	$—	$13,415

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2065 Fund

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$24,743	$—	$—	$—	$24,743
Forward foreign currency exchange contracts	—	—	—	1,164	—	—	1,164

	$—	$—	$24,743	$1,164	$—	$—	$25,907

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(4,082)	$—	$—	$—	$(4,082)
Forward foreign currency exchange contracts	—	—	—	(12,602)	—	—	(12,602)

	$—	$—	$(4,082)	$(12,602)	$—	$—	$(16,684)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$194,963
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$110,813
Average amounts sold — in USD	$395,114

For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$132	$890
Forward foreign currency exchange contracts	960	10,532

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,092	11,422

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(132)	(890)

Total derivative assets and liabilities subject to an MNA	$960	$10,532

The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A	$11	$(11)	$—	$—	$—
Goldman Sachs International	690	—	—	—	690
JPMorgan Chase Bank N.A.	191	—	—	—	191
Morgan Stanley & Co. International PLC	68	(68)	—	—	—

	$960	$(79)	$—	$—	$881

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Dynamic 2065 Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)

Bank of America N.A.	$2,719	$(11)	$—	$—	$2,708
Morgan Stanley & Co. International PLC	7,813	(68)	—	—	7,745

	$10,532	$(79)	$—	$—	$10,453

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,644,907	$—	$—	$1,644,907
Fixed-Income Funds	58,475	—	—	58,475
Money Market Funds	401,102	—	—	401,102

	$2,104,484	$—	$—	2,104,484

Investments Valued at NAV(a)				4,066,721

				$6,171,205

Derivative Financial Instruments(b)
Assets
Equity Contracts	$1,282	$—	$—	$1,282
Foreign Currency Exchange Contracts	—	960	—	960
Liabilities
Equity Contracts	(2,883)	—	—	(2,883)
Foreign Currency Exchange Contracts	—	(10,532)	—	(10,532)

	$(1,601)	$(9,572)	$—	$(11,173)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$339,305,778	$117,058,656	$363,389,811	$138,170,226
Cash pledged for futures contracts	2,454,000	954,000	2,560,000	1,225,000
Foreign currency, at value(c)	1,434,956	561,729	2,099,991	762,317
Receivables:
Securities lending income — affiliated	3,437	954	2,433	779
Capital shares sold	457,000	154,902	450,962	169,121
Dividends — affiliated	13	19	13	26
From the Manager	—	—	16	—
Variation margin on futures contracts	28,616	11,690	27,776	11,693
Unrealized appreciation on forward foreign currency exchange contracts	54,669	19,964	59,689	23,329

Total assets	343,738,469	118,761,914	368,590,691	140,362,491

LIABILITIES
Collateral on securities loaned, at value	19,064,672	495,522	22,194,719	3,310,059
Payables:
Investments purchased	—	130,322	504,903	—
Administration fees	60,169	9,780	61,607	11,430
Capital gains distributions	347,742	76,555	231,707	35,263
Capital shares redeemed	4,456,548	74,441	211,620	121,131
Income dividend distributions	44,513	18,371	31,729	16,961
Investment advisory fees	37,010	12,215	28,684	9,535
Trustees’ and Officer’s fees	3,396	3,167	3,368	3,210
Professional fees	12,132	4,422	5,780	4,380
Service and distribution fees	42,564	8,951	43,257	9,881
Variation margin on futures contracts	184,245	72,880	206,862	97,729
Unrealized depreciation on forward foreign currency exchange contracts	653,699	243,510	754,415	303,815

Total liabilities	24,906,690	1,150,136	24,278,651	3,923,394

NET ASSETS	$318,831,779	$117,611,778	$344,312,040	$136,439,097

NET ASSETS CONSIST OF
Paid-in capital	$196,145,312	$99,999,171	$280,856,515	$109,873,199
Accumulated earnings	122,686,467	17,612,607	63,455,525	26,565,898

NET ASSETS	$318,831,779	$117,611,778	$344,312,040	$136,439,097

(a) Investments, at cost — affiliated	$231,929,802	$102,657,900	$306,421,853	$117,137,248
(b) Securities loaned, at value	$18,710,086	$486,438	$21,771,150	$3,248,500
(c) Foreign currency, at cost	$1,449,188	$569,285	$2,122,611	$772,694

F I N A N C I A L S T A T E M E N T S	79

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund

NET ASSET VALUE

Institutional
Net assets	$52,533,760	$12,277,928	$55,553,993	$13,436,675

Shares outstanding	4,480,948	805,097	3,620,939	783,017

Net asset value	$11.72	$15.25	$15.34	$17.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$177,007,975	$23,836,649	$184,712,207	$27,337,881

Shares outstanding	17,717,548	1,578,711	12,679,526	1,600,308

Net asset value	$9.99	$15.10	$14.57	$17.08

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor C
Net assets	$2,236,593	$2,678,067	$2,624,406	$3,452,680

Shares outstanding	193,947	178,551	175,182	204,551

Net asset value	$11.53	$15.00	$14.98	$16.88

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$80,464,241	$74,443,644	$95,994,288	$89,164,809

Shares outstanding	6,895,982	4,934,532	6,272,885	5,121,895

Net asset value	$11.67	$15.09	$15.30	$17.41

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class R
Net assets	$6,589,210	$4,375,490	$5,427,146	$3,047,052

Shares outstanding	569,234	290,322	359,156	178,487

Net asset value	$11.58	$15.07	$15.11	$17.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$307,667,097	$106,769,091	$156,055,410	$69,761,466
Cash pledged for futures contracts	2,385,000	1,061,000	1,304,000	681,000
Foreign currency, at value(c)	2,806,662	902,320	1,419,780	581,191
Receivables:
Investments sold	—	—	—	33
Securities lending income — affiliated	1,355	275	453	45
Capital shares sold	448,714	113,177	153,572	132,008
Dividends — affiliated	5	18	35	24
Variation margin on futures contracts	13,565	6,662	8,895	5,683
Unrealized appreciation on forward foreign currency exchange contracts	52,411	18,771	26,662	13,007

Total assets	313,374,809	108,871,314	158,968,807	71,174,457

LIABILITIES
Collateral on securities loaned, at value	12,090,210	60,417	325,106	—
Payables:
Investments purchased	375,733	179,097	—	—
Administration fees	54,519	7,405	24,368	4,621
Capital gains distributions	204,513	5,529	53,240	8,653
Capital shares redeemed	170,728	30,570	125,558	69,558
Income dividend distributions	24,084	11,223	11,175	6,619
Investment advisory fees	15,749	5,183	9,935	4,581
Trustees’ and Officer’s fees	3,377	3,136	3,230	3,090
Professional fees	5,517	4,266	4,639	4,188
Service and distribution fees	37,059	6,463	19,005	5,053
Variation margin on futures contracts	191,801	86,482	78,848	43,203
Unrealized depreciation on forward foreign currency exchange contracts	676,342	253,357	367,594	166,663

Total liabilities	13,849,632	653,128	1,022,698	316,229

NET ASSETS	$299,525,177	$108,218,186	$157,946,109	$70,858,228

NET ASSETS CONSIST OF
Paid-in capital	$196,517,860	$84,146,779	$108,689,329	$54,882,920
Accumulated earnings	103,007,317	24,071,407	49,256,780	15,975,308

NET ASSETS	$299,525,177	$108,218,186	$157,946,109	$70,858,228

(a) Investments, at cost — affiliated	$229,154,944	$88,085,419	$109,983,076	$57,439,204
(b) Securities loaned, at value	$11,867,155	$59,253	$318,836	$—
(c) Foreign currency, at cost	$2,809,944	$907,116	$1,424,382	$583,756

F I N A N C I A L S T A T E M E N T S	81

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$57,363,877	$8,981,058	$22,419,691	$7,714,640

Shares outstanding	2,876,948	473,433	896,799	386,903

Net asset value	$19.94	$18.97	$25.00	$19.94

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$158,594,982	$19,945,194	$78,134,988	$16,112,635

Shares outstanding	8,970,126	1,053,723	3,137,980	812,187

Net asset value	$17.68	$18.93	$24.90	$19.84

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor C
Net assets	$2,371,459	$1,283,632	$1,818,006	$1,171,153

Shares outstanding	121,369	68,844	74,138	59,956

Net asset value	$19.54	$18.65	$24.52	$19.53

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$76,540,264	$74,943,832	$52,287,068	$43,973,267

Shares outstanding	3,813,944	3,905,122	2,083,632	2,173,899

Net asset value	$20.07	$19.19	$25.09	$20.23

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class R
Net assets	$4,654,595	$3,064,470	$3,286,356	$1,886,533

Shares outstanding	236,470	162,404	132,599	95,321

Net asset value	$19.68	$18.87	$24.78	$19.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$16,613,629	$6,171,205
Cash	—	73
Cash pledged for futures contracts	164,000	13,000
Foreign currency, at value(c)	43,364	7,715
Receivables:
Securities lending income — affiliated	153	32
Capital shares sold	24,505	1,200
Dividends — affiliated	6	—
From the Administrator	2,481	2,883
From the Manager	27	—
Variation margin on futures contracts	1,391	132
Unrealized appreciation on forward foreign currency exchange contracts	3,050	960

Total assets	16,852,606	6,197,200

LIABILITIES
Collateral on securities loaned, at value	631,236	225,755
Payables:
Capital shares redeemed	4,309	10
Income dividend distributions	10,575	18,664
Investment advisory fees	934	282
Trustees’ and Officer’s fees	3,109	3,093
Professional fees	4,223	3,782
Service and distribution fees	425	756
Variation margin on futures contracts	9,620	890
Unrealized depreciation on forward foreign currency exchange contracts	28,947	10,532

Total liabilities	693,378	263,764

NET ASSETS	$16,159,228	$5,933,436

NET ASSETS CONSIST OF
Paid-in capital	$12,753,471	$4,595,989
Accumulated earnings	3,405,757	1,337,447

NET ASSETS	$16,159,228	$5,933,436

(a) Investments, at cost — affiliated	$13,960,233	$4,921,652
(b) Securities loaned, at value	$613,325	$219,285
(c) Foreign currency, at cost	$43,756	$8,060

F I N A N C I A L S T A T E M E N T S	83

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$1,514,894	$559,548

Shares outstanding	105,163	42,489

Net asset value	$14.41	$13.17

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$827,046	$632,187

Shares outstanding	57,462	48,012

Net asset value	$14.39	$13.17

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor C
Net assets	$69,827	$531,836

Shares outstanding	4,857	40,393

Net asset value	$14.38	$13.17

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$13,175,725	$3,682,707

Shares outstanding	913,442	279,621

Net asset value	$14.42	$13.17

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class R
Net assets	$571,736	$527,158

Shares outstanding	39,705	40,033

Net asset value	$14.40	$13.17

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended June 30, 2021

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$927,920	$287,149	$797,958	$258,049
Securities lending income — affiliated — net	25,220	7,783	16,949	5,938
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	714,424	316,989	1,248,705	538,498
Interest — affiliated	1,297,867	329,119	687,361	146,110
Expenses	(328,113)	(115,521)	(424,096)	(172,432)
Fees waived	129,829	51,878	195,203	80,828

Total investment income	2,767,147	877,397	2,522,080	856,991

EXPENSES
Investment advisory	566,060	191,834	589,401	216,463
Administration — class specific	387,794	79,306	395,803	87,218
Service and distribution — class specific	253,286	53,684	255,516	57,852
Professional	6,289	13,274	13,599	13,282
Trustees and Officer	4,477	4,274	4,489	4,336
Miscellaneous	2,132	396	2,507	170

Total expenses	1,220,038	342,768	1,261,315	379,321
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(348,109)	(141,115)	(436,363)	(181,994)

Total expenses after fees waived and/or reimbursed	871,929	201,653	824,952	197,327

Net investment income	1,895,218	675,744	1,697,128	659,664

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,755)	(87)	(2,666)	396
Investments — affiliated	337,226	(5,815)	266,301	22,496
Forward foreign currency exchange contracts	259,714	90,319	385,213	142,974
Foreign currency transactions	108,510	32,563	80,459	34,536
Futures contracts	4,534,498	1,483,961	4,576,161	1,842,846
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	8,356,238	3,768,930	15,018,960	6,526,416

	13,593,431	5,369,871	20,324,428	8,569,664

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,011,952	823,416	3,460,302	1,716,645
Forward foreign currency exchange contracts	(836,736)	(291,964)	(940,029)	(365,674)
Foreign currency translations	(128,597)	(41,743)	(95,290)	(46,551)
Futures contracts	(1,022,571)	(318,604)	(942,578)	(372,980)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	601,181	579,038	2,885,276	1,378,967

	(374,771)	750,143	4,367,681	2,310,407

Net realized and unrealized gain	13,218,660	6,120,014	24,692,109	10,880,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,113,878	$6,795,758	$26,389,237	$11,539,735

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Operations (unaudited) (continued)

Six Months Ended June 30, 2021

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$545,594	$150,038	$208,027	$83,660
Securities lending income — affiliated — net.	9,863	2,748	2,024	926
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,482,623	531,489	850,343	362,755
Interest — affiliated	127,690	(11,511)	(55,479)	(25,925)
Expenses	(459,967)	(160,565)	(255,400)	(108,473)
Fees waived	218,395	76,878	122,727	52,206

Total investment income	1,924,198	589,077	872,242	365,149

EXPENSES
Investment advisory	513,534	169,574	256,437	109,459
Administration — class specific	354,541	61,856	162,157	46,555
Service and distribution — class specific	219,443	35,962	109,926	28,796
Professional	13,482	13,208	13,320	13,216
Trustees and Officer	4,501	4,262	4,336	4,200
Miscellaneous	1,507	170	396	57

Total expenses	1,107,008	285,032	546,572	202,283
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(436,119)	(160,454)	(219,168)	(103,196)

Total expenses after fees waived and/or reimbursed	670,889	124,578	327,404	99,087

Net investment income	1,253,309	464,499	544,838	266,062

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,018)	422	51	309
Investments — affiliated	(21,896)	9,379	9,046	31,152
Forward foreign currency exchange contracts	399,091	125,700	202,603	82,956
Foreign currency transactions	60,409	14,878	34,342	16,404
Futures contracts	4,476,728	1,543,193	1,799,343	832,982
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying
Master Portfolio	17,978,797	6,476,128	10,365,239	4,428,037

	22,891,111	8,169,700	12,410,624	5,391,840

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	5,052,872	1,836,829	2,970,163	1,220,664
Forward foreign currency exchange contracts	(842,152)	(303,043)	(441,288)	(191,294)
Foreign currency translations	(52,100)	(19,714)	(34,392)	(21,455)
Futures contracts	(758,142)	(280,069)	(279,468)	(137,347)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	4,296,344	1,558,271	2,596,428	1,089,723

	7,696,822	2,792,274	4,811,443	1,960,291

Net realized and unrealized gain	30,587,933	10,961,974	17,222,067	7,352,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,841,242	$11,426,473	$17,766,905	$7,618,193

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended June 30, 2021

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$23,804	$9,441
Securities lending income — affiliated — net	1,024	287
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	73,348	31,467
Interest — affiliated	(5,665)	(2,162)
Expenses	(22,163)	(9,415)
Fees waived	10,778	4,529

Total investment income	81,126	34,147

EXPENSES
Investment advisory	23,656	9,448
Professional	13,280	12,811
Administration — class specific	6,418	3,841
Trustees and Officer	4,200	4,168
Service and distribution — class specific	2,274	4,469
Miscellaneous	57	396

Total expenses	49,885	35,133
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(36,663)	(24,856)

Total expenses after fees waived and/or reimbursed	13,222	10,277

Net investment income	67,904	23,870

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3)	(9)
Investments — affiliated	2,113	7,357
Forward foreign currency exchange contracts	2,518	1,164
Foreign currency transactions	281	83
Futures contracts	127,413	24,743
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	911,227	386,520

	1,043,549	419,858

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	351,681	142,107
Forward foreign currency exchange contracts	(32,046)	(12,602)
Foreign currency translations	(829)	(345)
Futures contracts	(35,493)	(4,082)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	232,340	88,613

	515,653	213,691

Net realized and unrealized gain	1,559,202	633,549

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,627,106	$657,419

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2025 Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,895,218	$5,483,556	$675,744	$1,427,984
Net realized gain	13,593,431	96,303,063	5,369,871	1,566,956
Net change in unrealized appreciation (depreciation)	(374,771)	(63,113,376)	750,143	7,965,256

Net increase in net assets resulting from operations	15,113,878	38,673,243	6,795,758	10,960,196

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,249,364)	(3,645,572)	(306,571)	(288,931)
Investor A	(8,776,591)	(13,755,754)	(581,320)	(561,895)
Investor C	(86,443)	(129,725)	(56,394)	(49,190)
Class K	(3,493,690)	(5,203,342)	(1,964,369)	(1,627,680)
Class R	(268,074)	(363,397)	(101,417)	(84,357)

Decrease in net assets resulting from distributions to shareholders	(14,874,162)	(23,097,790)	(3,010,071)	(2,612,053)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,029,083)	(90,010,559)	12,721,690	23,627,611

NET ASSETS
Total increase (decrease) in net assets	(14,789,367)	(74,435,106)	16,507,377	31,975,754
Beginning of period	333,621,146	408,056,252	101,104,401	69,128,647

End of period	$318,831,779	$333,621,146	$117,611,778	$101,104,401

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2030 Fund		BlackRock LifePath® Dynamic 2035 Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,697,128	$4,473,842	$659,664	$1,331,519
Net realized gain (loss)	20,324,428	39,956,119	8,569,664	(150,329)
Net change in unrealized appreciation (depreciation)	4,367,681	(8,745,795)	2,310,407	11,917,188

Net increase in net assets resulting from operations	26,389,237	35,684,166	11,539,735	13,098,378

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,338,504)	(2,302,385)	(231,193)	(231,317)
Investor A	(7,851,622)	(7,330,812)	(454,482)	(560,680)
Investor C	(99,898)	(102,579)	(45,781)	(42,592)
Class K	(4,045,494)	(3,401,010)	(1,598,146)	(1,333,582)
Class R	(211,260)	(146,307)	(47,467)	(55,615)

Decrease in net assets resulting from distributions to shareholders	(14,546,778)	(13,283,093)	(2,377,069)	(2,223,786)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,196,944	(45,318,665)	13,698,955	33,609,858

NET ASSETS
Total increase (decrease) in net assets	17,039,403	(22,917,592)	22,861,621	44,484,450
Beginning of period	327,272,637	350,190,229	113,577,476	69,093,026

End of period	$344,312,040	$327,272,637	$136,439,097	$113,577,476

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2040 Fund		BlackRock LifePath® Dynamic 2045 Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,253,309	$3,498,032	$464,499	$930,119
Net realized gain (loss)	22,891,111	58,636,042	8,169,700	(1,121,358)
Net change in unrealized appreciation (depreciation)	7,696,822	(29,434,701)	2,792,274	10,185,490

Net increase in net assets resulting from operations	31,841,242	32,699,373	11,426,473	9,994,251

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,601,257)	(2,555,740)	(98,478)	(153,135)
Investor A	(7,818,902)	(7,421,538)	(198,603)	(364,948)
Investor C	(97,230)	(90,499)	(8,791)	(19,283)
Class K	(3,447,065)	(2,907,766)	(875,727)	(1,048,480)
Class R	(195,427)	(148,197)	(27,028)	(55,707)

Decrease in net assets resulting from distributions to shareholders	(14,159,881)	(13,123,740)	(1,208,627)	(1,641,553)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,224,664	(27,835,429)	12,247,888	27,160,195

NET ASSETS
Total increase (decrease) in net assets	18,906,025	(8,259,796)	22,465,734	35,512,893
Beginning of period	280,619,152	288,878,948	85,752,452	50,239,559

End of period	$299,525,177	$280,619,152	$108,218,186	$85,752,452

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2050 Fund		BlackRock LifePath® Dynamic 2055 Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$544,838	$1,302,358	$266,062	$495,957
Net realized gain (loss)	12,410,624	2,076,909	5,391,840	(363,900)
Net change in unrealized appreciation (depreciation)	4,811,443	13,777,507	1,960,291	7,220,009

Net increase in net assets resulting from operations	17,766,905	17,156,774	7,618,193	7,352,066

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(616,185)	(389,427)	(123,568)	(107,752)
Investor A	(2,084,696)	(1,645,183)	(248,357)	(269,078)
Investor C	(42,812)	(24,477)	(14,470)	(14,761)
Class K	(1,472,947)	(898,405)	(720,013)	(459,897)
Class R	(84,804)	(54,817)	(25,191)	(28,273)

Decrease in net assets resulting from distributions to shareholders	(4,301,444)	(3,012,309)	(1,131,599)	(879,761)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,959,593	4,804,994	9,626,812	20,922,860

NET ASSETS
Total increase in net assets	25,425,054	18,949,459	16,113,406	27,395,165
Beginning of period	132,521,055	113,571,596	54,744,822	27,349,657

End of period	$157,946,109	$132,521,055	$70,858,228	$54,744,822

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2060 Fund		BlackRock LifePath® Dynamic 2065 Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$67,904	$112,805	$23,870	$53,936
Net realized gain (loss)	1,043,549	(150,112)	419,858	(288,925)
Net change in unrealized appreciation (depreciation)	515,653	1,689,179	213,691	832,389

Net increase in net assets resulting from operations	1,627,106	1,651,872	657,419	597,400

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,502)	(13,449)	(3,974)	(6,592)
Investor A	(4,238)	(8,387)	(3,758)	(5,811)
Investor C	(148)	(327)	(1,402)	(2,461)
Class K	(93,992)	(142,211)	(29,746)	(46,211)
Class R	(2,348)	(3,654)	(2,698)	(4,693)

Decrease in net assets resulting from distributions to shareholders	(110,228)	(168,028)	(41,578)	(65,768)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,714,200	5,215,907	421,900	174,089

NET ASSETS
Total increase in net assets	5,231,078	6,699,751	1,037,741	705,721
Beginning of period	10,928,150	4,228,399	4,895,695	4,189,974

End of period	$16,159,228	$10,928,150	$5,933,436	$4,895,695

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$11.68		$11.04		$9.69		$11.00		$10.78		$10.33

Net investment income(a)	0.07		0.19		0.28		0.25		0.19		0.18
Net realized and unrealized gain (loss)	0.48		1.20		1.35		(0.64)		1.05		0.43

Net increase (decrease) from investment operations	0.55		1.39		1.63		(0.39)		1.24		0.61

Distributions(b)
From net investment income		(0.11)	(0.22)		(0.19)		(0.27)		(0.15)		(0.16)
From net realized gain		(0.40)	(0.53)		(0.09)		(0.65)		(0.87)		(0.00	)(c)

Total distributions		(0.51)	(0.75)		(0.28)		(0.92)		(1.02)		(0.16)

Net asset value, end of period	$11.72		$11.68		$11.04		$9.69		$11.00		$10.78

Total Return(d)
Based on net asset value	4.76	%(e)	12.82%		16.91%		(3.68)%		11.68%		5.91%

Ratios to Average Net Assets
Total expenses	0.78	%(f)(g)	0.73	%(h)	0.57	%(i)	0.58	%(i)	0.57	%(i)	0.58	%(i)

Total expenses after fees waived and/or reimbursed	0.56	%(f)(g)	0.56	%(h)	0.55	%(i)	0.57	%(i)	0.56	%(i)	0.58	%(i)

Net investment income	1.26	%(f)(g)	1.68	%(h)	2.61	%(i)	2.26	%(i)	1.66	%(i)	1.66	%(i)

Supplemental Data
Net assets, end of period (000)	$52,534		$59,201		$99,249		$25,343		$38,119		$60,166

Portfolio turnover rate	1	%(j)	43	%(k)	35	%(l)	38	%(l)	6	%(l)	37	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.08%
Investments in underlying funds	0.11%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.14% and 0.09%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016

Allocated fees waived	0.39%	0.37%	0.38%	0.35%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Investor A

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$10.03		$9.58		$8.45		$9.72		$9.64		$9.25

Net investment income(a)	0.05		0.13		0.23		0.20		0.14		0.14
Net realized and unrealized gain (loss)	0.41		1.05		1.16		(0.57)		0.94		0.39

Net increase (decrease) from investment operations	0.46		1.18		1.39		(0.37)		1.08		0.53

Distributions(b)
From net investment income		(0.10)	(0.20)		(0.17)		(0.25)		(0.13)		(0.14)
From net realized gain		(0.40)	(0.53)		(0.09)		(0.65)		(0.87)		(0.00	)(c)

Total distributions		(0.50)	(0.73)		(0.26)		(0.90)		(1.00)		(0.14)

Net asset value, end of period	$9.99		$10.03		$9.58		$8.45		$9.72		$9.64

Total Return(d)
Based on net asset value	4.65	%(e)	12.56%		16.56%		(3.93)%		11.40%		5.78%

Ratios to Average Net Assets
Total expenses	1.03	%(f)(g)	0.98	%(h)	0.82	%(i)	0.83	%(i)	0.82	%(i)	0.84	%(i)

Total expenses after fees waived and/or reimbursed	0.82	%(f)(g)	0.81	%(h)	0.80	%(i)	0.82	%(i)	0.82	%(i)	0.83	%(i)

Net investment income	1.01	%(f)(g)	1.40	%(h)	2.43	%(i)	2.05	%(i)	1.46	%(i)	1.49	%(i)

Supplemental Data
Net assets, end of period (000)	$177,008		$190,948		$234,757		$65,509		$81,900		$81,929

Portfolio turnover rate	1	%(j)	43	%(k)	35	%(l)	38	%(l)	6	%(l)	37	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.08%
Investments in underlying funds	0.11%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.14% and 0.09%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016

Allocated fees waived	0.39%	0.37%	0.37%	0.35%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

94	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Investor C

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$11.50		$10.87		$9.57		$10.87		$10.67		$10.22

Net investment income(a)	0.02		0.06		0.18		0.13		0.07		0.07
Net realized and unrealized gain (loss)	0.47		1.20		1.30		(0.63)		1.03		0.44

Net increase (decrease) from investment operations	0.49		1.26		1.48		(0.50)		1.10		0.51

Distributions(b)
From net investment income		(0.06)	(0.10)		(0.09)		(0.15)		(0.04)		(0.06)
From net realized gain		(0.40)	(0.53)		(0.09)		(0.65)		(0.86)		(0.00	)(c)

Total distributions		(0.46)	(0.63)		(0.18)		(0.80)		(0.90)		(0.06)

Net asset value, end of period	$11.53		$11.50		$10.87		$9.57		$10.87		$10.67

Total Return(d)
Based on net asset value	4.27	%(e)	11.72%		15.54%		(4.67)%		10.47%		4.97%

Ratios to Average Net Assets
Total expenses	1.78	%(f)(g)	1.73	%(h)	1.62	%(i)	1.63	%(i)	1.62	%(i)	1.63	%(i)

Total expenses after fees waived and/or reimbursed	1.57	%(f)(g)	1.57	%(h)	1.60	%(i)	1.62	%(i)	1.62	%(i)	1.63	%(i)

Net investment income	0.28	%(f)(g)	0.55	%(h)	1.66	%(i)	1.20	%(i)	0.65	%(i)	0.66	%(i)

Supplemental Data
Net assets, end of period (000)	$2,237		$2,303		$3,846		$672		$1,034		$1,068

Portfolio turnover rate	1	%(j)	43	%(k)	35	%(l)	38	%(l)	6	%(l)	37	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.08%
Investments in underlying funds	0.11%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.14% and 0.09%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016

Allocated fees waived	0.39%	0.37%	0.38%	0.35%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Class K

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$11.63		$10.99		$9.65		$10.96		$10.75		$10.30

Net investment income(a)	0.09		0.21		0.32		0.27		0.22		0.21
Net realized and unrealized gain (loss)	0.48		1.21		1.32		(0.64)		1.03		0.43

Net increase (decrease) from investment operations	0.57		1.42		1.64		(0.37)		1.25		0.64

Distributions(b)
From net investment income		(0.13)	(0.25)		(0.21)		(0.29)		(0.17)		(0.19)
From net realized gain		(0.40)	(0.53)		(0.09)		(0.65)		(0.87)		(0.00	)(c)

Total distributions		(0.53)	(0.78)		(0.30)		(0.94)		(1.04)		(0.19)

Net asset value, end of period	$11.67		$11.63		$10.99		$9.65		$10.96		$10.75

Total Return(d)
Based on net asset value	4.91	%(e)	13.17%		17.07%		(3.47)%		11.87%		6.20%

Ratios to Average Net Assets
Total expenses	0.53	%(f)(g)	0.50	%(h)	0.37	%(i)	0.38	%(i)	0.37	%(i)	0.39	%(i)

Total expenses after fees waived and/or reimbursed	0.32	%(f)(g)	0.32	%(h)	0.35	%(i)	0.37	%(i)	0.36	%(i)	0.38	%(i)

Net investment income	1.54	%(f)(g)	1.88	%(h)	2.99	%(i)	2.54	%(i)	1.93	%(i)	2.02	%(i)

Supplemental Data
Net assets, end of period (000)	$80,464		$74,809		$64,913		$14,901		$15,965		$11,571

Portfolio turnover rate	1	%(j)	43	%(k)	35	%(l)	38	%(l)	6	%(l)	37	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.08%
Investments in underlying funds	0.11%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.14% and 0.09%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,

	2019	2018	2017	2016

Allocated fees waived	0.39%	0.37%	0.38%	0.34%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

96	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$11.54		$10.91		$9.60		$10.91		$10.71		$10.26

Net investment income(a)	0.05		0.14		0.23		0.20		0.14		0.15
Net realized and unrealized gain (loss)	0.48		1.19		1.32		(0.64)		1.03		0.42

Net increase (decrease) from investment operations	0.53		1.33		1.55		(0.44)		1.17		0.57

Distributions(b)
From net investment income		(0.09)	(0.17)		(0.15)		(0.22)		(0.10)		(0.12)
From net realized gain		(0.40)	(0.53)		(0.09)		(0.65)		(0.87)		(0.00	)(c)

Total distributions		(0.49)	(0.70)		(0.24)		(0.87)		(0.97)		(0.12)

Net asset value, end of period	$11.58		$11.54		$10.91		$9.60		$10.91		$10.71

Total Return(d)
Based on net asset value	4.61	%(e)	12.41%		16.24%		(4.11)%		11.11%		5.59%

Ratios to Average Net Assets
Total expenses	1.23	%(f)(g)	1.19	%(h)	1.02	%(i)	1.03	%(i)	1.02	%(i)	1.04	%(i)

Total expenses after fees waived and/or reimbursed	1.02	%(f)(g)	1.01	%(h)	1.00	%(i)	1.02	%(i)	1.02	%(i)	1.04	%(i)

Net investment income	0.84	%(f)(g)	1.29	%(h)	2.19	%(i)	1.87	%(i)	1.27	%(i)	1.40	%(i)

Supplemental Data
Net assets, end of period (000)	$6,589		$6,360		$5,291		$1,036		$1,167		$928

Portfolio turnover rate	1	%(j)	43	%(k)	35	%(l)	38	%(l)	6	%(l)	37	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.08%
Investments in underlying funds	0.11%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.14% and 0.09%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.39%	0.37%	0.38%	0.35%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.72		$13.42		$11.81		$13.52		$12.66		$12.05

Net investment income(a)	0.09		0.22		0.30		0.25		0.22		0.21
Net realized and unrealized gain (loss)	0.83		1.47		1.99		(0.87)		1.71		0.61

Net increase (decrease) from investment operations	0.92		1.69		2.29		(0.62)		1.93		0.82

Distributions(b)
From net investment income		(0.13)	(0.26)		(0.27)		(0.24)		(0.21)		(0.21)
From net realized gain		(0.26)	(0.13)		(0.41)		(0.85)		(0.86)		(0.00	)(c)

Total distributions		(0.39)	(0.39)		(0.68)		(1.09)		(1.07)		(0.21)

Net asset value, end of period	$15.25		$14.72		$13.42		$11.81		$13.52		$12.66

Total Return(d)
Based on net asset value	6.28	%(e)	12.87%		19.46%		(4.66)%		15.45%		6.88%

Ratios to Average Net Assets
Total expenses	0.80	%(f)(g)	0.78	%(h)	0.57	%(i)	0.57	%(i)	0.56	%(i)	0.58	%(i)

Total expenses after fees waived and/or reimbursed	0.54	%(f)(g)	0.55	%(h)	0.55	%(i)	0.55	%(i)	0.54	%(i)	0.57	%(i)

Net investment income	1.17	%(f)(g)	1.65	%(h)	2.32	%(i)	1.87	%(i)	1.66	%(i)	1.74	%(i)

Supplemental Data
Net assets, end of period (000)	$12,278		$10,690		$2,908		$1,519		$19,134		$26,146

Portfolio turnover rate	2	%(j)	45	%(k)	35	%(l)	38	%(l)	32	%(l)	54	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.09%
Investments in underlying funds	0.12%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.15% and 0.11%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.43%	0.41%	0.41%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

98	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.58		$13.29		$11.70		$13.50		$12.64		$12.04

Net investment income(a)	0.07		0.18		0.26		0.26		0.20		0.18
Net realized and unrealized gain (loss)	0.82		1.46		1.98		(0.91)		1.70		0.60

Net increase (decrease) from investment operations	0.89		1.64		2.24		(0.65)		1.90		0.78

Distributions(b)
From net investment income		(0.11)	(0.22)		(0.24)		(0.30)		(0.18)		(0.18)
From net realized gain		(0.26)	(0.13)		(0.41)		(0.85)		(0.86)		(0.00	)(c)

Total distributions		(0.37)	(0.35)		(0.65)		(1.15)		(1.04)		(0.18)

Net asset value, end of period	$15.10		$14.58		$13.29		$11.70		$13.50		$12.64

Total Return(d)
Based on net asset value	6.14	%(e)	12.60%		19.16%		(4.87)%		15.21%		6.54%

Ratios to Average Net Assets
Total expenses	1.05	%(f)(g)	1.01	%(h)	0.82	%(i)	0.83	%(i)	0.81	%(i)	0.83	%(i)

Total expenses after fees waived and/or reimbursed	0.79	%(f)(g)	0.80	%(h)	0.80	%(i)	0.81	%(i)	0.79	%(i)	0.82	%(i)

Net investment income	0.89	%(f)(g)	1.34	%(h)	1.97	%(i)	1.94	%(i)	1.45	%(i)	1.50	%(i)

Supplemental Data
Net assets, end of period (000)	$23,837		$24,518		$23,298		$25,940		$31,393		$28,135

Portfolio turnover rate	2	%(j)	45	%(k)	35	%(l)	38	%(l)	32	%(l)	54	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.09%
Investments in underlying funds	0.12%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.15% and 0.11%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.43%	0.41%	0.41%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.49		$13.20		$11.63		$13.44		$12.58		$11.99

Net investment income(a)	0.01		0.06		0.16		0.16		0.09		0.08
Net realized and unrealized gain (loss)	0.82		1.47		1.96		(0.92)		1.70		0.59

Net increase (decrease) from investment operations	0.83		1.53		2.12		(0.76)		1.79		0.67

Distributions(b)
From net investment income		(0.06)	(0.11)		(0.14)		(0.20)		(0.07)		(0.08)
From net realized gain		(0.26)	(0.13)		(0.41)		(0.85)		(0.86)		(0.00	)(c)

Total distributions		(0.32)	(0.24)		(0.55)		(1.05)		(0.93)		(0.08)

Net asset value, end of period	$15.00		$14.49		$13.20		$11.63		$13.44		$12.58

Total Return(d)
Based on net asset value	5.74	%(e)	11.76%		18.25%		(5.70)%		14.39%		5.61%

Ratios to Average Net Assets
Total expenses	1.80	%(f)(g)	1.77	%(h)	1.62	%(i)	1.63	%(i)	1.61	%(i)	1.63	%(i)

Total expenses after fees waived and/or reimbursed	1.54	%(f)(g)	1.56	%(h)	1.60	%(i)	1.61	%(i)	1.59	%(i)	1.62	%(i)

Net investment income	0.15	%(f)(g)	0.49	%(h)	1.25	%(i)	1.17	%(i)	0.66	%(i)	0.69	%(i)

Supplemental Data
Net assets, end of period (000)	$2,678		$2,610		$3,416		$2,434		$2,583		$2,339

Portfolio turnover rate	2	%(j)	45	%(k)	35	%(l)	38	%(l)	32	%(l)	54	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.09%
Investments in underlying funds	0.12%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.15% and 0.11%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.43%	0.41%	0.41%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

100	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.57		$13.28		$11.69		$13.49		$12.63		$12.03

Net investment income(a)	0.11		0.24		0.34		0.33		0.27		0.25
Net realized and unrealized gain (loss)	0.82		1.47		1.96		(0.91)		1.69		0.59

Net increase (decrease) from investment operations	0.93		1.71		2.30		(0.58)		1.96		0.84

Distributions(b)
From net investment income		(0.15)	(0.29)		(0.30)		(0.37)		(0.24)		(0.24)
From net realized gain		(0.26)	(0.13)		(0.41)		(0.85)		(0.86)		(0.00	)(c)

Total distributions		(0.41)	(0.42)		(0.71)		(1.22)		(1.10)		(0.24)

Net asset value, end of period	$15.09		$14.57		$13.28		$11.69		$13.49		$12.63

Total Return(d)
Based on net asset value	6.40	%(e)	13.17%		19.72%		(4.43)%		15.75%		7.02%

Ratios to Average Net Assets
Total expenses	0.55	%(f)(g)	0.52	%(h)	0.37	%(i)	0.38	%(i)	0.36	%(i)	0.38	%(i)

Total expenses after fees waived and/or reimbursed	0.29	%(f)(g)	0.31	%(h)	0.35	%(i)	0.36	%(i)	0.34	%(i)	0.37	%(i)

Net investment income	1.44	%(f)(g)	1.84	%(h)	2.62	%(i)	2.44	%(i)	2.01	%(i)	2.02	%(i)

Supplemental Data
Net assets, end of period (000)	$74,444		$59,727		$34,027		$9,062		$7,919		$2,902

Portfolio turnover rate	2	%(j)	45	%(k)	35	%(l)	38	%(l)	32	%(l)	54	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.09%
Investments in underlying funds	0.12%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.15% and 0.11%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.43%	0.41%	0.41%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock LifePath® Dynamic 2025 Fund (continued)

		Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.56		$13.26		$11.68		$13.49		$12.63		$12.04

Net investment income(a)	0.06		0.14		0.24		0.24		0.17		0.16
Net realized and unrealized gain (loss)	0.81		1.48		1.97		(0.92)		1.71		0.59

Net increase (decrease) from investment operations	0.87		1.62		2.21		(0.68)		1.88		0.75

Distributions(b)
From net investment income		(0.10)	(0.19)		(0.22)		(0.28)		(0.16)		(0.16)
From net realized gain		(0.26)	(0.13)		(0.41)		(0.85)		(0.86)		(0.00	)(c)

Total distributions		(0.36)	(0.32)		(0.63)		(1.13)		(1.02)		(0.16)

Net asset value, end of period	$15.07		$14.56		$13.26		$11.68		$13.49		$12.63

Total Return(d)
Based on net asset value	5.99	%(e)	12.44%		18.91%		(5.10)%		15.02%		6.28%

Ratios to Average Net Assets
Total expenses	1.25	%(f)(g)	1.20	%(h)	1.02	%(i)	1.03	%(i)	1.01	%(i)	1.03	%(i)

Total expenses after fees waived and/or reimbursed	0.99	%(f)(g)	1.00	%(h)	1.00	%(i)	1.01	%(i)	0.99	%(i)	1.02	%(i)

Net investment income	0.74	%(f)(g)	1.05	%(h)	1.82	%(i)	1.77	%(i)	1.27	%(i)	1.32	%(i)

Supplemental Data
Net assets, end of period (000)	$4,375		$3,559		$5,479		$5,003		$4,308		$2,967

Portfolio turnover rate	2	%(j)	45	%(k)	35	%(l)	38	%(l)	32	%(l)	54	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.09%
Investments in underlying funds	0.12%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.15% and 0.11%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.43%	0.41%	0.41%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

102	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.80		$13.65		$11.90		$14.26		$13.79		$13.20

Net investment income(a)	0.08		0.20		0.29		0.29		0.24		0.23
Net realized and unrealized gain (loss)	1.11		1.52		2.32		(1.04)		2.13		0.72

Net increase (decrease) from investment operations	1.19		1.72		2.61		(0.75)		2.37		0.95

Distributions(b)
From net investment income		(0.16)	(0.23)		(0.30)		(0.31)		(0.25)		(0.25)
From net realized gain		(0.49)	(0.34)		(0.56)		(1.30)		(1.65)		(0.11)

Total distributions		(0.65)	(0.57)		(0.86)		(1.61)		(1.90)		(0.36)

Net asset value, end of period	$15.34		$14.80		$13.65		$11.90		$14.26		$13.79

Total Return(c)
Based on net asset value	8.11	%(d)	13.05%		22.07%		(5.48)%		17.67%		7.24%

Ratios to Average Net Assets
Total expenses	0.80	%(e)(f)	0.75	%(g)	0.56	%(h)	0.56	%(h)	0.55	%(h)	0.56	%(h)

Total expenses after fees waived and/or reimbursed	0.54	%(e)(f)	0.54	%(g)	0.55	%(h)	0.56	%(h)	0.55	%(h)	0.56	%(h)

Net investment income	1.08	%(e)(f)	1.51	%(g)	2.18	%(h)	2.01	%(h)	1.64	%(h)	1.73	%(h)

Supplemental Data
Net assets, end of period (000)	$55,554		$58,905		$73,530		$59,749		$90,086		$141,217

Portfolio turnover rate	4	%(i)	38	%(j)	32	%(k)	29	%(k)	21	%(k)	61	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.12%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.17% and 0.12%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.41%	0.39%	0.39%	0.37%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.09		$13.02		$11.39		$13.72		$13.33		$12.78

Net investment income(a)	0.06		0.16		0.24		0.25		0.20		0.20
Net realized and unrealized gain (loss)	1.06		1.45		2.22		(1.00)		2.06		0.68

Net increase (decrease) from investment operations	1.12		1.61		2.46		(0.75)		2.26		0.88

Distributions(b)
From net investment income		(0.15)	(0.20)		(0.27)		(0.28)		(0.22)		(0.22)
From net realized gain		(0.49)	(0.34)		(0.56)		(1.30)		(1.65)		(0.11)

Total distributions		(0.64)	(0.54)		(0.83)		(1.58)		(1.87)		(0.33)

Net asset value, end of period	$14.57		$14.09		$13.02		$11.39		$13.72		$13.33

Total Return(c)
Based on net asset value	7.98	%(d)	12.79%		21.72%		(5.69)%		17.43%		6.93%

Ratios to Average Net Assets
Total expenses	1.05	%(e)(f)	1.00	%(g)	0.81	%(h)	0.81	%(h)	0.80	%(h)	0.81	%(h)

Total expenses after fees waived and/or reimbursed	0.79	%(e)(f)	0.79	%(g)	0.80	%(h)	0.81	%(h)	0.80	%(h)	0.81	%(h)

Net investment income	0.84	%(e)(f)	1.24	%(g)	1.89	%(h)	1.80	%(h)	1.44	%(h)	1.53	%(h)

Supplemental Data
Net assets, end of period (000)	$184,712		$183,497		$212,100		$212,050		$265,932		$271,354

Portfolio turnover rate	4	%(i)	38	%(j)	32	%(k)	29	%(k)	21	%(k)	61	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.12%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.17% and 0.12%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.41%	0.39%	0.39%	0.37%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

104	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.47		$13.34		$11.65		$14.01		$13.58		$13.01

Net investment income(a)	—	(b)	0.06		0.14		0.15		0.10		0.10
Net realized and unrealized gain (loss)	1.08		1.50		2.27		(1.04)		2.08		0.69

Net increase (decrease) from investment operations	1.08		1.56		2.41		(0.89)		2.18		0.79

Distributions(c)
From net investment income		(0.08)	(0.09)		(0.16)		(0.17)		(0.10)		(0.11)
From net realized gain		(0.49)	(0.34)		(0.56)		(1.30)		(1.65)		(0.11)

Total distributions		(0.57)	(0.43)		(0.72)		(1.47)		(1.75)		(0.22)

Net asset value, end of period	$14.98		$14.47		$13.34		$11.65		$14.01		$13.58

Total Return(d)
Based on net asset value	7.53	%(e)	12.00%		20.76%		(6.53)%		16.48%		6.12%

Ratios to Average Net Assets
Total expenses	1.80	%(f)(g)	1.76	%(h)	1.61	%(i)	1.61	%(i)	1.60	%(i)	1.61	%(i)

Total expenses after fees waived and/or reimbursed.	1.54	%(f)(g)	1.55	%(h)	1.60	%(i)	1.61	%(i)	1.60	%(i)	1.61	%(i)

Net investment income	0.07	%(f)(g)	0.44	%(h)	1.08	%(i)	1.05	%(i)	0.67	%(i)	0.74	%(i)

Supplemental Data
Net assets, end of period (000)	$2,624		$2,925		$3,746		$4,117		$3,888		$3,217

Portfolio turnover rate	4	%(j)	38	%(k)	32	%(l)	29	%(l)	21	%(l)	61	%(l)

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.12%
Investments in underlying funds	0.13%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.17% and 0.12%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.41%	0.39%	0.39%	0.37%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.77		$13.62		$11.88		$14.24		$13.77		$13.19

Net investment income(a)	0.10		0.23		0.34		0.32		0.28		0.28
Net realized and unrealized gain (loss)	1.10		1.52		2.29		(1.04)		2.12		0.69

Net increase (decrease) from investment operations	1.20		1.75		2.63		(0.72)		2.40		0.97

Distributions(b)
From net investment income		(0.18)	(0.26)		(0.33)		(0.34)		(0.28)		(0.28)
From net realized gain		(0.49)	(0.34)		(0.56)		(1.30)		(1.65)		(0.11)

Total distributions		(0.67)	(0.60)		(0.89)		(1.64)		(1.93)		(0.39)

Net asset value, end of period	$15.30		$14.77		$13.62		$11.88		$14.24		$13.77

Total Return(c)
Based on net asset value	8.20	%(d)	13.36%		22.27%		(5.28)%		17.96%		7.42%

Ratios to Average Net Assets
Total expenses	0.55	%(e)(f)	0.51	%(g)	0.36	%(h)	0.36	%(h)	0.35	%(h)	0.36	%(h)

Total expenses after fees waived and/or reimbursed	0.29	%(e)(f)	0.30	%(g)	0.36	%(h)	0.36	%(h)	0.35	%(h)	0.36	%(h)

Net investment income	1.36	%(e)(f)	1.73	%(g)	2.52	%(h)	2.27	%(h)	1.91	%(h)	2.04	%(h)

Supplemental Data
Net assets, end of period (000)	$95,994		$77,510		$56,168		$28,121		$33,881		$29,419

Portfolio turnover rate	4	%(i)	38	%(j)	32	%(k)	29	%(k)	21	%(k)	61	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.12%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.17% and 0.12%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.41%	0.39%	0.39%	0.37%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

106	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.59		$13.46		$11.76		$14.12		$13.67		$13.09

Net investment income(a)	0.05		0.14		0.24		0.24		0.18		0.17
Net realized and unrealized gain (loss)	1.09		1.50		2.27		(1.05)		2.10		0.71

Net increase (decrease) from investment operations	1.14		1.64		2.51		(0.81)		2.28		0.88

Distributions(b)
From net investment income		(0.13)	(0.17)		(0.25)		(0.25)		(0.18)		(0.19)
From net realized gain		(0.49)	(0.34)		(0.56)		(1.30)		(1.65)		(0.11)

Total distributions		(0.62)	(0.51)		(0.81)		(1.55)		(1.83)		(0.30)

Net asset value, end of period	$15.11		$14.59		$13.46		$11.76		$14.12		$13.67

Total Return(c)
Based on net asset value	7.87	%(d)	12.58%		21.44%		(5.92)%		17.16%		6.74%

Ratios to Average Net Assets
Total expenses	1.25	%(e)(f)	1.20	%(g)	1.01	%(h)	1.01	%(h)	1.00	%(h)	1.01	%(h)

Total expenses after fees waived and/or reimbursed	0.99	%(e)(f)	0.99	%(g)	1.01	%(h)	1.01	%(h)	0.99	%(h)	1.01	%(h)

Net investment income	0.68	%(e)(f)	1.10	%(g)	1.78	%(h)	1.70	%(h)	1.21	%(h)	1.30	%(h)

Supplemental Data
Net assets, end of period (000)	$5,427		$4,434		$4,646		$2,575		$2,169		$2,751

Portfolio turnover rate	4	%(i)	38	%(j)	32	%(k)	29	%(k)	21	%(k)	61	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.12%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.17% and 0.12%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.41%	0.39%	0.39%	0.37%
Investments in underlying funds	0.10%	0.14%	0.14%	0.12%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.92		$14.34		$12.21		$14.48		$13.28		$12.58

Net investment income(a)	0.08		0.22		0.30		0.25		0.22		0.23
Net realized and unrealized gain (loss)	1.46		1.71		2.58		(1.15)		2.34		0.72

Net increase (decrease) from investment operations	1.54		1.93		2.88		(0.90)		2.56		0.95

Distributions(b)
From net investment income		(0.16)	(0.23)		(0.30)		(0.27)		(0.26)		(0.25)
From net realized gain		(0.14)	(0.12)		(0.45)		(1.10)		(1.10)		—

Total distributions		(0.30)	(0.35)		(0.75)		(1.37)		(1.36)		(0.25)

Net asset value, end of period	$17.16		$15.92		$14.34		$12.21		$14.48		$13.28

Total Return(c)
Based on net asset value	9.74	%(d)	13.82%		23.66%		(6.42)%		19.51%		7.61%

Ratios to Average Net Assets
Total expenses	0.83	%(e)(f)	0.80	%(g)	0.57	%(h)	0.57	%(h)	0.56	%(h)	0.57	%(h)

Total expenses after fees waived and/or reimbursed	0.53	%(e)(f)	0.54	%(g)	0.55	%(h)	0.55	%(h)	0.53	%(h)	0.55	%(h)

Net investment income	1.00	%(e)(f)	1.55	%(g)	2.20	%(h)	1.71	%(h)	1.54	%(h)	1.77	%(h)

Supplemental Data
Net assets, end of period (000)	$13,437		$11,677		$4,004		$2,231		$10,965		$19,650

Portfolio turnover rate	—	%(i)(j)	29	%(k)	42	%(l)	40	%(l)	35	%(l)	76	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.13%
Investments in underlying funds	0.14%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.18% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.43%	0.44%	0.41%
Investments in underlying funds	0.12%	0.12%	0.16%	0.13%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

108	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.85		$14.27		$12.15		$14.46		$13.26		$12.56

Net investment income(a)	0.06		0.16		0.25		0.25		0.20		0.19
Net realized and unrealized gain (loss)	1.45		1.73		2.58		(1.19)		2.33		0.73

Net increase (decrease) from investment operations	1.51		1.89		2.83		(0.94)		2.53		0.92

Distributions(b)
From net investment income		(0.14)	(0.19)		(0.26)		(0.27)		(0.23)		(0.22)
From net realized gain		(0.14)	(0.12)		(0.45)		(1.10)		(1.10)		—

Total distributions		(0.28)	(0.31)		(0.71)		(1.37)		(1.33)		(0.22)

Net asset value, end of period	$17.08		$15.85		$14.27		$12.15		$14.46		$13.26

Total Return(c)
Based on net asset value	9.58	%(d)	13.55%		23.37%		(6.69)%		19.29%		7.37%

Ratios to Average Net Assets
Total expenses	1.08	%(e)(f)	1.03	%(g)	0.82	%(h)	0.82	%(h)	0.81	%(h)	0.82	%(h)

Total expenses after fees waived and/or reimbursed	0.78	%(e)(f)	0.79	%(g)	0.80	%(h)	0.80	%(h)	0.79	%(h)	0.80	%(h)

Net investment income	0.73	%(e)(f)	1.18	%(g)	1.85	%(h)	1.75	%(h)	1.38	%(h)	1.52	%(h)

Supplemental Data
Net assets, end of period (000)	$27,338		$28,189		$28,656		$27,982		$32,083		$29,768

Portfolio turnover rate	—	%(i)(j)	29	%(k)	42	%(l)	40	%(l)	35	%(l)	76	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.13%
Investments in underlying funds	0.14%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.18% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.43%	0.44%	0.41%
Investments in underlying funds	0.12%	0.12%	0.16%	0.13%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.67		$14.11		$12.02		$14.33		$13.15		$12.47

Net investment income(a)	—		0.06		0.14		0.14		0.08		0.09
Net realized and unrealized gain (loss)	1.43		1.70		2.56		(1.19)		2.32		0.71

Net increase (decrease) from investment operations	1.43		1.76		2.70		(1.05)		2.40		0.80

Distributions(b)
From net investment income		(0.08)	(0.08)		(0.16)		(0.16)		(0.12)		(0.12)
From net realized gain		(0.14)	(0.12)		(0.45)		(1.10)		(1.10)		—

Total distributions		(0.22)	(0.20)		(0.61)		(1.26)		(1.22)		(0.12)

Net asset value, end of period	$16.88		$15.67		$14.11		$12.02		$14.33		$13.15

Total Return(c)
Based on net asset value	9.18	%(d)	12.68%		22.43%		(7.47)%		18.41%		6.42%

Ratios to Average Net Assets
Total expenses	1.83	%(e)(f)	1.79	%(g)	1.62	%(h)	1.62	%(h)	1.61	%(h)	1.62	%(h)

Total expenses after fees waived and/or reimbursed	1.53	%(e)(f)	1.55	%(g)	1.60	%(h)	1.60	%(h)	1.59	%(h)	1.60	%(h)

Net investment income (loss)	(0.01	)%(e)(f)	0.42	%(g)	1.07	%(h)	0.99	%(h)	0.60	%(h)	0.74	%(h)

Supplemental Data
Net assets, end of period (000)	$3,453		$3,123		$3,173		$2,609		$2,436		$2,112

Portfolio turnover rate	—	%(i)(j)	29	%(k)	42	%(l)	40	%(l)	35	%(l)	76	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.13%
Investments in underlying funds	0.14%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.18% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.43%	0.44%	0.41%
Investments in underlying funds	0.12%	0.12%	0.16%	0.13%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

110	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.15		$14.53		$12.36		$14.68		$13.45		$12.74

Net investment income(a)	0.11		0.25		0.37		0.33		0.28		0.27
Net realized and unrealized gain (loss)	1.47		1.74		2.58		(1.22)		2.34		0.72

Net increase (decrease) from investment operations	1.58		1.99		2.95		(0.89)		2.62		0.99

Distributions(b)
From net investment income		(0.18)	(0.25)		(0.33)		(0.33)		(0.29)		(0.28)
From net realized gain		(0.14)	(0.12)		(0.45)		(1.10)		(1.10)		—

Total distributions		(0.32)	(0.37)		(0.78)		(1.43)		(1.39)		(0.28)

Net asset value, end of period	$17.41		$16.15		$14.53		$12.36		$14.68		$13.45

Total Return(c)
Based on net asset value	9.85	%(d)	14.14%		23.92%		(6.23)%		19.76%		7.82%

Ratios to Average Net Assets
Total expenses	0.58	%(e)(f)	0.54	%(g)	0.36	%(h)	0.37	%(h)	0.36	%(h)	0.36	%(h)

Total expenses after fees waived and/or reimbursed	0.28	%(e)(f)	0.30	%(g)	0.35	%(h)	0.35	%(h)	0.33	%(h)	0.35	%(h)

Net investment income	1.26	%(e)(f)	1.77	%(g)	2.63	%(h)	2.25	%(h)	1.92	%(h)	2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$89,165		$67,968		$27,720		$6,627		$5,882		$2,702

Portfolio turnover rate	—	%(i)(j)	29	%(k)	42	%(l)	40	%(l)	35	%(l)	76	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.13%
Investments in underlying funds	0.14%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.18% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.43%	0.44%	0.41%
Investments in underlying funds	0.12%	0.12%	0.16%	0.13%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.85		$14.26		$12.15		$14.46		$13.26		$12.58

Net investment income(a)	0.05		0.13		0.24		0.22		0.17		0.18
Net realized and unrealized gain (loss)	1.44		1.73		2.57		(1.19)		2.33		0.71

Net increase (decrease) from investment operations	1.49		1.86		2.81		(0.97)		2.50		0.89

Distributions(b)
From net investment income		(0.13)	(0.15)		(0.25)		(0.24)		(0.20)		(0.21)
From net realized gain		(0.14)	(0.12)		(0.45)		(1.10)		(1.10)		—

Total distributions		(0.27)	(0.27)		(0.70)		(1.34)		(1.30)		(0.21)

Net asset value, end of period	$17.07		$15.85		$14.26		$12.15		$14.46		$13.26

Total Return(c)
Based on net asset value	9.43	%(d)	13.33%		23.15%		(6.87)%		19.08%		7.10%

Ratios to Average Net Assets
Total expenses	1.28	%(e)(f)	1.21	%(g)	1.02	%(h)	1.02	%(h)	1.01	%(h)	1.02	%(h)

Total expenses after fees waived and/or reimbursed	0.98	%(e)(f)	0.99	%(g)	1.00	%(h)	1.00	%(h)	0.99	%(h)	1.00	%(h)

Net investment income	0.55	%(e)(f)	0.91	%(g)	1.71	%(h)	1.55	%(h)	1.19	%(h)	1.41	%(h)

Supplemental Data
Net assets, end of period (000)	$3,047		$2,620		$5,541		$3,131		$3,782		$3,078

Portfolio turnover rate	—	%(i)(j)	29	%(k)	42	%(l)	40	%(l)	35	%(l)	76	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.13%
Investments in underlying funds	0.14%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.18% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.43%	0.44%	0.41%
Investments in underlying funds	0.12%	0.12%	0.16%	0.13%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

112	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.74		$17.22		$14.62		$18.04		$17.15		$16.24

Net investment income(a)	0.09		0.23		0.35		0.34		0.29		0.29
Net realized and unrealized gain (loss)	2.03		2.09		3.39		(1.65)		3.27		1.00

Net increase (decrease) from investment operations	2.12		2.32		3.74		(1.31)		3.56		1.29

Distributions(b)
From net investment income		(0.21)	(0.24)		(0.37)		(0.33)		(0.36)		(0.32)
From net realized gain		(0.71)	(0.56)		(0.77)		(1.78)		(2.31)		(0.06)

Total distributions		(0.92)	(0.80)		(1.14)		(2.11)		(2.67)		(0.38)

Net asset value, end of period	$19.94		$18.74		$17.22		$14.62		$18.04		$17.15

Total Return(c)
Based on net asset value	11.37	%(d)	13.98%		25.72%		(7.49)%		21.44%		7.97%

Ratios to Average Net Assets
Total expenses	0.83	%(e)(f)	0.77	%(g)	0.55	%(h)	0.55	%(h)	0.54	%(h)	0.54	%(h)

Total expenses after fees waived and/or reimbursed	0.53	%(e)(f)	0.53	%(g)	0.55	%(h)	0.55	%(h)	0.54	%(h)	0.54	%(h)

Net investment income	0.94	%(e)(f)	1.41	%(g)	2.10	%(h)	1.87	%(h)	1.57	%(h)	1.74	%(h)

Supplemental Data
Net assets, end of period (000)	$57,364		$59,328		$60,508		$48,056		$67,358		$121,623

Portfolio turnover rate	4	%(i)	39	%(j)	35	%(k)	39	%(k)	30	%(k)	77	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.15%
Investments in underlying funds	0.15%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.19% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.42%	0.40%	0.41%	0.38%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.71		$15.44		$13.22		$16.53		$15.91		$15.10

Net investment income(a)	0.06		0.17		0.27		0.27		0.24		0.24
Net realized and unrealized gain (loss)	1.81		1.87		3.06		(1.50)		3.01		0.92

Net increase (decrease) from investment operations	1.87		2.04		3.33		(1.23)		3.25		1.16

Distributions(b)
From net investment income		(0.19)	(0.21)		(0.34)		(0.30)		(0.32)		(0.29)
From net realized gain		(0.71)	(0.56)		(0.77)		(1.78)		(2.31)		(0.06)

Total distributions		(0.90)	(0.77)		(1.11)		(2.08)		(2.63)		(0.35)

Net asset value, end of period	$17.68		$16.71		$15.44		$13.22		$16.53		$15.91

Total Return(c)
Based on net asset value	11.26	%(d)	13.72%		25.29%		(7.70)%		21.17%		7.69%

Ratios to Average Net Assets
Total expenses	1.08	%(e)(f)	1.02	%(g)	0.80	%(h)	0.80	%(h)	0.79	%(h)	0.79	%(h)

Total expenses after fees waived and/or reimbursed	0.78	%(e)(f)	0.78	%(g)	0.80	%(h)	0.80	%(h)	0.79	%(h)	0.79	%(h)

Net investment income	0.69	%(e)(f)	1.14	%(g)	1.81	%(h)	1.66	%(h)	1.41	%(h)	1.55	%(h)

Supplemental Data
Net assets, end of period (000)	$158,595		$157,613		$173,103		$168,678		$204,321		$201,118

Portfolio turnover rate	4	%(i)	39	%(j)	35	%(k)	39	%(k)	30	%(k)	77	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.15%
Investments in underlying funds	0.15%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.19% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.42%	0.40%	0.41%	0.38%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

114	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.38		$16.89		$14.37		$17.77		$16.93		$16.05

Net investment income (loss)(a)		(0.01)	0.05		0.17		0.15		0.11		0.13
Net realized and unrealized gain (loss)	2.00		2.06		3.32		(1.62)		3.21		0.96

Net increase (decrease) from investment operations	1.99		2.11		3.49		(1.47)		3.32		1.09

Distributions(b)
From net investment income		(0.12)	(0.06)		(0.20)		(0.15)		(0.17)		(0.15)
From net realized gain		(0.71)	(0.56)		(0.77)		(1.78)		(2.31)		(0.06)

Total distributions		(0.83)	(0.62)		(0.97)		(1.93)		(2.48)		(0.21)

Net asset value, end of period	$19.54		$18.38		$16.89		$14.37		$17.77		$16.93

Total Return(c)
Based on net asset value	10.85	%(d)	12.80%		24.35%		(8.47)%		20.21%		6.82%

Ratios to Average Net Assets
Total expenses	1.83	%(e)(f)	1.77	%(g)	1.60	%(h)	1.60	%(h)	1.59	%(h)	1.60	%(h)

Total expenses after fees waived and/or reimbursed	1.53	%(e)(f)	1.55	%(g)	1.60	%(h)	1.60	%(h)	1.59	%(h)	1.59	%(h)

Net investment income (loss)	(0.06	)%(e)(f)	0.32	%(g)	1.05	%(h)	0.86	%(h)	0.62	%(h)	0.78	%(h)

Supplemental Data
Net assets, end of period (000)	$2,371		$2,325		$3,276		$2,541		$3,017		$2,567

Portfolio turnover rate	4	%(i)	39	%(j)	35	%(k)	39	%(k)	30	%(k)	77	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.15%
Investments in underlying funds	0.15%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.19% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.42%	0.40%	0.41%	0.38%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.85		$17.32		$14.70		$18.13		$17.23		$16.32

Net investment income(a)	0.12		0.26		0.41		0.38		0.35		0.34
Net realized and unrealized gain (loss)	2.05		2.11		3.38		(1.66)		3.26		0.99

Net increase (decrease) from investment operations	2.17		2.37		3.79		(1.28)		3.61		1.33

Distributions(b)
From net investment income		(0.24)	(0.28)		(0.40)		(0.37)		(0.40)		(0.36)
From net realized gain		(0.71)	(0.56)		(0.77)		(1.78)		(2.31)		(0.06)

Total distributions		(0.95)	(0.84)		(1.17)		(2.15)		(2.71)		(0.42)

Net asset value, end of period	$20.07		$18.85		$17.32		$14.70		$18.13		$17.23

Total Return(c)
Based on net asset value	11.55	%(d)	14.23%		25.96%		(7.31)%		21.66%		8.19%

Ratios to Average Net Assets
Total expenses	0.58	%(e)(f)	0.53	%(g)	0.35	%(h)	0.35	%(h)	0.34	%(h)	0.34	%(h)

Total expenses after fees waived and/or reimbursed	0.28	%(e)(f)	0.29	%(g)	0.35	%(h)	0.35	%(h)	0.34	%(h)	0.34	%(h)

Net investment income	1.22	%(e)(f)	1.58	%(g)	2.42	%(h)	2.09	%(h)	1.87	%(h)	2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$76,540		$57,407		$47,987		$28,294		$40,407		$33,644

Portfolio turnover rate	4	%(i)	39	%(j)	35	%(k)	39	%(k)	30	%(k)	77	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.15%
Investments in underlying funds	0.15%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.19% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.42%	0.40%	0.41%	0.38%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

116	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.51		$17.02		$14.48		$17.89		$17.04		$16.15

Net investment income(a)	0.05		0.16		0.28		0.25		0.22		0.23
Net realized and unrealized gain (loss)	2.00		2.06		3.34		(1.63)		3.22		0.98

Net increase (decrease) from investment operations	2.05		2.22		3.62		(1.38)		3.44		1.21

Distributions(b)
From net investment income		(0.17)	(0.17)		(0.31)		(0.25)		(0.28)		(0.26)
From net realized gain		(0.71)	(0.56)		(0.77)		(1.78)		(2.31)		(0.06)

Total distributions		(0.88)	(0.73)		(1.08)		(2.03)		(2.59)		(0.32)

Net asset value, end of period	$19.68		$18.51		$17.02		$14.48		$17.89		$17.04

Total Return(c)
Based on net asset value	11.12	%(d)	13.45%		25.10%		(7.92)%		20.86%		7.50%

Ratios to Average Net Assets
Total expenses	1.28	%(e)(f)	1.21	%(g)	1.01	%(h)	1.00	%(h)	0.99	%(h)	1.00	%(h)

Total expenses after fees waived and/or reimbursed	0.98	%(e)(f)	0.98	%(g)	1.00	%(h)	1.00	%(h)	0.99	%(h)	0.99	%(h)

Net investment income	0.51	%(e)(f)	0.96	%(g)	1.70	%(h)	1.41	%(h)	1.22	%(h)	1.40	%(h)

Supplemental Data
Net assets, end of period (000)	$4,655		$3,946		$4,005		$2,078		$3,132		$2,190

Portfolio turnover rate	4	%(i)	39	%(j)	35	%(k)	39	%(k)	30	%(k)	77	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.15%
Investments in underlying funds	0.15%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.19% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.42%	0.40%	0.41%	0.38%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.06		$15.31		$12.75		$15.41		$13.88		$13.10

Net investment income(a)	0.08		0.21		0.31		0.26		0.23		0.23
Net realized and unrealized gain (loss)	2.04		1.91		3.04		(1.47)		2.83		0.83

Net increase (decrease) from investment operations	2.12		2.12		3.35		(1.21)		3.06		1.06

Distributions(b)
From net investment income		(0.18)	(0.22)		(0.31)		(0.29)		(0.29)		(0.28)
From net realized gain		(0.03)	(0.15)		(0.48)		(1.16)		(1.24)		—

Total distributions		(0.21)	(0.37)		(0.79)		(1.45)		(1.53)		(0.28)

Net asset value, end of period	$18.97		$17.06		$15.31		$12.75		$15.41		$13.88

Total Return(c)
Based on net asset value	12.48	%(d)	14.31%		26.38%		(8.18)%		22.29%		8.14%

Ratios to Average Net Assets
Total expenses	0.86	%(e)(f)	0.82	%(g)	0.58	%(h)	0.58	%(h)	0.56	%(h)	0.56	%(h)

Total expenses after fees waived and/or reimbursed	0.53	%(e)(f)	0.53	%(g)	0.56	%(h)	0.55	%(h)	0.53	%(h)	0.53	%(h)

Net investment income	0.86	%(e)(f)	1.43	%(g)	2.13	%(h)	1.68	%(h)	1.54	%(h)	1.76	%(h)

Supplemental Data
Net assets, end of period (000)	$8,981		$7,491		$4,656		$2,967		$8,267		$14,864

Portfolio turnover rate	—	%(i)(j)	26	%(k)	49	%(l)	47	%(l)	46	%(l)	75	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.16%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.49%	0.46%	0.47%	0.44%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

118	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.02		$15.27		$12.72		$15.40		$13.87		$13.09

Net investment income(a)	0.05		0.16		0.26		0.24		0.21		0.20
Net realized and unrealized gain (loss)	2.05		1.92		3.05		(1.50)		2.82		0.83

Net increase (decrease) from investment operations	2.10		2.08		3.31		(1.26)		3.03		1.03

Distributions(b)
From net investment income		(0.16)	(0.18)		(0.28)		(0.26)		(0.26)		(0.25)
From net realized gain		(0.03)	(0.15)		(0.48)		(1.16)		(1.24)		—

Total distributions		(0.19)	(0.33)		(0.76)		(1.42)		(1.50)		(0.25)

Net asset value, end of period	$18.93		$17.02		$15.27		$12.72		$15.40		$13.87

Total Return(c)
Based on net asset value	12.38	%(d)	14.03%		26.05%		(8.44)%		22.05%		7.90%

Ratios to Average Net Assets
Total expenses	1.11	%(e)(f)	1.05	%(g)	0.84	%(h)	0.83	%(h)	0.82	%(h)	0.81	%(h)

Total expenses after fees waived and/or reimbursed	0.78	%(e)(f)	0.79	%(g)	0.81	%(h)	0.80	%(h)	0.78	%(h)	0.78	%(h)

Net investment income	0.61	%(e)(f)	1.12	%(g)	1.82	%(h)	1.56	%(h)	1.38	%(h)	1.52	%(h)

Supplemental Data
Net assets, end of period (000)	$19,945		$17,996		$18,811		$17,742		$20,152		$17,206

Portfolio turnover rate	—	%(i)(j)	26	%(k)	49	%(l)	47	%(l)	46	%(l)	75	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.16%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.49%	0.46%	0.47%	0.44%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.78		$15.04		$12.54		$15.20		$13.71		$12.94

Net investment income (loss)(a)		(0.01)	0.04		0.15		0.12		0.08		0.09
Net realized and unrealized gain (loss)	2.00		1.90		2.99		(1.47)		2.79		0.82

Net increase (decrease) from investment operations	1.99		1.94		3.14		(1.35)		2.87		0.91

Distributions(b)
From net investment income		(0.09)	(0.05)		(0.16)		(0.15)		(0.14)		(0.14)
From net realized gain		(0.03)	(0.15)		(0.48)		(1.16)		(1.24)		—

Total distributions		(0.12)	(0.20)		(0.64)		(1.31)		(1.38)		(0.14)

Net asset value, end of period	$18.65		$16.78		$15.04		$12.54		$15.20		$13.71

Total Return(c)
Based on net asset value	11.93	%(d)	13.16%		25.07%		(9.13)%		21.10%		7.04%

Ratios to Average Net Assets
Total expenses	1.86	%(e)(f)	1.81	%(g)	1.64	%(h)	1.63	%(h)	1.62	%(h)	1.61	%(h)

Total expenses after fees waived and/or reimbursed	1.53	%(e)(f)	1.55	%(g)	1.61	%(h)	1.60	%(h)	1.58	%(h)	1.58	%(h)

Net investment income (loss)	(0.14	)%(e)(f)	0.29	%(g)	1.04	%(h)	0.78	%(h)	0.56	%(h)	0.70	%(h)

Supplemental Data
Net assets, end of period (000)	$1,284		$1,129		$1,732		$1,535		$1,375		$1,247

Portfolio turnover rate	—	%(i)(j)	26	%(k)	49	%(l)	47	%(l)	46	%(l)	75	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.16%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.49%	0.46%	0.47%	0.44%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

120	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.25		$15.48		$12.88		$15.57		$14.01		$13.22

Net investment income(a)	0.10		0.26		0.39		0.32		0.29		0.27
Net realized and unrealized gain (loss)	2.07		1.91		3.03		(1.52)		2.84		0.83

Net increase (decrease) from investment operations	2.17		2.17		3.42		(1.20)		3.13		1.10

Distributions(b)
From net investment income		(0.20)	(0.25)		(0.34)		(0.33)		(0.33)		(0.31)
From net realized gain		(0.03)	(0.15)		(0.48)		(1.16)		(1.24)		—

Total distributions		(0.23)	(0.40)		(0.82)		(1.49)		(1.57)		(0.31)

Net asset value, end of period	$19.19		$17.25		$15.48		$12.88		$15.57		$14.01

Total Return(c)
Based on net asset value	12.64	%(d)	14.54%		26.67%		(7.99)%		22.58%		8.38%

Ratios to Average Net Assets
Total expenses	0.61	%(e)(f)	0.57	%(g)	0.37	%(h)	0.38	%(h)	0.37	%(h)	0.36	%(h)

Total expenses after fees waived and/or reimbursed	0.28	%(e)(f)	0.29	%(g)	0.34	%(h)	0.35	%(h)	0.33	%(h)	0.33	%(h)

Net investment income	1.11	%(e)(f)	1.73	%(g)	2.60	%(h)	2.04	%(h)	1.90	%(h)	2.02	%(h)

Supplemental Data
Net assets, end of period (000)	$74,944		$56,683		$20,936		$4,471		$3,385		$1,271

Portfolio turnover rate	—	%(i)(j)	26	%(k)	49	%(l)	47	%(l)	46	%(l)	75	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.16%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.49%	0.46%	0.47%	0.44%
Investments in underlying funds.	0.12%	0.12%	0.17%	0.15%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.97		$15.23		$12.69		$15.37		$13.85		$13.09

Net investment income(a)	0.04		0.13		0.24		0.21		0.19		0.19
Net realized and unrealized gain (loss)	2.03		1.90		3.03		(1.49)		2.80		0.80

Net increase (decrease) from investment operations	2.07		2.03		3.27		(1.28)		2.99		0.99

Distributions(b)
From net investment income		(0.14)	(0.14)		(0.25)		(0.24)		(0.23)		(0.23)
From net realized gain		(0.03)	(0.15)		(0.48)		(1.16)		(1.24)		—

Total distributions		(0.17)	(0.29)		(0.73)		(1.40)		(1.47)		(0.23)

Net asset value, end of period	$18.87		$16.97		$15.23		$12.69		$15.37		$13.85

Total Return(c)
Based on net asset value	12.26	%(d)	13.73%		25.83%		(8.63)%		21.81%		7.64%

Ratios to Average Net Assets
Total expenses	1.31	%(e)(f)	1.24	%(g)	1.04	%(h)	1.03	%(h)	1.02	%(h)	1.01	%(h)

Total expenses after fees waived and/or reimbursed	0.98	%(e)(f)	0.99	%(g)	1.01	%(h)	1.00	%(h)	0.98	%(h)	0.99	%(h)

Net investment income	0.41	%(e)(f)	0.87	%(g)	1.65	%(h)	1.38	%(h)	1.24	%(h)	1.39	%(h)

Supplemental Data
Net assets, end of period (000)	$3,064		$2,454		$4,104		$3,196		$3,039		$1,780

Portfolio turnover rate	—	%(i)(j)	26	%(k)	49	%(l)	47	%(l)	46	%(l)	75	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.16%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.49%	0.46%	0.47%	0.44%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%

(i)	Rounds to less than 1%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

122	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$22.78		$20.39		$17.13		$21.54		$18.58		$17.53

Net investment income(a)	0.10		0.24		0.41		0.36		0.33		0.31
Net realized and unrealized gain (loss)	2.82		2.67		4.09		(2.07)		3.89		1.12

Net increase (decrease) from investment operations	2.92		2.91		4.50		(1.71)		4.22		1.43

Distributions(b)
From net investment income		(0.25)	(0.26)		(0.42)		(0.42)		(0.40)		(0.38)
From net realized gain		(0.45)	(0.26)		(0.82)		(2.28)		(0.86)		—

Total distributions		(0.70)	(0.52)		(1.24)		(2.70)		(1.26)		(0.38)

Net asset value, end of period	$25.00		$22.78		$20.39		$17.13		$21.54		$18.58

Total Return(c)
Based on net asset value	12.89	%(d)	14.80%		26.38%		(8.27)%		22.85%		8.19%

Ratios to Average Net Assets
Total expenses	0.86	%(e)(f)	0.79	%(g)	0.56	%(h)	0.56	%(h)	0.54	%(h)	0.55	%(h)

Total expenses after fees waived and/or reimbursed	0.56	%(e)(f)	0.54	%(g)	0.55	%(h)	0.55	%(h)	0.53	%(h)	0.54	%(h)

Net investment income	0.81	%(e)(f)	1.24	%(g)	2.07	%(h)	1.68	%(h)	1.59	%(h)	1.71	%(h)

Supplemental Data
Net assets, end of period (000)	$22,420		$19,215		$16,870		$11,376		$18,804		$31,857

Portfolio turnover rate	1	%(i)	31	%(j)	42	%(k)	43	%(k)	35	%(k)	70	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.42%	0.42%	0.40%
Investments in underlying funds	0.12%	0.12%	0.16%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$22.69		$20.31		$17.06		$21.47		$18.54		$17.49

Net investment income(a)	0.07		0.19		0.34		0.31		0.29		0.27
Net realized and unrealized gain (loss)	2.81		2.66		4.10		(2.07)		3.86		1.11

Net increase (decrease) from investment operations	2.88		2.85		4.44		(1.76)		4.15		1.38

Distributions(b)
From net investment income		(0.22)	(0.21)		(0.37)		(0.37)		(0.36)		(0.33)
From net realized gain		(0.45)	(0.26)		(0.82)		(2.28)		(0.86)		—

Total distributions		(0.67)	(0.47)		(1.19)		(2.65)		(1.22)		(0.33)

Net asset value, end of period	$24.90		$22.69		$20.31		$17.06		$21.47		$18.54

Total Return(c)
Based on net asset value	12.76	%(d)	14.50%		26.11%		(8.51)%		22.48%		7.95%

Ratios to Average Net Assets
Total expenses	1.11	%(e)(f)	1.04	%(g)	0.81	%(h)	0.81	%(h)	0.79	%(h)	0.80	%(h)

Total expenses after fees waived and/or reimbursed	0.81	%(e)(f)	0.79	%(g)	0.80	%(h)	0.80	%(h)	0.78	%(h)	0.79	%(h)

Net investment income	0.56	%(e)(f)	0.96	%(g)	1.76	%(h)	1.47	%(h)	1.43	%(h)	1.51	%(h)

Supplemental Data
Net assets, end of period (000)	$78,135		$73,608		$75,986		$70,181		$82,949		$69,168

Portfolio turnover rate	1	%(i)	31	%(j)	42	%(k)	43	%(k)	35	%(k)	70	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.42%	0.42%	0.40%
Investments in underlying funds	0.12%	0.12%	0.16%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

124	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$22.36		$20.02		$16.86		$21.26		$18.38		$17.35

Net investment income (loss)(a)		(0.02)	0.04		0.20		0.14		0.14		0.13
Net realized and unrealized gain (loss)	2.77		2.62		4.02		(2.05)		3.81		1.09

Net increase (decrease) from investment operations	2.75		2.66		4.22		(1.91)		3.95		1.22

Distributions(b)
From net investment income		(0.14)	(0.06)		(0.24)		(0.21)		(0.21)		(0.19)
From net realized gain		(0.45)	(0.26)		(0.82)		(2.28)		(0.86)		—

Total distributions		(0.59)	(0.32)		(1.06)		(2.49)		(1.07)		(0.19)

Net asset value, end of period	$24.52		$22.36		$20.02		$16.86		$21.26		$18.38

Total Return(c)
Based on net asset value	12.36	%(d)	13.60%		25.10%		(9.25)%		21.53%		7.08%

Ratios to Average Net Assets
Total expenses	1.86	%(e)(f)	1.80	%(g)	1.61	%(h)	1.61	%(h)	1.59	%(h)	1.60	%(h)

Total expenses after fees waived and/or reimbursed	1.56	%(e)(f)	1.55	%(g)	1.60	%(h)	1.60	%(h)	1.58	%(h)	1.59	%(h)

Net investment income (loss)	(0.18	)%(e)(f)	0.19	%(g)	1.01	%(h)	0.68	%(h)	0.66	%(h)	0.72	%(h)

Supplemental Data
Net assets, end of period (000)	$1,818		$1,477		$1,774		$1,299		$1,211		$744

Portfolio turnover rate	1	%(i)	31	%(j)	42	%(k)	43	%(k)	35	%(k)	70	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.42%	0.42%	0.40%
Investments in underlying funds	0.12%	0.12%	0.16%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$22.86		$20.46		$17.18		$21.59		$18.63		$17.58

Net investment income(a)	0.13		0.29		0.50		0.37		0.39		0.36
Net realized and unrealized gain (loss)	2.83		2.68		4.06		(2.05)		3.88		1.11

Net increase (decrease) from investment operations	2.96		2.97		4.56		(1.68)		4.27		1.47

Distributions(b)
From net investment income		(0.28)	(0.31)		(0.46)		(0.45)		(0.45)		(0.42)
From net realized gain		(0.45)	(0.26)		(0.82)		(2.28)		(0.86)		—

Total distributions		(0.73)	(0.57)		(1.28)		(2.73)		(1.31)		(0.42)

Net asset value, end of period	$25.09		$22.86		$20.46		$17.18		$21.59		$18.63

Total Return(c)
Based on net asset value	13.02	%(d)	15.07%		26.67%		(8.11)%		23.07%		8.43%

Ratios to Average Net Assets
Total expenses	0.61	%(e)(f)	0.55	%(g)	0.36	%(h)	0.36	%(h)	0.34	%(h)	0.34	%(h)

Total expenses after fees waived and/or reimbursed	0.31	%(e)(f)	0.30	%(g)	0.35	%(h)	0.35	%(h)	0.33	%(h)	0.33	%(h)

Net investment income	1.07	%(e)(f)	1.47	%(g)	2.54	%(h)	1.69	%(h)	1.89	%(h)	2.00	%(h)

Supplemental Data
Net assets, end of period (000)	$52,287		$35,574		$16,383		$4,504		$17,057		$13,388

Portfolio turnover rate	1	%(i)	31	%(j)	42	%(k)	43	%(k)	35	%(k)	70	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.42%	0.42%	0.40%
Investments in underlying funds	0.12%	0.12%	0.16%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

126	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$22.59		$20.23		$17.00		$21.42		$18.50		$17.45

Net investment income(a)	0.04		0.15		0.31		0.27		0.25		0.23
Net realized and unrealized gain (loss)	2.80		2.64		4.08		(2.08)		3.85		1.11

Net increase (decrease) from investment operations	2.84		2.79		4.39		(1.81)		4.10		1.34

Distributions(b)
From net investment income		(0.20)	(0.17)		(0.34)		(0.33)		(0.32)		(0.29)
From net realized gain		(0.45)	(0.26)		(0.82)		(2.28)		(0.86)		—

Total distributions		(0.65)	(0.43)		(1.16)		(2.61)		(1.18)		(0.29)

Net asset value, end of period	$24.78		$22.59		$20.23		$17.00		$21.42		$18.50

Total Return(c)
Based on net asset value	12.64	%(d)	14.23%		25.92%		(8.74)%		22.24%		7.75%

Ratios to Average Net Assets
Total expenses	1.31	%(e)(f)	1.24	%(g)	1.01	%(h)	1.01	%(h)	0.99	%(h)	1.00	%(h)

Total expenses after fees waived and/or reimbursed	1.01	%(e)(f)	1.00	%(g)	1.00	%(h)	1.00	%(h)	0.98	%(h)	0.99	%(h)

Net investment income	0.37	%(e)(f)	0.77	%(g)	1.57	%(h)	1.29	%(h)	1.22	%(h)	1.31	%(h)

Supplemental Data
Net assets, end of period (000)	$3,286		$2,647		$2,558		$1,620		$1,548		$1,324

Portfolio turnover rate	1	%(i)	31	%(j)	42	%(k)	43	%(k)	35	%(k)	70	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.20% and 0.13%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.45%	0.42%	0.42%	0.40%
Investments in underlying funds	0.12%	0.12%	0.16%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master SmallCap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	127

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock LifePath® Dynamic 2055 Fund

		Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.94		$15.90		$13.19		$15.86		$14.28		$13.46

Net investment income(a)	0.08		0.20		0.32		0.26		0.24		0.24
Net realized and unrealized gain (loss)	2.25		2.18		3.16		(1.56)		2.93		0.86

Net increase (decrease) from investment operations	2.33		2.38		3.48		(1.30)		3.17		1.10

Distributions(b)
From net investment income		(0.24)	(0.21)		(0.31)		(0.29)		(0.29)		(0.28)
From net realized gain		(0.09)	(0.13)		(0.46)		(1.08)		(1.30)		—

Total distributions		(0.33)	(0.34)		(0.77)		(1.37)		(1.59)		(0.28)

Net asset value, end of period	$19.94		$17.94		$15.90		$13.19		$15.86		$14.28

Total Return(c)
Based on net asset value	13.05	%(d)	15.47%		26.48%		(8.43)%		22.57%		8.20%

Ratios to Average Net Assets
Total expenses	0.88	%(e)(f)	0.85	%(g)	0.59	%(h)	0.61	%(h)	0.59	%(h)	0.59	%(h)

Total expenses after fees waived and/or reimbursed	0.56	%(e)(f)	0.54	%(g)	0.54	%(h)	0.55	%(h)	0.52	%(h)	0.54	%(h)

Net investment income	0.79	%(e)(f)	1.30	%(g)	2.14	%(h)	1.65	%(h)	1.54	%(h)	1.73	%(h)

Supplemental Data
Net assets, end of period (000)	$7,715		$6,308		$3,461		$1,748		$4,863		$8,626

Portfolio turnover rate	1	%(i)	23	%(j)	54	%(k)	57	%(k)	59	%(k)	80	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.21% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.54%	0.51%	0.54%	0.52%
Investments in underlying funds	0.13%	0.12%	0.17%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

128	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.85		$15.82		$13.13		$15.81		$14.25		$13.44

Net investment income(a)	0.05		0.16		0.27		0.24		0.22		0.20
Net realized and unrealized gain (loss)	2.25		2.17		3.15		(1.57)		2.90		0.85

Net increase (decrease) from investment operations	2.30		2.33		3.42		(1.33)		3.12		1.05

Distributions(b)
From net investment income		(0.22)	(0.17)		(0.27)		(0.27)		(0.26)		(0.24)
From net realized gain		(0.09)	(0.13)		(0.46)		(1.08)		(1.30)		—

Total distributions		(0.31)	(0.30)		(0.73)		(1.35)		(1.56)		(0.24)

Net asset value, end of period	$19.84		$17.85		$15.82		$13.13		$15.81		$14.25

Total Return(c)
Based on net asset value	12.93	%(d)	15.17%		26.12%		(8.63)%		22.24%		7.90%

Ratios to Average Net Assets
Total expenses	1.14	%(e)(f)	1.09	%(g)	0.85	%(h)	0.86	%(h)	0.85	%(h)	0.84	%(h)

Total expenses after fees waived and/or reimbursed	0.81	%(e)(f)	0.80	%(g)	0.80	%(h)	0.80	%(h)	0.78	%(h)	0.79	%(h)

Net investment income	0.54	%(e)(f)	1.05	%(g)	1.81	%(h)	1.53	%(h)	1.39	%(h)	1.49	%(h)

Supplemental Data
Net assets, end of period (000)	$16,113		$15,871		$13,347		$11,583		$11,416		$9,317

Portfolio turnover rate	1	%(i)	23	%(j)	54	%(k)	57	%(k)	59	%(k)	80	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.21% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.54%	0.51%	0.54%	0.52%
Investments in underlying funds	0.13%	0.12%	0.17%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	129

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Investor C
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.59		$15.58		$12.95		$15.62		$14.11		$13.31

Net investment income (loss)(a)		(0.02)	0.04		0.16		0.12		0.10		0.09
Net realized and unrealized gain (loss)	2.20		2.15		3.10		(1.56)		2.86		0.85

Net increase (decrease) from investment operations	2.18		2.19		3.26		(1.44)		2.96		0.94

Distributions(b)
From net investment income		(0.15)	(0.05)		(0.17)		(0.15)		(0.15)		(0.14)
From net realized gain		(0.09)	(0.13)		(0.46)		(1.08)		(1.30)		—

Total distributions		(0.24)	(0.18)		(0.63)		(1.23)		(1.45)		(0.14)

Net asset value, end of period	$19.53		$17.59		$15.58		$12.95		$15.62		$14.11

Total Return(c)
Based on net asset value	12.44	%(d)	14.32%		25.17%		(9.36)%		21.24%		7.05%

Ratios to Average Net Assets
Total expenses	1.89	%(e)(f)	1.84	%(g)	1.65	%(h)	1.66	%(h)	1.65	%(h)	1.65	%(h)

Total expenses after fees waived and/or reimbursed	1.56	%(e)(f)	1.56	%(g)	1.60	%(h)	1.60	%(h)	1.58	%(h)	1.59	%(h)

Net investment income (loss)	(0.21	)%(e)(f)	0.27	%(g)	1.08	%(h)	0.75	%(h)	0.62	%(h)	0.70	%(h)

Supplemental Data
Net assets, end of period (000)	$1,171		$1,071		$1,212		$862		$729		$499

Portfolio turnover rate	1	%(i)	23	%(j)	54	%(k)	57	%(k)	59	%(k)	80	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.21% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.54%	0.51%	0.54%	0.52%
Investments in underlying funds	0.13%	0.12%	0.17%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

130	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.19		$16.12		$13.36		$16.06		$14.45		$13.62

Net investment income(a)	0.10		0.25		0.40		0.32		0.30		0.28
Net realized and unrealized gain (loss)	2.29		2.20		3.16		(1.60)		2.94		0.86

Net increase (decrease) from investment operations	2.39		2.45		3.56		(1.28)		3.24		1.14

Distributions(b)
From net investment income		(0.26)	(0.25)		(0.34)		(0.34)		(0.33)		(0.31)
From net realized gain		(0.09)	(0.13)		(0.46)		(1.08)		(1.30)		—

Total distributions		(0.35)	(0.38)		(0.80)		(1.42)		(1.63)		(0.31)

Net asset value, end of period	$20.23		$18.19		$16.12		$13.36		$16.06		$14.45

Total Return(c)
Based on net asset value	13.22	%(d)	15.69%		26.75%		(8.21)%		22.79%		8.42%

Ratios to Average Net Assets
Total expenses	0.64	%(e)(f)	0.60	%(g)	0.39	%(h)	0.41	%(h)	0.40	%(h)	0.37	%(h)

Total expenses after fees waived and/or reimbursed	0.31	%(e)(f)	0.30	%(g)	0.34	%(h)	0.35	%(h)	0.33	%(h)	0.33	%(h)

Net investment income	1.04	%(e)(f)	1.58	%(g)	2.58	%(h)	1.99	%(h)	1.88	%(h)	2.01	%(h)

Supplemental Data
Net assets, end of period (000)	$43,973		$30,189		$7,240		$1,920		$1,426		$425

Portfolio turnover rate	1	%(i)	23	%(j)	54	%(k)	57	%(k)	59	%(k)	80	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.21% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.54%	0.51%	0.54%	0.52%
Investments in underlying funds	0.13%	0.12%	0.17%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	131

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)

	Class R
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.82		$15.78		$13.11		$15.80		$14.25		$13.44

Net investment income(a)	0.03		0.13		0.24		0.21		0.19		0.18
Net realized and unrealized gain (loss)	2.23		2.17		3.15		(1.58)		2.89		0.85

Net increase (decrease) from investment operations	2.26		2.30		3.39		(1.37)		3.08		1.03

Distributions(b)
From net investment income		(0.20)	(0.13)		(0.26)		(0.24)		(0.23)		(0.22)
From net realized gain		(0.09)	(0.13)		(0.46)		(1.08)		(1.30)		—

Total distributions		(0.29)	(0.26)		(0.72)		(1.32)		(1.53)		(0.22)

Net asset value, end of period	$19.79		$17.82		$15.78		$13.11		$15.80		$14.25

Total Return(c)
Based on net asset value	12.75	%(d)	14.96%		25.89%		(8.87)%		21.95%		7.74%

Ratios to Average Net Assets
Total expenses	1.34	%(e)(f)	1.28	%(g)	1.04	%(h)	1.06	%(h)	1.05	%(h)	1.04	%(h)

Total expenses after fees waived and/or reimbursed	1.01	%(e)(f)	1.00	%(g)	1.00	%(h)	1.00	%(h)	0.98	%(h)	0.99	%(h)

Net investment income	0.35	%(e)(f)	0.85	%(g)	1.59	%(h)	1.34	%(h)	1.20	%(h)	1.30	%(h)

Supplemental Data
Net assets, end of period (000)	$1,887		$1,306		$2,088		$859		$768		$483

Portfolio turnover rate	1	%(i)	23	%(j)	54	%(k)	57	%(k)	59	%(k)	80	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.13%

(f)	Annualized.
(g)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.21% and 0.14%, respectively.

(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016

Allocated fees waived	0.54%	0.51%	0.54%	0.52%
Investments in underlying funds	0.13%	0.12%	0.17%	0.15%

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

132	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock LifePath® Dynamic 2060 Fund

		Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,						Period from 05/31/17(a) to 12/31/17
			2020		2019		2018

Net asset value, beginning of period	$12.85		$11.47		$9.34		$11.02		$10.00

Net investment income(b)	0.06		0.16		0.26		0.19		0.13
Net realized and unrealized gain (loss)	1.59		1.44		2.20		(1.13)		1.04

Net increase (decrease) from investment operations	1.65		1.60		2.46		(0.94)		1.17

Distributions(c)
From net investment income		(0.09)	(0.17)		(0.21)		(0.24)			(0.15)
From net realized gain	—		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.09)	(0.22)		(0.33)		(0.74)			(0.15)

Net asset value, end of period	$14.41		$12.85		$11.47		$9.34		$11.02

Total Return(d)
Based on net asset value	12.90	%(e)	14.34%		26.47	%(f)	(8.64)%		11.71	%(e)

Ratios to Average Net Assets
Total expenses	1.08	%(g)(h)	1.12	%(i)	0.92	%(j)	1.10	%(j)	1.03	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.54	%(g)(h)	0.52	%(i)	0.54	%(j)	0.55	%(j)	0.56	%(h)(j)

Net investment income	0.83	%(g)(h)	1.40	%(i)	2.39	%(j)	1.73	%(j)	2.07	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$1,515		$1,197		$237		$19		$27

Portfolio turnover rate	1	%(l)	18	%(m)	44	%(n)	58	%(n)	35	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.36%.
(g)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.15%

(h)	Annualized.
(i)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.25% and 0.15%, respectively.

(j)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

			Period from
	Year Ended December 31,		05/31/17 (a)
	2019	2018	to 12/31/17
Allocated fees waived	1.37%	1.50%	1.88%
Investments in underlying funds	0.13%	0.14%	0.23%

(k)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.
(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	133

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

134	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

		Investor A
	Six Months Ended 06/30/21		Year Ended December 31,						Period from 05/31/17	(a)
	(unaudited	)	2020		2019		2018		to 12/31/17

Net asset value, beginning of period	$12.84		$11.46		$9.33		$11.02		$10.00

Net investment income(b)	0.04		0.12		0.23		0.17		0.11
Net realized and unrealized gain (loss)	1.59		1.45		2.21		(1.13)		1.04

Net increase (decrease) from investment operations	1.63		1.57		2.44		(0.96)		1.15

Distributions(c)
From net investment income		(0.08)	(0.14)		(0.19)		(0.23)			(0.13)
From net realized gain	—		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.08)	(0.19)		(0.31)		(0.73)			(0.13)

Net asset value, end of period	$14.39		$12.84		$11.46		$9.33		$11.02

Total Return(d)
Based on net asset value	12.71	%(e)	14.03%		26.20	%(f)	(8.90)%		11.56	%(e)

Ratios to Average Net Assets
Total expenses	1.33	%(g)(h)	1.36	%(i)	1.17	%(j)	1.36	%(j)	1.29	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.79	%(g)(h)	0.80	%(i)	0.79	%(j)	0.80	%(j)	0.82	%(h)(j)

Net investment income	0.58	%(g)(h)	1.14	%(i)	2.11	%(j)	1.61	%(j)	1.76	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$827		$580		$390		$75		$28

Portfolio turnover rate	1	%(l)	18	%(m)	44	%(n)	58	%(n)	35	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.09%.
(g)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.15%

(h)	Annualized.
(i)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.25% and 0.15%, respectively.

(j)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

			Period from
	Year Ended December 31,		05/31/17 to 12/31/17 (a)
	2019	2018
Allocated fees waived	1.37%	1.50%	1.88%
Investments in underlying funds	0.13%	0.14%	0.23%

(k)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.62%.
(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	135

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

136	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Investor C

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,						Period from 05/31/17(a) to 12/31/17
			2020		2019		2018

Net asset value, beginning of period	$12.83		$11.45		$9.34		$11.02		$10.00

Net investment income (loss)(b)		(0.01)	0.04		0.11		0.08		0.06
Net realized and unrealized gain (loss)	1.60		1.45		2.23		(1.13)		1.05

Net increase (decrease) from investment operations	1.59		1.49		2.34		(1.05)		1.11

Distributions(c)
From net investment income		(0.04)	(0.06)		(0.11)		(0.13)		(0.09)
From net realized gain	—		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.04)	(0.11)		(0.23)		(0.63)		(0.09)

Net asset value, end of period	$14.38		$12.83		$11.45		$9.34		$11.02

Total Return(d)
Based on net asset value	12.37	%(e)	13.16%		25.09	%(f)	(9.60)%		11.07	%(e)

Ratios to Average Net Assets
Total expenses	2.08	%(g)(h)	2.11	%(i)	2.03	%(j)	2.16	%(j)	2.08	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	1.53	%(g)(h)	1.55	%(i)	1.61	%(j)	1.60	%(j)	1.61	%(h)(j)

Net investment income (loss)	(0.15	)%(g)(h)	0.38	%(i)	1.07	%(j)	0.71	%(j)	0.94	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$70		$45		$33		$25		$28

Portfolio turnover rate	1	%(l)	18	%(m)	44	%(n)	58	%(n)	35	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.15%

(h)	Annualized.
(i)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.25% and 0.15%, respectively.

(j)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

		Period from
Year Ended December 31,		05/31/17(a)
2019	2018	to 12/31/17

Allocated fees waived	1.37%	1.50%	1.88%
Investments in underlying funds	0.13%	0.14%	0.23%

(k)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.41%.
(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	137

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

138	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Class K

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,						Period from 05/31/17(a) to 12/31/17
			2020		2019		2018

Net asset value, beginning of period	$12.87		$11.48		$9.34		$11.02		$10.00

Net investment income(b)	0.07		0.18		0.26		0.22		0.13
Net realized and unrealized gain (loss)	1.59		1.45		2.23		(1.13)		1.05

Net increase (decrease) from investment operations	1.66		1.63		2.49		(0.91)		1.18

Distributions(c)
From net investment income		(0.11)	(0.19)		(0.23)		(0.27)		(0.16)
From net realized gain	—		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.11)	(0.24)		(0.35)		(0.77)		(0.16)

Net asset value, end of period	$14.42		$12.87		$11.48		$9.34		$11.02

Total Return(d)
Based on net asset value	12.93	%(e)	14.62%		26.74	%(f)	(8.45)%		11.82	%(e)

Ratios to Average Net Assets
Total expenses	0.83	%(g)(h)	0.87	%(i)	0.77	%(j)	0.90	%(j)	0.82	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.29	%(g)(h)	0.29	%(i)	0.36	%(j)	0.35	%(j)	0.35	%(h)(j)

Net investment income	1.08	%(g)(h)	1.62	%(i)	2.40	%(j)	1.96	%(j)	2.11	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$13,176		$8,747		$3,384		$1,862		$2,116

Portfolio turnover rate	1	%(l)	18	%(m)	44	%(n)	58	%(n)	35	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.64%.
(g)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.15%

(h)	Annualized.
(i)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.25% and 0.15%, respectively.

(j)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

		Period from
Year Ended December 31,		05/31/17(a)

2019	2018	to 12/31/17

Allocated fees waived	1.37%	1.50%	1.88%
Investments in underlying funds	0.13%	0.14%	0.23%

(k)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.15%.
(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	139

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

140	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)

	Class R

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,						Period from 05/31/17(a) to 12/31/17
			2020		2019		2018

Net asset value, beginning of period	$12.85		$11.46		$9.34		$11.02		$10.00

Net investment income(b)	0.03		0.10		0.40		0.15		0.10
Net realized and unrealized gain (loss)	1.59		1.45		2.02		(1.13)		1.04

Net increase (decrease) from investment operations	1.62		1.55		2.42		(0.98)		1.14

Distributions(c)
From net investment income		(0.07)	(0.11)		(0.18)		(0.20)		(0.12)
From net realized gain	—		(0.05)		(0.12)		(0.50)		—

Total distributions		(0.07)	(0.16)		(0.30)		(0.70)		(0.12)

Net asset value, end of period	$14.40		$12.85		$11.46		$9.34		$11.02

Total Return(d)
Based on net asset value	12.61	%(e)	13.84%		25.92	%(f)	(9.05)%		11.40	%(e)

Ratios to Average Net Assets
Total expenses	1.53	%(g)(h)	1.56	%(i)	1.37	%(j)	1.55	%(j)	1.49	%(h)(j)(k)

Total expenses after fees waived and/or reimbursed	0.98	%(g)(h)	0.98	%(i)	0.99	%(j)	1.00	%(j)	1.01	%(h)(j)

Net investment income	0.39	%(g)(h)	0.89	%(i)	3.67	%(j)	1.30	%(j)	1.55	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$572		$359		$185		$19		$22

Portfolio turnover rate	1	%(l)	18	%(m)	44	%(n)	58	%(n)	35	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 25.81%.
(g)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.16%
Investments in underlying funds	0.15%

(h)	Annualized.
(i)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.25% and 0.15%, respectively.

(j)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

		Period from
Year Ended December 31,		05/31/17(a)

2019	2018	to 12/31/17

Allocated fees waived	1.37%	1.50%	1.88%
Investments in underlying funds	0.13%	0.14%	0.23%

(k)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.82%.
(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	141

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

142	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund

	Institutional
	Six Months Ended				Period from
	06/30/21		Year Ended		10/30/19	(a)
	(unaudited)		12/31/20		to 12/31/19

Net asset value, beginning of period	$11.74		$10.47		$10.00

Net investment income(b)	0.06		0.13		0.07
Net realized and unrealized gain	1.46		1.30		0.47

Net increase from investment operations	1.52		1.43		0.54

Distributions from net investment income(c)		(0.09)		(0.16)		(0.07)

Net asset value, end of period	$13.17		$11.74		$10.47

Total Return(d)
Based on net asset value	13.01	%(e)		13.99%	5.36	%(e)

Ratios to Average Net Assets
Total expenses	1.47	%(f)(g)	1.23	%(h)	0.83	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.55	%(f)(g)	0.54	%(h)	0.56	%(g)(i)

Net investment income	0.89	%(f)(g)	1.34	%(h)	4.23	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$560		$486		$419

Portfolio turnover rate	1	%(k)	45	%(l)	3	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.15%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.37% and 0.15%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period from 10/30/19 to 12/31/19 (a)

Allocated fees waived	2.93%
Investments in underlying funds	0.13%

(j)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.14%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	143

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor A
	Six Months Ended				Period from
	06/30/21		Year Ended		10/30/19	(a)
	(unaudited)		12/31/20		to 12/31/19

Net asset value, beginning of period	$11.74		$10.47		$10.00

Net investment income(b)	0.04		0.11		0.07
Net realized and unrealized gain	1.47		1.30		0.46

Net increase from investment operations	1.51		1.41		0.53

Distributions from net investment income(c)		(0.08)		(0.14)		(0.06)

Net asset value, end of period	$13.17		$11.74		$10.47

Total Return(d)
Based on net asset value	12.89	%(e)		13.70%	5.32	%(e)

Ratios to Average Net Assets
Total expenses	1.73	%(f)(g)	1.48	%(h)	1.08	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.80	%(f)(g)	0.79	%(h)	0.81	%(g)(i)

Net investment income	0.65	%(f)(g)	1.10	%(h)	3.98	%(g)(i)

Supplemental Data

Net assets, end of period (000)	$632		$501		$419

Portfolio turnover rate	1	%(k)	45	%(l)	3	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.15%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.37% and 0.15%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19

Allocated fees waived	2.93%
Investments in underlying funds	0.13%

(j)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.39%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

144	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor C
	Six Months Ended				Period from
	06/30/21		Year Ended		10/30/19	(a)
	(unaudited)		12/31/20		to 12/31/19

Net asset value, beginning of period	$11.74		$10.47		$10.00

Net investment income (loss)(b)		(0.01)	0.03		0.05
Net realized and unrealized gain	1.47		1.30		0.47

Net increase from investment operations	1.46		1.33		0.52

Distributions from net investment income(c)		(0.03)		(0.06)		(0.05)

Net asset value, end of period	$13.17		$11.74		$10.47

Total Return(d)
Based on net asset value	12.49	%(e)		12.83%	5.18	%(e)

Ratios to Average Net Assets
Total expenses	2.47	%(f)(g)	2.24	%(h)	1.88	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	1.55	%(f)(g)	1.55	%(h)	1.61	%(g)(i)

Net investment income (loss)	(0.11	)%(f)(g)	0.33	%(h)	3.13	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$532		$470		$419

Portfolio turnover rate	1	%(k)	45	%(l)	3	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.15%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.37% and 0.15%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19

Allocated fees waived	2.93%
Investments in underlying funds	0.13%

(j)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 3.19%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	145

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)

	Class K
	Six Months Ended				Period from
	06/30/21		Year Ended		10/30/19	(a)
	(unaudited)		12/31/20		to 12/31/19

Net asset value, beginning of period	$11.74		$10.48		$10.00

Net investment income(b)	0.07		0.16		0.08
Net realized and unrealized gain	1.47		1.29		0.47

Net increase from investment operations	1.54		1.45		0.55

Distributions from net investment income(c)		(0.11)		(0.19)		(0.07)

Net asset value, end of period	$13.17		$11.74		$10.48

Total Return(d)
Based on net asset value	13.15	%(e)		14.15%	5.49	%(e)

Ratios to Average Net Assets
Total expenses	1.23	%(f)(g)	0.99	%(h)	0.63	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.30	%(f)(g)	0.30	%(h)	0.36	%(g)(i)

Net investment income	1.14	%(f)(g)	1.59	%(h)	4.43	%(g)(i)

Supplemental Data

Net assets, end of period (000)	$3,683		$2,969		$2,514

Portfolio turnover rate	1	%(k)	45	%(l)	3	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.15%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.37% and 0.15%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19

Allocated fees waived	2.93%
Investments in underlying funds	0.13%

(j)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 1.94%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

146	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock LifePath® Dynamic 2065 Fund (continued)
		Class R
	Six Months Ended				Period from
	06/30/21		Year Ended		10/30/19	(a)
	(unaudited)		12/31/20		to 12/31/19

Net asset value, beginning of period	$11.74		$10.47		$10.00

Net investment income(b)	0.03		0.09		0.07
Net realized and unrealized gain	1.47		1.30		0.46

Net increase from investment operations	1.50		1.39		0.53

Distributions from net investment income(c)		(0.07)		(0.12)		(0.06)

Net asset value, end of period	$13.17		$11.74		$10.47

Total Return(d)
Based on net asset value	12.78	%(e)		13.47%	5.28	%(e)

Ratios to Average Net Assets
Total expenses	1.92	%(f)(g)	1.68	%(h)	1.28	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	1.00	%(f)(g)	0.99	%(h)	1.01	%(g)(i)

Net investment income	0.44	%(f)(g)	0.89	%(h)	3.78	%(g)(i)

Supplemental Data

Net assets, end of period (000)	$527		$470		$419

Portfolio turnover rate	1	%(k)	45	%(l)	3	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Dynamic Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Dynamic Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)

Allocated fees waived	0.17%
Investments in underlying funds	0.15%

(g)	Annualized.
(h)

From January 1, 2020 through March 8, 2020, the LifePath Dynamic Fund invested in its corresponding LifePath Dynamic Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 9, 2020, the LifePath Dynamic Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.37% and 0.15%, respectively.

(i)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

Period from
10/30/19 (a)
to 12/31/19

Allocated fees waived	2.93%
Investments in underlying funds	0.13%

(j)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.59%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	147

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2025 Fund	LifePath Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified

As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2025 Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund and LifePath Dynamic 2065 Fund in the Diversified Equity Master Portfolio represented 22.2%, 27.1%, 34.9%, 39.0%, 46.6%, 49.3%, 53.4%, 52.0%, 49.6% and 53.2%, respectively, of net assets. The investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2025 Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund and LifePath Dynamic 2065 Fund in the CoreAlpha Bond Master Portfolio represented 18.8%, 14.3%, 10.6%, 6.8%, 3.9%, 1.4%, 0.4%, 0.3%, 0.3% and 0.3%, respectively, of net assets. As such, financial statements of the Diversified Equity Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Diversified Equity Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in each of Diversified Equity Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Diversified Equity Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio

LifePath Dynamic Retirement Fund	8.2%	3.7%	7.0%	0.2%
LifePath Dynamic 2025 Fund	3.7	1.1	3.3	0.1
LifePath Dynamic 2030 Fund	13.9	2.3	13.4	0.1
LifePath Dynamic 2035 Fund	6.1	0.6	5.9	—(a)
LifePath Dynamic 2040 Fund	16.1	0.7	15.8	—(a)
LifePath Dynamic 2045 Fund	6.2	0.1	5.9	—(a)
LifePath Dynamic 2050 Fund	9.7	—(a)	9.4	—(a)
LifePath Dynamic 2055 Fund	4.3	—(a)	4.0	—(a)
LifePath Dynamic 2060 Fund	0.9	—(a)	0.8	—(a)
LifePath Dynamic 2065 Fund	0.4	—(a)	0.3	—(a)

(a)	Amount is less than 0.1%.

Prior to March 9, 2020, each Fund was a “feeder” fund that invested all of its assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”), each of which had the same objective and strategies as the applicable Fund. Each Fund sought to achieve its investment objective by investing all of its assets in a corresponding Master Portfolio: LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2045 Master Portfolio, LifePath Dynamic 2050 Master Portfolio, LifePath Dynamic 2055 Master Portfolio, LifePath Dynamic 2060 Master Portfolio and LifePath Dynamic 2065 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). The value of each Fund’s investment in its corresponding Master Portfolio reflected the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds was directly affected by the performance of the Master Portfolios. As of March 9, 2020, the percentage of each Master Portfolio owned by the corresponding Fund was 100%.

148	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

On March 9, 2020, each Feeder Fund ceased to invest in its corresponding LifePath Dynamic Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund. The change into a stand-alone structure did not result to a change in net assets of the Fund and did not create a taxable event for the Fund.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

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Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2021, certain investments of the Funds were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

LifePath Dynamic Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount

LifePath Dynamic Retirement Fund
Goldman Sachs & Co.	$13,338,642	$(13,338,642)	$—
TD Prime Services LLC	5,371,444	(5,371,444)	—

	$18,710,086	$(18,710,086)	$—

LifePath Dynamic 2025 Fund
Goldman Sachs & Co.	$486,438	$(486,438)	$—

LifePath Dynamic 2030 Fund
Morgan Stanley & Co. LLC	$21,335,555	$(21,335,555)	$—
TD Prime Services LLC	435,595	(435,595)	—

	$21,771,150	$(21,771,150)	$—

LifePath Dynamic 2035 Fund
Goldman Sachs & Co.	$2,319,669	$(2,319,669)	$—
TD Prime Services LLC	928,831	(928,831)	—

	$3,248,500	$(3,248,500)	$—

LifePath Dynamic 2040 Fund
Goldman Sachs & Co.	$10,353,321	$(10,353,321)	$—
TD Prime Services LLC	1,513,834	(1,513,834)	—

	$11,867,155	$(11,867,155)	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	151

Notes to Financial Statements (unaudited) (continued)

LifePath Dynamic Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

LifePath Dynamic 2045 Fund
TD Prime Services LLC	$59,253	$(59,253)	$—

LifePath Dynamic 2050 Fund
BNP Paribas Securities Corp.	$318,836	$(318,836)	$—

LifePath Dynamic 2060 Fund
BNP Paribas Securities Corp.	$19,079	$(19,079)	$—
J.P. Morgan Securities LLC	432,667	(432,667)	—
Jefferies LLC	150,696	(150,696)	—
TD Prime Services LLC	10,883	(10,883)	—

	$613,325	$(613,325)	$—

LifePath Dynamic 2065 Fund
BNP Paribas Securities Corp.	$11,421	$(11,421)	$—
J.P. Morgan Securities LLC	159,926	(159,926)	—
Jefferies LLC	47,938	(47,938)	—

	$219,285	$(219,285)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

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Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each Fund’s net assets.

With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BRS acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

LifePath Dynamic Retirement Fund	$226,320	$11,119	$15,847	$253,286
LifePath Dynamic 2025 Fund	30,633	13,113	9,938	53,684
LifePath Dynamic 2030 Fund	228,089	14,983	12,444	255,516
LifePath Dynamic 2035 Fund	34,131	16,603	7,118	57,852
LifePath Dynamic 2040 Fund	197,295	11,474	10,674	219,443
LifePath Dynamic 2045 Fund	23,103	6,067	6,792	35,962
LifePath Dynamic 2050 Fund	94,359	8,064	7,503	109,926
LifePath Dynamic 2055 Fund	19,187	5,669	3,940	28,796
LifePath Dynamic 2060 Fund	879	267	1,128	2,274
LifePath Dynamic 2065 Fund	714	2,509	1,246	4,469

N O T E S T O F I N A N C I A L S T A T E M E N T S	153

Notes to Financial Statements (unaudited) (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.30% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.05% of the average daily net assets of Class K Shares and 0.25% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

LifePath Dynamic Retirement Fund	$85,787	$271,585	$3,336	$19,163	$7,923	$387,794
LifePath Dynamic 2025 Fund	16,817	36,760	3,934	16,826	4,969	79,306
LifePath Dynamic 2030 Fund	89,747	273,708	4,495	21,631	6,222	395,803
LifePath Dynamic 2035 Fund	18,200	40,956	4,981	19,522	3,559	87,218
LifePath Dynamic 2040 Fund	92,095	236,754	3,442	16,913	5,337	354,541
LifePath Dynamic 2045 Fund	12,352	27,725	1,820	16,563	3,396	61,856
LifePath Dynamic 2050 Fund	31,377	113,231	2,419	11,379	3,751	162,157
LifePath Dynamic 2055 Fund	10,486	23,024	1,701	9,374	1,970	46,555
LifePath Dynamic 2060 Fund	1,970	1,055	80	2,749	564	6,418
LifePath Dynamic 2065 Fund	782	856	753	827	623	3,841

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

LifePath Dynamic Retirement Fund	$706
LifePath Dynamic 2025 Fund	407
LifePath Dynamic 2030 Fund	700
LifePath Dynamic 2035 Fund	460
LifePath Dynamic 2040 Fund	645
LifePath Dynamic 2045 Fund	776
LifePath Dynamic 2050 Fund	781
LifePath Dynamic 2055 Fund	540
LifePath Dynamic 2060 Fund	65
LifePath Dynamic 2065 Fund	110

For the six months ended June 30, 2021, affiliates received CDSCs as follows:

Fund Name	Investor C

LifePath Dynamic Retirement Fund	$275
LifePath Dynamic 2030 Fund	102
LifePath Dynamic 2035 Fund	64
LifePath Dynamic 2045 Fund	27
LifePath Dynamic 2050 Fund	30

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Dynamic Retirement Fund	$2,070
LifePath Dynamic 2025 Fund	1,921
LifePath Dynamic 2030 Fund	2,912
LifePath Dynamic 2035 Fund	1,661
LifePath Dynamic 2040 Fund	1,537
LifePath Dynamic 2045 Fund	1,067
LifePath Dynamic 2050 Fund	3,720
LifePath Dynamic 2055 Fund	1,815
LifePath Dynamic 2060 Fund	383
LifePath Dynamic 2065 Fund	62

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Notes to Financial Statements (unaudited) (continued)

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

LifePath Dynamic Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Dynamic Retirement Fund	$335,273
LifePath Dynamic 2025 Fund	121,646
LifePath Dynamic 2030 Fund	415,363
LifePath Dynamic 2035 Fund	162,715
LifePath Dynamic 2040 Fund	416,599
LifePath Dynamic 2045 Fund	141,917
LifePath Dynamic 2050 Fund	197,792
LifePath Dynamic 2055 Fund	83,966
LifePath Dynamic 2060 Fund	18,800
LifePath Dynamic 2065 Fund	7,816

The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2031. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Dynamic Retirement Fund	$10,766
LifePath Dynamic 2025 Fund	17,548
LifePath Dynamic 2030 Fund	18,088
LifePath Dynamic 2035 Fund	17,618
LifePath Dynamic 2040 Fund	17,983
LifePath Dynamic 2045 Fund	17,470
LifePath Dynamic 2050 Fund	17,656
LifePath Dynamic 2055 Fund	17,415
LifePath Dynamic 2060 Fund	17,480
LifePath Dynamic 2065 Fund	16,978

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath Dynamic Retirement Fund	$9,019
LifePath Dynamic 2025 Fund	2,947
LifePath Dynamic 2030 Fund	6,243
LifePath Dynamic 2035 Fund	2,301
LifePath Dynamic 2040 Fund	3,741

N O T E S T O F I N A N C I A L S T A T E M E N T S	155

Notes to Financial Statements (unaudited) (continued)

Fund Name	Amounts

LifePath Dynamic 2045 Fund	$1,098
LifePath Dynamic 2050 Fund	745
LifePath Dynamic 2055 Fund	362
LifePath Dynamic 2060 Fund	359
LifePath Dynamic 2065 Fund	69

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

LifePath Dynamic Fund Name	Purchases	Sales	Net Realized Gain (Loss)

LifePath Dynamic 2030 Fund	$—	$917,477	$76,758
LifePath Dynamic 2035 Fund	562,603	—	—
LifePath Dynamic 2045 Fund	354,944	—	—

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term investments, were as follows:

LifePath Dynamic Fund Name	Purchases	Sales

LifePath Dynamic Retirement Fund	$3,039,497	$22,148,322
LifePath Dynamic 2025 Fund.	10,831,569	1,995,986
LifePath Dynamic 2030 Fund	14,635,255	16,414,244
LifePath Dynamic 2035 Fund	8,394,596	441,914
LifePath Dynamic 2040 Fund	11,417,959	17,914,412
LifePath Dynamic 2045 Fund	8,257,867	288,215
LifePath Dynamic 2050 Fund	6,978,867	1,055,569
LifePath Dynamic 2055 Fund	5,099,175	591,369
LifePath Dynamic 2060 Fund	2,459,169	104,745
LifePath Dynamic 2065 Fund	343,775	54,866

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

156	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring

LifePath Dynamic 2060 Fund	$908
LifePath Dynamic 2065 Fund	177,558

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

LifePath Dynamic Retirement Fund	$228,426,289	$112,252,504	$(2,457,638)	$109,794,866
LifePath Dynamic 2025 Fund	104,220,636	17,100,448	(4,659,098)	12,441,350
LifePath Dynamic 2030 Fund	318,094,255	68,024,660	(23,934,557)	44,090,103
LifePath Dynamic 2035 Fund	119,362,373	22,968,204	(4,660,772)	18,307,432
LifePath Dynamic 2040 Fund	225,579,433	85,515,376	(4,518,711)	80,996,665
LifePath Dynamic 2045 Fund	90,180,934	18,936,773	(2,786,241)	16,150,532
LifePath Dynamic 2050 Fund	118,239,541	46,263,082	(9,023,359)	37,239,723
LifePath Dynamic 2055 Fund	58,756,383	12,422,484	(1,682,798)	10,739,686
LifePath Dynamic 2060 Fund	14,182,572	2,668,383	(291,867)	2,376,516
LifePath Dynamic 2065 Fund	5,058,931	1,252,831	(151,721)	1,101,110

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of

N O T E S T O F I N A N C I A L S T A T E M E N T S	157

Notes to Financial Statements (unaudited) (continued)

those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic Retirement Fund
Institutional
Shares sold	265,643	$3,178,931	1,330,711	$14,827,207
Shares issued in reinvestment of distributions	191,826	2,247,728	319,690	3,643,195
Shares redeemed	(1,044,646)	(12,545,512)	(5,576,199)	(61,625,389)

	(587,177)	$(7,118,853)	(3,925,798)	$(43,154,987)

Investor A
Shares sold and automatic conversion of shares	1,117,018	$11,430,115	1,289,826	$12,480,972
Shares issued in reinvestment of distributions	878,077	8,776,591	1,404,154	13,755,754
Shares redeemed	(3,315,590)	(33,676,250)	(8,171,762)	(78,187,972)

	(1,320,495)	$(13,469,544)	(5,477,782)	$(51,951,246)

Investor C
Shares sold	22,452	$264,766	44,105	$472,227
Shares issued in reinvestment of distributions	7,498	86,443	11,528	129,725
Shares redeemed and automatic conversion of shares	(36,243)	(424,410)	(209,277)	(2,201,261)

	(6,293)	$(73,201)	(153,644)	$(1,599,309)

Class K
Shares sold	971,854	$11,476,491	4,150,218	$45,403,171
Shares issued in reinvestment of distributions	299,434	3,493,690	460,902	5,203,342
Shares redeemed	(808,767)	(9,545,301)	(4,085,339)	(44,710,032)

	462,521	$5,424,880	525,781	$5,896,481

158	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic Retirement Fund (continued)
Class R
Shares sold	81,249	$952,069	196,466	$2,175,319
Shares issued in reinvestment of distributions	23,153	268,074	32,159	363,407
Shares redeemed	(86,199)	(1,012,508)	(162,360)	(1,740,224)

	18,203	$207,635	66,265	$798,502

	(1,433,241)	$(15,029,083)	(8,965,178)	$(90,010,559)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2025 Fund
Institutional
Shares sold	95,546	$1,450,945	888,646	$11,673,760
Shares issued in reinvestment of distributions	20,169	306,571	21,384	288,932
Shares redeemed	(36,625)	(555,424)	(400,641)	(5,305,987)

	79,090	$1,202,092	509,389	$6,656,705

Investor A
Shares sold and automatic conversion of shares	245,444	$3,669,729	636,798	$8,435,427
Shares issued in reinvestment of distributions	38,620	581,242	41,843	561,896
Shares redeemed	(386,907)	(5,779,606)	(750,001)	(9,681,873)

	(102,843)	$(1,528,635)	(71,360)	$(684,550)

Investor C
Shares sold	20,994	$315,303	45,168	$579,626
Shares issued in reinvestment of distributions	3,766	56,394	3,687	49,190
Shares redeemed and automatic conversion of shares	(26,319)	(393,650)	(127,465)	(1,643,028)

	(1,559)	$(21,953)	(78,610)	$(1,014,212)

Class K
Shares sold	1,121,371	$16,662,338	3,093,257	$41,393,406
Shares issued in reinvestment of distributions	130,659	1,964,369	121,859	1,627,680
Shares redeemed	(416,964)	(6,236,032)	(1,677,608)	(22,161,954)

	835,066	$12,390,675	1,537,508	$20,859,132

Class R
Shares sold	53,276	$790,213	88,418	$1,078,919
Shares issued in reinvestment of distributions	6,612	99,394	6,234	82,699
Shares redeemed	(14,030)	(210,096)	(263,219)	(3,351,082)

	45,858	$679,511	(168,567)	$(2,189,464)

	855,612	$12,721,690	1,728,360	$23,627,611

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2030 Fund
Institutional
Shares sold	273,212	$4,158,885	1,111,830	$14,446,442
Shares issued in reinvestment of distributions	152,671	2,336,485	169,701	2,300,605
Shares redeemed	(784,427)	(12,262,372)	(2,690,429)	(36,053,727)

	(358,544)	$(5,767,002)	(1,408,898)	$(19,306,680)

Investor A
Shares sold and automatic conversion of shares	778,962	$11,432,587	1,133,530	$14,351,731
Shares issued in reinvestment of distributions	539,849	7,851,336	568,502	7,330,626
Shares redeemed	(1,663,647)	(24,297,780)	(4,973,565)	(62,154,118)

	(344,836)	$(5,013,857)	(3,271,533)	$(40,471,761)

N O T E S T O F I N A N C I A L S T A T E M E N T S	159

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2030 Fund (continued)
Investor C
Shares sold	17,743	$264,476	44,725	$576,048
Shares issued in reinvestment of distributions	6,645	99,373	7,704	102,091
Shares redeemed and automatic conversion of shares	(51,434)	(787,225)	(130,982)	(1,709,624)

	(27,046)	$(423,376)	(78,553)	$(1,031,485)

Class K
Shares sold	1,146,629	$17,443,325	3,321,635	$44,547,708
Shares issued in reinvestment of distributions	264,967	4,045,494	252,738	3,401,010
Shares redeemed	(387,617)	(5,904,461)	(2,450,871)	(31,995,623)

	1,023,979	$15,584,358	1,123,502	$15,953,095

Class R
Shares sold	101,282	$1,520,951	129,339	$1,736,301
Shares issued in reinvestment of distributions	14,002	211,212	10,860	146,268
Shares redeemed	(60,027)	(915,342)	(181,463)	(2,344,403)

	55,257	$816,821	(41,264)	$(461,834)

	348,810	$5,196,944	(3,676,746)	$(45,318,665)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2035 Fund
Institutional
Shares sold	97,476	$1,641,939	686,409	$9,434,424
Shares issued in reinvestment of distributions	13,639	231,193	16,611	231,317
Shares redeemed	(61,388)	(1,013,645)	(248,957)	(3,499,406)

	49,727	$859,487	454,063	$6,166,335

Investor A
Shares sold and automatic conversion of shares	161,646	$2,692,010	283,156	$3,844,387
Shares issued in reinvestment of distributions	26,942	454,437	40,702	560,632
Shares redeemed	(366,428)	(6,042,002)	(553,874)	(7,516,676)

	(177,840)	$(2,895,555)	(230,016)	$(3,111,657)

Investor C
Shares sold	26,755	$438,074	50,104	$696,856
Shares issued in reinvestment of distributions	2,730	45,619	3,106	42,447
Shares redeemed and automatic conversion of shares	(24,214)	(407,553)	(78,832)	(1,087,914)

	5,271	$76,140	(25,622)	$(348,611)

Class K
Shares sold	1,262,705	$21,344,410	3,318,437	$48,044,512
Shares issued in reinvestment of distributions	92,952	1,598,145	94,266	1,333,583
Shares redeemed	(442,508)	(7,502,947)	(1,111,668)	(15,435,233)

	913,149	$15,439,608	2,301,035	$33,942,862

Class R
Shares sold	33,101	$544,962	75,984	$1,034,741
Shares issued in reinvestment of distributions	2,814	47,458	4,077	55,606
Shares redeemed	(22,757)	(373,145)	(303,414)	(4,129,418)

	13,158	$219,275	(223,353)	$(3,039,071)

	803,465	$13,698,955	2,276,107	$33,609,858

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2040 Fund
Institutional
Shares sold	213,580	$4,215,991	726,062	$11,649,973
Shares issued in reinvestment of distributions	130,924	2,601,062	150,014	2,555,571
Shares redeemed	(634,032)	(12,913,018)	(1,224,317)	(20,494,640)

	(289,528)	$(6,095,965)	(348,241)	$(6,289,096)

Investor A
Shares sold and automatic conversion of shares	430,647	$7,590,258	961,598	$13,999,619
Shares issued in reinvestment of distributions	443,338	7,818,887	488,068	7,421,469
Shares redeemed	(1,334,667)	(23,560,145)	(3,227,409)	(47,302,352)

	(460,682)	$(8,151,000)	(1,777,743)	$(25,881,264)

Investor C
Shares sold	9,907	$192,102	28,242	$437,016
Shares issued in reinvestment of distributions	4,980	97,085	5,392	90,304
Shares redeemed and automatic conversion of shares.	(20,022)	(383,026)	(101,124)	(1,631,445)

	(5,135)	$(93,839)	(67,490)	$(1,104,125)

Class K
Shares sold	836,978	$16,472,069	2,089,339	$35,324,849
Shares issued in reinvestment of distributions	172,315	3,447,065	171,816	2,907,765
Shares redeemed	(240,406)	(4,808,185)	(1,987,238)	(32,571,544)

	768,887	$15,110,949	273,917	$5,661,070

Class R
Shares sold	36,556	$717,899	75,701	$1,176,447
Shares issued in reinvestment of distributions	9,957	195,427	8,661	147,061
Shares redeemed	(23,221)	(458,807)	(106,501)	(1,545,522)

	23,292	$454,519	(22,139)	$(222,014)

	36,834	$1,224,664	(1,941,696)	$(27,835,429)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2045 Fund
Institutional
Shares sold	65,678	$1,190,635	250,447	$3,658,392
Shares issued in reinvestment of distributions	5,345	98,478	10,575	153,135
Shares redeemed	(36,705)	(666,979)	(126,020)	(1,880,638)

	34,318	$622,134	135,002	$1,930,889

Investor A
Shares sold and automatic conversion of shares	161,164	$2,901,387	205,905	$2,933,477
Shares issued in reinvestment of distributions	10,805	198,597	25,478	364,949
Shares redeemed	(175,454)	(3,104,166)	(405,721)	(5,883,322)

	(3,485)	$(4,182)	(174,338)	$(2,584,896)

Investor C
Shares sold	6,439	$113,855	28,969	$409,685
Shares issued in reinvestment of distributions	486	8,791	1,380	19,279
Shares redeemed and automatic conversion of shares	(5,374)	(96,043)	(78,274)	(1,134,872)

	1,551	$26,603	(47,925)	$(705,908)

Class K
Shares sold	801,396	$14,598,327	2,578,695	$39,845,566
Shares issued in reinvestment of distributions	46,930	875,259	71,091	1,047,675
Shares redeemed	(228,399)	(4,191,030)	(717,187)	(10,686,485)

	619,927	$11,282,556	1,932,599	$30,206,756

N O T E S T O F I N A N C I A L S T A T E M E N T S	161

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2045 Fund (continued)
Class R
Shares sold	46,816	$844,418	95,874	$1,379,186
Shares issued in reinvestment of distributions	1,473	27,028	3,933	55,707
Shares redeemed	(30,444)	(550,669)	(224,764)	(3,121,539)

	17,845	$320,777	(124,957)	$(1,686,646)

	670,156	$12,247,888	1,720,381	$27,160,195

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2050 Fund
Institutional
Shares sold	111,828	$2,724,668	428,231	$8,437,258
Shares issued in reinvestment of distributions	24,875	615,815	20,479	389,156
Shares redeemed	(83,574)	(2,049,251)	(432,317)	(8,672,932)

	53,129	$1,291,232	16,393	$153,482

Investor A
Shares sold and automatic conversion of shares	272,966	$6,555,365	481,629	$9,103,334
Shares issued in reinvestment of distributions	84,515	2,084,696	87,855	1,645,182
Shares redeemed	(463,783)	(11,145,771)	(1,065,892)	(20,728,384)

	(106,302)	$(2,505,710)	(496,408)	$(9,979,868)

Investor C
Shares sold	10,234	$246,182	19,331	$363,377
Shares issued in reinvestment of distributions	1,758	42,812	1,332	24,478
Shares redeemed and automatic conversion of shares	(3,897)	(90,925)	(43,236)	(833,967)

	8,095	$198,069	(22,573)	$(446,112)

Class K
Shares sold	616,295	$14,744,475	1,396,534	$27,851,210
Shares issued in reinvestment of distributions	59,280	1,472,947	47,255	898,405
Shares redeemed	(148,252)	(3,607,300)	(688,100)	(13,531,366)

	527,323	$12,610,122	755,689	$15,218,249

Class R
Shares sold	31,446	$754,634	70,083	$1,372,096
Shares issued in reinvestment of distributions	3,452	84,804	2,952	54,812
Shares redeemed	(19,455)	(473,558)	(82,369)	(1,567,665)

	15,443	$365,880	(9,334)	$(140,757)

	497,688	$11,959,593	243,767	$4,804,994

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2055 Fund
Institutional
Shares sold	57,734	$1,109,457	231,024	$3,529,560
Shares issued in reinvestment of distributions	6,385	123,568	7,155	107,753
Shares redeemed	(28,782)	(548,729)	(104,273)	(1,674,923)

	35,337	$684,296	133,906	$1,962,390

Investor A
Shares sold and automatic conversion of shares	120,424	$2,299,225	265,301	$3,843,823
Shares issued in reinvestment of distributions	12,911	248,356	18,239	269,077
Shares redeemed	(210,184)	(3,930,552)	(238,110)	(3,606,263)

	(76,849)	$(1,382,971)	45,430	$506,637

162	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2055 Fund (continued)
Investor C
Shares sold	7,337	$137,062	33,356	$487,218
Shares issued in reinvestment of distributions	765	14,470	1,033	14,754
Shares redeemed and automatic conversion of shares.	(9,031)	(171,379)	(51,319)	(761,069)

	(929)	$(19,847)	(16,930)	$(259,097)

Class K
Shares sold	609,289	$11,752,309	1,564,824	$25,100,115
Shares issued in reinvestment of distributions	36,593	719,307	29,937	459,140
Shares redeemed	(131,238)	(2,542,760)	(384,754)	(5,962,713)

	514,644	$9,928,856	1,210,007	$19,596,542

Class R
Shares sold	31,049	$587,658	50,352	$739,749
Shares issued in reinvestment of distributions	1,279	24,607	1,922	27,746
Shares redeemed	(10,317)	(195,787)	(111,316)	(1,651,107)

	22,011	$416,478	(59,042)	$(883,612)

	494,214	$9,626,812	1,313,371	$20,922,860

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2060 Fund
Institutional
Shares sold	38,060	$523,339	84,992	$921,162
Shares issued in reinvestment of distributions	669	9,313	1,155	13,008
Shares redeemed	(26,746)	(364,422)	(13,594)	(154,817)

	11,983	$168,230	72,553	$779,353

Investor A
Shares sold and automatic conversion of shares	12,758	$174,527	23,396	$247,271
Shares issued in reinvestment of distributions	293	4,080	741	8,006
Shares redeemed	(724)	(9,865)	(13,024)	(137,906)

	12,327	$168,742	11,113	$117,371

Investor C
Shares sold	1,380	$18,983	604	$7,060
Shares issued in reinvestment of distributions	5	77	10	112
Shares redeemed and automatic conversion of shares	(9)	(122)	(2)	(15)

	1,376	$18,938	612	$7,157

Class K
Shares sold	281,996	$3,860,063	443,286	$4,845,082
Shares issued in reinvestment of distributions	5,212	72,846	8,693	95,943
Shares redeemed	(53,601)	(736,503)	(66,899)	(749,101)

	233,607	$3,196,406	385,080	$4,191,924

Class R
Shares sold	12,031	$165,144	40,572	$437,393
Shares issued in reinvestment of distributions	159	2,213	303	3,327
Shares redeemed	(417)	(5,473)	(29,080)	(320,618)

	11,773	$161,884	11,795	$120,102

	271,066	$3,714,200	481,153	$5,215,907

N O T E S T O F I N A N C I A L S T A T E M E N T S	163

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20

LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Dynamic 2065 Fund
Institutional
Shares sold	1,092	$13,898	1,612	$17,752
Shares issued in reinvestment of distributions	15	198	8	97
Shares redeemed	(1)	(12)	(237)	(2,714)

	1,106	$14,084	1,383	$15,135

Investor A
Shares sold and automatic conversion of shares	5,610	$69,403	2,782	$25,235
Shares issued in reinvestment of distributions	43	550	29	299
Shares redeemed	(338)	(4,314)	(114)	(1,213)

	5,315	$65,639	2,697	$24,321

Investor C
Shares sold	392	$4,684	—	$—
Shares issued in reinvestment of distributions	1	13	—	—
Shares redeemed and automatic conversion of shares	—	—	—	—

	393	$4,697	—	$—

Class K
Shares sold	30,693	$387,101	21,545	$225,023
Shares issued in reinvestment of distributions	274	3,515	145	1,507
Shares redeemed	(4,171)	(53,299)	(8,865)	(92,138)

	26,796	$337,317	12,825	$134,392

Class R
Shares sold	14	$182	21	$240
Shares issued in reinvestment of distributions	—(a)	1	—	1
Shares redeemed	(2)	(20)	—	—

	12	$163	21	$241

	33,622	$421,900	16,926	$174,089

(a)	Rounds to less than 1.

As of June 30, 2021, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

LifePath Dynamic 2045 Fund.	—	—	—	2,003	—	2,003
LifePath Dynamic 2055 Fund	—	—	—	2,001	2,000	4,001
LifePath Dynamic 2060 Fund	2,000	2,000	2,000	192,000	2,000	200,000

As of June 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

LifePath Dynamic 2065 Fund.	40,000	40,000	40,000	240,000	40,000	400,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

164	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory  Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock LifePath Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund”), BlackRock LifePath Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund”), BlackRock LifePath Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund”), BlackRock LifePath Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund”), BlackRock LifePath Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund”), BlackRock LifePath Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund”), BlackRock LifePath Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund”), BlackRock LifePath Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund”), BlackRock LifePath Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund”) and BlackRock LifePath Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to each Fund (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”) with respect to each Fund (the “BRS Sub-Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	165

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, LifePath Dynamic Retirement Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2025 Fund ranked in the second, first, and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, each of LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund and LifePath Dynamic 2040 Fund ranked in the third, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, each of LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund and LifePath Dynamic 2055 Fund ranked in the third, second and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board noted that for the one-year, three-year and since-inception periods reported, LifePath Dynamic 2060 Fund ranked in the third, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

The Board noted that for each of the one-year and since-inception periods reported, LifePath Dynamic 2065 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, the Fund’s slight relative overweight to non-U.S. equity and Real Estate Investment Trusts coupled with a slight underweight to the technology sector detracted from performance.

The Board and BlackRock discussed BlackRock’s strategy for improving the LifePath Dynamic 2065 Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that each of LifePath Dynamic 2060 Fund’s and LifePath Dynamic 2065 Fund’s contractual advisory fee rate ranked second out of three funds, and that the actual advisory fee rate and total expense ratio ranked first out of three funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.

The Board also noted that LifePath Dynamic Retirement Fund’s contractual advisory fee rate ranked second out of four funds, and that the actual advisory fee rate and total expense ratio ranked third out of four funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath Dynamic 2025 Fund’s, LifePath Dynamic 2030 Fund’s, LifePath Dynamic 2035 Fund’s, LifePath Dynamic 2040 Fund’s, LifePath Dynamic 2045 Fund’s, LifePath Dynamic 2050 Fund’s and LifePath Dynamic 2055 Fund’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and total expense ratio ranked fourth out of four funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.

Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	167

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Fund, and (iii) the BRS Sub-Advisory Agreement between the Manager and BRS with respect to each Fund, each for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements was fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	169

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Dynamic Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

400 Howard Street

San Francisco, CA 94105

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Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	171

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPDYN-06/21-SAR

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

•	BlackRock LifePath® Index Retirement Fund
•	BlackRock LifePath® Index 2025 Fund
•	BlackRock LifePath® Index 2030 Fund
•	BlackRock LifePath® Index 2035 Fund
•	BlackRock LifePath® Index 2040 Fund
•	BlackRock LifePath® Index 2045 Fund
•	BlackRock LifePath® Index 2050 Fund
•	BlackRock LifePath® Index 2055 Fund
•	BlackRock LifePath® Index 2060 Fund
•	BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath Index Retirement Fund along with the BlackRock LifePath Index Funds with Target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Index Funds.”

For the six-month period ended June 30, 2021, for the LifePath Index Funds across the Retirement Fund and vintage 2025 Fund, the Funds’ Institutional Shares performed in line with their respective custom benchmarks, while the Funds’ Class K Shares outperformed their respective custom benchmarks and the Funds’ Investor A and Investor P Shares underperformed.

For the LifePath Index Funds with vintages of 2030, 2035 and 2065, the Funds’ Institutional and Class K Shares outperformed their respective custom benchmarks, while the Funds’ Investor A and Investor P Shares performed in line.

For the LifePath Index Funds with vintage of 2040, the Fund’s Institutional, Investor P and Class K Shares outperformed its respective custom benchmark, while the Fund’s Investor A Shares performed in line.

For the LifePath Index Funds with vintages of 2045, 2050, 2055 and 2060, all of the Funds’ share classes outperformed their respective custom benchmarks.

What factors influenced performance?

In terms of total return contribution, the LifePath Index Funds gained the largest benefit from their allocations to U.S. large- and mid-cap stocks, followed by international equities and U.S. small-cap equities. Accelerating economic growth and rising corporate earnings were supported by surging consumer demand amid the continued rollout of the COVID-19 vaccine. Similarly, the prospect of a re-opening fueled strength in property prices and led to modest gains from real estate securities, especially in the longer-dated LifePath Index Funds with greater allocations to equities and equity-like assets. U.S. Treasury Inflation-Protected Securities also contributed to performance on the strength of rising inflation expectations.

U.S. core fixed bonds were the only detractor from absolute returns, particularly in shorter-dated Funds with larger allocations to more conservative fixed-income assets.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholder’s remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations.

Describe portfolio positioning at period end.

Each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective.

Because the BlackRock LifePath Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve its investment objective.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.

On March 2, 2020, the Fund ceased to invest in LifePath Index Retirement Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	52.9%	9.1%	N/A	10.9%	23.2%	3.9%
07/01/12 to 06/30/13	52.9	9.1	0.4%	11.8	21.6	4.2
07/01/13 to 06/30/14	52.9	9.1	0.2	12.0	21.3	4.5
07/01/14 to 06/30/15	51.8	8.9	0.5	12.7	22.1	4.0
07/01/15 to 06/30/16	51.2	8.8	0.5	13.2	22.4	3.9
07/01/16 to 06/30/17	51.3	8.8	0.5	13.3	22.1	4.0
07/01/17 to 06/30/18	51.2	8.8	0.5	13.6	21.8	4.1
07/01/18 to 06/30/19	51.8	8.2	1.8	12.6	22.3	3.3
07/01/19 to 06/30/20	52.0	8.0	2.2	12.6	21.9	3.3
07/01/20 to 06/30/21	52.0	8.0	2.2	13.3	20.8	3.7

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	4.45%	15.57%	N/A	8.01%	N/A	6.63%	N/A
Investor A	4.40	15.39	N/A	7.75	N/A	6.37	N/A
Investor P	4.33	15.32	9.27%	7.75	6.59%	6.37	5.80%
Class K	4.55	15.72	N/A	8.06	N/A	6.68	N/A
LifePath Index Retirement Fund Custom Benchmark(c)	4.47	15.80	N/A	8.13	N/A	6.77	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index Retirement Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60%

Equity Funds	40

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Total Bond Index Master Portfolio	52%

Large Cap Index Master Portfolio	21

iShares Core MSCI Total International Stock ETF	13

iShares TIPS Bond ETF	8

Master Small Cap Index Series	4

iShares Developed Real Estate Index Fund, Class K	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2025 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	30.9%	4.8%	N/A	20.3%	40.5%	3.5%
07/01/12 to 06/30/13	32.9	5.1	4.8%	18.4	35.6	3.2
07/01/13 to 06/30/14	34.8	5.4	4.7	18.2	33.5	3.4
07/01/14 to 06/30/15	32.6	5.1	5.4	19.4	34.4	3.1
07/01/15 to 06/30/16	31.8	5.1	5.8	19.9	34.4	3.0
07/01/16 to 06/30/17	33.1	5.4	5.7	19.7	33.1	3.0
07/01/17 to 06/30/18	35.9	5.8	4.7	19.5	30.9	3.2
07/01/18 to 06/30/19	37.4	6.7	3.1	19.5	30.2	3.1
07/01/19 to 06/30/20	40.6	7.3	2.4	18.5	28.3	2.9
07/01/20 to 06/30/21	42.7	7.4	2.3	17.9	26.4	3.3

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	5.94%	20.07%	N/A	9.62%	N/A	7.87%	N/A
Investor A	5.82	19.80	N/A	9.35	N/A	7.60	N/A
Investor P	5.85	19.77	13.49%	9.36	8.19%	7.60	7.02%
Class K	6.03	20.11	N/A	9.69	N/A	7.92	N/A
LifePath Index 2025 Fund Custom Benchmark(c)	5.94	20.26	N/A	9.74	N/A	7.98	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2025 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	50%

Equity Funds	50

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Total Bond Index Master Portfolio	43%

Large Cap Index Master Portfolio	27

iShares Core MSCI Total International Stock ETF	18

iShares TIPS Bond ETF	7

Master Small Cap Index Series	3

iShares Developed Real Estate Index Fund, Class K	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2030 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	24.7%	3.6%	N/A	22.9%	45.4%	3.4%
07/01/12 to 06/30/13	26.6	4.0	6.2%	20.4	39.9	2.9
07/01/13 to 06/30/14	28.6	4.2	6.2	20.3	37.7	3.0
07/01/14 to 06/30/15	24.6	3.7	7.5	22.1	39.4	2.7
07/01/15 to 06/30/16	22.7	3.5	8.3	23.0	39.9	2.6
07/01/16 to 06/30/17	24.1	3.8	8.3	22.8	38.5	2.5
07/01/17 to 06/30/18	26.7	4.2	7.6	22.7	36.3	2.5
07/01/18 to 06/30/19	26.8	5.5	4.3	24.6	36.0	2.8
07/01/19 to 06/30/20	29.7	6.2	3.0	24.1	34.5	2.5
07/01/20 to 06/30/21	31.6	6.4	2.9	23.2	33.2	2.7

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	7.73%	24.95%	N/A	10.82%	N/A	8.60%	N/A
Investor A	7.61	24.66	N/A	10.56	N/A	8.33	N/A
Investor P	7.62	24.67	18.13%	10.55	9.37%	8.33	7.74%
Class K	7.77	24.96	N/A	10.89	N/A	8.64	N/A
LifePath Index 2030 Fund Custom Benchmark(c)	7.64	25.10	N/A	10.92	N/A	8.69	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2030 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	62%

Fixed-Income Funds	38

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	33%

U.S. Total Bond Index Master Portfolio	32

iShares Core MSCI Total International Stock ETF	23

iShares TIPS Bond ETF	6

iShares Developed Real Estate Index Fund, Class K	3

Master Small Cap Index Series	3

BlackRock Cash Funds: Institutional, SL Agency Shares	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2035 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	19.1%	2.5%	N/A	25.3%	49.8%	3.3%
07/01/12 to 06/30/13	21.1	2.8	7.4%	22.2	43.8	2.7
07/01/13 to 06/30/14	23.1	3.0	7.6	22.2	41.4	2.7
07/01/14 to 06/30/15	17.3	2.3	9.3	24.6	44.1	2.4
07/01/15 to 06/30/16	14.0	2.0	10.6	26.0	45.2	2.2
07/01/16 to 06/30/17	15.4	2.3	10.9	25.7	43.7	2.0
07/01/17 to 06/30/18	17.9	2.6	10.4	25.7	41.5	1.9
07/01/18 to 06/30/19	17.2	4.0	5.5	29.2	41.5	2.6
07/01/19 to 06/30/20	19.5	4.9	3.6	29.5	40.5	2.0
07/01/20 to 06/30/21	21.2	5.1	3.5	28.3	39.7	2.2

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	9.42%	29.70%	N/A	11.96%	N/A	9.26%	N/A
Investor A	9.25	29.40	N/A	11.69	N/A	8.98	N/A
Investor P	9.28	29.40	22.60%	11.69	10.49%	9.00	8.41%
Class K	9.45	29.79	N/A	12.03	N/A	9.31	N/A
LifePath Index 2035 Fund Custom Benchmark(c)	9.29	29.89	N/A	12.06	N/A	9.35	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2035 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	74%

Fixed-Income Funds	26

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	40%

iShares Core MSCI Total International Stock ETF	28

U.S. Total Bond Index Master Portfolio	21

iShares TIPS Bond ETF	5

iShares Developed Real Estate Index Fund, Class K	4

Master Small Cap Index Series	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2040 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	14.1%	1.4%	N/A	27.4%	53.8%	3.3%
07/01/12 to 06/30/13	16.1	1.6	8.6%	23.9	47.4	2.4
07/01/13 to 06/30/14	18.2	1.9	8.8	23.9	44.8	2.4
07/01/14 to 06/30/15	10.9	1.2	11.1	26.8	47.8	2.2
07/01/15 to 06/30/16	6.2	0.8	13.0	28.6	49.4	2.0
07/01/16 to 06/30/17	7.6	1.0	13.2	28.4	48.2	1.6
07/01/17 to 06/30/18	10.0	1.3	12.9	28.4	46.0	1.4
07/01/18 to 06/30/19	8.8	2.5	6.6	33.4	46.3	2.4
07/01/19 to 06/30/20	10.6	3.2	4.1	34.4	46.0	1.7
07/01/20 to 06/30/21	12.2	3.5	4.1	33.0	45.5	1.7

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	10.99%	34.26%	N/A	12.98%	N/A	9.86%	N/A
Investor A	10.83	33.94	N/A	12.70	N/A	9.59	N/A
Investor P	10.84	33.89	26.86%	12.69	11.48%	9.59	9.00%
Class K	11.02	34.33	N/A	13.03	N/A	9.91	N/A
LifePath Index 2040 Fund Custom Benchmark(c)	10.78	34.32	N/A	13.06	N/A	9.94	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	13

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2040 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	84%

Fixed-Income Funds	16

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	46%

iShares Core MSCI Total International Stock ETF	33

U.S. Total Bond Index Master Portfolio	12

iShares Developed Real Estate Index Fund, Class K	4

iShares TIPS Bond ETF	3

Master Small Cap Index Series	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2045 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	9.8%	N/A	N/A	29.5%	57.5%	3.2%
07/01/12 to 06/30/13	12.1	N/A	9.6%	25.4	50.7	2.2
07/01/13 to 06/30/14	14.5	N/A	9.9	25.5	48.0	2.1
07/01/14 to 06/30/15	7.3	0.1%	12.4	28.2	49.9	2.1
07/01/15 to 06/30/16	2.1	0.2	14.4	30.1	51.3	1.9
07/01/16 to 06/30/17	2.6	0.3	15.0	30.4	50.1	1.6
07/01/17 to 06/30/18	3.8	0.4	15.2	30.7	48.7	1.2
07/01/18 to 06/30/19	3.2	1.0	7.4	36.6	49.5	2.3
07/01/19 to 06/30/20	4.2	1.6	4.5	38.2	50.1	1.4
07/01/20 to 06/30/21	5.0	1.9	4.5	36.9	50.5	1.2

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.19%	37.81%	N/A	13.73%	N/A	10.30%	N/A
Investor A	12.08	37.48	N/A	13.45	N/A	10.03	N/A
Investor P	12.06	37.51	30.29%	13.44	12.21%	10.02	9.44%
Class K	12.26	37.92	N/A	13.78	N/A	10.36	N/A
LifePath Index 2045 Fund Custom Benchmark(c)	11.99	37.89	N/A	13.78	N/A	10.40	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	15

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2045 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	93%

Fixed-Income Funds	7

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	51%

iShares Core MSCI Total International Stock ETF	37

U.S. Total Bond Index Master Portfolio	5

iShares Developed Real Estate Index Fund, Class K	4

iShares TIPS Bond ETF	2

Master Small Cap Index Series	1

BlackRock Cash Funds: Treasury, SL Agency Shares	1

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2050 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	4.4%	N/A	N/A	31.5%	60.8%	3.3%
07/01/12 to 06/30/13	6.8	N/A	10.6%	26.9	53.7	2.0
07/01/13 to 06/30/14	9.2	N/A	11.0	27.0	51.0	1.8
07/01/14 to 06/30/15	4.8	N/A	13.0	29.0	51.1	2.1
07/01/15 to 06/30/16	1.0	N/A	14.8	30.6	51.6	2.0
07/01/16 to 06/30/17	1.0	N/A	15.6	31.1	50.7	1.6
07/01/17 to 06/30/18	1.1	N/A	16.1	31.7	50.0	1.1
07/01/18 to 06/30/19	0.9	0.2%	7.6	38.1	50.8	2.4
07/01/19 to 06/30/20	1.2	0.4	4.8	40.1	52.2	1.3
07/01/20 to 06/30/21	1.5	0.6	4.7	39.1	53.1	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.90%	39.77%	N/A	14.05%	N/A	10.58%	N/A
Investor A	12.75	39.32	N/A	13.76	N/A	10.30	N/A
Investor P	12.70	39.37	32.05%	13.76	12.53%	10.30	9.71%
Class K	12.88	39.78	N/A	14.10	N/A	10.62	N/A
LifePath Index 2050 Fund Custom Benchmark(c)	12.63	39.74	N/A	14.12	N/A	10.67	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	17

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2050 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98%

Fixed-Income Funds	2

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	53%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

U.S. Total Bond Index Master Portfolio	1

Master Small Cap Index Series	1

BlackRock Cash Funds: Treasury, SL Agency Shares	1

iShares TIPS Bond ETF	1

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2055 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	1.0%	N/A	N/A	33.9%	58.7%	6.4%
07/01/12 to 06/30/13	1.6	N/A	11.9%	28.3	56.2	2.0
07/01/13 to 06/30/14	4.0	N/A	12.5	28.5	53.2	1.8
07/01/14 to 06/30/15	2.7	N/A	13.5	29.6	52.2	2.0
07/01/15 to 06/30/16	1.0	N/A	14.8	30.6	51.6	2.0
07/01/16 to 06/30/17	1.0	N/A	15.6	31.1	50.7	1.6
07/01/17 to 06/30/18	1.0	N/A	16.2	31.9	49.7	1.2
07/01/18 to 06/30/19	0.9	0.1%	7.6	38.2	50.8	2.4
07/01/19 to 06/30/20	0.8	0.2	4.8	40.5	52.4	1.3
07/01/20 to 06/30/21	0.8	0.2	4.8	39.5	53.7	1.0

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.93%	39.88%	N/A	14.06%	N/A	10.71%	N/A
Investor A	12.84	39.59	N/A	13.78	N/A	10.43	N/A
Investor P	12.86	39.57	32.24%	13.79	12.56%	10.44	9.85%
Class K	13.01	40.02	N/A	14.13	N/A	10.76	N/A
LifePath Index 2055 Fund Custom Benchmark(c)	12.75	40.07	N/A	14.16	N/A	10.78	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	4.17	N/A	3.40	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	6.38	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	5.65	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	14.90	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	12.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

(c)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	19

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2055 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%

Money Market Funds	1

Fixed-Income Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

BlackRock Cash Funds: Treasury, SL Agency Shares	1

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

iShares TIPS Bond ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2060 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/16 to 06/30/17	1.0%	N/A	15.6%	31.1%	50.7%	1.6%
07/01/17 to 06/30/18	1.0	N/A	16.2	31.9	49.7	1.2
07/01/18 to 06/30/19	0.9	0.1%	7.6	38.2	50.8	2.4
07/01/19 to 06/30/20	0.9	0.1	4.8	40.5	52.4	1.3
07/01/20 to 06/30/21	0.9	0.1	4.8	39.5	53.7	1.0

(a)	The LifePath Index Fund commenced operations on February 29, 2016.
See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.99%	39.93%	N/A	14.11%	N/A	15.21%	N/A
Investor A	12.84	39.55	N/A	13.83	N/A	14.91	N/A
Investor P	12.85	39.58	32.25%	13.83	12.62%	14.94	13.79%
Class K	12.95	39.89	N/A	14.15	N/A	15.26	N/A
LifePath Index 2060 Fund Custom Benchmark(d)	12.75	40.07	N/A	14.16	N/A	15.17	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.03	N/A	3.43	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	1.73	6.51	N/A	4.17	N/A	4.59	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	4.98	N/A	7.13	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	11.20	N/A	11.97	N/A
Russell 1000® Index	14.95	43.07	N/A	17.99	N/A	18.82	N/A
Russell 2000® Index	17.54	62.03	N/A	16.47	N/A	17.85	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath Index Fund commenced operations on February 29, 2016.
(d)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	21

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2060 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%

Money Market Funds	1

Fixed-Income Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

BlackRock Cash Funds: Treasury, SL Agency Shares	1

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

iShares TIPS Bond ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of June 30, 2021	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On March 2, 2020, the Fund ceased to invest in LifePath Index 2065 Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)		FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
10/31/19 to 06/30/20	1.0%	0.0	%(b)	4.8%	40.5%	52.4%	1.3%
07/01/20 to 06/30/21	1.0	0.0		4.8	39.5	53.7	1.0

(a)	The LifePath Index Fund commenced operations on October 30, 2019.
(b)	Rounds to less than 0.01%
See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.97%	39.81%	N/A	21.17%	N/A
Investor A	12.77	39.39	N/A	20.84	N/A
Investor P	12.79	39.31	31.97%	20.83	17.02%
Class K	12.99	39.87	N/A	21.22	N/A
LifePath Index 2065 Fund Custom Benchmark(d)	12.75	40.06	N/A	20.92	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60)	(0.33)	N/A	3.69	N/A
Bloomberg Barclays U.S. TIPS Index (Series-L)	1.73	6.51	N/A	8.25	N/A
FTSE EPRA Nareit Developed Index	15.50	33.55	N/A	2.68	N/A
MSCI ACWI ex USA IMI Index	9.58	37.18	N/A	16.25	N/A
Russell 1000® Index	14.95	43.07	N/A	26.51	N/A
Russell 2000® Index	17.54	62.03	N/A	27.57	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Index Fund commenced operations on October 30, 2019.
(d)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	23

LifePath Index Fund Summary as of June 30, 2021 (continued)	BlackRock LifePath® Index 2065 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98%

Money Market Funds	5

Fixed-Income Funds	1

Liabilities in Excess of Other Assets	(4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	53%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

BlackRock Cash Funds: Institutional, SL Agency Shares	3

BlackRock Cash Funds: Treasury, SL Agency Shares	2

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s Manager and Administrator respectively, have contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Index Fund’s performance would have been lower. With respect to each LifePath Index Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Funds’ changing asset allocations over time. As of June 30, 2021, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	25

Disclosure of Expenses (continued)

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period (b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period (b)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$ 1,000.00	$ 1,044.50	$ 0.56	$ 1,000.00	$ 1,024.25	$ 0.55	0.11%
Investor A	1,000.00	1,044.00	1.82	1,000.00	1,023.01	1.81	0.36
Investor P	1,000.00	1,043.30	1.82	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,045.50	0.30	1,000.00	1,024.50	0.30	0.06
LifePath Index 2025 Fund
Institutional	1,000.00	1,059.40	0.56	1,000.00	1,024.25	0.55	0.11
Investor A	1,000.00	1,058.20	1.84	1,000.00	1,023.01	1.81	0.36
Investor P	1,000.00	1,058.50	1.84	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,060.30	0.31	1,000.00	1,024.50	0.30	0.06
LifePath Index 2030 Fund
Institutional	1,000.00	1,077.30	0.52	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,076.10	1.80	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,076.20	1.80	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,077.70	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2035 Fund
Institutional	1,000.00	1,094.20	0.52	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,092.50	1.82	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,092.80	1.82	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,094.50	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2040 Fund
Institutional	1,000.00	1,109.90	0.52	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,108.30	1.83	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,108.40	1.83	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,110.20	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2045 Fund
Institutional	1,000.00	1,121.90	0.53	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,120.80	1.84	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,120.60	1.84	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,122.60	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2050 Fund
Institutional	1,000.00	1,129.00	0.53	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,127.50	1.85	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,127.00	1.85	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,128.80	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2055 Fund
Institutional	1,000.00	1,129.30	0.53	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,128.40	1.85	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,128.60	1.85	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,130.10	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2060 Fund
Institutional	1,000.00	1,129.90	0.53	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,128.40	1.85	1,000.00	1,023.06	1.76	0.35
Investor P	1,000.00	1,128.50	1.85	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,129.50	0.26	1,000.00	1,024.55	0.25	0.05
LifePath Index 2065 Fund
Institutional	1,000.00	1,129.70	0.48	1,000.00	1,024.35	0.45	0.09
Investor A	1,000.00	1,127.70	1.79	1,000.00	1,023.11	1.71	0.34
Investor P	1,000.00	1,127.90	1.79	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	1,129.90	0.21	1,000.00	1,024.60	0.20	0.04

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the LifePath Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Derivative Financial Instruments

The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	27

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.3%
iShares Core MSCI Total International Stock ETF	16,499,351	$1,209,402,428
iShares Developed Real Estate Index Fund, Class K	19,227,294	216,499,339
Large Cap Index Master Portfolio	$1,903,685,697	1,903,685,697
Master Small Cap Index Series	$339,772,212	339,772,212

		3,669,359,676

Fixed-Income Funds — 59.5%
iShares TIPS Bond ETF	5,541,220	709,331,572
U.S. Total Bond Index Master Portfolio	$4,707,602,196	4,707,602,196

		5,416,933,768

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	21,590,720	$21,590,720

Total Investments — 100.1% (Cost: $7,264,925,723)		9,107,884,164

Liabilities in Excess of Other Assets — (0.1)%		(9,405,831)

Net Assets — 100.0%		$9,098,478,333

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(2,496	)(b)	$2,496	$—	$—	—	$8,840	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,917,066	1,673,654	(b)	—		—	—	21,590,720	21,590,720	981		—
iShares Core MSCI Total International Stock ETF	1,166,833,433	28,520,311		(87,372,964)		11,529,296	89,892,352	1,209,402,428	16,499,351	13,896,288		—
iShares Developed Real Estate Index Fund, Class K	205,198,393	4,516,768		(21,047,245)		(1,409,569)	29,240,992	216,499,339	19,227,294	2,816,545		—
iShares TIPS Bond ETF	679,406,913	34,528,344		(6,875,760)		(46,159)	2,318,234	709,331,572	5,541,220	8,220,400		—
Large Cap Index Master Portfolio	1,856,708,204	—		(355,289,679	)(b)	4,782,458	397,484,714	1,903,685,697	$1,903,685,697	12,427,394		—
Master Small Cap Index Series	287,340,248	—		(28,474,236	)(b)	20,723,974	60,182,226	339,772,212	$339,772,212	1,064,410		—
U.S. Total Bond Index Master Portfolio	4,504,235,393	507,418,402	(b)	—		392,757	(304,444,356)	4,707,602,196	$4,707,602,196	41,803,785		—

						$35,975,253	$274,674,162	$9,107,884,164		$80,238,643		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,425,901,767	$—	$—	$1,425,901,767
Fixed-Income Funds	709,331,572	—	—	709,331,572
Money Market Funds	21,590,720	—	—	21,590,720

	$2,156,824,059	$—	$—	2,156,824,059

Investments Valued at NAV(a)				6,951,060,105

				$9,107,884,164

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 49.9%
iShares Core MSCI Total International Stock ETF(b)	16,150,199	$1,183,809,587
iShares Developed Real Estate Index Fund, Class K	13,904,965	156,569,911
Large Cap Index Master Portfolio	$1,765,939,393	1,765,939,393
Master Small Cap Index Series	$215,642,191	215,642,191

		3,321,961,082

Fixed-Income Funds — 49.9%
iShares TIPS Bond ETF(b)	3,767,709	482,304,429
U.S. Total Bond Index Master Portfolio	$2,844,386,030	2,844,386,030

		3,326,690,459

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	13,488,732	$13,496,825
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	23,421,553	23,421,553

		36,918,378

Total Investments — 100.3% (Cost: $5,307,586,000)		6,685,569,919
Liabilities in Excess of Other Assets — (0.3)%		(23,126,355)

Net Assets — 100.0%		$6,662,443,564

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$13,498,973	(a)	$—		$(2,148)	$—	$13,496,825	13,488,732	$7,990	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,022,024	12,399,529	(a)	—		—	—	23,421,553	23,421,553	1,061		—
iShares Core MSCI Total International Stock ETF	1,125,351,267	78,474,547		(116,949,150)		4,799,939	92,132,984	1,183,809,587	16,150,199	13,715,463		—
iShares Developed Real Estate Index Fund, Class K	144,161,301	9,443,982		(17,212,286)		(470,637)	20,647,551	156,569,911	13,904,965	2,076,295		—
iShares TIPS Bond ETF	423,705,326	58,817,375		(1,886,476)		(38,933)	1,707,137	482,304,429	3,767,709	5,419,592		—
Large Cap Index Master Portfolio	1,619,068,487	—		(222,918,656	)(a)	4,421,339	365,368,223	1,765,939,393	$1,765,939,393	11,243,384		—
Master Small Cap Index Series	176,985,710	—		(10,788,923	)(a)	13,209,639	36,235,765	215,642,191	$215,642,191	673,287		—
U.S. Total Bond Index Master Portfolio	2,454,277,664	617,834,662	(a)	—		222,009	(227,948,305)	2,844,386,030	$2,844,386,030	23,882,607		—

						$22,141,208	$288,143,355	$6,685,569,919		$57,019,679		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2020	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,340,379,498	$—	$—	$1,340,379,498
Fixed-Income Funds	482,304,429	—	—	482,304,429
Money Market Funds	36,918,378	—	—	36,918,378

	$1,859,602,305	$—	$—	1,859,602,305

Investments Valued at NAV(a)				4,825,967,614

				$6,685,569,919

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 62.1%
iShares Core MSCI Total International Stock ETF(b)	34,036,081	$2,494,844,737
iShares Developed Real Estate Index Fund, Class K	28,867,396	325,046,876
Large Cap Index Master Portfolio	$3,596,651,702	3,596,651,702
Master Small Cap Index Series	$288,303,596	288,303,596

		6,704,846,911

Fixed-Income Funds — 37.8%
iShares TIPS Bond ETF(b)	5,253,955	672,558,780
U.S. Total Bond Index Master Portfolio	$3,412,278,040	3,412,278,040

		4,084,836,820

Security	Shares	Value

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	68,251,008	$68,291,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	28,583,732	28,583,732

		96,875,691

Total Investments — 100.8% (Cost: $8,307,374,307)		10,886,559,422
Liabilities in Excess of Other Assets — (0.8)%		(83,129,114)

Net Assets — 100.0%		$10,803,430,308

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,686,445	$59,611,164	(a)	$—		$(6,181)	$531	$68,291,959	68,251,008	$22,737	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,373,031	10,210,701	(a)	—		—	—	28,583,732	28,583,732	1,718		—
iShares Core MSCI Total International Stock ETF	2,297,712,354	151,859,373		(155,587,397)		5,211,447	195,648,960	2,494,844,737	34,036,081	28,679,374		—
iShares Developed Real Estate Index Fund, Class K	288,534,691	17,841,333		(22,697,667)		(732,932)	42,101,451	325,046,876	28,867,396	4,208,980		—
iShares TIPS Bond ETF	578,617,409	93,349,209		(1,983,370)		(42,302)	2,617,834	672,558,780	5,253,955	7,620,750		—
Large Cap Index Master Portfolio	3,228,535,566	—		(330,757,671	)(a)	8,968,979	689,904,828	3,596,651,702	$3,596,651,702	22,607,359		—
Master Small Cap Index Series	242,057,849	—		(12,868,164	)(a)	17,568,507	41,545,404	288,303,596	$288,303,596	915,709		—
U.S. Total Bond Index Master Portfolio	2,889,132,110	862,324,633	(a)	—		266,970	(339,445,673)	3,412,278,040	$3,412,278,040	28,357,270		—

						$31,234,488	$632,373,335	$10,886,559,422		$92,413,897		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,819,891,613	$—	$—	$2,819,891,613
Fixed-Income Funds	672,558,780	—	—	672,558,780
Money Market Funds	96,875,691	—	—	96,875,691

	$3,589,326,084	$—	$—	3,589,326,084

Investments Valued at NAV(a)				7,297,233,338

				$10,886,559,422

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 73.6%
iShares Core MSCI Total International Stock ETF	25,468,467	$1,866,838,631
iShares Developed Real Estate Index Fund, Class K	21,533,031	242,461,925
Large Cap Index Master Portfolio	$2,650,758,620	2,650,758,620
Master Small Cap Index Series	$140,313,215	140,313,215

		4,900,372,391

Fixed-Income Funds — 26.2%
iShares TIPS Bond ETF	2,602,803	333,184,812
U.S. Total Bond Index Master Portfolio	$1,411,273,684	1,411,273,684

		1,744,458,496

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	21,871,767	$21,871,767

Total Investments — 100.1% (Cost: $4,996,161,718)		6,666,702,654

Liabilities in Excess of Other Assets — (0.1)%		(8,381,221)

Net Assets — 100.0%		$6,658,321,433

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(2,448	)(b)	$2,448	$—	$—	—	$6,959	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,680,641	11,191,126	(b)	—		—	—	21,871,767	21,871,767	1,185		—
iShares Core MSCI Total International Stock ETF	1,618,597,021	188,152,138		(84,910,711)		(214,396)	145,214,579	1,866,838,631	25,468,467	21,356,569		—
iShares Developed Real Estate Index Fund, Class K	197,985,491	21,043,883		(5,988,935)		(409,829)	29,831,315	242,461,925	21,533,031	3,013,029		—
iShares TIPS Bond ETF	267,814,551	65,781,747		(1,756,409)		(19,543)	1,364,466	333,184,812	2,602,803	3,670,259		—
Large Cap Index Master Portfolio	2,231,168,618	—		(43,896,008	)(b)	6,549,594	456,936,416	2,650,758,620	$2,650,758,620	16,142,641		—
Master Small Cap Index Series	119,787,483	—		(8,617,483	)(b)	8,563,918	20,579,297	140,313,215	$140,313,215	453,932		—
U.S. Total Bond Index Master Portfolio	1,107,175,687	481,568,655	(b)	—		104,283	(177,574,941)	1,411,273,684	$1,411,273,684	11,295,585		—

						$14,576,475	$476,351,132	$6,666,702,654		$55,940,159		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,109,300,556	$—	$—	$2,109,300,556
Fixed-Income Funds	333,184,812	—	—	333,184,812
Money Market Funds	21,871,767	—	—	21,871,767

	$2,464,357,135	$—	$—	2,464,357,135

Investments Valued at NAV(a)				4,202,345,519

				$6,666,702,654

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 84.3%
iShares Core MSCI Total International Stock ETF(b)	40,879,413	$2,996,460,973
iShares Developed Real Estate Index Fund, Class K	34,287,130	386,073,081
Large Cap Index Master Portfolio	$4,182,694,239	4,182,694,239
Master Small Cap Index Series	$152,809,932	152,809,932

		7,718,038,225

Fixed-Income Funds — 15.5%
iShares TIPS Bond ETF(b)	2,463,009	315,289,782
U.S. Total Bond Index Master Portfolio	$1,106,509,169	1,106,509,169

		1,421,798,951

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	13,080,569	$13,088,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)	27,856,186	27,856,186

		40,944,603

Total Investments — 100.2% (Cost: $6,586,084,715)		9,180,781,779
Liabilities in Excess of Other Assets — (0.2)%		(22,016,610)

Net Assets — 100.0%		$9,158,765,169

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$13,087,685	(a)	$—		$(264)	$996	$13,088,417	13,080,569	$20,705	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,848,565	10,007,621	(a)	—		—	—	27,856,186	27,856,186	1,422		—
iShares Core MSCI Total International Stock ETF	2,602,557,281	201,209,128		(43,578,023)		36,013	236,236,574	2,996,460,973	40,879,413	34,241,266		—
iShares Developed Real Estate Index Fund, Class K	319,814,829	23,036,855		(4,053,906)		(274,793)	47,550,096	386,073,081	34,287,130	4,859,305		—
iShares TIPS Bond ETF	249,158,120	64,921,002		—		—	1,210,660	315,289,782	2,463,009	3,425,507		—
Large Cap Index Master Portfolio	3,612,742,316	—	(a)	(84,394,675)		10,386,226	643,960,372	4,182,694,239	$4,182,694,239	25,776,881		—
Master Small Cap Index Series	142,164,372	—		(21,365,031	)(a)	9,641,242	22,369,349	152,809,932	$152,809,932	531,324		—
U.S. Total Bond Index Master Portfolio	870,508,013	404,460,657	(a)	—		83,810	(168,543,311)	1,106,509,169	$1,106,509,169	8,818,758		—

						$19,872,234	$782,784,736	$9,180,781,779		$77,675,168		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$3,382,534,054	$—	$—	$3,382,534,054
Fixed-Income Funds	315,289,782	—	—	315,289,782
Money Market Funds	40,944,603	—	—	40,944,603

	$3,738,768,439	$—	$—	3,738,768,439

Investments Valued at NAV(a)				5,442,013,340

				$9,180,781,779

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 93.0%
iShares Core MSCI Total International Stock ETF(b)	26,077,327	$1,911,468,069
iShares Developed Real Estate Index Fund, Class K	20,941,403	235,800,193
Large Cap Index Master Portfolio	$2,638,325,011	2,638,325,011
Master Small Cap Index Series	$65,138,298	65,138,298

		4,850,731,571

Fixed-Income Funds — 6.7%
iShares TIPS Bond ETF(b)	739,426	94,653,922
U.S. Total Bond Index Master Portfolio	$255,902,739	255,902,739

		350,556,661

Security	Shares	Value

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	12,389,216	$12,396,650
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	39,132,896	39,132,896

		51,529,546

Total Investments — 100.7% (Cost: $3,784,614,695)		5,252,817,778
Liabilities in Excess of Other Assets — (0.7)%		(38,369,766)

Net Assets — 100.0%		$5,214,448,012

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$12,392,374	(a)	$—		$4,276	$—	$12,396,650	12,389,216	$9,159	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,265,999	30,866,897	(a)	—		—	—	39,132,896	39,132,896	940		—
iShares Core MSCI Total International Stock ETF	1,566,904,530	225,244,583		(25,543,375)		(1,389,393)	146,251,724	1,911,468,069	26,077,327	21,598,717		—
iShares Developed Real Estate Index Fund, Class K	189,987,917	24,151,281		(6,798,393)		(721,958)	29,181,346	235,800,193	20,941,403	2,921,054		—
iShares TIPS Bond ETF	71,237,508	22,985,053		—		—	431,361	94,653,922	739,426	1,004,664		—
Large Cap Index Master Portfolio	2,141,738,687	144,118,912	(a)	—		6,489,480	345,977,932	2,638,325,011	$2,638,325,011	15,793,117		—
Master Small Cap Index Series	66,382,532	—		(15,112,723	)(a)	4,013,453	9,855,036	65,138,298	$65,138,298	250,940		—
U.S. Total Bond Index Master Portfolio	185,373,116	113,768,849	(a)	—		20,403	(43,259,629)	255,902,739	$255,902,739	1,930,411		—

						$8,416,261	$488,437,770	$5,252,817,778		$43,509,002		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,147,268,262	$—	$—	$2,147,268,262
Fixed-Income Funds	94,653,922	—	—	94,653,922
Money Market Funds	51,529,546	—	—	51,529,546

	$2,293,451,730	$—	$—	2,293,451,730

Investments Valued at NAV(a)				2,959,366,048

				$5,252,817,778

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.0%
iShares Core MSCI Total International Stock ETF(b)	28,303,718	$2,074,662,529
iShares Developed Real Estate Index Fund, Class K	22,687,227	255,458,175
Large Cap Index Master Portfolio	$2,843,896,868	2,843,896,868
Master Small Cap Index Series	$55,489,016	55,489,016

		5,229,506,588

Fixed-Income Funds — 1.8%
iShares TIPS Bond ETF(b)	226,038	28,935,125
U.S. Total Bond Index Master Portfolio	$68,541,803	68,541,803

		97,476,928

Security	Shares	Value

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	15,421,523	$15,430,776
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	44,848,453	44,848,453

		60,279,229

Total Investments — 100.9% (Cost: $3,827,880,137)		5,387,262,745
Liabilities in Excess of Other Assets — (0.9)%		(50,299,970)

Net Assets — 100.0%		$5,336,962,775

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$15,428,432	(a)	$—		$2,231	$113	$15,430,776	15,421,523	$14,788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,573,055	36,275,398	(a)	—		—	—	44,848,453	44,848,453	959		—
iShares Core MSCI Total International Stock ETF	1,700,816,417	248,953,173		(31,807,613)		(202,847)	156,903,399	2,074,662,529	28,303,718	23,392,107		—
iShares Developed Real Estate Index Fund, Class K	205,098,460	19,681,401		—		—	30,678,314	255,458,175	22,687,227	3,172,054		—
iShares TIPS Bond ETF	19,256,768	9,541,600		—		—	136,757	28,935,125	226,038	286,750		—
Large Cap Index Master Portfolio	2,306,318,251	187,232,070	(a)	—		6,981,116	343,365,431	2,843,896,868	$2,843,896,868	16,964,084		—
Master Small Cap Index Series	63,550,321	—		(20,563,041	)(a)	3,439,971	9,061,765	55,489,016	$55,489,016	231,084		—
U.S. Total Bond Index Master Portfolio	46,479,894	35,288,671	(a)	—		4,065	(13,230,827)	68,541,803	$68,541,803	504,475		—

						$10,224,536	$526,914,952	$5,387,262,745		$44,566,301		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,330,120,704	$—	$—	$2,330,120,704
Fixed-Income Funds	28,935,125	—	—	28,935,125
Money Market Funds	60,279,229	—	—	60,279,229

	$2,419,335,058	$—	$—	2,419,335,058

Investments Valued at NAV(a)				2,967,927,687

				$5,387,262,745

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	15,763,911	$1,155,494,676
iShares Developed Real Estate Index Fund, Class K	12,482,550	140,553,513
Large Cap Index Master Portfolio	$1,575,018,425	1,575,018,425
Master Small Cap Index Series	$28,356,814	28,356,814

		2,899,423,428

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	43,715	5,595,957
U.S. Total Bond Index Master Portfolio	$23,845,404	23,845,404

		29,441,361

Security	Shares	Value

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	31,063,419	$31,063,419

Total Investments — 100.7% (Cost: $2,148,160,679)		2,959,928,208

Liabilities in Excess of Other Assets — (0.7)%		(21,437,828)

Net Assets — 100.0%		$2,938,490,380

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(78	)(b)	$78	$—	$—	—	$3,427	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,542,787	26,520,632	(b)	—		—	—	31,063,419	31,063,419	569		—
iShares Core MSCI Total International Stock ETF	901,673,943	183,902,734		(14,810,770)		(296,312)	85,025,081	1,155,494,676	15,763,911	12,912,620		—
iShares Developed Real Estate Index Fund, Class K	110,282,734	16,446,397		(3,013,055)		(254,558)	17,091,995	140,553,513	12,482,550	1,722,770		—
iShares TIPS Bond ETF	4,120,542	1,447,190		—		—	28,225	5,595,957	43,715	61,428		—
Large Cap Index Master Portfolio	1,227,952,049	159,202,569	(b)	—		3,846,303	184,017,504	1,575,018,425	$1,575,018,425	9,240,186		—
Master Small Cap Index Series	30,467,314	—		(7,672,487	)(b)	1,752,333	3,809,654	28,356,814	$28,356,814	114,049		—
U.S. Total Bond Index Master Portfolio	18,822,990	8,550,392	(b)	—		1,513	(3,529,491)	23,845,404	$23,845,404	194,293		—

						$5,049,357	$286,442,968	$2,959,928,208		$24,249,342		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,296,048,189	$—	$—	$1,296,048,189
Fixed-Income Funds	5,595,957	—	—	5,595,957
Money Market Funds	31,063,419	—	—	31,063,419

	$1,332,707,565	$—	$—	1,332,707,565

Investments Valued at NAV(a)				1,627,220,643

				$2,959,928,208

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF(b)	6,128,242	$449,200,138
iShares Developed Real Estate Index Fund, Class K	4,837,127	54,466,052
Large Cap Index Master Portfolio	$613,008,791	613,008,791
Master Small Cap Index Series	$11,722,850	11,722,850

		1,128,397,831

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	9,853	1,261,283
U.S. Total Bond Index Master Portfolio	$10,199,920	10,199,920

		11,461,203

Security	Shares	Value

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	2,371,892	$2,373,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	15,148,102	15,148,102

		17,521,417

Total Investments — 101.2% (Cost: $881,056,323)		1,157,380,451
Liabilities in Excess of Other Assets — (1.2)%		(13,655,381)

Net Assets — 100.0%		$1,143,725,070

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,373,310	(a)	$—		$(232)	$237	$2,373,315	2,371,892	$2,621	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,608,957	13,539,145	(a)	—		—	—	15,148,102	15,148,102	253		—
iShares Core MSCI Total International Stock ETF	316,979,105	106,058,079		(4,655,480)		(104,412)	30,922,846	449,200,138	6,128,242	4,958,350		—
iShares Developed Real Estate Index Fund, Class K	38,841,221	9,442,559		—		—	6,182,272	54,466,052	4,837,127	640,735		—
iShares TIPS Bond ETF	815,045	438,535		—		—	7,703	1,261,283	9,853	13,516		—
Large Cap Index Master Portfolio	433,335,641	110,396,559	(a)	—		1,480,965	67,795,626	613,008,791	$613,008,791	3,430,608		—
Master Small Cap Index Series	11,601,533	—		(2,460,119	)(a)	721,442	1,859,994	11,722,850	$11,722,850	43,897		—
U.S. Total Bond Index Master Portfolio	7,301,115	4,137,299	(a)	—		646	(1,239,140)	10,199,920	$10,199,920	79,432		—

						$2,098,409	$105,529,538	$1,157,380,451		$9,169,412		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$503,666,190	$—	$—	$503,666,190
Fixed-Income Funds	1,261,283	—	—	1,261,283
Money Market Funds	17,521,417	—	—	17,521,417

	$522,448,890	$—	$—	522,448,890

Investments Valued at NAV(a)				634,931,561

				$1,157,380,451

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) June 30, 2021	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF(b)	377,605	$27,678,447
iShares Developed Real Estate Index Fund, Class K	298,078	3,356,362
Large Cap Index Master Portfolio	$37,781,030	37,781,030
Master Small Cap Index Series	$713,168	713,168

		69,529,007

Fixed-Income Funds — 1.0%
U.S. Total Bond Index Master Portfolio	$706,169	706,169

Security	Shares	Value

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	2,393,738	$2,395,174
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	1,067,515	1,067,515

		3,462,689

Total Investments — 104.4% (Cost: $65,241,420)		73,697,865
Liabilities in Excess of Other Assets — (4.4)%		(3,083,089)

Net Assets — 100.0%		$70,614,776

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,392,821	(a)	$—	$2,117	$236	$2,395,174	2,393,738	$3,144	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,759	1,017,756	(a)	—	—	—	1,067,515	1,067,515	25		—
iShares Core MSCI Total International Stock ETF	9,740,937	17,316,498		(593,422)	(6,099)	1,220,533	27,678,447	377,605	288,581		—
iShares Developed Real Estate Index Fund, Class K	1,185,960	1,928,754		(41,873)	22	283,499	3,356,362	298,078	30,515		—
Large Cap Index Master Portfolio	13,455,100	21,031,870	(a)	—	87,171	3,206,889	37,781,030	$37,781,030	162,773		—
Master Small Cap Index Series	331,975	282,536	(a)	—	42,233	56,424	713,168	$713,168	1,793		—
U.S. Total Bond Index Master Portfolio	251,595	521,720	(a)	—	14	(67,160)	706,169	$706,169	4,326		—

					$125,458	$4,700,421	$73,697,865		$491,157		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$31,034,809	$—	$—	$31,034,809
Money Market Funds	3,462,689	—	—	3,462,689

	$34,497,498	$—	$—	34,497,498

Investments Valued at NAV(a)				39,200,367

				$73,697,865

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$9,107,884,164	$6,685,569,919	$10,886,559,422	$6,666,702,654
Receivables:
Investments sold	1,066	26,683,437	24,894,314	—
Securities lending income — affiliated	1,775	1,149	5,624	2,469
Capital shares sold	8,064,571	10,841,038	9,569,475	9,940,580
Dividends — affiliated	39	57	95	66
From the Manager	23,328	29,411	70,202	54,947

Total assets	9,115,974,943	6,723,125,011	10,921,099,132	6,676,700,716

LIABILITIES
Collateral on securities loaned, at value	—	13,496,825	68,289,621	—
Payables:
Investments purchased	4,461,540	36,889,479	31,896,665	8,549,534
Administration fees	413,356	224,997	457,925	215,980
Capital gains distributions	585,867	206,596	621,884	301,788
Capital shares redeemed	9,191,596	7,270,904	12,841,951	6,502,344
Income dividend distributions	2,171,488	2,465,669	2,975,721	2,731,716
Trustees’ and Officer’s fees	36,166	36,972	36,058	3,397
Other accrued expenses	13,287	1,654	11,823	1,734
Professional fees	35,946	38,013	36,494	31,375
Service fees	587,364	50,338	500,682	41,415

Total liabilities	17,496,610	60,681,447	117,668,824	18,379,283

NET ASSETS	$9,098,478,333	$6,662,443,564	$10,803,430,308	$6,658,321,433

NET ASSETS CONSIST OF
Paid-in capital	$7,226,221,122	$5,289,019,707	$8,229,821,282	$5,001,205,786
Accumulated earnings	1,872,257,211	1,373,423,857	2,573,609,026	1,657,115,647

NET ASSETS	$9,098,478,333	$6,662,443,564	$10,803,430,308	$6,658,321,433

(a) Investments, at cost — affiliated	$7,264,925,723	$5,307,586,000	$8,307,374,307	$4,996,161,718
(b) Securities loaned, at value	$—	$13,104,181	$66,312,284	$—

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

NET ASSET VALUE

Institutional
Net assets	$539,274,691	$226,429,135	$650,784,360	$184,922,383

Shares outstanding	36,623,406	13,786,438	37,426,202	9,988,377

Net asset value	$14.72	$16.42	$17.39	$18.51

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$260,563,116	$171,849,869	$261,545,548	$176,306,885

Shares outstanding	17,719,124	10,477,929	15,047,958	9,549,004

Net asset value	$14.71	$16.40	$17.38	$18.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$2,610,105,922	$81,528,404	$2,190,227,008	$32,478,428

Shares outstanding	177,651,160	4,980,895	126,103,062	1,762,154

Net asset value	$14.69	$16.37	$17.37	$18.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$5,688,534,604	$6,182,636,156	$7,700,873,392	$6,264,613,737

Shares outstanding	386,540,766	376,287,489	443,278,660	338,680,070

Net asset value	$14.72	$16.43	$17.37	$18.50

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$9,180,781,779	$5,252,817,778	$5,387,262,745	$2,959,928,208
Receivables:
Investments sold	18,129,328	—	—	—
Securities lending income — affiliated	6,033	3,556	3,884	784
Capital shares sold	11,581,035	8,952,281	6,837,416	5,993,076
Dividends — affiliated	84	58	61	36
From the Manager	82,704	48,524	92,616	26,770

Total assets	9,210,580,963	5,261,822,197	5,394,196,722	2,965,948,874

LIABILITIES
Collateral on securities loaned, at value	13,083,184	12,396,650	15,425,684	—
Payables:
Investments purchased	27,597,382	28,664,533	34,140,359	25,178,778
Administration fees	389,087	173,065	201,467	96,933
Capital gains distributions	214,497	53,571	—	—
Capital shares redeemed	7,406,286	3,811,038	5,483,139	991,745
Income dividend distributions	2,658,063	2,210,330	1,806,828	1,140,544
Trustees’ and Officer’s fees	35,095	6,777	6,913	5,003
Other accrued expenses	—	1,394	—	—
Professional fees	36,248	27,023	26,957	26,772
Service fees	395,952	29,804	142,600	18,719

Total liabilities	51,815,794	47,374,185	57,233,947	27,458,494

NET ASSETS	$9,158,765,169	$5,214,448,012	$5,336,962,775	$2,938,490,380

NET ASSETS CONSIST OF
Paid-in capital	$6,600,874,611	$3,771,120,878	$3,807,636,084	$2,149,460,042
Accumulated earnings	2,557,890,558	1,443,327,134	1,529,326,691	789,030,338

NET ASSETS	$9,158,765,169	$5,214,448,012	$5,336,962,775	$2,938,490,380

(a) Investments, at cost — affiliated	$6,586,084,715	$3,784,614,695	$3,827,880,137	$2,148,160,679
(b) Securities loaned, at value	$12,732,152	$12,044,519	$15,085,182	$—

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$702,829,855	$148,091,540	$146,795,905	$105,197,902

Shares outstanding	36,175,255	7,275,637	7,018,320	4,910,706

Net asset value	$19.43	$20.35	$20.92	$21.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$192,651,818	$138,619,919	$132,008,506	$89,177,482

Shares outstanding	9,936,083	6,826,291	6,328,448	4,173,276

Net asset value	$19.39	$20.31	$20.86	$21.37

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$1,756,384,429	$10,927,330	$572,869,827	$5,228,385

Shares outstanding	90,660,155	539,029	27,484,094	244,915

Net asset value	$19.37	$20.27	$20.84	$21.35

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$6,506,899,067	$4,916,809,223	$4,485,288,537	$2,738,886,611

Shares outstanding	334,959,044	241,355,743	214,467,903	127,826,727

Net asset value	$19.43	$20.37	$20.91	$21.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$1,157,380,451	$73,697,865
Receivables:
Securities lending income — affiliated	389	1,922
Capital shares sold	2,719,555	307,935
Dividends — affiliated	16	2
From the Administrator	—	1,102
From the Manager	19,016	878

Total assets	1,160,119,427	74,009,704

LIABILITIES
Collateral on securities loaned, at value	2,373,310	2,392,822
Payables:
Investments purchased	12,856,579	926,169
Administration fees	33,943	—
Capital shares redeemed	634,227	34,948
Income dividend distributions	455,732	21,951
Trustees’ and Officer’s fees	4,223	3,035
Professional fees	31,103	15,656
Service fees	5,240	347

Total liabilities	16,394,357	3,394,928

NET ASSETS	$1,143,725,070	$70,614,776

NET ASSETS CONSIST OF
Paid-in capital	$888,735,307	$62,501,556
Accumulated earnings	254,989,763	8,113,220

NET ASSETS	$1,143,725,070	$70,614,776

(a) Investments, at cost — affiliated	$881,056,323	$65,241,420
(b) Securities loaned, at value	$2,311,809	$2,323,097

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$32,837,749	$4,216,769

Shares outstanding	1,721,336	315,460

Net asset value	$19.08	$13.37

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$20,770,511	$283,720

Shares outstanding	1,091,481	21,229

Net asset value	$19.03	$13.36

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor P
Net assets	$6,512,262	$1,526,604

Shares outstanding	342,384	114,313

Net asset value	$19.02	$13.35

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$1,083,604,548	$64,587,683

Shares outstanding	56,786,845	4,831,555

Net asset value	$19.08	$13.37

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations (unaudited)

Six Months Ended June 30, 2021

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$24,934,215	$21,212,411	$40,510,821	$28,041,042
Securities lending income — affiliated — net	8,840	7,990	22,737	6,959
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	13,920,606	12,223,536	24,029,476	16,908,054
Interest — affiliated	42,463,831	24,300,633	28,940,981	11,595,257
Expenses	(1,307,863)	(852,920)	(1,248,575)	(679,243)
Fees waived	219,014	128,029	158,457	68,090

Total investment income	80,238,643	57,019,679	92,413,897	55,940,159

EXPENSES
Service — class specific	3,529,509	302,828	2,979,331	252,571
Administration — class specific	2,592,084	1,356,159	2,756,693	1,297,278
Investment advisory	2,191,212	1,550,886	2,506,238	1,505,161
Trustees and Officer	37,646	40,645	37,885	29,820
Professional	28,245	26,114	23,743	23,961
Miscellaneous	4,507	4,132	4,133	4,507

Total expenses	8,383,203	3,280,764	8,308,023	3,113,298
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,477,191)	(1,836,262)	(3,021,364)	(1,883,435)

Total expenses after fees waived and/or reimbursed	5,906,012	1,444,502	5,286,659	1,229,863

Net investment income	74,332,631	55,575,177	87,127,238	54,710,296

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	10,076,064	4,288,221	4,430,032	(641,320)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	25,899,189	17,852,987	26,804,456	15,217,795

	35,975,253	22,141,208	31,234,488	14,576,475

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	121,451,578	114,487,672	240,368,776	176,410,360
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	153,222,584	173,655,683	392,004,559	299,940,772

	274,674,162	288,143,355	632,373,335	476,351,132

Net realized and unrealized gain	310,649,415	310,284,563	663,607,823	490,927,607

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$384,982,046	$365,859,740	$750,735,061	$545,637,903

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended June 30, 2021

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$42,527,500	$25,525,375	$26,851,871	$14,697,388
Securities lending income — affiliated — net	20,705	9,159	14,788	3,427
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	26,753,721	16,298,205	17,459,581	9,498,332
Interest — affiliated	9,177,200	2,103,792	669,926	282,627
Expenses	(866,355)	(448,255)	(444,216)	(239,810)
Fees waived	62,397	20,726	14,351	7,378

Total investment income	77,675,168	43,509,002	44,566,301	24,249,342

EXPENSES
Service — class specific	2,330,003	180,255	834,973	112,275
Administration — class specific	2,313,734	1,005,178	1,158,852	564,926
Investment advisory	2,100,877	1,168,419	1,197,128	647,982
Trustees and Officer	37,961	8,648	8,786	6,667
Professional	26,270	23,560	23,118	22,992
Miscellaneous	4,507	4,132	4,133	2,133

Total expenses	6,813,352	2,390,192	3,226,990	1,356,975
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,619,653)	(1,464,084)	(1,486,717)	(819,547)

Total expenses after fees waived and/or reimbursed	4,193,699	926,108	1,740,273	537,428

Net investment income	73,481,469	42,582,894	42,826,028	23,711,914

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(239,044)	(2,107,075)	(200,616)	(550,792)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	20,111,278	10,523,336	10,425,152	5,600,149

	19,872,234	8,416,261	10,224,536	5,049,357

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	284,998,326	175,864,431	187,718,583	102,145,301
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	497,786,410	312,573,339	339,196,369	184,297,667

	782,784,736	488,437,770	526,914,952	286,442,968

Net realized and unrealized gain	802,656,970	496,854,031	537,139,488	291,492,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$876,138,439	$539,436,925	$579,965,516	$315,204,239

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited) (continued)

Six Months Ended June 30, 2021

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$5,612,854	$319,121
Securities lending income — affiliated — net	2,621	3,144
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	3,528,173	167,155
Interest — affiliated	112,342	5,836
Expenses	(89,365)	(4,228)
Fees waived	2,787	129

Total investment income	9,169,412	491,157

EXPENSES
Investment advisory	240,904	11,410
Administration — class specific	205,403	10,083
Service — class specific	29,205	1,326
Professional	20,664	11,597
Trustees and Officer	4,408	4,181
Miscellaneous	1,132	57

Total expenses	501,716	38,654
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(320,432)	(31,092)

Total expenses after fees waived and/or reimbursed	181,284	7,562

Net investment income	8,988,128	483,595

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(104,644)	(3,960)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	2,203,053	129,418

	2,098,409	125,458

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	37,113,058	1,504,268
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	68,416,480	3,196,153

	105,529,538	4,700,421

Net realized and unrealized gain	107,627,947	4,825,879

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,616,075	$5,309,474

See notes to financial statements.

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$74,332,631	$153,324,991	$55,575,177	$98,981,779
Net realized gain (loss)	35,975,253	43,692,092	22,141,208	(825,707)
Net change in unrealized appreciation (depreciation)	274,674,162	725,633,952	288,143,355	544,927,549

Net increase in net assets resulting from operations	384,982,046	922,651,035	365,859,740	643,083,621

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,546,196)	(14,238,567)	(2,021,885)	(4,764,746)
Investor A	(2,382,853)	(6,257,841)	(1,349,528)	(3,284,895)
Investor P	(23,841,945)	(62,034,231)	(622,699)	(1,156,148)
Class K	(59,405,220)	(136,617,429)	(56,072,810)	(115,378,427)

Decrease in net assets resulting from distributions to shareholders	(91,176,214)	(219,148,068)	(60,066,922)	(124,584,216)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	103,824,937	148,345,914	445,815,488	877,067,746

NET ASSETS
Total increase in net assets	397,630,769	851,848,881	751,608,306	1,395,567,151
Beginning of period	8,700,847,564	7,848,998,683	5,910,835,258	4,515,268,107

End of period	$9,098,478,333	$8,700,847,564	$6,662,443,564	$5,910,835,258

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets   (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$87,127,238	$152,931,743	$54,710,296	$87,474,732
Net realized gain (loss)	31,234,488	(20,187,068)	14,576,475	(20,247,551)
Net change in unrealized appreciation (depreciation)	632,373,335	941,828,933	476,351,132	603,326,930

Net increase in net assets resulting from operations	750,735,061	1,074,573,608	545,637,903	670,554,111

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,259,775)	(11,523,828)	(1,621,353)	(2,976,773)
Investor A	(2,235,955)	(4,248,516)	(1,376,906)	(2,626,742)
Investor P	(18,619,978)	(35,083,745)	(249,584)	(337,221)
Class K	(75,200,632)	(118,860,246)	(56,301,650)	(88,754,823)

Decrease in net assets resulting from distributions to shareholders	(102,316,340)	(169,716,335)	(59,549,493)	(94,695,559)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	676,850,446	772,660,876	657,334,243	861,294,810

NET ASSETS
Total increase in net assets	1,325,269,167	1,677,518,149	1,143,422,653	1,437,153,362
Beginning of period	9,478,161,141	7,800,642,992	5,514,898,780	4,077,745,418

End of period	$10,803,430,308	$9,478,161,141	$6,658,321,433	$5,514,898,780

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$73,481,469	$119,306,852	$42,582,894	$63,844,856
Net realized gain (loss)	19,872,234	(49,464,754)	8,416,261	(31,183,327)
Net change in unrealized appreciation (depreciation)	782,784,736	896,933,558	488,437,770	526,007,151

Net increase in net assets resulting from operations	876,138,439	966,775,656	539,436,925	558,668,680

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,080,328)	(10,744,246)	(1,202,725)	(2,168,990)
Investor A	(1,462,471)	(2,566,599)	(982,278)	(1,827,801)
Investor P	(13,281,489)	(23,547,447)	(77,119)	(103,658)
Class K	(57,340,104)	(86,271,419)	(40,785,376)	(61,561,319)

Decrease in net assets resulting from distributions to shareholders	(78,164,392)	(123,129,711)	(43,047,498)	(65,661,768)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	564,093,159	787,329,777	499,551,292	764,664,181

NET ASSETS
Total increase in net assets	1,362,067,206	1,630,975,722	995,940,719	1,257,671,093
Beginning of period	7,796,697,963	6,165,722,241	4,218,507,293	2,960,836,200

End of period	$9,158,765,169	$7,796,697,963	$5,214,448,012	$4,218,507,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets   (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,826,028	$64,716,672	$23,711,914	$34,040,790
Net realized gain (loss)	10,224,536	(37,238,444)	5,049,357	(21,198,052)
Net change in unrealized appreciation (depreciation)	526,914,952	559,411,860	286,442,968	306,578,095

Net increase in net assets resulting from operations	579,965,516	586,890,088	315,204,239	319,420,833

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,160,147)	(2,134,309)	(825,255)	(1,412,113)
Investor A	(909,366)	(1,576,679)	(609,564)	(1,097,229)
Investor P	(3,942,240)	(7,343,515)	(35,464)	(45,780)
Class K	(36,369,011)	(55,261,034)	(21,970,642)	(32,204,254)

Decrease in net assets resulting from distributions to shareholders	(42,380,764)	(66,315,537)	(23,440,925)	(34,759,376)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	464,927,544	702,554,486	351,311,233	509,165,861

NET ASSETS
Total increase in net assets	1,002,512,296	1,223,129,037	643,074,547	793,827,318
Beginning of period	4,334,450,479	3,111,321,442	2,295,415,833	1,501,588,515

End of period	$5,336,962,775	$4,334,450,479	$2,938,490,380	$2,295,415,833

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,988,128	$11,130,108	$483,595	$210,430
Net realized gain (loss)	2,098,409	(18,991,901)	125,458	(471,735)
Net change in unrealized appreciation (depreciation)	105,529,538	124,824,221	4,700,421	3,682,912

Net increase in net assets resulting from operations	116,616,075	116,962,428	5,309,474	3,421,607

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(248,268)	(319,101)	(27,817)	(12,917)
Investor A	(137,643)	(176,813)	(1,651)	(1,104)
Investor P	(43,097)	(54,790)	(8,782)	(3,874)
Class K	(8,446,090)	(10,610,001)	(437,342)	(194,014)

Decrease in net assets resulting from distributions to shareholders	(8,875,098)	(11,160,705)	(475,592)	(211,909)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	225,005,116	294,535,605	40,661,419	19,812,560

NET ASSETS
Total increase in net assets	332,746,093	400,337,328	45,495,301	23,022,258
Beginning of period	810,978,977	410,641,649	25,119,475	2,097,217

End of period	$1,143,725,070	$810,978,977	$70,614,776	$25,119,475

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.24		$13.05		$11.55		$12.26		$11.33		$10.97

Net investment income(a)	0.12		0.26		0.37		0.30		0.25		0.23
Net realized and unrealized gain (loss)	0.51		1.30		1.44		(0.73)		0.96		0.41

Net increase (decrease) from investment operations	0.63		1.56		1.81		(0.43)		1.21		0.64

Distributions(b)
From net investment income	(0.13)		(0.27)		(0.30)		(0.27)		(0.25)		(0.22)
From net realized gain	(0.02)		(0.10)		(0.01)		(0.01)		(0.03)		(0.06)

Total distributions	(0.15)		(0.37)		(0.31)		(0.28)		(0.28)		(0.28)

Net asset value, end of period	$14.72		$14.24		$13.05		$11.55		$12.26		$11.33

Total Return(c)
Based on net asset value	4.45	%(d)	12.16%		15.84%		(3.55)%		10.69%		5.86%

Ratios to Average Net Assets
Total expenses	0.17	%(e)(f)	0.18	%(g)	0.17	%(h)(i)	0.18	%(h)(j)	0.17	%(h)	0.19	%(h)

Total expenses after fees waived and/or reimbursed	0.11	%(e)(f)	0.11	%(g)	0.12	%(h)(i)	0.12	%(h)(j)	0.13	%(h)	0.13	%(h)

Net investment income	1.74	%(e)(f)	1.98	%(g)	2.92	%(h)	2.51	%(h)	2.10	%(h)	2.02	%(h)

Supplemental Data
Net assets, end of period (000)	$539,275		$546,055		$532,913		$145,418		$72,929		$71,606

Portfolio turnover rate	5	%(k)	20	%(l)	13	%(m)	25	%(m)	10	%(m)	13	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(f)	Annualized.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%

(i)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.22		$13.04		$11.54		$12.25		$11.32		$10.97

Net investment income(a)	0.11		0.23		0.34		0.27		0.22		0.20
Net realized and unrealized gain (loss)	0.51		1.29		1.45		(0.73)		0.96		0.40

Net increase (decrease) from investment operations	0.62		1.52		1.79		(0.46)		1.18		0.60

Distributions(b)
From net investment income	(0.11)		(0.24)		(0.28)		(0.24)		(0.22)		(0.19)
From net realized gain	(0.02)		(0.10)		(0.01)		(0.01)		(0.03)		(0.06)

Total distributions	(0.13)		(0.34)		(0.29)		(0.25)		(0.25)		(0.25)

Net asset value, end of period	$14.71		$14.22		$13.04		$11.54		$12.25		$11.32

Total Return(c)
Based on net asset value	4.40	%(d)	11.81%		15.60%		(3.80)%		10.43%		5.51%

Ratios to Average Net Assets
Total expenses	0.42	%(e)(f)	0.43	%(g)	0.47	%(h)(i)	0.44	%(h)(j)	0.42	%(h)	0.44	%(h)

Total expenses after fees waived and/or reimbursed	0.36	%(e)(f)	0.36	%(g)	0.37	%(h)(i)	0.38	%(h)(j)	0.38	%(h)	0.38	%(h)

Net investment income	1.49	%(e)(f)	1.72	%(g)	2.67	%(h)	2.24	%(h)	1.84	%(h)	1.75	%(h)

Supplemental Data
Net assets, end of period (000)	$260,563		$256,714		$306,254		$82,454		$89,720		$72,286

Portfolio turnover rate	5	%(k)	20	%(l)	13	%(m)	25	%(m)	10	%(m)	13	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(f)	Annualized.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%

(i)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$14.21		$13.02		$11.53		$12.23

Net investment income(b)	0.11		0.23		0.34		0.12
Net realized and unrealized gain (loss)	0.50		1.30		1.43		(0.67)

Net increase (decrease) from investment operations	0.61		1.53		1.77		(0.55)

Distributions(c)
From net investment income	(0.11)		(0.24)		(0.27)		(0.14)
From net realized gain	(0.02)		(0.10)		(0.01)		(0.01)

Total distributions	(0.13)		(0.34)		(0.28)		(0.15)

Net asset value, end of period	$14.69		$14.21		$13.02		$11.53

Total Return(d)
Based on net asset value	4.33	%(e)	11.90%		15.52%		(4.56	)%(e)

Ratios to Average Net Assets
Total expenses	0.42	%(f)(g)	0.43	%(h)	0.42	%(i)(j)	0.41	%(g)(i)(k)(l)

Total expenses after fees waived and/or reimbursed	0.36	%(f)(g)	0.36	%(h)	0.37	%(i)(j)	0.36	%(g)(i)(k)(l)

Net investment income	1.49	%(f)(g)	1.73	%(h)	2.67	%(i)	2.47	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$2,610,106		$2,590,635		$2,547,420		$912,090

Portfolio turnover rate	5	%(m)	20	%(n)	13	%(o)	25	%(o)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.03%	0.03%

(j)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(k)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(l)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(m)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(o)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$14.23		$13.04		$11.54		$12.25		$11.32		$10.97

Net investment income(a)	0.13		0.27		0.38		0.31		0.26		0.23
Net realized and unrealized gain (loss)	0.51		1.30		1.44		(0.73)		0.95		0.40

Net increase (decrease) from investment operations	0.64		1.57		1.82		(0.42)		1.21		0.63

Distributions(b)
From net investment income	(0.13)		(0.28)		(0.31)		(0.28)		(0.25)		(0.22)
From net realized gain	(0.02)		(0.10)		(0.01)		(0.01)		(0.03)		(0.06)

Total distributions	(0.15)		(0.38)		(0.32)		(0.29)		(0.28)		(0.28)

Net asset value, end of period	$14.72		$14.23		$13.04		$11.54		$12.25		$11.32

Total Return(c)
Based on net asset value	4.55	%(d)	12.22%		15.90%		(3.51)%		10.75%		5.82%

Ratios to Average Net Assets
Total expenses	0.12	%(e)(f)	0.12	%(g)	0.11	%(h)(i)	0.13	%(h)(j)	0.12	%(h)	0.14	%(h)

Total expenses after fees waived and/or reimbursed	0.06	%(e)(f)	0.06	%(g)	0.07	%(h)(i)	0.08	%(h)(j)	0.08	%(h)	0.08	%(h)

Net investment income	1.80	%(e)(f)	2.03	%(g)	2.96	%(h)	2.54	%(h)	2.13	%(h)	2.05	%(h)

Supplemental Data
Net assets, end of period (000)	$5,688,535		$5,307,443		$4,462,412		$1,160,344		$1,072,195		$666,364

Portfolio turnover rate	5	%(k)	20	%(l)	13	%(m)	25	%(m)	10	%(m)	13	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(f)	Annualized.
(g)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.03%, respectively.

(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%

(i)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.64		$14.24		$12.35		$13.31		$11.90		$11.39

Net investment income(a)	0.14		0.28		0.37		0.32		0.29		0.25
Net realized and unrealized gain (loss)	0.79		1.46		1.94		(0.95)		1.41		0.53

Net increase (decrease) from investment operations	0.93		1.74		2.31		(0.63)		1.70		0.78

Distributions(b)
From net investment income	(0.14)		(0.28)		(0.36)		(0.30)		(0.28)		(0.24)
From net realized gain	(0.01)		(0.06)		(0.06)		(0.03)		(0.01)		(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.15)		(0.34)		(0.42)		(0.33)		(0.29)		(0.27)

Net asset value, end of period	$16.42		$15.64		$14.24		$12.35		$13.31		$11.90

Total Return(d)
Based on net asset value	5.94	%(e)	12.44%		18.84%		(4.83)%		14.38%		6.82%

Ratios to Average Net Assets
Total expenses	0.17	%(f)(g)	0.17	%(h)	0.16	%(i)	0.16	%(i)	0.17	%(i)	0.18	%(i)

Total expenses after fees waived and/or reimbursed	0.11	%(f)(g)	0.10	%(h)	0.11	%(i)	0.12	%(i)	0.13	%(i)	0.13	%(i)

Net investment income	1.74	%(f)(g)	1.94	%(h)	2.69	%(i)	2.41	%(i)	2.26	%(i)	2.16	%(i)

Supplemental Data
Net assets, end of period (000)	$226,429		$220,702		$189,202		$104,908		$102,921		$76,593

Portfolio turnover rate	6	%(j)	16	%(k)	11	%(l)	11	%(l)	8	%(l)	16	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.62		$14.22		$12.33		$13.29		$11.89		$11.38

Net investment income(a)	0.12		0.24		0.32		0.28		0.25		0.22
Net realized and unrealized gain (loss)	0.79		1.47		1.96		(0.94)		1.40		0.53

Net increase (decrease) from investment operations	0.91		1.71		2.28		(0.66)		1.65		0.75

Distributions(b)
From net investment income	(0.12)		(0.25)		(0.33)		(0.27)		(0.24)		(0.21)
From net realized gain	(0.01)		(0.06)		(0.06)		(0.03)		(0.01)		(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.13)		(0.31)		(0.39)		(0.30)		(0.25)		(0.24)

Net asset value, end of period	$16.40		$15.62		$14.22		$12.33		$13.29		$11.89

Total Return(d)
Based on net asset value	5.82	%(e)	12.18%		18.59%		(5.08)%		14.03%		6.57%

Ratios to Average Net Assets
Total expenses	0.42	%(f)(g)	0.41	%(h)	0.42	%(i)	0.41	%(i)	0.41	%(i)	0.43	%(i)

Total expenses after fees waived and/or reimbursed	0.36	%(f)(g)	0.35	%(h)	0.36	%(i)	0.37	%(i)	0.38	%(i)	0.38	%(i)

Net investment income	1.48	%(f)(g)	1.69	%(h)	2.37	%(i)	2.10	%(i)	1.98	%(i)	1.90	%(i)

Supplemental Data
Net assets, end of period (000)	$171,850		$167,418		$157,606		$119,566		$157,207		$133,514

Portfolio turnover rate	6	%(j)	16	%(k)	11	%(l)	11	%(l)	8	%(l)	16	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$15.59		$14.20		$12.32		$13.38

Net investment income(b)	0.12		0.24		0.35		0.17
Net realized and unrealized gain (loss)	0.79		1.46		1.93		(1.04)

Net increase (decrease) from investment operations	0.91		1.70		2.28		(0.87)

Distributions(c)
From net investment income	(0.12)		(0.25)		(0.34)		(0.16)
From net realized gain	(0.01)		(0.06)		(0.06)		(0.03)

Total distributions	(0.13)		(0.31)		(0.40)		(0.19)

Net asset value, end of period	$16.37		$15.59		$14.20		$12.32

Total Return(d)
Based on net asset value	5.85	%(e)	12.15%		18.60%		(6.57	)%(e)

Ratios to Average Net Assets
Total expenses	0.42	%(f)(g)	0.42	%(h)	0.41	%(i)	0.40	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(f)(g)	0.35	%(h)	0.36	%(i)	0.35	%(g)(i)

Net investment income	1.53	%(f)(g)	1.72	%(h)	2.59	%(i)	3.53	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$81,528		$63,916		$34,190		$1,810

Portfolio turnover rate	6	%(j)	16	%(k)	11	%(l)	11	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$15.64		$14.25		$12.35		$13.31		$11.90		$11.39

Net investment income(a)	0.14		0.29		0.36		0.33		0.30		0.26
Net realized and unrealized gain (loss)	0.80		1.45		1.97		(0.95)		1.40		0.52

Net increase (decrease) from investment operations	0.94		1.74		2.33		(0.62)		1.70		0.78

Distributions(b)
From net investment income	(0.14)		(0.29)		(0.37)		(0.31)		(0.28)		(0.24)
From net realized gain	(0.01)		(0.06)		(0.06)		(0.03)		(0.01)		(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.15)		(0.35)		(0.43)		(0.34)		(0.29)		(0.27)

Net asset value, end of period	$16.43		$15.64		$14.25		$12.35		$13.31		$11.90

Total Return(d)
Based on net asset value	6.03	%(e)	12.42%		18.98%		(4.78)%		14.43%		6.87%

Ratios to Average Net Assets
Total expenses	0.12	%(f)(g)	0.12	%(h)	0.10	%(i)	0.11	%(i)	0.11	%(i)	0.13	%(i)

Total expenses after fees waived and/or reimbursed	0.06	%(f)(g)	0.05	%(h)	0.06	%(i)	0.07	%(i)	0.07	%(i)	0.08	%(i)

Net investment income	1.81	%(f)(g)	2.00	%(h)	2.68	%(i)	2.47	%(i)	2.34	%(i)	2.19	%(i)

Supplemental Data
Net assets, end of period (000)	$6,182,636		$5,458,799		$4,134,270		$2,777,710		$2,240,495		$1,225,637

Portfolio turnover rate	6	%(j)	16	%(k)	11	%(l)	11	%(l)	8	%(l)	16	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.03%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.30		$14.72		$12.57		$13.62		$11.99		$11.45

Net investment income(a)	0.15		0.28		0.37		0.38		0.31		0.26
Net realized and unrealized gain (loss)	1.11		1.60		2.25		(1.13)		1.63		0.56

Net increase (decrease) from investment operations	1.26		1.88		2.62		(0.75)		1.94		0.82

Distributions(b)
From net investment income	(0.15)		(0.28)		(0.38)		(0.29)		(0.29)		(0.25)
From net realized gain	(0.02)		(0.02)		(0.09)		(0.01)		(0.02)		(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.30)		(0.47)		(0.30)		(0.31)		(0.28)

Net asset value, end of period	$17.39		$16.30		$14.72		$12.57		$13.62		$11.99

Total Return(d)
Based on net asset value	7.73	%(e)	13.05%		21.00%		(5.60)%		16.29%		7.23%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	0.16	%(h)	0.17	%(i)	0.16	%(i)(j)	0.16	%(i)	0.19	%(i)

Total expenses after fees waived and/or reimbursed	0.10	%(f)(g)	0.10	%(h)	0.11	%(i)	0.11	%(i)(j)	0.12	%(i)	0.13	%(i)

Net investment income	1.75	%(f)(g)	1.91	%(h)	2.66	%(i)	2.82	%(i)	2.36	%(i)	2.22	%(i)

Supplemental Data
Net assets, end of period (000)	$650,784		$610,774		$561,902		$393,584		$137,120		$99,722

Portfolio turnover rate	5	%(k)	14	%(l)	14	%(m)	15	%(m)	7	%(m)	19	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.29		$14.72		$12.56		$13.62		$11.99		$11.45

Net investment income(a)	0.12		0.24		0.33		0.30		0.27		0.22
Net realized and unrealized gain (loss)	1.12		1.60		2.26		(1.09)		1.64		0.57

Net increase (decrease) from investment operations	1.24		1.84		2.59		(0.79)		1.91		0.79

Distributions(b)
From net investment income	(0.13)		(0.25)		(0.34)		(0.26)		(0.26)		(0.22)
From net realized gain	(0.02)		(0.02)		(0.09)		(0.01)		(0.02)		(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.15)		(0.27)		(0.43)		(0.27)		(0.28)		(0.25)

Net asset value, end of period	$17.38		$16.29		$14.72		$12.56		$13.62		$11.99

Total Return(d)
Based on net asset value	7.61	%(e)	12.70%		20.81%		(5.92)%		16.01%		6.98%

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.42	%(h)	0.47	%(i)	0.41	%(i)(j)	0.41	%(i)	0.43	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.36	%(i)	0.36	%(i)(j)	0.37	%(i)	0.38	%(i)

Net investment income	1.49	%(f)(g)	1.65	%(h)	2.36	%(i)	2.23	%(i)	2.10	%(i)	1.90	%(i)

Supplemental Data
Net assets, end of period (000)	$261,546		$251,040		$343,033		$283,011		$284,679		$209,757

Portfolio turnover rate	5	%(k)	14	%(l)	14	%(m)	15	%(m)	7	%(m)	19	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$16.28		$14.71		$12.56		$13.77

Net investment income(b)	0.12		0.24		0.33		0.21
Net realized and unrealized gain (loss)	1.12		1.60		2.25		(1.27)

Net increase (decrease) from investment operations	1.24		1.84		2.58		(1.06)

Distributions(c)
From net investment income	(0.13)		(0.25)		(0.34)		(0.15)
From net realized gain	(0.02)		(0.02)		(0.09)		(0.00	)(d)

Total distributions	(0.15)		(0.27)		(0.43)		(0.15)

Net asset value, end of period	$17.37		$16.28		$14.71		$12.56

Total Return(e)
Based on net asset value	7.62	%(f)	12.70%		20.72%		(7.73	)%(f)

Ratios to Average Net Assets
Total expenses	0.41	%(g)(h)	0.41	%(i)	0.41	%(j)	0.39	%(j)

Total expenses after fees waived and/or reimbursed	0.35	%(g)(h)	0.35	%(i)	0.36	%(j)	0.35	%(j)(k)

Net investment income	1.49	%(g)(h)	1.66	%(i)	2.35	%(j)	3.95	%(j)(k)

Supplemental Data
Net assets, end of period (000)	$2,190,227		$2,104,701		$2,003,430		$1,802,660

Portfolio turnover rate	5	%(l)	14	%(m)	14	%(n)	15	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(j)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(k)	Annualized.
(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$16.28		$14.71		$12.56		$13.61		$11.98		$11.44

Net investment income(a)	0.15		0.29		0.38		0.34		0.31		0.27
Net realized and unrealized gain (loss)	1.11		1.59		2.25		(1.08)		1.64		0.55

Net increase (decrease) from investment operations	1.26		1.88		2.63		(0.74)		1.95		0.82

Distributions(b)
From net investment income	(0.15)		(0.29)		(0.39)		(0.30)		(0.30)		(0.25)
From net realized gain	(0.02)		(0.02)		(0.09)		(0.01)		(0.02)		(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.31)		(0.48)		(0.31)		(0.32)		(0.28)

Net asset value, end of period	$17.37		$16.28		$14.71		$12.56		$13.61		$11.98

Total Return(d)
Based on net asset value	7.77	%(e)	13.05%		21.08%		(5.56)%		16.36%		7.29%

Ratios to Average Net Assets
Total expenses	0.11	%(f)(g)	0.11	%(h)	0.10	%(i)	0.11	%(i)(j)	0.10	%(i)	0.13	%(i)

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.05	%(h)	0.06	%(i)	0.06	%(i)(j)	0.07	%(i)	0.08	%(i)

Net investment income	1.82	%(f)(g)	1.97	%(h)	2.70	%(i)	2.55	%(i)	2.40	%(i)	2.27	%(i)

Supplemental Data
Net assets, end of period (000)	$7,700,873		$6,511,647		$4,892,278		$3,250,556		$2,709,075		$1,601,355

Portfolio turnover rate	5	%(k)	14	%(l)	14	%(m)	15	%(m)	7	%(m)	19	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.01%	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.07		$15.33		$12.88		$14.08		$12.19		$11.58

Net investment income(a)	0.16		0.28		0.40		0.34		0.33		0.27
Net realized and unrealized gain (loss)	1.44		1.76		2.55		(1.23)		1.88		0.61

Net increase (decrease) from investment operations	1.60		2.04		2.95		(0.89)		2.21		0.88

Distributions(b)
From net investment income	(0.15)		(0.28)		(0.39)		(0.31)		(0.31)		(0.25)
From net realized gain	(0.01)		(0.02)		(0.11)		(0.00	)(c)	(0.01)		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.16)		(0.30)		(0.50)		(0.31)		(0.32)		(0.27)

Net asset value, end of period	$18.51		$17.07		$15.33		$12.88		$14.08		$12.19

Total Return(d)
Based on net asset value	9.42	%(e)	13.58%		23.08%		(6.40)%		18.22%		7.69%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	0.16	%(h)	0.15	%(i)	0.16	%(i)	0.16	%(i)	0.18	%(i)

Total expenses after fees waived and/or reimbursed	0.10	%(f)(g)	0.10	%(h)	0.10	%(i)	0.11	%(i)	0.11	%(i)	0.12	%(i)

Net investment income	1.77	%(f)(g)	1.89	%(h)	2.73	%(i)	2.41	%(i)	2.47	%(i)	2.30	%(i)

Supplemental Data
Net assets, end of period (000)	$184,922		$164,602		$148,827		$94,316		$97,302		$61,939

Portfolio turnover rate	4	%(j)	10	%(k)	13	%(l)	10	%(l)	6	%(l)	22	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.03		$15.29		$12.85		$14.04		$12.16		$11.56

Net investment income(a)	0.13		0.25		0.35		0.29		0.29		0.24
Net realized and unrealized gain (loss)	1.44		1.76		2.56		(1.21)		1.88		0.60

Net increase (decrease) from investment operations	1.57		2.01		2.91		(0.92)		2.17		0.84

Distributions(b)
From net investment income	(0.13)		(0.25)		(0.36)		(0.27)		(0.28)		(0.22)
From net realized gain	(0.01)		(0.02)		(0.11)		(0.00	)(c)	(0.01)		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.14)		(0.27)		(0.47)		(0.27)		(0.29)		(0.24)

Net asset value, end of period	$18.46		$17.03		$15.29		$12.85		$14.04		$12.16

Total Return(d)
Based on net asset value	9.25	%(e)	13.34%		22.77%		(6.59)%		17.89%		7.36%

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.41	%(h)	0.41	%(i)	0.41	%(i)	0.41	%(i)	0.42	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.35	%(i)	0.36	%(i)	0.36	%(i)	0.37	%(i)

Net investment income	1.47	%(f)(g)	1.64	%(h)	2.45	%(i)	2.08	%(i)	2.17	%(i)	2.05	%(i)

Supplemental Data
Net assets, end of period (000)	$176,307		$168,305		$158,773		$103,712		$158,712		$124,021

Portfolio turnover rate	4	%(j)	10	%(k)	13	%(l)	10	%(l)	6	%(l)	22	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$17.00		$15.27		$12.84		$14.26

Net investment income(b)	0.14		0.26		0.42		0.17
Net realized and unrealized gain (loss)	1.43		1.74		2.49		(1.43)

Net increase (decrease) from investment operations	1.57		2.00		2.91		(1.26)

Distributions(c)
From net investment income	(0.13)		(0.25)		(0.37)		(0.16)
From net realized gain	(0.01)		(0.02)		(0.11)		(0.00	)(d)

Total distributions	(0.14)		(0.27)		(0.48)		(0.16)

Net asset value, end of period	$18.43		$17.00		$15.27		$12.84

Total Return(e)
Based on net asset value	9.28	%(f)	13.32%		22.79%		(8.87	)%(f)

Ratios to Average Net Assets
Total expenses	0.41	%(g)(h)	0.41	%(i)	0.43	%(j)	0.38	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.35	%(g)(h)	0.35	%(i)	0.35	%(j)	0.34	%(h)(j)

Net investment income	1.57	%(g)(h)	1.72	%(i)	2.85	%(j)	3.22	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$32,478		$24,416		$12,054		$561

Portfolio turnover rate	4	%(k)	10	%(l)	13	%(m)	10	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(j)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

84	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.06		$15.31		$12.87		$14.07		$12.18		$11.57

Net investment income(a)	0.16		0.30		0.40		0.35		0.34		0.28
Net realized and unrealized gain (loss)	1.45		1.76		2.55		(1.23)		1.88		0.61

Net increase (decrease) from investment operations	1.61		2.06		2.95		(0.88)		2.22		0.89

Distributions(b)
From net investment income	(0.16)		(0.29)		(0.40)		(0.32)		(0.32)		(0.26)
From net realized gain	(0.01)		(0.02)		(0.11)		(0.00	)(c)	(0.01)		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.31)		(0.51)		(0.32)		(0.33)		(0.28)

Net asset value, end of period	$18.50		$17.06		$15.31		$12.87		$14.07		$12.18

Total Return(d)
Based on net asset value	9.45	%(e)	13.72%		23.08%		(6.36)%		18.29%		7.74%

Ratios to Average Net Assets
Total expenses	0.11	%(f)(g)	0.11	%(h)	0.09	%(i)	0.10	%(i)	0.10	%(i)	0.12	%(i)

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.05	%(h)	0.05	%(i)	0.06	%(i)	0.06	%(i)	0.07	%(i)

Net investment income	1.83	%(f)(g)	1.97	%(h)	2.74	%(i)	2.51	%(i)	2.52	%(i)	2.33	%(i)

Supplemental Data
Net assets, end of period (000)	$6,264,614		$5,157,576		$3,758,092		$2,393,634		$1,860,697		$983,867

Portfolio turnover rate	4	%(j)	10	%(k)	13	%(l)	10	%(l)	6	%(l)	22	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.04%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.66		$15.78		$13.07		$14.39		$12.29		$11.65

Net investment income(a)	0.16		0.29		0.40		0.47		0.35		0.28
Net realized and unrealized gain (loss)	1.78		1.89		2.84		(1.48)		2.08		0.65

Net increase (decrease) from investment operations	1.94		2.18		3.24		(1.01)		2.43		0.93

Distributions(b)
From net investment income	(0.16)		(0.29)		(0.42)		(0.30)		(0.33)		(0.26)
From net realized gain	(0.01)		(0.01)		(0.11)		(0.01)		(0.00	)(c)	(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.30)		(0.53)		(0.31)		(0.33)		(0.29)

Net asset value, end of period	$19.43		$17.66		$15.78		$13.07		$14.39		$12.29

Total Return(d)
Based on net asset value	10.99	%(e)	14.04%		24.95%		(7.12)%		19.89%		8.05%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	0.16	%(h)	0.17	%(i)	0.15	%(i)(j)	0.15	%(i)	0.18	%(i)

Total expenses after fees waived and/or reimbursed	0.10	%(f)(g)	0.10	%(h)	0.10	%(i)	0.10	%(i)(j)	0.11	%(i)	0.12	%(i)

Net investment income	1.75	%(f)(g)	1.87	%(h)	2.67	%(i)	3.29	%(i)	2.56	%(i)	2.36	%(i)

Supplemental Data
Net assets, end of period (000)	$702,830		$646,477		$577,303		$446,192		$107,509		$68,324

Portfolio turnover rate	3	%(k)	9	%(l)	14	%(m)	12	%(m)	6	%(m)	26	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

88	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.63		$15.75		$13.05		$14.36		$12.27		$11.64

Net investment income(a)	0.14		0.25		0.36		0.32		0.31		0.24
Net realized and unrealized gain (loss)	1.77		1.89		2.83		(1.35)		2.07		0.66

Net increase (decrease) from investment operations	1.91		2.14		3.19		(1.03)		2.38		0.90

Distributions(b)
From net investment income	(0.14)		(0.25)		(0.38)		(0.27)		(0.29)		(0.24)
From net realized gain	(0.01)		(0.01)		(0.11)		(0.01)		(0.00	)(c)	(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.15)		(0.26)		(0.49)		(0.28)		(0.29)		(0.27)

Net asset value, end of period	$19.39		$17.63		$15.75		$13.05		$14.36		$12.27

Total Return(d)
Based on net asset value	10.83	%(e)	13.78%		24.62%		(7.30)%		19.56%		7.72%

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.42	%(h)	0.45	%(i)	0.40	%(i)(j)	0.40	%(i)	0.43	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.35	%(i)	0.35	%(i)(j)	0.36	%(i)	0.37	%(i)

Net investment income	1.49	%(f)(g)	1.61	%(h)	2.45	%(i)	2.21	%(i)	2.29	%(i)	2.02	%(i)

Supplemental Data
Net assets, end of period (000)	$192,652		$176,175		$240,112		$174,340		$204,873		$134,897

Portfolio turnover rate	3	%(k)	9	%(l)	14	%(m)	12	%(m)	6	%(m)	26	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

90	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$17.61		$15.74		$13.04		$14.64

Net investment income(b)	0.14		0.25		0.35		0.28
Net realized and unrealized gain (loss)	1.77		1.88		2.84		(1.72)

Net increase (decrease) from investment operations	1.91		2.13		3.19		(1.44)

Distributions(c)
From net investment income	(0.14)		(0.25)		(0.38)		(0.15)
From net realized gain	(0.01)		(0.01)		(0.11)		(0.01)

Total distributions	(0.15)		(0.26)		(0.49)		(0.16)

Net asset value, end of period	$19.37		$17.61		$15.74		$13.04

Total Return(d)
Based on net asset value	10.84	%(e)	13.73%		24.63%		(9.89	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.41	%(h)	0.41	%(i)	0.38	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.35	%(i)	0.34	%(g)(i)(j)

Net investment income	1.50	%(f)(g)	1.62	%(h)	2.39	%(i)	4.99	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$1,756,384		$1,621,834		$1,499,042		$1,285,686

Portfolio turnover rate	3	%(k)	9	%(l)	14	%(m)	12	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.05%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

92	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$17.66		$15.78		$13.07		$14.39		$12.29		$11.65

Net investment income(a)	0.17		0.30		0.41		0.37		0.35		0.28
Net realized and unrealized gain (loss)	1.77		1.88		2.84		(1.37)		2.08		0.66

Net increase (decrease) from investment operations	1.94		2.18		3.25		(1.00)		2.43		0.94

Distributions(b)
From net investment income	(0.16)		(0.29)		(0.43)		(0.31)		(0.33)		(0.27)
From net realized gain	(0.01)		(0.01)		(0.11)		(0.01)		(0.00	)(c)	(0.03)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.30)		(0.54)		(0.32)		(0.33)		(0.30)

Net asset value, end of period	$19.43		$17.66		$15.78		$13.07		$14.39		$12.29

Total Return(d)
Based on net asset value	11.02	%(e)	14.10%		25.01%		(7.08)%		19.95%		8.10%

Ratios to Average Net Assets
Total expenses	0.11	%(f)(g)	0.11	%(h)	0.09	%(i)	0.10	%(i)(j)	0.10	%(i)	0.12	%(i)

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.05	%(h)	0.05	%(i)	0.05	%(i)(j)	0.06	%(i)	0.07	%(i)

Net investment income	1.83	%(f)(g)	1.95	%(h)	2.77	%(i)	2.57	%(i)	2.60	%(i)	2.39	%(i)

Supplemental Data
Net assets, end of period (000)	$6,506,899		$5,352,212		$3,849,265		$2,478,916		$2,021,824		$1,151,477

Portfolio turnover rate	3	%(k)	9	%(l)	14	%(m)	12	%(m)	6	%(m)	26	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

94	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.29		$16.25		$13.33		$14.75		$12.48		$11.80

Net investment income(a)	0.17		0.29		0.42		0.36		0.36		0.29
Net realized and unrealized gain (loss)	2.05		2.05		3.04		(1.45)		2.25		0.68

Net increase (decrease) from investment operations	2.22		2.34		3.46		(1.09)		2.61		0.97

Distributions(b)
From net investment income	(0.16)		(0.29)		(0.43)		(0.32)		(0.34)		(0.27)
From net realized gain	(0.00	)(c)	(0.01)		(0.11)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.16)		(0.30)		(0.54)		(0.33)		(0.34)		(0.29)

Net asset value, end of period	$20.35		$18.29		$16.25		$13.33		$14.75		$12.48

Total Return(d)
Based on net asset value	12.19	%(e)	14.67%		26.14%		(7.56)%		21.03%		8.23%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	0.16	%(h)	0.15	%(i)	0.15	%(i)	0.15	%(i)	0.18	%(i)

Total expenses after fees waived and/or reimbursed	0.10	%(f)(g)	0.10	%(h)	0.10	%(i)	0.10	%(i)	0.10	%(i)	0.11	%(i)

Net investment income	1.76	%(f)(g)	1.87	%(h)	2.78	%(i)	2.43	%(i)	2.63	%(i)	2.39	%(i)

Supplemental Data
Net assets, end of period (000)	$148,092		$132,688		$116,727		$70,629		$74,092		$45,760

Portfolio turnover rate	2	%(j)	7	%(k)	12	%(l)	8	%(l)	6	%(l)	26	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.25		$16.22		$13.30		$14.73		$12.46		$11.78

Net investment income(a)	0.14		0.25		0.39		0.31		0.32		0.26
Net realized and unrealized gain (loss)	2.06		2.04		3.03		(1.45)		2.25		0.68

Net increase (decrease) from investment operations	2.20		2.29		3.42		(1.14)		2.57		0.94

Distributions(b)
From net investment income	(0.14)		(0.25)		(0.39)		(0.28)		(0.30)		(0.24)
From net realized gain	(0.00	)(c)	(0.01)		(0.11)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.14)		(0.26)		(0.50)		(0.29)		(0.30)		(0.26)

Net asset value, end of period	$20.31		$18.25		$16.22		$13.30		$14.73		$12.46

Total Return(d)
Based on net asset value	12.08	%(e)	14.35%		25.91%		(7.87)%		20.77%		8.00%

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.41	%(h)	0.41	%(i)	0.40	%(i)	0.40	%(i)	0.42	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.35	%(i)	0.35	%(i)	0.35	%(i)	0.36	%(i)

Net investment income	1.48	%(f)(g)	1.62	%(h)	2.56	%(i)	2.12	%(i)	2.32	%(i)	2.15	%(i)

Supplemental Data
Net assets, end of period (000)	$138,620		$129,106		$120,718		$65,642		$83,711		$61,642

Portfolio turnover rate	2	%(j)	7	%(k)	12	%(l)	8	%(l)	6	%(l)	26	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

96	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$18.22		$16.20		$13.29		$15.05

Net investment income(b)	0.15		0.28		0.44		0.16
Net realized and unrealized gain (loss)	2.04		2.01		2.98		(1.75)

Net increase (decrease) from investment operations	2.19		2.29		3.42		(1.59)

Distributions(c)
From net investment income	(0.14)		(0.26)		(0.40)		(0.16)
From net realized gain	(0.00	)(d)	(0.01)		(0.11)		(0.01)

Total distributions	(0.14)		(0.27)		(0.51)		(0.17)

Net asset value, end of period	$20.27		$18.22		$16.20		$13.29

Total Return(e)
Based on net asset value	12.06	%(f)	14.34%		25.91%		(10.64	)%(f)

Ratios to Average Net Assets
Total expenses	0.41	%(g)(h)	0.41	%(i)	0.49	%(j)	0.37	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.35	%(g)(h)	0.35	%(i)	0.35	%(j)	0.32	%(h)(j)

Net investment income	1.56	%(g)(h)	1.75	%(i)	2.87	%(j)	2.71	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$10,927		$8,154		$3,376		$249

Portfolio turnover rate	2	%(k)	7	%(l)	12	%(m)	8	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(j)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

98	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.30		$16.27		$13.34		$14.76		$12.49		$11.81

Net investment income(a)	0.18		0.31		0.42		0.37		0.38		0.29
Net realized and unrealized gain (loss)	2.06		2.03		3.06		(1.46)		2.23		0.68

Net increase (decrease) from investment operations	2.24		2.34		3.48		(1.09)		2.61		0.97

Distributions(b)
From net investment income	(0.17)		(0.30)		(0.44)		(0.32)		(0.34)		(0.27)
From net realized gain	(0.00	)(c)	(0.01)		(0.11)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.31)		(0.55)		(0.33)		(0.34)		(0.29)

Net asset value, end of period	$20.37		$18.30		$16.27		$13.34		$14.76		$12.49

Total Return(d)
Based on net asset value	12.26	%(e)	14.64%		26.25%		(7.50)%		21.07%		8.28%

Ratios to Average Net Assets
Total expenses	0.11	%(f)(g)	0.11	%(h)	0.09	%(i)	0.10	%(i)	0.09	%(i)	0.13	%(i)

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.05	%(h)	0.05	%(i)	0.05	%(i)	0.05	%(i)	0.06	%(i)

Net investment income	1.84	%(f)(g)	1.96	%(h)	2.80	%(i)	2.55	%(i)	2.72	%(i)	2.44	%(i)

Supplemental Data
Net assets, end of period (000)	$4,916,809		$3,948,559		$2,720,014		$1,645,042		$1,228,130		$584,168

Portfolio turnover rate	2	%(j)	7	%(k)	12	%(l)	8	%(l)	6	%(l)	26	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.68		$16.55		$13.51		$14.99		$12.65		$11.95

Net investment income(a)	0.18		0.30		0.43		0.37		0.37		0.29
Net realized and unrealized gain (loss)	2.23		2.13		3.15		(1.53)		2.32		0.70

Net increase (decrease) from investment operations	2.41		2.43		3.58		(1.16)		2.69		0.99

Distributions(b)
From net investment income	(0.17)		(0.29)		(0.44)		(0.31)		(0.35)		(0.27)
From net realized gain	—		(0.01)		(0.10)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.30)		(0.54)		(0.32)		(0.35)		(0.29)

Net asset value, end of period	$20.92		$18.68		$16.55		$13.51		$14.99		$12.65

Total Return(d)
Based on net asset value	12.90	%(e)	14.98%		26.71%		(7.87)%		21.38%		8.36%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	0.16	%(h)	0.15	%(i)	0.16	%(i)(j)	0.15	%(i)	0.19	%(i)

Total expenses after fees waived and/or reimbursed	0.10	%(f)(g)	0.10	%(h)	0.10	%(i)	0.10	%(i)(j)	0.10	%(i)	0.11	%(i)

Net investment income	1.78	%(f)(g)	1.88	%(h)	2.78	%(i)	2.45	%(i)	2.68	%(i)	2.40	%(i)

Supplemental Data
Net assets, end of period (000)	$146,796		$132,633		$111,105		$68,949		$70,450		$40,196

Portfolio turnover rate	2	%(k)	6	%(l)	12	%(m)	11	%(m)	5	%(m)	28	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

100	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.63		$16.51		$13.48		$14.96		$12.62		$11.93

Net investment income(a)	0.15		0.26		0.39		0.33		0.33		0.25
Net realized and unrealized gain (loss)	2.22		2.12		3.14		(1.52)		2.32		0.71

Net increase (decrease) from investment operations	2.37		2.38		3.53		(1.19)		2.65		0.96

Distributions(b)
From net investment income	(0.14)		(0.25)		(0.40)		(0.28)		(0.31)		(0.25)
From net realized gain	—		(0.01)		(0.10)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.14)		(0.26)		(0.50)		(0.29)		(0.31)		(0.27)

Net asset value, end of period	$20.86		$18.63		$16.51		$13.48		$14.96		$12.62

Total Return(d)
Based on net asset value	12.75	%(e)	14.67%		26.40%		(8.11)%		21.14%		8.04%

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.41	%(h)	0.44	%(i)	0.42	%(i)(j)	0.40	%(i)	0.43	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.35	%(i)	0.35	%(i)(j)	0.35	%(i)	0.36	%(i)

Net investment income	1.53	%(f)(g)	1.62	%(h)	2.53	%(i)	2.18	%(i)	2.40	%(i)	2.07	%(i)

Supplemental Data
Net assets, end of period (000)	$132,009		$112,240		$138,397		$82,677		$95,477		$60,051

Portfolio turnover rate	2	%(k)	6	%(l)	12	%(m)	11	%(m)	5	%(m)	28	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

102	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$18.62		$16.50		$13.47		$15.30

Net investment income(b)	0.15		0.26		0.37		0.34
Net realized and unrealized gain (loss)	2.21		2.12		3.16		(2.00)

Net increase (decrease) from investment operations	2.36		2.38		3.53		(1.66)

Distributions(c)
From net investment income	(0.14)		(0.25)		(0.40)		(0.16)
From net realized gain	—		(0.01)		(0.10)		(0.01)

Total distributions	(0.14)		(0.26)		(0.50)		(0.17)

Net asset value, end of period	$20.84		$18.62		$16.50		$13.47

Total Return(d)
Based on net asset value	12.70	%(e)	14.67%		26.40%		(10.93	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.41	%(h)	0.42	%(i)	0.39	%(g)(i)(j)(k)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.35	%(h)	0.35	%(i)	0.34	%(g)(i)(j)(k)

Net investment income	1.53	%(f)(g)	1.62	%(h)	2.41	%(i)	5.73	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$572,870		$522,176		$473,345		$393,442

Portfolio turnover rate	2	%(l)	6	%(m)	12	%(n)	11	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(k)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively

(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

104	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$18.68		$16.55		$13.51		$14.99		$12.65		$11.95

Net investment income(a)	0.18		0.31		0.43		0.38		0.39		0.30
Net realized and unrealized gain (loss)	2.22		2.13		3.16		(1.53)		2.30		0.70

Net increase (decrease) from investment operations	2.40		2.44		3.59		(1.15)		2.69		1.00

Distributions(b)
From net investment income	(0.17)		(0.30)		(0.45)		(0.32)		(0.35)		(0.28)
From net realized gain	—		(0.01)		(0.10)		(0.01)		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.31)		(0.55)		(0.33)		(0.35)		(0.30)

Net asset value, end of period	$20.91		$18.68		$16.55		$13.51		$14.99		$12.65

Total Return(d)
Based on net asset value	12.88	%(e)	15.04%		26.77%		(7.82)%		21.43%		8.41%

Ratios to Average Net Assets
Total expenses	0.11	%(f)(g)	0.11	%(h)	0.09	%(i)	0.11	%(i)(j)	0.10	%(i)	0.13	%(i)

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.05	%(h)	0.05	%(i)	0.05	%(i)(j)	0.05	%(i)	0.06	%(i)

Net investment income	1.83	%(f)(g)	1.97	%(h)	2.81	%(i)	2.57	%(i)	2.73	%(i)	2.45	%(i)

Supplemental Data
Net assets, end of period (000)	$4,485,289		$3,567,402		$2,388,475		$1,420,616		$1,086,096		$549,541

Portfolio turnover rate	2	%(k)	6	%(l)	12	%(m)	11	%(m)	5	%(m)	28	%(m)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.00% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.03%	0.03%	0.03%	0.04%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

106	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$19.12		$16.93		$13.77		$15.27		$12.88		$12.17

Net investment income(a)	0.18		0.31		0.42		0.38		0.39		0.30
Net realized and unrealized gain (loss)	2.29		2.19		3.24		(1.56)		2.35		0.71

Net increase (decrease) from investment operations	2.47		2.50		3.66		(1.18)		2.74		1.01

Distributions(b)
From net investment income	(0.17)		(0.30)		(0.44)		(0.32)		(0.35)		(0.28)
From net realized gain	—		(0.01)		(0.06)		—		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.17)		(0.31)		(0.50)		(0.32)		(0.35)		(0.30)

Net asset value, end of period	$21.42		$19.12		$16.93		$13.77		$15.27		$12.88

Total Return(d)
Based on net asset value	12.93	%(e)	15.03%		26.75%		(7.83)%		21.38%		8.32%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	0.16	%(h)	0.16	%(i)	0.17	%(i)	0.16	%(i)	0.23	%(i)

Total expenses after fees waived and/or reimbursed	0.10	%(f)(g)	0.09	%(h)	0.09	%(i)	0.09	%(i)	0.09	%(i)	0.10	%(i)

Net investment income	1.77	%(f)(g)	1.89	%(h)	2.70	%(i)	2.49	%(i)	2.73	%(i)	2.45	%(i)

Supplemental Data
Net assets, end of period (000)	$105,198		$89,290		$76,250		$60,993		$52,487		$26,561

Portfolio turnover rate	2	%(j)	6	%(k)	12	%(l)	8	%(l)	5	%(l)	33	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.04%	0.04%	0.04%	0.06%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

108	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$19.07		$16.89		$13.74		$15.24		$12.86		$12.15

Net investment income(a)	0.15		0.26		0.40		0.34		0.34		0.27
Net realized and unrealized gain (loss)	2.30		2.19		3.22		(1.55)		2.35		0.71

Net increase (decrease) from investment operations	2.45		2.45		3.62		(1.21)		2.69		0.98

Distributions(b)
From net investment income	(0.15)		(0.26)		(0.41)		(0.29)		(0.31)		(0.25)
From net realized gain	—		(0.01)		(0.06)		—		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.15)		(0.27)		(0.47)		(0.29)		(0.31)		(0.27)

Net asset value, end of period	$21.37		$19.07		$16.89		$13.74		$15.24		$12.86

Total Return(d)
Based on net asset value	12.84	%(e)	14.72%		26.46%		(8.08)%		21.05%		8.10%

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.41	%(h)	0.43	%(i)	0.43	%(i)	0.41	%(i)	0.46	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.34	%(h)	0.34	%(i)	0.34	%(i)	0.34	%(i)	0.34	%(i)

Net investment income	1.48	%(f)(g)	1.61	%(h)	2.57	%(i)	2.23	%(i)	2.41	%(i)	2.19	%(i)

Supplemental Data
Net assets, end of period (000)	$89,177		$78,100		$78,919		$41,909		$41,580		$27,026

Portfolio turnover rate	2	%(j)	6	%(k)	12	%(l)	8	%(l)	5	%(l)	33	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived	0.04%	0.04%	0.04%	0.06%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$19.05		$16.88		$13.73		$15.60

Net investment income(b)	0.16		0.28		0.47		0.16
Net realized and unrealized gain (loss)	2.29		2.16		3.15		(1.87)

Net increase (decrease) from investment operations	2.45		2.44		3.62		(1.71)

Distributions(c)
From net investment income	(0.15)		(0.26)		(0.41)		(0.16)
From net realized gain	—		(0.01)		(0.06)		—

Total distributions	(0.15)		(0.27)		(0.47)		(0.16)

Net asset value, end of period	$21.35		$19.05		$16.88		$13.73

Total Return(d)
Based on net asset value	12.86	%(e)	14.69%		26.54%		(11.00	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.42	%(h)	0.59	%(i)	0.37	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.34	%(h)	0.34	%(i)	0.32	%(g)(i)(j)

Net investment income	1.57	%(f)(g)	1.74	%(h)	2.99	%(i)	2.63	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$5,228		$3,826		$1,866		$209

Portfolio turnover rate	2	%(k)	6	%(l)	12	%(m)	8	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.04%	0.04%
Investments in underlying funds	0.05%	0.06%

(j)

Offering and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.32%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

110	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$19.12		$16.94		$13.77		$15.27		$12.88		$12.17

Net investment income(a)	0.19		0.32		0.45		0.40		0.41		0.31
Net realized and unrealized gain (loss)	2.30		2.18		3.23		(1.57)		2.33		0.70

Net increase (decrease) from investment operations	2.49		2.50		3.68		(1.17)		2.74		1.01

Distributions(b)
From net investment income	(0.18)		(0.31)		(0.45)		(0.33)		(0.35)		(0.28)
From net realized gain	—		(0.01)		(0.06)		—		—		(0.02)
Return of capital	—		—		—		—		—		(0.00	)(c)

Total distributions	(0.18)		(0.32)		(0.51)		(0.33)		(0.35)		(0.30)

Net asset value, end of period	$21.43		$19.12		$16.94		$13.77		$15.27		$12.88

Total Return(d)
Based on net asset value	13.01	%(e)	15.02%		26.89%		(7.79)%		21.43%		8.37%

Ratios to Average Net Assets
Total expenses	0.11	%(f)(g)	0.11	%(h)	0.09	%(i)	0.11	%(i)	0.10	%(i)	0.18	%(i)

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.04	%(h)	0.04	%(i)	0.04	%(i)	0.04	%(i)	0.04	%(i)

Net investment income	1.85	%(f)(g)	1.98	%(h)	2.86	%(i)	2.60	%(i)	2.79	%(i)	2.50	%(i)

Supplemental Data
Net assets, end of period (000)	$2,738,887		$2,124,200		$1,344,554		$716,634		$484,002		$197,394

Portfolio turnover rate	2	%(j)	6	%(k)	12	%(l)	8	%(l)	5	%(l)	33	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	2019	2018	2017	2016
Allocated fees waived.	0.04%	0.04%	0.04%	0.06%
Investments in underlying funds	0.05%	0.06%	0.07%	0.11%

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

112	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,								Period from 02/29/16 to 12/31/16	(a)
			2020		2019		2018		2017

Net asset value, beginning of period	$17.02		$15.06		$12.19		$13.50		$11.36		$10.00

Net investment income(b)	0.17		0.29		0.44		0.36		0.39		0.33
Net realized and unrealized gain (loss)	2.04		1.93		2.80		(1.40)		2.03		1.21

Net increase (decrease) from investment operations	2.21		2.22		3.24		(1.04)		2.42		1.54

Distributions(c)
From net investment income	(0.15)		(0.26)		(0.37)		(0.27)		(0.28)		(0.18)
From net realized gain	—		—		—		—		—		(0.00	)(d)
Return of capital	—		—		—		—		—		(0.00	)(d)

Total distributions	(0.15)		(0.26)		(0.37)		(0.27)		(0.28)		(0.18)

Net asset value, end of period	$19.08		$17.02		$15.06		$12.19		$13.50		$11.36

Total Return(e)
Based on net asset value	12.99	%(f)	15.02%		26.78%		(7.82)%		21.38%		15.50	%(f)

Ratios to Average Net Assets
Total expenses	0.16	%(g)(h)	0.18	%(i)	0.29	%(j)	0.37	%(j)(k)	0.54	%(j)	9.54	%(h)(j)(l)

Total expenses after fees waived and/or reimbursed	0.10	%(g)(h)	0.09	%(i)	0.09	%(j)	0.09	%(j)(k)	0.09	%(j)	0.11	%(h)(j)

Net investment income	1.84	%(g)(h)	1.96	%(i)	3.11	%(j)	2.68	%(j)	3.05	%(j)	3.56	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$32,838		$22,343		$11,132		$2,773		$1,021		$118

Portfolio turnover rate	1	%(m)	6	%(n)	11	%(o)	13	%(o)	1	%(o)	71	%(o)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(j)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16 to 12/31/16 (a)
	2019	2018	2017
Allocated fees waived	0.05%	0.08%	0.11%	2.41%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(k)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(l)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%.
(m)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(o)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

114	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,								Period from 02/29/16(a) to 12/31/16
			2020		2019		2018		2017

Net asset value, beginning of period	$16.98		$15.03		$12.17		$13.48		$11.35		$10.00

Net investment income(b)	0.14		0.25		0.37		0.31		0.36		0.26
Net realized and unrealized gain (loss)	2.04		1.93		2.83		(1.38)		2.02		1.26

Net increase (decrease) from investment operations	2.18		2.18		3.20		(1.07)		2.38		1.52

Distributions(c)
From net investment income	(0.13)		(0.23)		(0.34)		(0.24)		(0.25)		(0.17)
From net realized gain	—		—		—		—		—		(0.00	)(d)
Return of capital	—		—		—		—		—		(0.00	)(d)

Total distributions	(0.13)		(0.23)		(0.34)		(0.24)		(0.25)		(0.17)

Net asset value, end of period	$19.03		$16.98		$15.03		$12.17		$13.48		$11.35

Total Return(e)
Based on net asset value	12.84	%(f)	14.71%		26.46%		(8.04)%		21.06%		15.24	%(f)

Ratios to Average Net Assets
Total expenses	0.41	%(g)(h)	0.44	%(i)	0.57	%(j)	0.61	%(j)(k)	0.74	%(j)	6.36	%(h)(j)(l)

Total expenses after fees waived and/or reimbursed	0.35	%(g)(h)	0.34	%(i)	0.34	%(j)	0.34	%(j)(k)	0.34	%(j)	0.34	%(h)(j)

Net investment income	1.56	%(g)(h)	1.71	%(i)	2.66	%(j)	2.29	%(j)	2.85	%(j)	2.85	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$20,771		$14,564		$11,358		$4,371		$2,950		$386

Portfolio turnover rate	1	%(m)	6	%(n)	11	%(o)	13	%(o)	1	%(o)	71	%(o)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(j)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16(a) to 12/31/16
	2019	2018	2017
Allocated fees waived	0.05%	0.08%	0.11%	1.68%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(k)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.34%, respectively.

(l)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.
(m)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(o)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

116	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor P
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,				Period from 08/06/18 to 12/31/18	(a)
			2020		2019

Net asset value, beginning of period	$16.97		$15.03		$12.17		$13.81

Net investment income(b)	0.14		0.25		0.42		0.15
Net realized and unrealized gain (loss)	2.04		1.92		2.79		(1.65)

Net increase (decrease) from investment operations	2.18		2.17		3.21		(1.50)

Distributions from net investment income(c)	(0.13)		(0.23)		(0.35)		(0.14)

Net asset value, end of period	$19.02		$16.97		$15.03		$12.17

Total Return(d)
Based on net asset value	12.85	%(e)	14.65%		26.51%		(10.92	)%(e)

Ratios to Average Net Assets
Total expenses	0.41	%(f)(g)	0.44	%(h)	0.65	%(i)	0.47	%(g)(i)(j)(k)

Total expenses after fees waived and/or reimbursed	0.35	%(f)(g)	0.34	%(h)	0.34	%(i)	0.33	%(g)(i)(j)(k)

Net investment income	1.59	%(f)(g)	1.74	%(h)	2.97	%(i)	2.86	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$6,512		$4,675		$2,039		$259

Portfolio turnover rate	1	%(l)	6	%(m)	11	%(n)	13	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Year Ended December 31, 2019		Period from 08/06/18 to 12/31/18 (a)
Allocated fees waived	0.05%	0.08%
Investments in underlying funds	0.05%	0.06%

(j)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(k)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(l)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(m)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(n)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,								Period from 02/29/16 to 12/31/16	(a)
			2020		2019		2018		2017

Net asset value, beginning of period	$17.03		$15.07		$12.19		$13.51		$11.36		$10.00

Net investment income(b)	0.17		0.29		0.42		0.36		0.41		0.25
Net realized and unrealized gain (loss)	2.03		1.94		2.84		(1.40)		2.02		1.30

Net increase (decrease) from investment operations	2.20		2.23		3.26		(1.04)		2.43		1.55

Distributions(c)
From net investment income	(0.15)		(0.27)		(0.38)		(0.28)		(0.28)		(0.19)
From net realized gain	—		—		—		—		—		(0.00	)(d)
Return of capital	—		—		—		—		—		(0.00	)(d)

Total distributions	(0.15)		(0.27)		(0.38)		(0.28)		(0.28)		(0.19)

Net asset value, end of period	$19.08		$17.03		$15.07		$12.19		$13.51		$11.36

Total Return(e)
Based on net asset value	12.95	%(f)	15.06%		26.92%		(7.84)%		21.51%		15.54	%(f)

Ratios to Average Net Assets
Total expenses	0.11	%(g)(h)	0.13	%(i)	0.15	%(j)	0.24	%(j)(k)	0.48	%(j)	5.07	%(h)(j)(l)

Total expenses after fees waived and/or reimbursed	0.05	%(g)(h)	0.04	%(i)	0.04	%(j)	0.04	%(j)(k)	0.04	%(j)	0.04	%(h)(j)

Net investment income	1.87	%(g)(h)	2.02	%(i)	2.98	%(j)	2.71	%(j)	3.20	%(j)	2.72	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$1,083,605		$769,397		$386,113		$150,118		$70,579		$10,233

Portfolio turnover rate	1	%(m)	6	%(n)	11	%(o)	13	%(o)	1	%(o)	71	%(o)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.04%

(h)	Annualized.
(i)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.01% and 0.05%, respectively.

(j)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,			Period from 02/29/16 to 12/31/16 (a)
	2019	2018	2017
Allocated fees waived	0.05%	0.08%	0.11%	1.47%
Investments in underlying funds	0.05%	0.06%	0.07%	0.12%

(k)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.21% and 0.04%, respectively.

(l)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.
(m)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

118	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(o)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund
	Institutional
	Six Months Ended 06/30/21 (unaudited	)	Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.92		$10.48		$10.00

Net investment income(b)	0.13		0.23		0.11
Net realized and unrealized gain	1.41		1.36		0.46

Net increase from investment operations	1.54		1.59		0.57

Distributions from net investment income(c)	(0.09)		(0.15)		(0.09)

Net asset value, end of period	$13.37		$11.92		$10.48

Total Return(d)
Based on net asset value	12.97	%(e)	15.43%		5.71	%(e)

Ratios to Average Net Assets
Total expenses	0.23	%(f)(g)	0.50	%(h)	13.00	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.09	%(f)(g)	0.08	%(h)	0.11	%(g)(i)

Net investment income	2.12	%(f)(g)	2.23	%(h)	6.26	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$4,217		$1,360		$52

Portfolio turnover rate	47	%(k)	48	%(l)	1	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.05%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from 10/30/19 to 12/31/19 (a)
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(j)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

120	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/21 (unaudited	)	Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.92		$10.48		$10.00

Net investment income(b)	0.11		0.22		0.11
Net realized and unrealized gain	1.41		1.35		0.46

Net increase from investment operations	1.52		1.57		0.57

Distributions from net investment income(c)	(0.08)		(0.13)		(0.09)

Net asset value, end of period	$13.36		$11.92		$10.48

Total Return(d)
Based on net asset value	12.77	%(e)	15.14%		5.67	%(e)

Ratios to Average Net Assets
Total expenses	0.48	%(f)(g)	2.02	%(h)	13.24	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.34	%(f)(g)	0.34	%(h)	0.36	%(g)(i)

Net investment income	1.77	%(f)(g)	2.10	%(h)	6.03	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$284		$123		$53

Portfolio turnover rate	47	%(k)	48	%(l)	1	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.05%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from 10/30/19 to 12/31/19 (a)
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(j)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
	Six Months Ended 06/30/21 (unaudited	)	Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.91		$10.48		$10.00

Net investment income(b)	0.13		0.20		0.11
Net realized and unrealized gain	1.39		1.36		0.46

Net increase from investment operations	1.52		1.56		0.57

Distributions from net investment income(c)	(0.08)		(0.13)		(0.09)

Net asset value, end of period	$13.35		$11.91		$10.48

Total Return(d)
Based on net asset value	12.79	%(e)	15.12%		5.67	%(e)

Ratios to Average Net Assets
Total expenses	0.48	%(f)(g)	1.00	%(h)	13.25	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.34	%(f)(g)	0.33	%(h)	0.36	%(g)(i)

Net investment income	2.09	%(f)(g)	1.86	%(h)	6.01	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$1,527		$532		$52

Portfolio turnover rate	47	%(k)	48	%(l)	1	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.05%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from 10/30/19 to 12/31/19 (a)
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(j)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

122	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/21 (unaudited	)	Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.92		$10.48		$10.00

Net investment income(b)	0.13		0.24		0.12
Net realized and unrealized gain	1.42		1.36		0.45

Net increase from investment operations	1.55		1.60		0.57

Distributions from net investment income(c)	(0.10)		(0.16)		(0.09)

Net asset value, end of period	$13.37		$11.92		$10.48

Total Return(d)
Based on net asset value	12.99	%(e)	15.47%		5.72	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)(g)	0.79	%(h)	11.12	%(g)(i)(j)

Total expenses after fees waived and/or reimbursed	0.04	%(f)(g)	0.03	%(h)	0.06	%(g)(i)

Net investment income	2.12	%(f)(g)	2.32	%(h)	7.08	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$64,588		$23,104		$1,940

Portfolio turnover rate	47	%(k)	48	%(l)	1	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes the LifePath Index Fund’s pro rata portion of expenses and share of the allocated net investment income from the Underlying Master Portfolios. The ratios include the LifePath Index Fund’s shares of the Underlying Master Portfolios’ allocated fees waived and exclude expenses incurred indirectly as a result of investments in the underlying funds as follows:

Six Months Ended 06/30/21 (unaudited)
Allocated fees waived	0.00%
Investments in underlying funds	0.05%

(g)	Annualized.
(h)

From January 1, 2020 through March 1, 2020, the LifePath Index Fund invested in its corresponding LifePath Index Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income. Beginning March 2, 2020, the LifePath Index Fund began to operate as a stand-alone fund and received its share of the allocated fees waived and expenses and/or net investment income from its Underlying Master Portfolios. Expenses incurred indirectly from investing in underlying funds were excluded for the year. For the year ended December 31, 2020, allocated fees waived and excluded expenses from investments in underlying funds were 0.12% and 0.06%, respectively.

(i)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

Period from 10/30/19 to 12/31/19 (a)
Allocated fees waived	6.58%
Investments in underlying funds	0.11%

(j)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 20.9%, 26.5%, 33.3%, 39.8%, 45.7%, 50.6%, 53.3%, 53.6%, 53.6% and 53.5%, respectively, of net assets. The investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in U.S. Total Bond Index Master Portfolio represented 51.7%, 42.7%, 31.6%, 21.2%, 12.1%, 4.9%, 1.3%, 0.8%, 0.9% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series		U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Fund	8.5%	7.3%		28.4%
LifePath Index 2025 Fund	7.9	4.6		17.2
LifePath Index 2030 Fund	16.0	6.2		20.6
LifePath Index 2035 Fund	11.8	3.0		8.5
LifePath Index 2040 Fund	18.6	3.3		6.7
LifePath Index 2045 Fund	11.7	1.4		1.5
LifePath Index 2050 Fund	12.6	1.2		0.4
LifePath Index 2055 Fund	7.0	0.6		0.1
LifePath Index 2060 Fund	2.7	0.3		0.1
LifePath Index 2065 Fund	0.2	—	(a)	—	(a)

(a)	Amount is less than 0.1%.

Prior to March 2, 2020, each Fund was a “feeder” fund that invested all of its assets in a corresponding “master” portfolio of Master Investment Portfolio (“MIP”), each of which had the same objective and strategies as the applicable Fund. Each Fund sought to achieve its investment objective by investing all of its assets in a corresponding Master Portfolio: LifePath® Index Retirement Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio, LifePath® Index 2060 Master Portfolio and LifePath® Index 2065 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). The value of each Fund’s investment in its corresponding LifePath Index Master Portfolio reflected the Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of the Funds was directly affected by the performance of the LifePath Index Master Portfolios. As of March 2, 2020, the percentage of each LifePath Index Master Portfolio owned by the corresponding Fund was 100%.

124	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

On March 2, 2020 each Fund ceased to invest in its corresponding Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund. The change into a stand-alone structure did not result to a change in net assets of the Fund and did not create a taxable event for the Fund.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath Index 2025 Fund
BNP Paribas Prime Brokerage International Ltd.	$12,801	$(12,801)	$—
J.P. Morgan Securities LLC	12,937,450	(12,937,450)	—
Morgan Stanley & Co. LLC	153,930	(153,930)	—

	$13,104,181	$(13,104,181)	$—

LifePath Index 2030 Fund
J.P. Morgan Securities LLC	$66,041,074	$(66,041,074)	$—
Morgan Stanley & Co. LLC	271,210	(271,210)	—

	$66,312,284	$(66,312,284)	$—

LifePath Index 2040 Fund
BofA Securities, Inc.	$2,931,429	$(2,931,429)	$—
J.P. Morgan Securities LLC	9,800,723	(9,800,723)	—

	$12,732,152	$(12,732,152)	$—

LifePath Index 2045 Fund
J.P. Morgan Securities LLC	$11,801,300	$(11,801,300)	$—
Morgan Stanley & Co. LLC	243,219	(243,219)	—

	$12,044,519	$(12,044,519)	$—

LifePath Index 2050 Fund
BNP Paribas Prime Brokerage International Ltd.	$601,647	$(601,647)	$—
J.P. Morgan Securities LLC	4,456,640	(4,456,640)	—
Morgan Stanley & Co. LLC	10,026,895	(10,026,895)	—

	$15,085,182	$(15,085,182)	$—

LifePath Index 2060 Fund
Credit Suisse Securities (USA) LLC	$2,311,809	$(2,311,809)	$—

LifePath Index 2065 Fund
J.P. Morgan Securities LLC	$2,323,097	$(2,323,097)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$320,201	$3,209,308	$3,529,509
LifePath Index 2025 Fund	213,586	89,242	302,828
LifePath Index 2030 Fund	321,205	2,658,126	2,979,331
LifePath Index 2035 Fund	217,213	35,358	252,571

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements  (unaudited) (continued)

Fund Name	Investor A	Investor P	Total
LifePath Index 2040 Fund	$231,338	$2,098,665	$2,330,003
LifePath Index 2045 Fund	168,265	11,990	180,255
LifePath Index 2050 Fund	153,941	681,032	834,973
LifePath Index 2055 Fund	106,661	5,614	112,275
LifePath Index 2060 Fund	22,278	6,927	29,205
LifePath Index 2065 Fund	260	1,066	1,326

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$239,782	$115,272	$1,155,351	$1,081,679	$2,592,084
LifePath Index 2025 Fund	98,792	76,891	32,127	1,148,349	1,356,159
LifePath Index 2030 Fund	280,506	115,634	956,925	1,403,628	2,756,693
LifePath Index 2035 Fund	76,742	78,197	12,729	1,129,610	1,297,278
LifePath Index 2040 Fund	300,657	83,282	755,519	1,174,276	2,313,734
LifePath Index 2045 Fund	61,905	60,575	4,317	878,381	1,005,178
LifePath Index 2050 Fund	61,478	55,419	245,172	796,783	1,158,852
LifePath Index 2055 Fund	43,354	38,398	2,021	481,153	564,926
LifePath Index 2060 Fund	12,308	8,020	2,494	182,581	205,403
LifePath Index 2065 Fund	1,242	94	384	8,363	10,083

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Funds did not pay any amounts to affiliates in return for these services.

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:

Fund Name	Investor P
LifePath Index Retirement Fund	$86,682
LifePath Index 2025 Fund	28,881
LifePath Index 2030 Fund	76,246
LifePath Index 2035 Fund	8,320
LifePath Index 2040 Fund	83,286
LifePath Index 2045 Fund	2,700
LifePath Index 2050 Fund	32,229
LifePath Index 2055 Fund	1,618
LifePath Index 2060 Fund	2,363
LifePath Index 2065 Fund	1,595

For the six months ended June 30, 2021, affiliates received CDSCs as follows:

Fund Name	Investor P
LifePath Index Retirement Fund	$353
LifePath Index 2030 Fund	31
LifePath Index 2040 Fund	14

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Notes to Financial Statements  (unaudited) (continued)

Expense Waivers and Reimbursements: With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$5,129
LifePath Index 2025 Fund	5,754
LifePath Index 2030 Fund	9,534
LifePath Index 2035 Fund	6,666
LifePath Index 2040 Fund	8,062
LifePath Index 2045 Fund	5,330
LifePath Index 2050 Fund	5,459
LifePath Index 2055 Fund	3,227
LifePath Index 2060 Fund	1,450
LifePath Index 2065 Fund	156

The Manager and Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

LifePath Index Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$2,406,171
LifePath Index 2025 Fund	1,763,749
LifePath Index 2030 Fund	2,950,202
LifePath Index 2035 Fund	1,822,988
LifePath Index 2040 Fund	2,547,360
LifePath Index 2045 Fund	1,426,546
LifePath Index 2050 Fund	1,449,354
LifePath Index 2055 Fund	786,661
LifePath Index 2060 Fund	293,910
LifePath Index 2065 Fund	15,158

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2031. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$65,891
LifePath Index 2025 Fund	66,759
LifePath Index 2030 Fund	61,628
LifePath Index 2035 Fund	53,781
LifePath Index 2040 Fund	64,231
LifePath Index 2045 Fund	32,208
LifePath Index 2050 Fund	31,904
LifePath Index 2055 Fund	29,659
LifePath Index 2060 Fund	25,072
LifePath Index 2065 Fund	15,778

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements  (unaudited) (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
LifePath Index Retirement Fund	$3,629
LifePath Index 2025 Fund	3,335
LifePath Index 2030 Fund	9,609
LifePath Index 2035 Fund	2,932
LifePath Index 2040 Fund	8,824
LifePath Index 2045 Fund	3,910
LifePath Index 2050 Fund	6,334
LifePath Index 2055 Fund	1,467
LifePath Index 2060 Fund	1,094
LifePath Index 2065 Fund	1,347

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

LifePath Index Fund Name	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index Retirement Fund	$—	$3,716,120	$354,984
LifePath Index 2025 Fund	—	6,763,312	(35,878)
LifePath Index 2030 Fund	—	2,155,078	(29,124)
LifePath Index 2035 Fund	227,364	—	—
LifePath Index 2040 Fund	633,918	—	—
LifePath Index 2045 Fund	210,024	—	—
LifePath Index 2050 Fund	6,291,055	—	—
LifePath Index 2060 Fund	5,946,571	—	—

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Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term investments, were as follows:

LifePath Index Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$479,766,894	$459,138,542
LifePath Index 2025 Fund	728,188,540	369,172,743
LifePath Index 2030 Fund	1,061,919,261	512,319,348
LifePath Index 2035 Fund	834,657,622	251,172,901
LifePath Index 2040 Fund	739,100,748	233,991,746
LifePath Index 2045 Fund	567,314,591	102,474,872
LifePath Index 2050 Fund	523,283,326	92,656,714
LifePath Index 2055 Fund	384,684,377	50,179,934
LifePath Index 2060 Fund	232,274,020	12,470,524
LifePath Index 2065 Fund	66,231,870	23,561,860

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of December 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring
LifePath Index 2050 Fund	$1,892,105
LifePath Index 2055 Fund	3,532,453
LifePath Index 2060 Fund	12,399,792
LifePath Index 2065 Fund	152,171

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$7,269,666,503	$2,160,486,777	$(322,269,116)	$1,838,217,661
LifePath Index 2025 Fund	5,333,427,141	1,703,444,499	(351,301,721)	1,352,142,778
LifePath Index 2030 Fund	8,338,632,968	3,258,195,361	(710,268,907)	2,547,926,454
LifePath Index 2035 Fund	5,024,243,252	2,033,936,464	(391,477,062)	1,642,459,402
LifePath Index 2040 Fund	6,636,401,143	2,926,813,413	(382,432,777)	2,544,380,636
LifePath Index 2045 Fund	3,818,485,082	1,552,959,610	(118,626,914)	1,434,332,696
LifePath Index 2050 Fund	3,864,893,108	1,581,045,324	(58,675,687)	1,522,369,637
LifePath Index 2055 Fund	2,172,805,299	818,171,038	(31,048,129)	787,122,909
LifePath Index 2060 Fund	892,247,718	278,440,130	(13,307,397)	265,132,733
LifePath Index 2065 Fund	65,564,140	8,553,503	(419,778)	8,133,725

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Funds did not borrow under the credit agreement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund
Institutional
Shares sold	2,295,520	$33,153,556	6,411,178	$85,405,180
Shares issued in reinvestment of distributions	380,319	5,546,196	1,057,267	14,238,568
Shares redeemed	(4,393,221)	(63,398,388)	(9,957,927)	(131,022,660)

	(1,717,382)	$(24,698,636)	(2,489,482)	$(31,378,912)

Investor A
Shares sold	1,817,781	$26,264,244	3,579,665	$47,410,878
Shares issued in reinvestment of distributions	162,905	2,375,284	463,749	6,242,175
Shares redeemed	(2,309,652)	(33,320,526)	(9,488,553)	(124,345,695)

	(328,966)	$(4,680,998)	(5,445,139)	$(70,692,642)

Investor P
Shares sold	5,064,398	$72,974,804	9,154,231	$120,687,650
Shares issued in reinvestment of distributions	1,636,691	23,837,575	4,610,446	62,023,248
Shares redeemed	(11,339,453)	(163,522,344)	(27,061,917)	(354,174,944)

	(4,638,364)	$(66,709,965)	(13,297,240)	$(171,464,046)

132	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund (continued)
Class K
Shares sold	51,794,489	$750,185,849	105,963,382	$1,402,545,576
Shares issued in reinvestment of distributions	4,069,870	59,343,319	10,113,405	136,299,487
Shares redeemed	(42,192,243)	(609,614,632)	(85,290,662)	(1,116,963,549)

	13,672,116	$199,914,536	30,786,125	$421,881,514

	6,987,404	$103,824,937	9,554,264	$148,345,914

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2025 Fund
Institutional
Shares sold	1,911,402	$30,608,104	4,488,208	$63,902,271
Shares issued in reinvestment of distributions	124,556	2,021,884	328,551	4,764,746
Shares redeemed	(2,362,693)	(37,742,302)	(3,989,763)	(57,542,159)

	(326,735)	$(5,112,314)	826,996	$11,124,858

Investor A
Shares sold	1,346,029	$21,472,090	2,975,846	$42,394,123
Shares issued in reinvestment of distributions	83,170	1,349,406	226,350	3,284,604
Shares redeemed	(1,671,363)	(26,844,326)	(3,563,422)	(50,210,045)

	(242,164)	$(4,022,830)	(361,226)	$(4,531,318)

Investor P
Shares sold	1,143,966	$18,312,287	2,862,117	$40,836,822
Shares issued in reinvestment of distributions	38,296	620,759	79,020	1,151,539
Shares redeemed	(301,826)	(4,825,615)	(1,248,779)	(18,156,542)

	880,436	$14,107,431	1,692,358	$23,831,819

Class K
Shares sold	55,177,850	$885,994,808	110,816,788	$1,581,687,835
Shares issued in reinvestment of distributions	3,450,695	56,058,233	7,923,442	115,174,542
Shares redeemed	(31,276,133)	(501,209,840)	(60,016,767)	(850,219,990)

	27,352,412	$440,843,201	58,723,463	$846,642,387

	27,663,949	$445,815,488	60,881,591	$877,067,746

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund
Institutional
Shares sold	2,511,852	$42,268,444	6,168,595	$88,879,902
Shares issued in reinvestment of distributions	363,808	6,259,442	782,743	11,523,829
Shares redeemed	(2,921,677)	(49,093,972)	(7,639,971)	(111,026,084)

	(46,017)	$(566,086)	(688,633)	$(10,622,353)

Investor A
Shares sold	1,471,611	$24,818,117	3,716,581	$53,852,654
Shares issued in reinvestment of distributions	129,702	2,232,847	287,987	4,242,483
Shares redeemed	(1,961,126)	(33,258,143)	(11,899,734)	(173,328,831)

	(359,813)	$(6,207,179)	(7,895,166)	$(115,233,694)

Investor P
Shares sold	3,365,356	$56,753,623	6,586,802	$95,560,279
Shares issued in reinvestment of distributions	1,081,939	18,617,826	2,381,822	35,079,841
Shares redeemed	(7,612,016)	(128,067,304)	(15,909,202)	(229,583,620)

	(3,164,721)	$(52,695,855)	(6,940,578)	$(98,943,500)

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund (continued)
Class K
Shares sold	65,298,658	$1,103,723,515	117,212,131	$1,714,626,590
Shares issued in reinvestment of distributions	4,372,738	75,166,646	8,038,796	118,723,200
Shares redeemed	(26,258,731)	(442,570,595)	(57,932,819)	(835,889,367)

	43,412,665	$736,319,566	67,318,108	$997,460,423

	39,842,114	$676,850,446	51,793,731	$772,660,876

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund
Institutional
Shares sold	1,491,209	$26,601,319	2,997,708	$44,477,542
Shares issued in reinvestment of distributions	88,553	1,621,147	195,873	2,976,772
Shares redeemed	(1,232,834)	(21,813,285)	(3,262,000)	(49,067,743)

	346,928	$6,409,181	(68,419)	$(1,613,429)

Investor A
Shares sold	1,186,429	$21,114,231	2,557,156	$38,239,410
Shares issued in reinvestment of distributions	75,350	1,376,906	172,554	2,626,971
Shares redeemed	(1,597,190)	(28,619,790)	(3,230,885)	(47,200,222)

	(335,411)	$(6,128,653)	(501,175)	$(6,333,841)

Investor P
Shares sold	412,376	$7,343,976	817,784	$12,265,667
Shares issued in reinvestment of distributions	13,554	247,548	21,687	333,445
Shares redeemed	(100,089)	(1,785,528)	(192,726)	(2,901,074)

	325,841	$5,805,996	646,745	$9,698,038

Class K
Shares sold	53,123,293	$949,068,757	93,574,533	$1,405,158,063
Shares issued in reinvestment of distributions	3,078,065	56,299,048	5,805,521	88,621,083
Shares redeemed	(19,898,180)	(354,120,086)	(42,407,319)	(634,235,104)

	36,303,178	$651,247,719	56,972,735	$859,544,042

	36,640,536	$657,334,243	57,049,886	$861,294,810

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	2,201,506	$40,928,748	5,495,802	$82,299,000
Shares issued in reinvestment of distributions	316,579	6,079,926	693,610	10,744,188
Shares redeemed	(2,945,709)	(54,542,875)	(6,166,241)	(94,233,237)

	(427,624)	$(7,534,201)	23,171	$(1,190,049)

Investor A
Shares sold	1,207,704	$22,444,709	2,664,493	$40,186,781
Shares issued in reinvestment of distributions	76,066	1,460,621	165,416	2,563,559
Shares redeemed	(1,341,912)	(25,066,775)	(8,079,520)	(125,191,455)

	(58,142)	$(1,161,445)	(5,249,611)	$(82,441,115)

Investor P
Shares sold	2,544,821	$47,399,373	5,580,129	$84,017,413
Shares issued in reinvestment of distributions	692,122	13,279,478	1,519,819	23,543,969
Shares redeemed	(4,656,463)	(86,406,102)	(10,264,293)	(155,569,393)

	(1,419,520)	$(25,727,251)	(3,164,345)	$(48,008,011)

134	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund (continued)
Class K
Shares sold	47,765,894	$891,896,852	92,627,551	$1,427,174,683
Shares issued in reinvestment of distributions	2,985,300	57,328,095	5,533,810	86,134,498
Shares redeemed	(18,869,463)	(350,708,891)	(39,011,856)	(594,340,229)

	31,881,731	$598,516,056	59,149,505	$918,968,952

	29,976,445	$564,093,159	50,758,720	$787,329,777

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	997,281	$19,352,874	2,575,776	$39,999,883
Shares issued in reinvestment of distributions	59,803	1,202,724	136,309	2,168,990
Shares redeemed	(1,037,044)	(19,880,065)	(2,637,618)	(41,975,225)

	20,040	$675,533	74,467	$193,648

Investor A
Shares sold	867,926	$16,798,817	1,928,747	$29,891,359
Shares issued in reinvestment of distributions	48,843	982,278	114,600	1,827,801
Shares redeemed	(1,166,241)	(22,697,183)	(2,410,497)	(36,559,131)

	(249,472)	$(4,916,088)	(367,150)	$(4,839,971)

Investor P
Shares sold	117,158	$2,259,746	270,589	$4,028,297
Shares issued in reinvestment of distributions	3,743	75,186	6,182	100,167
Shares redeemed	(29,486)	(570,650)	(37,576)	(570,747)

	91,415	$1,764,282	239,195	$3,557,717

Class K
Shares sold	37,215,045	$725,651,495	70,663,578	$1,112,352,347
Shares issued in reinvestment of distributions	2,025,912	40,776,862	3,831,996	61,420,676
Shares redeemed	(13,621,780)	(264,400,792)	(25,957,531)	(408,020,236)

	25,619,177	$502,027,565	48,538,043	$765,752,787

	25,481,160	$499,551,292	48,484,555	$764,664,181

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	1,100,241	$21,920,724	3,135,948	$48,707,434
Shares issued in reinvestment of distributions	56,132	1,160,146	131,633	2,134,309
Shares redeemed	(1,238,945)	(24,463,289)	(2,878,908)	(46,705,889)

	(82,572)	$(1,382,419)	388,673	$4,135,854

Investor A
Shares sold	974,415	$19,265,813	1,921,434	$30,138,833
Shares issued in reinvestment of distributions	43,964	908,307	97,169	1,576,073
Shares redeemed	(714,652)	(14,269,111)	(4,375,628)	(69,762,032)

	303,727	$5,905,009	(2,357,025)	$(38,047,126)

Investor P
Shares sold	1,048,622	$20,823,790	2,375,774	$36,995,368
Shares issued in reinvestment of distributions	190,879	3,940,358	452,970	7,340,103
Shares redeemed	(1,806,137)	(35,715,772)	(3,468,125)	(54,771,512)

	(566,636)	$(10,951,624)	(639,381)	$(10,436,041)

N O T E S T O F I N A N C I A L S T A T E M E N T S	135

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund (continued)
Class K
Shares sold	33,689,248	$673,554,899	65,638,791	$1,047,890,163
Shares issued in reinvestment of distributions	1,760,335	36,363,322	3,382,391	55,128,483
Shares redeemed	(11,997,200)	(238,561,643)	(22,304,163)	(356,116,847)

	23,452,383	$471,356,578	46,717,019	$746,901,799

	23,106,902	$464,927,544	44,109,286	$702,554,486

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	810,026	$16,481,667	1,929,556	$31,041,305
Shares issued in reinvestment of distributions	38,991	825,255	85,105	1,412,113
Shares redeemed	(609,130)	(12,344,181)	(1,847,217)	(30,324,619)

	239,887	$4,962,741	167,444	$2,128,799

Investor A
Shares sold	790,815	$16,090,894	1,707,868	$27,192,000
Shares issued in reinvestment of distributions	28,804	609,526	66,279	1,097,213
Shares redeemed	(741,674)	(15,273,736)	(2,350,849)	(35,618,494)

	77,945	$1,426,684	(576,702)	$(7,329,281)

Investor P
Shares sold	51,434	$1,049,674	99,289	$1,646,550
Shares issued in reinvestment of distributions	1,586	33,569	2,503	42,341
Shares redeemed	(8,905)	(182,612)	(11,517)	(203,920)

	44,115	$900,631	90,275	$1,484,971

Class K
Shares sold	23,592,791	$482,979,702	44,104,499	$715,694,070
Shares issued in reinvestment of distributions	1,037,788	21,970,342	1,921,900	32,126,668
Shares redeemed	(7,900,674)	(160,928,867)	(14,323,722)	(234,939,366)

	16,729,905	$344,021,177	31,702,677	$512,881,372

	17,091,852	$351,311,233	31,383,694	$509,165,861

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	589,544	$10,702,104	1,164,490	$16,519,680
Shares issued in reinvestment of distributions	13,158	248,268	21,353	319,101
Shares redeemed	(193,950)	(3,496,260)	(612,187)	(9,146,431)

	408,752	$7,454,112	573,656	$7,692,350

Investor A
Shares sold	366,351	$6,583,534	529,045	$7,589,266
Shares issued in reinvestment of distributions	7,298	137,643	11,770	176,809
Shares redeemed	(139,779)	(2,515,929)	(438,723)	(6,491,076)

	233,870	$4,205,248	102,092	$1,274,999

Investor P
Shares sold	98,228	$1,779,175	156,054	$2,140,007
Shares issued in reinvestment of distributions	2,187	41,241	3,410	51,493
Shares redeemed	(33,445)	(606,723)	(19,784)	(285,548)

	66,970	$1,213,693	139,680	$1,905,952

136	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund (continued)
Class K
Shares sold	15,178,566	$276,913,880	25,904,179	$376,149,311
Shares issued in reinvestment of distributions	447,771	8,444,848	705,001	10,594,289
Shares redeemed	(4,029,387)	(73,226,665)	(7,044,735)	(103,081,296)

	11,596,950	$212,132,063	19,564,445	$283,662,304

	12,306,542	$225,005,116	20,379,873	$294,535,605

	Six Months Ended 06/30/21		Year Ended 12/31/20
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	215,189	$2,741,099	123,710	$1,181,363
Shares issued in reinvestment of distributions	2,062	27,345	1,124	12,150
Shares redeemed	(15,885)	(202,467)	(15,740)	(166,390)

	201,366	$2,565,977	109,094	$1,027,123

Investor A
Shares sold	12,388	$157,312	5,533	$56,288
Shares issued in reinvestment of distributions	94	1,245	42	461
Shares redeemed	(1,606)	(20,556)	(256)	(2,692)

	10,876	$138,001	5,319	$54,057

Investor P
Shares sold	75,089	$972,705	55,535	$555,532
Shares issued in reinvestment of distributions	629	8,371	289	3,203
Shares redeemed	(6,054)	(74,267)	(16,175)	(167,753)

	69,664	$906,809	39,649	$390,982

Class K
Shares sold	3,391,981	$43,398,845	2,324,257	$24,212,963
Shares issued in reinvestment of distributions	32,377	429,101	16,321	180,649
Shares redeemed	(530,829)	(6,777,314)	(587,588)	(6,053,214)

	2,893,529	$37,050,632	1,752,990	$18,340,398

	3,175,435	$40,661,419	1,907,052	$19,812,560

As of June 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	—	—	32,483	—	32,483
LifePath Index 2025 Fund	—	—	14,948	—	14,948
LifePath Index 2030 Fund	—	—	14,524	—	14,524
LifePath Index 2035 Fund	—	—	14,025	—	14,025
LifePath Index 2040 Fund	—	—	13,661	—	13,661
LifePath Index 2045 Fund	—	—	13,289	—	13,289
LifePath Index 2050 Fund	—	—	13,072	—	13,072
LifePath Index 2055 Fund	—	—	12,821	—	12,821
LifePath Index 2060 Fund	—	—	14,482	—	14,482
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000	100,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath Index Retirement Fund (“LifePath Index Retirement Fund”), BlackRock LifePath Index 2025 Fund (“LifePath Index 2025 Fund”), BlackRock LifePath Index 2030 Fund (“LifePath Index 2030 Fund”), BlackRock LifePath Index 2035 Fund (“LifePath Index 2035 Fund”), BlackRock LifePath Index 2040 Fund (“LifePath Index 2040 Fund”), BlackRock LifePath Index 2045 Fund (“LifePath Index 2045 Fund”), BlackRock LifePath Index 2050 Fund (“LifePath Index 2050 Fund”), BlackRock LifePath Index 2055 Fund (“LifePath Index 2055 Fund”), BlackRock LifePath Index 2060 Fund (“LifePath Index 2060 Fund”) and BlackRock LifePath Index 2065 Fund (“LifePath Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreement  (continued)

engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, LifePath Index Retirement Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, each of LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund and LifePath Index 2055 Fund ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed each Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board noted that for the one-year, three-year and since-inception periods reported, LifePath Index 2060 Fund ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board noted that for each of the one-year and since-inception periods reported, LifePath Index 2065 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual

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Disclosure of Investment Advisory Agreement  (continued)

advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of LifePath Index Retirement Fund’s and LifePath Index 2065 Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath Index 2025 Fund’s, LifePath Index 2035 Fund’s, LifePath Index 2040 Fund’s, LifePath Index 2045 Fund’s and LifePath Index 2050 Fund’s, contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath Index 2030 Fund’s and LifePath Index 2055 Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that LifePath Index 2060 Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio ranked in the fourth and first quartiles, respectively, relative to the Fund’s Expense Peers.

Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

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Disclosure of Investment Advisory Agreement  (continued)

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement was fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	141

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Index Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	143

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-06/21-SAR

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

• iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	15.25%	40.79%
U.S. small cap equities (Russell 2000® Index)	17.54	62.03
International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35
Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	iShares MSCI Total International Index Fund

Investment Objective

iShares MSCI Total International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World Index ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund’s Institutional Shares returned 9.19%, Investor A Shares returned 9.08% and Class K Shares returned 9.22%. The benchmark MSCI ACWI ex USA Index returned 9.16% for the same period.

The Fund invests all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

The vaccination rollout in developed markets during the first quarter of 2021 boosted optimism for a global economic recovery. However, the reappearance of high numbers of daily COVID-19 cases across Europe weighed down on the general sentiment, especially as social restrictions were tightened again across Europe.

In the first quarter of 2021, European countries were the strongest performers. In the Asia-Pacific region, Japanese equities posted a positive return over the quarter supported by higher-than-expected quarterly earnings results and by the low daily new COVID-19 cases recorded across the country, but trailed other Asia-Pacific markets including Australia, Hong Kong and Singapore.

After a relatively slow start in the second quarter of 2021, the vaccination rate across developed markets picked up, leading to more economic activities restarting. The prospect for strong growth, signaled by strong economic data, also boosted European equities over the quarter. Strong corporate earnings in Europe supported market performance as companies benefited from a combination of demand recovery and supply constraints. Services increased over the quarter, as the ease of COVID-19 restrictions helped fuel higher demand. However, despite the improving economic outlook, the European Central Bank policy makers signaled that it was still too soon to withdraw stimulus measures, while the Bank of England announcing its plans to slow its quantitative easing program.

In Japan, a consistent increase in COVID-19 cases led the government to extend the state of emergency until June 20, 2021. While the market performance was initially weighed down by the slow vaccination campaign, the market began to rally in the second quarter of 2021 as the government rolled out mass vaccination efforts throughout the country. The Japanese equity market started to recover by the end of May, but investors’ concerns over the low vaccination rate persisted, resulting in slight negative performance for the quarter.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the MSCI ACWI ex-USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional	9.19%	35.19%	10.91%	5.05%
Investor A	9.08	34.81	10.64	4.78
Class K	9.22	35.23	10.96	5.32
MSCI ACWI ex USA Index(c)	9.16	35.72	11.08	5.45

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

(c)	The index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	iShares MSCI Total International Index Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,091.90	$0.73		$1,000.00	$1,024.10	$0.70		0.14%
Investor A	1,000.00	1,090.80	2.02		1,000.00	1,022.86	1.96		0.39
Class K	1,000.00	1,092.20	0.47		1,000.00	1,024.35	0.45		0.09

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares MSCI Total International Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Total International ex-U.S. Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2021

iShares MSCI Total International Index Fund

ASSETS
Investments, at value — Master Portfolio	$1,401,794,753
Receivables:
Capital shares sold	5,902,468
Prepaid expenses	54,109

Total assets	1,407,751,330

LIABILITIES
Payables:
Administration fees	11,539
Capital shares redeemed	1,431,870
Contributions to the Master Portfolio	4,470,598
Income dividend distributions	4,595,430
Officer’s fees	195
Other accrued expenses	56,196
Professional fees	38,080
Service fees	78,491

Total liabilities	10,682,399

NET ASSETS	$1,397,068,931

NET ASSETS CONSIST OF
Paid-in capital	$1,076,618,807
Accumulated earnings	320,450,124

NET ASSETS	$1,397,068,931

F U N D F I N A N C I A L S T A T E M E N T S	7

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2021

iShares MSCI Total International Index Fund

NET ASSET VALUE

Institutional
Net assets	$189,829,039

Shares outstanding	17,464,591

Net asset value	$10.87

Shares authorized	Unlimited

Par value	N/A

Investor A
Net assets	$401,956,232

Shares outstanding	37,089,763

Net asset value	$10.84

Shares authorized	Unlimited

Par value	N/A

Class K
Net assets	$805,283,660

Shares outstanding	71,758,617

Net asset value	$11.22

Shares authorized	Unlimited

Par value	N/A

See notes to financial statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

iShares MSCI Total International Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$20,155,141
Dividends — affiliated	965
Non-cash dividends — unaffiliated	991,579
Securities lending income — affiliated — net	92,280
Foreign taxes withheld	(2,715,918)
Expenses	(440,465)
Fees waived	4,324

Total investment income	18,087,906

FUND EXPENSES
Service — class specific	483,542
Transfer agent — class specific	160,205
Administration	65,517
Registration	32,457
Professional	31,632
Printing and postage	5,945
Accounting services	2,490
Officer	151
Miscellaneous	6,886

Total expenses	788,825
Less:
Transfer agent fees waived and/or reimbursed — class specific	(274)

Total expenses after fees waived and/or reimbursed	788,551

Net investment income	17,299,355

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	(7,345,611)
Investments — affiliated	(791)
Foreign currency transactions	83,355
Futures contracts	1,646,748

(5,616,299)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	101,824,477
Investments — affiliated	1,166
Foreign currency translations	(38,196)
Futures contracts	(396,920)

101,390,527

Net realized and unrealized gain	95,774,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,073,583

(a) Net of foreign capital gain tax of	$32,684
(b) Net of increase in deferred foreign capital gain tax of	$(378,277)

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,299,355	$21,953,089
Net realized loss	(5,616,299)	(26,574,974)
Net change in unrealized appreciation (depreciation)	101,390,527	137,120,876

Net increase in net assets resulting from operations	113,073,583	132,498,991

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,582,100)	(3,077,851)
Investor A	(5,156,067)	(6,901,551)
Class K	(11,031,607)	(12,453,612)

Decrease in net assets resulting from distributions to shareholders	(18,769,774)	(22,433,014)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	96,547,906	1,422,751

NET ASSETS
Total increase in net assets	190,851,715	111,488,728
Beginning of period	1,206,217,216	1,094,728,488

End of period	$1,397,068,931	$1,206,217,216

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$10.10		$9.35	$7.97		$9.54		$7.70		$7.65

Net investment income(a)	0.14		0.18	0.27		0.26		0.24		0.21
Net realized and unrealized gain (loss)	0.78		0.77	1.40		(1.56)		1.86		0.12

Net increase (decrease) from investment operations	0.92		0.95	1.67		(1.30)		2.10		0.33

Distributions(b)
From net investment income	(0.15)		(0.20)	(0.29)		(0.25)		(0.26)		(0.21)
From net realized gain	—		—	—		—		(0.00	)(c)	(0.07)
Return of capital	—		—	—		(0.02)		—		—

Total distributions	(0.15)		(0.20)	(0.29)		(0.27)		(0.26)		(0.28)

Net asset value, end of period	$10.87		$10.10	$9.35		$7.97		$9.54		$7.70

Total Return(d)
Based on net asset value	9.19	%(e)	10.72%	21.18%		(13.94)%		27.57%		4.31%

Ratios to Average Net Assets(f)(g)
Total expenses	0.14	%(h)	0.16%	0.16	%(i)	0.17	%(i)	0.16%		0.19%

Total expenses after fees waived and/or reimbursed	0.14	%(h)	0.15%	0.16%		0.16%		0.16%		0.16%

Net investment income	2.69	%(h)	2.08%	3.08%		2.83%		2.69%		2.74%

Supplemental Data
Net assets, end of period (000)	$189,829		$156,711	$264,845		$159,351		$73,405		$76,001

Portfolio turnover rate of the Master Portfolio	6%		23%	5%		40%		57%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$10.07		$9.32	$7.95		$9.52		$7.68		$7.63

Net investment income(a)	0.13		0.17	0.25		0.23		0.22		0.19
Net realized and unrealized gain (loss)	0.78		0.76	1.39		(1.56)		1.86		0.12

Net increase (decrease) from investment operations	0.91		0.93	1.64		(1.33)		2.08		0.31

Distributions(b)
From net investment income	(0.14)		(0.18)	(0.27)		(0.22)		(0.24)		(0.19)
From net realized gain	—		—	—		—		(0.00	)(c)	(0.07)
Return of capital	—		—	—		(0.02)		—		—

Total distributions	(0.14)		(0.18)	(0.27)		(0.24)		(0.24)		(0.26)

Net asset value, end of period	$10.84		$10.07	$9.32		$7.95		$9.52		$7.68

Total Return(d)
Based on net asset value	9.08	%(e)	10.47%	20.80%		(14.19)%		27.32%		4.07%

Ratios to Average Net Assets(f)(g)
Total expenses	0.39	%(h)	0.42%	0.41	%(i)	0.42	%(i)	0.41%		0.46%

Total expenses after fees waived and/or reimbursed	0.39	%(h)	0.41%	0.41%		0.41%		0.41%		0.41%

Net investment income	2.41	%(h)	2.01%	2.84%		2.55%		2.47%		2.48%

Supplemental Data
Net assets, end of period (000)	$401,956		$383,705	$341,385		$272,066		$288,431		$247,732

Portfolio turnover rate of the Master Portfolio	6%		23%	5%		40%		57%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$10.42		$9.64	$8.21		$9.82		$7.92		$7.86

Net investment income(a)	0.15		0.20	0.28		0.27		0.25		0.21
Net realized and unrealized gain (loss)	0.81		0.79	1.44		(1.61)		1.91		0.13

Net increase (decrease) from investment operations	0.96		0.99	1.72		(1.34)		2.16		0.34

Distributions(b)
From net investment income	(0.16)		(0.21)	(0.29)		(0.25)		(0.26)		(0.21)
From net realized gain	—		—	—		—		(0.00	)(c)	(0.07)
Return of capital	—		—	—		(0.02)		—		—

Total distributions	(0.16)		(0.21)	(0.29)		(0.27)		(0.26)		(0.28)

Net asset value, end of period	$11.22		$10.42	$9.64		$8.21		$9.82		$7.92

Total Return(d)
Based on net asset value	9.22	%(e)	10.76%	21.22%		(13.91)%		27.62%		4.37%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.12%	0.11	%(i)	0.12	%(i)	0.11%		0.14%

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.11%	0.11%		0.11%		0.11%		0.11%

Net investment income	2.75	%(h)	2.31%	3.15%		2.85%		2.75%		2.68%

Supplemental Data
Net assets, end of period (000)	$805,284		$665,801	$488,498		$299,520		$263,532		$103,498

Portfolio turnover rate of the Master Portfolio	6%		23%	5%		40%		57%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2021, the percentage of the Master Portfolio owned by the Fund was 99.9%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Investor A and Class K Shares	No	No	None

The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2021, the class specific service fees borne directly by Investor A Shares were $483,542.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total

Reimbursed amounts	$113	$1,801	$1,088	$3,002

For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total

Transfer agent fees — class specific	$43,434	$104,916	$11,855	$160,205

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation

Institutional	0.16%
Investor A	0.41
Class K	0.11

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed-class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Class K	Total

Transfer agent fees waived and/or reimbursed — class specific	$2	$49	$223	$274

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $28,189,787.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares MSCI Total International Index Fund
Institutional
Shares sold	3,072,863	$32,663,792	5,369,506	$44,417,496
Shares issued in reinvestment of distributions	242,562	2,582,100	375,684	3,077,859
Shares redeemed	(1,365,041)	(14,271,445)	(18,558,941)	(167,688,463)

	1,950,384	$20,974,447	(12,813,751)	$(120,193,108)

Investor A
Shares sold	3,308,713	$35,001,181	12,457,330	$96,930,463
Shares issued in reinvestment of distributions	485,849	5,153,977	849,395	6,898,470
Shares redeemed	(4,801,818)	(50,084,513)	(11,827,367)	(101,027,463)

	(1,007,256)	$(9,929,355)	1,479,358	$2,801,470

Class K
Shares sold	20,472,177	$224,652,290	41,606,576	$366,443,009
Shares issued in reinvestment of distributions	1,001,915	11,005,559	1,473,593	12,420,242
Shares redeemed	(13,587,243)	(150,155,035)	(29,889,303)	(260,048,862)

	7,886,849	$85,502,814	13,190,866	$118,814,389

	8,829,977	$96,547,906	1,856,473	$1,422,751

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2021	Total International ex U.S. Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	2%
Alibaba Group Holding Ltd.	2
Tencent Holdings Ltd.	1
Nestle SA, Registered Shares	1
Samsung Electronics Co. Ltd.	1
ASML Holding NV	1
Roche Holding AG	1
LVMH Moet Hennessy Louis Vuitton SE	1
Novartis AG, Registered Shares	1
Toyota Motor Corp.	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

Japan	14%
China	11
United Kingdom	8
Canada	7
France	7
Switzerland	6
Germany	6
Australia	5
Taiwan	4
United States	4
South Korea	4
Netherlands	4
India	3
Sweden	2
Hong Kong	2
Brazil	2
Denmark	2
Spain	2
Italy	1
South Africa	1
Russia	1
Saudi Arabia	1
Finland	1
Singapore	1
Ireland	1
Belgium	1
Mexico	1
Thailand	1
Other#	— (a)
Liabilities in Excess of Other Assets	(3)

(a)	Rounds to less than 1% of net assets.
#	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

M A S T E R P O R T F O L I O I N F O R M A T I O N	17

Schedule of Investments (unaudited) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina(a) — 0.0%
Globant SA	1,983	$434,634
YPF SA, ADR	7,500	35,100

		469,734

Australia — 4.5%
Afterpay Ltd.(a)	10,522	933,935
AGL Energy Ltd.	29,297	179,996
Ampol Ltd.	14,063	297,652
APA Group(b)	54,780	365,527
Aristocrat Leisure Ltd.	27,117	875,405
ASX Ltd.	9,515	554,684
Aurizon Holdings Ltd.	84,172	234,448
AusNet Services Ltd.	88,260	115,680
Australia & New Zealand Banking Group Ltd.	140,991	2,976,025
BHP Group Ltd.	146,136	5,316,473
BHP Group PLC	108,392	3,207,423
BlueScope Steel Ltd.	28,378	466,300
Brambles Ltd.	68,252	585,735
Cochlear Ltd.	3,207	605,055
Coles Group Ltd.	64,627	827,855
Commonwealth Bank of Australia	87,708	6,567,804
Computershare Ltd.	24,463	310,049
Crown Resorts Ltd.(a)	17,839	159,230
CSL Ltd.	22,649	4,843,906
Dexus	50,184	400,052
Domino’s Pizza Enterprises Ltd.	2,508	226,794
Evolution Mining Ltd.	73,581	248,610
Fortescue Metals Group Ltd.	86,608	1,512,948
Goodman Group	81,838	1,295,141
GPT Group	116,521	426,250
Insurance Australia Group Ltd.	128,895	498,367
Lendlease Corp. Ltd.(b)	34,964	300,436
Macquarie Group Ltd.	16,878	1,977,450
Magellan Financial Group Ltd.	6,351	256,502
Medibank Pvt Ltd.	167,769	397,751
Mirvac Group	177,414	386,826
MMG Ltd.(a)	232,000	101,912
National Australia Bank Ltd.	161,244	3,169,866
Newcrest Mining Ltd.	45,528	863,384
Northern Star Resources Ltd.	66,834	490,837
Oil Search Ltd.	111,951	319,832
Orica Ltd.	20,558	204,456
Origin Energy Ltd.	90,631	306,080
Qantas Airways Ltd.(a)	33,898	118,337
QBE Insurance Group Ltd.(a)	82,684	667,223
Ramsay Health Care Ltd.	8,965	422,975
REA Group Ltd.	2,994	379,368
Reece Ltd.	18,949	335,563
Rio Tinto Ltd.	20,129	1,908,340
Santos Ltd.	76,966	408,806
Scentre Group	238,120	487,270
SEEK Ltd.	14,013	348,349
Sonic Healthcare Ltd.	23,122	666,271
South32 Ltd.	233,710	512,523
Stockland	120,177	418,486
Suncorp Group Ltd.	58,287	485,255
Sydney Airport(a)(b)	68,930	299,088
Tabcorp Holdings Ltd.	94,363	366,123
Telstra Corp. Ltd.	212,153	598,354

Security	Shares	Value

Australia (continued)
Transurban Group(b)	140,703	$1,500,608
Treasury Wine Estates Ltd.	30,654	268,415
Vicinity Centres	223,827	258,063
Washington H Soul Pattinson & Co. Ltd.	6,150	155,525
Wesfarmers Ltd.	57,277	2,539,264
Westpac Banking Corp.	183,260	3,546,411
WiseTech Global Ltd.	7,407	177,003
Woodside Petroleum Ltd.	50,220	836,248
Woolworths Group Ltd.	64,177	1,836,516

		62,347,060

Austria — 0.1%
Erste Group Bank AG	15,004	551,568
OMV AG	7,068	403,353
Raiffeisen Bank International AG	9,388	213,093
Verbund AG	2,859	263,374
voestalpine AG	5,074	206,965

		1,638,353

Belgium — 0.5%
Ageas SA	9,563	531,427
Anheuser-Busch InBev SA/NV	39,290	2,832,369
Elia Group SA/NV	1,275	134,584
Etablissements Franz Colruyt NV	4,598	257,120
Groupe Bruxelles Lambert SA	5,769	645,962
KBC Group NV	12,584	960,805
Proximus SADP	7,301	141,121
Sofina SA	899	388,418
Solvay SA	3,386	430,982
UCB SA	6,626	693,952
Umicore SA	9,752	596,609

		7,613,349

Brazil — 1.2%
Alpargatas SA, Preference Shares(a)	14,945	150,808
Ambev SA	242,318	831,631
Atacadao SA	19,425	82,015
B2W Cia Digital(a)	9,039	120,416
B3 SA - Brasil Bolsa Balcao	298,299	1,008,764
Banco Bradesco SA	68,851	302,602
Banco BTG Pactual SA	16,037	393,557
Banco do Brasil SA	40,649	262,586
Banco Inter SA	13,173	206,025
Banco Santander Brasil SA	29,576	240,827
BB Seguridade Participacoes SA	51,894	241,013
Bradespar SA, Preference Shares	10,952	163,670
BRF SA(a)	28,171	154,794
CCR SA	52,990	143,294
Centrais Eletricas Brasileiras SA	17,279	149,973
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	159,329
Cia Paranaense de Energia, Class B, Preference Shares	44,180	52,673
Cia Siderurgica Nacional SA	38,838	343,497
Cosan SA	67,148	323,468
CPFL Energia SA	27,014	146,155
Energisa SA	7,713	72,264
Engie Brasil Energia SA	6,487	51,061
Equatorial Energia SA	36,500	181,994
Hapvida Participacoes e Investimentos SA(c)	59,345	183,865
Hypera SA	19,300	133,755
JBS SA	44,936	262,905
Klabin SA(a)	50,466	267,255

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA	30,475	$392,135
Lojas Renner SA	38,017	338,070
Magazine Luiza SA	159,612	678,715
Natura & Co. Holding SA(a)	42,818	488,458
Notre Dame Intermedica Participacoes SA	25,117	428,885
Petrobras Distribuidora SA	32,398	173,786
Petroleo Brasileiro SA	182,275	1,110,039
Raia Drogasil SA	48,280	239,857
Rede D’Or Sao Luiz SA(c)	10,027	139,162
Rumo SA(a)	61,506	236,809
Suzano SA(a)	33,922	407,912
Telefonica Brasil SA	19,852	167,635
TIM SA	41,040	95,137
TOTVS SA	23,178	175,450
Ultrapar Participacoes SA	45,628	168,704
Vale SA	195,585	4,453,336
Via Varejo SA(a)	62,111	197,180
WEG SA	95,902	649,591

		17,171,057

Canada — 6.8%
Agnico Eagle Mines Ltd.	11,562	699,167
Air Canada(a)(d)	5,942	122,234
Algonquin Power & Utilities Corp.(d)	29,406	438,148
Alimentation Couche-Tard, Inc., Class B	43,122	1,584,549
AltaGas Ltd.(d)	16,709	350,733
Atco Ltd., Class I	3,829	135,788
B2Gold Corp.	46,276	194,123
Ballard Power Systems, Inc.(a)	10,338	187,478
Bank of Montreal	32,334	3,314,261
Bank of Nova Scotia(d)	63,154	4,107,354
Barrick Gold Corp.(a)(d)	85,362	1,765,635
BCE, Inc.	5,059	249,481
BlackBerry Ltd.(a)(d)	26,999	329,973
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	442	23,356
Brookfield Asset Management, Inc., Class A	64,093	3,269,798
CAE, Inc.(a)	12,372	381,061
Cameco Corp.	18,780	359,965
Canadian Apartment Properties REIT(d)	4,555	213,566
Canadian Imperial Bank of Commerce(d)	21,996	2,503,917
Canadian National Railway Co.	35,675	3,764,064
Canadian Natural Resources Ltd.	59,218	2,149,734
Canadian Pacific Railway Ltd.	33,260	2,557,553
Canadian Tire Corp. Ltd., Class A	3,022	478,215
Canadian Utilities Ltd., Class A(d)	5,686	157,792
Canopy Growth Corp.(a)	11,307	273,462
CCL Industries, Inc., Class B	6,846	377,038
Cenovus Energy, Inc.	67,927	649,899
CGI, Inc.(a)	11,239	1,018,999
Constellation Software, Inc.	1,030	1,559,965
Dollarama, Inc.	16,090	736,485
Emera, Inc.	12,252	555,867
Empire Co. Ltd., Class A	7,280	229,629
Enbridge, Inc.(d)	99,358	3,978,007
Fairfax Financial Holdings Ltd.	1,310	574,472
First Quantum Minerals Ltd.	29,878	688,621
FirstService Corp.	2,229	382,307
Fortis, Inc.(d)	24,007	1,062,653
Franco-Nevada Corp.	9,970	1,446,840
George Weston Ltd.	4,143	394,882
GFL Environmental, Inc.	8,820	281,904

Security	Shares	Value

Canada (continued)
Gildan Activewear, Inc.	9,332	$344,341
Great-West Lifeco, Inc.	13,282	394,517
Hydro One Ltd.(c)(d)	14,809	357,920
iA Financial Corp., Inc.	4,390	239,013
IGM Financial, Inc.(d)	4,062	143,396
Imperial Oil Ltd.(d)	11,421	348,084
Intact Financial Corp.	7,507	1,019,889
Inter Pipeline Ltd.	18,400	299,096
Ivanhoe Mines Ltd., Class A(a)	38,741	279,713
Keyera Corp.	10,533	283,038
Kinross Gold Corp.	61,690	391,161
Kirkland Lake Gold Ltd.(d)	12,917	497,778
Lightspeed POS, Inc.(a)	4,201	351,608
Loblaw Cos. Ltd.	8,981	552,727
Lundin Mining Corp.(d)	38,227	344,771
Magna International, Inc.(d)	13,967	1,293,153
Manulife Financial Corp.	95,589	1,881,552
Metro, Inc.	14,483	694,357
National Bank of Canada	18,339	1,372,466
Northland Power, Inc.(d)	10,159	346,583
Nutrien Ltd.(d)	28,025	1,698,094
Nuvei Corp.(a)(c)	1,980	162,061
Onex Corp.	4,171	302,865
Open Text Corp.	15,498	787,027
Pan American Silver Corp.	10,536	300,883
Parkland Corp./Canada	7,050	227,834
Pembina Pipeline Corp.	29,402	934,289
Power Corp. of Canada(d)	25,028	791,059
Quebecor, Inc., Class B	7,485	199,624
Restaurant Brands International, Inc.	14,066	906,302
RioCan Real Estate Investment Trust(d)	9,233	164,460
Ritchie Bros. Auctioneers, Inc.	5,096	302,118
Rogers Communications, Inc., Class B(d)	18,630	990,414
Royal Bank of Canada	72,946	7,390,520
Saputo, Inc.(d)	10,865	324,039
Shaw Communications, Inc., Class B	21,981	636,768
Shopify, Inc., Class A(a)	5,626	8,227,821
Sun Life Financial, Inc.	29,092	1,500,130
Suncor Energy, Inc.	78,836	1,888,223
TC Energy Corp.(d)	47,824	2,366,509
Teck Resources Ltd., Class B(a)(d)	26,876	618,998
TELUS Corp.	20,836	467,280
Thomson Reuters Corp.	8,086	803,186
TMX Group Ltd.	2,646	279,499
Toromont Industries Ltd.	3,706	322,885
Toronto-Dominion Bank	90,149	6,317,557
West Fraser Timber Co. Ltd.	3,578	256,862
Wheaton Precious Metals Corp.	22,151	976,388
WSP Global, Inc.(d)	5,749	671,088
Yamana Gold, Inc.(d)	42,756	180,047

		95,978,968

Chile — 0.2%
Antofagasta PLC	18,127	360,470
Banco de Chile	1,960,832	193,550
Banco de Credito e Inversiones SA	2,297	96,964
Banco Santander Chile	3,205,454	158,485
Cencosud SA	73,021	145,279
Cencosud Shopping SA	51,556	84,313
Cia Cervecerias Unidas SA	4,404	44,377
Colbun SA	466,420	65,169
Empresas CMPC SA	65,894	157,021

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Empresas COPEC SA	18,259	$179,758
Enel Americas SA	1,752,619	257,264
Enel Chile SA	1,792,039	103,097
Falabella SA	52,829	235,151

		2,080,898

China — 11.3%
21Vianet Group, Inc., ADR(a)	3,916	89,872
360 DigiTech, Inc.(a)	5,031	210,497
3SBio, Inc.(a)(c)	95,500	118,095
51job, Inc., ADR(a)(d)	1,550	120,544
AAC Technologies Holdings, Inc.(d)	29,500	220,703
Addsino Co. Ltd., Class A(a)	19,000	55,431
AECC Aviation Power Co. Ltd., Class A	7,600	62,509
Agile Group Holdings Ltd.	76,000	98,491
Agora, Inc., ADR(a)(d)	3,417	143,377
Agricultural Bank of China Ltd., Class A	289,800	135,742
Agricultural Bank of China Ltd., Class H	1,322,000	458,740
Aier Eye Hospital Group Co. Ltd., Class A	16,383	179,416
Air China Ltd., Class A	111,198	133,774
Air China Ltd., Class H(a)	62,000	45,589
Airtac International Group	8,000	308,159
Alibaba Group Holding Ltd.(a)	764,552	21,677,975
Alibaba Health Information Technology Ltd.(a)	214,000	474,031
A-Living Smart City Services Co. Ltd.(c)	28,500	141,461
Aluminum Corp. of China Ltd., Class H(a)	164,000	97,231
Anhui Conch Cement Co. Ltd., Class A	17,700	112,289
Anhui Conch Cement Co. Ltd., Class H	59,500	315,390
Anhui Gujing Distillery Co. Ltd., Class B	8,500	117,684
Anta Sports Products Ltd.	55,000	1,290,889
Autohome, Inc., ADR	3,727	238,379
AVIC Shenyang Aircraft Co. Ltd., Class A	4,480	41,726
AviChina Industry & Technology Co. Ltd., Class H	116,000	76,777
Baidu, Inc., ADR(a)	13,665	2,786,293
Bank of Beijing Co. Ltd., Class A	100,100	75,366
Bank of China Ltd., Class A	444,200	211,505
Bank of China Ltd., Class H	3,735,000	1,341,098
Bank of Communications Co. Ltd., Class A	130,900	99,153
Bank of Communications Co. Ltd., Class H	468,700	314,839
Bank of Hangzhou Co. Ltd., Class A	70,800	161,463
Bank of Jiangsu Co. Ltd., Class A	103,740	113,921
Bank of Nanjing Co. Ltd., Class A	57,500	93,519
Bank of Ningbo Co. Ltd., Class A	25,600	154,164
Bank of Shanghai Co. Ltd., Class A	76,510	96,977
Baoshan Iron & Steel Co. Ltd., Class A	170,098	200,838
Baozun, Inc., ADR(a)	2,062	73,077
BBMG Corp., Class A	45,700	19,003
BeiGene Ltd., ADR(a)(d)	2,347	805,467
Beijing Capital International Airport Co. Ltd., Class H(a)	100,000	66,412
Beijing Enterprises Holdings Ltd.	21,000	74,506
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	153,824	125,751
Bilibili, Inc., ADR(a)(d)	7,879	959,977
BOE Technology Group Co. Ltd., Class A	158,600	152,955
Brilliance China Automotive Holdings Ltd.	148,000	92,222
Budweiser Brewing Co. APAC Ltd.(c)	114,100	359,273
BYD Co. Ltd., Class A	5,900	228,085
BYD Co. Ltd., Class H	40,500	1,215,659
BYD Electronic International Co. Ltd.	48,000	315,509
CanSino Biologics, Inc., Class H(a)(c)	3,200	169,965

Security	Shares	Value

China (continued)
CGN Power Co. Ltd., Class H(c)	546,000	$121,598
Changchun High & New Technology Industry Group, Inc., Class A	2,200	131,492
China Aoyuan Group Ltd.	76,000	64,185
China Bohai Bank Co. Ltd., Class H(c)	242,000	83,843
China Cinda Asset Management Co. Ltd., Class H	360,000	68,585
China CITIC Bank Corp. Ltd., Class H	448,000	212,109
China Common Rich Renewable Energy Investments Ltd.(a)(e)	11,997	—
China Communications Services Corp. Ltd., Class H	138,000	68,911
China Conch Venture Holdings Ltd.	67,500	284,010
China Construction Bank Corp., Class A	83,600	85,952
China Construction Bank Corp., Class H	4,846,000	3,802,672
China East Education Holdings Ltd.(a)(c)	9,500	14,917
China Everbright Bank Co. Ltd., Class A	282,300	153,163
China Evergrande Group(d)	103,000	133,960
China Feihe Ltd.(c)	149,000	321,247
China Fortune Land Development Co. Ltd., Class A	45,500	36,830
China Galaxy Securities Co. Ltd., Class A	57,500	95,742
China Galaxy Securities Co. Ltd., Class H	132,500	78,947
China Hongqiao Group Ltd.	133,000	180,095
China Huarong Asset Management Co. Ltd., Class H(c)(e)	320,000	31,529
China Huishan Dairy Holdings Co. Ltd.(a)(e)	109,840	—
China International Capital Corp. Ltd., Class A(a)	6,800	64,547
China International Capital Corp. Ltd., Class H(c)	59,200	159,202
China Lesso Group Holdings Ltd.	39,000	96,278
China Life Insurance Co. Ltd., Class A	7,300	38,206
China Life Insurance Co. Ltd., Class H	415,000	822,786
China Literature Ltd.(a)(c)	21,400	238,314
China Longyuan Power Group Corp. Ltd., Class H	191,000	328,847
China Medical System Holdings Ltd.	61,000	160,334
China Meidong Auto Holdings Ltd.(a)	36,000	196,122
China Mengniu Dairy Co. Ltd.(a)	160,000	966,600
China Merchants Bank Co. Ltd., Class A	65,200	545,912
China Merchants Bank Co. Ltd., Class H	205,578	1,751,152
China Merchants Securities Co. Ltd., Class A	26,300	77,273
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	55,858
China Minsheng Banking Corp. Ltd., Class A	159,000	108,377
China Minsheng Banking Corp. Ltd., Class H	193,680	92,717
China Molybdenum Co. Ltd., Class H	213,000	126,216
China National Building Material Co. Ltd., Class H	228,000	267,726
China National Nuclear Power Co. Ltd., Class A	102,500	80,194
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	34,900	111,492
China Oilfield Services Ltd., Class H	64,000	57,334
China Overseas Land & Investment Ltd.(d)	188,000	426,313
China Overseas Property Holdings Ltd.	85,000	90,928
China Pacific Insurance Group Co. Ltd., Class A	15,500	69,340
China Pacific Insurance Group Co. Ltd., Class H	137,000	430,353
China Petroleum & Chemical Corp., Class A	90,900	61,303
China Petroleum & Chemical Corp., Class H	1,212,400	616,214
China Railway Group Ltd., Class H	230,000	119,893
China Resources Cement Holdings Ltd.	122,000	115,917
China Resources Gas Group Ltd.	48,000	287,865
China Resources Land Ltd.	153,111	618,385
China Resources Pharmaceutical Group Ltd.(c)	69,500	43,282
China Shenhua Energy Co. Ltd., Class A	31,800	95,894
China Shenhua Energy Co. Ltd., Class H	140,000	274,232
China Shipbuilding Industry Co. Ltd., Class A(a)	99,699	63,485

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Southern Airlines Co. Ltd., Class H(a)	120,000	$74,477
China State Construction Engineering Corp. Ltd., Class A	105,700	75,981
China State Construction International Holdings Ltd.	70,000	47,727
China Tourism Group Duty Free Corp. Ltd., Class A	5,900	273,383
China Tower Corp. Ltd., Class H(c)	1,886,000	259,710
China Vanke Co. Ltd., Class A	21,601	79,434
China Vanke Co. Ltd., Class H	81,800	255,667
China Yangtze Power Co. Ltd., Class A	90,600	289,123
China Yuhua Education Corp. Ltd.(c)	92,000	83,381
China Zheshang Bank Co. Ltd., Class A	198,400	121,760
Chindata Group Holdings Ltd., ADR(a)	8,939	134,890
Chongqing Changan Automobile Co. Ltd., Class A(a)	30,500	123,824
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	48,212
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,700	106,650
Chow Tai Fook Jewellery Group Ltd.	86,000	196,495
CIFI Holdings Group Co. Ltd.	170,000	132,605
CITIC Ltd.	315,000	339,189
CITIC Securities Co. Ltd., Class A	32,100	123,674
CITIC Securities Co. Ltd., Class H	103,000	258,083
Contemporary Amperex Technology Co. Ltd., Class A	7,800	642,826
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	78,900	75,130
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	40,598	191,603
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	114,500	287,724
Country Garden Holdings Co. Ltd.(d)	447,270	500,616
Country Garden Services Holdings Co. Ltd.(d)	80,000	863,200
CSC Financial Co. Ltd., Class A(a)	14,300	69,396
CSPC Pharmaceutical Group Ltd.	422,400	610,137
Dada Nexus Ltd., ADR(a)(d)	5,547	160,918
Dali Foods Group Co. Ltd.(c)	175,500	104,654
Daqo New Energy Corp., ADR(a)(d)	2,438	158,519
Dongfeng Motor Group Co. Ltd., Class H(a)	138,000	123,873
DouYu International Holdings Ltd., ADR(a)	8,090	55,336
East Money Information Co. Ltd., Class A	22,896	115,813
Ecovacs Robotics Co. Ltd., Class A	5,800	204,334
Enn Energy Holdings Ltd.	43,900	834,351
Eve Energy Co. Ltd., Class A	12,200	195,688
Everbright Securities Co. Ltd., Class A	28,900	79,908
Fangda Carbon New Material Co. Ltd., Class A	119,420	137,359
Flat Glass Group Co. Ltd., Class H	48,000	197,680
Focus Media Information Technology Co. Ltd., Class A	37,300	54,182
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,828	195,710
Fosun International Ltd.	131,500	189,003
Foxconn Industrial Internet Co. Ltd., Class A	3,500	6,711
Futu Holdings Ltd., ADR(a)	2,769	495,900
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	112,085
Fuyao Glass Industry Group Co. Ltd., Class H(c)	22,400	157,695
Ganfeng Lithium Co. Ltd., Class A	7,700	143,630
Ganfeng Lithium Co. Ltd., Class H(c)	200	2,987
GDS Holdings Ltd., ADR(a)	4,184	328,402
Geely Automobile Holdings Ltd.(d)	285,000	895,116
Genscript Biotech Corp.(a)(d)	70,000	305,334
GF Securities Co. Ltd., Class H	93,600	121,162
Gigadevice Semiconductor Beijing, Inc., Class A	980	28,426
GoerTek, Inc., Class A	17,700	116,818
GOME Retail Holdings Ltd.(a)(d)	627,000	80,445

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd., Class A	31,805	$213,676
Great Wall Motor Co. Ltd., Class H	144,000	464,045
Greenland Holdings Corp. Ltd., Class A	23,999	20,226
Greentown China Holdings Ltd.	83,500	128,838
Greentown Service Group Co. Ltd.	94,000	146,007
GSX Techedu, Inc., ADR(a)	2,614	38,609
Guangdong Haid Group Co. Ltd., Class A	10,700	134,863
Guangzhou Automobile Group Co. Ltd., Class H	134,400	120,632
Guangzhou R&F Properties Co. Ltd., Class H	34,400	39,287
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	109,495
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,500	189,235
Guotai Junan Securities Co. Ltd., Class A	55,544	147,106
Haidilao International Holding Ltd.(c)(d)	66,000	347,535
Haier Smart Home Co. Ltd., Class A	41,800	167,465
Haier Smart Home Co. Ltd., Class H(a)	76,800	267,846
Haitian International Holdings Ltd.	51,000	170,791
Haitong Securities Co. Ltd., Class A	45,000	79,943
Haitong Securities Co. Ltd., Class H	144,400	126,447
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	6,200	145,309
Hansoh Pharmaceutical Group Co. Ltd.(c)	56,000	244,700
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	72,701
Hengan International Group Co. Ltd.	39,000	260,968
Hengli Petrochemical Co. Ltd., Class A	26,600	107,911
HengTen Networks Group Ltd.(a)(d)	124,000	99,088
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	80,068
Hua Hong Semiconductor Ltd.(a)(c)	21,000	115,935
Hualan Biological Engineering, Inc., Class A	10,800	61,196
Huaneng Power International, Inc., Class H	192,000	75,097
Huatai Securities Co. Ltd., Class A	31,600	77,128
Huatai Securities Co. Ltd., Class H(c)	68,800	100,920
Huaxia Bank Co. Ltd., Class A	132,899	127,196
Huayu Automotive Systems Co. Ltd., Class A	8,300	33,705
Huazhu Group Ltd., ADR(a)(d)	8,961	473,230
HUYA, Inc., ADR(a)(d)	4,442	78,401
Iflytek Co. Ltd., Class A	19,900	207,593
I-Mab, ADR(a)	2,138	179,485
Industrial & Commercial Bank of China Ltd., Class A	231,800	185,306
Industrial & Commercial Bank of China Ltd., Class H	2,775,000	1,626,203
Industrial Bank Co. Ltd., Class A	73,700	234,071
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	191,700	45,921
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	110,292
Innovent Biologics, Inc.(a)(c)	64,000	746,551
iQIYI, Inc., ADR(a)	11,889	185,231
JD Health International, Inc.(a)(c)(d)	12,150	173,539
JD.com, Inc., ADR(a)	44,439	3,546,677
Jiangsu Expressway Co. Ltd., Class H	26,000	29,426
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	87,561
Jiangsu Hengrui Medicine Co. Ltd., Class A	21,312	223,658
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	166,470
Jiangxi Copper Co. Ltd., Class A	43,400	150,020
Jiangxi Copper Co. Ltd., Class H	30,000	61,266
Jiangxi Zhengbang Technology Co. Ltd., Class A	28,700	52,996
Jinxin Fertility Group Ltd.(c)	68,000	171,389
Jiumaojiu International Holdings Ltd.(c)	34,000	138,968

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
JOYY, Inc., ADR	2,689	$177,393
Kaisa Group Holdings Ltd.(a)	221,000	83,566
KE Holdings, Inc., ADR(a)	18,653	889,375
Kingboard Holdings Ltd.	35,000	194,051
Kingdee International Software Group Co. Ltd.(a)(d)	147,000	497,869
Kingfa Sci & Tech Co. Ltd., Class A	25,700	82,795
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	3,200	108,576
Kingsoft Corp. Ltd.	49,000	293,456
Kuaishou Technology(a)(c)	10,400	261,552
Kunlun Energy Co. Ltd.	256,000	235,671
Kweichow Moutai Co. Ltd., Class A	3,716	1,180,792
KWG Group Holdings Ltd.	74,000	98,967
Lenovo Group Ltd.	322,000	369,785
Lens Technology Co. Ltd., Class A	12,300	55,874
Li Auto, Inc., ADR(a)	22,427	783,599
Li Ning Co. Ltd.	116,500	1,421,102
Lingyi iTech Guangdong Co., Class A	7,000	9,939
Logan Group Co. Ltd.	72,000	107,698
Longfor Group Holdings Ltd.(c)	91,500	509,669
LONGi Green Energy Technology Co. Ltd., Class A	16,940	232,176
Lufax Holding Ltd., ADR(a)	8,131	91,880
Luxshare Precision Industry Co. Ltd., Class A	18,129	128,870
Luzhou Laojiao Co. Ltd., Class A	3,600	131,069
Mango Excellent Media Co. Ltd., Class A	11,800	125,050
Maxscend Microelectronics Co. Ltd., Class A	2,340	194,240
Meituan, Class B(a)(c)	179,100	7,388,080
Metallurgical Corp. of China Ltd., Class A	330,500	152,170
Microport Scientific Corp.	37,000	332,067
Midea Group Co. Ltd., Class A	14,800	163,086
Ming Yuan Cloud Group Holdings Ltd.(a)	19,000	94,040
Minth Group Ltd.	32,000	151,764
Momo, Inc., ADR	7,937	121,515
Muyuan Foods Co. Ltd., Class A	15,946	149,821
Nanjing Securities Co. Ltd., Class A	33,000	53,632
NARI Technology Co. Ltd., Class A	42,840	153,824
NAURA Technology Group Co. Ltd., Class A	3,800	162,753
NetEase, Inc., ADR	20,528	2,365,852
New China Life Insurance Co. Ltd., Class H	43,200	147,302
New Hope Liuhe Co. Ltd., Class A(a)	12,700	28,791
New Oriental Education & Technology Group, Inc., ADR(a)	81,222	665,208
NIO, Inc., ADR(a)	66,274	3,525,777
Noah Holdings Ltd., ADR(a)(d)	1,707	80,570
Nongfu Spring Co. Ltd., Class H(c)	16,800	84,214
OneConnect Financial Technology Co. Ltd.(a)	7,525	90,451
People’s Insurance Co. Group of China Ltd., Class H	381,000	127,039
PetroChina Co. Ltd., Class H	818,000	400,582
Pharmaron Beijing Co. Ltd., Class H(c)	8,800	234,309
PICC Property & Casualty Co. Ltd., Class H	320,298	280,173
Pinduoduo, Inc., ADR(a)	21,364	2,713,655
Ping An Bank Co. Ltd., Class A	47,100	164,683
Ping An Healthcare and Technology Co. Ltd.(a)(c)(d)	25,800	321,408
Ping An Insurance Group Co. of China Ltd., Class A	35,100	348,545
Ping An Insurance Group Co. of China Ltd., Class H	309,000	3,020,598
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	80,016
Poly Property Services Co. Ltd., Class H	13,000	88,202
Postal Savings Bank of China Co. Ltd., Class A(a)	132,700	103,033
Postal Savings Bank of China Co. Ltd., Class H(c)	453,000	304,639
RLX Technology, Inc., ADR(a)(d)	4,946	43,179

Security	Shares	Value

China (continued)
Rongsheng Petro Chemical Co. Ltd., Class A	35,850	$95,587
SAIC Motor Corp. Ltd., Class A	30,300	102,847
Sanan Optoelectronics Co. Ltd., Class A	26,600	131,588
Sangfor Technologies, Inc., Class A	3,500	140,124
Sany Heavy Industry Co. Ltd., Class A	32,700	146,802
Seazen Group Ltd.(a)	108,000	102,136
Seazen Holdings Co. Ltd., Class A	17,500	112,374
SF Holding Co. Ltd., Class A	15,900	166,161
Shaanxi Coal Industry Co. Ltd., Class A	27,700	50,703
Shandong Gold Mining Co. Ltd., Class A	29,204	86,786
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	307,902
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	117,696
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	173,535
Shanghai International Airport Co. Ltd., Class A	11,200	83,274
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	56,477
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	135,403
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	146,769
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,000	138,253
Shengyi Technology Co. Ltd., Class A	17,700	64,035
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	92,480
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	42,036
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	111,700
Shenzhen International Holdings Ltd.	40,500	55,960
Shenzhen Kangtai Biological Products Co. Ltd., Class A	4,700	108,074
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	318,534
Shenzhou International Group Holdings Ltd.	40,800	1,030,314
Shimao Group Holdings Ltd.	51,000	124,935
Shimao Services Holdings Ltd.(c)	50,000	172,335
Silergy Corp.	4,000	542,894
Sinopharm Group Co. Ltd., Class H	56,800	168,511
Sinotruk Hong Kong Ltd.	49,500	106,078
Smoore International Holdings Ltd.(c)	54,000	298,941
Sunac China Holdings Ltd.	130,000	445,775
Sunac Services Holdings Ltd.(a)(c)	45,000	167,026
Sungrow Power Supply Co. Ltd., Class A	3,800	67,446
Suning.com Co. Ltd., Class A(e)	59,200	51,163
Sunny Optical Technology Group Co. Ltd.	35,300	1,114,865
TAL Education Group, ADR(a)	19,245	485,551
TCL Technology Group Corp., Class A	78,200	92,400
Tencent Holdings Ltd.	286,400	21,563,764
Tencent Music Entertainment Group, ADR(a)	30,862	477,744
Thunder Software Technology Co. Ltd., Class A	6,000	145,469
Tingyi Cayman Islands Holding Corp.	88,000	175,686
Tongcheng-Elong Holdings Ltd.(a)	52,400	131,139
Tongwei Co. Ltd., Class A	11,600	77,458
Topchoice Medical Corp., Class A(a)	900	57,089
Topsports International Holdings Ltd.(c)	81,000	132,451
TravelSky Technology Ltd., Class H	59,000	127,120
Trip.com Group Ltd., ADR(a)(d)	24,955	884,904
Tsingtao Brewery Co. Ltd., Class H	26,000	279,608
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,900	116,687
Uni-President China Holdings Ltd.	82,000	90,474

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Unisplendour Corp. Ltd., Class A	20,160	$68,130
Up Fintech Holding Ltd., ADR(a)	5,729	166,026
Venus MedTech Hangzhou, Inc., Class H(a)(c)	15,500	129,128
Vipshop Holdings Ltd., ADR(a)	23,411	470,093
Walvax Biotechnology Co. Ltd., Class A	8,600	81,952
Wanhua Chemical Group Co. Ltd., Class A	14,700	247,133
Want Want China Holdings Ltd.	192,000	135,948
Weibo Corp., ADR(a)	4,441	233,685
Weichai Power Co. Ltd., Class A	33,300	91,860
Weichai Power Co. Ltd., Class H	96,800	214,924
Weimob, Inc.(a)(c)	80,000	176,539
Wens Foodstuffs Group Co. Ltd., Class A	20,160	44,770
Will Semiconductor Co. Ltd., Class A	4,100	203,637
Wilmar International Ltd.	97,900	328,234
Wingtech Technology Co. Ltd., Class A	4,238	63,399
Wuchan Zhongda Group Co. Ltd., Class A	25,699	31,268
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	54,968
Wuliangye Yibin Co. Ltd., Class A(a)	11,500	528,677
WuXi AppTec Co. Ltd., Class A	12,936	312,658
WuXi AppTec Co. Ltd., Class H(c)	13,641	318,402
Wuxi Biologics Cayman, Inc.(a)(c)	167,000	3,057,817
Xiaomi Corp., Class B(a)(c)	710,800	2,472,101
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	53,000	99,439
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,800	24,686
Xinyi Solar Holdings Ltd.	218,000	469,228
XPeng, Inc., ADR(a)	15,449	686,245
Yadea Group Holdings Ltd.(c)	68,000	146,057
Yanzhou Coal Mining Co. Ltd., Class H	108,000	145,031
Yihai International Holding Ltd.(a)	23,000	154,469
Yihai Kerry Arawana Holdings Co. Ltd., Class A	10,900	142,880
Yonghui Superstores Co. Ltd., Class A	27,898	20,389
Yonyou Network Technology Co. Ltd., Class A	7,800	40,066
Yum China Holdings, Inc.	19,875	1,316,719
Yunnan Baiyao Group Co. Ltd., Class A	8,900	159,106
Yunnan Energy New Material Co. Ltd., Class A	5,600	202,250
Zai Lab Ltd., ADR(a)	3,905	691,146
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	110,735
Zhaojin Mining Industry Co. Ltd., Class H	69,000	65,616
Zhejiang Chint Electrics Co. Ltd., Class A	25,000	128,953
Zhejiang Expressway Co. Ltd., Class H	54,000	48,058
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,900	51,009
Zhenro Properties Group Ltd.	57,000	31,861
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	23,500	132,867
Zhongjin Gold Corp. Ltd., Class A	89,500	119,218
Zhongsheng Group Holdings Ltd.	30,000	249,550
Zhuzhou CRRC Times Electric Co. Ltd., Class H(a)	28,400	167,746
Zijin Mining Group Co. Ltd., Class A	145,900	218,026
Zijin Mining Group Co. Ltd., Class H	218,000	292,531
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	105,800	110,743
ZTE Corp., Class H	14,400	44,938
ZTO Express Cayman, Inc., ADR	23,338	708,308

		158,985,878

Colombia — 0.0%
Bancolombia SA	7,812	54,952

Security	Shares	Value

Colombia (continued)
Ecopetrol SA	242,372	$175,789
Grupo de Inversiones Suramericana SA	15,087	74,370
Interconexion Electrica SA ESP	24,518	144,704

		449,815

Cyprus — 0.0%
TCS Group Holding PLC, Registered Shares	7,051	616,638

Czech Republic — 0.0%
CEZ A/S	10,005	296,699
Komercni banka A/S(a)	3,800	133,714
Moneta Money Bank A/S(a)(c)	25,594	97,169

		527,582

Denmark — 1.6%
Ambu A/S, B Shares	7,759	298,550
AP Moeller - Maersk A/S, Class A	197	547,975
AP Moeller - Maersk A/S, Class B	282	811,852
Carlsberg A/S, Class B	5,261	981,786
Chr Hansen Holding A/S	5,169	466,518
Coloplast A/S, Class B	5,765	946,516
Danske Bank A/S	33,905	597,098
Demant A/S(a)	6,675	376,166
DSV Panalpina A/S	10,201	2,381,301
Genmab A/S(a)	3,415	1,399,271
GN Store Nord A/S	5,785	505,898
Novo Nordisk A/S, Class B	86,445	7,236,191
Novozymes A/S, B Shares	9,636	727,032
Orsted A/S(c)	9,392	1,318,274
Pandora A/S	4,587	618,850
Rockwool International A/S, B Shares	484	235,719
Tryg A/S	21,014	516,162
Vestas Wind Systems A/S	48,945	1,912,380

		21,877,539

Egypt — 0.0%
Commercial International Bank Egypt SAE(a)	50,357	167,490

Finland — 0.8%
Elisa OYJ	8,810	525,742
Fortum OYJ	21,500	593,109
Kesko OYJ, B Shares	12,611	465,679
Kone OYJ, Class B	16,360	1,335,208
Neste OYJ	21,294	1,306,218
Nokia OYJ(a)	271,535	1,454,818
Nordea Bank Abp	160,848	1,791,188
Orion OYJ, Class B	5,829	250,615
Sampo OYJ, A Shares	24,407	1,122,345
Stora Enso OYJ, B Shares	35,981	657,045
UPM-Kymmene OYJ	26,372	998,388
Wartsila OYJ Abp	20,628	306,473

		10,806,828

France — 6.8%
Accor SA(a)	10,412	389,446
Aeroports de Paris(a)	1,364	178,045
Air Liquide SA	24,346	4,269,070
Airbus SE(a)	29,538	3,806,053
Alstom SA(a)	13,672	690,788
Amundi SA(c)	2,625	231,522
Arkema SA	4,022	505,501
Atos SE	4,007	243,996
AXA SA	95,967	2,436,826
BioMerieux	1,981	230,174

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
BNP Paribas SA	57,027	$3,578,993
Bollore SA	36,855	197,704
Bouygues SA	12,024	445,367
Bureau Veritas SA(a)	14,829	469,538
Capgemini SE	7,964	1,531,584
Carrefour SA	29,268	575,977
Cie de Saint-Gobain	26,068	1,720,380
Cie Generale des Etablissements Michelin SCA	8,485	1,354,167
CNP Assurances	7,565	128,934
Covivio	2,326	199,122
Credit Agricole SA	61,636	864,111
Danone SA	33,275	2,341,059
Dassault Aviation SA	127	149,604
Dassault Systemes SE	7,025	1,704,940
Edenred	11,567	659,512
Eiffage SA	3,691	375,953
Electricite de France SA	23,627	322,889
Engie SA	95,763	1,313,157
EssilorLuxottica SA	14,204	2,623,951
Eurazeo SE	2,062	179,780
Faurecia SE	5,305	260,795
Gecina SA	2,235	342,428
Getlink SE	24,371	380,606
Hermes International	1,602	2,337,817
Iliad SA	771	112,966
Ipsen SA	1,966	204,576
Kering SA	3,722	3,261,280
Klepierre SA(a)	10,557	271,988
La Francaise des Jeux SAEM(c)	3,884	228,448
Legrand SA	13,210	1,400,039
L’Oreal SA	12,735	5,687,371
LVMH Moet Hennessy Louis Vuitton SE	13,883	10,921,156
Natixis SA	47,441	225,383
Orange SA	107,042	1,221,648
Orpea SA(a)	2,713	345,401
Pernod Ricard SA	10,688	2,375,540
Publicis Groupe SA	12,145	777,219
Remy Cointreau SA	958	197,849
Renault SA(a)	9,369	379,796
Safran SA	17,366	2,410,104
Sanofi	56,484	5,934,355
Sartorius Stedim Biotech	1,419	671,599
Schneider Electric SE	26,572	4,188,931
SCOR SE(a)	8,239	262,290
SEB SA	1,166	210,933
Societe Generale SA	39,306	1,162,726
Sodexo SA(a)	4,102	383,371
Suez SA	18,443	438,785
Teleperformance	2,820	1,145,173
Thales SA	5,829	595,589
TotalEnergies SE	123,815	5,609,041
Ubisoft Entertainment SA(a)	4,663	325,793
Unibail-Rodamco-Westfield(a)(d)	5,877	509,512
Valeo SA	13,751	414,778
Veolia Environnement SA	28,654	866,235
Vinci SA	26,054	2,785,116
Vivendi SE	37,479	1,259,261

Security	Shares	Value

France (continued)
Wendel SE	1,358	$182,746
Worldline SA(a)(c)	11,732	1,099,342

		95,106,129

Germany — 5.3%
Adidas AG	9,663	3,605,822
Allianz SE, Registered Shares	21,172	5,283,616
BASF SE	46,021	3,632,886
Bayer AG, Registered Shares	49,216	2,992,096
Bayerische Motoren Werke AG	15,491	1,642,286
Bechtle AG	1,317	244,778
Beiersdorf AG	5,604	676,436
Brenntag SE	8,586	799,119
Carl Zeiss Meditec AG	2,201	425,465
Commerzbank AG(a)	59,638	423,530
Continental AG, Class A(a)	5,218	767,678
Covestro AG(c)	8,522	551,020
Daimler AG, Registered Shares	42,944	3,837,415
Delivery Hero SE(a)(c)	7,614	1,006,008
Deutsche Bank AG, Registered Shares(a)	100,487	1,310,118
Deutsche Boerse AG	9,856	1,720,328
Deutsche Lufthansa AG, Registered Shares(a)(d)	15,755	177,175
Deutsche Post AG, Registered Shares	49,260	3,354,836
Deutsche Telekom AG, Registered Shares	165,061	3,491,040
Deutsche Wohnen SE	18,454	1,129,165
E.ON SE	107,587	1,244,746
Evonik Industries AG	10,596	355,744
Fresenius Medical Care AG & Co. KGaA	10,400	864,200
Fresenius SE & Co. KGaA	22,388	1,168,427
GEA Group AG	8,213	332,792
Hannover Rueck SE	2,781	465,561
HeidelbergCement AG	6,401	549,568
HelloFresh SE(a)	8,733	848,927
Henkel AG & Co. KGaA	4,151	382,262
Infineon Technologies AG	65,966	2,653,367
KION Group AG	3,490	372,594
Knorr-Bremse AG	3,724	428,470
LANXESS AG	3,663	251,388
LEG Immobilien SE	4,334	623,909
Merck KGaA	6,367	1,221,675
MTU Aero Engines AG	2,499	619,613
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,135	1,955,423
Nemetschek SE	2,777	212,570
Puma SE	4,318	515,357
Rational AG	228	206,563
RWE AG	32,891	1,192,535
SAP SE	51,744	7,267,945
Scout24 AG(c)	4,929	415,878
Siemens AG, Registered Shares	37,866	6,012,313
Siemens Energy AG(a)	20,941	630,807
Siemens Healthineers AG(c)	12,509	766,967
Symrise AG	7,149	996,261
TeamViewer AG(a)(c)	8,617	323,628
Telefonica Deutschland Holding AG	77,782	205,323
Uniper SE	5,363	197,591
United Internet AG, Registered Shares	4,660	190,580
Volkswagen AG	1,472	483,795

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Vonovia SE	26,717	$1,726,600
Zalando SE(a)(c)	11,187	1,352,655

		74,106,851

Greece — 0.0%
Eurobank Ergasias Services and Holdings SA(a)	150,627	152,037
FF Group(a)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	214,456
JUMBO SA	4,656	78,422
OPAP SA	10,676	161,018

		605,935

Hong Kong — 2.1%
AIA Group Ltd	613,600	7,612,061
Alibaba Pictures Group Ltd.(a)	480,000	66,694
Bank of East Asia Ltd	59,000	109,576
Beijing Enterprises Water Group Ltd.(a)(d)	232,000	87,900
BOC Hong Kong Holdings Ltd	187,500	635,495
Bosideng International Holdings Ltd	258,000	184,351
China Education Group Holdings Ltd.	58,000	129,370
China Everbright Environment Group Ltd.	146,629	83,093
China Everbright Ltd	52,000	61,138
China Gas Holdings Ltd	161,800	492,891
China Jinmao Holdings Group Ltd	192,000	64,241
China Merchants Port Holdings Co. Ltd	65,720	95,981
China Power International Development Ltd.	483,000	105,716
China Resources Beer Holdings Co. Ltd	80,000	717,476
China Resources Power Holdings Co. Ltd.	118,000	161,198
China Taiping Insurance Holdings Co. Ltd.	72,672	120,809
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	178,000	121,946
China Youzan Ltd.(a)	760,000	144,645
CK Asset Holdings Ltd	121,508	836,341
CK Infrastructure Holdings Ltd.	41,500	247,212
CLP Holdings Ltd	81,000	800,510
COSCO SHIPPING Ports Ltd.	134,000	104,623
ESR Cayman Ltd.(a)(c)	83,000	279,854
Far East Horizon Ltd	141,000	147,538
Galaxy Entertainment Group Ltd.(a)	111,000	887,565
Guangdong Investment Ltd.	164,000	235,555
Hang Lung Properties Ltd	113,000	274,057
Hang Seng Bank Ltd.(d)	43,400	865,731
Henderson Land Development Co. Ltd.	74,800	353,972
HK Electric Investments & HK Electric Investments Ltd., Class SS(b)	179,500	181,893
HKT Trust & HKT Ltd., Class SS(b)	185,900	253,210
Hong Kong & China Gas Co. Ltd	538,176	835,639
Hong Kong Exchanges & Clearing Ltd	57,594	3,428,555
Hongkong Land Holdings Ltd.	51,500	245,265
Hopson Development Holdings Ltd	34,000	155,822
Hutchmed China Ltd., ADR(a)(d)	3,003	117,928
Jardine Matheson Holdings Ltd	10,400	664,763
Kingboard Laminates Holdings Ltd.	42,500	95,432
Lee & Man Paper Manufacturing Ltd	120,000	91,336
Link REIT(d)	110,900	1,072,995
Melco Resorts & Entertainment Ltd., ADR(a)(d)	11,155	184,838
MTR Corp. Ltd.(d)	66,000	367,488
New World Development Co. Ltd	70,166	363,877
Nine Dragons Paper Holdings Ltd	45,000	57,702
Perennial Energy Holdings Ltd	65,000	15,344
Power Assets Holdings Ltd	71,500	438,728
Sino Biopharmaceutical Ltd	574,750	563,101

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	130,800	$206,198
SJM Holdings Ltd.(a)	69,000	75,318
SSY Group Ltd.	104,000	92,812
Sun Art Retail Group Ltd.	110,000	81,911
Sun Hung Kai Properties Ltd.	68,500	1,018,043
Swire Pacific Ltd., Class A	21,000	142,288
Swire Properties Ltd.	79,200	235,911
Techtronic Industries Co. Ltd.	61,000	1,063,045
Vinda International Holdings Ltd.	31,000	95,441
WH Group Ltd.(c)	460,000	412,897
Wharf Holdings Ltd.	53,000	202,157
Wharf Real Estate Investment Co. Ltd.	81,000	470,856
Xinyi Glass Holdings Ltd.	78,000	317,807

		29,576,139

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)	16,294	129,653
OTP Bank Nyrt(a)	11,130	599,147
Richter Gedeon Nyrt	8,007	213,167

		941,967

India — 3.0%
ACC Ltd.	4,939	134,056
Adani Enterprises Ltd.(a)	8,673	176,238
Adani Green Energy Ltd.(a)	19,426	294,407
Adani Ports & Special Economic Zone Ltd.	27,638	262,148
Adani Total Gas Ltd.	5,455	75,000
Adani Transmission Ltd.(a)	12,713	181,504
Ambuja Cements Ltd.	26,422	121,274
Apollo Hospitals Enterprise Ltd.	4,568	222,604
Asian Paints Ltd.	17,953	723,775
Aurobindo Pharma Ltd.	13,516	175,713
Avenue Supermarts Ltd.(a)(c)	9,253	416,613
Axis Bank Ltd.(a)	109,944	1,109,684
Bajaj Auto Ltd.(a)	3,300	183,711
Bajaj Finance Ltd.(a)	14,930	1,210,954
Bajaj Finserv Ltd.(a)	1,610	262,741
Balkrishna Industries Ltd.	5,542	167,152
Bandhan Bank Ltd.(a)(c)	17,994	80,123
Berger Paints India Ltd.	8,379	90,811
Bharat Electronics Ltd.	68,809	165,176
Bharat Forge Ltd.(a)	11,954	122,778
Bharat Petroleum Corp. Ltd.	35,066	221,254
Bharti Airtel Ltd.	115,640	818,932
Biocon Ltd.(a)	19,164	104,386
Britannia Industries Ltd.	4,997	245,566
Cholamandalam Investment and Finance Co. Ltd.	22,203	153,601
Cipla Ltd.(a)	24,583	321,632
Coal India Ltd.	75,541	149,195
Colgate-Palmolive India Ltd.	6,248	141,819
Container Corp. Of India Ltd.	7,463	70,246
Dabur India Ltd.	20,426	156,397
Divi’s Laboratories Ltd.(a)	6,478	384,443
DLF Ltd.	33,599	127,259
Dr Reddy’s Laboratories Ltd.	1,007	73,630
Dr Reddy’s Laboratories Ltd., ADR(d)	4,517	332,045
Eicher Motors Ltd.(a)	6,440	231,749
GAIL India Ltd.	132,206	266,631
Godrej Consumer Products Ltd.(a)	25,762	301,907
Grasim Industries Ltd.	15,713	317,311
Havells India Ltd.	8,781	115,935
HCL Technologies Ltd.	59,861	793,032

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
HDFC Asset Management Co. Ltd.(c)	2,674	$105,086
HDFC Life Insurance Co. Ltd.(c)	34,166	315,815
Hero MotoCorp Ltd.	7,430	290,361
Hindalco Industries Ltd.	85,181	427,583
Hindustan Petroleum Corp. Ltd.	25,339	100,075
Hindustan Unilever Ltd.	40,869	1,360,377
Housing Development Finance Corp. Ltd.	85,690	2,859,745
ICICI Bank Ltd.(a)	208,885	1,778,327
ICICI Bank Ltd., ADR(a)(d)	22,806	389,983
ICICI Lombard General Insurance Co. Ltd.(c)	10,963	231,329
ICICI Prudential Life Insurance Co. Ltd.(c)	12,623	104,154
Indian Oil Corp. Ltd.	94,789	137,813
Indraprastha Gas Ltd.	14,609	109,758
Indus Towers Ltd.	41,213	132,526
Info Edge India Ltd.	4,063	269,035
Infosys Ltd.	69,941	1,479,601
Infosys Ltd., ADR(d)	97,713	2,070,538
InterGlobe Aviation Ltd.(a)(c)	5,982	138,316
Ipca Laboratories Ltd.	3,984	108,658
ITC Ltd.	148,193	404,736
JSW Steel Ltd.	48,731	449,466
Jubilant Foodworks Ltd.(a)	4,029	167,162
Kotak Mahindra Bank Ltd.(a)	30,678	705,166
Larsen & Toubro Infotech Ltd.(c)	2,827	155,031
Larsen & Toubro Ltd.	19,180	387,880
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	366,564
Lupin Ltd.	11,830	183,085
Mahindra & Mahindra Ltd.	10,311	108,104
Mahindra & Mahindra Ltd., GDR	27,036	282,901
Marico Ltd.	22,064	157,637
Maruti Suzuki India Ltd.	7,232	732,338
Motherson Sumi Systems Ltd.(a)	67,315	219,661
MRF Ltd.	105	113,286
Muthoot Finance Ltd.	8,240	164,415
Nestle India Ltd.	1,798	426,946
NTPC Ltd.	269,224	422,161
Oil & Natural Gas Corp. Ltd.	161,872	256,895
Page Industries Ltd.	266	105,757
Petronet LNG Ltd.	23,885	72,608
PI Industries Ltd.	5,213	204,332
Pidilite Industries Ltd.(a)	5,574	161,648
Piramal Enterprises Ltd.	4,721	152,587
Power Grid Corp. of India Ltd.	92,096	288,257
REC Ltd.	38,827	77,713
Reliance Industries Ltd.	40,331	1,146,867
Reliance Industries Ltd., GDR(c)	49,309	2,790,889
SBI Life Insurance Co. Ltd.(c)	24,669	335,035
Shree Cement Ltd.(a)	685	253,764
Shriram Transport Finance Co. Ltd.	13,178	238,706
Siemens Ltd.	4,979	135,607
State Bank of India	27,343	154,585
State Bank of India, GDR, Registered Shares	5,712	319,301
Sun Pharmaceutical Industries Ltd.	43,350	394,258
Tata Consultancy Services Ltd.	46,339	2,088,292
Tata Consumer Products Ltd.	34,238	347,816
Tata Motors Ltd.(a)	52,939	242,806
Tata Motors Ltd., ADR(a)	6,008	136,862
Tata Steel Ltd.	29,925	470,849
Tech Mahindra Ltd.	29,414	434,024

Security	Shares	Value

India (continued)
Titan Co. Ltd.	17,275	$403,189
Torrent Pharmaceuticals Ltd.	2,660	103,917
Trent Ltd.	10,835	124,019
UltraTech Cement Ltd.	5,995	547,136
United Spirits Ltd.(a)	18,510	164,982
UPL Ltd.	26,481	282,959
Vedanta Ltd.	43,286	153,419
Wipro Ltd.	51,676	379,248
Wipro Ltd., ADR(d)	13,184	102,967
Yes Bank Ltd.(a)	558,202	101,841

		42,532,186

Indonesia — 0.4%
Adaro Energy Tbk PT	1,086,700	90,448
Aneka Tambang Tbk	614,000	97,674
Astra International Tbk PT	965,400	329,484
Bank Central Asia Tbk PT	488,600	1,016,143
Bank Mandiri Persero Tbk PT	892,400	363,828
Bank Negara Indonesia Persero Tbk PT	405,600	129,775
Bank Rakyat Indonesia Persero Tbk PT	2,801,600	761,741
Barito Pacific Tbk PT	1,669,600	98,596
Charoen Pokphand Indonesia Tbk PT	335,800	144,900
Gudang Garam Tbk PT(a)	22,300	68,031
Indah Kiat Pulp & Paper Tbk PT	126,800	65,259
Indocement Tunggal Prakarsa Tbk PT	88,600	63,008
Indofood CBP Sukses Makmur Tbk PT	165,500	93,068
Indofood Sukses Makmur Tbk PT	159,200	67,844
Kalbe Farma Tbk PT	858,400	82,986
Merdeka Copper Gold Tbk PT(a)	1,019,200	207,201
Sarana Menara Nusantara Tbk PT	1,534,700	131,358
Semen Indonesia Persero Tbk PT	106,000	69,554
Telkom Indonesia Persero Tbk PT	2,808,700	610,487
Tower Bersama Infrastructure Tbk PT	697,000	154,469
Unilever Indonesia Tbk PT	374,500	127,890
United Tractors Tbk PT	79,900	111,783

		4,885,527

Ireland — 0.6%
CRH PLC	39,143	1,979,513
Experian PLC	47,050	1,816,560
Flutter Entertainment PLC(a)	7,919	1,435,922
James Hardie Industries PLC	23,712	804,598
Kerry Group PLC, Class A	7,914	1,106,461
Kingspan Group PLC	7,457	704,785
Smurfit Kappa Group PLC	12,493	679,411

		8,527,250

Isle of Man — 0.1%
Entain PLC(a)	31,794	768,258

Israel — 0.4%
Azrieli Group Ltd.	2,198	154,874
Bank Hapoalim BM(a)	64,127	514,851
Bank Leumi Le-Israel BM(a)	69,019	524,456
Check Point Software Technologies Ltd.(a)	5,468	634,999
CyberArk Software Ltd.(a)	2,248	292,847
Elbit Systems Ltd.	1,528	197,948
ICL Group Ltd.	34,017	230,821
Isracard Ltd.(a)	1	2
Israel Discount Bank Ltd., Class A(a)	49,699	236,758
Mizrahi Tefahot Bank Ltd.(a)	7,034	216,679

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Nice Ltd.(a)	3,161	$780,240
Teva Pharmaceutical Industries Ltd., ADR(a)	63,250	626,175
Wix.com Ltd.(a)(d)	2,978	864,454

		5,275,104

Italy — 1.3%
Amplifon SpA	5,862	289,839
Assicurazioni Generali SpA	59,038	1,185,288
Atlantia SpA(a)	22,980	417,271
Davide Campari-Milano NV	38,920	521,691
DiaSorin SpA	1,148	217,219
Enel SpA	406,185	3,774,624
Eni SpA	130,474	1,590,678
Ferrari NV	6,249	1,290,082
FinecoBank Banca Fineco SpA(a)	31,371	547,465
Infrastrutture Wireless Italiane SpA(c)(d)	18,443	208,267
Intesa Sanpaolo SpA(a)	817,970	2,262,780
Mediobanca Banca di Credito Finanziario SpA(a)	28,872	337,807
Moncler SpA	10,770	730,076
Nexi SpA(a)(c)	23,897	525,143
Poste Italiane SpA(c)	23,222	307,356
Prysmian SpA	11,451	410,931
Recordati Industria Chimica e Farmaceutica SpA	5,232	299,282
Snam SpA(d)	106,719	617,343
Telecom Italia SpA/Milano	415,147	206,564
Telecom Italia SpA/Milano(d)	315,260	167,229
Terna SPA	76,635	571,520
UniCredit SpA	105,471	1,246,951

		17,725,406

Japan — 14.1%
ABC-Mart, Inc.	1,700	97,776
Acom Co. Ltd.	14,700	64,141
Advantest Corp.	10,000	897,868
Aeon Co. Ltd.	31,000	832,187
AGC, Inc.(d)	10,500	439,849
Aisin Corp.	7,800	334,444
Ajinomoto Co., Inc.	21,200	550,768
ANA Holdings, Inc.(a)	6,700	157,464
Asahi Group Holdings Ltd.(d)	22,000	1,028,252
Asahi Intecc Co. Ltd.	10,700	255,821
Asahi Kasei Corp.	63,900	702,336
Astellas Pharma, Inc.	96,000	1,672,959
Azbil Corp.	6,700	277,626
Bandai Namco Holdings, Inc.	9,500	657,489
Bridgestone Corp.(d)	28,700	1,304,483
Brother Industries Ltd.	9,200	183,755
Canon, Inc.	50,500	1,141,399
Capcom Co. Ltd.	8,000	233,829
Casio Computer Co. Ltd.	8,700	145,983
Central Japan Railway Co.	7,200	1,094,043
Chiba Bank Ltd.	26,100	157,748
Chubu Electric Power Co., Inc.	31,400	384,168
Chugai Pharmaceutical Co. Ltd.	35,300	1,399,171
Concordia Financial Group Ltd.	48,900	179,697
Cosmos Pharmaceutical Corp.	1,200	176,317
CyberAgent, Inc.	21,600	462,609
Dai Nippon Printing Co. Ltd.	15,300	323,770
Daifuku Co. Ltd.	4,900	444,568
Dai-ichi Life Holdings, Inc.	54,200	997,237
Daiichi Sankyo Co. Ltd.	85,400	1,842,342

Security	Shares	Value

Japan (continued)
Daikin Industries Ltd.	12,400	$2,310,736
Daito Trust Construction Co. Ltd.	3,400	370,949
Daiwa House Industry Co. Ltd.	26,900	808,843
Daiwa House REIT Investment Corp.	85	250,127
Daiwa Securities Group, Inc.	65,000	357,083
Denso Corp.	21,200	1,445,660
Dentsu Group, Inc.(d)	9,500	340,839
Disco Corp.	1,400	425,668
East Japan Railway Co.	15,200	1,083,973
Eisai Co. Ltd.	12,500	1,228,465
ENEOS Holdings, Inc.	136,500	572,044
FANUC Corp.	9,700	2,326,039
Fast Retailing Co. Ltd.	3,000	2,255,063
Fuji Electric Co. Ltd.	8,300	387,420
FUJIFILM Holdings Corp.	17,800	1,316,639
Fujitsu Ltd.	9,700	1,814,859
GLP J-REIT	231	398,394
GMO Payment Gateway, Inc.	1,800	233,773
Hakuhodo DY Holdings, Inc.	14,000	218,044
Hamamatsu Photonics KK	6,400	385,531
Hankyu Hanshin Holdings, Inc.	11,600	358,067
Harmonic Drive Systems, Inc.	3,500	192,355
Hikari Tsushin, Inc.	1,000	175,746
Hino Motors Ltd.	12,500	110,564
Hirose Electric Co. Ltd.	1,611	235,680
Hisamitsu Pharmaceutical Co., Inc.	2,900	143,186
Hitachi Construction Machinery Co. Ltd.	4,600	140,879
Hitachi Ltd.	48,900	2,802,321
Hitachi Metals Ltd.(a)	12,900	246,518
Honda Motor Co. Ltd.	81,700	2,627,736
Hoshizaki Corp.	2,500	212,382
Hoya Corp.	18,200	2,407,320
Hulic Co. Ltd.(d)	19,700	221,306
Ibiden Co. Ltd.	4,700	252,970
Idemitsu Kosan Co. Ltd.	8,649	208,966
Iida Group Holdings Co. Ltd.	6,800	174,910
Inpex Corp.(d)	45,900	343,533
Isuzu Motors Ltd.	24,900	330,414
Ito En Ltd.	3,700	219,594
ITOCHU Corp.	63,300	1,826,502
Itochu Techno-Solutions Corp.	3,800	117,556
Japan Airlines Co. Ltd.(a)	5,700	123,424
Japan Exchange Group, Inc.	24,200	539,078
Japan Metropolitan Fund Invest	364	394,565
Japan Post Bank Co. Ltd.	18,900	158,956
Japan Post Holdings Co. Ltd.(a)	80,000	657,098
Japan Post Insurance Co. Ltd.	10,400	192,432
Japan Real Estate Investment Corp.	59	362,348
Japan Tobacco, Inc.(d)	63,900	1,207,602
JFE Holdings, Inc.	20,100	235,811
JSR Corp.	12,300	373,639
Kajima Corp.	21,700	275,369
Kakaku.com, Inc.	7,400	222,622
Kansai Electric Power Co., Inc.	30,800	293,888
Kansai Paint Co. Ltd.	7,600	193,998
Kao Corp.	24,600	1,516,838
KDDI Corp.	81,000	2,523,610
Keio Corp.	5,500	323,761
Keisei Electric Railway Co. Ltd.	5,400	172,630
Keyence Corp.	9,780	4,925,434

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kikkoman Corp.	8,100	$534,181
Kintetsu Group Holdings Co. Ltd.(a)	8,500	298,767
Kirin Holdings Co. Ltd.(d)	40,400	788,439
Kobayashi Pharmaceutical Co. Ltd.	2,600	222,312
Kobe Bussan Co. Ltd.	5,600	176,436
Koei Tecmo Holdings Co. Ltd.	2,860	139,045
Koito Manufacturing Co. Ltd.	4,500	280,002
Komatsu Ltd.	45,500	1,127,197
Konami Holdings Corp.	5,300	317,416
Kose Corp.	1,700	267,065
Kubota Corp.(d)	49,500	1,001,370
Kurita Water Industries Ltd.	4,000	192,274
Kyocera Corp.	15,800	976,130
Kyowa Kirin Co. Ltd.	12,600	448,125
Lasertec Corp.	3,800	735,015
Lawson, Inc.	1,900	88,001
Lion Corp.	11,900	201,713
Lixil Corp.	13,600	351,932
M3, Inc.	22,500	1,639,312
Makita Corp.	12,700	598,006
Marubeni Corp.	86,500	753,281
Mazda Motor Corp.(a)	30,300	285,865
McDonald’s Holdings Co. Japan Ltd.	5,200	229,147
Medipal Holdings Corp.	9,800	187,362
MEIJI Holdings Co. Ltd.	6,100	365,542
Mercari, Inc.(a)	5,200	274,890
MINEBEA MITSUMI, Inc.	19,200	507,290
MISUMI Group, Inc.	15,500	524,547
Mitsubishi Chemical Holdings Corp.	59,500	500,633
Mitsubishi Corp.	63,200	1,726,387
Mitsubishi Electric Corp.	90,000	1,306,551
Mitsubishi Estate Co. Ltd.	58,900	952,034
Mitsubishi Gas Chemical Co., Inc.	9,300	197,066
Mitsubishi HC Capital, Inc.	37,900	203,238
Mitsubishi Heavy Industries Ltd.	14,600	431,024
Mitsubishi UFJ Financial Group, Inc.	611,600	3,294,234
Mitsui & Co. Ltd.	78,500	1,768,268
Mitsui Chemicals, Inc.	7,900	273,085
Mitsui Fudosan Co. Ltd.	44,100	1,019,754
Miura Co. Ltd.	3,700	160,665
Mizuho Financial Group, Inc.	120,640	1,729,073
MonotaRO Co. Ltd.	10,800	254,498
MS&AD Insurance Group Holdings, Inc.	21,200	612,939
Murata Manufacturing Co. Ltd.	28,900	2,201,453
Nabtesco Corp.	5,000	188,635
NEC Corp.	13,600	699,779
Nexon Co. Ltd.	25,600	569,716
NGK Insulators Ltd.	15,500	260,862
NH Foods Ltd.	4,000	155,489
Nidec Corp.	22,500	2,587,279
Nihon M&A Center, Inc.	17,600	455,847
Nintendo Co. Ltd.	5,600	3,240,568
Nippon Building Fund, Inc.	83	517,136
Nippon Express Co. Ltd.	3,800	289,768
Nippon Paint Holdings Co. Ltd.	40,200	543,830
Nippon Sanso Holdings Corp.	9,300	190,911
Nippon Shinyaku Co. Ltd.	1,900	151,159
Nippon Steel Corp.	43,347	732,919
Nippon Telegraph & Telephone Corp.	63,500	1,660,219
Nippon Yusen KK	8,800	446,583
Nissan Chemical Corp.	5,900	288,392

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.(a)	121,500	$605,275
Nisshin Seifun Group, Inc.	9,000	131,945
Nissin Foods Holdings Co. Ltd.	3,500	252,024
Nitori Holdings Co. Ltd.	4,100	724,048
Nitto Denko Corp.	7,300	543,634
Nomura Holdings, Inc.	162,300	826,023
Nomura Real Estate Holdings, Inc.	5,200	131,710
Nomura Real Estate Master Fund, Inc.	177	283,277
Nomura Research Institute Ltd.	19,143	632,228
NSK Ltd.	14,400	121,801
NTT Data Corp.	33,500	522,962
Obayashi Corp.	35,600	283,830
Obic Co. Ltd.	3,400	632,329
Odakyu Electric Railway Co. Ltd.	16,000	404,700
Oji Holdings Corp.	39,000	224,122
Olympus Corp.	61,100	1,215,335
Omron Corp.	9,100	720,509
Ono Pharmaceutical Co. Ltd.	19,100	425,933
Oracle Corp. Japan	2,000	152,817
Oriental Land Co. Ltd.	10,100	1,438,902
ORIX Corp.	65,800	1,112,125
Orix JREIT, Inc.	142	272,599
Osaka Gas Co. Ltd.	18,700	348,921
Otsuka Corp.	5,800	304,037
Otsuka Holdings Co. Ltd.(d)	18,100	751,548
Pan Pacific International Holdings Corp.	20,000	415,899
Panasonic Corp.	113,700	1,309,200
PeptiDream, Inc.(a)	5,200	254,128
Persol Holdings Co. Ltd.	8,300	163,896
Pigeon Corp.	8,000	225,632
Pola Orbis Holdings, Inc.	5,600	147,660
Rakuten Group, Inc.	38,900	439,226
Recruit Holdings Co. Ltd.	69,300	3,398,386
Renesas Electronics Corp.(a)	67,900	732,801
Resona Holdings, Inc.	94,700	365,130
Ricoh Co. Ltd.	39,800	447,990
Rinnai Corp.	2,100	199,882
Rohm Co. Ltd.	5,700	524,558
Ryohin Keikaku Co. Ltd.	11,000	230,759
Santen Pharmaceutical Co. Ltd.	19,300	266,372
SBI Holdings, Inc.	12,550	296,440
SCSK Corp.	1,600	95,334
Secom Co. Ltd.	10,400	792,693
Seiko Epson Corp.	14,900	261,912
Sekisui Chemical Co. Ltd.	21,100	361,274
Sekisui House Ltd.	29,600	607,829
Seven & i Holdings Co. Ltd.	39,100	1,872,922
SG Holdings Co. Ltd.	17,100	449,033
Sharp Corp.	12,500	206,222
Shimadzu Corp.	11,000	425,049
Shimano, Inc.	3,900	927,903
Shimizu Corp.	31,400	241,308
Shin-Etsu Chemical Co. Ltd.	17,700	2,960,513
Shionogi & Co. Ltd.	12,800	667,085
Shiseido Co. Ltd.	21,000	1,548,934
Shizuoka Bank Ltd.	15,700	121,835
SMC Corp.	2,900	1,715,624
Softbank Corp.	143,500	1,876,260
SoftBank Group Corp.	62,800	4,379,786
Sohgo Security Services Co. Ltd.	4,300	195,911
Sompo Holdings, Inc.	14,800	548,166

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Group Corp.	62,800	$6,089,541
Square Enix Holdings Co. Ltd.	4,200	207,416
Stanley Electric Co. Ltd.	5,700	164,680
Subaru Corp.	31,400	622,332
SUMCO Corp.	15,500	379,689
Sumitomo Chemical Co. Ltd.	79,700	423,595
Sumitomo Corp.	59,300	795,120
Sumitomo Dainippon Pharma Co. Ltd.	6,600	138,430
Sumitomo Electric Industries Ltd.	33,500	494,792
Sumitomo Metal Mining Co. Ltd.	10,900	423,909
Sumitomo Mitsui Financial Group, Inc.	64,900	2,237,231
Sumitomo Mitsui Trust Holdings, Inc.	15,200	484,883
Sumitomo Realty & Development Co. Ltd.	16,400	586,542
Suntory Beverage & Food Ltd.(d)	6,300	237,462
Suzuki Motor Corp.	19,500	826,402
Sysmex Corp.	8,600	1,020,259
T&D Holdings, Inc.	24,800	321,827
Taisei Corp.	8,800	288,819
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	69,592
Takeda Pharmaceutical Co. Ltd.	77,976	2,616,917
TDK Corp.	6,600	798,960
Terumo Corp.	31,600	1,279,878
THK Co. Ltd.	5,800	173,087
TIS, Inc.	9,900	252,661
Tobu Railway Co. Ltd.	12,100	313,197
Toho Co. Ltd.	5,500	226,776
Toho Gas Co. Ltd.	3,600	176,738
Tohoku Electric Power Co., Inc.	30,100	235,996
Tokio Marine Holdings, Inc.	32,100	1,478,533
Tokyo Century Corp.	2,300	123,657
Tokyo Electric Power Co. Holdings, Inc.(a)	85,500	254,600
Tokyo Electron Ltd.	7,400	3,199,643
Tokyo Gas Co. Ltd.	20,100	379,120
Tokyu Corp.	26,400	359,306
Toppan Inc.	11,500	184,941
Toray Industries, Inc.	70,500	469,950
Toshiba Corp.	21,600	933,142
Tosoh Corp.	10,700	184,498
TOTO Ltd.	8,000	414,506
Toyo Suisan Kaisha Ltd.	3,700	142,607
Toyota Industries Corp.	7,800	674,506
Toyota Motor Corp.	105,606	9,231,447
Toyota Tsusho Corp.	10,200	484,130
Trend Micro, Inc.	8,300	434,617
Tsuruha Holdings, Inc.	1,800	209,493
Unicharm Corp.	19,200	773,381
United Urban Investment Corp.	134	193,535
USS Co. Ltd.	12,100	211,513
Welcia Holdings Co. Ltd.	5,000	163,493
West Japan Railway Co.	8,800	502,877
Yakult Honsha Co. Ltd.	7,900	447,317
Yamada Holdings Co. Ltd.	38,700	178,953
Yamaha Corp.	6,900	374,583
Yamaha Motor Co. Ltd.(d)	11,600	315,081
Yamato Holdings Co. Ltd.	13,900	394,955
Yaskawa Electric Corp.	13,000	634,859
Yokogawa Electric Corp.	9,900	148,059

Security	Shares	Value

Japan (continued)
Z Holdings Corp.	129,800	$649,579
ZOZO, Inc.	4,300	145,795

		197,048,105

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	296,692

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	58,377	177,930
Boubyan Bank KSCP(a)	58,039	141,004
Kuwait Finance House KSCP	203,418	512,427
Mabanee Co. KPSC	56,147	133,613
Mobile Telecommunications Co. KSC	76,008	148,585
National Bank of Kuwait SAKP	334,425	942,339

		2,055,898

Luxembourg — 0.2%
ArcelorMittal SA	37,109	1,142,477
Aroundtown SA(d)	52,261	407,752
Eurofins Scientific SE(a)	6,098	697,481
Reinet Investments SCA	5,889	115,566
Tenaris SA	28,432	311,054

		2,674,330

Macau(a) — 0.0%
Sands China Ltd.	130,800	550,558
Wynn Macau Ltd.	73,600	115,765

		666,323

Malaysia — 0.4%
AMMB Holdings BHD(a)	68,900	48,959
Axiata Group BHD	165,600	149,317
CIMB Group Holdings Bhd(d)	361,800	402,038
Dialog Group BHD	142,134	98,997
DiGi.Com BHD	144,300	143,623
Fraser & Neave Holdings Bhd	12,300	78,252
Genting Bhd	119,100	141,434
Genting Malaysia Bhd	106,100	70,793
HAP Seng Consolidated Bhd	64,000	120,246
Hartalega Holdings Bhd	88,200	156,153
Hong Leong Bank Bhd	31,140	140,417
Hong Leong Financial Group Bhd	7,000	30,041
IHH Healthcare Bhd	133,900	176,426
IOI Corp. Bhd	102,200	92,562
Kossan Rubber Industries	64,800	50,265
Kuala Lumpur Kepong BHD	17,500	85,824
Malayan Banking Bhd	203,800	398,126
Malaysia Airports Holdings Bhd	100,300	145,057
Maxis Bhd	144,000	152,273
MISC BHD	83,600	136,635
Nestle Malaysia Bhd	2,400	77,089
Petronas Chemicals Group BHD	122,200	237,409
Petronas Dagangan BHD	22,000	98,614
Petronas Gas BHD	34,000	126,942
PPB Group BHD	15,120	66,650
Press Metal Aluminium Holdings BHD	155,600	179,156
Public Bank Bhd	793,400	785,469
QL Resources BHD(d)	80,400	109,421
RHB Bank Bhd	82,424	107,251
Sime Darby Bhd	159,000	83,493
Sime Darby Plantation BHD	79,200	75,975
Supermax Corp. Bhd(d)	74,418	59,154

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	55,900	$81,764
Tenaga Nasional Bhd	95,300	224,816
Top Glove Corp. Bhd(d)	219,000	219,976
Westports Holdings BHD	70,000	70,986

		5,421,603

Mexico — 0.5%
America Movil SAB de CV, Series L	1,711,759	1,288,070
Arca Continental SAB de CV	33,779	195,923
Becle SAB de CV	5,783	15,213
Cemex SAB de CV(a)	837,106	706,337
Coca-Cola Femsa SAB de CV	24,300	128,570
Fibra Uno Administracion SA de CV(a)	143,017	154,467
Fomento Economico Mexicano SAB de CV	103,621	873,974
Gruma SAB de CV, Class B	9,959	111,316
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	15,800	168,153
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	10,700	197,473
Grupo Bimbo SAB de CV, Series A	112,360	247,390
Grupo Carso SAB de CV, Series A1	11,376	35,548
Grupo Financiero Banorte SAB de CV, Class O	137,696	889,422
Grupo Financiero Inbursa SAB de CV, Class O(a)	99,700	98,630
Grupo Mexico SAB de CV, Series B	139,907	658,056
Grupo Televisa SAB, Series CPO	109,894	314,345
Industrias Penoles SAB de CV(a)	7,755	107,047
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	139,287
Megacable Holdings SAB de CV, CPO	21,129	74,769
Orbia Advance Corp. SAB de CV	36,623	95,792
Promotora y Operadora de Infraestructura SAB de CV	14,276	114,207
Telesites SAB de CV(a)	105,313	97,420
Wal-Mart de Mexico SAB de CV	270,979	884,549

		7,595,958

Netherlands — 3.4%
ABN AMRO Bank NV(a)(c)	19,393	234,992
Adyen NV(a)(c)	989	2,425,354
Aegon NV	97,498	405,505
Akzo Nobel NV	9,256	1,146,085
Argenx SE(a)(d)	2,191	661,058
ASM International NV	2,562	845,017
ASML Holding NV	21,056	14,535,363
EXOR NV	5,070	406,885
Heineken Holding NV	5,886	593,949
Heineken NV	13,361	1,622,017
ING Groep NV	194,963	2,588,007
JDE Peet’s NV(a)	6,311	229,068
Just Eat Takeaway.com NV(a)(c)	8,799	813,763
Koninklijke Ahold Delhaize NV	55,611	1,656,070
Koninklijke DSM NV	8,740	1,633,795
Koninklijke KPN NV	155,619	486,722
Koninklijke Philips NV	46,524	2,309,180
Koninklijke Vopak NV	3,674	167,012
NN Group NV	13,812	652,470
Prosus NV(a)	24,198	2,370,619
QIAGEN NV(a)	12,918	624,436
Randstad NV	6,023	461,725
Royal Dutch Shell PLC, A Shares	202,802	4,065,747

Security	Shares	Value

Netherlands (continued)
Royal Dutch Shell PLC, B Shares	192,696	$3,740,766
Stellantis NV	98,535	1,938,517
Wolters Kluwer NV	14,028	1,410,008

		48,024,130

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	39,014	175,546
Auckland International Airport Ltd.(a)	55,568	282,304
Fisher & Paykel Healthcare Corp. Ltd.	27,280	593,460
Mercury NZ Ltd.	24,362	113,537
Meridian Energy Ltd.	71,629	267,067
Ryman Healthcare Ltd.	26,921	247,044
Spark New Zealand Ltd.	83,974	281,875
Xero Ltd.(a)	6,195	637,216

		2,598,049

Norway — 0.4%
Adevinta ASA(a)	11,701	224,460
DNB ASA	48,153	1,049,457
Equinor ASA	49,134	1,040,093
Gjensidige Forsikring ASA	10,495	231,399
Mowi ASA	20,651	525,764
Norsk Hydro ASA	62,662	400,059
Orkla ASA	34,581	352,420
Schibsted ASA, Class A	4,584	221,137
Schibsted ASA, B Shares	4,171	173,716
Telenor ASA	38,063	641,934
Yara International ASA	9,865	519,830

		5,380,269

Pakistan — 0.0%
Habib Bank Ltd.	10,100	7,842
MCB Bank Ltd.	84,068	85,338

		93,180

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR(a)	9,607	86,943
Credicorp Ltd.(a)	3,359	406,809
Southern Copper Corp.(d)	5,199	334,400

		828,152

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	60,998
Ayala Corp.	13,480	220,916
Ayala Land, Inc.	317,200	234,253
Bank of the Philippine Islands	94,032	170,744
BDO Unibank, Inc.	93,622	217,106
Globe Telecom, Inc.	905	34,112
GT Capital Holdings, Inc.	3,701	46,037
International Container Terminal Services, Inc.	41,800	140,175
JG Summit Holdings, Inc.	164,265	209,138
Jollibee Foods Corp.	45,180	197,694
Manila Electric Co.	11,960	67,910
Metro Pacific Investments Corp.	584,000	46,517
Metropolitan Bank & Trust Co.	96,987	96,758
PLDT, Inc.	6,295	166,401
SM Investments Corp.	9,052	185,472
SM Prime Holdings, Inc.	486,150	363,505
Universal Robina Corp.	34,300	101,533

		2,559,269

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.2%
Allegro.eu SA(a)(c)	19,953	$343,382
Bank Polska Kasa Opieki SA(a)	7,628	186,148
CD Projekt SA	3,685	179,023
Cyfrowy Polsat SA	8,953	70,333
Dino Polska SA(a)(c)	3,219	236,460
InPost SA(a)	8,911	178,844
KGHM Polska Miedz SA	7,250	356,722
LPP SA(a)	55	185,641
Orange Polska SA(a)	32,359	56,947
PGE Polska Grupa Energetyczna SA(a)	38,915	96,048
Polski Koncern Naftowy ORLEN SA	18,696	376,938
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	164,122
Powszechna Kasa Oszczednosci Bank Polski SA(a)	38,504	382,019
Powszechny Zaklad Ubezpieczen SA(a)	26,379	254,022
Santander Bank Polska SA(a)	1,611	107,543

		3,174,192

Portugal — 0.1%
EDP - Energias de Portugal SA	132,565	702,634
Galp Energia SGPS SA	25,061	272,480
Jeronimo Martins SGPS SA	10,898	198,745

		1,173,859

Qatar — 0.2%
Barwa Real Estate Co.	109,970	88,600
Commercial Bank PSQC	100,850	143,546
Industries Qatar QSC	97,136	347,918
Masraf Al Rayan QSC	154,440	185,995
Mesaieed Petrochemical Holding Co.	245,102	124,661
Ooredoo QPSC	63,062	124,310
Qatar Electricity & Water Co. QSC	34,989	157,439
Qatar Fuel QSC	23,217	111,117
Qatar Gas Transport Co. Ltd.	132,108	107,089
Qatar International Islamic Bank QSC	39,371	98,999
Qatar Islamic Bank SAQ	52,150	243,531
Qatar National Bank QPSC	227,780	1,104,295

		2,837,500

Romania — 0.0%
NEPI Rockcastle PLC	22,422	158,932

Russia — 1.0%
Alrosa AO(a)	178,743	328,612
Gazprom PJSC	581,790	2,228,537
Inter RAO UES PJSC(a)	2,890,341	185,265
LUKOIL PJSC	21,213	1,962,631
Magnit PJSC, GDR, Registered Shares	14,877	215,791
Mail.Ru Group Ltd., GDR, Registered Shares(a)	5,177	117,572
MMC Norilsk Nickel PJSC	3,130	1,060,928
Mobile TeleSystems PJSC, ADR	25,223	233,565
Moscow Exchange MICEX-RTS PJSC(a)	63,850	149,108
Novatek PJSC, GDR, Registered Shares	4,405	966,607
Novolipetsk Steel PJSC(a)	57,306	180,202
Ozon Holdings PLC, ADR(a)	2,417	142,983
PhosAgro PJSC, GDR, Registered Shares	7,652	154,876
Polymetal International PLC	13,797	298,858
Polyus PJSC(a)	1,467	284,406
Rosneft Oil Co. PJSC	51,647	403,793
Sberbank of Russia PJSC	534,519	2,233,436
Severstal PAO	10,830	232,517
Surgutneftegas PJSC	413,786	207,618
Tatneft PJSC	79,440	577,861

Security	Shares	Value

Russia (continued)
VTB Bank PJSC(a)	186,510,000	$123,501
X5 Retail Group NV, GDR, Registered Shares	4,717	165,218
Yandex NV, Class A(a)	15,532	1,102,132

		13,556,017

Saudi Arabia — 0.9%
Advanced Petrochemical Co.	6,265	120,889
Al Rajhi Bank	61,598	1,824,137
Alinma Bank	51,081	286,705
Almarai Co. JSC	14,060	237,742
Arab National Bank	31,320	189,630
Bank AlBilad(a)	11,600	113,581
Bank Al-Jazira(a)	25,089	123,877
Banque Saudi Fransi	38,664	395,856
Bupa Arabia for Cooperative Insurance Co.	3,161	104,676
Co. for Cooperative Insurance	5,107	112,744
Dar Al Arkan Real Estate Development Co.(a)	26,789	75,582
Dr Sulaiman Al Habib Medical Services Group Co.	3,988	173,948
Emaar Economic City(a)	43,654	148,966
Etihad Etisalat Co.	14,520	128,393
Jarir Marketing Co.	2,022	113,861
Mobile Telecommunications Co. Saudi Arabia(a)	32,501	125,997
National Industrialization Co.(a)	29,825	153,766
Rabigh Refining & Petrochemical Co.(a)	22,379	140,400
Riyad Bank	75,342	532,332
SABIC Agri-Nutrients Co.	8,326	265,348
Sahara International Petrochemical Co.	14,239	116,437
Saudi Arabian Mining Co.(a)	20,212	341,109
Saudi Arabian Oil Co.(c)	111,246	1,041,096
Saudi Basic Industries Corp.	42,762	1,390,186
Saudi British Bank(a)	49,635	417,227
Saudi Cement Co.	5,760	97,674
Saudi Electricity Co.	40,008	257,617
Saudi Industrial Investment Group	15,022	140,362
Saudi Kayan Petrochemical Co.(a)	43,107	207,757
Saudi National Bank	113,203	1,738,520
Saudi Telecom Co.	28,508	1,000,871
Savola Group	12,960	149,187
Yanbu National Petrochemical Co.	12,736	246,787

		12,513,260

Singapore — 0.6%
Ascendas Real Estate Investment Trust	164,051	360,505
BOC Aviation Ltd.(c)(d)	12,300	103,766
CapitaLand Integrated Commercial Trust	223,776	348,401
CapitaLand Ltd.	122,500	338,373
City Developments Ltd.	17,400	94,492
DBS Group Holdings Ltd.	85,884	1,910,687
Genting Singapore Ltd.	233,100	145,191
Keppel Corp. Ltd.	81,000	330,302
Mapletree Commercial Trust	114,900	184,821
Mapletree Logistics Trust(d)	192,912	294,909
Oversea-Chinese Banking Corp. Ltd.(d)	168,449	1,501,174
Sea Ltd., ADR(a)(d)	1,065	292,449
Singapore Airlines Ltd.(a)	71,999	259,638
Singapore Exchange Ltd.	42,100	350,646
Singapore Technologies Engineering Ltd.	65,500	188,995
Singapore Telecommunications Ltd.	435,300	742,672
United Overseas Bank Ltd.	55,500	1,068,785

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	22,000	$119,643
Venture Corp. Ltd.(d)	11,200	160,227

		8,795,676

South Africa — 1.1%
Absa Group Ltd.(a)	39,136	371,750
African Rainbow Minerals Ltd.	7,134	127,568
Anglo American Platinum Ltd.	2,774	320,378
AngloGold Ashanti Ltd.	19,921	369,764
Aspen Pharmacare Holdings Ltd.(a)	18,439	209,298
Bid Corp. Ltd.(a)	14,178	307,398
Bidvest Group Ltd.	15,555	207,767
Capitec Bank Holdings Ltd.	4,667	550,140
Clicks Group Ltd.	10,206	175,596
Discovery Ltd.(a)	20,716	183,180
Exxaro Resources Ltd.	14,243	167,984
FirstRand Ltd.	244,686	918,033
Gold Fields Ltd.	43,191	385,162
Growthpoint Properties Ltd.	122,689	128,016
Harmony Gold Mining Co. Ltd.	22,182	81,752
Impala Platinum Holdings Ltd.	38,734	637,078
Kumba Iron Ore Ltd.	2,943	131,513
Mr Price Group Ltd.(d)	10,819	159,497
MTN Group Ltd.(a)	87,240	630,273
MultiChoice Group	18,030	148,154
Naspers Ltd., N Shares	21,640	4,562,726
Nedbank Group Ltd.(a)	14,805	177,112
Northam Platinum Ltd.(a)	18,042	272,538
Old Mutual Ltd.	220,791	208,731
Rand Merchant Investment Holdings Ltd.	48,390	106,200
Remgro Ltd.	22,131	177,606
Sanlam Ltd.	86,962	373,730
Sasol Ltd.(a)	31,622	481,733
Shoprite Holdings Ltd.	33,922	369,246
Sibanye Stillwater Ltd.	137,560	573,265
Spar Group Ltd.(d)	12,100	153,275
Standard Bank Group Ltd.	59,536	531,693
Tiger Brands Ltd.(d)	7,701	112,711
Vodacom Group Ltd.(d)	34,946	315,126
Woolworths Holdings Ltd.(a)	55,517	209,891

		14,835,884

South Korea — 3.8%
Alteogen, Inc.(a)	1,407	104,519
Amorepacific Corp.	1,902	425,532
Amorepacific Group	1,240	70,513
BGF retail Co. Ltd.	426	67,941
Celltrion Healthcare Co. Ltd.(a)	4,503	462,739
Celltrion Pharm, Inc.(a)	724	101,031
Celltrion, Inc.(a)	5,018	1,195,964
Cheil Worldwide, Inc.	4,081	91,090
CJ CheilJedang Corp.	487	199,342
CJ Corp.	848	80,497
CJ ENM Co. Ltd.	390	63,242
CJ Logistics Corp.(a)	414	65,014
Coway Co. Ltd.	2,504	174,721
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	108,065
DB Insurance Co. Ltd.	1,949	94,910
Doosan Bobcat, Inc.(a)	2,907	124,009
Doosan Heavy Industries & Construction Co. Ltd.(a)	9,259	195,555

Security	Shares	Value

South Korea (continued)
Douzone Bizon Co. Ltd.	1,032	$75,985
E-MART, Inc.	661	93,829
Fila Holdings Corp.	2,176	112,430
Green Cross Corp.	457	133,427
GS Engineering & Construction Corp.	4,354	165,778
GS Holdings Corp.	2,934	120,633
Hana Financial Group, Inc.	13,571	556,158
Hankook Tire & Technology Co. Ltd.	4,552	208,865
Hanmi Pharm Co. Ltd.	238	70,672
Hanon Systems	6,705	98,505
Hanwha Solutions Corp.(a)	7,333	289,608
HLB, Inc.(a)	5,478	162,250
HMM Co. Ltd.(a)	13,009	507,159
Hotel Shilla Co. Ltd.	1,174	101,098
HYBE Co. Ltd.(a)	588	152,628
Hyundai Engineering & Construction Co. Ltd.	3,298	170,726
Hyundai Glovis Co. Ltd.	1,004	186,283
Hyundai Heavy Industries Holdings Co. Ltd.	2,110	132,693
Hyundai Mobis Co. Ltd.	3,557	922,441
Hyundai Motor Co.	7,239	1,540,322
Hyundai Steel Co.	3,455	164,945
Industrial Bank of Korea	10,461	97,647
Kakao Corp.	16,035	2,322,550
Kangwon Land, Inc.(a)	4,062	96,975
KB Financial Group, Inc.	19,522	968,877
Kia Corp.	13,238	1,054,973
KMW Co. Ltd.(a)	820	39,414
Korea Aerospace Industries Ltd.	2,844	83,183
Korea Electric Power Corp.	10,419	229,961
Korea Investment Holdings Co. Ltd.	1,456	133,205
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,655	196,845
Korea Zinc Co. Ltd.	398	152,623
Korean Air Lines Co. Ltd.(a)	8,579	239,953
KT&G Corp.	6,333	474,609
Kumho Petrochemical Co. Ltd.	1,183	230,493
LG Chem Ltd.	2,092	1,579,648
LG Corp.	5,192	472,367
LG Display Co. Ltd.(a)	10,040	218,253
LG Electronics, Inc.	4,933	714,221
LG Household & Health Care Ltd.	441	689,999
LG Innotek Co. Ltd.	809	159,993
LG Uplus Corp.	6,969	95,015
Lotte Chemical Corp.	865	201,583
Lotte Shopping Co. Ltd.	260	26,652
Meritz Securities Co. Ltd.	25,240	106,168
Mirae Asset Securities Co. Ltd.	9,107	76,266
NAVER Corp.	6,014	2,231,605
NCSoft Corp.	791	575,549
Netmarble Corp.(c)	1,410	167,636
NH Investment & Securities Co. Ltd.	5,312	60,842
Orion Corp./Republic of Korea	907	95,447
Pan Ocean Co. Ltd.	23,834	180,717
Pearl Abyss Corp.(a)	2,555	171,463
POSCO	3,587	1,108,561
POSCO Chemical Co. Ltd.	1,049	133,942
S-1 Corp.	442	32,145
Samsung Biologics Co. Ltd.(a)(c)	759	565,526
Samsung C&T Corp.	4,015	486,248
Samsung Electro-Mechanics Co. Ltd.	3,088	484,252

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	240,369	$17,207,086
Samsung Engineering Co. Ltd.(a)	6,952	147,364
Samsung Fire & Marine Insurance Co. Ltd.	1,332	260,887
Samsung Heavy Industries Co. Ltd.(a)	24,292	144,614
Samsung Life Insurance Co. Ltd.	3,145	223,159
Samsung SDI Co. Ltd.	2,838	1,757,113
Samsung SDS Co. Ltd.	2,432	399,425
Samsung Securities Co. Ltd.	2,723	108,635
Seegene, Inc.(a)	1,744	128,010
Shin Poong Pharmaceutical Co. Ltd.	1,384	105,917
Shinhan Financial Group Co. Ltd.	22,744	821,160
Shinsegae, Inc.	335	84,890
SK Biopharmaceuticals Co. Ltd.(a)	734	80,105
SK Chemicals Co. Ltd.	393	90,600
SK Holdings Co. Ltd.	1,966	492,771
SK Hynix, Inc.	26,567	2,998,579
SK Innovation Co. Ltd.(a)	2,859	749,654
SK Telecom Co. Ltd.	1,787	507,834
SKC Co. Ltd.	1,153	162,488
S-Oil Corp.(a)	2,657	241,949
Woori Financial Group, Inc.	25,605	260,681
Yuhan Corp.	1,942	108,789

		53,628,235

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	12,358	331,299
Aena SME SA(a)(c)	3,809	624,985
Amadeus IT Group SA(a)	22,387	1,578,207
Banco Bilbao Vizcaya Argentaria SA(a)	339,942	2,108,654
Banco Santander SA(a)	857,572	3,280,260
CaixaBank SA	237,510	731,223
Cellnex Telecom SA(c)	25,790	1,644,918
EDP Renovaveis SA	14,549	337,094
Enagas SA	8,450	195,304
Endesa SA	16,421	398,633
Ferrovial SA	23,791	699,179
Grifols SA	14,947	405,316
Iberdrola SA	286,733	3,496,610
Industria de Diseno Textil SA	53,985	1,906,038
Naturgy Energy Group SA	14,485	372,793
Red Electrica Corp. SA	20,753	385,304
Repsol SA	79,040	992,947
Siemens Gamesa Renewable Energy SA(a)	13,983	467,503
Telefonica SA	261,252	1,219,387

		21,175,654

Sweden — 2.2%
Alfa Laval AB	15,879	561,247
Assa Abloy AB, Class B	48,799	1,471,188
Atlas Copco AB, A Shares	34,014	2,088,744
Atlas Copco AB, B Shares	19,103	1,006,087
Boliden AB(a)	15,302	588,813
Electrolux AB, Series B	12,552	347,840
Embracer Group AB(a)	13,899	375,806
Epiroc AB, Class A(a)	32,873	748,309
Epiroc AB, Class B(a)	21,727	426,558
EQT AB	10,565	383,782
Essity AB, Class B	34,553	1,146,128
Evolution AB(c)	8,694	1,375,234
Fastighets AB Balder, B Shares(a)	4,951	310,367
H & M Hennes & Mauritz AB, B Shares(a)	36,265	861,273

Security	Shares	Value

Sweden (continued)
Hexagon AB, B Shares	101,318	$1,501,165
Husqvarna AB, B Shares	19,743	262,389
ICA Gruppen AB	4,845	225,490
Industrivarden AB, A Shares	3,660	142,349
Industrivarden AB, C Shares	8,883	325,172
Investment AB Latour, B Shares	6,110	200,605
Investor AB, B Shares	101,844	2,347,544
Kinnevik AB, Class B	12,635	505,955
L E Lundbergforetagen AB, B Shares	3,263	210,596
Lundin Energy AB	9,142	324,107
Nibe Industrier AB, B Shares	70,396	741,790
Sandvik AB	55,974	1,431,235
Securitas AB, B Shares	13,331	210,589
Sinch AB(a)(c)	23,930	402,675
Skandinaviska Enskilda Banken AB, Class A	83,395	1,077,972
Skanska AB, B Shares	16,387	435,061
SKF AB, B Shares	18,679	476,093
Svenska Cellulosa AB SCA, Class B	32,013	525,083
Svenska Handelsbanken AB, A Shares	74,610	842,193
Swedbank AB, A Shares	48,540	903,666
Swedish Match AB	86,180	734,954
Tele2 AB, B Shares	26,650	363,344
Telefonaktiebolaget LM Ericsson, B Shares	147,753	1,857,832
Telia Co. AB	121,918	541,494
Volvo AB, A Shares	10,115	251,052
Volvo AB, B Shares	72,981	1,758,800

		30,290,581

Switzerland — 6.2%
ABB Ltd., Registered Shares	87,365	2,968,195
Adecco Group AG, Registered Shares	7,309	497,317
Alcon, Inc.	24,882	1,745,161
Baloise Holding AG, Registered Shares	2,595	405,177
Banque Cantonale Vaudoise, Registered Shares	1,511	135,776
Barry Callebaut AG, Registered Shares	214	497,352
Chocoladefabriken Lindt & Spruengli AG	49	487,484
Chocoladefabriken Lindt & Spruengli AG, Registered Shares(a)	5	523,642
Cie Financiere Richemont SA, Class A, Registered Shares	26,565	3,220,437
Clariant AG, Registered Shares(a)	8,166	162,604
Coca-Cola HBC AG(a)	8,866	320,919
Credit Suisse Group AG, Registered Shares	122,658	1,283,975
EMS-Chemie Holding AG, Registered Shares	333	327,308
Geberit AG, Registered Shares	1,729	1,298,774
Givaudan SA, Registered Shares	472	2,197,260
Glencore PLC(a)	505,353	2,169,020
Holcim Ltd., Registered Shares(a)	24,351	1,463,692
Julius Baer Group Ltd.	11,737	766,581
Kuehne + Nagel International AG, Registered Shares	2,624	898,088
Logitech International SA, Registered Shares	7,661	930,370
Lonza Group AG, Registered Shares	3,801	2,694,743
Nestle SA, Registered Shares	143,889	17,935,340
Novartis AG, Registered Shares	113,652	10,368,079
Partners Group Holding AG	1,146	1,737,275
Roche Holding AG	36,727	13,897,310
Schindler Holding AG	2,234	683,683
Schindler Holding AG, Registered Shares	1,003	293,494
SGS SA, Registered Shares	315	972,551
Sika AG, Registered Shares	7,253	2,376,356

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered Shares	2,860	$1,077,232
STMicroelectronics NV	34,711	1,262,320
Straumann Holding AG, Registered Shares	478	762,431
Swatch Group AG	1,397	479,750
Swatch Group AG, Registered Shares	3,546	234,144
Swiss Life Holding AG, Registered Shares	1,650	802,648
Swiss Prime Site AG, Registered Shares(a)	4,483	444,924
Swiss Re AG	14,335	1,294,775
Swisscom AG, Registered Shares	1,435	819,942
Temenos AG, Registered Shares(a)	3,470	557,888
UBS Group AG, Registered Shares	190,624	2,919,831
Vifor Pharma AG	2,169	281,033
Zurich Insurance Group AG	7,809	3,136,603

		87,331,484

Taiwan — 4.2%
Accton Technology Corp.	27,000	319,722
Acer, Inc.	179,504	188,654
Advantech Co. Ltd.	15,157	187,545
ASE Technology Holding Co. Ltd.	147,343	591,175
Asia Cement Corp.	94,233	171,460
ASMedia Technology, Inc.	2,000	96,466
Asustek Computer, Inc.	38,220	509,626
AU Optronics Corp.	414,000	334,785
Catcher Technology Co. Ltd.	45,000	293,922
Cathay Financial Holding Co. Ltd.	361,488	698,916
Chailease Holding Co. Ltd.	71,159	516,962
Chang Hwa Commercial Bank Ltd.	244,073	141,455
Cheng Shin Rubber Industry Co. Ltd.	66,436	111,389
China Development Financial Holding Corp.	577,765	272,475
China Life Insurance Co. Ltd.	139,936	132,284
China Steel Corp.	537,638	763,529
Chunghwa Telecom Co. Ltd.	187,000	763,085
Compal Electronics, Inc.	192,000	153,998
CTBC Financial Holding Co. Ltd.	860,601	700,816
Delta Electronics, Inc.	101,000	1,097,250
E.Sun Financial Holding Co. Ltd.	597,410	563,911
Eclat Textile Co. Ltd.	7,303	171,951
Evergreen Marine Corp. Taiwan Ltd.(a)	141,139	996,929
Far Eastern New Century Corp.	80,607	92,561
Far EasTone Telecommunications Co. Ltd.(a)	46,000	106,627
Feng TAY Enterprise Co. Ltd.	21,318	187,016
First Financial Holding Co. Ltd.	492,814	401,382
Formosa Chemicals & Fibre Corp.	161,360	490,478
Formosa Petrochemical Corp.	50,000	191,080
Formosa Plastics Corp.	186,040	687,492
Foxconn Technology Co. Ltd.	43,007	101,295
Fubon Financial Holding Co. Ltd.	344,952	914,492
Giant Manufacturing Co. Ltd.	21,000	240,014
Globalwafers Co. Ltd.	12,000	395,643
Hiwin Technologies Corp.	13,151	186,213
Hon Hai Precision Industry Co. Ltd.	629,800	2,528,650
Hotai Motor Co. Ltd.	13,000	286,431
Hua Nan Financial Holdings Co. Ltd.	454,222	300,693
Innolux Corp.(a)	428,494	318,760
Inventec Corp.	92,470	87,109
Largan Precision Co. Ltd.	5,000	555,958
Lite-On Technology Corp.	99,816	206,207
MediaTek, Inc.	74,255	2,560,775
Mega Financial Holding Co. Ltd.	497,110	586,071
Micro-Star International Co. Ltd.	37,000	209,023
Nan Ya Plastics Corp.	270,790	807,829

Security	Shares	Value

Taiwan (continued)
Nan Ya Printed Circuit Board Corp.(a)	12,000	$167,688
Nanya Technology Corp.	50,000	142,891
Nien Made Enterprise Co. Ltd.	9,000	133,500
Novatek Microelectronics Corp.(a)	31,000	554,065
Pegatron Corp.	110,000	271,585
Phison Electronics Corp.	12,000	206,387
Pou Chen Corp.	92,000	129,697
Powertech Technology, Inc.	31,100	119,917
President Chain Store Corp.	26,000	245,349
Quanta Computer, Inc.	138,000	433,129
Realtek Semiconductor Corp.	23,240	420,990
Ruentex Development Co. Ltd.	51,576	104,694
Shanghai Commercial & Savings Bank Ltd.	166,512	270,249
Shin Kong Financial Holding Co. Ltd.	635,699	217,302
SinoPac Financial Holdings Co. Ltd.	547,741	270,191
Synnex Technology International Corp.	58,500	106,843
Taishin Financial Holding Co. Ltd.	647,234	354,178
Taiwan Business Bank	300,180	101,822
Taiwan Cement Corp.	256,055	468,665
Taiwan Cooperative Financial Holding Co. Ltd.	460,467	351,192
Taiwan High Speed Rail Corp.	140,000	150,182
Taiwan Mobile Co. Ltd.(a)	64,800	237,222
Taiwan Semiconductor Manufacturing Co. Ltd.	1,238,000	26,664,079
Unimicron Technology Corp.	58,000	268,258
Uni-President Enterprises Corp.	245,950	645,851
United Microelectronics Corp.	605,000	1,147,263
Vanguard International Semiconductor Corp.	38,000	160,984
Walsin Technology Corp.	13,000	106,029
Wan Hai Lines Ltd.	31,000	356,732
Win Semiconductors Corp.	16,000	215,390
Winbond Electronics Corp.	163,000	203,495
Wistron Corp.	133,161	148,073
Wiwynn Corp.	6,000	214,624
WPG Holdings Ltd.	78,448	143,900
Yageo Corp.	19,783	398,280
Yang Ming Marine Transport Corp.(a)	78,000	510,570
Yuanta Financial Holding Co. Ltd.	449,550	432,872
Zhen Ding Technology Holding Ltd.	37,710	142,104

		59,436,346

Thailand — 0.5%
Advanced Info Service PCL, NVDR	61,700	329,387
Airports of Thailand PCL, NVDR(d)	219,900	425,914
Asset World Corp. PCL, NVDR(a)	606,100	82,289
B Grimm Power PCL, NVDR	88,000	115,389
Bangkok Bank PCL, Registered Shares	20,400	71,990
Bangkok Commercial Asset Management PCL, NVDR	123,200	71,519
Bangkok Dusit Medical Services PCL, NVDR	563,700	404,935
BTS Group Holdings PCL, NVDR(d)	513,400	149,850
Bumrungrad Hospital PCL, NVDR	22,400	89,920
Central Pattana PCL, NVDR	102,400	167,984
Central Retail Corp. PCL, NVDR	103,400	108,172
Charoen Pokphand Foods PCL, NVDR	204,000	168,816
CP ALL PCL, NVDR	291,000	545,154
Delta Electronics Thailand PCL, NVDR	14,000	252,525
Electricity Generating PCL, NVDR	23,800	130,079
Energy Absolute PCL, NVDR	98,300	187,362
Global Power Synergy PCL, NVDR	42,200	96,229
Gulf Energy Development PCL, NVDR	120,400	128,764
Home Product Center PCL, NVDR	339,932	152,866
Indorama Ventures PCL, NVDR	97,000	123,557

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Intouch Holdings PCL, NVDR	69,000	$140,006
Krung Thai Bank PCL, NVDR	285,275	95,400
Krungthai Card PCL, NVDR	24,000	50,220
Land & Houses PCL, NVDR	601,300	149,141
Minor International PCL, NVDR(a)	146,680	137,490
Muangthai Capital PCL, NVDR	57,700	103,714
Osotspa PCL, NVDR	81,600	96,214
PTT Exploration & Production PCL, NVDR	76,522	280,002
PTT Global Chemical PCL, NVDR	115,068	212,191
PTT Oil & Retail Business PCL, NVDR	127,800	121,813
PTT PCL, NVDR	530,000	650,397
Siam Cement PCL, NVDR	43,200	582,735
Siam Commercial Bank PCL, NVDR	41,800	128,036
Sri Trang Gloves Thailand PCL, NVDR	105,700	137,623
Srisawad Corp. PCL, NVDR(d)	53,800	115,555
Thai Oil PCL, NVDR	51,600	87,996
Thai Union Group PCL, NVDR	231,400	143,015
True Corp. PCL, NVDR	783,140	77,780

		7,112,029

Turkey — 0.1%
Akbank TAS	148,211	89,903
BIM Birlesik Magazalar A/S	17,408	124,261
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	107,086
Ford Otomotiv Sanayi A/S	2,700	52,674
KOC Holding A/S	17,992	37,878
Turkcell Iletisim Hizmetleri A/S	33,444	61,874
Turkiye Garanti Bankasi A/S	101,489	96,902
Turkiye Is Bankasi A/S, Class C	88,347	51,780
Turkiye Petrol Rafinerileri A/S(a)	5,076	55,388

		677,746

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	232,158
Abu Dhabi Islamic Bank PJSC	34,506	51,520
Abu Dhabi National Oil Co. for Distribution PJSC	126,679	149,332
Aldar Properties PJSC	176,567	183,695
Dubai Islamic Bank PJSC	48,113	63,179
Emaar Properties PJSC	172,958	196,444
Emirates NBD Bank PJSC	124,476	449,017
Emirates Telecommunications Group Co. PJSC	97,764	585,549
First Abu Dhabi Bank PJSC	229,078	1,041,505

		2,952,399

United Kingdom — 7.8%
3i Group PLC	52,059	844,859
Admiral Group PLC	8,347	363,196
Anglo American PLC	64,084	2,550,168
Ashtead Group PLC	23,604	1,754,445
Associated British Foods PLC	15,914	488,510
AstraZeneca PLC	66,469	7,985,860
Auto Trader Group PLC(a)(c)	41,090	359,866
AVEVA Group PLC	6,894	353,841
Aviva PLC	198,882	1,116,514
BAE Systems PLC	158,667	1,146,530
Barclays PLC	846,067	2,007,782
Barratt Developments PLC	47,948	461,676
Berkeley Group Holdings PLC	6,196	393,971
BP PLC	1,005,995	4,411,681
British American Tobacco PLC	108,689	4,219,910
British Land Co. PLC	47,803	327,001

Security	Shares	Value

United Kingdom (continued)
BT Group PLC(a)	467,577	$1,256,542
Bunzl PLC	15,923	526,753
Burberry Group PLC(a)	21,147	604,787
CK Hutchison Holdings Ltd.	135,508	1,054,903
CNH Industrial NV	47,161	782,291
Coca-Cola European Partners PLC	10,271	609,276
Compass Group PLC(a)	95,376	2,009,373
Croda International PLC	6,884	702,127
DCC PLC	4,703	385,245
Diageo PLC	119,205	5,713,315
Direct Line Insurance Group PLC	67,525	266,333
Evraz PLC	27,295	223,934
Ferguson PLC	11,390	1,584,658
GlaxoSmithKline PLC	252,150	4,957,038
Halma PLC	19,718	734,599
Hargreaves Lansdown PLC	17,098	376,231
HSBC Holdings PLC(a)	1,025,739	5,920,058
Imperial Brands PLC	46,522	1,003,141
Informa PLC(a)	71,050	493,780
InterContinental Hotels Group PLC(a)	9,063	604,054
Intertek Group PLC	9,008	689,421
J Sainsbury PLC	69,277	260,750
JD Sports Fashion PLC	28,817	366,715
Johnson Matthey PLC	10,313	439,089
Kingfisher PLC	97,026	489,699
Land Securities Group PLC	31,499	293,969
Legal & General Group PLC	305,536	1,090,026
Lloyds Banking Group PLC(a)	3,536,830	2,287,820
London Stock Exchange Group PLC	16,419	1,814,470
M&G PLC	119,534	378,672
Melrose Industries PLC	266,865	574,433
Mondi PLC	26,493	697,515
National Grid PLC	180,445	2,295,201
Natwest Group PLC	228,688	643,591
Next PLC(a)	6,073	660,947
Ocado Group PLC(a)	24,539	679,924
Pearson PLC	44,258	509,671
Persimmon PLC	15,288	626,251
Phoenix Group Holdings PLC	27,913	261,294
Prudential PLC	130,517	2,483,186
Reckitt Benckiser Group PLC	35,667	3,151,185
RELX PLC	96,640	2,562,574
Rentokil Initial PLC	86,686	593,728
Rio Tinto PLC	56,311	4,650,582
Rolls-Royce Holdings PLC(a)	458,203	627,287
Sage Group PLC	56,802	538,042
Schroders PLC	7,593	369,276
Segro PLC	62,242	942,237
Severn Trent PLC	12,635	437,395
Smith & Nephew PLC	47,279	1,025,350
Smiths Group PLC	19,423	427,769
Spirax-Sarco Engineering PLC	3,703	697,448
SSE PLC	50,259	1,043,817
St James’s Place PLC	24,806	507,201
Standard Chartered PLC	131,932	841,964
Standard Life Aberdeen PLC	126,751	475,507
Taylor Wimpey PLC	211,225	464,851
Tesco PLC	379,426	1,172,115
Unilever PLC	133,123	7,778,849
United Utilities Group PLC	38,207	515,688
Vodafone Group PLC	1,311,949	2,198,864

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

United Kingdom (continued)
Whitbread PLC(a)		11,605	$501,660
WM Morrison Supermarkets PLC		151,121	515,716
WPP PLC		56,546	764,381

			108,940,378

United States — 0.1%
Bausch Health Cos., Inc.(a)		17,238	505,904
Brookfield Renewable Corp., Class A		7,825	328,756

			834,660

Total Common Stocks — 97.4% (Cost: $911,611,194)			1,365,448,731

		Par (000)

Corporate Bonds

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24	INR	145	1,972

Total Corporate Bonds — 0.0% (Cost: $1,991)			1,972

		Shares

Preferred Securities

Preferred Stocks — 1.1%

Brazil — 0.4%
Banco Bradesco SA, Preference Shares		266,511	1,378,690
Braskem SA, Preference Shares, Class A(a)		14,496	173,557
Centrais Eletricas Brasileiras SA, Preference B Shares		9,466	82,350
Cia Energetica de Minas Gerais, Preference Shares		39,779	97,012
Gerdau SA, Preference Shares		52,056	309,899
Itau Unibanco Holding SA, Preference Shares		245,491	1,470,834
Itausa SA, Preference Shares		214,928	481,814
Lojas Americanas SA, Preference Shares		35,857	155,574
Petroleo Brasileiro SA, Preference Shares		224,252	1,326,900

			5,476,630

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Preference SharesClass B		5,827	274,533

Colombia — 0.0%
Bancolombia SA, Preference Shares		21,944	156,818

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares		3,282	295,246
Fuchs Petrolub SE, Preference Shares		3,377	164,340
Henkel AG & Co. KGaA, Preference Shares		9,857	1,041,036
Porsche Automobil Holding SE, Preference Shares		7,398	794,181
Sartorius AG, Preference Shares		1,451	755,257
Volkswagen AG, Preference Shares		9,460	2,371,919

			5,421,979

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	376,618	$238,564

South Korea — 0.3%
Hyundai Motor Co., Preference Shares	2,624	268,323
LG Chem Ltd., Preference Shares	630	214,602
LG Household & Health Care Ltd., Preference Shares	199	135,174
Samsung Electronics Co. Ltd., Preference Shares	41,666	2,727,041

		3,345,140

Total Preferred Securities — 1.1% (Cost: $10,270,683)		14,913,664

Rights

Brazil — 0.0%
Ultrapar Participacoes SA, (Expires: 07/26/21)(a)	56,283	453

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires: 07/09/21)(a)	12,358	17,291

Total Rights — 0.0% (Cost: $18,706)		17,744

Total Long-Term Investments — 98.5% (Cost: $921,902,574)		1,380,382,111

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(f)(g)(h)	43,891,281	43,917,616
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(f)(g)	14,415,304	14,415,304

Total Short-Term Securities — 4.1% (Cost: $58,320,711)		58,332,920

Total Investments — 102.6% (Cost: $980,223,285)		1,438,715,031
Liabilities in Excess of Other Assets — (2.6)%		(36,903,768)

Net Assets — 100.0%		$1,401,811,263

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,246,049	$15,671,192	(a)	$—	$(791)	$1,166	$43,917,616	43,891,281	$92,282	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,863,928	2,551,376	(a)	—	—	—	14,415,304	14,415,304	965		—

					$(791)	$1,166	$58,332,920		$93,247		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	33	09/16/21	$1,984	$9,064
MSCI EAFE Index	110	09/17/21	12,673	(274,672)
MSCI Emerging Markets Mini Index	48	09/17/21	3,276	(7,562)

				$(273,170)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,064	$—	$—	$—	$9,064

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$282,234	$—	$—	$—	$282,234

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,646,769	$—	$—	$—	$1,646,769

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(396,924)	$—	$—	$—	$(396,924)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$16,130,117

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$469,734	$—	$—	$469,734
Australia	—	62,347,060	—	62,347,060
Austria	—	1,638,353	—	1,638,353
Belgium	257,120	7,356,229	—	7,613,349
Brazil	17,171,057	—	—	17,171,057
Canada	95,978,968	—	—	95,978,968
Chile	1,720,428	360,470	—	2,080,898
China	29,454,955	129,448,231	82,692	158,985,878
Colombia	449,815	—	—	449,815
Cyprus	—	616,638	—	616,638
Czech Republic	—	527,582	—	527,582
Denmark	466,518	21,411,021	—	21,877,539
Egypt	—	167,490	—	167,490
Finland	—	10,806,828	—	10,806,828
France	—	95,106,129	—	95,106,129
Germany	—	74,106,851	—	74,106,851
Greece	—	605,933	2	605,935
Hong Kong	412,342	29,163,797	—	29,576,139
Hungary	—	941,967	—	941,967
India	6,509,149	36,023,037	—	42,532,186
Indonesia	—	4,885,527	—	4,885,527
Ireland	—	8,527,250	—	8,527,250
Isle of Man	—	768,258	—	768,258
Israel	2,418,475	2,856,629	—	5,275,104
Italy	—	17,725,406	—	17,725,406
Japan	398,394	196,649,711	—	197,048,105
Jordan	—	296,692	—	296,692
Kuwait	1,877,968	177,930	—	2,055,898
Luxembourg	115,566	2,558,764	—	2,674,330
Macau	—	666,323	—	666,323
Malaysia	3,284,460	2,137,143	—	5,421,603
Mexico	7,595,958	—	—	7,595,958
Netherlands	—	48,024,130	—	48,024,130
New Zealand	—	2,598,049	—	2,598,049
Norway	173,716	5,206,553	—	5,380,269
Pakistan	7,842	85,338	—	93,180
Peru	828,152	—	—	828,152
Philippines	1,815,190	744,079	—	2,559,269
Poland	707,867	2,466,325	—	3,174,192
Portugal	901,379	272,480	—	1,173,859
Qatar	1,933,805	903,695	—	2,837,500
Romania	158,932	—	—	158,932
Russia	604,232	12,951,785	—	13,556,017
Saudi Arabia	4,262,756	8,250,504	—	12,513,260
Singapore	292,449	8,503,227	—	8,795,676
South Africa	3,423,316	11,412,568	—	14,835,884

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
South Korea	$722,144	$52,906,091	$—	$53,628,235
Spain	337,094	20,838,560	—	21,175,654
Sweden	1,726,655	28,563,926	—	30,290,581
Switzerland	1,011,126	86,320,358	—	87,331,484
Taiwan	237,222	59,199,124	—	59,436,346
Thailand	—	7,112,029	—	7,112,029
Turkey	162,139	515,607	—	677,746
United Arab Emirates	2,457,561	494,838	—	2,952,399
United Kingdom	1,124,992	107,815,386	—	108,940,378
United States	834,660	—	—	834,660
Corporate Bonds	—	1,972	—	1,972
Preferred Securities
Preferred Stocks
South Korea	—	3,345,140	—	3,345,140
Brazil	5,476,630	—	—	5,476,630
Chile	274,533	—	—	274,533
Colombia	156,818	—	—	156,818
Russia	—	238,564	—	238,564
Germany	—	5,421,979	—	5,421,979
Rights	17,744	—	—	17,744
Short-Term Securities
Money Market Funds	58,332,920	—	—	58,332,920

	$256,562,781	$1,182,069,556	$82,694	$1,438,715,031

Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,064	$—	$—	$9,064
Liabilities
Equity Contracts	(282,234)	—	—	(282,234)

	$(273,170)	$—	$—	$(273,170)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Statement of Assets and Liabilities (unaudited)

June 30, 2021

Total International ex U.S. Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,380,382,111
Investments, at value — affiliated(c)	58,332,920
Cash pledged for futures contracts	1,078,000
Foreign currency, at value(d)	2,805,781
Receivables:
Investments sold	293,341
Securities lending income — affiliated	16,743
Contributions from investors	4,470,598
Dividends — unaffiliated	2,619,727
Dividends — affiliated	57
Prepaid expenses	3,335

Total assets	1,450,002,613

LIABILITIES
Collateral on securities loaned, at value	43,893,554
Payables:
Investments purchased	3,089,368
Deferred foreign capital gain tax	788,246
Investment advisory fees	33,747
Trustees’ fees	3,859
Other accrued expenses	259,491
Variation margin on futures contracts	123,085

Total liabilities	48,191,350

NET ASSETS	$1,401,811,263

NET ASSETS CONSIST OF
Investors’ capital	$944,417,031
Net unrealized appreciation (depreciation)	457,394,232

NET ASSETS	$1,401,811,263

(a) Investments, at cost — unaffiliated	$921,902,574
(b) Securities loaned, at value	$41,644,797
(c) Investments, at cost — affiliated	$58,320,711
(d) Foreign currency, at cost	$2,826,765

See notes to financial statements.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

Total International ex U.S. Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$20,155,382
Dividends — affiliated	965
Securities lending income — affiliated — net	92,282
Non-cash dividends — unaffiliated	991,590
Foreign taxes withheld	(2,715,950)

Total investment income	18,524,269

EXPENSES
Investment advisory	196,584
Accounting services	156,699
Pricing	39,348
Professional	34,443
Printing and postage	6,001
Trustees	5,479
Miscellaneous	1,915

Total expenses	440,469
Less:
Fees waived and/or reimbursed by the Manager	(4,324)

Total expenses after fees waived and/or reimbursed	436,145

Net investment income	18,088,124

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(7,345,688)
Investments — affiliated	(791)
Foreign currency transactions	83,356
Futures contracts	1,646,769

(5,616,354)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	101,985,554
Investments — affiliated	1,166
Foreign currency translations	(198,037)
Futures contracts	(396,924)

101,391,759

Net realized and unrealized gain	95,775,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,863,529

(a) Net of foreign capital gain tax of	$32,685
(b) Net of increase in deferred foreign capital gain tax of	$(378,281)

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,088,124	$23,221,506
Net realized loss	(5,616,354)	(26,575,264)
Net change in unrealized appreciation (depreciation)	101,391,759	137,122,346

Net increase in net assets resulting from operations	113,863,529	133,768,588

CAPITAL TRANSACTIONS
Proceeds from contributions	292,317,840	507,738,832
Value of withdrawals	(210,727,861)	(530,057,182)

Net increase (decrease) in net assets derived from capital transactions	81,589,979	(22,318,350)

NET ASSETS
Total increase in net assets	195,453,508	111,450,238
Beginning of period	1,206,357,755	1,094,907,517

End of period	$1,401,811,263	$1,206,357,755

See notes to financial statements.

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Financial Highlights (unaudited)

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Total Return
Total return	9.24	%(a)	10.82%	21.29%	(13.87)%	27.67%	4.41%

Ratios to Average Net Assets
Total expenses	0.07	%(b)	0.09%	0.08%	0.08%	0.07%	0.08%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.09%	0.08%	0.08%	0.07%	0.08%

Net investment income	2.76	%(b)	2.30%	3.17%	2.87%	2.85%	2.90%

Supplemental Data
Net assets, end of period (000)	$1,401,811		$1,206,358	$1,094,908	$759,697	$1,048,849	$1,000,386

Portfolio turnover rate	6%		23%	5%	40%	57%	15%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a master portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Standard Inputs Generally Considered By Third Party Pricing Services
(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can

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Notes to Financial Statements (unaudited) (continued)

reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank PLC	$160,918	$(160,918)	$—
Barclays Capital, Inc.	13,086,840	(13,086,840)	—
BNP Paribas Prime Brokerage International Ltd.	1,557,159	(1,557,159)	—
BNP Paribas Securities Corp.	730,657	(730,657)	—
Citadel Clearing LLC	493,476	(493,476)	—
Citigroup Global Markets, Inc.	2,730,985	(2,730,985)	—
Credit Suisse Securities (USA) LLC	249,353	(249,353)	—
Deutsche Bank Securities, Inc.	143,377	(143,377)	—
Goldman Sachs & Co.	2,154,403	(2,154,403)	—
HSBC Bank PLC	98,455	(98,455)	—
J.P. Morgan Securities LLC	3,252,149	(3,252,149)	—
Jefferies LLC	520,165	(520,165)	—
Macquarie Bank Ltd.	145,802	(145,802)	—
Morgan Stanley & Co. International PLC	109,988	(109,988)	—
Morgan Stanley & Co. LLC	2,660,611	(2,660,611)	—
Nomura Securities International, Inc.	5,139,505	(5,139,505)	—
SG Americas Securities LLC	158,519	(158,519)	—
State Street Bank & Trust Company	6,978,394	(6,978,394)	—
UBS AG	1,274,041	(1,274,041)	—

	$41,644,797	$(41,644,797)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers and Reimbursements: With respect to each Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended June 30, 2021, the amount waived and/or reimbursed was $4,324.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds, affiliated and exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $25,466 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$17,113,424	$2,962,062	$(387,280)

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $175,793,087 and $79,833,486, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$1,005,173,204	$500,472,074	$(67,203,417)	$433,268,657

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The

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Notes to Financial Statements (unaudited) (continued)

transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares MSCI Total International Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Feeder Fund’s above tolerance performance relative to its benchmark over the period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or

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Disclosure of Investment Advisory Agreement (continued)

waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	55

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

INR	Indian Rupee

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-06/21-SAR

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

•	iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	15.25%	40.79%
U.S. small cap equities (Russell 2000® Index)	17.54	62.03
International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35
Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	iShares Russell 1000 Large-Cap Index Fund

Investment Objective

iShares Russell 1000 Large-Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund’s Institutional Shares returned 14.87%, Investor A Shares returned 14.73%, and Class K Shares returned 14.92%. The benchmark Russell 1000® Index returned 14.95% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Following the strong end to 2020, favorable market conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the COVID-19 vaccine rollout, optimism continued to rise for strong economic growth in the first quarter of 2021. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the quarter.

Over the second quarter of 2021, the U.S. equity market rallied as the COVID-19 vaccination campaign continued to accelerate, and as more signs emerged for a sooner-than-expected economic activity restart. The U.S. Consumer Price Index (a measure of the average change over time in the prices paid by consumers for a market basket of consumer goods and services) increased by more than 4% (over the one-year period as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May 2021. In June 2021, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending. The domestic markets continued climbing in June, as Fed commentary eased investors’ worries about the potential for tightening monetary policy too quickly. Furthermore, U.S. economic data over the second quarter of 2021 was generally very strong.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional	14.87%	42.85%	17.84%	14.76%
Investor A	14.73	42.51	17.53	14.43
Class K	14.92	42.95	17.89	14.78
Russell 1000® Index(c)	14.95	43.07	17.99	14.90

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

(c)

An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	iShares Russell 1000 Large-Cap Index Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,148.70	$0.59		$1,000.00	$1,024.25	$0.55		0.11%
Investor A	1,000.00	1,147.30	1.97		1,000.00	1,022.96	1.86		0.37
Class K	1,000.00	1,149.20	0.37		1,000.00	1,024.45	0.35		0.07

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares Russell 1000 Large-Cap Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Large Cap Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2021

iShares Russell 1000 Large-Cap Index Fund

ASSETS
Investments, at value — Master Portfolio	$684,537,787
Receivables:
Capital shares sold	2,721,352
From the Manager	16
Withdrawals from the Master Portfolio	451,179
Prepaid expenses	51,623

Total assets	687,761,957

LIABILITIES
Payables:
Administration fees	5,267
Capital shares redeemed	3,172,531
Income dividend distributions	179,220
Officer’s fees	101
Other accrued expenses	145,854
Service fees	9,275

Total liabilities	3,512,248

NET ASSETS	$684,249,709

NET ASSETS CONSIST OF
Paid-in capital	$340,489,692
Accumulated earnings	343,760,017

NET ASSETS	$684,249,709

F U N D F I N A N C I A L S T A T E M E N T S	7

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2021

iShares Russell 1000 Large-Cap Index Fund

NET ASSET VALUE

Institutional
Net assets	$130,066,320

Shares outstanding	4,549,524

Net asset value	$28.59

Shares authorized	Unlimited

Par value	N/A

Investor A
Net assets	$49,719,408

Shares outstanding	1,749,553

Net asset value	$28.42

Shares authorized	Unlimited

Par value	N/A

Class K
Net assets	$504,463,981

Shares outstanding	17,719,830

Net asset value	$28.47

Shares authorized	Unlimited

Par value	N/A

See notes to financial statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

iShares Russell 1000 Large-Cap Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$4,363,803
Dividends — affiliated	43,161
Securities lending income — affiliated — net	37,206
Foreign taxes withheld	(130)
Expenses	(108,468)
Fees waived	2,713

Total investment income	4,338,285

FUND EXPENSES
Transfer agent — class specific	192,882
Service — class specific	70,519
Registration	36,711
Professional	33,514
Administration	32,440
Accounting services	2,487
Printing and postage	2,483
Officer	135
Miscellaneous	6,428

Total expenses	377,599
Less:
Fees waived and/or reimbursed by the Administrator	(1,134)
Transfer agent fees waived and/or reimbursed — class specific	(140,888)

Total expenses after fees waived and/or reimbursed	235,577

Net investment income	4,102,708

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	1,201,904
Investments — affiliated	(75,956)
Futures contracts	557,662

1,683,610

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	83,664,634
Investments — affiliated	875,587
Futures contracts	10,931

84,551,152

Net realized and unrealized gain	86,234,762

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,337,470

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statements of Changes in Net Assets (unaudited)

	iShares Russell 1000 Large-Cap Index Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,102,708	$8,728,166
Net realized gain (loss)	1,683,610	(2,612,897)
Net change in unrealized appreciation (depreciation)	84,551,152	121,879,004

Net increase in net assets resulting from operations	90,337,470	127,994,273

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(967,178)	(1,928,228)
Investor A	(278,911)	(1,105,082)
Class K	(3,775,006)	(6,317,909)

Decrease in net assets resulting from distributions to shareholders	(5,021,095)	(9,351,219)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(62,551,735)	86,583,042

NET ASSETS
Total increase in net assets	22,764,640	205,226,096
Beginning of period	661,485,069	456,258,973

End of period	$684,249,709	$661,485,069

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares Russell 1000 Large-Cap Index Fund

		Institutional

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017		2016

Net asset value, beginning of period	$25.08		$21.14	$16.58		$17.82		$15.07		$14.08

Net investment income(a)	0.17		0.35	0.35		0.34		0.30		0.31
Net realized and unrealized gain (loss)	3.55		3.96	4.79		(1.19)		2.91		1.35

Net increase (decrease) from investment operations	3.72		4.31	5.14		(0.85)		3.21		1.66

Distributions(b)
From net investment income		(0.18)	(0.34)	(0.39)		(0.33)		(0.35)		(0.29)
From net realized gain		(0.03)	(0.03)	(0.19)		(0.06)		(0.11)		(0.38)
Return of capital	—		—	—		—		(0.00	)(c)	—

Total distributions		(0.21)	(0.37)	(0.58)		(0.39)		(0.46)		(0.67)

Net asset value, end of period	$28.59		$25.08	$21.14		$16.58		$17.82		$15.07

Total Return(d)
Based on net asset value	14.87	%(e)	20.79%	31.28%		(4.88)%		21.46%		11.92%

Ratios to Average Net Assets(f)(g)
Total expenses	0.11	%(h)	0.13%	0.15	%(i)	0.17	%(j)	0.17	%(j)	0.13%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.13%	0.13%		0.13%		0.13%		0.09%

Net investment income	1.27	%(h)	1.66%	1.81%		1.89%		1.82%		2.14%

Supplemental Data
Net assets, end of period (000)	$130,066		$125,604	$82,729		$102,279		$45,733		$18,964

Portfolio turnover rate of the Master Portfolio		8%	14%	10%		12%		12%		13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December, 31, 2019, the expense ratio would have been 0.14%.

(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Russell 1000 Large-Cap Index Fund (continued)

		Investor A

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$24.92		$21.01	$16.48	$17.72	$14.99		$14.01

Net investment income(a)	0.13		0.30	0.30	0.29	0.26		0.25
Net realized and unrealized gain (loss)	3.54		3.92	4.76	(1.18)	2.89		1.36

Net increase (decrease) from investment operations	3.67		4.22	5.06	(0.89)	3.15		1.61

Distributions(b)
From net investment income		(0.14)	(0.28)	(0.34)	(0.29)	(0.31)		(0.25)
From net realized gain		(0.03)	(0.03)	(0.19)	(0.06)	(0.11)		(0.38)
Return of capital	—		—	—	—	0.00	(c)	—

Total distributions		(0.17)	(0.31)	(0.53)	(0.35)	(0.42)		(0.63)

Net asset value, end of period	$28.42		$24.92	$21.01	$16.48	$17.72		$14.99

Total Return(d)
Based on net asset value	14.73	%(e)	20.45%	30.98%	(5.15)%	21.16%		11.61%

Ratios to Average Net Assets(f)(g)
Total expenses	0.86	%(h)	0.68%	0.76%	0.87%	0.68	%(i)	0.48%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.38%	0.38%	0.38%	0.38%		0.38%

Net investment income	1.00	%(h)	1.42%	1.57%	1.60%	1.56%		1.76%

Supplemental Data
Net assets, end of period (000)	$49,719		$84,724	$86,038	$57,500	$66,675		$23,939

Portfolio turnover rate of the Master Portfolio		8%	14%	10%	12%	12%		13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December, 31, 2017, the expense ratio would have been 0.67%.

See notes to financial statements.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Russell 1000 Large-Cap Index Fund (continued)

		Class K

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value, beginning of period	$24.97		$21.05	$16.52	$17.76	$15.01		$14.03

Net investment income(a)	0.17		0.36	0.36	0.35	0.31		0.30
Net realized and unrealized gain (loss)	3.55		3.94	4.76	(1.19)	2.91		1.36

Net increase (decrease) from investment operations	3.72		4.30	5.12	(0.84)	3.22		1.66

Distributions(b)
From net investment income		(0.19)	(0.35)	(0.40)	(0.34)	(0.36)		(0.30)
From net realized gain		(0.03)	(0.03)	(0.19)	(0.06)	(0.11)		(0.38)
Return of capital	—		—	—	—	(0.00	)(c)	—

Total distributions		(0.22)	(0.38)	(0.59)	(0.40)	(0.47)		(0.68)

Net asset value, end of period	$28.47		$24.97	$21.05	$16.52	$17.76		$15.01

Total Return(d)
Based on net asset value	14.92	%(e)	20.84%	31.28%	(4.85)%	21.60%		11.92%

Ratios to Average Net Assets(f)(g)
Total expenses	0.07	%(h)	0.08%	0.10%	0.13%	0.10	%(i)	0.12%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.07%	0.08%	0.08%	0.08%		0.08%

Net investment income	1.29	%(h)	1.71%	1.87%	1.92%	1.87%		2.06%

Supplemental Data
Net assets, end of period (000)	$504,464		$451,157	$287,492	$154,097	$99,149		$122,724

Portfolio turnover rate of the Master Portfolio		8%	14%	10%	12%	12%		13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2021, the percentage of the Master Portfolio owned by the Fund was 3.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional Shares, Investor A and Class K	No	No	None

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2021, the class specific service fees borne directly by Investor A Shares were $70,519.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total

Reimbursed amounts	$302	$11,053	$907	$12,262

For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total

Transfer agent fees — class specific	$28,795	$153,411	$10,676	$192,882

Expense Limitations, Waivers and Reimbursements: The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation

Institutional	0.13%
Investor A	0.38
Class K	0.08

The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Administrator waived and/or reimbursed investment advisory fees of $1,134 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed – class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Class K	Total

Transfer agent fees waived and/or reimbursed — class specific	$34	$138,435	$2,419	$140,888

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	2,162,190	$57,159,129	3,869,357	$74,662,340
Shares issued in reinvestment of distributions.	35,209	966,923	95,067	1,927,824
Shares redeemed	(2,656,935)	(70,717,367)	(2,869,461)	(59,689,187)

	(459,536)	$(12,591,315)	1,094,963	$16,900,977

Investor A
Shares sold	411,397	$10,916,203	1,480,384	$30,360,644
Shares issued in reinvestment of distributions.	10,162	278,691	54,629	1,104,369
Shares redeemed	(2,071,910)	(54,013,979)	(2,230,668)	(47,846,287)

	(1,650,351)	$(42,819,085)	(695,655)	$(16,381,274)

Class K
Shares sold	4,449,843	$119,548,049	9,057,409	$182,227,116
Shares issued in reinvestment of distributions.	124,794	3,417,328	276,250	5,651,370
Shares redeemed	(4,921,099)	(130,106,712)	(4,923,567)	(101,815,147)

	(346,462)	$(7,141,335)	4,410,092	$86,063,339

	(2,456,349)	$(62,551,735)	4,809,400	$86,583,042

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2021	Large Cap Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	5%
Microsoft Corp.	5
Amazon.com, Inc.	4
Facebook, Inc., Class A	2
Alphabet, Inc., Class A	2
Alphabet, Inc., Class C	2
Tesla, Inc.	1
Berkshire Hathaway, Inc., Class B	1
NVIDIA Corp.	1
JPMorgan Chase & Co.	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	27%
Health Care	13
Consumer Discretionary	12
Financials	12
Communication Services	11
Industrials.	9
Consumer Staples	5
Real Estate	3
Energy	3
Materials	2
Utilities	2
Short-Term Securities	4
Liabilities in Excess of Other Assets	(3)

(a)

For Large Cap Index Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	17

Schedule of Investments (unaudited) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	34,636	$6,123,645
Boeing Co.(a)	287,770	68,938,181
BWX Technologies, Inc.(b)	48,664	2,828,352
Curtiss-Wright Corp.(b)	23,002	2,731,718
General Dynamics Corp.	135,098	25,433,549
HEICO Corp.(b)	24,152	3,367,272
HEICO Corp., Class A	41,513	5,155,084
Hexcel Corp.(a)(b)	42,866	2,674,838
Howmet Aerospace, Inc.(a)	213,426	7,356,794
Huntington Ingalls Industries, Inc.	20,726	4,368,004
L3Harris Technologies, Inc.	109,761	23,724,840
Lockheed Martin Corp.(b)	133,090	50,354,601
Mercury Systems, Inc.(a)	27,892	1,848,682
Northrop Grumman Corp.(b)	81,090	29,470,539
Raytheon Technologies Corp.	814,273	69,465,630
Spirit AeroSystems Holdings, Inc., Class A	56,095	2,647,123
Teledyne Technologies, Inc.(a)	24,244	10,154,115
Textron, Inc.(b)	119,227	8,199,241
TransDigm Group, Inc.(a)(b)	27,703	17,931,875
Virgin Galactic Holdings Inc.(a)	77,082	3,545,772

		346,319,855

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(b)	69,872	6,544,910
Expeditors International of Washington, Inc.	90,446	11,450,463
FedEx Corp.	131,660	39,278,128
United Parcel Service, Inc., Class B(b)	389,045	80,909,689
XPO Logistics, Inc.(a)	48,548	6,791,380

		144,974,570

Airlines(a) — 0.3%
Alaska Air Group, Inc.	65,191	3,931,669
American Airlines Group, Inc.(b)	337,347	7,155,130
Copa Holdings SA, Class A(b)	16,783	1,264,264
Delta Air Lines, Inc.	339,350	14,680,281
JetBlue Airways Corp.	176,940	2,969,053
Southwest Airlines Co.(b)	320,359	17,007,859
United Airlines Holdings, Inc.(b)	170,192	8,899,340

		55,907,596

Auto Components — 0.2%
Aptiv PLC(a)(b)	144,893	22,796,016
BorgWarner, Inc.(b)	130,378	6,328,548
Gentex Corp.	133,676	4,423,339
Lear Corp.	32,138	5,633,148
QuantumScape Corp.(a)	62,407	1,826,029

		41,007,080

Automobiles — 1.6%
Ford Motor Co.(a)	2,115,289	31,433,194
General Motors Co.(a)	738,683	43,707,873
Harley-Davidson, Inc.(b)	82,663	3,787,619
Tesla, Inc.(a)	416,911	283,374,407
Thor Industries, Inc.(b)	28,362	3,204,906

		365,507,999

Banks — 4.0%
Bank of America Corp.	4,052,547	167,086,513
Bank of Hawaii Corp.(b)	21,836	1,839,028
Bank OZK(b)	63,567	2,679,985
BOK Financial Corp.(b)	15,956	1,381,790
Citigroup, Inc.	1,110,652	78,578,629
Citizens Financial Group, Inc.	228,641	10,487,763

Security	Shares	Value

Banks (continued)
Comerica, Inc.	77,067	$5,497,960
Commerce Bancshares, Inc.(b)	56,691	4,226,881
Cullen/Frost Bankers, Inc.(b)	30,027	3,363,024
East West Bancorp, Inc.(b)	74,934	5,372,018
Fifth Third Bancorp	381,612	14,589,027
First Citizens BancShares, Inc., Class A(b)	3,379	2,813,828
First Hawaiian, Inc.(b)	68,030	1,927,970
First Horizon Corp.	292,672	5,057,372
First Republic Bank(b)	93,525	17,505,074
FNB Corp.(b)	164,449	2,027,656
Huntington Bancshares, Inc.(b)	808,692	11,540,035
JPMorgan Chase & Co.(b)	1,616,301	251,399,458
KeyCorp	521,223	10,763,255
M&T Bank Corp.	68,699	9,982,652
PacWest Bancorp	60,351	2,484,047
People’s United Financial, Inc.	240,331	4,119,273
Pinnacle Financial Partners, Inc.(b)	41,046	3,623,951
PNC Financial Services Group, Inc.	227,876	43,469,626
Popular, Inc.	44,841	3,365,317
Prosperity Bancshares, Inc.	49,377	3,545,269
Regions Financial Corp.	525,132	10,597,164
Signature Bank	29,669	7,288,190
Sterling Bancorp	103,668	2,569,930
SVB Financial Group(a)	29,019	16,147,042
Synovus Financial Corp.	74,258	3,258,441
Truist Financial Corp.(b)	721,666	40,052,463
U.S. Bancorp	721,219	41,087,846
Umpqua Holdings Corp.	110,521	2,039,112
Webster Financial Corp.(b)	44,826	2,391,019
Wells Fargo & Co.	2,223,002	100,679,761
Western Alliance Bancorp	54,585	5,068,217
Wintrust Financial Corp.	30,232	2,286,446
Zions Bancorp NA(b)	85,292	4,508,535

		906,701,567

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)(b)	5,171	5,278,557
Brown-Forman Corp., Class A(b)	22,750	1,603,875
Brown-Forman Corp., Class B	98,806	7,404,522
Coca-Cola Co.	2,086,470	112,898,892
Constellation Brands, Inc., Class A	86,027	20,120,855
Keurig Dr Pepper, Inc.	374,802	13,208,022
Molson Coors Beverage Co., Class B(a)(b)	99,776	5,356,973
Monster Beverage Corp.(a)	199,894	18,260,317
PepsiCo, Inc.	742,482	110,013,558

		294,145,571

Biotechnology — 2.2%
AbbVie, Inc.	949,432	106,944,021
Acceleron Pharma, Inc.(a)	27,463	3,446,332
Alexion Pharmaceuticals, Inc.(a)	119,052	21,871,043
Alnylam Pharmaceuticals, Inc.(a)	63,086	10,694,339
Amgen, Inc.	308,843	75,280,481
Biogen, Inc.(a)	80,502	27,875,428
BioMarin Pharmaceutical, Inc.(a)	98,051	8,181,375
CureVac NV(a)(b)	28,509	2,094,841
Exact Sciences Corp.(a)(b)	91,640	11,391,768
Exelixis, Inc.(a)	177,209	3,228,748
Gilead Sciences, Inc.	674,603	46,453,163
Horizon Therapeutics PLC(a)	117,175	10,972,267
Incyte Corp.(a)	100,510	8,455,906
Ionis Pharmaceuticals, Inc.(a)(b)	74,032	2,953,136
Iovance Biotherapeutics, Inc.(a)(b)	81,538	2,121,619

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Mirati Therapeutics, Inc.(a)	21,062	$3,402,145
Moderna, Inc.(a)	181,783	42,715,369
Natera, Inc.(a)	41,998	4,768,033
Neurocrine Biosciences, Inc.(a)	48,544	4,724,302
Novavax, Inc.(a)(b)	39,637	8,415,331
Regeneron Pharmaceuticals, Inc.(a)	53,851	30,077,938
Sage Therapeutics, Inc.(a)(b)	27,664	1,571,592
Sarepta Therapeutics, Inc.(a)(b)	40,742	3,167,283
Seagen, Inc.(a)	71,619	11,307,208
Ultragenyx Pharmaceutical, Inc.(a)	34,585	3,297,680
United Therapeutics Corp.(a)	23,857	4,280,184
Vertex Pharmaceuticals, Inc.(a)	139,194	28,065,686

		487,757,218

Building Products — 0.6%
A O Smith Corp.(b)	71,073	5,121,520
Advanced Drainage Systems, Inc.	30,192	3,519,481
Allegion PLC	48,010	6,687,793
Armstrong World Industries, Inc.	28,380	3,044,039
AZEK Co., Inc.(a)	62,229	2,642,243
Builders FirstSource, Inc.(a)	109,978	4,691,662
Carrier Global Corp.	468,922	22,789,609
Fortune Brands Home & Security, Inc.	72,282	7,200,010
Johnson Controls International PLC	384,473	26,386,382
Lennox International, Inc.(b)	18,490	6,486,292
Masco Corp.	133,924	7,889,463
Owens Corning	54,036	5,290,124
Trane Technologies PLC	128,134	23,594,595
Trex Co., Inc.(a)(b)	63,150	6,454,562

		131,797,775

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	23,012	3,548,681
Ameriprise Financial, Inc.(b)	62,509	15,557,240
Apollo Global Management, Inc.(b)	94,848	5,899,546
Ares Management Corp., Class A(b)	73,796	4,692,688
Bank of New York Mellon Corp.	434,495	22,259,179
BlackRock, Inc.(c)	76,814	67,209,945
Blackstone Group, Inc.	365,842	35,537,892
Carlyle Group, Inc.	87,105	4,048,640
Cboe Global Markets, Inc.	57,761	6,876,447
Charles Schwab Corp.	842,916	61,372,714
CME Group, Inc.	192,731	40,990,029
Evercore, Inc., Class A	22,638	3,186,751
FactSet Research Systems, Inc.	20,924	7,022,304
Franklin Resources, Inc.(b)	161,878	5,178,477
Goldman Sachs Group, Inc.	177,333	67,303,193
Interactive Brokers Group, Inc., Class A	41,604	2,734,631
Intercontinental Exchange, Inc.	297,638	35,329,631
Invesco Ltd.	179,011	4,784,964
Janus Henderson Group PLC	43,854	1,701,974
Jefferies Financial Group, Inc.	115,156	3,938,335
KKR & Co., Inc.	297,265	17,609,979
Lazard Ltd., Class A	51,262	2,319,605
LPL Financial Holdings, Inc.	43,724	5,901,866
MarketAxess Holdings, Inc.(b)	19,979	9,262,065
Moody’s Corp.(b)	87,175	31,589,605
Morgan Stanley	746,061	68,406,333
Morningstar, Inc.	12,947	3,328,803
MSCI, Inc.	42,970	22,906,448
Nasdaq, Inc.(b)	62,474	10,982,929
Northern Trust Corp.(b)	110,210	12,742,480

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial, Inc.(b)	65,985	$8,571,451
S&P Global, Inc.(b)	129,361	53,096,222
SEI Investments Co.(b)	60,461	3,746,768
State Street Corp.	188,923	15,544,584
Stifel Financial Corp.	54,749	3,551,020
T. Rowe Price Group, Inc.(b)	120,965	23,947,441
Tradeweb Markets, Inc., Class A(b)	56,323	4,762,673
Virtu Financial, Inc., Class A(b)	56,142	1,551,203

		698,994,736

Chemicals — 1.3%
Air Products & Chemicals, Inc.	118,630	34,127,478
Albemarle Corp.(b)	61,150	10,301,329
Ashland Global Holdings, Inc.	29,334	2,566,725
Axalta Coating Systems Ltd.(a)	115,763	3,529,614
Celanese Corp.(b)	59,122	8,962,895
CF Industries Holdings, Inc.	114,453	5,888,607
Chemours Co.(b)	88,178	3,068,594
Corteva, Inc.	392,537	17,409,016
Diversey Holdings Ltd.(a)	27,521	492,901
Dow, Inc.	404,774	25,614,099
DuPont de Nemours, Inc.	286,164	22,151,955
Eastman Chemical Co.	72,756	8,494,263
Ecolab, Inc.	133,771	27,552,813
Element Solutions, Inc.	130,715	3,056,117
FMC Corp.(b)	69,470	7,516,654
Huntsman Corp.	117,672	3,120,661
International Flavors & Fragrances, Inc.	132,667	19,820,450
LyondellBasell Industries NV, Class A	142,759	14,685,618
Mosaic Co.	186,737	5,958,778
NewMarket Corp.	3,312	1,066,398
Olin Corp.	76,084	3,519,646
PPG Industries, Inc.	126,487	21,473,698
RPM International, Inc.	68,115	6,040,438
Scotts Miracle-Gro Co.(b)	21,008	4,031,855
Sherwin-Williams Co.	131,026	35,698,034
Valvoline, Inc.	97,038	3,149,854
Westlake Chemical Corp.	18,106	1,631,170
WR Grace & Co.(b)	31,368	2,168,156

		303,097,816

Commercial Services & Supplies — 0.4%
ADT, Inc.(b)	65,817	710,165
Cintas Corp.(b)	47,367	18,094,194
Clean Harbors, Inc.(a)	27,862	2,595,067
Copart, Inc.(a)	110,989	14,631,680
Driven Brands Holdings, Inc.(a)	22,172	685,558
IAA, Inc.(a)	70,453	3,842,507
MSA Safety, Inc.	20,127	3,332,629
Republic Services, Inc.	110,896	12,199,669
Rollins, Inc.	127,532	4,361,594
Stericycle, Inc.(a)	51,667	3,696,774
Waste Management, Inc.	226,762	31,771,624

		95,921,461

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	32,659	11,832,682
Ciena Corp.(a)	86,107	4,898,627
Cisco Systems, Inc.	2,271,009	120,363,477
CommScope Holding Co., Inc.(a)	117,664	2,507,420
F5 Networks, Inc.(a)	31,955	5,964,720
Juniper Networks, Inc.(b)	179,952	4,921,687
Lumentum Holdings, Inc.(a)(b)	42,345	3,473,560

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	89,223	$19,348,008
Ubiquiti, Inc.(b)	2,839	886,308
ViaSat, Inc.(a)	37,134	1,850,759

		176,047,248

Construction & Engineering — 0.1%
AECOM(a)	75,665	4,791,108
MasTec, Inc.(a)(b)	30,124	3,196,156
Quanta Services, Inc.(b)	73,409	6,648,653
Valmont Industries, Inc.(b)	10,563	2,493,396

		17,129,313

Construction Materials — 0.1%
Eagle Materials, Inc.(b)	22,928	3,258,298
Martin Marietta Materials, Inc.(b)	33,190	11,676,574
Vulcan Materials Co.	70,242	12,227,025

		27,161,897

Consumer Finance — 0.7%
Ally Financial, Inc.	198,656	9,901,015
American Express Co.	350,216	57,866,190
Capital One Financial Corp.	240,818	37,252,136
Credit Acceptance Corp.(a)(b)	4,510	2,048,036
Discover Financial Services(b)	162,731	19,249,450
OneMain Holdings, Inc.	49,114	2,942,420
Santander Consumer USA Holdings, Inc.	29,725	1,079,612
SLM Corp.(b)	170,533	3,570,961
Synchrony Financial(b)	312,793	15,176,716
Upstart Holdings Inc(a)	4,920	614,508

		149,701,044

Containers & Packaging — 0.4%
Amcor PLC(b)	845,608	9,690,668
AptarGroup, Inc.	34,443	4,850,952
Ardagh Group SA	6,425	157,541
Avery Dennison Corp.	44,650	9,387,216
Ball Corp.(b)	171,220	13,872,244
Berry Global Group, Inc.(a)	70,752	4,614,445
Crown Holdings, Inc.	72,814	7,442,319
Graphic Packaging Holding Co.	155,466	2,820,153
International Paper Co.	210,993	12,935,981
Packaging Corp. of America	48,980	6,632,872
Sealed Air Corp.	82,180	4,869,165
Silgan Holdings, Inc.(b)	48,245	2,002,167
Sonoco Products Co.(b)	53,723	3,594,069
Westrock Co.	137,317	7,308,011

		90,177,803

Distributors — 0.1%
Genuine Parts Co.	74,398	9,409,115
LKQ Corp.(a)	150,125	7,389,153
Pool Corp.	20,903	9,587,370

		26,385,638

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	31,259	4,598,511
Chegg, Inc.(a)(b)	75,210	6,250,703
frontdoor, Inc.(a)	41,920	2,088,454
Grand Canyon Education, Inc.(a)	25,609	2,304,042
H&R Block, Inc.(b)	90,572	2,126,631
Service Corp. International	86,566	4,639,072
Terminix Global Holdings, Inc.(a)(b)	72,942	3,480,063

		25,487,476

Security	Shares	Value

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	1,007,857	$280,103,617
Equitable Holdings, Inc.	202,853	6,176,874
Voya Financial, Inc.	66,259	4,074,929

		290,355,420

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	3,838,657	110,476,548
Lumen Technologies, Inc.(b)	586,508	7,970,644
Verizon Communications, Inc.	2,226,923	124,774,496

		243,221,688

Electric Utilities — 1.4%
Alliant Energy Corp.(b)	133,276	7,431,470
American Electric Power Co., Inc.(b)	266,680	22,558,461
Avangrid, Inc.	29,257	1,504,688
Duke Energy Corp.	413,438	40,814,599
Edison International	205,237	11,866,803
Entergy Corp.	107,454	10,713,164
Evergy, Inc.	122,408	7,397,115
Eversource Energy	184,239	14,783,337
Exelon Corp.	522,447	23,149,627
FirstEnergy Corp.	292,060	10,867,553
Hawaiian Electric Industries, Inc.	52,605	2,224,139
IDACORP, Inc.(b)	26,848	2,617,680
NextEra Energy, Inc.	1,053,809	77,223,124
NRG Energy, Inc.(b)	135,175	5,447,552
OGE Energy Corp.	108,037	3,635,445
PG&E Corp.(a)(b)	810,753	8,245,358
Pinnacle West Capital Corp.	64,363	5,275,835
PPL Corp.	413,548	11,566,938
Southern Co.	567,265	34,325,205
Xcel Energy, Inc.	288,408	19,000,319

		320,648,412

Electrical Equipment — 0.7%
Acuity Brands, Inc.(b)	19,019	3,557,124
AMETEK, Inc.	124,668	16,643,178
ChargePoint Holdings, Inc.(a)(b)	67,146	2,332,652
Eaton Corp. PLC(b)	213,889	31,694,072
Emerson Electric Co.	319,477	30,746,466
Generac Holdings, Inc.(a)(b)	32,422	13,459,993
Hubbell, Inc.	28,978	5,414,250
nVent Electric PLC	82,701	2,583,579
Plug Power, Inc.(a)	268,638	9,184,733
Regal Beloit Corp.	20,675	2,760,319
Rockwell Automation, Inc.(b)	62,781	17,956,622
Sensata Technologies Holding PLC(a)	86,180	4,995,855
Shoals Technologies Group, Inc., Class A(a)(b)	48,716	1,729,418
Sunrun, Inc.(a)(b)	106,993	5,968,070
Vertiv Holdings Co.	152,268	4,156,916

		153,183,247

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	313,191	21,425,396
Arrow Electronics, Inc.(a)	39,825	4,533,280
Avnet, Inc.	51,693	2,071,855
CDW Corp.(b)	74,015	12,926,720
Cognex Corp.	89,953	7,560,550
Coherent, Inc.(a)	13,003	3,437,213
Corning, Inc.	413,298	16,903,888
IPG Photonics Corp.(a)	19,152	4,036,667
Jabil, Inc.(b)	81,397	4,730,793
Keysight Technologies, Inc.(a)	98,139	15,153,643
Littelfuse, Inc.	13,666	3,481,960

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	67,460	$2,852,209
SYNNEX Corp.(b)	24,771	3,016,117
Trimble, Inc.(a)(b)	133,581	10,930,933
Vontier Corp.	97,903	3,189,680
Zebra Technologies Corp., Class A(a)	29,022	15,366,859

		131,617,763

Energy Equipment & Services — 0.2%
Baker Hughes Co.	395,695	9,049,545
Halliburton Co.	476,161	11,008,842
NOV, Inc.(a)	197,279	3,022,314
Schlumberger NV	754,683	24,157,403

		47,238,104

Entertainment — 2.0%
Activision Blizzard, Inc.	414,665	39,575,628
Electronic Arts, Inc.	153,114	22,022,387
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	605,687
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	103,957	5,011,767
Live Nation Entertainment, Inc.(a)(b)	72,061	6,311,823
Madison Square Garden Sports Corp.(a)(b)	9,792	1,689,806
Netflix, Inc.(a)	232,096	122,595,428
Playtika Holding Corp.(a)(b)	40,043	954,625
Roku, Inc.(a)	61,866	28,411,961
Skillz, Inc.(a)(b)	158,038	3,432,585
Spotify Technology SA(a)(b)	73,409	20,230,786
Take-Two Interactive Software, Inc.(a)	61,586	10,901,954
Walt Disney Co.(a)	975,739	171,505,644
World Wrestling Entertainment, Inc., Class A(b)	24,370	1,410,779
Zynga, Inc., Class A(a)	536,080	5,698,530

		440,359,390

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.(b)	78,524	14,286,657
American Campus Communities, Inc.	74,192	3,466,250
American Homes 4 Rent, Class A	152,895	5,939,971
American Tower Corp.(b)	242,529	65,516,784
Americold Realty Trust(b)	130,390	4,935,261
Apartment Income REIT Corp.	87,495	4,149,888
AvalonBay Communities, Inc.(b)	75,520	15,760,269
Boston Properties, Inc.(b)	83,457	9,563,338
Brixmor Property Group, Inc.(b)	157,959	3,615,681
Brookfield Property REIT, Inc., Class A	10,604	200,310
Camden Property Trust	49,472	6,563,450
CoreSite Realty Corp.	24,059	3,238,341
Cousins Properties, Inc.(b)	82,141	3,021,146
Crown Castle International Corp.	231,477	45,161,163
CubeSmart	104,299	4,831,130
CyrusOne, Inc.	66,585	4,762,159
Digital Realty Trust, Inc.(b)	149,782	22,536,200
Douglas Emmett, Inc.	87,900	2,955,198
Duke Realty Corp.	204,132	9,665,650
EPR Properties(a)	40,258	2,120,791
Equinix, Inc.	48,255	38,729,463
Equity LifeStyle Properties, Inc.	91,872	6,827,008
Equity Residential	196,128	15,101,856
Essex Property Trust, Inc.	34,226	10,268,142
Extra Space Storage, Inc.(b)	70,977	11,627,452
Federal Realty Investment Trust(b)	40,225	4,713,163
First Industrial Realty Trust, Inc.	65,875	3,440,651
Gaming and Leisure Properties, Inc.	120,357	5,576,140

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A(b)	116,856	$3,120,055
Healthpeak Properties, Inc.	292,133	9,725,108
Highwoods Properties, Inc.(b)	56,254	2,540,993
Host Hotels & Resorts, Inc.(a)	372,940	6,373,545
Hudson Pacific Properties, Inc.	82,180	2,286,248
Invitation Homes, Inc.(b)	310,355	11,573,138
Iron Mountain, Inc.(b)	152,304	6,445,505
JBG SMITH Properties	63,076	1,987,525
Kilroy Realty Corp.	64,778	4,511,140
Kimco Realty Corp.(b)	211,855	4,417,177
Lamar Advertising Co., Class A	45,610	4,762,596
Life Storage, Inc.(b)	41,256	4,428,832
Medical Properties Trust, Inc.	319,967	6,431,337
Mid-America Apartment Communities, Inc.	60,118	10,125,074
National Retail Properties, Inc.(b)	91,392	4,284,457
Omega Healthcare Investors, Inc.(b)	131,791	4,782,695
Park Hotels & Resorts, Inc.(a)(b)	126,278	2,602,590
Prologis, Inc.	396,062	47,341,291
Public Storage	81,577	24,529,388
Rayonier, Inc.(b)	75,646	2,717,961
Realty Income Corp.(b)	200,164	13,358,945
Regency Centers Corp.	90,465	5,796,093
Rexford Industrial Realty, Inc.(b)	75,990	4,327,630
SBA Communications Corp.	58,158	18,534,955
Simon Property Group, Inc.	175,124	22,850,179
SL Green Realty Corp.(b)	37,210	2,976,800
Spirit Realty Capital, Inc.	67,076	3,208,916
STORE Capital Corp.(b)	136,886	4,723,936
Sun Communities, Inc.	60,742	10,411,179
UDR, Inc.(b)	157,140	7,696,717
Ventas, Inc.	201,870	11,526,777
VEREIT, Inc.(b)	124,411	5,714,197
VICI Properties, Inc.(b)	286,810	8,896,846
Vornado Realty Trust	91,361	4,263,818
Weingarten Realty Investors(b)	67,068	2,150,871
Welltower, Inc.(b)	222,151	18,460,748
Weyerhaeuser Co.	404,913	13,937,105
WP Carey, Inc.	93,381	6,968,090

		659,363,969

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A(b)	88,796	1,745,729
Casey’s General Stores, Inc.(b)	19,362	3,768,620
Costco Wholesale Corp.	237,577	94,002,091
Grocery Outlet Holding Corp.(a)(b)	49,659	1,721,181
Kroger Co.(b)	406,672	15,579,604
Sysco Corp.	260,009	20,215,700
US Foods Holding Corp.(a)	126,213	4,841,531
Walgreens Boots Alliance, Inc.(b)	388,803	20,454,926
Walmart, Inc.	770,894	108,711,472

		271,040,854

Food Products — 0.9%
Archer-Daniels-Midland Co.	296,260	17,953,356
Beyond Meat, Inc.(a)(b)	29,925	4,712,888
Bunge Ltd.	72,946	5,700,730
Campbell Soup Co.(b)	103,873	4,735,570
Conagra Brands, Inc.	247,047	8,987,570
Darling Ingredients, Inc.(a)	86,723	5,853,803
Flowers Foods, Inc.(b)	102,672	2,484,662
Freshpet, Inc.(a)	21,901	3,568,987
General Mills, Inc.(b)	325,523	19,834,116
Hain Celestial Group, Inc.(a)	48,979	1,965,038

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hershey Co.(b)	78,285	$13,635,681
Hormel Foods Corp.	150,350	7,179,213
Ingredion, Inc.	35,350	3,199,175
J.M. Smucker Co.(b)	55,568	7,199,946
Kellogg Co.(b)	138,340	8,899,412
Kraft Heinz Co.(b)	362,349	14,776,592
Lamb Weston Holdings, Inc.	78,479	6,330,116
McCormick & Co., Inc.	132,038	11,661,596
Mondelez International, Inc., Class A	749,293	46,785,855
Pilgrim’s Pride Corp.(a)	28,135	624,034
Post Holdings, Inc.(a)	32,268	3,500,110
Seaboard Corp.(b)	134	518,410
Tyson Foods, Inc., Class A(b)	153,875	11,349,820

		211,456,680

Gas Utilities — 0.1%
Atmos Energy Corp.	70,724	6,797,283
National Fuel Gas Co.(b)	46,971	2,454,235
UGI Corp.(b)	111,222	5,150,691

		14,402,209

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	933,415	108,210,801
ABIOMED, Inc.(a)	23,637	7,377,344
Align Technology, Inc.(a)	42,629	26,046,319
Baxter International, Inc.	270,026	21,737,093
Becton Dickinson and Co.(b)	154,845	37,656,756
Boston Scientific Corp.(a)	762,156	32,589,791
Cooper Cos., Inc.	26,309	10,425,467
Danaher Corp.	340,033	91,251,256
DENTSPLY SIRONA, Inc.	114,611	7,250,292
DexCom, Inc.(a)	51,760	22,101,520
Edwards Lifesciences Corp.(a)	331,587	34,342,466
Envista Holdings Corp.(a)	81,923	3,539,893
Globus Medical, Inc., Class A(a)	40,460	3,136,864
Hill-Rom Holdings, Inc.	35,053	3,981,670
Hologic, Inc.(a)	139,221	9,288,825
ICU Medical, Inc.(a)(b)	10,540	2,169,132
IDEXX Laboratories, Inc.(a)	45,437	28,695,737
Insulet Corp.(a)	35,901	9,855,184
Integra LifeSciences Holdings Corp.(a)(b)	39,587	2,701,417
Intuitive Surgical, Inc.(a)	63,461	58,361,274
Masimo Corp.(a)	26,861	6,512,449
Medtronic PLC	721,499	89,559,671
Novocure Ltd.(a)(b)	54,962	12,191,671
Penumbra, Inc.(a)	18,517	5,074,769
Quidel Corp.(a)(b)	19,204	2,460,416
ResMed, Inc.(b)	77,534	19,113,682
STERIS PLC(b)	52,479	10,826,418
Stryker Corp.	188,114	48,858,849
Tandem Diabetes Care, Inc.(a)	34,301	3,340,917
Teleflex, Inc.	24,918	10,011,803
West Pharmaceutical Services, Inc.(b)	39,493	14,181,936
Zimmer Biomet Holdings, Inc.(b)	112,900	18,156,578

		761,008,260

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	47,503	2,980,813
Agilon Health, Inc.(a)	26,901	1,091,374
Amedisys, Inc.(a)(b)	17,764	4,350,936
AmerisourceBergen Corp.	79,702	9,125,082
Anthem, Inc.(b)	131,612	50,249,462
Cardinal Health, Inc.	154,292	8,808,530

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(a)	309,730	$22,588,609
Chemed Corp.	8,047	3,818,301
Cigna Corp.(b)	183,281	43,450,427
CVS Health Corp.	704,775	58,806,426
DaVita, Inc.(a)	36,393	4,382,809
Encompass Health Corp.(b)	51,380	4,009,181
Guardant Health, Inc.(a)(b)	48,196	5,985,461
HCA Healthcare, Inc.(b)	139,802	28,902,665
Henry Schein, Inc.(a)	76,135	5,648,456
Humana, Inc.	69,212	30,641,537
Laboratory Corp. of America Holdings(a)	52,448	14,467,781
McKesson Corp.	84,616	16,181,964
Molina Healthcare, Inc.(a)(b)	30,081	7,612,298
Oak Street Health, Inc.(a)(b)	56,426	3,304,871
Premier, Inc., Class A	67,703	2,355,387
Quest Diagnostics, Inc.(b)	69,981	9,235,392
Signify Health, Inc., Class A(a)	13,548	412,266
UnitedHealth Group, Inc.	505,559	202,446,046
Universal Health Services, Inc., Class B	42,220	6,182,275

		547,038,349

Health Care Technology — 0.2%
Cerner Corp.	161,779	12,644,647
Certara, Inc.(a)(b)	17,963	508,892
Change Healthcare, Inc.(a)	142,878	3,291,909
Teladoc Health, Inc.(a)(b)	78,700	13,087,023
Veeva Systems, Inc., Class A(a)	73,493	22,852,648

		52,385,119

Hotels, Restaurants & Leisure — 2.0%
Aramark	119,824	4,463,444
Booking Holdings, Inc.(a)	21,996	48,129,228
Boyd Gaming Corp.(a)	44,050	2,708,635
Caesars Entertainment, Inc.(a)(b)	107,034	11,104,777
Carnival Corp.(a)(b)	457,270	12,053,637
Chipotle Mexican Grill, Inc.(a)	14,969	23,207,039
Choice Hotels International, Inc.(b)	18,605	2,211,390
Churchill Downs, Inc.	19,784	3,922,376
Darden Restaurants, Inc.	69,454	10,139,589
Domino’s Pizza, Inc.	21,005	9,798,622
DraftKings, Inc., Class A(a)(b)	163,006	8,504,023
Expedia Group, Inc.(a)	76,142	12,465,207
Hilton Worldwide Holdings, Inc.(a)(b)	145,634	17,566,373
Hyatt Hotels Corp., Class A(a)(b)	23,308	1,809,633
Las Vegas Sands Corp.(a)(b)	178,202	9,389,463
Marriott International, Inc., Class A(a)(b)	147,336	20,114,311
Marriott Vacations Worldwide Corp.(a)	22,345	3,559,558
McDonald’s Corp.	401,338	92,705,065
MGM Resorts International	219,060	9,342,909
Norwegian Cruise Line Holdings Ltd.(a)(b)	199,787	5,875,736
Penn National Gaming, Inc.(a)	83,791	6,409,174
Planet Fitness, Inc., Class A(a)	42,933	3,230,708
Royal Caribbean Cruises Ltd.(a)(b)	117,649	10,033,107
Six Flags Entertainment Corp.(a)	45,434	1,966,384
Starbucks Corp.	634,817	70,978,889
Travel + Leisure Co.	45,887	2,727,982
Vail Resorts, Inc.(a)(b)	21,598	6,836,199
Wendy’s Co.	95,181	2,229,139
Wyndham Hotels & Resorts, Inc.	46,485	3,360,401
Wynn Resorts Ltd.(a)(b)	56,909	6,959,971

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.	225,942	$14,968,657
Yum! Brands, Inc.(b)	160,168	18,424,125

		457,195,751

Household Durables — 0.4%
D.R. Horton, Inc.	177,203	16,013,835
Garmin Ltd.	80,004	11,571,779
Leggett & Platt, Inc.(b)	74,594	3,864,715
Lennar Corp., B Shares	10,779	877,949
Lennar Corp., Class A	144,677	14,373,660
Mohawk Industries, Inc.(a)	31,157	5,988,064
Newell Brands, Inc.	209,219	5,747,246
NVR, Inc.(a)	1,762	8,762,955
PulteGroup, Inc.	139,170	7,594,507
Tempur Sealy International, Inc.	92,485	3,624,487
Toll Brothers, Inc.	61,053	3,529,474
TopBuild Corp.(a)	17,705	3,501,695
Whirlpool Corp.(b)	33,311	7,262,464

		92,712,830

Household Products — 1.2%
Church & Dwight Co., Inc.	133,373	11,366,047
Clorox Co.(b)	66,802	12,018,348
Colgate-Palmolive Co.(b)	448,593	36,493,040
Kimberly-Clark Corp.	182,447	24,407,760
Procter & Gamble Co.	1,308,433	176,546,865
Reynolds Consumer Products Inc.(b)	25,495	773,773
Spectrum Brands Holdings, Inc.	24,767	2,106,186

		263,712,019

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	354,602	9,244,474
Brookfield Renewable Corp., Class A	68,537	2,874,442
Vistra Corp.	254,672	4,724,166

		16,843,082

Industrial Conglomerates — 1.1%
3M Co.	310,817	61,737,581
Carlisle Cos., Inc.(b)	28,395	5,434,235
General Electric Co.	4,685,958	63,072,995
Honeywell International, Inc.	373,414	81,908,361
Roper Technologies, Inc.	55,927	26,296,875

		238,450,047

Insurance — 2.0%
Aflac, Inc.	360,580	19,348,723
Alleghany Corp.(a)(b)	7,238	4,828,253
Allstate Corp.	160,354	20,916,576
American Financial Group, Inc.(b)	35,874	4,474,205
American International Group, Inc.	462,900	22,034,040
Aon PLC, Class A(b)	120,195	28,697,758
Arch Capital Group Ltd.(a)	212,290	8,266,573
Arthur J. Gallagher & Co.(b)	108,371	15,180,610
Assurant, Inc.(b)	31,492	4,918,421
Assured Guaranty Ltd.(b)	39,415	1,871,424
Athene Holding Ltd., Class A(a)	65,033	4,389,728
Axis Capital Holdings Ltd.(b)	44,804	2,195,844
Brighthouse Financial, Inc.(a)	47,261	2,152,266
Brown & Brown, Inc.	125,378	6,662,587
Chubb Ltd.	240,514	38,227,295
Cincinnati Financial Corp.(b)	83,540	9,742,435
CNA Financial Corp.(b)	18,457	839,609
Erie Indemnity Co., Class A	13,588	2,627,240
Everest Re Group Ltd.	20,718	5,221,143

Security	Shares	Value

Insurance (continued)
Fidelity National Financial, Inc.(b)	140,034	$6,085,878
First American Financial Corp.	58,488	3,646,727
Globe Life, Inc.	55,614	5,297,233
GoHealth, Inc., Class A(a)(b)	26,367	295,574
Hanover Insurance Group, Inc.(b)	17,833	2,418,868
Hartford Financial Services Group, Inc.	189,552	11,746,537
Kemper Corp.(b)	33,376	2,466,486
Lemonade Inc.(a)(b)	18,475	2,021,350
Lincoln National Corp.(b)	104,993	6,597,760
Loews Corp.	117,613	6,427,550
Markel Corp.(a)	7,370	8,746,053
Marsh & McLennan Cos., Inc.(b)	271,833	38,241,466
Mercury General Corp.(b)	13,156	854,482
MetLife, Inc.	398,022	23,821,617
Old Republic International Corp.	148,984	3,711,191
Primerica, Inc.(b)	21,114	3,233,398
Principal Financial Group, Inc.	144,443	9,127,353
Progressive Corp.(b)	313,841	30,822,325
Prudential Financial, Inc.(b)	211,761	21,699,150
Reinsurance Group of America, Inc.	35,355	4,030,470
RenaissanceRe Holdings Ltd.(b)	26,276	3,910,394
Travelers Cos., Inc.	134,937	20,201,418
Unum Group	104,440	2,966,096
W.R. Berkley Corp.	72,504	5,396,473
White Mountains Insurance Group Ltd.	1,716	1,970,019
Willis Towers Watson PLC	69,598	16,008,932

		444,339,530

Interactive Media & Services(a) — 5.9%
Alphabet, Inc., Class A	161,644	394,700,703
Alphabet, Inc., Class C	152,410	381,988,231
Facebook, Inc., Class A	1,286,170	447,214,171
IAC/InterActiveCorp(b)	40,964	6,315,420
Match Group, Inc.(b)	144,854	23,357,708
Pinterest, Inc., Class A	293,474	23,169,772
TripAdvisor, Inc.(b)	55,991	2,256,437
Twitter, Inc.	418,822	28,819,142
Vimeo, Inc.	66,504	3,258,696
Zillow Group, Inc., Class A	33,710	4,130,486
Zillow Group, Inc., Class C(b)	88,005	10,755,971

		1,325,966,737

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(a)	233,254	802,431,081
DoorDash Inc., Class A(a)	45,015	8,027,525
eBay, Inc.(b)	365,846	25,686,048
Etsy, Inc.(a)(b)	67,985	13,994,032
Qurate Retail, Inc., Series A	197,866	2,590,066
Wayfair, Inc., Class A(a)(b)	40,445	12,768,891

		865,497,643

IT Services — 5.4%
Accenture PLC, Class A(b)	341,753	100,745,367
Akamai Technologies, Inc.(a)	87,667	10,221,972
Alliance Data Systems Corp.	24,590	2,562,032
Amdocs Ltd.(b)	70,407	5,446,686
Automatic Data Processing, Inc.(b)	228,539	45,392,416
Broadridge Financial Solutions, Inc.	60,885	9,834,754
Cognizant Technology Solutions Corp., Class A	282,910	19,594,347
Concentrix Corp.(a)	23,884	3,840,547
DXC Technology Co.(a)	132,033	5,141,365
EPAM Systems, Inc.(a)	29,252	14,946,602
Euronet Worldwide, Inc.(a)	27,020	3,657,157

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fastly, Inc., Class A(a)(b)	56,737	$3,381,525
Fidelity National Information Services, Inc.	332,327	47,080,766
Fiserv, Inc.(a)	320,171	34,223,078
FleetCor Technologies, Inc.(a)	44,190	11,315,291
Gartner, Inc.(a)	44,947	10,886,163
Genpact Ltd.(b)	99,807	4,534,232
Global Payments, Inc.	157,526	29,542,426
Globant SA(a)	22,030	4,828,535
GoDaddy, Inc., Class A(a)	92,298	8,026,234
International Business Machines Corp.(b)	479,559	70,298,554
Jack Henry & Associates, Inc.	39,632	6,480,228
Mastercard, Inc., Class A	470,226	171,674,810
MongoDB, Inc.(a)(b)	28,923	10,456,243
Okta, Inc.(a)(b)	66,676	16,314,284
Paychex, Inc.(b)	173,858	18,654,963
PayPal Holdings, Inc.(a)	631,474	184,062,042
Paysafe Ltd.(a)(b)	165,555	2,004,871
Sabre Corp.(a)(b)	176,574	2,203,644
Shift4 Payments, Inc., Class A(a)(b)	23,042	2,159,496
Snowflake, Inc., Class A(a)(b)	64,110	15,501,798
Square, Inc., Class A(a)(b)	209,845	51,160,211
StoneCo Ltd., Class A(a)	118,694	7,959,620
Switch, Inc., Class A	66,216	1,397,820
Twilio, Inc., Class A(a)	86,969	34,279,701
VeriSign, Inc.(a)	52,256	11,898,169
Visa, Inc., Class A(b)	909,667	212,698,338
Western Union Co.(b)	212,633	4,884,180
WEX, Inc.(a)	25,355	4,916,335
Wix.com Ltd.(a)	28,614	8,306,072

		1,212,512,874

Leisure Products — 0.2%
Brunswick Corp.(b)	43,513	4,334,765
Hasbro, Inc.	68,126	6,439,269
Hayward Holdings, Inc.(a)	20,586	535,648
Mattel, Inc.(a)(b)	190,027	3,819,543
Peloton Interactive, Inc., Class A(a)	141,737	17,578,223
Polaris, Inc.(b)	30,110	4,123,865
YETI Holdings, Inc.(a)	45,912	4,215,640

		41,046,953

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)(b)	44,882	8,788,793
Adaptive Biotechnologies Corp.(a)(b)	58,400	2,386,224
Agilent Technologies, Inc.	163,368	24,147,424
Avantor, Inc.(a)	311,215	11,051,245
Bio-Rad Laboratories, Inc., Class A(a)	11,255	7,251,484
Bio-Techne Corp.	20,633	9,290,215
Bruker Corp.	53,452	4,061,283
Charles River Laboratories International, Inc.(a)	26,412	9,770,327
Illumina, Inc.(a)	78,370	37,085,468
IQVIA Holdings, Inc.(a)	102,095	24,739,660
Maravai LifeSciences Holdings, Inc., Class A(a)	37,891	1,581,191
Mettler-Toledo International, Inc.(a)	12,322	17,070,159
PerkinElmer, Inc.	59,365	9,166,550
PPD, Inc.(a)	84,495	3,894,375
QIAGEN NV(a)(b)	127,161	6,152,049
Repligen Corp.(a)	28,302	5,649,645
Sotera Health Co.(a)(b)	45,230	1,095,923
Syneos Health, Inc.(a)	53,516	4,789,147

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	211,135	$106,511,273
Waters Corp.(a)	32,828	11,345,685

		305,828,120

Machinery — 1.7%
AGCO Corp.	34,546	4,504,107
Allison Transmission Holdings, Inc.(b)	60,337	2,397,792
Caterpillar, Inc.	294,058	63,995,842
Colfax Corp.(a)(b)	67,510	3,092,633
Crane Co.	25,215	2,329,110
Cummins, Inc.	79,121	19,290,491
Deere & Co.	151,490	53,432,038
Donaldson Co., Inc.	68,092	4,325,885
Dover Corp.	78,163	11,771,348
Flowserve Corp.(b)	69,309	2,794,539
Fortive Corp.(b)	175,396	12,232,117
Gates Industrial Corp. PLC(a)(b)	40,279	727,841
Graco, Inc.	88,412	6,692,788
IDEX Corp.(b)	40,412	8,892,661
Illinois Tool Works, Inc.	169,005	37,782,758
Ingersoll Rand, Inc.(a)	201,291	9,825,014
ITT, Inc.	46,740	4,280,917
Lincoln Electric Holdings, Inc.(b)	30,018	3,953,671
Middleby Corp.(a)(b)	29,684	5,143,050
Nordson Corp.	30,305	6,652,250
Oshkosh Corp.(b)	35,036	4,366,887
Otis Worldwide Corp.	230,779	18,870,799
PACCAR, Inc.	183,497	16,377,107
Parker-Hannifin Corp.	69,317	21,287,944
Pentair PLC(b)	87,735	5,921,235
Snap-on, Inc.(b)	28,941	6,466,288
Stanley Black & Decker, Inc.(b)	86,655	17,763,408
Timken Co.	32,401	2,611,197
Toro Co.	56,550	6,213,714
Westinghouse Air Brake Technologies Corp.	97,678	8,038,899
Woodward, Inc.	30,355	3,730,022
Xylem, Inc.	95,310	11,433,388

		387,197,740

Marine — 0.0%
Kirby Corp.(a)	29,762	1,804,768

Media — 1.3%
Altice USA, Inc., Class A(a)	121,027	4,131,862
Cable One, Inc.(b)	2,800	5,355,868
Charter Communications, Inc., Class A(a)(b)	70,650	50,970,442
Comcast Corp., Class A(b)	2,450,879	139,749,121
Discovery, Inc., Class A(a)	84,801	2,601,695
Discovery, Inc., Class C(a)	167,784	4,862,380
DISH Network Corp., Class A(a)	131,813	5,509,783
Fox Corp., Class A(b)	176,069	6,537,442
Fox Corp., Class B	84,233	2,965,002
Interpublic Group of Cos., Inc.(b)	216,585	7,036,847
Liberty Broadband Corp., Class A(a)	13,216	2,222,535
Liberty Broadband Corp., Class C(a)	81,449	14,144,433
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	42,844	1,995,674
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	87,042	4,037,878
New York Times Co., Class A	84,276	3,670,220
News Corp., Class A(b)	208,116	5,363,149
News Corp., Class B	71,927	1,751,422
Nexstar Media Group, Inc., Class A(b)	22,849	3,378,910
Omnicom Group, Inc.	113,670	9,092,463

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings, Inc.(b)	483,705	$3,163,431
ViacomCBS, Inc., Class A(b)	1,463	70,882
ViacomCBS, Inc., Class B	310,145	14,018,554

		292,629,993

Metals & Mining — 0.5%
Alcoa Corp.(a)(b)	100,224	3,692,252
Cleveland-Cliffs, Inc.(a)	244,506	5,271,549
Freeport-McMoRan, Inc.	787,763	29,233,885
Newmont Corp.	430,547	27,288,069
Nucor Corp.(b)	158,396	15,194,928
Reliance Steel & Aluminum Co.(b)	34,439	5,196,845
Royal Gold, Inc.(b)	34,461	3,932,000
Southern Copper Corp.(b)	46,669	3,001,750
Steel Dynamics, Inc.(b)	110,469	6,583,953
United States Steel Corp.	143,487	3,443,688

		102,838,919

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	293,657	4,959,867
Annaly Capital Management, Inc.(b)	750,782	6,666,944
New Residential Investment Corp.	212,144	2,246,605
Starwood Property Trust, Inc.(b)	143,973	3,767,773

		17,641,189

Multi-line Retail — 0.5%
Dollar General Corp.	128,539	27,814,554
Dollar Tree, Inc.(a)	123,741	12,312,230
Kohl’s Corp.	82,020	4,520,122
Nordstrom, Inc.(a)(b)	59,838	2,188,276
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	35,011	2,945,475
Target Corp.(b)	267,155	64,582,050

		114,362,707

Multi-Utilities — 0.7%
Ameren Corp.	136,647	10,937,226
CenterPoint Energy, Inc.	311,934	7,648,622
CMS Energy Corp.	152,374	9,002,256
Consolidated Edison, Inc.	183,871	13,187,228
Dominion Energy, Inc.(b)	432,791	31,840,434
DTE Energy Co.	104,654	13,563,158
MDU Resources Group, Inc.	103,705	3,250,115
NiSource, Inc.	217,211	5,321,669
Public Service Enterprise Group, Inc.	270,312	16,148,439
Sempra Energy	169,454	22,449,266
WEC Energy Group, Inc.	169,529	15,079,604

		148,428,017

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.(b)	194,309	2,018,871
APA Corp.	203,701	4,406,053
Cabot Oil & Gas Corp.	210,251	3,670,982
Cheniere Energy, Inc.(a)	127,768	11,082,596
Chevron Corp.	1,039,643	108,892,208
Cimarex Energy Co.	50,779	3,678,939
ConocoPhillips(b)	725,408	44,177,347
Continental Resources, Inc.(b)	33,740	1,283,132
Devon Energy Corp.(b)	361,952	10,565,379
Diamondback Energy, Inc.(b)	98,604	9,257,930
EOG Resources, Inc.	312,375	26,064,570
EQT Corp.(a)(b)	155,007	3,450,456
Exxon Mobil Corp.	2,275,814	143,558,347
Hess Corp.	147,998	12,923,185
HollyFrontier Corp.	84,830	2,790,907

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	1,043,559	$19,024,081
Marathon Oil Corp.	426,004	5,802,174
Marathon Petroleum Corp.	347,354	20,987,129
New Fortress Energy, Inc.(b)	14,214	538,426
Occidental Petroleum Corp.	447,113	13,981,223
ONEOK, Inc.(b)	240,219	13,365,785
Phillips 66(b)	237,294	20,364,571
Pioneer Natural Resources Co.(b)	115,888	18,834,118
Targa Resources Corp.(b)	118,788	5,280,127
Texas Pacific Land Corp.	3,158	5,051,979
Valero Energy Corp.(b)	216,965	16,940,627
Williams Cos., Inc.	659,517	17,510,176

		545,501,318

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	54,697	3,297,682

Personal Products — 0.2%
Coty, Inc., Class A(a)(b)	162,161	1,514,584
Estee Lauder Cos., Inc., Class A	123,096	39,154,376
Herbalife Nutrition Ltd.(a)(b)	57,625	3,038,566

		43,707,526

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,200,439	80,213,334
Catalent, Inc.(a)	86,550	9,357,786
Elanco Animal Health, Inc.(a)(b)	234,105	8,121,102
Eli Lilly & Co.(b)	455,515	104,549,803
Jazz Pharmaceuticals PLC(a)	31,786	5,646,465
Johnson & Johnson	1,415,939	233,261,791
Merck & Co., Inc.	1,361,440	105,879,189
Nektar Therapeutics(a)(b)	90,298	1,549,514
Organon & Co.(a)	135,789	4,108,975
Perrigo Co. PLC	71,340	3,270,939
Pfizer, Inc.	3,000,049	117,481,919
Royalty Pharma PLC, Class A	175,855	7,208,296
Viatris, Inc.	646,422	9,237,370
Zoetis, Inc.	255,128	47,545,654

		737,432,137

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	70,717	6,023,674
CACI International, Inc., Class A(a)(b)	12,404	3,164,508
Clarivate PLC(a)	221,167	6,088,728
CoStar Group, Inc.(a)	209,240	17,329,257
Dun & Bradstreet Holdings, Inc.(a)(b)	81,354	1,738,535
Equifax, Inc.	65,199	15,615,812
FTI Consulting, Inc.(a)	18,977	2,592,448
IHS Markit Ltd.	200,455	22,583,260
Jacobs Engineering Group, Inc.(b)	69,418	9,261,750
Leidos Holdings, Inc.	74,833	7,565,616
ManpowerGroup, Inc.	29,146	3,465,751
Nielsen Holdings PLC	190,661	4,703,607
Robert Half International, Inc.	58,497	5,204,478
Science Applications International Corp.	30,168	2,646,639
TransUnion	101,018	11,092,787
Verisk Analytics, Inc.	85,509	14,940,132

		134,016,982

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	179,872	15,420,427
Howard Hughes Corp.	21,016	2,048,219

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	27,606	$5,395,869
Opendoor Technologies Inc.(b)	186,078	3,299,163

		26,163,678

Road & Rail — 1.1%
AMERCO	4,991	2,941,695
CSX Corp.(b)	1,216,740	39,033,019
JB Hunt Transport Services, Inc.(b)	44,662	7,277,673
Kansas City Southern	48,640	13,783,117
Knight-Swift Transportation Holdings, Inc.	86,287	3,922,607
Landstar System, Inc.(b)	20,169	3,187,105
Lyft, Inc., Class A(a)(b)	150,524	9,103,692
Norfolk Southern Corp.	134,161	35,607,671
Old Dominion Freight Line, Inc.	54,878	13,928,036
Ryder System, Inc.	26,032	1,934,959
Schneider National, Inc., Class B(b)	30,004	653,187
TuSimple Holdings, Inc., Class A(a)(b)	19,234	1,370,230
Uber Technologies, Inc.(a)	866,974	43,452,737
Union Pacific Corp.	356,985	78,511,711

		254,707,439

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(a)(b)	650,319	61,084,464
Allegro MicroSystems, Inc.(a)	35,466	982,408
Analog Devices, Inc.(b)	197,568	34,013,307
Applied Materials, Inc.	491,940	70,052,256
Broadcom, Inc.(b)	214,521	102,292,194
Brooks Automation, Inc.	39,284	3,742,980
Cirrus Logic, Inc.(a)	31,220	2,657,446
Cree, Inc.(a)(b)	63,460	6,214,638
Enphase Energy, Inc.(a)	70,794	12,999,902
Entegris, Inc.(b)	74,686	9,184,137
First Solar, Inc.(a)	56,884	5,148,571
Intel Corp.	2,172,150	121,944,501
KLA Corp.	82,356	26,700,639
Lam Research Corp.	76,541	49,805,229
Marvell Technology, Inc.(b)	433,503	25,286,230
Maxim Integrated Products, Inc.	145,180	15,296,165
Microchip Technology, Inc.(b)	133,424	19,978,910
Micron Technology, Inc.(a)	603,892	51,318,742
MKS Instruments, Inc.	30,243	5,381,742
Monolithic Power Systems, Inc.	24,020	8,970,269
NVIDIA Corp.	321,421	257,168,942
NXP Semiconductors NV(b)	148,047	30,456,229
ON Semiconductor Corp.(a)	222,318	8,510,333
Qorvo, Inc.(a)	59,613	11,663,283
Qualcomm, Inc.	606,208	86,645,309
Skyworks Solutions, Inc.	88,459	16,962,013
Teradyne, Inc.	87,720	11,750,971
Texas Instruments, Inc.	496,243	95,427,529
Universal Display Corp.(b)	23,204	5,158,945
Xilinx, Inc.	130,752	18,911,969

		1,175,710,253

Software — 9.7%
Adobe, Inc.(a)	256,579	150,262,926
Alteryx, Inc., Class A(a)(b)	31,822	2,737,328
Anaplan, Inc.(a)	72,552	3,867,022
ANSYS, Inc.(a)	47,014	16,316,679
Aspen Technology, Inc.(a)	35,764	4,918,981
Atlassian Corp. PLC, Class A(a)	70,421	18,088,338
Autodesk, Inc.(a)	117,845	34,398,955
Avalara, Inc.(a)	45,792	7,409,146

Security	Shares	Value

Software (continued)
Bentley Systems, Inc., Class B	72,359	$4,687,416
Bill.Com Holdings, Inc.(a)	41,844	7,664,984
Black Knight, Inc.(a)	80,009	6,239,102
C3.AI, Inc., Class A(a)	9,348	584,530
Cadence Design Systems, Inc.(a)	147,549	20,187,654
CDK Global, Inc.(b)	62,125	3,086,991
Ceridian HCM Holding, Inc.(a)	69,321	6,649,270
Citrix Systems, Inc.	67,374	7,900,949
Cloudflare, Inc., Class A(a)(b)	134,920	14,279,933
Coupa Software, Inc.(a)(b)	39,935	10,467,363
Crowdstrike Holdings, Inc., Class A(a)	86,523	21,744,095
Datadog, Inc., Class A(a)	121,657	12,662,061
Datto Holding Corp.(a)(b)	16,238	452,066
DocuSign, Inc.(a)	102,407	28,629,925
Dolby Laboratories, Inc., Class A	35,426	3,482,022
DoubleVerify Holdings, Inc.(a)(b)	10,690	452,615
Dropbox, Inc., Class A(a)	163,598	4,958,655
Duck Creek Technologies, Inc.(a)(b)	40,103	1,744,882
Dynatrace, Inc.(a)	102,239	5,972,802
Elastic NV(a)	36,898	5,378,252
Everbridge, Inc.(a)(b)	20,541	2,795,219
Fair Isaac Corp.(a)	14,730	7,404,476
FireEye, Inc.(a)	131,159	2,652,035
Five9, Inc.(a)	35,842	6,573,064
Fortinet, Inc.(a)	72,273	17,214,706
Guidewire Software, Inc.(a)	46,785	5,273,605
HubSpot, Inc.(a)	23,922	13,939,828
Intuit, Inc.	136,848	67,078,784
Jamf Holding Corp.(a)(b)	23,561	790,943
Manhattan Associates, Inc.(a)	33,911	4,911,669
McAfee Corp., Class A(b)	24,533	687,415
Medallia, Inc.(a)	55,321	1,867,084
Microsoft Corp.	4,050,102	1,097,172,632
nCino Inc.(a)(b)	26,034	1,559,957
New Relic, Inc.(a)	31,766	2,127,369
NortonLifeLock, Inc.	296,659	8,075,058
Nuance Communications, Inc.(a)	148,930	8,107,749
Nutanix, Inc., Class A(a)	100,784	3,851,964
Oracle Corp.	935,475	72,817,374
Palantir Technologies, Inc., Class A(a)(b)	872,144	22,989,716
Palo Alto Networks, Inc.(a)	50,961	18,909,079
Paycom Software, Inc.(a)(b)	27,218	9,892,926
Paylocity Holding Corp.(a)(b)	20,139	3,842,521
Pegasystems, Inc.(b)	21,225	2,954,308
Proofpoint, Inc.(a)	31,793	5,524,352
PTC, Inc.(a)	55,233	7,802,214
RingCentral, Inc., Class A(a)	43,382	12,605,942
salesforce.com, Inc.(a)	476,231	116,328,946
ServiceNow, Inc.(a)	105,586	58,024,786
Slack Technologies, Inc., Class A(a)	261,890	11,601,727
Smartsheet, Inc., Class A(a)	64,552	4,668,401
SolarWinds Corp.(a)(b)	28,404	479,744
Splunk, Inc.(a)(b)	89,148	12,889,018
SS&C Technologies Holdings, Inc.(b)	117,928	8,497,892
Synopsys, Inc.(a)	80,932	22,320,236
Teradata Corp.(a)	57,517	2,874,124
Trade Desk, Inc., Class A(a)	233,024	18,026,737
Tyler Technologies, Inc.(a)	21,887	9,901,022
Unity Software, Inc.(a)(b)	78,985	8,674,923
VMware, Inc., Class A(a)(b)	43,549	6,966,533
Workday, Inc., Class A(a)(b)	99,166	23,674,891

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zendesk, Inc.(a)	62,759	$9,058,634
Zoom Video Communications, Inc., Class A(a)	114,677	44,383,439
Zscaler, Inc.(a)(b)	41,491	8,964,545

		2,181,982,529

Specialty Retail — 2.3%
Advance Auto Parts, Inc.(b)	34,412	7,059,278
AutoNation, Inc.(a)(b)	26,237	2,487,530
AutoZone, Inc.(a)(b)	11,818	17,635,056
Best Buy Co., Inc.	134,231	15,433,880
Burlington Stores, Inc.(a)(b)	36,161	11,643,480
CarMax, Inc.(a)(b)	87,271	11,271,050
Carvana Co.(a)	41,394	12,493,537
Dick’s Sporting Goods, Inc.(b)	32,815	3,287,735
Five Below, Inc.(a)	30,030	5,803,898
Floor & Decor Holdings, Inc., Class A(a)	54,620	5,773,334
Foot Locker, Inc.(b)	48,169	2,968,655
GameStop Corp., Class A(a)(b)	31,754	6,799,802
Gap, Inc.(b)	103,373	3,478,501
Home Depot, Inc.	577,900	184,286,531
L Brands, Inc.	128,194	9,237,660
Leslie’s Inc.(a)(b)	61,455	1,689,398
Lithia Motors, Inc.	15,527	5,335,698
Lowe’s Cos., Inc.	385,665	74,807,440
O’Reilly Automotive, Inc.(a)	37,035	20,969,587
Penske Automotive Group, Inc.(b)	15,197	1,147,222
Petco Health & Wellness Co., Inc.(a)(b)	49,775	1,115,458
RH(a)	9,209	6,252,911
Ross Stores, Inc.	187,502	23,250,248
TJX Cos., Inc.	650,714	43,871,138
Tractor Supply Co.(b)	61,997	11,535,162
Ulta Beauty, Inc.(a)(b)	28,519	9,861,015
Vroom Inc.(a)(b)	57,305	2,398,787
Williams-Sonoma, Inc.(b)	40,106	6,402,923

		508,296,914

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	8,437,421	1,155,589,180
Dell Technologies, Inc., Class C(a)	147,904	14,741,592
Hewlett Packard Enterprise Co.(b)	686,468	10,008,704
HP, Inc.(b)	669,726	20,219,028
NCR Corp.(a)	72,634	3,312,837
NetApp, Inc.(b)	118,773	9,718,007
Pure Storage, Inc., Class A(a)	137,255	2,680,590
Western Digital Corp.(a)	164,826	11,730,666
Xerox Holdings Corp.	77,484	1,820,099

		1,229,820,703

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	76,736	4,388,532
Carter’s, Inc.(b)	22,980	2,370,847
Columbia Sportswear Co.(b)	21,427	2,107,560
Deckers Outdoor Corp.(a)	14,966	5,747,992
Hanesbrands, Inc.(b)	186,783	3,487,239
Lululemon Athletica, Inc.(a)	61,067	22,287,623
NIKE, Inc., Class B	665,793	102,858,360
PVH Corp.(a)	37,356	4,019,132
Ralph Lauren Corp.	25,251	2,974,820
Skechers USA, Inc., Class A(a)	74,526	3,713,630
Tapestry, Inc.(a)	154,787	6,730,139
Under Armour, Inc., Class A(a)(b)	103,529	2,189,638
Under Armour, Inc., Class C(a)	98,963	1,837,743
VF Corp.	173,258	14,214,086

		178,927,341

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	181,135	$2,463,436
New York Community Bancorp, Inc.(b)	247,647	2,729,070
Rocket Cos., Inc., Class A(b)	66,116	1,279,345
TFS Financial Corp.	20,191	409,877
UWM Holdings Corp.(b)	48,240	407,628

		7,289,356

Tobacco — 0.6%
Altria Group, Inc.	994,981	47,440,694
Philip Morris International, Inc.	836,792	82,934,455

		130,375,149

Trading Companies & Distributors — 0.2%
Air Lease Corp.	63,562	2,653,078
Fastenal Co.(b)	309,958	16,117,816
MSC Industrial Direct Co., Inc., Class A(b)	22,104	1,983,392
SiteOne Landscape Supply, Inc.(a)	23,653	4,003,507
United Rentals, Inc.(a)	38,460	12,269,124
Univar Solutions, Inc.(a)	100,423	2,448,313
W.W. Grainger, Inc.	24,944	10,925,472
Watsco, Inc.	17,346	4,972,057

		55,372,759

Water Utilities — 0.1%
American Water Works Co., Inc.	97,079	14,962,786
Essential Utilities, Inc.(b)	116,904	5,342,513

		20,305,299

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)	316,549	45,845,792

Total Common Stocks — 98.4% (Cost: $12,389,424,935)		22,135,304,903

Investment Companies

Equity Funds — 0.8%
iShares Russell 1000 ETF(b)(c)	719,257	174,117,735

Total Investment Companies — 0.8% (Cost: $138,347,674)		174,117,735

Total Long-Term Investments — 99.2% (Cost: $12,527,772,609)		22,309,422,638

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)(e)	771,146,281	771,608,969
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	185,484,631	185,484,631

Total Short-Term Securities — 4.2% (Cost: $956,652,262)		957,093,600

Total Investments — 103.4% (Cost: $13,484,424,871)		23,266,516,238

Liabilities in Excess of Other Assets — (3.4)%		(774,235,532)

Net Assets — 100.0%		$22,492,280,706

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,048,530,631	$—	$(276,951,579	)(a)	$157,592	$(127,675)	$771,608,969	771,146,281	$1,182,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	201,900,891	—	(16,416,260	)(a)	—	—	185,484,631	185,484,631	14,100		—
BlackRock, Inc.	57,024,749	1,577,370	(3,590,969)		662,681	11,536,114	67,209,945	76,814	658,115		—
iShares Russell 1000 ETF	132,927,058	601,662,223	(574,516,828)		(3,315,991)	17,361,273	174,117,735	719,257	745,937		—

					$(2,495,718)	$28,769,712	$1,198,421,280		$2,601,131		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	800	09/17/21	$ 171,544	$2,070,407
S&P MidCap 400 E-Mini Index	47	09/17/21	12,654	(101,549)

				$1,968,858

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,070,407	$—	$—	$—	$2,070,407

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$101,549	$—	$—	$—	$101,549

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Large Cap Index Master Portfolio

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$18,022,789	$—	$—	$—	$18,022,789

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$284,398	$—	$—	$—	$284,398

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$166,367,635

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$22,135,304,903	$—	$—	$22,135,304,903
Investment Companies	174,117,735	—	—	174,117,735
Short-Term Securities
Money Market Funds	957,093,600	—	—	957,093,600

	$23,266,516,238	$—	$—	$23,266,516,238

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,070,407	$—	$—	$2,070,407
Liabilities
Equity Contracts	(101,549)	—	—	(101,549)

	$1,968,858	$—	$—	$1,968,858

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Statement of Assets and Liabilities (unaudited)

June 30, 2021

Large Cap Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$22,068,094,958
Investments, at value — affiliated(c)	1,198,421,280
Cash	17,290
Cash pledged for futures contracts	10,115,100
Receivables:
Investments sold	5,918,827
Securities lending income — affiliated	193,095
Dividends — unaffiliated	12,936,777
Dividends — affiliated	913
Variation margin on futures contracts	301,896
Prepaid expenses	64,393

Total assets	23,296,064,529

LIABILITIES
Collateral on securities loaned, at value	772,970,299
Payables:
Withdrawals to investors	30,031,003
Investment advisory fees	526,547
Trustees’ and Officer’s fees	67,116
Other accrued expenses	188,858

Total liabilities	803,783,823

NET ASSETS	$22,492,280,706

NET ASSETS CONSIST OF
Investors’ capital	$12,708,220,481
Net unrealized appreciation (depreciation)	9,784,060,225

NET ASSETS	$22,492,280,706

(a) Investments, at cost — unaffiliated	$12,357,607,360
(b) Securities loaned, at value	$756,158,103
(c) Investments, at cost — affiliated	$1,126,817,511

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

Large Cap Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$138,911,192
Dividends — affiliated	1,418,152
Securities lending income — affiliated — net	1,182,979
Foreign taxes withheld	(4,101)

Total investment income	141,508,222

EXPENSES
Investment advisory	3,109,650
Trustees and Officer	121,712
Custodian	117,834
Professional	33,125
Printing and postage	6,180
Miscellaneous	79,053

Total expenses	3,467,554
Less:
Fees waived and/or reimbursed by the Manager	(86,720)

Total expenses after fees waived and/or reimbursed	3,380,834

Net investment income	138,127,388

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	40,150,320
Investments — affiliated	(2,495,718)
Futures contracts	18,022,789

55,677,391

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,677,090,114
Investments — affiliated	28,769,712
Futures contracts	284,398

2,706,144,224

Net realized and unrealized gain	2,761,821,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,899,949,003

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$138,127,388	$282,019,299
Net realized gain (loss)	55,677,391	(178,775,993)
Net change in unrealized appreciation (depreciation)	2,706,144,224	3,322,308,344

Net increase in net assets resulting from operations	2,899,949,003	3,425,551,650

CAPITAL TRANSACTIONS
Proceeds from contributions	1,644,021,454	3,317,046,361
Value of withdrawals	(1,384,275,468)	(2,551,746,165)

Net increase in net assets derived from capital transactions	259,745,986	765,300,196

NET ASSETS
Total increase in net assets	3,159,694,989	4,190,851,846
Beginning of period	19,332,585,717	15,141,733,871

End of period	$22,492,280,706	$19,332,585,717

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

		Large Cap Index Master Portfolio

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Total Return

Total return	14.94	%(a)	20.89%	31.33%	(4.81)%	21.65%	11.97%

Ratios to Average Net Assets

Total expenses	0.03	%(b)	0.04%	0.03%	0.04%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(b)	0.03%	0.03%	0.03%	0.04%	0.04%

Net investment income	1.33	%(b)	1.76%	1.92%	1.97%	1.92%	2.11%

Supplemental Data

Net assets, end of period (000)	$22,492,281		$19,332,586	$15,141,734	$10,279,955	$6,697,020	$3,967,557

Portfolio turnover rate		8%	14%	10%	12%	12%	13%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount

Barclays Bank PLC	$71,243,302	$(71,243,302)	$—
Barclays Capital, Inc.	7,695,737	(7,695,737)	—
BMO Capital Markets	304,380	(304,380)	—
BNP Paribas Prime Brokerage International Ltd.	92,724,391	(92,724,391)	—
BNP Paribas Securities Corp.	28,515,830	(28,515,830)	—
BofA Securities, Inc.	70,794,424	(70,794,424)	—
Citadel Clearing LLC	285,808	(285,808)	—
Credit Suisse Securities (USA) LLC	12,721,895	(12,721,895)	—
Deutsche Bank Securities, Inc.	606,794	(606,794)	—
Goldman Sachs & Co.	102,286,435	(102,286,435)	—
HSBC Bank PLC	19,704,687	(19,704,687)	—
ING Financial Markets LLC	1,127,586	(1,127,586)	—
J.P. Morgan Securities LLC	108,178,525	(108,178,525)	—
Jefferies LLC	4,331,310	(4,331,310)	—
Morgan Stanley & Co. LLC	53,967,590	(53,967,590)	—
Nomura Securities International, Inc.	76,050	(76,050)	—
RBC Capital Markets LLC	2,048,123	(2,048,123)	—
Scotia Capital (USA), Inc.	5,809,370	(5,809,370)	—
SG Americas Securities LLC	55,812,421	(55,812,421)	—
State Street Bank & Trust Company	9,583,681	(9,583,681)	—
TD Prime Services LLC	3,944,320	(3,944,320)	—
UBS AG	38,217,241	(38,217,241)	—
UBS Securities LLC	29,199,845	(29,199,845)	—
Virtu Americas LLC	18,147,691	(18,147,691)	—
Wells Fargo Bank, National Association	809,749	(809,749)	—
Wells Fargo Securities LLC	18,020,918	(18,020,918)	—

	$756,158,103	$(756,158,103)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $62,996.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the Manager waived $23,724 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 77% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $486,619 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$349,415,431	$369,491,966	$(21,340,569)

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $1,896,201,173 and $1,565,599,191, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio.	$13,848,067,776	$9,963,021,003	$(542,603,683)	$9,420,417,320

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

BFA uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Large Cap Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	41

Disclosure of Investment Advisory Agreement (continued)

waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	43

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-06/21-SAR

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

🌑	iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2021	iShares S&P 500 Index Fund

Investment Objective

iShares S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (the “S&P 500® Index”).

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund’s Institutional Shares returned 15.18%, Service Shares returned 15.11%, Investor A Shares returned 15.03%, Class G Shares returned 15.23%, Class K Shares returned 15.22%, and Investor P Shares returned 15.03%. The benchmark S&P 500® Index returned 15.25% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Following the strong end to 2020, favorable market conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the COVID-19 vaccine rollout, optimism continued to rise for strong economic growth in the first quarter of 2021. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the quarter.

All Global Industry Classification Standard (“GICS”) sectors within the S&P 500® Index posted positive returns over first quarter of 2021. Energy and financials sectors were the best performers over the first quarter. Having performed relatively poorly in 2020, these sectors were supported by the market optimism about a sustained opening of the economy. Market conditions supported the outperformance of financials, while the energy sector rallied as oil prices increased due to a surge in demand while OPEC left production levels unchanged and the Suez Canal blockage raised concern about the delivery of oil. On the other hand, information technology and consumer staples lagged other GICS sectors within the U.S. market, albeit still posting positive returns. Those sectors were among the top performers during the COVID-19 pandemic.

Over the second quarter of 2021, the U.S. equity market rallied as the COVID-19 vaccination campaign continued to accelerate, and as more signs emerged for a sooner-than-expected economic activity restart. The U.S. Consumer Price Index (a measure of the average change overtime in the prices paid by consumers for a market basket of consumer goods and services) increased by more than 4% (over the one-year period as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May 2021. In June 2021, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending. The domestic markets continued climbing in June, as Fed commentary eased investors’ worries about the potential for tightening monetary policy too quickly. Furthermore, U.S. economic data over the second quarter of 2021 was generally very strong.

From a sector perspective, nearly all GICS sectors within the S&P 500® Index finished the six-month period in positive territory. Real estate (+13.09%), information technology (+11.56%), and energy (+11.30%) were among the best performers, while utilities (-0.41%), consumer staples (+3.83%), and industrials (+4.48%) were among the lowest performers.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of June 30, 2021 (continued)	iShares S&P 500 Index Fund

Performance Summary for the Period Ended June 30, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	15.18%	40.60%	N/A	17.54%	N/A	14.69%	N/A
Service	15.11	40.45	N/A	17.40	N/A	14.56	N/A
Investor A	15.03	40.26	N/A	17.25	N/A	14.41	N/A
Investor P	15.03	40.26	32.90%	17.25	15.99%	14.41	13.80%
Class G	15.23	40.73	N/A	17.63	N/A	14.78	N/A
Class K	15.22	40.71	N/A	17.62	N/A	14.77	N/A

S&P 500® Index(c)	15.25	40.79	N/A	17.65	N/A	14.84	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. Under normal circumstances, the Master Portfolio invests at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, in securities comprised of the S&P 500® Index.

(c)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,151.80	$ 0.53		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%
Service	1,000.00	1,151.10	1.17		1,000.00	1,023.70	1.10		0.22
Investor A	1,000.00	1,150.30	1.87		1,000.00	1,023.06	1.76		0.35
Investor P	1,000.00	1,150.30	1.87		1,000.00	1,023.06	1.76		0.35
Class G	1,000.00	1,152.30	0.05		1,000.00	1,024.74	0.05		0.01
Class K	1,000.00	1,152.20	0.16		1,000.00	1,024.65	0.15		0.03

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares S&P 500 Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund. Institutional Shares performance shown prior to the Institutional Shares inception date of April 10, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are only available to certain eligible investors. Service Shares performance shown prior to the Service Shares inception date of April 19, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Service Shares fees.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of April 10, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Class G Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to investors on eligible platforms. Class G Shares performance shown prior to the Class G Shares inception date of July 1, 2019 is that of Class K Shares (which have no distribution or service fees).

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Derivative Financial Instruments	iShares S&P 500 Index Fund

The S&P 500 Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	7

Statement of Assets and Liabilities (unaudited)

June 30, 2021

iShares S&P 500 Index Fund

ASSETS
Investments, at value — Master Portfolio	$30,620,691,535
Receivables:
Capital shares sold	82,695,654
Withdrawals from the Master Portfolio	11,189,836

Total assets	30,714,577,025

LIABILITIES
Payables:
Administration fees	891,268
Capital shares redeemed	93,885,490
Income dividend distributions	26,269,496
Professional fees	6,994
Service and distribution fees	970,198

Total liabilities	122,023,446

NET ASSETS	$30,592,553,579

NET ASSETS CONSIST OF
Paid-in capital	$14,289,142,716
Accumulated earnings	16,303,410,863

NET ASSETS	$30,592,553,579

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Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2021

iShares S&P 500 Index Fund

NET ASSET VALUE
Institutional
Net assets	$4,505,189,760

Shares outstanding	8,864,673

Net asset value	$508.22

Shares authorized	Unlimited

Par value	No par value

Service
Net assets	$696,099,352

Shares outstanding	1,369,882

Net asset value	$508.15

Shares authorized	Unlimited

Par value	No par value

Investor A
Net assets	$2,789,108,663

Shares outstanding	5,488,961

Net asset value	$508.13

Shares authorized	Unlimited

Par value	No par value

Investor P
Net assets	$1,535,739,057

Shares outstanding	3,024,985

Net asset value	$507.68

Shares authorized	Unlimited

Par value	No par value

Class G
Net assets	$9,158,711,396

Shares outstanding	18,017,683

Net asset value	$508.32

Shares authorized	Unlimited

Par value	No par value

Class K
Net assets	$11,907,705,351

Shares outstanding	23,425,158

Net asset value	$508.33

Shares authorized	Unlimited

Par value	No par value

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

iShares S&P 500 Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$201,061,696
Dividends — affiliated	2,252,992
Securities lending income — affiliated — net	297,688
Foreign taxes withheld	(1,029,926)
Expenses	(1,591,285)
Fees waived	276,535

Total investment income	201,267,700

FUND EXPENSES
Service — class specific	5,640,402
Administration — class specific	5,147,571
Professional	7,000
Miscellaneous	5,827

Total expenses	10,800,800
Less:
Fees waived and/or reimbursed by the Administrator	(7,000)

Total expenses after fees waived and/or reimbursed	10,793,800

Net investment income	190,473,900

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	84,690,256
Investments — affiliated	575,022
Futures contracts	34,604,118

119,869,396

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,668,211,953
Investments — affiliated	41,264,831
Futures contracts	(235,321)

3,709,241,463

Net realized and unrealized gain	3,829,110,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,019,584,759

See notes to financial statements.

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Statements of Changes in Net Assets (unaudited)

	iShares S&P 500 Index Fund

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$190,473,900	$395,878,062
Net realized gain (loss)	119,869,396	(27,962,320)
Net change in unrealized appreciation (depreciation)	3,709,241,463	3,845,897,135

Net increase in net assets resulting from operations	4,019,584,759	4,213,812,877

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(28,879,961)	(67,939,601)
Service	(4,008,166)	(7,162,650)
Investor A	(14,747,450)	(39,328,960)
Investor P	(8,013,606)	(19,660,719)
Class G	(60,828,692)	(119,641,388)
Class K	(79,028,371)	(171,640,338)

Decrease in net assets resulting from distributions to shareholders	(195,506,246)	(425,373,656)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	335,374,140	142,708,268

NET ASSETS
Total increase in net assets	4,159,452,653	3,931,147,489
Beginning of period	26,433,100,926	22,501,953,437

End of period	$30,592,553,579	$26,433,100,926

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund

	Institutional

	Six Months Ended 06/30/21		Year Ended December 31,

	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$444.18		$382.63	$297.40	$318.31	$267.04	$244.52

Net investment income(a)	3.15		6.59	6.46	6.03	5.42	5.13
Net realized and unrealized gain (loss)	64.12		62.05	86.13	(19.72)	52.02	23.55

Net increase (decrease) from investment operations	67.27		68.64	92.59	(13.69)	57.44	28.68

Distributions(b)
From net investment income		(3.23)	(6.60)	(7.36)	(5.82)	(5.32)	(5.08)
From net realized gain	—		(0.49)	—	(1.40)	(0.85)	(1.08)

Total distributions		(3.23)	(7.09)	(7.36)	(7.22)	(6.17)	(6.16)

Net asset value, end of period	$508.22		$444.18	$382.63	$297.40	$318.31	$267.04

Total Return(c)
Based on net asset value	15.18	%(d)	18.34%	31.35%	(4.45)%	21.68%	11.84%

Ratios to Average Net Assets(e)(f)
Total expenses	0.10	%(g)	0.10%	0.10%	0.11%	0.11%	0.11%

Total expenses after fees waived and/or reimbursed	0.10	%(g)	0.10%	0.10%	0.11%	0.11%	0.11%

Net investment income	1.34	%(g)	1.73%	1.87%	1.84%	1.86%	2.04%

Supplemental Data
Net assets, end of period (000)	$4,505,190		$4,143,093	$3,950,956	$3,660,724	$3,596,342	$4,290,475

Portfolio turnover rate of the Master Portfolio		2%	5%	3%	12%	11%	4%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Annualized.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Service

	Six Months Ended 06/30/21		Year Ended December 31,

	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$444.13		$382.60	$297.38	$318.29	$267.02	$244.52

Net investment income(a)	2.87		6.10	6.06	5.64	5.08	4.80
Net realized and unrealized gain (loss)	64.11		62.12	86.10	(19.73)	52.00	23.56

Net increase (decrease) from investment operations	66.98		68.22	92.16	(14.09)	57.08	28.36

Distributions(b)
From net investment income		(2.96)	(6.20)	(6.94)	(5.42)	(4.96)	(4.78)
From net realized gain	—		(0.49)	—	(1.40)	(0.85)	(1.08)

Total distributions		(2.96)	(6.69)	(6.94)	(6.82)	(5.81)	(5.86)

Net asset value, end of period	$508.15		$444.13	$382.60	$297.38	$318.29	$267.02

Total Return(c)
Based on net asset value	15.11	%(d)	18.21%	31.20%	(4.57)%	21.54%	11.71%

Ratios to Average Net Assets(e)(f)
Total expenses	0.22	%(g)	0.22%	0.22%	0.23%	0.23%	0.23%

Total expenses after fees waived and/or reimbursed	0.22	%(g)	0.22%	0.22%	0.23%	0.23%	0.23%

Net investment income	1.22	%(g)	1.58%	1.75%	1.72%	1.74%	1.91%

Supplemental Data
Net assets, end of period (000)	$696,099		$584,228	$334,402	$318,651	$319,504	$332,292

Portfolio turnover rate of the Master Portfolio		2%	5%	3%	12%	11%	4%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor A

	Six Months Ended 06/30/21		Year Ended December 31,

	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$444.11		$382.52	$297.33	$318.23	$266.99	$244.52

Net investment income(a)	2.57		5.66	5.61	5.22	4.71	4.49
Net realized and unrealized gain (loss)	64.08		62.03	86.07	(19.72)	51.97	23.53

Net increase (decrease) from investment operations	66.65		67.69	91.68	(14.50)	56.68	28.02

Distributions(b)
From net investment income		(2.63)	(5.61)	(6.49)	(5.00)	(4.59)	(4.47)
From net realized gain	—		(0.49)	—	(1.40)	(0.85)	(1.08)

Total distributions		(2.63)	(6.10)	(6.49)	(6.40)	(5.44)	(5.55)

Net asset value, end of period	$508.13		$444.11	$382.52	$297.33	$318.23	$266.99

Total Return(c)
Based on net asset value	15.03	%(d)	18.04%	31.02%	(4.68)%	21.38%	11.56%

Ratios to Average Net Assets(e)(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.36%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.35%	0.35%	0.36%	0.36%	0.36%

Net investment income	1.09	%(g)	1.49%	1.62%	1.60%	1.61%	1.79%

Supplemental Data
Net assets, end of period (000)	$2,789,109		$2,579,349	$2,667,724	$2,160,098	$2,271,969	$1,774,331

Portfolio turnover rate of the Master Portfolio		2%	5%	3%	12%	11%	4%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Annualized.

See notes to financial statements.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor P
	Six Months Ended 06/30/21		Year Ended December 31,		Period from 08/06/18	(a)

	(unaudited)		2020	2019	to 12/31/18

Net asset value, beginning of period	$443.73		$382.22	$297.10	$339.48

Net investment income(b)	2.56		5.64	5.61	2.20
Net realized and unrealized gain (loss)	64.03		62.00	86.00	(40.58)

Net increase (decrease) from investment operations	66.59		67.64	91.61	(38.38)

Distributions(c)
From net investment income		(2.64)	(5.64)	(6.49)	(2.89)
From net realized gain	—		(0.49)	—	(1.11)

Total distributions		(2.64)	(6.13)	(6.49)	(4.00)

Net asset value, end of period	$507.68		$443.73	$382.22	$297.10

Total Return(d)
Based on net asset value	15.03	%(e)	18.05%	31.02%	(11.38	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%	0.35%	0.35	%(h)

Net investment income	1.09	%(h)	1.48%	1.62%	1.68	%(h)

Supplemental Data
Net assets, end of period (000)	$1,535,739		$1,387,865	$1,278,339	$1,064,145

Portfolio turnover rate of the Master Portfolio		2%	5%	3%	12%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	15

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Class G

	Six Months Ended 06/30/21		Year Ended	Period from 07/01/19	(a)
	(unaudited)		12/31/20	to 12/31/19

Net asset value, beginning of period	$444.26		$382.71	$351.81

Net investment income(b)	3.37		6.93	3.41
Net realized and unrealized gain	64.13		62.05	31.80

Net increase from investment operations	67.50		68.98	35.21

Distributions(c)
From net investment income		(3.44)	(6.94)	(4.31)
From net realized gain	—		(0.49)	—

Total distributions		(3.44)	(7.43)	(4.31)

Net asset value, end of period	$508.32		$444.26	$382.71

Total Return(d)
Based on net asset value	15.23	%(e)	18.45%	10.07	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.01	%(h)	0.01%	0.01	%(h)

Total expenses after fees waived and/or reimbursed	0.01	%(h)	0.01%	0.01	%(h)

Net investment income	1.43	%(h)	1.82%	1.89	%(h)

Supplemental Data
Net assets, end of period (000)	$9,158,711		$7,378,823	$5,796,331

Portfolio turnover rate of the Master Portfolio		2%	5%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.

See notes to financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Class K

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$444.27		$382.72	$297.46	$318.37	$267.08	$244.56

Net investment income(a)	3.32		6.86	6.74	6.29	5.69	5.32
Net realized and unrealized gain (loss)	64.14		62.05	86.12	(19.76)	51.97	23.53

Net increase (decrease) from investment operations	67.46		68.91	92.86	(13.47)	57.66	28.85

Distributions(b)
From net investment income		(3.40)	(6.87)	(7.60)	(6.04)	(5.52)	(5.25)
From net realized gain	—		(0.49)	—	(1.40)	(0.85)	(1.08)

Total distributions		(3.40)	(7.36)	(7.60)	(7.44)	(6.37)	(6.33)

Net asset value, end of period	$508.33		$444.27	$382.72	$297.46	$318.37	$267.08

Total Return(c)
Based on net asset value	15.22	%(d)	18.42%	31.44%	(4.38)%	21.77%	11.92%

Ratios to Average Net Assets(e)(f)
Total expenses	0.03	%(g)	0.03%	0.03%	0.04%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(g)	0.03%	0.03%	0.04%	0.04%	0.04%

Net investment income	1.41	%(g)	1.80%	1.96%	1.92%	1.93%	2.11%

Supplemental Data

Net assets, end of period (000)	$11,907,705		$10,359,743	$8,471,585	$9,375,051	$6,618,222	$2,347,455

Portfolio turnover rate of the Master Portfolio		2%	5%	3%	12%	11%	4%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2021, the percentage of the Master Portfolio owned by the Fund was 98.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Class G Shares are available only to investors on eligible platforms. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Service, Investor A, Class K and Class G Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Service	Investor A	Investor P	Class G	Class K

Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor P	Class G	Class K	Total

Administration fees	$1,895,766	$190,575	$1,208,778	$650,249	$102,832	$1,099,371	$5,147,571

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees

Service	0.15%
Investor A	0.25
Investor P	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service fees borne directly by each share class of the Fund:

	Service	Investor A	Investor P	Total

Service fees — class specific	$476,439	$3,357,716	$1,806,247	$5,640,402

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $51,267.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2023. For the six months ended June 30, 2021, the amount waived was $7,000 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $23,858,276.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares S&P 500 Index Fund
Institutional
Shares sold	1,363,046	$650,483,942	3,679,496	$1,374,045,597
Shares issued in reinvestment of distributions	57,470	28,027,273	179,841	65,779,653
Shares redeemed	(1,883,299)	(889,991,446)	(4,857,713)	(1,808,867,351)

	(462,783)	$(211,480,231)	(998,376)	$(369,042,101)

Service
Shares sold	155,940	$73,700,585	738,300	$300,927,299
Shares issued in reinvestment of distributions	8,156	3,976,715	18,821	7,091,729
Shares redeemed	(109,651)	(51,872,116)	(315,706)	(122,420,332)

	54,445	$25,805,184	441,415	$185,598,696

Investor A
Shares sold and automatic conversion of shares	643,362	$303,505,276	2,442,035	$916,471,286
Shares issued in reinvestment of distributions	29,003	14,118,724	104,073	37,871,112
Shares redeemed	(991,258)	(471,786,232)	(3,712,334)	(1,436,511,775)

	(318,893)	$(154,162,232)	(1,166,226)	$(482,169,377)

Investor C1(a)
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed and automatic conversion of shares	—	—	(6,810)	(2,616,935)

	—	$—	(6,810)	$(2,616,935)

Investor P
Shares sold	97,622	$46,277,166	245,118	$90,608,518
Shares issued in reinvestment of distributions	16,460	8,012,044	53,787	19,657,110
Shares redeemed	(216,810)	(102,380,956)	(515,707)	(192,140,214)

	(102,728)	$(48,091,746)	(216,802)	$(81,874,586)

Class G
Shares sold	2,438,828	$1,158,776,961	4,554,687	$1,711,983,156
Shares issued in reinvestment of distributions	124,573	60,812,335	325,731	119,640,328
Shares redeemed	(1,154,863)	(554,565,044)	(3,416,870)	(1,310,049,547)

	1,408,538	$665,024,252	1,463,548	$521,573,937

Class K
Shares sold	3,296,255	$1,564,896,820	9,201,699	$3,392,445,782
Shares issued in reinvestment of distributions	148,240	72,337,112	426,140	156,776,764
Shares redeemed	(3,337,693)	(1,578,955,019)	(8,444,927)	(3,177,983,912)

	106,802	$58,278,913	1,182,912	$371,238,634

	685,381	$335,374,140	699,661	$142,708,268

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 Shares converted into Investor A Shares.

As of June 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Fund Name	Investor P	Class G	Total

iShares S&P 500 Index Fund	589	143	732

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information as of June 30, 2021	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	6%

Microsoft Corp.	6

Amazon.com, Inc.	4

Facebook, Inc., Class A	2

Alphabet, Inc., Class A	2

Alphabet, Inc., Class C	2

Berkshire Hathaway, Inc., Class B	2

Tesla, Inc.	1

NVIDIA Corp.	1

JPMorgan Chase & Co.	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	27%

Health Care	13

Consumer Discretionary	12

Financials	11

Communication Services	11

Industrials	8

Consumer Staples	6

Energy	3

Materials	3

Real Estate	2

Utilities	2

Investment Companies	1

Short-Term Securities	1

Liabilities in Excess of Other Assets	(—	)(b)

(a)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(b)	Rounds to less than 1% of net assets.

M A S T E R P O R T F O L I O I N F O R M A T I O N	21

Schedule of Investments (unaudited) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.(a)	466,523	$111,760,250
General Dynamics Corp.	195,312	36,769,437
Howmet Aerospace, Inc.(a)	329,069	11,343,009
Huntington Ingalls Industries, Inc.	34,143	7,195,637
L3Harris Technologies, Inc.	173,590	37,521,479
Lockheed Martin Corp.	207,565	78,532,218
Northrop Grumman Corp.	127,038	46,169,420
Raytheon Technologies Corp	1,285,787	109,690,489
Teledyne Technologies, Inc.(a)	39,987	16,747,755
Textron, Inc.(b)	195,208	13,424,454
TransDigm Group, Inc.(a)	46,584	30,153,357

		499,307,505

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	112,996	10,584,335
Expeditors International of Washington, Inc.	143,326	18,145,071
FedEx Corp.	207,169	61,804,728
United Parcel Service, Inc., Class B	613,846	127,661,553

		218,195,687

Airlines(a) — 0.3%
Alaska Air Group, Inc.	104,278	6,289,006
American Airlines Group, Inc.	546,838	11,598,434
Delta Air Lines, Inc.	542,839	23,483,215
Southwest Airlines Co.	501,286	26,613,274
United Airlines Holdings, Inc.	274,606	14,359,148

		82,343,077

Auto Components — 0.2%
Aptiv PLC(a)	229,529	36,111,797
BorgWarner, Inc.	203,548	9,880,220

		45,992,017

Automobiles(a) — 1.8%
Ford Motor Co.	3,327,396	49,445,105
General Motors Co.	1,083,384	64,103,831
Tesla, Inc.	654,027	444,542,152

		558,091,088

Banks — 4.2%
Bank of America Corp.	6,399,699	263,859,590
Citigroup, Inc.	1,754,422	124,125,357
Citizens Financial Group, Inc.	365,770	16,777,870
Comerica, Inc.	118,483	8,452,577
Fifth Third Bancorp	602,022	23,015,301
First Republic Bank	149,355	27,954,775
Huntington Bancshares, Inc.	1,237,029	17,652,404
JPMorgan Chase & Co.	2,568,984	399,579,771
KeyCorp	823,635	17,008,063
M&T Bank Corp.	109,183	15,865,382
People’s United Financial, Inc.	362,910	6,220,277
PNC Financial Services Group, Inc.	360,557	68,779,853
Regions Financial Corp.	819,317	16,533,817
SVB Financial Group(a)	46,095	25,648,641
Truist Financial Corp.	1,141,308	63,342,594
U.S. Bancorp	1,150,557	65,547,232
Wells Fargo & Co.	3,507,971	158,876,007
Zions Bancorp NA	139,023	7,348,756

		1,326,588,267

Beverages — 1.4%
Brown-Forman Corp., Class B	156,870	11,755,838
Coca-Cola Co.	3,293,213	178,195,755

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	142,194	$33,257,755
Molson Coors Beverage Co., Class B(a)	161,725	8,683,015
Monster Beverage Corp.(a)	313,996	28,683,535
PepsiCo, Inc.	1,172,527	173,733,325

		434,309,223

Biotechnology — 1.8%
AbbVie, Inc.	1,498,911	168,837,335
Alexion Pharmaceuticals, Inc.(a)	187,569	34,458,301
Amgen, Inc.	487,598	118,852,013
Biogen, Inc.(a)	127,946	44,303,861
Gilead Sciences, Inc.	1,064,363	73,292,036
Incyte Corp.(a)	157,004	13,208,747
Regeneron Pharmaceuticals, Inc.(a)	88,812	49,605,055
Vertex Pharmaceuticals, Inc.(a)	219,688	44,295,691

		546,853,039

Building Products — 0.5%
A O Smith Corp.	116,550	8,398,593
Allegion PLC	76,360	10,636,948
Carrier Global Corp.	693,231	33,691,027
Fortune Brands Home & Security, Inc.	119,282	11,881,680
Johnson Controls International PLC	606,493	41,623,615
Masco Corp.	213,495	12,576,990
Trane Technologies PLC	202,954	37,371,949

		156,180,802

Capital Markets — 3.0%
Ameriprise Financial, Inc.	97,684	24,311,594
Bank of New York Mellon Corp.	684,797	35,082,149
BlackRock, Inc.(c)	120,380	105,328,889
Cboe Global Markets, Inc.	90,101	10,726,524
Charles Schwab Corp.	1,272,857	92,676,718
CME Group, Inc.	304,747	64,813,592
Franklin Resources, Inc.	229,824	7,352,070
Goldman Sachs Group, Inc.	288,579	109,524,388
Intercontinental Exchange, Inc.	477,594	56,690,408
Invesco Ltd.	316,375	8,456,704
MarketAxess Holdings, Inc.	32,295	14,971,639
Moody’s Corp.	136,626	49,509,164
Morgan Stanley	1,260,900	115,611,921
MSCI, Inc.	69,949	37,288,413
Nasdaq, Inc.	97,481	17,137,160
Northern Trust Corp.	176,469	20,403,346
Raymond James Financial, Inc.	104,678	13,597,672
S&P Global, Inc.	204,441	83,912,808
State Street Corp.	296,562	24,401,121
T. Rowe Price Group, Inc.	193,137	38,235,332

		930,031,612

Chemicals — 1.8%
Air Products & Chemicals, Inc.	187,819	54,031,770
Albemarle Corp.	99,057	16,687,142
Celanese Corp.	95,994	14,552,690
CF Industries Holdings, Inc.	183,713	9,452,034
Corteva, Inc.	622,717	27,617,499
Dow, Inc.	633,935	40,115,407
DuPont de Nemours, Inc.	451,075	34,917,716
Eastman Chemical Co.	115,913	13,532,843
Ecolab, Inc.	211,116	43,483,563
FMC Corp.	110,266	11,930,781
International Flavors & Fragrances, Inc.	211,247	31,560,302
Linde PLC(a)	441,477	127,631,001
LyondellBasell Industries NV, Class A	218,488	22,475,861

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	291,461	$9,300,520
PPG Industries, Inc.	201,208	34,159,082
Sherwin-Williams Co.	203,970	55,571,626

		547,019,837

Commercial Services & Supplies — 0.4%
Cintas Corp.	74,889	28,607,598
Copart, Inc.(a)	178,107	23,479,846
Republic Services, Inc.	178,694	19,658,127
Rollins, Inc.	191,024	6,533,020
Waste Management, Inc.	329,581	46,177,594

		124,456,185

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	46,249	16,756,475
Cisco Systems, Inc.	3,576,402	189,549,306
F5 Networks, Inc.(a)	51,988	9,704,080
Juniper Networks, Inc.	278,138	7,607,075
Motorola Solutions, Inc.	142,665	30,936,905

		254,553,841

Construction & Engineering — 0.0%
Quanta Services, Inc.	118,529	10,735,172

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	52,614	18,510,131
Vulcan Materials Co.	112,587	19,598,019

		38,108,150

Consumer Finance — 0.7%
American Express Co.	552,198	91,239,675
Capital One Financial Corp.	384,395	59,462,063
Discover Financial Services	258,744	30,606,828
Synchrony Financial	459,026	22,271,941

		203,580,507

Containers & Packaging — 0.3%
Amcor PLC	1,308,449	14,994,826
Avery Dennison Corp.	70,445	14,810,357
Ball Corp.	278,575	22,570,146
International Paper Co.	332,451	20,382,571
Packaging Corp. of America	81,400	11,023,188
Sealed Air Corp.	133,968	7,937,604
Westrock Co.	221,545	11,790,625

		103,509,317

Distributors — 0.1%
Genuine Parts Co.	122,105	15,442,619
LKQ Corp.(a)	235,216	11,577,332
Pool Corp.	33,768	15,488,031

		42,507,982

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	1,608,498	447,033,764

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	6,059,389	174,389,215
Lumen Technologies, Inc.	831,910	11,305,657
Verizon Communications, Inc.	3,513,485	196,860,565

		382,555,437

Electric Utilities — 1.5%
Alliant Energy Corp.	212,278	11,836,621
American Electric Power Co., Inc.	424,115	35,875,888
Duke Energy Corp.	652,801	64,444,515
Edison International	326,571	18,882,335
Entergy Corp.	170,291	16,978,013

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	194,569	$11,757,805
Eversource Energy	291,484	23,388,676
Exelon Corp.	824,237	36,521,941
FirstEnergy Corp.	461,583	17,175,503
NextEra Energy, Inc.	1,664,588	121,981,009
NRG Energy, Inc.	201,183	8,107,675
Pinnacle West Capital Corp.	96,814	7,935,844
PPL Corp.	652,978	18,263,795
Southern Co.	899,607	54,435,219
Xcel Energy, Inc.	456,751	30,090,756

		477,675,595

Electrical Equipment — 0.6%
AMETEK, Inc.	196,704	26,259,984
Eaton Corp. PLC	338,232	50,119,218
Emerson Electric Co.	508,938	48,980,193
Generac Holdings, Inc.(a)	53,427	22,180,219
Rockwell Automation, Inc.	97,930	28,009,939

		175,549,553

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	504,094	34,485,070
CDW Corp.	117,995	20,607,827
Corning, Inc.	657,482	26,891,014
IPG Photonics Corp.(a)	29,995	6,322,046
Keysight Technologies, Inc.(a)	156,864	24,221,370
TE Connectivity Ltd.	280,247	37,892,197
Trimble, Inc.(a)(b)	210,161	17,197,475
Zebra Technologies Corp., Class A(a)	45,233	23,950,421

		191,567,420

Energy Equipment & Services — 0.2%
Baker Hughes Co.	617,322	14,118,154
Halliburton Co.	750,650	17,355,028
NOV, Inc.(a)	342,352	5,244,833
Schlumberger NV	1,186,701	37,986,299

		74,704,314

Entertainment — 1.9%
Activision Blizzard, Inc.	659,419	62,934,949
Electronic Arts, Inc.	242,227	34,839,510
Live Nation Entertainment, Inc.(a)	121,362	10,630,098
Netflix, Inc.(a)	376,296	198,763,310
Take-Two Interactive Software, Inc.(a)	98,152	17,374,867
Walt Disney Co.(a)	1,541,947	271,028,024

		595,570,758

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	116,416	21,180,727
American Tower Corp.	385,880	104,241,623
AvalonBay Communities, Inc.	118,476	24,724,757
Boston Properties, Inc.	119,633	13,708,746
Crown Castle International Corp.	366,780	71,558,778
Digital Realty Trust, Inc.	238,971	35,955,577
Duke Realty Corp.	320,492	15,175,296
Equinix, Inc.	76,022	61,015,257
Equity Residential	292,009	22,484,693
Essex Property Trust, Inc.	55,122	16,537,151
Extra Space Storage, Inc.	113,489	18,591,768
Federal Realty Investment Trust	61,405	7,194,824
Healthpeak Properties, Inc.	457,368	15,225,781
Host Hotels & Resorts, Inc.(a)	604,349	10,328,324
Iron Mountain, Inc.	244,276	10,337,760
Kimco Realty Corp.	361,070	7,528,310
Mid-America Apartment Communities, Inc.	97,160	16,363,687

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	627,811	$75,042,249
Public Storage	129,191	38,846,442
Realty Income Corp.	317,031	21,158,649
Regency Centers Corp.	136,212	8,727,103
SBA Communications Corp.	92,432	29,458,078
Simon Property Group, Inc.	278,809	36,378,998
UDR, Inc.	255,798	12,528,986
Ventas, Inc.	315,329	18,005,286
Vornado Realty Trust	135,460	6,321,918
Welltower, Inc.	354,331	29,444,906
Weyerhaeuser Co.	635,824	21,885,062

		769,950,736

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	375,164	148,441,140
Kroger Co.	639,691	24,506,562
Sysco Corp.	434,156	33,755,629
Walgreens Boots Alliance, Inc.	608,864	32,032,335
Walmart, Inc.	1,163,819	164,121,756

		402,857,422

Food Products — 0.9%
Archer-Daniels-Midland Co.	474,145	28,733,187
Campbell Soup Co.	172,290	7,854,701
Conagra Brands, Inc.	409,885	14,911,616
General Mills, Inc.	515,032	31,380,900
Hershey Co.	124,620	21,706,312
Hormel Foods Corp.	239,218	11,422,659
J.M. Smucker Co.	93,502	12,115,054
Kellogg Co.	213,833	13,755,877
Kraft Heinz Co.	550,155	22,435,321
Lamb Weston Holdings, Inc.	124,846	10,070,078
McCormick & Co., Inc.	211,405	18,671,290
Mondelez International, Inc., Class A	1,189,802	74,291,237
Tyson Foods, Inc., Class A	248,636	18,339,391

		285,687,623

Gas Utilities — 0.0%
Atmos Energy Corp.	110,895	10,658,118

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,507,905	174,811,427
ABIOMED, Inc.(a)	37,886	11,824,599
Align Technology, Inc.(a)	61,116	37,341,876
Baxter International, Inc.	428,225	34,472,112
Becton Dickinson and Co.	246,805	60,020,508
Boston Scientific Corp.(a)	1,205,862	51,562,659
Cooper Cos., Inc.	41,795	16,562,105
Danaher Corp.	538,741	144,576,535
DENTSPLY SIRONA, Inc.	185,620	11,742,321
DexCom, Inc.(a)(b)	82,070	35,043,890
Edwards Lifesciences Corp.(a)	527,109	54,592,679
Hologic, Inc.(a)	217,879	14,536,887
IDEXX Laboratories, Inc.(a)	72,374	45,707,800
Intuitive Surgical, Inc.(a)	100,492	92,416,463
Medtronic PLC	1,141,780	141,729,151
ResMed, Inc.	123,494	30,443,741
STERIS PLC	82,863	17,094,637
Stryker Corp.	278,164	72,247,536
Teleflex, Inc.	39,660	15,934,991

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	62,651	$22,497,974
Zimmer Biomet Holdings, Inc.	176,929	28,453,722

		1,113,613,613

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	124,418	14,244,617
Anthem, Inc.	207,785	79,332,313
Cardinal Health, Inc.	248,056	14,161,517
Centene Corp.(a)	494,540	36,066,802
Cigna Corp.	291,212	69,037,629
CVS Health Corp.	1,117,311	93,228,430
DaVita, Inc.(a)	60,955	7,340,811
HCA Healthcare, Inc.	223,035	46,110,256
Henry Schein, Inc.(a)	123,272	9,145,550
Humana, Inc.	109,488	48,472,527
Laboratory Corp. of America Holdings(a)	81,724	22,543,565
McKesson Corp.	134,345	25,692,138
Quest Diagnostics, Inc.	112,537	14,851,508
UnitedHealth Group, Inc.	800,876	320,702,785
Universal Health Services, Inc., Class B	67,089	9,823,842

		810,754,290

Health Care Technology — 0.1%
Cerner Corp.	253,016	19,775,731

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(a)	34,840	76,233,056
Caesars Entertainment, Inc.(a)(b)	177,113	18,375,474
Carnival Corp.(a)	677,484	17,858,478
Chipotle Mexican Grill, Inc.(a)	23,890	37,037,623
Darden Restaurants, Inc.	109,918	16,046,929
Domino’s Pizza, Inc.	32,746	15,275,681
Expedia Group, Inc.(a)	120,040	19,651,748
Hilton Worldwide Holdings, Inc.(a)	237,087	28,597,434
Las Vegas Sands Corp.(a)	280,132	14,760,155
Marriott International, Inc., Class A(a)	226,611	30,936,934
McDonald’s Corp.	633,244	146,273,031
MGM Resorts International	345,525	14,736,641
Norwegian Cruise Line Holdings Ltd.(a)(b)	315,188	9,269,679
Penn National Gaming, Inc.(a)(b)	123,533	9,449,039
Royal Caribbean Cruises Ltd.(a)	184,059	15,696,551
Starbucks Corp.	999,969	111,806,534
Wynn Resorts Ltd.(a)	89,689	10,968,965
Yum! Brands, Inc.	252,888	29,089,707

		622,063,659

Household Durables — 0.4%
D.R. Horton, Inc.	278,393	25,158,375
Garmin Ltd.	127,190	18,396,761
Leggett & Platt, Inc.	117,117	6,067,832
Lennar Corp., Class A	234,025	23,250,384
Mohawk Industries, Inc.(a)	50,377	9,681,956
Newell Brands, Inc.	322,363	8,855,312
NVR, Inc.(a)	2,954	14,691,128
PulteGroup, Inc.	224,449	12,248,182
Whirlpool Corp.	53,787	11,726,642

		130,076,572

Household Products — 1.3%
Church & Dwight Co., Inc.	210,295	17,921,340
Clorox Co.	106,016	19,073,339
Colgate-Palmolive Co.	715,449	58,201,776

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	286,363	$38,309,642
Procter & Gamble Co.	2,077,703	280,344,466

		413,850,563

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	558,229	14,553,030

Industrial Conglomerates — 1.2%
3M Co.	491,943	97,714,638
General Electric Co.	7,450,028	100,277,377
Honeywell International, Inc.	589,438	129,293,225
Roper Technologies, Inc.	89,311	41,994,032

		369,279,272

Insurance — 1.8%
Aflac, Inc.	539,777	28,964,434
Allstate Corp.	254,386	33,182,110
American International Group, Inc.	728,264	34,665,366
Aon PLC, Class A	191,738	45,779,365
Arthur J. Gallagher & Co.	173,878	24,356,830
Assurant, Inc.	51,422	8,031,088
Chubb Ltd.	381,632	60,656,590
Cincinnati Financial Corp.	126,390	14,739,602
Everest Re Group Ltd.	34,513	8,697,621
Globe Life, Inc.	77,552	7,386,828
Hartford Financial Services Group, Inc.	300,917	18,647,827
Lincoln National Corp.	152,238	9,566,636
Loews Corp.	190,151	10,391,752
Marsh & McLennan Cos., Inc.	431,568	60,712,986
MetLife, Inc.	632,444	37,851,773
Principal Financial Group, Inc.	215,671	13,628,251
Progressive Corp.	496,592	48,770,300
Prudential Financial, Inc.	334,370	34,262,894
Travelers Cos., Inc.	212,497	31,812,926
Unum Group	173,973	4,940,833
W.R. Berkley Corp.	118,923	8,851,439
Willis Towers Watson PLC	108,797	25,025,486

		570,922,937

Interactive Media & Services(a) — 6.3%
Alphabet, Inc., Class A	255,230	623,218,062
Alphabet, Inc., Class C	241,655	605,664,759
Facebook, Inc., Class A	2,033,415	707,038,730
Twitter, Inc.	677,334	46,607,352

		1,982,528,903

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(a)	363,797	1,251,519,888
eBay, Inc.	549,248	38,562,702
Etsy, Inc.(a)	107,866	22,203,137

		1,312,285,727

IT Services — 5.1%
Accenture PLC, Class A	539,444	159,022,697
Akamai Technologies, Inc.(a)	137,627	16,047,308
Automatic Data Processing, Inc.	361,118	71,725,257
Broadridge Financial Solutions, Inc.	98,551	15,918,943
Cognizant Technology Solutions Corp., Class A	445,044	30,823,747
DXC Technology Co.(a)	220,706	8,594,292
Fidelity National Information Services, Inc.	526,272	74,556,954
Fiserv, Inc.(a)	505,452	54,027,764
FleetCor Technologies, Inc.(a)	69,975	17,917,799
Gartner, Inc.(a)	73,050	17,692,710
Global Payments, Inc.	250,536	46,985,522
International Business Machines Corp.	758,292	111,158,024

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates, Inc.	63,214	$10,336,121
Mastercard, Inc., Class A	742,390	271,039,165
Paychex, Inc.	272,181	29,205,021
PayPal Holdings, Inc.(a)	996,938	290,587,488
VeriSign, Inc.(a)	84,106	19,150,095
Visa, Inc., Class A	1,435,758	335,708,936
Western Union Co.	348,604	8,007,434

		1,588,505,277

Leisure Products — 0.0%
Hasbro, Inc.	109,344	10,335,195

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	257,518	38,063,736
Bio-Rad Laboratories, Inc., Class A(a)	18,020	11,610,106
Charles River Laboratories International, Inc.(a)	42,647	15,775,978
Illumina, Inc.(a)	123,903	58,632,139
IQVIA Holdings, Inc.(a)	162,654	39,414,317
Mettler-Toledo International, Inc.(a)	19,862	27,515,623
PerkinElmer, Inc.	95,779	14,789,235
Thermo Fisher Scientific, Inc.	333,545	168,263,446
Waters Corp.(a)	52,362	18,096,831

		392,161,411

Machinery — 1.6%
Caterpillar, Inc.	464,882	101,172,270
Cummins, Inc.	124,557	30,368,242
Deere & Co.	264,731	93,373,271
Dover Corp.	122,144	18,394,886
Fortive Corp.	287,291	20,035,674
IDEX Corp.	64,439	14,179,802
Illinois Tool Works, Inc.	243,949	54,537,238
Ingersoll Rand, Inc.(a)(b)	314,746	15,362,752
Otis Worldwide Corp.	342,980	28,045,475
PACCAR, Inc.	294,615	26,294,389
Parker-Hannifin Corp.	109,524	33,635,916
Pentair PLC	142,497	9,617,123
Snap-on, Inc.	45,895	10,254,320
Stanley Black & Decker, Inc.	137,053	28,094,495
Westinghouse Air Brake Technologies Corp.	150,774	12,408,700
Xylem, Inc.	152,793	18,329,048

		514,103,601

Media — 1.3%
Charter Communications, Inc., Class A(a)	116,882	84,324,519
Comcast Corp., Class A	3,890,947	221,861,798
Discovery, Inc., Class A(a)	143,129	4,391,198
Discovery, Inc., Class C(a)	254,964	7,388,857
DISH Network Corp., Class A(a)	205,755	8,600,559
Fox Corp., Class A	280,017	10,397,031
Fox Corp., Class B	133,124	4,685,965
Interpublic Group of Cos., Inc.	330,733	10,745,515
News Corp., Class A	321,091	8,274,515
News Corp., Class B	114,231	2,781,525
Omnicom Group, Inc.	180,687	14,453,153
ViacomCBS, Inc., Class B	513,933	23,229,771

		401,134,406

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,243,725	46,154,635
Newmont Corp.	679,909	43,092,632
Nucor Corp.	253,953	24,361,711

		113,608,978

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail — 0.5%
Dollar General Corp.	200,456	$43,376,674
Dollar Tree, Inc.(a)	197,468	19,648,066
Target Corp.	420,460	101,642,000

		164,666,740

Multi-Utilities — 0.7%
Ameren Corp.	216,876	17,358,755
CenterPoint Energy, Inc.	492,640	12,079,533
CMS Energy Corp.	245,651	14,513,061
Consolidated Edison, Inc.	289,441	20,758,709
Dominion Energy, Inc.	685,512	50,433,118
DTE Energy Co.	164,407	21,307,147
NiSource, Inc.	332,857	8,154,996
Public Service Enterprise Group, Inc.	429,202	25,640,527
Sempra Energy	267,386	35,423,297
WEC Energy Group, Inc.	268,346	23,869,377

		229,538,520

Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	317,469	6,866,854
Cabot Oil & Gas Corp.	344,150	6,008,859
Chevron Corp.	1,640,244	171,799,157
ConocoPhillips	1,145,190	69,742,071
Devon Energy Corp.	506,632	14,788,588
Diamondback Energy, Inc.	153,604	14,421,880
EOG Resources, Inc.	492,292	41,076,845
Exxon Mobil Corp.	3,592,810	226,634,455
Hess Corp.	230,842	20,157,123
Kinder Morgan, Inc.	1,652,789	30,130,343
Marathon Oil Corp.	684,055	9,316,829
Marathon Petroleum Corp.	553,878	33,465,309
Occidental Petroleum Corp.	712,935	22,293,477
ONEOK, Inc.	379,417	21,110,762
Phillips 66	371,596	31,890,369
Pioneer Natural Resources Co.	196,679	31,964,271
Valero Energy Corp.	346,896	27,085,640
Williams Cos., Inc.	1,030,913	27,370,740

		806,123,572

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	196,799	62,597,826

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,895,832	126,679,494
Catalent, Inc.(a)	144,561	15,629,935
Eli Lilly & Co.	675,521	155,045,580
Johnson & Johnson	2,234,842	368,167,871
Merck & Co., Inc.	2,148,841	167,115,365
Organon & Co.(a)	212,173	6,420,355
Perrigo Co. PLC	116,394	5,336,665
Pfizer, Inc.	4,750,505	186,029,776
Viatris, Inc.	1,010,311	14,437,344
Zoetis, Inc.	402,913	75,086,867

		1,119,949,252

Professional Services — 0.4%
Equifax, Inc.	103,284	24,737,551
IHS Markit Ltd.	317,917	35,816,529
Jacobs Engineering Group, Inc.	111,963	14,938,104
Leidos Holdings, Inc.	112,849	11,409,034
Nielsen Holdings PLC	301,814	7,445,751

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	95,263	$8,475,549
Verisk Analytics, Inc.	136,594	23,865,704

		126,688,222

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	284,857	24,420,791

Road & Rail — 1.0%
CSX Corp.	1,927,647	61,838,916
JB Hunt Transport Services, Inc.	71,440	11,641,148
Kansas City Southern	77,355	21,920,086
Norfolk Southern Corp.	211,973	56,259,754
Old Dominion Freight Line, Inc.	80,360	20,395,368
Union Pacific Corp.	563,982	124,036,561

		296,091,833

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.(a)(b)	1,031,132	96,854,229
Analog Devices, Inc.	313,006	53,887,113
Applied Materials, Inc.	778,777	110,897,845
Broadcom, Inc.	346,507	165,228,398
Enphase Energy, Inc.(a)	115,161	21,147,014
Intel Corp.	3,426,865	192,384,201
KLA Corp.	130,240	42,225,110
Lam Research Corp.	121,034	78,756,824
Maxim Integrated Products, Inc.(a)	227,748	23,995,529
Microchip Technology, Inc.	232,133	34,759,595
Micron Technology, Inc.(a)	951,694	80,874,956
Monolithic Power Systems, Inc.	36,500	13,630,925
NVIDIA Corp.	528,711	423,021,671
NXP Semiconductors NV	234,016	48,141,772
Qorvo, Inc.(a)	94,681	18,524,338
Qualcomm, Inc.	957,282	136,824,316
Skyworks Solutions, Inc.	140,107	26,865,517
Teradyne, Inc.	143,359	19,204,372
Texas Instruments, Inc.	783,752	150,715,510
Xilinx, Inc.(a)	208,633	30,176,677

		1,768,115,912

Software — 8.7%
Adobe, Inc.(a)	405,657	237,568,965
ANSYS, Inc.(a)	73,962	25,669,252
Autodesk, Inc.(a)	186,715	54,502,108
Cadence Design Systems, Inc.(a)	235,337	32,198,808
Citrix Systems, Inc.	103,740	12,165,590
Fortinet, Inc.(a)	114,050	27,165,570
Intuit, Inc.	231,902	113,671,403
Microsoft Corp.	6,391,701	1,731,511,801
NortonLifeLock, Inc.	492,908	13,416,956
Oracle Corp.	1,541,688	120,004,994
Paycom Software, Inc.(a)	41,939	15,243,568
PTC, Inc.(a)	88,186	12,457,154
salesforce.com, Inc.(a)(b)	785,854	191,960,557
ServiceNow, Inc.(a)(b)	167,565	92,085,346
Synopsys, Inc.(a)	129,466	35,705,428
Tyler Technologies, Inc.(a)	34,800	15,742,476

		2,731,069,976

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	55,426	11,370,090
AutoZone, Inc.(a)	18,348	27,379,253
Best Buy Co., Inc.	190,275	21,877,819
CarMax, Inc.(a)(b)	136,909	17,681,797

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap, Inc.	171,031	$5,755,193
Home Depot, Inc.	903,122	287,996,575
L Brands, Inc.	200,170	14,424,250
Lowe’s Cos., Inc.	599,905	116,363,573
O’Reilly Automotive, Inc.(a)	59,209	33,524,728
Ross Stores, Inc.	302,639	37,527,236
TJX Cos., Inc.	1,023,472	69,002,482
Tractor Supply Co.	98,685	18,361,331
Ulta Beauty, Inc.(a)	46,520	16,085,220

		677,349,547

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	13,312,302	1,823,252,882
Hewlett Packard Enterprise Co.	1,101,086	16,053,834
HP, Inc.	1,019,450	30,777,195
NetApp, Inc.	187,617	15,350,823
Seagate Technology Holdings PLC	169,845	14,934,471
Western Digital Corp.(a)	260,073	18,509,395

		1,918,878,600

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	298,358	5,570,344
NIKE, Inc., Class B	1,081,996	167,157,562
PVH Corp.(a)(b)	60,241	6,481,329
Ralph Lauren Corp.	42,619	5,020,944
Tapestry, Inc.(a)	237,843	10,341,414
Under Armour, Inc., Class A(a)	164,871	3,487,022
Under Armour, Inc., Class C(a)	169,421	3,146,148
VF Corp.	272,897	22,388,470

		223,593,233

Tobacco — 0.7%
Altria Group, Inc.	1,570,551	74,883,872
Philip Morris International, Inc.	1,322,659	131,088,733

		205,972,605

Trading Companies & Distributors — 0.2%
Fastenal Co.	487,417	25,345,684
United Rentals, Inc.(a)	61,424	19,594,870
W.W. Grainger, Inc.	37,224	16,304,112

		61,244,666

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co., Inc.	153,076	$23,593,604

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)	497,331	72,028,449

Total Common Stocks — 98.7% (Cost: $13,377,066,304)		30,827,650,561

Investment Companies

Equity Funds — 0.9%
iShares Core S&P 500 ETF(c)	673,964	289,750,603

Total Investment Companies — 0.9% (Cost: $263,931,329)		289,750,603

Total Long-Term Investments — 99.6% (Cost: $13,640,997,633)		31,117,401,164

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)(e)	106,110,636	106,174,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	109,346,349	109,346,349

Total Short-Term Securities — 0.7% (Cost: $215,495,453)		215,520,651

Total Investments — 100.3% (Cost: $13,856,493,086)		31,332,921,815

Liabilities in Excess of Other Assets — (0.3)%		(94,166,200)

Net Assets — 100.0%		$31,238,755,615

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$161,818,190	$—		$(55,647,616	)(a)	$126,341	$(122,613)	$106,174,302	106,110,636	$303,862	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	82,440,013	26,906,336	(a)	—		—	—	109,346,349	109,346,349	17,545		—
BlackRock, Inc.	87,650,514	904,689		(1,544,568)		460,288	17,857,966	105,328,889	120,380	985,451		—
iShares Core S&P 500 ETF	4,286,954	261,101,260		—		—	24,362,389	289,750,603	673,964	1,295,472		—

						$586,629	$42,097,742	$610,600,143		$2,602,330		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	579	09/17/21	$124,155	$1,383,220

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,383,220	$—	$—	$—	$1,383,220

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$35,315,328	$—	$—	$—	$35,315,328

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(237,278)	$—	$—	$—	$(237,278)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$209,863,135

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$30,827,650,561	$—	$—	$30,827,650,561
Investment Companies	289,750,603	—	—	289,750,603
Short-Term Securities
Money Market Funds	215,520,651	—	—	215,520,651

	$31,332,921,815	$—	$—	$31,332,921,815

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,383,220	$—	$—	$1,383,220

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Statement of Assets and Liabilities (unaudited)

June 30, 2021

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$30,722,321,672
Investments, at value — affiliated(c)	610,600,143
Cash	45,434
Cash pledged for futures contracts	6,432,800
Receivables:
Securities lending income — affiliated	15,773
Dividends — unaffiliated	17,531,870
Dividends — affiliated	1,357
Variation margin on futures contracts	191,042
Prepaid expenses	30,801

Total assets	31,357,170,892

LIABILITIES
Collateral on securities loaned, at value	106,014,125
Payables:
Withdrawals to investors	12,003,095
Investment advisory fees	231,471
Trustees’ fees	87,828
Professional fees	78,758

Total liabilities	118,415,277

NET ASSETS	$31,238,755,615

NET ASSETS CONSIST OF
Investors’ capital	$13,760,943,666
Net unrealized appreciation (depreciation)	17,477,811,949

NET ASSETS	$31,238,755,615

(a) Investments, at cost — unaffiliated	$13,335,823,764
(b) Securities loaned, at value	$104,968,036
(c) Investments, at cost — affiliated	$520,669,322

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$205,198,219
Dividends — affiliated	2,298,468
Securities lending income — affiliated — net	303,862
Foreign taxes withheld	(1,051,027)

Total investment income	206,749,522

EXPENSES
Investment advisory	1,439,119
Trustees	139,904
Professional	45,000

Total expenses	1,624,023
Less:
Fees waived and/or reimbursed by the Manager	(282,222)

Total expenses after fees waived and/or reimbursed	1,341,801

Net investment income	205,407,721

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	86,452,102
Investments — affiliated	586,629
Futures contracts	35,315,328

122,354,059

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,743,626,098
Investments — affiliated	42,097,742
Futures contracts	(237,278)

3,785,486,562

Net realized and unrealized gain	3,907,840,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,113,248,342

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$205,407,721	$425,673,598
Net realized gain (loss)	122,354,059	(14,465,672)
Net change in unrealized appreciation (depreciation)	3,785,486,562	3,910,413,153

Net increase in net assets resulting from operations	4,113,248,342	4,321,621,079

CAPITAL TRANSACTIONS
Proceeds from contributions	3,874,728,557	7,849,994,984
Value of withdrawals	(3,742,193,938)	(8,386,601,754)

Net increase (decrease) in net assets derived from capital transactions	132,534,619	(536,606,770)

NET ASSETS
Total increase in net assets	4,245,782,961	3,785,014,309
Beginning of period	26,992,972,654	23,207,958,345

End of period	$31,238,755,615	$26,992,972,654

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio

	Six Months Ended 06/30/21		Year Ended December 31,

	(unaudited)		2020	2019	2018	2017	2016

Total Return
Total return	15.22	%(a)	18.42%	31.44%	(4.38)%	21.77%	11.92%

Ratios to Average Net Assets
Total expenses	0.01	%(b)	0.01%	0.03%	0.04%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.01	%(b)	0.01%	0.02%	0.04%	0.04%	0.04%

Net investment income	1.43	%(b)	1.82%	1.95%	1.92%	1.93%	2.11%

Supplemental Data
Net assets, end of period (000)	$31,238,756		$26,992,973	$23,207,958	$17,256,929	$13,775,074	$9,791,759

Portfolio turnover rate		2%	5%	3%	12%	11%	4%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are

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Notes to Financial Statements (unaudited) (continued)

extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount	(b)

Barclays Bank PLC	$34,988,380	$(34,988,380)	$—
Barclays Capital, Inc.	14,866,219	(14,819,207)	47,012
BNP Paribas Securities Corp.	4,812,947	(4,812,947)	—
Citigroup Global Markets, Inc.	6,229,987	(6,229,987)	—
Credit Suisse Securities (USA) LLC	6,548,076	(6,548,076)	—
Goldman Sachs & Co.	14,089,500	(13,730,714)	358,786
J.P. Morgan Securities LLC	5,742,748	(5,742,748)	—
SG Americas Securities LLC	1,024,842	(1,024,842)	—
State Street Bank & Trust Company	463,796	(463,796)	—
UBS AG	15,136,423	(15,136,423)	—
Wells Fargo Securities LLC	1,065,118	(1,065,118)	—

	$104,968,036	$(104,562,238)	$405,798

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2021. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses,

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Notes to Financial Statements (unaudited) (continued)

excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $88,773.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the Manager waived $8,546 in investment advisory fees pursuant to this arrangement.

The fees and expenses of the Master Portfolio’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived and/or reimbursed was $184,903.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 77% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $104,006 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$300,768,719	$65,529,541	$(5,755,175)

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $832,445,692 and $536,417,236, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$13,651,146,739	$18,256,110,760	$(572,952,464)	$17,683,158,296

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

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Notes to Financial Statements (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or BlackRock), the Master Portfolio’s investment advisor. iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process:

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Feeder Fund’s above tolerance performance relative to its benchmark over the period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s contractual advisory fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s actual advisory fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	41

Disclosure of Investment Advisory Agreement  (continued)

to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	43

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-06/21-SAR

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

🌑  iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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3

Fund Summary as of June 30, 2021	iShares U.S. Aggregate Bond Index Fund

Investment Objective

iShares U.S. Aggregate Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2021, the Fund’s Institutional Shares returned (1.69)%, Investor A Shares returned (1.82)%, Class K Shares returned (1.76)% and Investor P Shares returned (1.91)%. For the same period, the Index returned (1.60)%.

Returns for the Fund’s respective share classes differ from the Index based on individual share class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

For the period, market interest rates moved higher with the 10-year U.S. Treasury yield rising by 52 basis points (0.52%) to 1.45%. Risk assets performed well with COVID-19 continuing to take a backseat as vaccination rates progress and reopening continues across much of the developed world. Inflation continues to pick up with the deadline consumer price index (“CPI”) reaching 5% in the May 2021 report and core CPI reaching 3.80% on a year-over-year basis.

These record-setting inflation prints continue to fuel market debate as to whether the uptick in inflation is transitory as much of the increase can be attributed to supply constraints and reopening sensitive components of CPI. The Fed’s June Federal Open Market Committee (“FOMC”) meeting resulted in no changes to the Fed Funds rate or asset purchase guidance. However, the Fed’s “dot plot” displaying FOMC members’ expectations for the benchmark overnight lending rate signaled that the median forecast is for two interest rate increases in 2023, a moving forward of rate hikes compared to prior forecasts of none in 2023. The announcement precipitated a strong hawkish reaction from investors evidenced by a sharp move higher in Treasury rates and rise in the U.S. dollar. Fed Chair Jerome Powell noted that substantial further progress in employment and inflation readings remain the threshold for tapering asset purchases, and that that stage is “still a ways off” while dropping the phrase it would be “some time” before being reached. A handful of FOMC participants have also advocated for starting the tapering process with mortgage-backed securities (“MBS”) rather than continuing to fuel the hot housing market, while others prefer the simplicity of tapering MBS and U.S. Treasury purchases simultaneously.

The Treasury yield curve flattened over the period as the market brought forward expectations for short-term rate hikes and priced in a Fed hike that perhaps would tolerate less inflation than previously expected. The U.S. dollar also gained as a result, strengthening 2.9% in June.

Describe recent portfolio activity.

During the period, the Master Portfolio at times held cash at elevated levels, which was committed for pending transactions. The Master Portfolio’s cash position had no material impact on performance.

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the fixed-income securities in aggregate, as represented by the Index. Other factors considered in security selection included transaction costs and maturity structure.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2021 (continued)	iShares U.S. Aggregate Bond Index Fund

Performance Summary for the Period Ended June 30, 2021

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	1.30%	1.29%	(1.69)%	(0.49)%	N/A	2.89%	N/A	3.21%	N/A
Investor A	1.05	1.04	(1.82)	(0.73)	N/A	2.64	N/A	2.96	N/A
Investor P	1.01	1.00	(1.91)	(0.82)	(4.79)%	2.63	1.80%	2.94	2.52%
Class K	1.35	1.34	(1.76)	(0.53)	N/A	2.94	N/A	3.26	N/A

Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	(1.60)	(0.33)	N/A	3.03	N/A	3.39	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment grade mortgage-backed, asset-backed and commercial mortgage-backed securities.

(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$1,000.00	$983.10	$0.44		$1,000.00	$1,024.35	$0.45		0.09%
Investor A	1,000.00	981.80	1.67		1,000.00	1,023.11	1.71		0.34
Investor P	1,000.00	980.90	1.67		1,000.00	1,023.11	1.71		0.34
Class K	1,000.00	982.40	0.20		1,000.00	1,024.60	0.20		0.04

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

About Fund Performance	iShares U.S. Aggregate Bond Index Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fess) and was restated or reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2021

iShares U.S.
Aggregate Bond
Index Fund

ASSETS
Investments, at value — Master Portfolio	$2,711,467,505
Receivables:
Capital shares sold	4,622,987
Withdrawals from the Master Portfolio	6,532,770

Total assets	2,722,623,262

LIABILITIES
Payables:
Administration fees	45,411
Capital shares redeemed	11,155,757
Income dividend distributions	1,036,198
Other accrued expenses	6,356
Service fees	33,599

Total liabilities	12,277,321

NET ASSETS	$2,710,345,941

NET ASSETS CONSIST OF
Paid-in capital	$2,630,895,550
Accumulated earnings	79,450,391

NET ASSETS	$2,710,345,941

F U N D F I N A N C I A L S T A T E M E N T S	7

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2021

iShares U.S.
Aggregate Bond
Index Fund

NET ASSET VALUE

Institutional

Net assets	$425,165,855

Shares outstanding	40,125,680

Net asset value	$10.60

Shares authorized	Unlimited

Par value	No par value

Investor A

Net assets	$156,164,796

Shares outstanding	14,739,140

Net asset value	$10.60

Shares authorized	Unlimited

Par value	No par value

Investor P

Net assets	$8,414,777

Shares outstanding	794,378

Net asset value	$10.59

Shares authorized	Unlimited

Par value	No par value

Class K

Net assets	$2,120,600,513

Shares outstanding	199,998,608

Net asset value	$10.60

Shares authorized	Unlimited

Par value	No par value

See notes to financial statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

iShares U.S.
Aggregate Bond
Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$162,249
Interest - unaffliated	24,577,676
Securities lending income — affiliated — net	481,622
Expenses	(550,512)
Fees waived	101,175

Total investment income	24,772,210

FUND EXPENSES
Administration — class specific	270,768
Service — class specific	203,923
Professional	6,347
Miscellaneous	4,132

Total expenses	485,170
Less:
Fees waived and/or reimbursed by the Administrator	(6,347)

Total expenses after fees waived and/or reimbursed	478,823

Net investment income	24,293,387

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	293,469
Investments — affiliated	(54,067)

239,402

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(71,219,584)
Investments — affiliated	10,878

(71,208,706)

Net realized and unrealized loss	(70,969,304)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,675,917)

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statement of Changes in Net Assets (unaudited)

	iShares U.S. Aggregate Bond Index Fund

	Six Months Ended
	06/30/21	Year Ended
	(unaudited)	12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,293,387	$53,256,102
Net realized gain	239,402	16,101,177
Net change in unrealized appreciation (depreciation)	(71,208,706)	90,696,413

Net increase (decrease) in net assets resulting from operations	(46,675,917)	160,053,692

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,911,660)	(6,908,555)
Investor A	(1,357,983)	(3,454,789)
Investor P	(64,842)	(126,962)
Class K	(21,542,865)	(52,552,693)

Decrease in net assets resulting from distributions to shareholders	(26,877,350)	(63,042,999)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	78,457,830	565,686,648

NET ASSETS
Total increase in net assets	4,904,563	662,697,341
Beginning of period	2,705,441,378	2,042,744,037

End of period	$2,710,345,941	$2,705,441,378

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund

	Institutional
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Net asset value, beginning of period	$10.89		$10.39	$9.85		$10.13		$10.02	$9.99

Net investment income(a)	0.09		0.24	0.29		0.26		0.22	0.20
Net realized and unrealized gain (loss)	(0.28)		0.54	0.54		(0.28)		0.11	0.05

Net increase (decrease) from investment operations	(0.19)		0.78	0.83		(0.02)		0.33	0.25

Distributions(b)
From net investment income	(0.10)		(0.26)	(0.29)		(0.26)		(0.22)	(0.21)
From net realized gain	(0.00	)(c)	(0.02)	—		—		—	(0.01)
Return of capital	—		—	—		(0.00	)(c)	—	(0.00	)(c)

Total distributions	(0.10)		(0.28)	(0.29)		(0.26)		(0.22)	(0.22)

Net asset value, end of period	$10.60		$10.89	$10.39		$9.85		$10.13	$10.02

Total Return(d)
Based on net asset value	(1.69	)%(e)	7.59%	8.56	%(f)	(0.13)%		3.34%	2.48%

Ratios to Average Net Assets(g)(h)
Total expenses	0.09	%(i)	0.09%	0.10%		0.09%		0.09%	0.10%

Total expenses after fees waived and/or reimbursed	0.09	%(i)	0.09%	0.10%		0.09%		0.09%	0.10%

Net investment income	1.80	%(i)	2.18%	2.85%		2.67%		2.15%	1.95%

Supplemental Data
Net assets, end of period (000)	$425,166		$371,074	$187,854		$150,714		$98,927	$116,473

Portfolio turnover rate of the Master Portfolio(j)	90%		186%	158%		274%		345%	278%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Allocated fees waived	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%
Investments in underlying funds	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%

(i) Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Portfolio turnover rate (excluding MDRs)	48%		101%	97%		162%		193%	164%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Investor A
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Net asset value, beginning of period	$10.89		$10.39	$9.84		$10.13		$10.01	$9.99

Net investment income(a)	0.08		0.21	0.26		0.24		0.19	0.17
Net realized and unrealized gain (loss)	(0.28)		0.54	0.56		(0.29)		0.13	0.05

Net increase (decrease) from investment operations	(0.20)		0.75	0.82		(0.05)		0.32	0.22

Distributions(b)
From net investment income	(0.09)		(0.23)	(0.27)		(0.24)		(0.20)	(0.19)
From net realized gain	(0.00	)(c)	(0.02)	—		—		—	(0.01)
Return of capital	—		—	—		(0.00	)(c)	—	(0.00	)(c)

Total distributions	(0.09)		(0.25)	(0.27)		(0.24)		(0.20)	(0.20)

Net asset value, end of period	$10.60		$10.89	$10.39		$9.84		$10.13	$10.01

Total Return(d)
Based on net asset value	(1.82	)%(e)	7.33%	8.39	%(f)	(0.48)%		3.19%	2.14%

Ratios to Average Net Assets(g)(h)
Total expenses	0.34	%(i)	0.34%	0.35%		0.34%		0.34%	0.35%

Total expenses after fees waived and/or reimbursed	0.34	%(i)	0.34%	0.35%		0.34%		0.34%	0.35%

Net investment income	1.54	%(i)	1.98%	2.61%		2.39%		1.91%	1.69%

Supplemental Data
Net assets, end of period (000)	$156,165		$161,624	$121,421		$126,483		$121,690	$71,391

Portfolio turnover rate of the Master Portfolio(j)	90%		186%	158%		274%		345%	278%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Allocated fees waived	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%
Investments in underlying funds	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%

(i) Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Portfolio turnover rate (excluding MDRs)	48%		101%	97%		162%		193%	164%

See notes to financial statements.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Investor P
	Six Months Ended					Period from
	06/30/21		Year Ended December 31,			08/06/18	(a)
	(unaudited)		2020	2019		to 12/31/18

Net asset value, beginning of period	$10.89		$10.39	$9.85		$9.83

Net investment income(b)	0.08		0.21	0.27		0.10
Net realized and unrealized gain (loss)		(0.29)	0.55	0.54		0.03

Net increase (decrease) from investment operations		(0.21)	0.76	0.81		0.13

Distributions(c)
From net investment income		(0.09)	(0.24)	(0.27)			(0.11)
From net realized gain	(0.00	)(d)	(0.02)	—		—
Return of capital	—		—	—		(0.00	)(d)

Total distributions		(0.09)	(0.26)	(0.27)			(0.11)

Net asset value, end of period	$10.59		$10.89	$10.39		$9.85

Total Return(e)
Based on net asset value	(1.91	)%(f)	7.34%	8.32	%(g)	1.30	%(f)

Ratios to Average Net Assets(h)(i)
Total expenses	0.34	%(j)	0.34%	0.35%		0.34	%(j)

Total expenses after fees waived and/or reimbursed	0.34	%(j)	0.34%	0.35%		0.34	%(j)

Net investment income	1.55	%(j)	1.95%	2.54%		2.61	%(j)

Supplemental Data
Net assets, end of period (000)	$8,415		$7,045	$2,714		$277

Portfolio turnover rate of the Master Portfolio(k)		90%	186%	158%			274%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(i)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended					Period from
	06/30/21		Year Ended December 31,			08/06/18	(a)
	(unaudited)		2020	2019		to 12/31/18

Allocated fees waived		0.01%	0.01%	0.01%			0.01%
Investments in underlying funds		0.01%	0.01%	0.01%			0.01%

(j)	Annualized.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended					Period from
	06/30/21		Year Ended December 31,			08/06/18	(a)
	(unaudited)		2020	2019		to 12/31/18

Portfolio turnover rate (excluding MDRs)		48%	101%	97%			162%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Class K
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Net asset value, beginning of period	$10.90		$10.40	$9.85		$10.13		$10.02	$9.99

Net investment income(a)	0.10		0.25	0.29		0.27		0.22	0.20
Net realized and unrealized gain (loss)	(0.29)		0.54	0.56		(0.28)		0.12	0.06

Net increase (decrease) from investment operations	(0.19)		0.79	0.85		(0.01)		0.34	0.26

Distributions(b)
From net investment income	(0.11)		(0.27)	(0.30)		(0.27)		(0.23)	(0.22)
From net realized gain	(0.00	)(c)	(0.02)	—		—		—	(0.01)
Return of capital	—		—	—		(0.00	)(c)	—	(0.00	)(c)

Total distributions	(0.11)		(0.29)	(0.30)		(0.27)		(0.23)	(0.23)

Net asset value, end of period	$10.60		$10.90	$10.40		$9.85		$10.13	$10.02

Total Return(d)
Based on net asset value	(1.76	)%(e)	7.64%	8.71	%(f)	(0.08)%		3.39%	2.53%

Ratios to Average Net Assets(g)(h)
Total expenses	0.04	%(i)	0.04%	0.05%		0.04%		0.04%	0.05%

Total expenses after fees waived and/or reimbursed	0.04	%(i)	0.04%	0.05%		0.04%		0.04%	0.05%

Net investment income	1.85	%(i)	2.29%	2.89%		2.71%		2.21%	2.00%

Supplemental Data
Net assets, end of period (000)	$2,120,601		$2,165,698	$1,730,754		$1,027,621		$756,239	$445,650

Portfolio turnover rate of the Master Portfolio(j)	90%		186%	158%		274%		345%	278%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Allocated fees waived	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%
Investments in underlying funds	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%

(i) Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018		2017	2016

Portfolio turnover rate (excluding MDRs)	48%		101%	97%		162%		193%	164%

See notes to financial statements.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2021, the percentage of the Master Portfolio owned by the Fund was 16.4%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees”.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding,

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Investor A	Investor P	Class K

Administration fees - class specific	0.06%	0.06%	0.06%	0.01%

For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor P	Class K	Total

Administration fees	$115,907	$46,751	$2,191	$105,919	$270,768

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2021, BAL did not waive any amount.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees

Investor A	0.25%
Investor P	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2021, the following table shows the class specific service fees borne directly by each share class of the Fund:

Fund Name	Investor A	Investor P	Total

iShares U.S. Aggregate Bond Index Fund	$194,796	$9,127	$203,923

Other Fees: For the six months ended June 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $2,881.

Expense Limitations, Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2023. For the six months ended June 30, 2021, the amount waived was $6,347.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of Trust are directors and/or officers of BlackRock or its affiliates.

5. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/21		Year Ended 12/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	11,484,528	$121,803,104	29,586,240	$321,480,272
Shares issued in reinvestment of distributions	369,723	3,911,506	636,685	6,907,923
Shares redeemed	(5,809,402)	(61,657,896)	(14,219,029)	(152,783,494)

	6,044,849	$64,056,714	16,003,896	$175,604,701

Investor A
Shares sold	3,891,148	$41,214,643	9,018,823	$97,280,126
Shares issued in reinvestment of distributions	128,327	1,357,696	318,345	3,448,413
Shares redeemed	(4,125,644)	(43,869,650)	(6,177,196)	(66,506,742)

	(106,169)	$(1,297,311)	3,159,972	$34,221,797

Investor P
Shares sold	286,205	$3,029,247	723,493	$7,812,713
Shares issued in reinvestment of distributions	5,953	62,970	11,221	121,713
Shares redeemed	(145,022)	(1,534,611)	(348,725)	(3,775,009)

	147,136	$1,557,606	385,989	$4,159,417

Class K
Shares sold	51,463,416	$546,506,138	102,397,157	$1,106,754,143
Shares issued in reinvestment of distributions	1,923,585	20,368,646	4,617,118	50,053,706
Shares redeemed	(52,161,789)	(552,733,963)	(74,690,360)	(805,107,116)

	1,225,212	$14,140,821	32,323,915	$351,700,733

	7,311,028	$78,457,830	51,873,772	$565,686,648

As of June 30, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Master Portfolio Information as of June 30, 2021	U.S. Total Bond Index Master Portfolio

PORTFOLIO ALLOCATION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	38%

U.S. Government Sponsored Agency Securities	30

Corporate Bonds	27

Foreign Agency Obligations	3

Non-Agency Mortgage-Backed Securities	1

Municipal Bonds	1

Other*	—	(b)

CREDIT QUALITY ALLOCATION

Credit Rating(a)(c)	Percent of Total Investments

AAA/Aaa(d)	71%

AA/Aa	4

A	12

BBB/Baa	13

N/R	—	(b)

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of total investments.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

*	Includes one or more investment categories that individually represents less than 1% of the Master Portfolio’s total investments. Please refer to the Schedule of Investments for details.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Americredit Automobile Receivables Trust
0.37%, 08/18/25	$1,520	$1,521,021
Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,157,642
BA Credit Card Trust, 0.44%, 09/15/26	5,020	5,006,281
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	2,250	2,247,143
Series 2021-1, Class A4, 0.53%, 10/15/26	1,030	1,024,531
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2, 2.19%, 11/20/23	9,750	9,825,660
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	27	27,339
Series 2020-2, Class A4, 1.74%, 08/18/25	2,365	2,431,417
Series 2020-3, Class A3, 0.45%, 04/16/25	1,110	1,112,790
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	5,000	5,073,533
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 04/15/25	930	944,578
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A4, 2.54%, 12/15/25	6,000	6,195,844
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%, 12/15/25	51	53,508
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 05/15/26	3,415	3,614,851
Toyota Auto Receivables 2021-B Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	3,750	3,741,778
Series 2021-B, Class A4, 0.53%, 10/15/26	2,500	2,487,039
Verizon Master Trust, 0.50%, 05/20/27	2,870	2,863,370

Total Asset-Backed Securities — 0.3% (Cost: $51,673,173)		52,328,325

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	125	135,938
4.75%, 03/30/30	1,000	1,180,543
2.40%, 03/01/31	1,010	1,013,202
3.38%, 03/01/41	1,400	1,452,407
Omnicom Group, Inc.
2.45%, 04/30/30	700	711,030
2.60%, 08/01/31	385	391,393
Omnicom Group, Inc./Omnicom Capital, Inc.(a)
3.65%, 11/01/24	70	75,994
3.60%, 04/15/26	500	552,477

		5,512,984

Aerospace & Defense — 0.9%
3M Co.
1.75%, 02/14/23	1,500	1,534,542
2.00%, 02/14/25(a)	1,000	1,041,843
3.00%, 08/07/25(a)	250	271,146
2.88%, 10/15/27(a)	750	815,439
2.38%, 08/26/29(a)	985	1,033,971
3.13%, 09/19/46(a)	250	264,091
3.63%, 10/15/47(a)	600	694,651
4.00%, 09/14/48	1,000	1,218,293
3.25%, 08/26/49(a)	430	469,344
3.70%, 04/15/50	500	589,158
Boeing Co.
1.17%, 02/04/23(a)	1,505	1,511,239

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued)
2.80%, 03/01/23(a)	$2,000	$2,067,116
4.51%, 05/01/23	2,000	2,132,189
1.88%, 06/15/23	500	509,160
1.43%, 02/04/24	2,500	2,506,616
4.88%, 05/01/25(a)	2,000	2,240,937
2.75%, 02/01/26	1,000	1,044,556
2.20%, 02/04/26	2,500	2,523,896
3.10%, 05/01/26	1,000	1,057,161
2.70%, 02/01/27	230	237,737
2.80%, 03/01/27(a)	1,000	1,039,744
5.04%, 05/01/27	2,000	2,307,656
3.20%, 03/01/29(a)	1,000	1,049,498
2.95%, 02/01/30	570	583,622
5.15%, 05/01/30	3,000	3,552,465
3.63%, 02/01/31	2,000	2,151,056
6.13%, 02/15/33	100	126,640
3.25%, 02/01/35	1,600	1,617,798
3.30%, 03/01/35(a)	65	65,771
5.71%, 05/01/40	2,000	2,575,766
3.38%, 06/15/46	250	240,613
3.85%, 11/01/48(a)	1,000	1,026,191
3.90%, 05/01/49	750	789,785
3.75%, 02/01/50(a)	540	556,983
5.81%, 05/01/50	3,300	4,443,882
3.95%, 08/01/59	500	523,117
5.93%, 05/01/60	2,500	3,452,147
Carlisle Cos., Inc., 2.75%, 03/01/30(a)	1,100	1,144,317
Eaton Corp.
2.75%, 11/02/22	2,250	2,322,844
3.10%, 09/15/27(a)	690	749,295
4.00%, 11/02/32	2,200	2,562,210
4.15%, 11/02/42	250	298,148
General Dynamics Corp.
2.25%, 11/15/22	500	511,132
3.38%, 05/15/23(a)	2,000	2,109,016
3.25%, 04/01/25	500	541,860
3.50%, 05/15/25(a)	1,000	1,096,135
1.15%, 06/01/26(a)	440	441,626
2.13%, 08/15/26(a)	500	522,896
3.75%, 05/15/28(a)	500	566,965
2.25%, 06/01/31	340	348,733
4.25%, 04/01/40	1,000	1,223,709
2.85%, 06/01/41	480	492,114
4.25%, 04/01/50	500	641,711
General Electric Co.
3.45%, 05/15/24	2,086	2,233,372
3.45%, 05/01/27(a)	1,000	1,099,269
3.63%, 05/01/30	1,000	1,115,079
5.88%, 01/14/38(a)	2,215	3,011,947
6.88%, 01/10/39(a)	1,322	1,977,787
4.25%, 05/01/40	500	584,300
4.13%, 10/09/42	280	322,531
4.50%, 03/11/44	150	181,839
4.35%, 05/01/50(a)	2,500	3,023,220
Series A, 6.75%, 03/15/32	2,394	3,318,414
Illinois Tool Works, Inc.
2.65%, 11/15/26(a)	3,000	3,217,860
4.88%, 09/15/41(a)	50	66,274
3.90%, 09/01/42	75	89,072

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
L3Harris Technologies, Inc.
3.85%, 06/15/23(a)	$1,500	$1,594,366
3.83%, 04/27/25	500	547,495
4.40%, 06/15/28	1,250	1,451,068
2.90%, 12/15/29	700	741,359
1.80%, 01/15/31(a)	920	892,120
4.85%, 04/27/35	1,065	1,333,887
Lockheed Martin Corp.
3.55%, 01/15/26(a)	2,250	2,486,327
3.60%, 03/01/35	65	74,399
4.07%, 12/15/42	1,100	1,335,573
3.80%, 03/01/45	1,500	1,745,357
4.70%, 05/15/46	750	991,525
2.80%, 06/15/50(a)	500	502,064
4.09%, 09/15/52	500	625,381
Northrop Grumman Corp.
3.25%, 08/01/23(a)	500	528,758
2.93%, 01/15/25	1,000	1,066,085
3.25%, 01/15/28	2,000	2,184,493
4.40%, 05/01/30(a)	1,000	1,182,654
4.75%, 06/01/43	875	1,128,549
4.03%, 10/15/47	1,500	1,789,626
5.25%, 05/01/50(a)	1,000	1,404,470
Parker-Hannifin Corp.
3.25%, 06/14/29	2,000	2,188,785
4.20%, 11/21/34	250	293,919
4.10%, 03/01/47	500	592,523
4.00%, 06/14/49(a)	500	593,952
Raytheon Technologies Corp.
2.50%, 12/15/22	500	512,880
3.70%, 12/15/23	3,000	3,203,781
3.95%, 08/16/25(a)	1,000	1,112,183
3.50%, 03/15/27	1,000	1,103,000
3.13%, 05/04/27(a)	1,000	1,087,270
4.13%, 11/16/28(a)	3,000	3,451,679
2.25%, 07/01/30(a)	2,615	2,657,390
4.45%, 11/16/38	500	605,006
5.70%, 04/15/40	300	418,191
4.88%, 10/15/40	250	316,219
4.70%, 12/15/41(a)	100	125,625
4.50%, 06/01/42	2,200	2,739,065
4.15%, 05/15/45	500	594,863
3.75%, 11/01/46	750	845,436
4.35%, 04/15/47	1,000	1,229,115
4.05%, 05/04/47	500	587,750
4.63%, 11/16/48(a)	1,250	1,608,088
3.13%, 07/01/50(a)	1,330	1,365,485
Teledyne Technologies, Inc., 2.75%, 04/01/31	1,000	1,027,148
Textron, Inc.(a)
3.00%, 06/01/30	1,000	1,051,839
2.45%, 03/15/31	1,300	1,301,092
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	500	598,082
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	500	539,032
4.65%, 11/01/44	30	37,683
4.50%, 03/21/49(a)	500	627,907

		141,700,038

Security	Par (000)	Value

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	$1,000	$1,112,194

Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	393	401,192
Series 2019-1, Class AA, 3.15%, 08/15/33	946	974,136
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	30	32,199
Series 2012-2, Class A, 4.00%, 04/29/26	313	330,667
JetBlue Pass Through Trust, Series AA, Class AA, 2.75%, 11/15/33	883	906,447
Southwest Airlines Co.(a)
4.75%, 05/04/23	1,255	1,346,286
5.25%, 05/04/25	1,560	1,779,920
5.13%, 06/15/27	1,240	1,458,825
2.63%, 02/10/30	2,000	2,047,000
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	1,708	1,895,401
Series A, Class A, 4.30%, 02/15/27	136	143,388
Series AA, Class AA, 3.10%, 01/07/30	408	429,477
Series AA, Class AA, 2.70%, 11/01/33	1,297	1,300,385

		13,045,323

Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	579,466
BorgWarner, Inc.(a)
3.38%, 03/15/25	70	75,561
2.65%, 07/01/27	905	959,805
Lear Corp.
4.25%, 05/15/29	1,000	1,125,620
5.25%, 05/15/49(a)	500	630,733
Magna International, Inc., 2.45%, 06/15/30	115	117,514

		3,488,699

Automobiles — 0.4%
American Honda Finance Corp.
2.05%, 01/10/23(a)	895	918,537
1.95%, 05/10/23	685	705,545
0.88%, 07/07/23	2,000	2,018,017
3.63%, 10/10/23(a)	2,000	2,142,199
2.40%, 06/27/24	1,000	1,049,922
2.15%, 09/10/24	1,000	1,044,683
2.35%, 01/08/27(a)	500	527,255
2.00%, 03/24/28(a)	540	554,011
AutoNation, Inc., 4.75%, 06/01/30(a)	1,000	1,182,704
Cummins, Inc.(a)
3.65%, 10/01/23	250	265,921
0.75%, 09/01/25	500	495,909
2.60%, 09/01/50	500	477,813
Daimler Finance North America LLC, 8.50%, 01/18/31	600	909,950
General Motors Co.
4.88%, 10/02/23	600	653,661
5.40%, 10/02/23	180	198,240
4.00%, 04/01/25(a)	2,000	2,185,718
6.13%, 10/01/25	1,335	1,580,376
4.20%, 10/01/27(a)	1,000	1,115,028
6.80%, 10/01/27	600	755,741
5.00%, 04/01/35(a)	750	905,903
6.60%, 04/01/36	250	343,136
5.15%, 04/01/38	500	609,693

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued)
6.25%, 10/02/43	$250	$345,123
5.20%, 04/01/45(a)	1,000	1,235,969
6.75%, 04/01/46	775	1,117,374
5.40%, 04/01/48	500	636,867
5.95%, 04/01/49(a)	1,000	1,361,284
General Motors Financial Co., Inc.
3.55%, 07/08/22	1,000	1,032,134
3.25%, 01/05/23(a)	3,000	3,113,164
5.20%, 03/20/23	2,165	2,331,236
5.10%, 01/17/24(a)	1,000	1,100,903
1.05%, 03/08/24	400	402,294
3.95%, 04/13/24	1,000	1,075,805
4.00%, 01/15/25	250	272,357
2.90%, 02/26/25(a)	660	698,635
2.75%, 06/20/25(a)	980	1,031,832
4.30%, 07/13/25(a)	1,000	1,105,136
5.25%, 03/01/26(a)	405	467,648
1.50%, 06/10/26	1,000	993,477
4.35%, 01/17/27	500	562,146
2.70%, 08/20/27	1,000	1,039,124
2.40%, 04/10/28	505	512,673
5.65%, 01/17/29	250	304,150
3.60%, 06/21/30(a)	2,060	2,230,468
2.70%, 06/10/31	710	712,552
PACCAR Financial Corp.
2.00%, 09/26/22	2,180	2,224,463
1.10%, 05/11/26	640	640,564
Stellantis NV, 5.25%, 04/15/23	4,000	4,313,120
Toyota Motor Corp.
0.68%, 03/25/24(a)	500	500,847
2.36%, 07/02/24	500	526,680
1.34%, 03/25/26	500	505,576
2.76%, 07/02/29(a)	185	198,326
2.36%, 03/25/31(a)	500	520,981
Toyota Motor Credit Corp.
2.63%, 01/10/23	2,000	2,069,987
0.50%, 08/14/23(a)	4,000	4,007,783
0.50%, 06/18/24	1,000	995,599
2.00%, 10/07/24	3,000	3,128,245
1.13%, 06/18/26	2,000	1,991,190
1.90%, 04/06/28(a)	1,100	1,120,774
3.65%, 01/08/29(a)	1,000	1,138,726
2.15%, 02/13/30	500	512,469
3.38%, 04/01/30	1,000	1,121,180

		69,838,823

Banks — 1.5%
Australia & New Zealand Banking Group Ltd., 2.05%, 11/21/22	1,705	1,746,404
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,400	1,404,841
1.13%, 09/18/25	1,200	1,189,484
Bank of Montreal
2.35%, 09/11/22	2,000	2,050,313
2.50%, 06/28/24	1,000	1,055,568
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	500	551,245
Series E, 3.30%, 02/05/24	4,000	4,283,398
BBVA USA(a)
2.50%, 08/27/24	1,000	1,052,307

Security	Par (000)	Value

Banks (continued)
BBVA USA(a) (continued)
3.88%, 04/10/25	$250	$275,445
BPCE SA, 4.00%, 04/15/24(a)	250	272,820
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	2,000	2,137,167
0.50%, 12/14/23	800	797,817
0.95%, 10/23/25	720	715,259
1.25%, 06/22/26	2,000	1,990,288
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(a)(b)	2,000	2,045,961
Citibank NA, 3.65%, 01/23/24	2,500	2,689,897
Citizens Financial Group, Inc.
2.85%, 07/27/26	1,500	1,598,647
2.50%, 02/06/30(a)	340	348,644
Comerica, Inc.
3.70%, 07/31/23	250	265,718
4.00%, 02/01/29(a)	1,000	1,147,310
Cooperatieve Rabobank UA
3.95%, 11/09/22	1,000	1,046,844
2.75%, 01/10/23	2,000	2,073,940
4.63%, 12/01/23(a)	500	546,740
3.38%, 05/21/25	500	546,285
4.38%, 08/04/25	500	558,294
3.75%, 07/21/26	2,500	2,753,019
5.25%, 05/24/41(a)	1,025	1,413,325
5.25%, 08/04/45(a)	1,250	1,674,639
Credit Suisse AG, New York
1.00%, 05/05/23	1,690	1,708,233
3.63%, 09/09/24	750	814,818
2.95%, 04/09/25(a)	1,000	1,070,692
Discover Bank
3.35%, 02/06/23	500	520,878
4.20%, 08/08/23(a)	2,000	2,153,518
2.45%, 09/12/24	600	627,766
2.70%, 02/06/30(a)	535	559,393
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(b)	1,000	1,062,150
Fifth Third Bancorp
1.63%, 05/05/23(a)	2,000	2,039,845
4.30%, 01/16/24	250	270,903
3.65%, 01/25/24	1,000	1,071,093
2.55%, 05/05/27	2,000	2,114,303
8.25%, 03/01/38	425	709,527
Fifth Third Bank
1.80%, 01/30/23	250	255,465
3.95%, 07/28/25(a)	500	560,522
3.85%, 03/15/26	500	554,130
2.25%, 02/01/27(a)	590	618,265
First Republic Bank, 4.63%, 02/13/47	500	634,176
HSBC Bank USA NA, 7.00%, 01/15/39(a)	1,000	1,557,218
Huntington Bancshares, Inc.
2.63%, 08/06/24	775	817,880
4.00%, 05/15/25	1,000	1,108,649
2.55%, 02/04/30(a)	800	832,582
ING Groep NV
4.10%, 10/02/23	1,000	1,078,418
3.95%, 03/29/27(a)	250	281,248
4.55%, 10/02/28(a)	1,000	1,174,447
4.05%, 04/09/29(a)	1,000	1,142,417
(SOFR + 1.01%), 1.73%, 04/01/27(b)	350	352,988
(SOFR + 1.32%), 2.73%, 04/01/32(b)	535	550,206

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank NA
2.30%, 09/14/22	$350	$358,327
3.38%, 03/07/23(a)	1,250	1,313,362
3.90%, 04/13/29(a)	1,000	1,120,065
(SOFR + 0.34%), 0.42%, 01/03/24(a)(b)	470	470,070
KeyCorp.(a)
2.25%, 04/06/27	250	258,854
2.55%, 10/01/29	500	523,205
M&T Bank Corp., 3.55%, 07/26/23(a)	2,000	2,125,003
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	212,862
MUFG Union Bank NA, 2.10%, 12/09/22	1,000	1,023,046
National Australia Bank Ltd.(a)
2.88%, 04/12/23	2,000	2,087,154
2.50%, 07/12/26	1,250	1,330,192
National Bank of Canada, 2.10%, 02/01/23(a)	1,000	1,025,949
PNC Bank NA
2.45%, 07/28/22	750	766,212
2.70%, 11/01/22	1,000	1,029,659
2.95%, 01/30/23	250	259,493
2.95%, 02/23/25(a)	250	268,181
3.10%, 10/25/27	500	547,369
4.05%, 07/26/28(a)	500	578,279
PNC Financial Services Group, Inc.
3.50%, 01/23/24	2,000	2,146,873
3.90%, 04/29/24(a)	2,000	2,171,304
2.20%, 11/01/24(a)	300	314,665
3.45%, 04/23/29(a)	2,000	2,234,067
2.55%, 01/22/30(a)	1,000	1,051,905
(SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	2,000	2,043,664
Regions Financial Corp.(a)
3.80%, 08/14/23	2,000	2,132,489
2.25%, 05/18/25	2,000	2,082,602
Royal Bank of Canada
1.95%, 01/17/23	675	691,747
1.60%, 04/17/23	2,000	2,043,316
3.70%, 10/05/23(a)	2,000	2,145,640
2.55%, 07/16/24(a)	1,000	1,054,549
2.25%, 11/01/24	1,500	1,571,876
0.88%, 01/20/26(a)	2,000	1,972,623
4.65%, 01/27/26	700	801,988
1.20%, 04/27/26	4,000	3,997,246
Santander Holdings USA, Inc.
3.40%, 01/18/23	2,000	2,082,263
3.24%, 10/05/26	2,000	2,136,241
Santander UK Group Holdings PLC(b)
(1 year CMT + 1.25%), 1.53%, 08/21/26	1,000	1,001,708
(3 mo. LIBOR US + 1.08%), 3.37%, 01/05/24	3,000	3,121,893
(3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28	500	549,821
(SOFR + 0.99%), 1.67%, 06/14/27	1,800	1,797,247
SVB Financial Group, 1.80%, 02/02/31	450	430,434
Toronto-Dominion Bank
1.90%, 12/01/22	2,730	2,792,245
0.75%, 06/12/23(a)	2,000	2,013,811
3.50%, 07/19/23	500	531,478
0.45%, 09/11/23(a)	3,000	3,003,056
0.55%, 03/04/24(a)	1,500	1,498,928
2.65%, 06/12/24	500	529,237
0.75%, 01/06/26(a)	1,800	1,775,582
1.20%, 06/03/26	1,800	1,802,265

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (continued)
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(b)	$500	$554,014
Truist Bank
2.45%, 08/01/22(a)	1,000	1,021,629
1.25%, 03/09/23	3,000	3,044,617
2.75%, 05/01/23(a)	500	521,103
2.15%, 12/06/24	1,000	1,046,246
3.80%, 10/30/26	250	279,925
2.25%, 03/11/30(a)	1,000	1,014,513
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(a)(b)	365	389,157
(5 year CMT + 1.15%), 2.64%, 09/17/29(b)	1,000	1,047,090
Truist Financial Corp.
3.75%, 12/06/23	2,000	2,151,160
2.50%, 08/01/24(a)	2,000	2,107,969
2.85%, 10/26/24(a)	500	534,629
1.13%, 08/03/27(a)	900	878,191
1.95%, 06/05/30(a)	2,000	1,998,755
(SOFR + 0.86%), 1.89%, 06/07/29(b)	1,000	1,003,030
US Bancorp, 2.95%, 07/15/22(a)	2,000	2,051,947
US Bancorp.
2.40%, 07/30/24	1,000	1,051,940
3.90%, 04/26/28(a)	2,000	2,303,093
1.38%, 07/22/30(a)	4,000	3,855,070
Series V, 2.38%, 07/22/26	500	529,186
US Bank NA/Cincinnati OH(a)
3.40%, 07/24/23	3,000	3,179,125
2.80%, 01/27/25	500	534,534
Wells Fargo & Co.
4.13%, 08/15/23(a)	1,750	1,881,800
4.48%, 01/16/24	250	273,334
3.75%, 01/24/24	2,000	2,150,899
3.30%, 09/09/24(a)	750	808,595
3.00%, 02/19/25(a)	350	374,554
3.55%, 09/29/25(a)	1,000	1,099,103
3.00%, 04/22/26	1,750	1,881,701
4.10%, 06/03/26	2,020	2,268,440
3.00%, 10/23/26	1,750	1,887,210
4.30%, 07/22/27(a)	1,500	1,710,135
4.15%, 01/24/29	1,000	1,151,675
5.38%, 11/02/43	900	1,200,273
5.61%, 01/15/44	656	896,506
4.65%, 11/04/44	3,345	4,121,179
3.90%, 05/01/45	1,150	1,348,149
4.90%, 11/17/45	1,500	1,923,796
4.40%, 06/14/46	2,600	3,134,073
4.75%, 12/07/46	1,600	2,024,708
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,500	1,556,872
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	1,335	1,440,764
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)(b)	1,500	1,652,535
(SOFR + 0.51%), 0.81%, 05/19/25(b)	675	673,524
(SOFR + 1.09%), 2.41%, 10/30/25(a)(b)	1,000	1,046,271
(SOFR + 1.26%), 2.57%, 02/11/31(a)(b)	1,500	1,552,295
(SOFR + 1.43%), 2.88%, 10/30/30(b)	2,000	2,117,936
(SOFR + 1.60%), 1.65%, 06/02/24(b)	3,000	3,064,163
(SOFR + 2.00%), 2.19%, 04/30/26(b)	3,000	3,114,580

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(SOFR + 2.10%), 2.39%, 06/02/28(b)	$900	$933,386
(SOFR + 2.53%), 3.07%, 04/30/41(b)	2,000	2,051,366
(SOFR + 4.03%), 4.48%, 04/04/31(b)	2,000	2,363,971
(SOFR + 4.50%), 5.01%, 04/04/51(b)	5,000	6,849,202
Series M, 3.45%, 02/13/23	3,450	3,616,627
Wells Fargo Bank NA
3.55%, 08/14/23(a)	1,500	1,596,908
6.60%, 01/15/38	500	738,187
Westpac Banking Corp.
2.75%, 01/11/23(a)	3,000	3,111,645
2.00%, 01/13/23(a)	1,180	1,210,815
2.35%, 02/19/25(a)	500	525,789
2.85%, 05/13/26	500	539,831
1.15%, 06/03/26	1,000	999,563
3.40%, 01/25/28(a)	500	557,536
2.65%, 01/16/30(a)	795	850,761
2.15%, 06/03/31	1,400	1,415,286
4.42%, 07/24/39(a)	1,000	1,183,079
2.96%, 11/16/40	2,000	1,965,022
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	1,250	1,296,463
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	500	491,810
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(b)	750	832,286
Zions Bancorp NA, 3.25%, 10/29/29(a)	1,000	1,048,038

		244,922,958

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.
3.65%, 02/01/26	2,250	2,484,415
4.70%, 02/01/36	3,500	4,295,702
4.90%, 02/01/46(a)	6,370	8,062,828
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26(a)	500	547,608
4.00%, 01/17/43	500	557,589
4.63%, 02/01/44	650	789,375
4.90%, 02/01/46(a)	500	618,973
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28(a)	1,000	1,138,615
4.75%, 01/23/29(a)	3,500	4,169,426
3.50%, 06/01/30(a)	1,000	1,112,386
4.38%, 04/15/38	1,000	1,195,570
8.20%, 01/15/39	1,150	1,912,295
5.45%, 01/23/39	1,000	1,318,870
4.35%, 06/01/40(a)	1,000	1,190,240
4.95%, 01/15/42	500	633,367
3.75%, 07/15/42	300	324,850
4.60%, 04/15/48	2,000	2,441,687
4.44%, 10/06/48	632	756,436
5.55%, 01/23/49(a)	3,000	4,124,523
4.50%, 06/01/50	2,200	2,677,379
4.75%, 04/15/58	1,500	1,880,751
5.80%, 01/23/59	1,000	1,443,817
4.60%, 06/01/60	500	615,485
Coca-Cola Co.
1.75%, 09/06/24	3,000	3,118,872
2.90%, 05/25/27(a)	250	273,020
1.50%, 03/05/28(a)	1,000	1,003,290
2.13%, 09/06/29	1,000	1,031,770
3.45%, 03/25/30(a)	500	563,036

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued)
2.00%, 03/05/31(a)	$920	$928,955
2.25%, 01/05/32(a)	2,000	2,047,587
2.88%, 05/05/41	500	519,634
2.60%, 06/01/50	1,000	963,502
3.00%, 03/05/51	1,210	1,259,447
2.50%, 03/15/51	3,000	2,824,976
2.75%, 06/01/60(a)	600	585,805
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	1,000	1,042,375
Constellation Brands, Inc.
2.65%, 11/07/22	4,000	4,112,063
4.75%, 12/01/25(a)	1,000	1,150,782
3.70%, 12/06/26(a)	750	833,921
3.50%, 05/09/27(a)	1,000	1,100,513
3.15%, 08/01/29	1,000	1,072,400
2.88%, 05/01/30(a)	1,000	1,048,653
4.10%, 02/15/48(a)	500	576,006
3.75%, 05/01/50	500	553,306
Diageo Capital PLC
2.63%, 04/29/23	250	259,217
3.50%, 09/18/23(a)	2,000	2,129,220
1.38%, 09/29/25	500	508,197
3.88%, 05/18/28(a)	1,000	1,137,839
2.38%, 10/24/29	830	859,175
2.00%, 04/29/30	1,000	1,000,700
2.13%, 04/29/32(a)	1,000	1,004,230
3.88%, 04/29/43	1,125	1,322,767
Diageo Investment Corp., 4.25%, 05/11/42	250	305,636
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23(a)	1,759	1,875,113
0.75%, 03/15/24	405	405,442
4.42%, 05/25/25	250	280,462
4.60%, 05/25/28	750	880,575
3.20%, 05/01/30	500	540,463
2.25%, 03/15/31(a)	500	504,060
4.99%, 05/25/38	250	318,647
4.42%, 12/15/46	500	599,774
5.09%, 05/25/48	750	989,915
3.80%, 05/01/50(a)	500	563,460
3.35%, 03/15/51	500	524,241
Molson Coors Beverage Co.
3.00%, 07/15/26(a)	2,345	2,511,241
5.00%, 05/01/42	1,750	2,147,054
4.20%, 07/15/46	500	557,022
PepsiCo, Inc.
3.10%, 07/17/22(a)	500	512,549
2.75%, 03/01/23(a)	300	312,135
0.75%, 05/01/23(a)	295	297,519
0.40%, 10/07/23	215	215,210
3.60%, 03/01/24(a)	250	268,710
2.25%, 03/19/25	2,400	2,522,169
2.75%, 04/30/25	1,000	1,067,525
3.50%, 07/17/25	250	274,725
2.85%, 02/24/26	500	539,795
2.38%, 10/06/26(a)	1,000	1,064,894
3.00%, 10/15/27(a)	500	549,678
2.63%, 07/29/29	1,000	1,071,762
2.75%, 03/19/30	1,400	1,507,663
1.63%, 05/01/30	600	589,810
1.40%, 02/25/31(a)	1,200	1,159,012
3.50%, 03/19/40	500	570,992

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
3.60%, 08/13/42(a)	$100	$115,725
4.60%, 07/17/45	500	652,018
4.45%, 04/14/46	1,000	1,287,714
3.45%, 10/06/46	2,250	2,530,471
4.00%, 05/02/47(a)	500	606,170
3.38%, 07/29/49	600	673,264
2.88%, 10/15/49	500	515,744
3.63%, 03/19/50	1,400	1,639,094
3.88%, 03/19/60	500	615,410

		113,286,308

Biotechnology — 0.3%
Amgen, Inc.
2.25%, 08/19/23(a)	250	258,488
3.63%, 05/22/24	250	269,133
3.13%, 05/01/25(a)	750	807,653
2.60%, 08/19/26(a)	715	759,148
3.20%, 11/02/27	2,000	2,183,316
3.15%, 02/21/40	1,000	1,042,002
4.95%, 10/01/41(a)	2,000	2,588,758
5.15%, 11/15/41	500	657,111
4.40%, 05/01/45	1,925	2,337,232
4.56%, 06/15/48	500	628,506
3.38%, 02/21/50	2,000	2,111,585
4.66%, 06/15/51(a)	1,904	2,455,612
2.77%, 09/01/53	1,064	1,003,085
Baxalta, Inc.
4.00%, 06/23/25	1,398	1,543,261
5.25%, 06/23/45	105	139,090
Biogen, Inc.
4.05%, 09/15/25(a)	595	662,461
2.25%, 05/01/30	795	797,166
3.15%, 05/01/50	1,130	1,109,764
3.25%, 02/15/51(c)	1,290	1,290,862
Gilead Sciences, Inc.
2.50%, 09/01/23(a)	500	520,560
0.75%, 09/29/23	425	425,210
3.70%, 04/01/24(a)	1,750	1,881,129
3.50%, 02/01/25(a)	1,170	1,268,492
3.65%, 03/01/26	1,325	1,460,717
2.95%, 03/01/27(a)	500	538,791
1.20%, 10/01/27	355	346,054
1.65%, 10/01/30(a)	1,060	1,024,616
4.60%, 09/01/35	1,350	1,651,812
2.60%, 10/01/40(a)	580	558,358
5.65%, 12/01/41(a)	50	68,628
4.80%, 04/01/44(a)	1,100	1,390,589
4.50%, 02/01/45	1,150	1,407,012
4.75%, 03/01/46	1,500	1,902,229
4.15%, 03/01/47	1,150	1,354,112
2.80%, 10/01/50(a)	1,550	1,492,958
Illumina, Inc., 2.55%, 03/23/31	900	913,588
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	810	767,486
2.80%, 09/15/50	835	760,313
Royalty Pharma PLC(c)
1.20%, 09/02/25	1,000	990,896
1.75%, 09/02/27	1,500	1,476,280

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC(c) (continued)
2.20%, 09/02/30	$2,000	$1,960,930
3.30%, 09/02/40(a)	1,000	1,006,986

		47,811,979

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25	1,390	1,445,280
2.49%, 02/15/27	983	1,028,848
2.72%, 02/15/30	500	518,358
3.38%, 04/05/40	1,000	1,048,924
3.58%, 04/05/50	1,500	1,590,699
Eagle Materials, Inc., 2.50%, 07/01/31(d)	380	376,463
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25(a)	1,000	1,101,779
3.25%, 09/15/29	500	537,759
Johnson Controls International PLC
3.63%, 07/02/24(e)	75	80,545
4.63%, 07/02/44	750	929,832
5.13%, 09/14/45	24	31,815
4.50%, 02/15/47	250	313,682
4.95%, 07/02/64(e)	179	243,554
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30(a)	395	380,389
Martin Marietta Materials, Inc.
3.45%, 06/01/27	250	273,041
2.40%, 07/15/31(d)	165	165,131
4.25%, 12/15/47	250	292,566
3.20%, 07/15/51(d)	300	300,184
Series CB, 2.50%, 03/15/30	1,000	1,016,991
Masco Corp.
1.50%, 02/15/28	365	356,366
2.00%, 10/01/30(a)	2,000	1,950,257
2.00%, 02/15/31(a)	500	488,072
3.13%, 02/15/51	295	292,599
Owens Corning
4.20%, 12/01/24	250	273,889
3.88%, 06/01/30	300	334,781
4.40%, 01/30/48	1,000	1,180,774
Vulcan Materials Co.
3.90%, 04/01/27(a)	1,000	1,132,968
4.50%, 06/15/47	500	604,569

		18,290,115

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29(a)	500	543,414
Home Depot, Inc.
3.35%, 09/15/25(a)	1,500	1,641,737
2.13%, 09/15/26	500	526,292
2.50%, 04/15/27	800	852,558
2.80%, 09/14/27(a)	500	540,631
0.90%, 03/15/28(a)	675	658,089
3.90%, 12/06/28(a)	440	511,918
2.95%, 06/15/29(a)	590	644,469
2.70%, 04/15/30	300	320,755
1.38%, 03/15/31(a)	1,600	1,532,131
5.88%, 12/16/36	100	142,861
3.30%, 04/15/40	1,100	1,204,881
5.40%, 09/15/40	500	694,805
5.95%, 04/01/41	500	729,460
4.20%, 04/01/43	750	919,437
4.40%, 03/15/45(a)	2,250	2,854,198

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
4.25%, 04/01/46	$1,000	$1,243,114
3.90%, 06/15/47	1,000	1,186,973
4.50%, 12/06/48(a)	1,000	1,304,662
3.13%, 12/15/49	600	635,653
3.35%, 04/15/50	1,565	1,730,175
2.38%, 03/15/51	900	832,424
3.50%, 09/15/56	640	716,549
Lowe’s Cos., Inc.
4.00%, 04/15/25(a)	1,000	1,106,458
3.38%, 09/15/25(a)	500	547,971
2.50%, 04/15/26(a)	955	1,013,097
1.30%, 04/15/28	845	824,270
3.65%, 04/05/29(a)	500	559,280
4.50%, 04/15/30	1,000	1,182,935
1.70%, 10/15/30	450	431,382
2.63%, 04/01/31	1,000	1,033,274
5.00%, 04/15/40	1,000	1,287,879
4.38%, 09/15/45	1,000	1,196,900
3.70%, 04/15/46	750	824,038
4.05%, 05/03/47	1,000	1,151,431
3.00%, 10/15/50	1,230	1,212,691
3.50%, 04/01/51	1,000	1,071,873

		35,410,665

Capital Markets — 0.8%
Ameriprise Financial, Inc.(a)
4.00%, 10/15/23	150	161,947
3.70%, 10/15/24	1,000	1,090,870
2.88%, 09/15/26	500	537,126
Ares Capital Corp.
4.20%, 06/10/24	500	537,169
3.25%, 07/15/25	875	920,358
3.88%, 01/15/26	1,000	1,071,241
2.88%, 06/15/28	1,030	1,045,471
Bank of New York Mellon Corp.
1.95%, 08/23/22(a)	1,000	1,019,181
1.85%, 01/27/23(a)	245	250,714
3.50%, 04/28/23	2,000	2,116,170
3.45%, 08/11/23	500	532,521
2.20%, 08/16/23	1,000	1,035,585
0.50%, 04/26/24	200	199,790
2.10%, 10/24/24	250	261,977
1.60%, 04/24/25(a)	2,000	2,053,717
2.80%, 05/04/26	70	75,258
3.25%, 05/16/27	750	823,888
3.85%, 04/28/28(a)	2,000	2,307,013
1.65%, 07/14/28(a)	300	301,280
3.30%, 08/23/29	1,000	1,109,469
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	2,000	2,202,435
Series G, 3.00%, 02/24/25	105	112,951
Brookfield Asset Management, Inc., 4.00%, 01/15/25(a)	2,250	2,460,538
Brookfield Finance, Inc.
4.00%, 04/01/24	150	162,091
4.25%, 06/02/26(a)	1,000	1,127,164
3.90%, 01/25/28	1,000	1,115,974
4.35%, 04/15/30(a)	2,000	2,309,020
2.72%, 04/15/31	2,800	2,882,410

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance, Inc. (continued)
4.70%, 09/20/47	$500	$610,008
Charles Schwab Corp.
0.75%, 03/18/24	1,000	1,005,657
3.00%, 03/10/25	80	85,738
3.85%, 05/21/25	1,000	1,105,842
0.90%, 03/11/26(a)	1,690	1,676,918
1.15%, 05/13/26	2,000	2,000,590
3.20%, 01/25/28(a)	1,000	1,102,022
2.00%, 03/20/28(a)	800	820,656
3.25%, 05/22/29(a)	200	220,651
4.63%, 03/22/30(a)	1,000	1,216,833
1.65%, 03/11/31(a)	2,000	1,941,467
2.30%, 05/13/31(a)	1,000	1,021,662
CI Financial Corp.
3.20%, 12/17/30	600	615,649
4.10%, 06/15/51	245	255,433
E*TRADE Financial Corp., 4.50%, 06/20/28	1,000	1,157,774
Franklin Resources, Inc., 2.80%, 09/15/22(a)	150	154,336
FS KKR Capital Corp.
4.63%, 07/15/24	500	539,390
4.13%, 02/01/25(a)	100	106,246
3.40%, 01/15/26	1,000	1,034,018
2.63%, 01/15/27	400	395,454
Invesco Finance PLC
4.00%, 01/30/24(a)	250	270,635
5.38%, 11/30/43	500	656,600
Jefferies Financial Group, Inc., 5.50%, 10/18/23(a)	2,150	2,312,513
Jefferies Group LLC
5.13%, 01/20/23	650	694,564
2.75%, 10/15/32(a)	2,000	2,008,429
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	1,000	1,163,177
4.15%, 01/23/30(a)	1,000	1,119,860
Kreditanstalt fuer Wiederaufbau
2.38%, 12/29/22	3,000	3,095,348
2.13%, 01/17/23	5,200	5,352,009
1.63%, 02/15/23	4,000	4,089,917
0.25%, 10/19/23(a)	7,000	6,983,932
2.63%, 02/28/24(a)	1,000	1,057,547
0.25%, 03/08/24	3,000	2,984,427
1.38%, 08/05/24	3,000	3,078,030
2.50%, 11/20/24	2,000	2,126,560
2.00%, 05/02/25	2,000	2,097,093
0.38%, 07/18/25	4,000	3,946,256
0.63%, 01/22/26	2,000	1,981,225
2.88%, 04/03/28(a)	5,000	5,540,150
1.75%, 09/14/29	1,500	1,546,627
0.75%, 09/30/30(a)	3,000	2,811,987
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	1,000	1,047,140
2.38%, 06/10/25	2,000	2,126,300
0.88%, 09/03/30	2,000	1,891,560
Lazard Group LLC, 4.38%, 03/11/29	1,000	1,136,529
Legg Mason, Inc., 5.63%, 01/15/44(a)	625	874,246
Nomura Holdings, Inc.
2.65%, 01/16/25	900	945,508

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc. (continued)
3.10%, 01/16/30(a)	$900	$944,436
2.68%, 07/16/30(a)	2,000	2,031,296
Northern Trust Corp.
3.65%, 08/03/28(a)	250	282,064
3.15%, 05/03/29	500	549,590
Oesterreichische Kontrollbank AG
2.88%, 03/13/23(a)	2,000	2,087,924
1.50%, 02/12/25	1,000	1,028,830
Owl Rock Capital Corp.
4.00%, 03/30/25	345	367,730
3.75%, 07/22/25	265	280,224
3.40%, 07/15/26	1,000	1,042,230
2.63%, 01/15/27	300	300,772
2.88%, 06/11/28	290	287,824
Prospect Capital Corp., 3.36%, 11/15/26	475	475,864
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	500	646,203
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	500	530,718
State Street Corp.
3.10%, 05/15/23(a)	250	262,688
3.30%, 12/16/24(a)	405	440,805
2.65%, 05/19/26	1,000	1,071,566
2.40%, 01/24/30(a)	300	312,419
(SOFR + 0.94%), 2.35%, 11/01/25(b)	1,450	1,524,024
(SOFR + 1.49%), 3.03%, 11/01/34(b)	200	212,928
(SOFR + 2.60%), 2.90%, 03/30/26(b)	1,000	1,067,699
(SOFR + 2.65%), 3.15%, 03/30/31(b)	1,000	1,093,061
TD Ameritrade Holding Corp.
3.63%, 04/01/25	1,000	1,091,620
2.75%, 10/01/29(a)	1,000	1,074,711

		128,835,067

Chemicals — 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25(a)	585	598,909
1.85%, 05/15/27(a)	415	426,288
2.05%, 05/15/30	430	438,315
2.70%, 05/15/40	495	502,015
2.80%, 05/15/50	645	644,686
Albemarle Corp., 4.15%, 12/01/24	250	273,523
Cabot Corp., 4.00%, 07/01/29	1,500	1,622,686
Dow Chemical Co.
4.55%, 11/30/25(a)	2,000	2,276,938
4.80%, 11/30/28(a)	300	359,186
4.25%, 10/01/34(a)	1,600	1,849,480
9.40%, 05/15/39	250	440,879
5.25%, 11/15/41	100	130,530
4.38%, 11/15/42	250	297,967
5.55%, 11/30/48	1,000	1,403,908
4.80%, 05/15/49	1,000	1,283,144
3.60%, 11/15/50(a)	1,000	1,080,493
DuPont de Nemours, Inc.
4.21%, 11/15/23	2,000	2,166,624
4.73%, 11/15/28(a)	1,500	1,788,367
5.32%, 11/15/38	750	991,881
5.42%, 11/15/48(a)	1,500	2,082,677
Eastman Chemical Co.
3.60%, 08/15/22	200	205,540
3.80%, 03/15/25	1,050	1,147,752

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co. (continued)
4.50%, 12/01/28(a)	$1,000	$1,163,664
4.80%, 09/01/42	250	305,487
4.65%, 10/15/44	1,000	1,208,150
Ecolab, Inc.
2.38%, 08/10/22(a)	500	510,454
3.25%, 01/14/23(a)	250	260,328
3.25%, 12/01/27(a)	1,000	1,107,768
4.80%, 03/24/30	500	611,690
1.30%, 01/30/31(a)	800	755,625
3.70%, 11/01/46	250	279,257
2.13%, 08/15/50	800	711,342
EI du Pont de Nemours and Co.
1.70%, 07/15/25	800	820,424
2.30%, 07/15/30(a)	800	821,525
Emerson Electric Co.(a)
2.63%, 02/15/23	350	360,969
2.75%, 10/15/50	1,000	996,414
FMC Corp.
3.20%, 10/01/26(a)	155	167,374
3.45%, 10/01/29	115	125,022
4.50%, 10/01/49(a)	165	200,422
Huntsman International LLC, 2.95%, 06/15/31	185	187,642
International Flavors & Fragrances, Inc.
4.45%, 09/26/28(a)	500	578,123
4.38%, 06/01/47	500	589,862
5.00%, 09/26/48(a)	500	646,617
Linde, Inc.
2.70%, 02/21/23	1,000	1,032,793
2.65%, 02/05/25	165	175,278
3.20%, 01/30/26(a)	250	273,626
1.10%, 08/10/30	900	845,411
2.00%, 08/10/50	705	605,681
LYB International Finance BV
4.00%, 07/15/23	255	272,494
5.25%, 07/15/43	75	96,982
4.88%, 03/15/44(a)	350	435,722
LYB International Finance II BV, 3.50%, 03/02/27	1,000	1,091,732
LYB International Finance III LLC
1.25%, 10/01/25	210	209,475
3.38%, 05/01/30	1,000	1,083,550
2.25%, 10/01/30(a)	675	674,004
3.38%, 10/01/40	535	553,902
4.20%, 10/15/49(a)	830	943,291
4.20%, 05/01/50	500	575,307
3.63%, 04/01/51(a)	730	770,628
3.80%, 10/01/60	545	576,230
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	900	1,080,835
Mosaic Co.(a)
4.25%, 11/15/23	1,000	1,074,049
4.05%, 11/15/27	1,000	1,121,172
5.45%, 11/15/33	250	313,014
Nutrien Ltd.
3.15%, 10/01/22(a)	1,050	1,077,785
1.90%, 05/13/23(a)	3,000	3,073,103
3.50%, 06/01/23(a)	250	261,780
3.63%, 03/15/24(a)	250	266,945
3.38%, 03/15/25(a)	1,395	1,502,700
3.00%, 04/01/25(a)	250	265,945
4.00%, 12/15/26	250	281,710
2.95%, 05/13/30	1,000	1,054,878

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd. (continued)
4.90%, 06/01/43	$500	$631,474
5.00%, 04/01/49	750	988,037
3.95%, 05/13/50(a)	1,000	1,150,738
PPG Industries, Inc.
2.40%, 08/15/24	1,000	1,047,350
1.20%, 03/15/26	420	418,930
2.80%, 08/15/29	1,000	1,063,620
Rohm & Haas Co., 7.85%, 07/15/29(a)	250	344,313
RPM International, Inc., 5.25%, 06/01/45(a)	250	311,334
Sherwin-Williams Co.
3.95%, 01/15/26(a)	500	557,898
3.45%, 06/01/27(a)	250	275,727
2.95%, 08/15/29(a)	620	664,371
4.50%, 06/01/47	1,000	1,250,808
3.80%, 08/15/49(a)	880	1,012,888
Westlake Chemical Corp.
3.60%, 08/15/26	500	544,939
3.38%, 06/15/30	300	322,866
5.00%, 08/15/46(a)	750	948,349

		67,543,611

Commercial Services & Supplies — 0.0%
GATX Corp.
3.25%, 09/15/26(a)	750	806,608
3.85%, 03/30/27	500	551,054
4.70%, 04/01/29(a)	1,000	1,169,519
1.90%, 06/01/31	2,000	1,904,142
3.10%, 06/01/51	400	383,609
George Washington University
4.87%, 09/15/45	100	134,890
Series 2014, 4.30%, 09/15/44	250	314,545
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	1,193	1,161,385

		6,425,752

Communications Equipment — 0.1%
Cisco Systems, Inc.
2.60%, 02/28/23	500	519,220
2.20%, 09/20/23	1,000	1,038,024
3.63%, 03/04/24(a)	1,000	1,081,762
2.95%, 02/28/26	1,500	1,629,364
2.50%, 09/20/26(a)	1,000	1,072,949
5.90%, 02/15/39	500	727,989
5.50%, 01/15/40(a)	850	1,197,163
Juniper Networks, Inc.
3.75%, 08/15/29(a)	500	555,457
5.95%, 03/15/41	500	664,603
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	500	582,662
4.60%, 05/23/29(a)	965	1,125,124
2.30%, 11/15/30	840	824,908
2.75%, 05/24/31	590	602,206

		11,621,431

Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 06/15/45	1,250	1,616,570

Consumer Discretionary — 0.0%
California Endowment, 2.50%, 04/01/51	84	80,857

Security	Par (000)	Value

Consumer Discretionary (continued)
Cintas Corp. No. 2, 3.70%, 04/01/27(a)	$500	$560,233
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	600	657,566
RELX Capital, Inc., 3.50%, 03/16/23	300	314,559

		1,613,215

Consumer Finance — 0.5%
American Express Co.
2.65%, 12/02/22	1,000	1,032,895
3.40%, 02/27/23(a)	2,000	2,093,891
3.70%, 08/03/23(a)	2,000	2,129,823
3.40%, 02/22/24(a)	3,000	3,209,221
2.50%, 07/30/24	655	690,137
3.00%, 10/30/24(a)	1,000	1,072,605
3.63%, 12/05/24(a)	300	327,780
3.13%, 05/20/26	3,000	3,274,588
4.05%, 12/03/42(a)	67	79,869
American Express Credit Corp., 3.30%, 05/03/27(a)	500	553,114
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	112	108,942
Automatic Data Processing, Inc.
1.70%, 05/15/28	580	584,936
1.25%, 09/01/30(a)	2,000	1,906,728
Block Financial LLC
2.50%, 07/15/28	510	512,075
3.88%, 08/15/30	1,000	1,081,097
Capital One Bank USA NA, 3.38%, 02/15/23(a)	350	366,217
Capital One Financial Corp.
3.20%, 01/30/23(a)	4,000	4,164,897
3.50%, 06/15/23	110	116,306
3.90%, 01/29/24(a)	1,000	1,079,220
3.75%, 04/24/24(a)	250	270,085
3.30%, 10/30/24	1,000	1,077,032
3.20%, 02/05/25	250	268,694
4.25%, 04/30/25(a)	2,000	2,228,482
4.20%, 10/29/25(a)	340	379,672
3.75%, 07/28/26	230	253,719
3.75%, 03/09/27	500	555,536
3.65%, 05/11/27(a)	2,000	2,219,951
3.80%, 01/31/28(a)	1,000	1,126,475
Discover Financial Services
3.95%, 11/06/24	350	381,452
3.75%, 03/04/25(a)	75	81,979
Equifax, Inc.
2.60%, 12/01/24	1,000	1,052,335
3.25%, 06/01/26	250	268,783
Global Payments, Inc.
4.00%, 06/01/23	1,000	1,062,095
4.80%, 04/01/26(a)	500	571,655
3.20%, 08/15/29	250	267,590
2.90%, 05/15/30	1,815	1,890,985
4.15%, 08/15/49	355	407,066
Mastercard, Inc.
3.38%, 04/01/24	250	269,622
2.00%, 03/03/25	1,200	1,254,614
3.30%, 03/26/27	235	259,942
3.50%, 02/26/28	1,000	1,123,249
2.95%, 06/01/29	1,500	1,637,330
3.35%, 03/26/30(a)	830	933,393

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc. (continued)
1.90%, 03/15/31	$515	$520,536
3.65%, 06/01/49	500	582,404
3.85%, 03/26/50	1,050	1,268,019
2.95%, 03/15/51	550	574,632
Moody’s Corp.
4.50%, 09/01/22	550	570,874
4.88%, 02/15/24	500	549,150
3.25%, 01/15/28	750	821,930
4.25%, 02/01/29(a)	1,000	1,157,843
3.25%, 05/20/50	135	141,096
2.55%, 08/18/60(a)	1,000	886,139
PayPal Holdings, Inc.
1.35%, 06/01/23	395	401,996
2.40%, 10/01/24	1,170	1,232,229
1.65%, 06/01/25	440	451,572
2.65%, 10/01/26(a)	1,000	1,073,905
2.85%, 10/01/29(a)	1,335	1,439,749
2.30%, 06/01/30	465	481,230
3.25%, 06/01/50(a)	585	636,346
S&P Global, Inc.(a)
2.50%, 12/01/29	320	335,377
1.25%, 08/15/30	430	407,001
3.25%, 12/01/49	225	241,745
2.30%, 08/15/60	850	728,056
Synchrony Financial
2.85%, 07/25/22	175	179,131
4.50%, 07/23/25(a)	190	212,479
3.95%, 12/01/27	1,000	1,114,709
5.15%, 03/19/29	500	591,823
Visa, Inc.
2.15%, 09/15/22	2,000	2,043,506
2.80%, 12/14/22	750	774,911
3.15%, 12/14/25	1,945	2,127,809
2.75%, 09/15/27(a)	1,150	1,243,202
2.05%, 04/15/30(a)	1,000	1,027,501
1.10%, 02/15/31(a)	1,400	1,324,792
4.15%, 12/14/35	500	614,694
2.70%, 04/15/40	1,000	1,033,730
4.30%, 12/14/45(a)	1,750	2,245,938
3.65%, 09/15/47	195	228,355
2.00%, 08/15/50	1,100	971,194
Western Union Co.
1.35%, 03/15/26(a)	900	893,844
2.75%, 03/15/31(a)	900	897,147
6.20%, 11/17/36	525	661,233

		76,913,904

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	275	281,135
2.69%, 05/25/31	285	290,676
Berry Global, Inc.(c)
1.57%, 01/15/26	1,000	1,000,300
1.65%, 01/15/27	500	495,670
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	1,000	1,161,125
Georgia-Pacific LLC, 8.88%, 05/15/31	525	828,615
International Paper Co.
3.80%, 01/15/26(a)	1,000	1,110,378
5.00%, 09/15/35(a)	250	313,738
7.30%, 11/15/39	250	386,703
4.80%, 06/15/44	250	318,347

Security	Par (000)	Value

Containers & Packaging (continued)
International Paper Co. (continued)
5.15%, 05/15/46	$1,000	$1,339,451
4.40%, 08/15/47(a)	250	312,716
4.35%, 08/15/48(a)	575	711,316
Packaging Corp. of America
4.50%, 11/01/23(a)	250	270,095
3.00%, 12/15/29	200	212,542
4.05%, 12/15/49(a)	650	763,661
Sonoco Products Co., 3.13%, 05/01/30(a)	1,300	1,386,030
Suzano Austria GmbH
6.00%, 01/15/29	1,000	1,190,050
3.75%, 01/15/31	2,000	2,090,000
WestRock MWV LLC, 8.20%, 01/15/30(a)	100	141,473
WRKCo, Inc.
4.65%, 03/15/26(a)	1,170	1,341,074
3.38%, 09/15/27	500	545,553
4.00%, 03/15/28(a)	1,000	1,129,077
4.90%, 03/15/29(a)	1,000	1,198,572

		18,818,297

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23	500	518,577
4.88%, 01/16/24(a)	1,000	1,088,640
2.88%, 08/14/24(a)	3,000	3,137,278
6.50%, 07/15/25(a)	1,000	1,172,913
1.75%, 01/30/26(a)	1,000	988,265
3.65%, 07/21/27(a)	1,000	1,068,283
3.88%, 01/23/28(a)	500	535,183
Air Lease Corp.
2.25%, 01/15/23	1,095	1,124,104
3.00%, 09/15/23(a)	500	522,660
4.25%, 02/01/24(a)	500	542,156
4.25%, 09/15/24	250	272,517
2.30%, 02/01/25(a)	375	387,668
3.25%, 03/01/25(a)	2,000	2,131,871
3.38%, 07/01/25	1,000	1,074,132
2.88%, 01/15/26	1,000	1,050,633
1.88%, 08/15/26	155	155,120
3.63%, 12/01/27(a)	200	214,819
3.25%, 10/01/29(a)	500	521,099
3.00%, 02/01/30	400	405,730
3.13%, 12/01/30	2,000	2,031,811
Aircastle Ltd.(a)
5.00%, 04/01/23	100	106,965
4.13%, 05/01/24	1,000	1,066,246
4.25%, 06/15/26	500	542,964
Ally Financial, Inc.
3.05%, 06/05/23	2,000	2,087,083
1.45%, 10/02/23	2,335	2,369,757
3.88%, 05/21/24	1,500	1,616,312
5.13%, 09/30/24(a)	2,300	2,591,119
4.63%, 03/30/25	1,500	1,679,486
5.80%, 05/01/25(a)	1,500	1,743,123
8.00%, 11/01/31(a)	700	1,005,934
Banco Santander SA
3.13%, 02/23/23	1,000	1,041,682
2.71%, 06/27/24	1,000	1,052,267
2.75%, 05/28/25	1,400	1,475,318
5.18%, 11/19/25	200	228,568
1.85%, 03/25/26	400	404,266

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Banco Santander SA (continued)
4.25%, 04/11/27	$2,000	$2,256,798
3.80%, 02/23/28	600	663,320
4.38%, 04/12/28	1,000	1,142,817
3.31%, 06/27/29(a)	600	652,873
3.49%, 05/28/30	800	863,849
2.75%, 12/03/30(a)	400	396,247
2.96%, 03/25/31	600	618,222
Bank of America Corp.
2.50%, 10/21/22(a)	1,000	1,006,698
3.30%, 01/11/23(a)	3,000	3,131,250
4.10%, 07/24/23(a)	4,000	4,297,935
4.00%, 04/01/24	500	545,462
4.20%, 08/26/24	1,750	1,918,411
4.00%, 01/22/25	750	823,097
3.88%, 08/01/25	2,250	2,499,874
4.45%, 03/03/26	1,340	1,521,965
3.50%, 04/19/26	645	710,570
4.25%, 10/22/26	1,290	1,456,621
3.25%, 10/21/27	1,375	1,491,517
6.11%, 01/29/37	350	478,244
7.75%, 05/14/38	200	315,664
5.88%, 02/07/42	1,100	1,582,241
5.00%, 01/21/44(a)	1,250	1,662,021
4.88%, 04/01/44	1,000	1,297,707
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,400	1,443,465
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(b)	1,000	1,050,677
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(b)	5,144	5,330,975
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	2,000	2,156,390
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)(b)	385	402,747
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(b)	500	512,436
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(a)(b)	1,500	1,599,387
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	1,000	1,068,784
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	3,500	3,573,478
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	5,544	6,038,023
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	1,000	1,095,224
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	1,000	1,127,247
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	1,000	1,065,268
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	4,965	5,345,131
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	1,000	1,053,391
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(a)(b)	600	696,381
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(b)	2,650	3,005,049
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,450	1,665,745

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	$1,000	$1,166,624
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	500	550,473
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	1,000	1,105,782
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	2,000	2,460,677
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)(b)	2,000	2,219,255
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	1,500	1,782,301
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	1,150	1,425,752
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	3,900	4,660,170
(SOFR + 0.41%), 0.52%, 06/14/24(b)	900	899,811
(SOFR + 0.69%), 0.98%, 04/22/25(b)	1,000	1,003,205
(SOFR + 0.74%), 0.81%, 10/24/24(b)	1,600	1,606,659
(SOFR + 0.91%), 1.66%, 03/11/27(b)	1,700	1,713,507
(SOFR + 0.96%), 1.73%, 07/22/27(b)	4,000	4,030,765
(SOFR + 1.01%), 1.20%, 10/24/26(a)(b)	1,100	1,089,461
(SOFR + 1.06%), 2.09%, 06/14/29(b)	2,000	2,016,183
(SOFR + 1.15%), 1.32%, 06/19/26(b)	1,700	1,703,718
(SOFR + 1.22%), 2.65%, 03/11/32(b)	1,700	1,745,814
(SOFR + 1.32%), 2.69%, 04/22/32(b)	3,145	3,235,559
(SOFR + 1.37%), 1.92%, 10/24/31(b)	1,700	1,656,744
(SOFR + 1.53%), 1.90%, 07/23/31(b)	2,000	1,944,496
(SOFR + 1.58%), 3.31%, 04/22/42(b)	3,000	3,174,301
(SOFR + 1.65%), 3.48%, 03/13/52(a)(b)	715	780,337
(SOFR + 1.88%), 2.83%, 10/24/51(a)(b)	815	794,760
(SOFR + 1.93%), 2.68%, 06/19/41(b)	3,000	2,911,498
(SOFR + 2.15%), 2.59%, 04/29/31(b)	2,700	2,783,530
Series L, 3.95%, 04/21/25	2,155	2,365,003
Series L, 4.18%, 11/25/27	1,000	1,120,397
Bank of Nova Scotia
2.45%, 09/19/22(a)	2,000	2,052,006
2.00%, 11/15/22(a)	1,000	1,022,609
2.38%, 01/18/23(a)	475	489,746
3.40%, 02/11/24(a)	1,000	1,072,144
2.20%, 02/03/25(a)	2,000	2,084,074
4.50%, 12/16/25(a)	250	283,182
1.35%, 06/24/26	2,000	1,999,884
2.70%, 08/03/26(a)	500	535,082
2.15%, 08/01/31	2,000	1,991,232
Barclays PLC
3.68%, 01/10/23	1,500	1,525,658
3.65%, 03/16/25(a)	450	487,251
4.38%, 01/12/26	2,000	2,239,382
5.20%, 05/12/26(a)	1,000	1,142,140
4.34%, 01/10/28	750	838,597
4.84%, 05/09/28	1,000	1,124,184
5.25%, 08/17/45(a)	250	332,566
4.95%, 01/10/47	1,000	1,292,439
(1 year CMT + 1.20%), 2.67%, 03/10/32(b)	2,000	2,010,886
(1 year CMT + 1.90%), 2.65%, 06/24/31(a)(b)	2,000	2,027,028
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(b)	2,000	2,132,372
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)	4,000	4,318,014

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Barclays PLC (continued)
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	$2,250	$2,634,697
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	1,000	1,165,487
(5 year CMT + 2.90%), 3.56%, 09/23/35(a)(b)	1,000	1,041,840
(SOFR + 2.71%), 2.85%, 05/07/26(b)	500	528,236
BNP Paribas SA(a)
3.25%, 03/03/23	250	261,938
4.25%, 10/15/24	500	553,569
Cboe Global Markets, Inc., 1.63%, 12/15/30(a)	1,700	1,636,707
Citigroup, Inc.
4.05%, 07/30/22	250	259,738
2.70%, 10/27/22(a)	3,500	3,601,754
3.50%, 05/15/23(a)	3,500	3,689,866
3.88%, 10/25/23	3,000	3,237,324
3.88%, 03/26/25	500	548,532
3.30%, 04/27/25	155	168,528
4.40%, 06/10/25	500	558,410
5.50%, 09/13/25(a)	1,000	1,164,790
3.70%, 01/12/26(a)	1,000	1,105,863
4.60%, 03/09/26	750	853,650
3.40%, 05/01/26	500	545,780
3.20%, 10/21/26	2,500	2,708,151
4.30%, 11/20/26(a)	150	169,329
4.45%, 09/29/27	3,000	3,427,488
4.13%, 07/25/28	750	844,907
6.63%, 06/15/32	100	136,178
6.13%, 08/25/36	184	254,517
8.13%, 07/15/39	575	993,326
5.88%, 01/30/42	2,500	3,589,186
6.68%, 09/13/43	250	383,828
5.30%, 05/06/44	500	673,282
4.65%, 07/30/45(a)	750	965,570
4.75%, 05/18/46	1,500	1,909,084
4.65%, 07/23/48	1,500	1,964,169
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	4,000	4,262,211
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(b)	1,500	1,538,512
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(a)(b)	2,000	2,190,172
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	2,500	2,831,617
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	1,000	1,102,881
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	1,000	1,112,946
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	1,000	1,242,923
(SOFR + 0.67%), 0.98%, 05/01/25(b)	690	691,642
(SOFR + 0.77%), 1.12%, 01/28/27(b)	2,200	2,168,850
(SOFR + 0.77%), 1.46%, 06/09/27(b)	3,205	3,191,202
(SOFR + 1.15%), 2.67%, 01/29/31(a)(b)	1,000	1,032,031
(SOFR + 1.17%), 2.56%, 05/01/32(b)	1,205	1,226,632
(SOFR + 1.42%), 2.98%, 11/05/30(a)(b)	1,000	1,059,182
(SOFR + 1.67%), 1.68%, 05/15/24(b)	1,000	1,021,131
(SOFR + 2.11%), 2.57%, 06/03/31(b)	1,500	1,542,033
(SOFR + 2.84%), 3.11%, 04/08/26(b)	1,400	1,498,270
(SOFR + 3.91%), 4.41%, 03/31/31(b)	2,400	2,802,402

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(SOFR + 4.55%), 5.32%, 03/26/41(a)(b)	$2,400	$3,209,393
Clorox Co.
3.05%, 09/15/22	50	51,282
3.50%, 12/15/24	250	271,789
3.10%, 10/01/27(a)	500	545,476
CME Group, Inc.
3.00%, 09/15/22	1,000	1,031,925
3.00%, 03/15/25	1,250	1,338,608
3.75%, 06/15/28(a)	1,000	1,138,994
5.30%, 09/15/43(a)	100	144,039
Credit Suisse Group AG
3.80%, 06/09/23	1,000	1,059,776
3.75%, 03/26/25(a)	2,500	2,711,766
4.55%, 04/17/26(a)	2,250	2,548,377
4.88%, 05/15/45(a)	1,500	1,893,794
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	500	520,291
Deutsche Bank AG
3.95%, 02/27/23(a)	2,000	2,100,115
0.90%, 05/28/24	330	328,497
4.10%, 01/13/26	350	383,531
1.69%, 03/19/26	570	575,407
(SOFR + 1.72%), 3.04%, 05/28/32(b)	475	483,003
(SOFR + 1.87%), 2.13%, 11/24/26(b)	1,405	1,425,663
(SOFR + 2.16%), 2.22%, 09/18/24(b)	1,435	1,473,775
Deutsche Bank AG, London, 3.70%, 05/30/24(a)	215	230,830
Deutsche Bank AG, New York(b)
(SOFR + 2.58%), 3.96%, 11/26/25	800	864,874
(SOFR + 3.04%), 3.55%, 09/18/31	855	910,120
GE Capital Funding LLC
3.45%, 05/15/25	2,000	2,176,538
4.05%, 05/15/27	1,500	1,697,680
4.40%, 05/15/30	2,000	2,330,665
4.55%, 05/15/32	1,000	1,193,718
GE Capital International Funding Co.
3.37%, 11/15/25	2,427	2,648,168
4.42%, 11/15/35	5,685	6,813,367
Goldman Sachs Group, Inc.
3.63%, 01/22/23(a)	150	157,471
3.63%, 02/20/24	1,000	1,071,968
4.00%, 03/03/24(a)	3,425	3,719,981
3.85%, 07/08/24(a)	500	540,832
3.50%, 01/23/25	3,750	4,054,484
3.50%, 04/01/25	1,915	2,077,578
3.75%, 05/22/25	2,250	2,461,377
4.25%, 10/21/25	1,050	1,173,804
3.75%, 02/25/26(a)	380	420,391
3.50%, 11/16/26(a)	2,000	2,174,803
5.95%, 01/15/27	250	304,018
3.85%, 01/26/27(a)	2,000	2,203,826
2.60%, 02/07/30	2,000	2,075,362
3.80%, 03/15/30	2,600	2,922,126
6.75%, 10/01/37(a)	1,650	2,402,685
6.25%, 02/01/41	1,000	1,487,951
4.80%, 07/08/44	1,250	1,632,197
5.15%, 05/22/45	1,500	2,005,709
4.75%, 10/21/45	1,750	2,288,177
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(b)	2,000	2,050,185

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	$2,000	$2,236,769
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)(b)	1,000	1,069,784
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	3,000	3,421,487
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(a)(b)	2,000	2,345,234
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(a)(b)	2,400	2,922,085
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	2,500	2,760,271
(SOFR + 0.51%), 0.66%, 09/10/24(b)	2,000	1,996,700
(SOFR + 0.57%), 0.67%, 03/08/24(b)	1,500	1,502,680
(SOFR + 0.80%), 1.43%, 03/09/27(a)(b)	2,500	2,492,952
(SOFR + 0.82%), 1.54%, 09/10/27(b)	2,000	1,994,371
(SOFR + 1.09%), 1.99%, 01/27/32(b)	1,460	1,417,944
(SOFR + 1.28%), 2.62%, 04/22/32(b)	3,355	3,427,358
(SOFR + 1.51%), 3.21%, 04/22/42(b)	1,000	1,046,226
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(b)	3,000	2,953,420
HSBC Holdings PLC
3.60%, 05/25/23	3,750	3,970,635
4.25%, 03/14/24	500	541,629
4.25%, 08/18/25	500	553,980
4.30%, 03/08/26(a)	1,000	1,127,937
3.90%, 05/25/26	3,000	3,336,388
4.38%, 11/23/26	2,000	2,255,200
4.95%, 03/31/30(a)	1,353	1,632,816
6.50%, 05/02/36(a)	200	275,943
6.50%, 09/15/37	750	1,043,271
6.80%, 06/01/38(a)	250	358,676
6.10%, 01/14/42(a)	1,000	1,456,830
5.25%, 03/14/44(a)	1,250	1,619,949
(3 mo. LIBOR US + 0.92%), 3.03%, 11/22/23(b)	2,000	2,071,518
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(b)	3,380	3,590,518
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	1,000	1,075,284
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(b)	3,000	3,338,646
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(a)(b)	3,000	3,467,278
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(b)	3,000	3,327,177
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	3,000	3,357,829
(SOFR + 0.71%), 0.98%, 05/24/25(b)	560	559,530
(SOFR + 1.19%), 2.80%, 05/24/32(a)(b)	2,730	2,801,660
(SOFR + 1.40%), 2.63%, 11/07/25(a)(b)	1,000	1,049,533
(SOFR + 1.54%), 1.65%, 04/18/26(a)(b)	1,740	1,763,329
(SOFR + 1.73%), 2.01%, 09/22/28(a)(b)	1,000	1,003,407
(SOFR + 1.95%), 2.36%, 08/18/31(b)	2,000	2,001,364
(SOFR + 2.39%), 2.85%, 06/04/31(a)(b)	2,000	2,076,337
Intercontinental Exchange, Inc.
2.35%, 09/15/22	1,000	1,021,263
4.00%, 10/15/23(a)	2,000	2,154,948
3.75%, 12/01/25	1,115	1,236,397
3.75%, 09/21/28(a)	1,135	1,277,280

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
2.10%, 06/15/30	$770	$763,077
1.85%, 09/15/32	165	156,151
2.65%, 09/15/40(a)	1,000	958,370
4.25%, 09/21/48	500	588,667
3.00%, 06/15/50	435	427,476
3.00%, 09/15/60(a)	1,550	1,494,391
International Lease Finance Corp., 5.88%, 08/15/22	1,000	1,058,225
John Deere Capital Corp.
0.55%, 07/05/22	2,000	2,007,741
2.15%, 09/08/22	1,000	1,021,852
2.80%, 03/06/23(a)	500	520,988
3.45%, 06/07/23(a)	2,000	2,120,157
3.45%, 01/10/24	1,000	1,075,729
0.45%, 01/17/24	250	249,721
0.45%, 06/07/24	405	403,731
2.05%, 01/09/25	1,000	1,045,609
0.70%, 01/15/26(a)	900	891,304
1.05%, 06/17/26	2,000	1,995,191
2.25%, 09/14/26	500	526,260
3.05%, 01/06/28	300	328,913
1.50%, 03/06/28	250	248,484
2.80%, 07/18/29(a)	630	679,434
2.45%, 01/09/30	300	315,907
1.45%, 01/15/31	900	869,644
2.00%, 06/17/31	2,000	2,021,580
JPMorgan Chase & Co.
3.25%, 09/23/22	3,200	3,315,372
2.97%, 01/15/23(a)	2,000	2,028,308
3.20%, 01/25/23	3,150	3,290,360
3.38%, 05/01/23	3,500	3,684,290
2.70%, 05/18/23(a)	2,500	2,599,313
3.63%, 05/13/24(a)	1,000	1,084,254
3.88%, 09/10/24(a)	1,300	1,417,091
3.13%, 01/23/25	1,250	1,341,387
3.90%, 07/15/25(a)	2,250	2,488,741
3.30%, 04/01/26(a)	500	546,894
3.20%, 06/15/26(a)	1,000	1,088,575
2.95%, 10/01/26(a)	3,000	3,228,231
7.63%, 10/15/26	500	654,373
4.13%, 12/15/26	250	282,779
4.25%, 10/01/27(a)	500	569,734
3.63%, 12/01/27	1,000	1,098,845
6.40%, 05/15/38	1,100	1,613,386
5.50%, 10/15/40	125	171,316
5.60%, 07/15/41	550	771,228
5.40%, 01/06/42	400	548,079
5.63%, 08/16/43(a)	500	705,437
4.85%, 02/01/44	100	131,117
4.95%, 06/01/45(a)	1,250	1,654,529
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(b)	1,500	1,581,688
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(a)(b)	2,500	2,663,822
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(a)(b)	1,000	1,102,171
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	4,000	4,522,153
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	2,000	2,124,661

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	$1,000	$1,116,682
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(a)(b)	1,750	2,033,700
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	1,175	1,350,362
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	2,500	2,923,389
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(b)	2,000	2,220,902
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	1,000	1,151,966
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	1,750	1,924,063
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	2,500	2,933,711
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)(b)	1,500	1,777,182
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	1,000	1,213,733
(SOFR + 0.54%), 0.82%, 06/01/25(b)	1,305	1,302,499
(SOFR + 0.58%), 0.97%, 06/23/25(b)	1,000	1,001,182
(SOFR + 0.89%), 1.58%, 04/22/27(b)	300	301,554
(SOFR + 1.02%), 2.07%, 06/01/29(b)	1,400	1,411,005
(SOFR + 1.07%), 1.95%, 02/04/32(b)	2,000	1,942,397
(SOFR + 1.11%), 1.76%, 11/19/31(b)	1,000	959,011
(SOFR + 1.16%), 2.30%, 10/15/25(b)	500	520,760
(SOFR + 1.25%), 2.58%, 04/22/32(b)	1,465	1,503,588
(SOFR + 1.46%), 1.51%, 06/01/24(b)	2,000	2,039,433
(SOFR + 1.46%), 3.16%, 04/22/42(b)	2,300	2,394,140
(SOFR + 1.51%), 2.74%, 10/15/30(a)(b)	3,000	3,139,818
(SOFR + 1.51%), 2.53%, 11/19/41(b)	1,500	1,429,578
(SOFR + 1.58%), 3.33%, 04/22/52(b)	2,700	2,883,093
(SOFR + 1.59%), 2.01%, 03/13/26(b)	1,300	1,342,120
(SOFR + 1.85%), 2.08%, 04/22/26(b)	3,100	3,205,537
(SOFR + 2.04%), 2.52%, 04/22/31(a)(b)	1,600	1,646,389
(SOFR + 2.44%), 3.11%, 04/22/51(b)	2,700	2,785,606
(SOFR + 2.46%), 3.11%, 04/22/41(b)	1,100	1,141,187
(SOFR + 2.52%), 2.96%, 05/13/31(b)	2,000	2,101,013
(SOFR + 3.79%), 4.49%, 03/24/31(b)	4,000	4,737,106
Kimberly-Clark Corp.
2.65%, 03/01/25	85	90,246
2.75%, 02/15/26(a)	500	542,677
5.30%, 03/01/41	250	342,488
3.20%, 07/30/46(a)	210	228,686
3.90%, 05/04/47(a)	750	907,759
2.88%, 02/07/50(a)	800	823,267
Lloyds Banking Group PLC
4.05%, 08/16/23(a)	500	536,046
3.90%, 03/12/24	500	541,821
4.50%, 11/04/24	2,000	2,212,453
4.45%, 05/08/25	500	561,084
4.58%, 12/10/25	250	280,909
4.65%, 03/24/26(a)	750	849,048
4.38%, 03/22/28	1,000	1,148,443
4.55%, 08/16/28	2,000	2,329,698
5.30%, 12/01/45	850	1,120,384
4.34%, 01/09/48(a)	1,300	1,517,803
(1 year CMT + 1.00%), 2.44%, 02/05/26(b)	340	354,560

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC (continued)
(1 year CMT + 3.50%), 3.87%, 07/09/25(b)	$1,000	$1,083,371
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	500	546,887
(3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(b)	1,000	1,031,111
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	2,000	2,049,261
2.67%, 07/25/22	1,000	1,024,803
3.46%, 03/02/23	3,000	3,150,946
3.76%, 07/26/23(a)	1,500	1,602,591
2.80%, 07/18/24	1,000	1,058,894
2.19%, 02/25/25	500	520,367
3.85%, 03/01/26	500	558,963
2.76%, 09/13/26	250	265,971
3.29%, 07/25/27(a)	1,000	1,099,342
3.96%, 03/02/28(a)	1,000	1,136,892
3.74%, 03/07/29	2,000	2,255,645
2.56%, 02/25/30	2,000	2,082,312
2.05%, 07/17/30(a)	2,000	1,993,045
4.29%, 07/26/38	250	305,415
3.75%, 07/18/39(a)	1,010	1,150,136
(1 year CMT + 0.68%), 0.85%, 09/15/24(b)	2,000	2,010,585
Mizuho Financial Group, Inc.
3.55%, 03/05/23(a)	2,000	2,103,624
3.17%, 09/11/27(a)	1,000	1,089,650
(1 year CMT + 0.67%), 1.23%, 05/22/27(b)	2,000	1,970,638
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(a)(b)	2,000	2,142,580
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(a)(b)	1,000	1,076,142
(SOFR + 0.87%), 0.85%, 09/08/24(b)	2,000	2,009,641
(SOFR + 1.25%), 1.24%, 07/10/24(b)	800	811,025
(SOFR + 1.36%), 2.56%, 09/13/25(b)	905	947,481
(SOFR + 1.57%), 2.87%, 09/13/30(b)	500	524,882
(SOFR + 1.77%), 2.20%, 07/10/31(b)	1,000	998,232
Morgan Stanley
4.88%, 11/01/22	500	528,227
3.13%, 01/23/23	3,500	3,649,149
3.75%, 02/25/23(a)	500	526,907
4.10%, 05/22/23	250	266,197
3.70%, 10/23/24	1,500	1,636,499
4.00%, 07/23/25(a)	2,005	2,230,073
5.00%, 11/24/25(a)	1,250	1,441,095
3.88%, 01/27/26(a)	1,750	1,956,492
3.13%, 07/27/26	500	541,739
4.35%, 09/08/26(a)	1,500	1,698,399
3.63%, 01/20/27(a)	2,000	2,217,640
3.95%, 04/23/27	250	279,342
7.25%, 04/01/32(a)	50	72,689
6.38%, 07/24/42(a)	1,050	1,610,683
4.30%, 01/27/45(a)	1,000	1,235,863
4.38%, 01/22/47(a)	1,500	1,879,036
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(b)	4,000	4,230,423
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)	3,000	3,366,983
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	2,250	2,492,441

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	$3,000	$3,704,017
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)(b)	1,000	1,174,385
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)(b)	750	878,168
(SOFR + 0.46%), 0.53%, 01/25/24(b)	2,500	2,498,733
(SOFR + 0.47%), 0.56%, 11/10/23(b)	1,700	1,702,146
(SOFR + 0.53%), 0.79%, 05/30/25(b)	2,305	2,296,865
(SOFR + 0.72%), 0.99%, 12/10/26(b)	1,800	1,771,606
(SOFR + 0.88%), 1.59%, 05/04/27(b)	125	125,884
(SOFR + 1.02%), 1.93%, 04/28/32(b)	3,100	3,013,288
(SOFR + 1.03%), 1.79%, 02/13/32(b)	1,980	1,902,408
(SOFR + 1.14%), 2.70%, 01/22/31(b)	4,000	4,187,210
(SOFR + 1.15%), 2.72%, 07/22/25(b)	605	636,325
(SOFR + 1.43%), 2.80%, 01/25/52(b)	1,285	1,259,812
(SOFR + 1.49%), 3.22%, 04/22/42(b)	35	37,102
(SOFR + 1.99%), 2.19%, 04/28/26(a)(b)	3,430	3,561,375
(SOFR + 3.12%), 3.62%, 04/01/31(b)	4,020	4,487,342
(SOFR + 4.84%), 5.60%, 03/24/51(b)	1,000	1,488,324
Series F, 3.88%, 04/29/24(a)	250	271,906
Nasdaq, Inc.
4.25%, 06/01/24(a)	250	273,409
3.85%, 06/30/26	600	667,601
1.65%, 01/15/31	2,500	2,361,646
3.25%, 04/28/50	1,000	1,002,618
Natwest Group PLC
3.88%, 09/12/23	1,000	1,068,245
6.00%, 12/19/23	1,000	1,121,637
4.80%, 04/05/26	1,000	1,144,935
(1 year CMT + 0.90%), 1.64%, 06/14/27(b)	695	694,913
(1 year CMT + 2.15%), 2.36%, 05/22/24(b)	385	396,686
(1 year CMT + 2.55%), 3.07%, 05/22/28(b)	580	612,052
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(a)(b)	2,000	2,147,162
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	1,000	1,171,109
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(a)(b)	1,000	1,084,684
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	1,000	1,144,715
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(a)(b)	1,000	1,185,468
(5 year CMT + 2.10%), 3.75%, 11/01/29(b)	2,290	2,433,125
(5 year CMT + 2.35%), 3.03%, 11/28/35(b)	300	300,480
ORIX Corp., 2.25%, 03/09/31(a)	500	503,931
Rexford Industrial Realty LP, 2.13%, 12/01/30(a)	400	384,443
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	4,000	4,169,012
3.75%, 07/19/23	500	533,208
3.94%, 10/16/23(a)	1,000	1,078,754
2.45%, 09/27/24(a)	2,000	2,097,861
2.35%, 01/15/25(a)	2,000	2,088,979
1.47%, 07/08/25(a)	2,000	2,019,651
3.78%, 03/09/26(a)	500	556,321
2.63%, 07/14/26	1,000	1,062,569
3.01%, 10/19/26(a)	250	269,677
3.36%, 07/12/27	1,000	1,100,766
3.35%, 10/18/27	500	548,401

Security	Par (000)	Value

Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.54%, 01/17/28(a)	$2,000	$2,210,907
3.04%, 07/16/29	920	987,334
3.20%, 09/17/29(a)	500	532,089
2.72%, 09/27/29(a)	1,000	1,051,347
2.13%, 07/08/30	2,000	2,010,828
1.71%, 01/12/31(a)	900	875,957

		716,062,127

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
2.63%, 12/01/22(a)	2,000	2,052,260
4.05%, 12/15/23(a)	2,500	2,707,668
4.45%, 04/01/24(a)	2,500	2,729,863
3.95%, 01/15/25(a)	500	551,811
3.40%, 05/15/25	1,000	1,089,035
4.13%, 02/17/26	1,000	1,123,993
1.70%, 03/25/26(a)	700	707,397
1.65%, 02/01/28	1,100	1,091,808
4.35%, 03/01/29(a)	2,000	2,315,714
4.30%, 02/15/30(a)	3,000	3,467,476
2.75%, 06/01/31(a)	2,000	2,078,977
2.25%, 02/01/32(a)	1,400	1,374,044
2.55%, 12/01/33(c)	5,518	5,466,361
4.50%, 05/15/35	1,310	1,537,704
4.90%, 08/15/37	750	924,139
4.85%, 03/01/39	2,000	2,429,346
5.35%, 09/01/40	1	1,290
3.50%, 06/01/41	1,000	1,038,767
4.90%, 06/15/42	350	422,303
3.10%, 02/01/43	1,600	1,567,761
4.65%, 06/01/44	250	294,484
4.75%, 05/15/46	1,000	1,214,526
4.50%, 03/09/48	1,000	1,179,352
3.65%, 06/01/51(a)	1,000	1,038,152
3.30%, 02/01/52	800	778,325
3.50%, 09/15/53(c)	4,624	4,645,597
3.55%, 09/15/55(a)(c)	11,407	11,445,246
3.80%, 12/01/57(c)	4,577	4,768,696
3.65%, 09/15/59(c)	7,181	7,282,242
3.85%, 06/01/60	1,000	1,053,953
3.50%, 02/01/61(a)	600	591,898
British Telecommunications PLC
5.13%, 12/04/28(a)	1,000	1,188,884
9.63%, 12/15/30	900	1,393,203
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,650	2,472,422
Telefonica Emisiones SAU
4.57%, 04/27/23	1,200	1,285,358
4.10%, 03/08/27(a)	1,000	1,125,553
7.05%, 06/20/36	75	107,982
4.67%, 03/06/38	1,000	1,175,964
5.21%, 03/08/47	1,750	2,184,481
4.90%, 03/06/48	1,500	1,796,148
5.52%, 03/01/49(a)	500	650,606
Telefonica Europe BV, 8.25%, 09/15/30	300	439,615
Verizon Communications, Inc.
4.15%, 03/15/24	2,000	2,175,809
0.75%, 03/22/24(a)	665	667,858
3.50%, 11/01/24(a)	500	540,937

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.38%, 02/15/25(a)	$2,992	$3,250,372
0.85%, 11/20/25	2,900	2,868,246
1.45%, 03/20/26	705	710,995
2.63%, 08/15/26	900	956,324
4.13%, 03/16/27(a)	2,750	3,131,807
2.10%, 03/22/28	810	826,941
4.33%, 09/21/28	2,164	2,517,901
3.88%, 02/08/29(a)	2,000	2,284,862
4.02%, 12/03/29(a)	3,000	3,439,854
3.15%, 03/22/30(a)	1,000	1,079,771
1.68%, 10/30/30	4,000	3,819,412
1.75%, 01/20/31	3,000	2,875,014
2.55%, 03/21/31(a)	1,420	1,451,418
4.50%, 08/10/33	1,750	2,091,194
4.40%, 11/01/34	1,500	1,786,810
4.27%, 01/15/36	1,250	1,487,281
4.81%, 03/15/39(a)	596	754,940
2.65%, 11/20/40	2,000	1,924,634
3.40%, 03/22/41	1,515	1,602,632
4.75%, 11/01/41	3,000	3,784,627
3.85%, 11/01/42(a)	250	283,748
4.86%, 08/21/46	2,000	2,587,578
4.52%, 09/15/48	4,000	4,948,248
5.01%, 04/15/49	194	256,252
4.00%, 03/22/50	1,000	1,148,416
2.88%, 11/20/50(a)	2,500	2,374,793
3.55%, 03/22/51	665	710,464
5.01%, 08/21/54	500	683,557
4.67%, 03/15/55	500	643,213
2.99%, 10/30/56	4,978	4,679,507
3.00%, 11/20/60	2,400	2,240,134
3.70%, 03/22/61	2,365	2,533,053

		151,909,006

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	171	196,252
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50(a)	300	320,226
California Institute of Technology, 3.65%, 09/01/19(a)	1,000	1,114,497
Duke University
Series 2020, 2.68%, 10/01/44	300	311,415
Series 2020, 2.83%, 10/01/55(a)	253	262,004
Emory University, Series 2020, 2.97%, 09/01/50	350	365,489
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50(a)	60	57,684
Series 2020, 2.82%, 06/01/70	125	125,418
George Washington University, Series 2018, 4.13%, 09/15/48	164	203,560
Georgetown University
Series 20A, 2.94%, 04/01/50	104	104,613
Series A, 5.22%, 12/31/99	62	93,515
Series B, 4.32%, 04/01/49(a)	40	50,103
Leland Stanford Junior University
3.65%, 05/01/48	750	902,862
2.41%, 06/01/50	300	290,985
Massachusetts Institute of Technology 4.68%, 12/31/99	300	436,238

Security	Par (000)	Value

Education (continued)
Massachusetts Institute of Technology (continued)
Series F, 2.99%, 07/01/50(a)	$289	$314,577
Series G, 2.29%, 07/01/51	157	152,051
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	51,712
Northwestern University
3.87%, 12/01/48	100	119,845
Series 2017, 3.66%, 12/01/57	58	70,636
Series 2020, 2.64%, 12/01/50(a)	85	86,009
President and Fellows of Harvard College
3.15%, 07/15/46	175	196,154
2.52%, 10/15/50	204	204,097
3.30%, 07/15/56(a)	700	802,712
Trustees of Boston College, 3.13%, 07/01/52	500	528,596
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	35	42,927
Trustees of Princeton University 5.70%, 03/01/39	500	725,864
Series 2020, 2.52%, 07/01/50	420	415,508
Trustees of the University of Pennsylvania 3.61%, 02/15/19	160	180,895
Series 2020, 2.40%, 10/01/50	146	139,635
University of Chicago (The), Series C, 2.55%, 04/01/50(a)	137	132,574
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	127,927
University of Southern California
3.03%, 10/01/39(a)	200	214,117
2.81%, 10/01/50	134	135,991
2.95%, 10/01/51	500	516,855
Series A, 3.23%, 10/01/20	130	128,884
William Marsh Rice University, 3.77%, 05/15/55	300	372,509
Yale University
Series 2020, 1.48%, 04/15/30	152	149,752
Series 2020, 2.40%, 04/15/50	175	169,813

		10,814,501

Electric Utilities — 1.9%
AEP Texas, Inc.
2.40%, 10/01/22	1,000	1,022,566
3.95%, 06/01/28(a)	500	563,264
3.45%, 05/15/51	1,000	1,033,271
Series H, 3.45%, 01/15/50	250	258,431
AEP Transmission Co. LLC
3.10%, 12/01/26(a)	500	542,838
3.80%, 06/15/49	1,000	1,154,235
3.15%, 09/15/49	135	140,609
Series M, 3.65%, 04/01/50	500	565,497
AES Corp.(c)
1.38%, 01/15/26	1,000	990,189
2.45%, 01/15/31	500	494,705
Alabama Power Co.
3.75%, 03/01/45	250	282,855
4.30%, 01/02/46(a)	250	304,456
3.45%, 10/01/49	185	200,797
3.13%, 07/15/51	600	614,859
Series 20-A, 1.45%, 09/15/30(a)	1,000	954,131
Series B, 3.70%, 12/01/47(a)	2,500	2,823,886
Ameren Corp.
2.50%, 09/15/24	635	667,739

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Ameren Corp. (continued)
3.50%, 01/15/31(a)	$1,000	$1,094,931
Ameren Illinois Co.
2.70%, 09/01/22	100	102,166
4.30%, 07/01/44(a)	250	299,485
4.15%, 03/15/46(a)	500	604,022
3.25%, 03/15/50(a)	150	162,146
2.90%, 06/15/51	600	606,087
American Electric Power Co., Inc.
2.30%, 03/01/30	300	303,201
3.25%, 03/01/50(a)	1,000	999,648
Series F, 2.95%, 12/15/22(a)	500	514,425
Series J, 4.30%, 12/01/28(a)	500	575,435
Series N, 1.00%, 11/01/25(a)	500	494,919
Appalachian Power Co., 4.40%, 05/15/44	250	295,680
Arizona Public Service Co.
3.15%, 05/15/25	250	268,438
2.60%, 08/15/29	500	522,940
5.05%, 09/01/41(a)	250	326,014
4.20%, 08/15/48	250	301,926
3.50%, 12/01/49	1,100	1,203,421
Baltimore Gas & Electric Co.
2.40%, 08/15/26(a)	1,000	1,052,053
6.35%, 10/01/36	250	359,964
3.50%, 08/15/46	700	772,761
3.20%, 09/15/49	225	235,380
2.90%, 06/15/50(a)	450	448,007
Baltimore Gas and Electric Co., 2.25%, 06/15/31	320	323,043
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	500	534,157
3.50%, 02/01/25(a)	110	118,825
4.05%, 04/15/25(a)	2,000	2,220,679
3.25%, 04/15/28(a)	500	549,587
3.70%, 07/15/30	500	566,754
1.65%, 05/15/31	845	811,017
6.13%, 04/01/36	250	351,519
5.15%, 11/15/43	250	330,467
4.50%, 02/01/45	400	492,745
3.80%, 07/15/48	500	571,801
4.45%, 01/15/49	2,000	2,493,766
4.25%, 10/15/50	1,000	1,217,274
2.85%, 05/15/51	900	870,732
59562VAP2, 5.95%, 05/15/37	1,000	1,380,921
Black Hills Corp.
3.95%, 01/15/26(a)	200	220,141
3.05%, 10/15/29	415	441,655
2.50%, 06/15/30(a)	55	55,981
4.35%, 05/01/33	400	465,786
3.88%, 10/15/49(a)	350	378,052
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	100	111,991
3.95%, 03/01/48	250	298,526
3.35%, 04/01/51	500	547,928
Series AD, 2.90%, 07/01/50	290	294,143
CenterPoint Energy, Inc.
2.50%, 09/01/24(a)	425	444,432
1.45%, 06/01/26	240	240,171
4.25%, 11/01/28(a)	2,000	2,299,294
2.95%, 03/01/30(a)	1,000	1,054,340
2.65%, 06/01/31	810	825,110
3.70%, 09/01/49(a)	250	265,671

Security	Par (000)	Value

Electric Utilities (continued)
Cleco Corporate Holdings LLC
3.74%, 05/01/26(a)	$500	$545,454
3.38%, 09/15/29	500	516,223
CMS Energy Corp.(a)
3.45%, 08/15/27	1,000	1,104,696
4.70%, 03/31/43	200	243,563
Commonwealth Edison Co.
3.10%, 11/01/24(a)	250	266,887
2.55%, 06/15/26(a)	250	265,486
3.70%, 08/15/28(a)	500	568,001
5.90%, 03/15/36	50	70,674
3.70%, 03/01/45	250	285,770
3.65%, 06/15/46	750	852,796
4.00%, 03/01/48(a)	2,000	2,399,008
4.00%, 03/01/49(a)	1,000	1,198,611
3.00%, 03/01/50	500	516,648
3.13%, 03/15/51	400	417,545
Series 122, 2.95%, 08/15/27(a)	1,000	1,077,545
Series 127, 3.20%, 11/15/49	610	647,414
Connecticut Light & Power Co.
2.50%, 01/15/23	150	154,057
Series A, 3.20%, 03/15/27(a)	500	549,444
Series A, 2.05%, 07/01/31	800	806,232
Consolidated Edison Co. of New York, Inc.
3.30%, 12/01/24	250	268,774
3.80%, 05/15/28(a)	500	561,581
2.40%, 06/15/31	1,000	1,017,654
3.95%, 03/01/43	150	168,442
4.45%, 03/15/44	250	300,537
4.50%, 12/01/45	250	301,492
3.85%, 06/15/46	1,000	1,103,804
4.50%, 05/15/58	1,000	1,207,379
3.70%, 11/15/59	200	212,103
3.60%, 06/15/61	750	773,453
Series 12-A, 4.20%, 03/15/42	400	464,201
Series 20B, 3.95%, 04/01/50(a)	1,000	1,135,379
Series A, 4.13%, 05/15/49	500	582,755
Series C, 4.30%, 12/01/56	500	588,535
Series C, 4.00%, 11/15/57	750	846,611
Series C, 3.00%, 12/01/60	1,000	924,188
Series D, 4.00%, 12/01/28(a)	500	572,311
Series E, 4.65%, 12/01/48	500	617,533
Consumers Energy Co.
4.35%, 04/15/49	1,000	1,277,509
3.10%, 08/15/50(a)	215	227,124
3.50%, 08/01/51(a)	1,000	1,132,916
2.50%, 05/01/60	1,055	950,877
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41(a)	1,000	1,373,062
4.60%, 06/15/43	250	320,390
5.10%, 06/01/65(a)	500	722,174
Dominion Energy, Inc.
3.07%, 08/15/24(a)(e)	500	530,033
3.90%, 10/01/25(a)	2,000	2,211,515
7.00%, 06/15/38(a)	250	371,463
4.70%, 12/01/44	1,000	1,246,424
Series A, 1.45%, 04/15/26	200	201,412
Series A, 4.60%, 03/15/49(a)	500	629,093
Series C, 3.38%, 04/01/30	1,500	1,633,366
Series C, 3.30%, 04/15/41	300	314,974
Series C, 4.90%, 08/01/41	50	63,073

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
DTE Electric Co.
3.65%, 03/15/24(a)	$1,000	$1,072,611
3.70%, 03/15/45	645	736,644
3.70%, 06/01/46	250	285,965
3.75%, 08/15/47	200	231,673
2.95%, 03/01/50	1,000	1,022,753
Series A, 1.90%, 04/01/28	500	507,385
Series A, 4.00%, 04/01/43	150	177,924
Series A, 4.05%, 05/15/48	250	303,953
Series B, 3.25%, 04/01/51	400	433,120
DTE Energy Co.
2.25%, 11/01/22	200	204,481
3.80%, 03/15/27(a)	1,000	1,112,575
2.95%, 03/01/30(a)	1,000	1,054,459
Series C, 2.53%, 10/01/24(a)	1,000	1,052,664
Series C, 3.40%, 06/15/29	725	791,294
Series F, 1.05%, 06/01/25(a)	895	894,752
Series H, 0.55%, 11/01/22	3,000	3,005,794
Duke Energy Carolinas LLC
3.05%, 03/15/23	200	208,778
6.00%, 12/01/28(a)	500	638,483
2.45%, 08/15/29	500	520,153
2.45%, 02/01/30	400	413,192
2.55%, 04/15/31	300	311,457
6.10%, 06/01/37	500	697,100
6.05%, 04/15/38	100	141,072
5.30%, 02/15/40	250	339,341
4.25%, 12/15/41	2,000	2,426,566
4.00%, 09/30/42	500	589,088
3.70%, 12/01/47	500	563,654
3.95%, 03/15/48	1,000	1,174,782
3.20%, 08/15/49	930	975,264
3.45%, 04/15/51(a)	300	332,628
Duke Energy Corp.
2.40%, 08/15/22	1,000	1,021,045
3.95%, 10/15/23	250	266,497
3.75%, 04/15/24(a)	500	538,405
0.90%, 09/15/25	1,415	1,398,318
2.65%, 09/01/26	500	527,628
3.15%, 08/15/27	500	539,603
2.45%, 06/01/30(a)	1,695	1,713,843
2.55%, 06/15/31	1,000	1,011,923
3.30%, 06/15/41	700	717,033
4.80%, 12/15/45	250	305,450
3.75%, 09/01/46	1,500	1,602,116
3.95%, 08/15/47	500	549,114
4.20%, 06/15/49	500	564,527
3.50%, 06/15/51	1,000	1,034,226
Duke Energy Florida LLC
2.50%, 12/01/29(a)	345	361,531
1.75%, 06/15/30	470	460,033
3.40%, 10/01/46(a)	250	271,998
Duke Energy Indiana LLC
3.75%, 05/15/46	500	559,956
2.75%, 04/01/50	1,000	967,794
Series UUU, 4.20%, 03/15/42	400	463,917
Series WWW, 4.90%, 07/15/43	250	319,439
Series YYY, 3.25%, 10/01/49	500	528,152
Duke Energy Ohio, Inc.
2.13%, 06/01/30	610	612,464
3.70%, 06/15/46	250	279,643

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC
3.38%, 09/01/23	$250	$266,201
3.70%, 09/01/28(a)	365	410,444
3.45%, 03/15/29	500	553,856
4.10%, 05/15/42(a)	150	175,952
4.10%, 03/15/43	250	296,341
4.38%, 03/30/44	100	123,405
4.15%, 12/01/44	500	603,498
4.20%, 08/15/45	250	301,350
3.70%, 10/15/46(a)	500	564,502
3.60%, 09/15/47	1,000	1,112,709
2.50%, 08/15/50	500	460,945
Edison International
3.13%, 11/15/22(a)	95	97,848
3.55%, 11/15/24	175	186,000
5.75%, 06/15/27(a)	2,050	2,332,556
4.13%, 03/15/28(a)	1,000	1,063,864
Entergy Arkansas LLC
3.50%, 04/01/26(a)	65	71,398
2.65%, 06/15/51	300	283,871
3.35%, 06/15/52	500	533,869
Entergy Corp.
4.00%, 07/15/22	200	206,299
0.90%, 09/15/25(a)	665	656,117
2.95%, 09/01/26	1,000	1,066,543
1.90%, 06/15/28	400	399,418
2.80%, 06/15/30	310	322,634
2.40%, 06/15/31(a)	600	598,927
3.75%, 06/15/50(a)	135	147,819
Entergy Louisiana LLC
4.05%, 09/01/23(a)	250	265,723
5.40%, 11/01/24(a)	3,000	3,439,103
1.60%, 12/15/30	325	312,008
4.00%, 03/15/33	250	292,919
4.20%, 09/01/48	250	303,479
4.20%, 04/01/50(a)	1,000	1,223,520
2.90%, 03/15/51	1,500	1,477,434
Entergy Mississippi LLC
2.85%, 06/01/28(a)	500	534,094
3.85%, 06/01/49	500	574,741
Entergy Texas, Inc., 3.55%, 09/30/49	200	212,500
Evergy Kansas Central, Inc.
2.55%, 07/01/26(a)	350	369,508
4.25%, 12/01/45(a)	1,000	1,209,896
3.25%, 09/01/49	500	528,166
3.45%, 04/15/50	500	547,781
Evergy Metro, Inc., 3.65%, 08/15/25(a)	150	164,671
Evergy, Inc.
2.45%, 09/15/24(a)	500	523,620
2.90%, 09/15/29	500	529,858
Eversource Energy
2.55%, 03/15/31	500	513,138
3.45%, 01/15/50(a)	400	421,503
Series H, 3.15%, 01/15/25(a)	125	133,384
Series M, 3.30%, 01/15/28	2,000	2,190,551
Series Q, 0.80%, 08/15/25(a)	800	790,895
Series R, 1.65%, 08/15/30(a)	800	765,643
Exelon Corp.
3.95%, 06/15/25	750	825,273
3.40%, 04/15/26(a)	750	816,625
4.05%, 04/15/30(a)	1,000	1,138,937

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued)
5.10%, 06/15/45	$250	$326,613
4.45%, 04/15/46	1,250	1,515,389
4.70%, 04/15/50	500	631,558
Exelon Generation Co. LLC
6.25%, 10/01/39	150	184,828
5.75%, 10/01/41	500	588,482
5.60%, 06/15/42(a)	1,050	1,230,021
Florida Power & Light Co.
2.75%, 06/01/23(a)	250	258,735
2.85%, 04/01/25	120	128,298
3.13%, 12/01/25(a)	500	543,675
5.95%, 02/01/38	50	72,389
5.69%, 03/01/40	500	713,163
5.25%, 02/01/41(a)	500	692,744
4.13%, 02/01/42	500	611,924
4.05%, 10/01/44	750	913,581
3.70%, 12/01/47	1,000	1,176,159
3.95%, 03/01/48	500	607,345
4.13%, 06/01/48	500	622,811
3.15%, 10/01/49	885	961,703
341081FU6, 3.99%, 03/01/49	500	616,225
Fortis, Inc./Canada, 3.06%, 10/04/26(a)	1,000	1,072,323
Georgia Power Co.(a)
4.30%, 03/15/42	700	824,841
Series A, 2.20%, 09/15/24	1,000	1,040,457
Series B, 2.65%, 09/15/29	1,000	1,048,514
Series B, 3.70%, 01/30/50	1,000	1,086,002
Indiana Michigan Power Co.
6.05%, 03/15/37	175	242,224
4.25%, 08/15/48	250	303,096
3.25%, 05/01/51	500	523,971
Series K, 4.55%, 03/15/46(a)	150	187,464
Interstate Power & Light Co.
3.25%, 12/01/24(a)	250	268,832
4.10%, 09/26/28(a)	300	343,799
3.70%, 09/15/46(a)	500	555,951
3.50%, 09/30/49	105	113,235
IPALCO Enterprises, Inc., 4.25%, 05/01/30	1,000	1,123,059
ITC Holdings Corp., 3.25%, 06/30/26(a)	1,000	1,083,116
Kentucky Utilities Co., 3.30%, 06/01/50	300	317,174
Louisville Gas & Electric Co.
4.65%, 11/15/43(a)	250	311,587
4.25%, 04/01/49	1,000	1,231,171
MidAmerican Energy Co.
3.65%, 04/15/29(a)	500	565,372
4.80%, 09/15/43(a)	250	325,076
4.40%, 10/15/44	1,000	1,236,217
3.65%, 08/01/48	500	570,362
4.25%, 07/15/49(a)	1,500	1,885,392
3.15%, 04/15/50(a)	250	267,019
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	500	588,936
Series B, 3.10%, 07/30/51	500	502,616
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22	1,000	1,020,358
3.40%, 11/15/23(a)	1,700	1,804,863
2.85%, 01/27/25	250	265,661
3.40%, 02/07/28(a)	2,000	2,200,103
2.40%, 03/15/30	830	855,865
4.30%, 03/15/49	500	623,648

Security	Par (000)	Value

Electric Utilities (continued)
Nevada Power Co.
5.45%, 05/15/41(a)	$50	$66,305
Series DD, 2.40%, 05/01/30	400	411,367
Series EE, 3.13%, 08/01/50	400	413,602
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23	1,000	1,033,505
3.15%, 04/01/24	500	531,419
2.75%, 05/01/25	2,000	2,124,129
3.55%, 05/01/27	1,000	1,104,103
1.90%, 06/15/28	685	692,358
2.75%, 11/01/29(a)	245	258,726
2.25%, 06/01/30	2,300	2,317,948
Northern States Power Co.
2.60%, 05/15/23	500	515,446
2.25%, 04/01/31	155	159,507
3.40%, 08/15/42	200	221,524
4.00%, 08/15/45	85	101,385
3.60%, 09/15/47	150	169,745
2.90%, 03/01/50	445	453,936
2.60%, 06/01/51	805	764,597
3.20%, 04/01/52	225	239,684
NSTAR Electric Co., 2.70%, 06/01/26	250	264,195
Oglethorpe Power Corp.
4.55%, 06/01/44	250	285,559
5.05%, 10/01/48(a)	500	628,601
3.75%, 08/01/50(a)	250	263,863
Ohio Power Co.
4.15%, 04/01/48	1,000	1,196,275
Series Q, 1.63%, 01/15/31(a)	435	416,949
Oklahoma Gas and Electric Co., 3.25%, 04/01/30	1,000	1,082,492
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22(a)	100	107,554
0.55%, 10/01/25	580	566,702
3.70%, 11/15/28(a)	355	401,431
5.25%, 09/30/40	250	339,323
5.30%, 06/01/42	75	103,391
3.75%, 04/01/45	250	288,768
3.80%, 09/30/47	1,000	1,168,610
4.10%, 11/15/48	500	609,145
3.80%, 06/01/49(a)	1,000	1,188,330
3.10%, 09/15/49	245	257,567
Pacific Gas and Electric Co.
4.25%, 08/01/23	1,000	1,059,456
3.15%, 01/01/26	2,000	2,062,860
2.10%, 08/01/27(a)	585	568,142
3.30%, 12/01/27(a)	1,000	1,027,901
3.00%, 06/15/28	625	627,811
3.75%, 07/01/28	2,000	2,093,916
4.55%, 07/01/30	2,000	2,139,119
2.50%, 02/01/31	1,500	1,406,320
3.25%, 06/01/31	900	884,992
4.50%, 07/01/40	2,000	2,000,968
3.30%, 08/01/40	895	808,250
4.20%, 06/01/41	440	433,498
4.75%, 02/15/44	500	504,822
4.30%, 03/15/45(a)	100	95,960
4.00%, 12/01/46	500	467,961
3.95%, 12/01/47(a)	1,000	930,064
4.95%, 07/01/50	2,000	2,057,133
3.50%, 08/01/50	900	802,135

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PacifiCorp.
2.95%, 06/01/23	$300	$312,297
5.25%, 06/15/35(a)	250	327,152
4.10%, 02/01/42	250	293,398
4.13%, 01/15/49	1,000	1,195,868
4.15%, 02/15/50(a)	500	607,809
PECO Energy Co.
3.90%, 03/01/48	1,000	1,195,371
3.00%, 09/15/49	195	203,937
3.05%, 03/15/51	120	125,354
Pennsylvania Electric Co., 6.15%, 10/01/38	250	327,482
Potomac Electric Power Co.
3.60%, 03/15/24	250	267,765
4.15%, 03/15/43(a)	250	299,258
PPL Capital Funding, Inc.(a)
3.50%, 12/01/22	2,000	2,071,901
3.40%, 06/01/23	1,250	1,310,836
PPL Electric Utilities Corp.
4.75%, 07/15/43	250	324,099
3.00%, 10/01/49(a)	170	175,417
Progress Energy, Inc.
7.75%, 03/01/31	50	71,337
7.00%, 10/30/31	1,000	1,387,735
Public Service Co. of Colorado
3.70%, 06/15/28	1,000	1,127,742
3.60%, 09/15/42	250	283,458
3.95%, 03/15/43	200	230,995
4.30%, 03/15/44	75	91,792
3.80%, 06/15/47	1,000	1,175,806
4.05%, 09/15/49	1,000	1,226,723
Series 35, 1.90%, 01/15/31	800	793,686
Series 36, 2.70%, 01/15/51	800	779,965
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	1,131,877
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37(a)	250	356,575
Public Service Electric & Gas Co.
2.38%, 05/15/23(a)	250	258,221
3.05%, 11/15/24	250	267,941
3.20%, 05/15/29(a)	500	548,512
2.45%, 01/15/30	400	416,240
3.95%, 05/01/42(a)	50	58,829
3.65%, 09/01/42(a)	50	56,336
3.80%, 03/01/46	1,250	1,470,181
3.85%, 05/01/49	500	595,781
3.15%, 01/01/50(a)	400	425,919
3.00%, 03/01/51	1,000	1,040,394
Series K, 4.05%, 05/01/45	150	176,471
Public Service Enterprise Group, Inc.
2.65%, 11/15/22(a)	3,000	3,087,383
2.88%, 06/15/24	1,000	1,060,288
0.80%, 08/15/25(a)	2,000	1,978,732
Puget Energy, Inc.
5.63%, 07/15/22	500	520,032
3.65%, 05/15/25	250	269,009
2.38%, 06/15/28(c)	400	404,091
4.10%, 06/15/30	500	559,581
Puget Sound Energy, Inc.
5.80%, 03/15/40	500	698,836
4.22%, 06/15/48	500	614,185

Security	Par (000)	Value

Electric Utilities (continued)
Puget Sound Energy, Inc. (continued)
3.25%, 09/15/49	$750	$797,279
San Diego Gas & Electric Co.
4.30%, 04/01/42	100	118,347
4.15%, 05/15/48	1,000	1,211,743
Series NNN, 3.60%, 09/01/23	250	263,664
Series VVV, 1.70%, 10/01/30	500	482,405
Sempra Energy
4.05%, 12/01/23(a)	250	268,435
3.55%, 06/15/24	250	268,729
3.75%, 11/15/25	250	274,174
3.40%, 02/01/28	2,000	2,197,637
4.00%, 02/01/48	1,000	1,121,693
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	1,250	1,328,748
Southern California Edison Co.
2.85%, 08/01/29(a)	2,350	2,439,758
2.25%, 06/01/30	1,000	983,232
6.00%, 01/15/34(a)	500	648,131
5.50%, 03/15/40	50	62,592
4.50%, 09/01/40	1,000	1,146,354
4.65%, 10/01/43	350	402,248
4.00%, 04/01/47	1,000	1,051,902
3.65%, 02/01/50	400	400,034
Series 08-A, 5.95%, 02/01/38	500	648,138
Series B, 4.88%, 03/01/49	500	591,591
Series C, 3.60%, 02/01/45	250	248,204
Series C, 4.13%, 03/01/48	1,000	1,065,685
Series D, 3.40%, 06/01/23(a)	1,000	1,053,213
Series E, 3.70%, 08/01/25	2,000	2,178,396
Series G, 2.50%, 06/01/31	965	966,125
Series H, 3.65%, 06/01/51	305	305,273
Southern Co.
2.95%, 07/01/23	2,000	2,086,569
3.25%, 07/01/26(a)	500	542,632
4.40%, 07/01/46(a)	750	880,777
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(a)(b)	1,000	1,057,500
Southern Power Co.
5.25%, 07/15/43	500	610,302
Series F, 4.95%, 12/15/46(a)	1,000	1,200,551
Southwestern Electric Power Co.
Series L, 3.85%, 02/01/48	500	550,680
Series M, 4.10%, 09/15/28	1,000	1,137,029
Southwestern Public Service Co.
3.70%, 08/15/47	500	562,800
3.75%, 06/15/49	1,000	1,141,403
Series 8, 3.15%, 05/01/50(a)	400	417,847
Tampa Electric Co.
4.10%, 06/15/42	250	292,800
4.30%, 06/15/48	400	491,805
4.45%, 06/15/49(a)	250	315,904
3.63%, 06/15/50	80	89,270
Toledo Edison Co., 6.15%, 05/15/37	100	137,038
Tucson Electric Power Co.
1.50%, 08/01/30	865	821,851
4.85%, 12/01/48	250	321,516
3.25%, 05/01/51	200	206,900
Union Electric Co.
2.95%, 06/15/27(a)	1,000	1,081,010
2.15%, 03/15/32	1,000	1,002,500

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Union Electric Co. (continued)
4.00%, 04/01/48	$1,000	$1,189,577
3.25%, 10/01/49	500	529,966
Virginia Electric & Power Co.
4.00%, 01/15/43	250	293,477
4.45%, 02/15/44	650	805,686
4.60%, 12/01/48	455	587,480
3.30%, 12/01/49	280	301,878
2.45%, 12/15/50(a)	715	658,722
Series A, 3.15%, 01/15/26	555	604,965
Series A, 3.50%, 03/15/27	750	830,361
Series A, 3.80%, 04/01/28	500	564,428
Series A, 2.88%, 07/15/29(a)	115	123,528
Series A, 6.00%, 05/15/37	250	347,474
Series B, 6.00%, 01/15/36(a)	1,000	1,383,406
Series B, 3.80%, 09/15/47	1,500	1,723,858
Series C, 4.00%, 11/15/46	300	352,757
Series D, 4.65%, 08/15/43	500	634,281
WEC Energy Group, Inc.(a)
0.55%, 09/15/23	2,000	1,998,901
3.55%, 06/15/25	308	336,628
Wisconsin Electric Power Co.
1.70%, 06/15/28	245	245,753
4.30%, 10/15/48(a)	750	938,578
Wisconsin Power & Light Co., 3.00%, 07/01/29	1,000	1,079,721
Wisconsin Public Service Corp., 3.30%, 09/01/49(a)	625	669,675
Xcel Energy, Inc.
3.30%, 06/01/25	292	314,728
3.35%, 12/01/26	500	543,852
4.00%, 06/15/28(a)	1,000	1,138,158
2.60%, 12/01/29	200	207,804
4.80%, 09/15/41	250	306,329
3.50%, 12/01/49	200	215,833

		320,153,783

Electrical Equipment — 0.0%
Rockwell Automation, Inc., 4.20%, 03/01/49(a)	1,000	1,247,739
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	1,000	1,072,973
Tyco Electronics Group SA, 3.45%, 08/01/24	75	80,366
Vontier Corp., 1.80%, 04/01/26(c)	600	595,944

		2,997,022

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.80%, 02/15/30(a)	1,000	1,055,926
Arrow Electronics, Inc., 4.00%, 04/01/25	500	542,406
Avnet, Inc., 3.00%, 05/15/31	500	498,179
Corning, Inc.
4.75%, 03/15/42	50	62,523
5.35%, 11/15/48	750	1,007,585
3.90%, 11/15/49(a)	250	280,029
4.38%, 11/15/57(a)	750	893,627
5.85%, 11/15/68(a)	600	878,487
5.45%, 11/15/79	250	350,011
Keysight Technologies, Inc., 3.00%, 10/30/29	800	845,810

		6,414,583

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22	500	516,538

Security	Par (000)	Value

Energy Equipment & Services (continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc. (continued)
3.34%, 12/15/27	$450	$491,708
3.14%, 11/07/29	325	349,555
4.08%, 12/15/47	1,500	1,713,466
Baker Hughes Holdings LLC, 5.13%, 09/15/40	100	127,665
Halliburton Co.
3.80%, 11/15/25	2,415	2,669,304
2.92%, 03/01/30(a)	1,000	1,039,149
4.85%, 11/15/35	1,000	1,177,019
4.50%, 11/15/41	50	56,549
4.75%, 08/01/43	1,250	1,458,991
5.00%, 11/15/45	2,175	2,649,919
NOV, Inc.
3.60%, 12/01/29	1,000	1,045,234
3.95%, 12/01/42(a)	150	148,356

		13,443,453

Environmental, Maintenance, & Security Service — 0.1%
Republic Services, Inc.
4.75%, 05/15/23	211	225,735
2.50%, 08/15/24	205	215,141
3.20%, 03/15/25	250	268,425
2.90%, 07/01/26(a)	85	91,029
3.95%, 05/15/28(a)	1,750	1,990,780
1.45%, 02/15/31(a)	880	824,434
1.75%, 02/15/32	1,000	951,100
3.05%, 03/01/50	1,000	1,019,936
Waste Management, Inc.
2.90%, 09/15/22	200	204,825
2.40%, 05/15/23(a)	500	517,114
0.75%, 11/15/25(a)	1,000	990,461
3.15%, 11/15/27(a)	1,000	1,093,721
2.00%, 06/01/29	245	247,607
1.50%, 03/15/31(a)	1,000	946,228
3.90%, 03/01/35(a)	315	365,973
2.95%, 06/01/41	570	587,204
4.15%, 07/15/49	500	624,948
3.05%, 04/01/50(a)	1,000	1,014,066

		12,178,727

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	750	840,147
3.95%, 01/15/27(a)	500	557,070
3.38%, 08/15/31(a)	820	901,250
2.00%, 05/18/32(a)	290	282,498
1.88%, 02/01/33	585	553,004
4.85%, 04/15/49(a)	250	322,072
4.00%, 02/01/50	1,000	1,145,932
3.00%, 05/18/51	1,075	1,051,647
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	1,000	1,072,331
2.85%, 02/01/30	500	514,545
3.88%, 01/30/31(a)	195	216,413
American Homes 4 Rent
2.38%, 07/15/31	35	34,480
3.38%, 07/15/51	25	24,491
American Tower Corp.
3.50%, 01/31/23(a)	150	157,142
3.00%, 06/15/23	1,000	1,047,998

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued)
0.60%, 01/15/24(a)	$605	$604,193
5.00%, 02/15/24	3,000	3,327,134
3.38%, 05/15/24(a)	2,000	2,139,023
2.95%, 01/15/25	500	531,689
2.40%, 03/15/25(a)	585	611,232
4.40%, 02/15/26	30	33,872
1.60%, 04/15/26	510	515,386
3.38%, 10/15/26	500	544,669
2.75%, 01/15/27	435	460,181
1.50%, 01/31/28	1,500	1,458,560
3.95%, 03/15/29	500	560,941
3.80%, 08/15/29	500	557,110
2.90%, 01/15/30	540	568,188
2.10%, 06/15/30(a)	2,000	1,966,783
1.88%, 10/15/30(a)	965	930,898
2.70%, 04/15/31	600	618,783
3.70%, 10/15/49	425	461,267
3.10%, 06/15/50	110	107,468
2.95%, 01/15/51	900	859,272
AvalonBay Communities, Inc.
2.95%, 09/15/22(a)	100	102,507
3.45%, 06/01/25	100	109,364
3.20%, 01/15/28(a)	2,000	2,169,723
3.30%, 06/01/29(a)	255	278,125
2.45%, 01/15/31(a)	835	856,442
3.90%, 10/15/46	250	291,449
Boston Properties LP
3.85%, 02/01/23(a)	1,000	1,044,203
3.13%, 09/01/23(a)	250	262,139
3.20%, 01/15/25(a)	1,000	1,071,311
3.65%, 02/01/26(a)	190	209,358
4.50%, 12/01/28	1,000	1,165,500
2.90%, 03/15/30	480	498,422
3.25%, 01/30/31	2,000	2,141,687
2.55%, 04/01/32	745	749,618
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	500	560,139
Brixmor Operating Partnership LP
3.65%, 06/15/24(a)	750	807,919
4.13%, 06/15/26	250	278,226
4.13%, 05/15/29(a)	1,250	1,400,414
Camden Property Trust, 2.80%, 05/15/30(a)	1,500	1,589,502
Corporate Office Properties LP, 2.75%, 04/15/31	1,000	1,007,546
Crown Castle International Corp.
3.15%, 07/15/23	1,000	1,049,823
3.70%, 06/15/26(a)	280	307,905
1.05%, 07/15/26	2,000	1,953,294
4.00%, 03/01/27(a)	1,000	1,119,086
3.80%, 02/15/28	2,000	2,222,160
3.30%, 07/01/30	1,000	1,071,293
2.25%, 01/15/31(a)	1,000	987,028
2.10%, 04/01/31	1,740	1,695,674
2.90%, 04/01/41	2,000	1,945,450
4.00%, 11/15/49	585	649,373
3.25%, 01/15/51	1,000	994,080
CubeSmart LP
3.00%, 02/15/30	1,500	1,571,402
2.00%, 02/15/31	500	485,831
CyrusOne LP/CyrusOne Finance Corp.(a)
2.90%, 11/15/24	1,000	1,056,030

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne LP/CyrusOne Finance Corp.(a) (continued)
2.15%, 11/01/30	$275	$260,897
Digital Realty Trust LP
4.75%, 10/01/25	500	568,367
3.70%, 08/15/27	1,000	1,119,291
3.60%, 07/01/29(a)	750	833,179
Duke Realty LP
3.25%, 06/30/26(a)	500	541,801
2.88%, 11/15/29	540	568,040
1.75%, 07/01/30	325	311,646
1.75%, 02/01/31(a)	255	244,596
3.05%, 03/01/50	500	491,611
Equinix, Inc.
2.63%, 11/18/24	835	878,571
1.25%, 07/15/25	475	476,139
1.00%, 09/15/25	1,000	992,882
1.45%, 05/15/26	395	396,892
2.90%, 11/18/26(a)	135	144,408
1.55%, 03/15/28	835	819,890
2.00%, 05/15/28	375	376,614
3.20%, 11/18/29	455	488,035
2.15%, 07/15/30	500	496,808
2.50%, 05/15/31	885	900,070
3.00%, 07/15/50(a)	135	129,621
2.95%, 09/15/51	400	381,031
3.40%, 02/15/52	1,300	1,337,141
ERP Operating LP
3.00%, 04/15/23(a)	500	519,911
3.25%, 08/01/27(a)	500	543,006
3.50%, 03/01/28(a)	1,000	1,103,629
3.00%, 07/01/29(a)	735	791,011
2.50%, 02/15/30(a)	405	418,981
4.50%, 07/01/44	150	188,690
4.50%, 06/01/45	500	624,257
Essex Portfolio LP
3.88%, 05/01/24	100	107,610
4.00%, 03/01/29(a)	1,000	1,128,299
3.00%, 01/15/30	200	210,391
1.65%, 01/15/31(a)	90	84,293
2.55%, 06/15/31	170	172,197
2.65%, 03/15/32	95	96,383
2.65%, 09/01/50(a)	400	354,146
Extra Space Storage LP, 2.55%, 06/01/31	500	503,469
Federal Realty Investment Trust
3.25%, 07/15/27(a)	500	538,537
3.50%, 06/01/30	800	878,466
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24(a)	215	227,753
4.00%, 01/15/30	980	1,051,844
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	1,000	1,062,076
Healthpeak Properties, Inc.
3.40%, 02/01/25	31	33,296
4.00%, 06/01/25	250	275,735
1.35%, 02/01/27	175	174,785
3.50%, 07/15/29(a)	1,500	1,656,317
3.00%, 01/15/30	530	561,576
2.88%, 01/15/31	90	94,162
Highwoods Realty LP(a)
4.13%, 03/15/28	250	280,045

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Realty LP(a) (continued)
3.05%, 02/15/30	$500	$521,941
Host Hotels & Resorts LP(a)
Series E, 4.00%, 06/15/25	190	205,592
Series H, 3.38%, 12/15/29	1,000	1,048,126
Hudson Pacific Properties LP, 4.65%, 04/01/29(a)	1,000	1,149,906
Kilroy Realty LP
3.05%, 02/15/30(a)	1,000	1,041,549
2.50%, 11/15/32	375	369,408
Kimco Realty Corp.
3.30%, 02/01/25	350	377,386
2.80%, 10/01/26(a)	500	531,442
4.45%, 09/01/47(a)	350	419,430
3.70%, 10/01/49	500	536,523
Life Storage LP
4.00%, 06/15/29	1,000	1,120,056
2.20%, 10/15/30(a)	130	128,387
Mid-America Apartments LP
4.30%, 10/15/23(a)	200	214,735
3.60%, 06/01/27	500	556,527
3.95%, 03/15/29(a)	500	566,847
2.75%, 03/15/30(a)	250	261,395
1.70%, 02/15/31(a)	195	185,219
National Retail Properties, Inc.
4.30%, 10/15/28	1,000	1,132,165
3.10%, 04/15/50	1,000	970,001
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	1,206	1,283,847
4.50%, 04/01/27	250	279,519
4.75%, 01/15/28(a)	500	563,504
3.63%, 10/01/29(a)	600	642,659
3.25%, 04/15/33	400	399,149
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	500	507,508
Public Storage(a)
1.85%, 05/01/28	1,205	1,214,288
2.30%, 05/01/31	1,050	1,071,081
Rayonier LP, 2.75%, 05/17/31	715	721,804
Realty Income Corp.
4.65%, 08/01/23	250	268,784
0.75%, 03/15/26(a)	575	563,211
4.13%, 10/15/26	1,000	1,133,343
3.00%, 01/15/27(a)	1,000	1,080,321
3.25%, 06/15/29(a)	975	1,056,694
3.25%, 01/15/31(a)	670	729,924
1.80%, 03/15/33	285	270,952
Regency Centers LP
2.95%, 09/15/29	1,000	1,053,066
3.70%, 06/15/30(a)	500	553,101
4.40%, 02/01/47(a)	500	580,935
Sabra Health Care LP, 3.90%, 10/15/29(a)	1,000	1,056,811
Safehold Operating Partnership LP, 2.80%, 06/15/31	1,000	999,627
Simon Property Group LP
2.00%, 09/13/24	1,040	1,077,196
3.38%, 10/01/24	500	537,942
3.30%, 01/15/26(a)	1,500	1,630,606
3.38%, 06/15/27(a)	750	815,292
2.45%, 09/13/29(a)	500	514,449
2.65%, 07/15/30(a)	1,000	1,035,746

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP (continued)
4.75%, 03/15/42	$100	$123,326
4.25%, 10/01/44	250	287,565
4.25%, 11/30/46	500	576,059
3.25%, 09/13/49(a)	655	660,922
3.80%, 07/15/50	1,000	1,104,899
SITE Centers Corp., 4.25%, 02/01/26	250	270,708
Spirit Realty LP
3.20%, 01/15/27	1,000	1,063,469
4.00%, 07/15/29	425	471,738
3.40%, 01/15/30(a)	500	532,924
Sun Communities Operating LP, 2.70%, 07/15/31	500	499,949
Tanger Properties LP, 3.88%, 07/15/27(a)	1,000	1,077,786
UDR, Inc.
4.40%, 01/26/29(a)	1,000	1,157,781
3.20%, 01/15/30(a)	500	540,473
3.00%, 08/15/31	500	525,965
1.90%, 03/15/33	250	233,483
Ventas Realty LP
3.50%, 04/15/24	1,000	1,070,143
2.65%, 01/15/25	650	683,645
4.13%, 01/15/26	1,250	1,396,782
3.25%, 10/15/26(a)	500	541,955
4.00%, 03/01/28	1,500	1,682,365
3.00%, 01/15/30	1,000	1,045,158
4.75%, 11/15/30	1,000	1,189,383
VEREIT Operating Partnership LP(a)
3.95%, 08/15/27	500	563,200
3.40%, 01/15/28	500	543,761
3.10%, 12/15/29	500	533,749
2.85%, 12/15/32	1,000	1,044,617
Welltower, Inc.
3.63%, 03/15/24	500	536,085
4.00%, 06/01/25(a)	1,250	1,377,765
4.25%, 04/01/26	350	394,737
2.05%, 01/15/29	620	620,854
4.13%, 03/15/29(a)	1,000	1,136,608
3.10%, 01/15/30(a)	1,000	1,064,967
2.75%, 01/15/31	2,000	2,060,963
2.80%, 06/01/31	945	976,452
Weyerhaeuser Co.
4.00%, 11/15/29	1,000	1,139,507
4.00%, 04/15/30(a)	1,000	1,137,891
7.38%, 03/15/32(a)	350	505,063

		149,068,778

Food & Staples Retailing — 0.5%
Campbell Soup Co.
3.65%, 03/15/23	1,000	1,052,030
3.30%, 03/19/25(a)	500	539,640
4.80%, 03/15/48(a)	750	919,226
3.13%, 04/24/50	1,000	972,108
Conagra Brands, Inc.(a)
3.20%, 01/25/23	471	486,798
4.30%, 05/01/24	1,000	1,096,824
4.60%, 11/01/25	1,000	1,139,970
1.38%, 11/01/27	1,000	975,850
5.30%, 11/01/38	1,000	1,270,896
5.40%, 11/01/48	500	671,197
Costco Wholesale Corp.
3.00%, 05/18/27(a)	1,500	1,646,313

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Costco Wholesale Corp. (continued)
1.60%, 04/20/30	$1,500	$1,480,417
1.75%, 04/20/32	500	492,407
Dollar General Corp., 4.13%, 04/03/50(a)	1,000	1,171,467
Dollar Tree, Inc.
3.70%, 05/15/23	2,500	2,641,675
4.20%, 05/15/28(a)	1,000	1,140,762
General Mills, Inc.(a)
2.60%, 10/12/22	250	256,495
3.65%, 02/15/24	500	536,073
3.20%, 02/10/27	250	274,089
4.20%, 04/17/28	1,000	1,152,786
2.88%, 04/15/30	1,000	1,059,315
3.00%, 02/01/51(c)	1,051	1,059,152
Ingredion, Inc., 3.90%, 06/01/50(a)	500	561,765
Kellogg Co.
2.65%, 12/01/23	1,000	1,050,502
3.25%, 04/01/26(a)	65	71,132
4.30%, 05/15/28(a)	1,000	1,158,465
2.10%, 06/01/30(a)	2,000	2,009,840
4.50%, 04/01/46(a)	350	434,175
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	99,106
Kroger Co.
3.50%, 02/01/26(a)	495	543,346
2.65%, 10/15/26(a)	1,000	1,061,388
3.70%, 08/01/27(a)	500	556,415
4.50%, 01/15/29(a)	1,000	1,177,993
2.20%, 05/01/30	1,500	1,508,586
1.70%, 01/15/31(a)	1,065	1,018,670
5.15%, 08/01/43	125	160,737
3.88%, 10/15/46	500	550,831
4.45%, 02/01/47(a)	1,000	1,190,415
4.65%, 01/15/48	500	615,868
5.40%, 01/15/49	500	682,006
3.95%, 01/15/50	300	341,376
McCormick & Co., Inc.
0.90%, 02/15/26	375	368,671
2.50%, 04/15/30	2,000	2,059,669
1.85%, 02/15/31(a)	135	130,365
Sysco Corp.
3.55%, 03/15/25(a)	1,000	1,087,224
3.75%, 10/01/25(a)	100	110,028
3.30%, 07/15/26(a)	630	684,724
3.25%, 07/15/27(a)	1,000	1,082,676
5.95%, 04/01/30	1,000	1,282,559
4.85%, 10/01/45	150	186,432
4.50%, 04/01/46	250	296,658
4.45%, 03/15/48	500	597,625
6.60%, 04/01/50	1,543	2,396,840
Target Corp.
3.50%, 07/01/24(a)	1,000	1,084,658
2.25%, 04/15/25	1,420	1,491,711
2.50%, 04/15/26(a)	250	268,287
3.38%, 04/15/29	1,000	1,123,297
2.35%, 02/15/30(a)	980	1,023,595
2.65%, 09/15/30	1,160	1,242,494
7.00%, 01/15/38	1,000	1,611,268
3.63%, 04/15/46	850	1,009,118
3.90%, 11/15/47(a)	500	624,590

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walgreen Co., 3.10%, 09/15/22	$120	$123,947
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	459	499,517
3.20%, 04/15/30	2,000	2,139,207
4.10%, 04/15/50	1,000	1,102,399
Walmart, Inc.
2.35%, 12/15/22(a)	1,250	1,286,457
3.40%, 06/26/23(a)	4,000	4,237,589
3.30%, 04/22/24(a)	1,750	1,876,813
2.85%, 07/08/24	2,500	2,667,984
2.65%, 12/15/24(a)	1,500	1,597,949
3.70%, 06/26/28(a)	3,000	3,415,032
3.25%, 07/08/29	250	279,591
2.38%, 09/24/29(a)	275	291,419
3.95%, 06/28/38	1,000	1,204,472
4.88%, 07/08/40	2,000	2,644,703
4.00%, 04/11/43(a)	450	549,156
4.30%, 04/22/44(a)	750	953,830
3.63%, 12/15/47	1,000	1,168,479
4.05%, 06/29/48	1,900	2,386,403
2.95%, 09/24/49(a)	1,495	1,583,695

		86,599,237

Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	1,750	1,861,605
4.54%, 03/26/42(a)	37	48,403
4.02%, 04/16/43	125	153,439
3.75%, 09/15/47(a)	1,000	1,187,059
4.50%, 03/15/49(a)	1,000	1,332,500
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	1,000	1,101,386
2.75%, 05/14/31	700	707,680
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	60,115
Hershey Co.
2.05%, 11/15/24(a)	500	521,520
2.45%, 11/15/29	500	522,871
3.13%, 11/15/49	500	530,426
2.65%, 06/01/50	1,000	989,232
Hormel Foods Corp.
1.70%, 06/03/28	1,300	1,307,376
3.05%, 06/03/51	1,300	1,347,880
JM Smucker Co.
3.50%, 03/15/25	1,250	1,363,210
4.25%, 03/15/35	250	293,328
4.38%, 03/15/45(a)	500	598,545
3.55%, 03/15/50(a)	1,000	1,079,816
Mondelez International, Inc.
1.50%, 05/04/25	350	356,174
2.75%, 04/13/30	2,000	2,106,682
1.50%, 02/04/31(a)	580	548,170
1.88%, 10/15/32	500	483,804
2.63%, 09/04/50	715	665,370
Tyson Foods, Inc.
3.95%, 08/15/24(a)	2,000	2,179,717
3.55%, 06/02/27(a)	1,000	1,107,438
4.88%, 08/15/34(a)	70	86,925
5.15%, 08/15/44	250	321,792

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Tyson Foods, Inc. (continued)
4.55%, 06/02/47	$250	$305,758
5.10%, 09/28/48(a)	1,500	1,974,314

		25,142,535

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25(a)	45	50,208
3.75%, 11/30/26(a)	1,417	1,600,258
1.15%, 01/30/28(a)	530	519,969
1.40%, 06/30/30(a)	445	429,652
4.75%, 11/30/36	2,250	2,897,263
5.30%, 05/27/40	500	695,505
4.75%, 04/15/43(a)	250	331,385
4.90%, 11/30/46	2,000	2,737,132
Baxter International, Inc.
2.60%, 08/15/26	730	776,994
3.95%, 04/01/30	500	575,511
3.50%, 08/15/46(a)	500	562,703
Becton Dickinson and Co.
3.36%, 06/06/24	1,000	1,071,390
3.73%, 12/15/24	1,250	1,361,186
3.70%, 06/06/27(a)	1,630	1,811,225
2.82%, 05/20/30(a)	470	492,266
1.96%, 02/11/31	1,075	1,048,870
6.00%, 05/15/39	250	328,035
4.69%, 12/15/44(a)	696	866,158
4.67%, 06/06/47	500	622,902
3.79%, 05/20/50(a)	455	508,749
Boston Scientific Corp.
3.45%, 03/01/24	2,000	2,135,213
3.85%, 05/15/25	382	421,673
4.00%, 03/01/29	250	284,333
2.65%, 06/01/30	1,000	1,034,309
4.55%, 03/01/39(a)	1,000	1,221,500
4.70%, 03/01/49(a)	800	1,023,122
Danaher Corp.
3.35%, 09/15/25(a)	300	328,669
4.38%, 09/15/45	300	374,107
2.60%, 10/01/50(a)	500	478,094
DH Europe Finance II Sarl
2.05%, 11/15/22	300	306,883
2.20%, 11/15/24(a)	1,000	1,043,314
2.60%, 11/15/29	445	465,252
3.25%, 11/15/39	400	428,317
3.40%, 11/15/49(a)	675	742,118
Koninklijke Philips NV, 5.00%, 03/15/42(a)	250	333,960
Medtronic Global Holdings SCA, 3.35%, 04/01/27(a)	250	275,571
Medtronic, Inc.
3.50%, 03/15/25	1,809	1,986,057
4.38%, 03/15/35	350	435,421
4.63%, 03/15/45	1,750	2,295,662
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	50,482
PerkinElmer, Inc., 3.30%, 09/15/29	1,000	1,081,526
Smith & Nephew PLC, 2.03%, 10/14/30(a)	1,400	1,369,318
STERIS Irish FinCo. UnLtd Co.
2.70%, 03/15/31(a)	700	712,950
3.75%, 03/15/51	400	424,637
Stryker Corp.
3.38%, 05/15/24	2,000	2,145,980

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Stryker Corp. (continued)
3.38%, 11/01/25(a)	$580	$633,331
3.50%, 03/15/26	500	551,954
4.63%, 03/15/46(a)	1,250	1,596,325
2.90%, 06/15/50(a)	500	499,826
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25(a)	1,000	1,108,716
3.65%, 12/15/25(a)	500	551,549
3.20%, 08/15/27	500	545,934
2.60%, 10/01/29	970	1,018,246
4.50%, 03/25/30	1,000	1,190,718
4.10%, 08/15/47(a)	500	608,849
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	750	813,678
3.55%, 03/20/30	2,000	2,189,028
4.45%, 08/15/45(a)	500	589,969

		52,583,952

Health Care Providers & Services — 0.7%
Adventist Health System/West, 3.63%, 03/01/49	197	216,319
Advocate Health & Hospitals Corp.
3.83%, 08/15/28(a)	74	83,650
4.27%, 08/15/48	107	134,656
3.39%, 10/15/49	460	500,324
Series 2020, 3.01%, 06/15/50	265	272,433
Aetna, Inc.
2.75%, 11/15/22(a)	2,250	2,310,673
2.80%, 06/15/23	1,500	1,561,146
3.50%, 11/15/24(a)	320	346,177
6.75%, 12/15/37	300	442,553
4.50%, 05/15/42	250	298,686
4.75%, 03/15/44	1,025	1,269,727
3.88%, 08/15/47	1,050	1,174,277
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	470	464,336
Allina Health System, Series 2019, 3.89%, 04/15/49	220	259,499
AmerisourceBergen Corp.
3.45%, 12/15/27(a)	750	818,479
2.80%, 05/15/30(a)	400	416,897
2.70%, 03/15/31	500	512,848
4.25%, 03/01/45(a)	250	289,921
4.30%, 12/15/47(a)	500	582,768
Anthem, Inc.
2.95%, 12/01/22	4,000	4,136,040
3.30%, 01/15/23	100	104,308
3.50%, 08/15/24	250	269,275
2.38%, 01/15/25(a)	160	167,555
1.50%, 03/15/26	990	1,001,123
3.65%, 12/01/27	1,000	1,119,213
2.25%, 05/15/30	785	791,751
2.55%, 03/15/31	1,700	1,751,906
4.63%, 05/15/42	50	61,991
4.65%, 01/15/43	2,000	2,491,787
5.10%, 01/15/44	900	1,183,877
4.65%, 08/15/44	350	436,759
4.38%, 12/01/47(a)	1,000	1,219,657
4.55%, 03/01/48	750	937,360
3.13%, 05/15/50	845	857,898
3.60%, 03/15/51	990	1,088,168
Ascension Health
3.95%, 11/15/46(a)	1,500	1,831,597

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Ascension Health (continued)
Series B, 2.53%, 11/15/29	$150	$157,672
Series B, 3.11%, 11/15/39	52	55,503
Banner Health
2.91%, 01/01/51	309	314,653
Series 2020, 3.18%, 01/01/50	181	191,486
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	65	69,993
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(a)	285	347,107
Baylor Scott & White Holdings
1.78%, 11/15/30(a)	120	117,385
2.84%, 11/15/50	1,183	1,186,263
Bon Secours Mercy Health, Inc.(a)
3.46%, 06/01/30	200	219,359
Series 20-2, 3.21%, 06/01/50	170	176,047
Cardinal Health, Inc.
3.50%, 11/15/24(a)	250	269,250
3.75%, 09/15/25	500	549,928
3.41%, 06/15/27(a)	1,000	1,092,983
4.60%, 03/15/43	50	57,783
4.90%, 09/15/45	750	896,217
4.37%, 06/15/47	500	559,879
Children’s Health System of Texas, 2.51%, 08/15/50(a)	71	65,819
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	254,195
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	144	141,261
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	177,830
CommonSpirit Health
2.76%, 10/01/24(a)	2,245	2,363,603
1.55%, 10/01/25(a)	184	185,575
3.35%, 10/01/29(a)	1,132	1,225,986
2.78%, 10/01/30(a)	308	319,612
3.82%, 10/01/49(a)	251	281,175
4.19%, 10/01/49(a)	400	459,768
3.91%, 10/01/50	597	656,179
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	1,000	994,612
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	46	49,666
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	117,610
Dignity Health, 5.27%, 11/01/64	100	138,225
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	208,004
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41(a)	195	191,152
Series 2020, 2.88%, 09/01/50	793	781,976
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	175	183,721
HCA, Inc.
4.75%, 05/01/23(a)	3,000	3,214,449
5.25%, 04/15/25(a)	1,000	1,144,068
5.25%, 06/15/26(a)	1,000	1,157,560
4.13%, 06/15/29	750	844,557
2.38%, 07/15/31(a)	1,000	987,321
5.13%, 06/15/39	1,000	1,249,127
5.50%, 06/15/47	1,000	1,302,422
5.25%, 06/15/49	1,250	1,593,365
3.50%, 07/15/51	1,360	1,359,380

Security	Par (000)	Value

Health Care Providers & Services (continued)
Humana, Inc.
3.85%, 10/01/24(a)	$500	$542,333
3.13%, 08/15/29(a)	500	538,208
4.63%, 12/01/42	1,000	1,227,672
4.95%, 10/01/44	250	323,056
4.80%, 03/15/47	200	252,598
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(d)	500	502,140
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	188	212,045
Johns Hopkins Health System Corp., 3.84%, 05/15/46	175	206,623
Kaiser Foundation Hospitals
3.15%, 05/01/27	500	546,515
2.81%, 06/01/41	574	585,447
4.15%, 05/01/47(a)	1,110	1,382,145
3.00%, 06/01/51	671	692,511
Series 2019, 3.27%, 11/01/49(a)	325	354,673
Mass General Brigham, Inc., 3.34%, 07/01/60	600	657,551
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	300	376,621
Series 2021, 3.20%, 11/15/61	367	395,206
McKesson Corp.
2.85%, 03/15/23	150	154,880
3.80%, 03/15/24(a)	1,500	1,613,206
3.95%, 02/16/28(a)	1,000	1,133,543
4.75%, 05/30/29	1,000	1,185,082
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	99	110,597
Memorial Health Services, 3.45%, 11/01/49	175	189,503
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42(a)	200	272,118
4.13%, 07/01/52	200	251,572
Series 2020, 2.96%, 01/01/50	1,214	1,233,062
Mercy Health, Series 2018, 4.30%, 07/01/28(a)	64	74,006
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	219	211,841
Montefiore Obligated Group, 4.29%, 09/01/50(a)	364	390,223
Mount Sinai Hospitals Group, Inc.(a)
Series 2017, 3.98%, 07/01/48	66	73,538
Series 2019, 3.74%, 07/01/49	300	329,801
Series 2020, 3.39%, 07/01/50	186	191,138
MultiCare Health System, 2.80%, 08/15/50(a)	47	46,213
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	500	470,336
4.02%, 08/01/45(a)	150	185,506
2.61%, 08/01/60	500	463,594
Series 2019, 3.95%, ’08/01/2119	207	244,484
Northwell Healthcare, Inc.
3.98%, 11/01/46	200	226,416
4.26%, 11/01/47	70	82,537
3.81%, 11/01/49	162	179,190
Novant Health, Inc.
2.64%, 11/01/36	138	140,579
3.17%, 11/01/51	434	455,471
3.32%, 11/01/61	217	229,784
Orlando Health Obligated Group
4.09%, 10/01/48	29	35,394
3.33%, 10/01/50	192	204,166
Partners Healthcare System, Inc. Series 2017, 3.77%, 07/01/48	85	98,464

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Partners Healthcare System, Inc. (continued)
Series 2020, 3.19%, 07/01/49	$500	$529,177
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	79	105,845
Series 2020, 1.38%, 11/15/25	24	24,231
Series 2020, 3.22%, 11/15/50	139	146,035
Providence St. Joseph Health Obligated Group(a)
Series 19A, 2.53%, 10/01/29	325	341,179
Series A, 3.93%, 10/01/48	77	89,304
Rady Children’s Hospital-San Diego, 3.15%, 08/15/51	120	127,090
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	230	270,226
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	175	171,729
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	87,450
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49	85	93,806
Stanford Health Care
3.03%, 08/15/51	700	722,613
Series 2018, 3.80%, 11/15/48	64	75,509
Summa Health, 3.51%, 11/15/51	200	210,908
Sutter Health
Series 2018, 3.70%, 08/15/28(a)	86	95,790
Series 2018, 4.09%, 08/15/48	107	128,206
Series 20A, 2.29%, 08/15/30	260	262,202
Series 20A, 3.36%, 08/15/50	335	355,521
Series 20-A, 1.32%, 08/15/25	134	134,828
Series 20-A, 3.16%, 08/15/40(a)	177	185,791
Texas Health Resources, 2.33%, 11/15/50(a)	165	149,555
Toledo Hospital
6.02%, 11/15/48	125	154,531
Series B, 5.33%, 11/15/28	125	147,552
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	137	148,797
Series 2021, 2.63%, 12/01/40	112	110,315
UnitedHealth Group, Inc.
3.35%, 07/15/22	750	773,876
2.88%, 03/15/23	250	260,666
3.50%, 06/15/23(a)	2,000	2,120,862
2.38%, 08/15/24	2,425	2,550,940
3.75%, 07/15/25(a)	1,000	1,109,579
1.25%, 01/15/26(a)	210	211,943
3.10%, 03/15/26(a)	500	545,320
1.15%, 05/15/26	995	994,966
3.45%, 01/15/27(a)	500	554,780
3.38%, 04/15/27	1,000	1,109,483
3.85%, 06/15/28	1,000	1,149,149
2.88%, 08/15/29	1,890	2,038,737
2.00%, 05/15/30(a)	315	317,344
2.30%, 05/15/31	1,145	1,172,578
4.63%, 07/15/35	555	701,057
6.88%, 02/15/38	100	155,062
3.50%, 08/15/39	645	720,846
2.75%, 05/15/40	300	303,812
5.95%, 02/15/41	100	144,956
3.05%, 05/15/41	1,255	1,314,403
4.63%, 11/15/41	600	764,250
3.95%, 10/15/42(a)	150	177,383
4.25%, 03/15/43(a)	500	611,661
4.75%, 07/15/45	1,500	1,964,923

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.20%, 01/15/47	$750	$914,855
4.25%, 04/15/47	1,000	1,228,676
3.75%, 10/15/47	500	574,465
4.25%, 06/15/48	1,400	1,735,795
4.45%, 12/15/48	1,000	1,277,423
3.70%, 08/15/49(a)	1,500	1,717,235
2.90%, 05/15/50	1,290	1,302,992
3.25%, 05/15/51	495	528,050
3.88%, 08/15/59	1,000	1,185,996
3.13%, 05/15/60	600	618,944
Universal Health Services, Inc., 2.65%, 10/15/30(a)(c)	50	50,276
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	60,535
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48(a)	108	140,865
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	121	111,147

		116,670,968

Health Care Technology — 0.0%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	225	228,113
Laboratory Corp. of America Holdings
4.00%, 11/01/23	100	106,907
3.25%, 09/01/24	1,000	1,070,172
2.30%, 12/01/24(a)	1,000	1,045,702
3.60%, 02/01/25	75	81,129
1.55%, 06/01/26	515	517,129
3.60%, 09/01/27(a)	500	552,835
2.70%, 06/01/31(a)	1,095	1,115,793
4.70%, 02/01/45	450	539,414
Quest Diagnostics, Inc.
4.25%, 04/01/24(a)	250	271,168
3.50%, 03/30/25	370	401,493
4.20%, 06/30/29(a)	250	288,172
2.95%, 06/30/30(a)	425	450,945
2.80%, 06/30/31(a)	400	417,532
4.70%, 03/30/45(a)	250	306,286

		7,392,790

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., 3.70%, 12/01/29	200	216,502
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25(a)	400	450,260
Hyatt Hotels Corp.
3.38%, 07/15/23	190	197,854
4.38%, 09/15/28	305	335,790
5.75%, 04/23/30	500	606,940
Las Vegas Sands Corp.
3.20%, 08/08/24(a)	2,745	2,880,959
3.50%, 08/18/26(a)	270	287,076
3.90%, 08/08/29	185	196,953
Marriott International, Inc.
4.00%, 04/15/28	1,000	1,098,968
Series EE, 5.75%, 05/01/25(a)	1,100	1,269,729
Series FF, 4.63%, 06/15/30	1,000	1,151,702
Series GG, 3.50%, 10/15/32	1,000	1,062,302
Series R, 3.13%, 06/15/26	1,000	1,061,765

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.
3.35%, 04/01/23	$250	$262,276
3.25%, 06/10/24(a)	400	429,466
3.38%, 05/26/25	500	543,000
3.30%, 07/01/25	115	124,944
3.70%, 01/30/26(a)	1,000	1,111,243
3.50%, 03/01/27	1,000	1,103,921
3.50%, 07/01/27	1,400	1,551,385
3.80%, 04/01/28(a)	1,000	1,131,457
3.60%, 07/01/30(a)	1,525	1,714,823
4.70%, 12/09/35(a)	315	390,457
6.30%, 03/01/38	1,000	1,432,576
3.70%, 02/15/42	100	112,604
4.60%, 05/26/45(a)	1,000	1,246,848
4.88%, 12/09/45(a)	1,000	1,288,168
4.45%, 03/01/47	500	612,134
4.45%, 09/01/48	500	622,184
3.63%, 09/01/49	1,875	2,077,757
4.20%, 04/01/50(a)	1,390	1,674,858
Sands China Ltd.
4.60%, 08/08/23	500	531,477
5.13%, 08/08/25(a)	500	557,375
5.40%, 08/08/28	1,750	2,024,803
Starbucks Corp.
3.10%, 03/01/23(a)	2,000	2,085,775
3.85%, 10/01/23	250	266,801
3.80%, 08/15/25	1,000	1,106,461
4.00%, 11/15/28(a)	500	575,259
3.55%, 08/15/29(a)	1,250	1,396,765
2.25%, 03/12/30	1,000	1,011,700
2.55%, 11/15/30	800	828,921
3.75%, 12/01/47	1,000	1,100,324
3.35%, 03/12/50	1,000	1,046,034
3.50%, 11/15/50	800	861,798

		41,640,394

Household Durables — 0.1%
D.R. Horton, Inc.
2.50%, 10/15/24(a)	425	445,469
1.40%, 10/15/27	1,000	977,550
Leggett & Platt, Inc.
3.80%, 11/15/24	200	215,140
4.40%, 03/15/29(a)	1,000	1,143,585
Lennar Corp.
4.75%, 11/15/22	1,000	1,046,250
4.75%, 05/30/25(a)	2,000	2,242,500
4.75%, 11/29/27(a)	2,000	2,311,736
MDC Holdings, Inc.
2.50%, 01/15/31	200	194,828
6.00%, 01/15/43	400	515,480
Mohawk Industries, Inc.(a)
3.85%, 02/01/23	125	130,476
3.63%, 05/15/30	300	327,831
PulteGroup, Inc., 7.88%, 06/15/32	1,000	1,435,500
Whirlpool Corp.
2.40%, 05/15/31	245	247,008
5.15%, 03/01/43(a)	200	253,498

Security	Par (000)	Value

Household Durables (continued)
Whirlpool Corp. (continued)
4.50%, 06/01/46(a)	$250	$301,385
4.60%, 05/15/50	600	744,761

		12,532,997

Insurance — 0.8%
Aflac, Inc.
3.63%, 11/15/24(a)	250	274,184
1.13%, 03/15/26	1,000	1,001,673
2.88%, 10/15/26(a)	750	804,915
4.75%, 01/15/49	500	659,524
Alleghany Corp., 3.63%, 05/15/30	700	772,237
Allstate Corp.
3.15%, 06/15/23(a)	250	262,991
3.28%, 12/15/26(a)	750	827,636
1.45%, 12/15/30(a)	2,000	1,911,280
4.50%, 06/15/43	150	188,516
4.20%, 12/15/46	1,000	1,226,659
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)(b)	1,250	1,360,937
American Financial Group, Inc., 4.50%, 06/15/47	750	891,630
American International Group, Inc.
4.13%, 02/15/24	250	272,224
2.50%, 06/30/25(a)	1,000	1,055,250
3.75%, 07/10/25	750	826,464
3.90%, 04/01/26	500	557,970
4.25%, 03/15/29(a)	1,000	1,151,391
3.40%, 06/30/30	1,500	1,644,903
3.88%, 01/15/35	500	565,453
4.70%, 07/10/35	500	609,026
4.50%, 07/16/44(a)	750	910,306
4.80%, 07/10/45	1,750	2,186,981
4.75%, 04/01/48	1,000	1,270,882
4.38%, 06/30/50	1,000	1,215,611
4.38%, 01/15/55	900	1,090,157
Aon Corp.
2.20%, 11/15/22	335	343,208
4.50%, 12/15/28	1,000	1,169,266
3.75%, 05/02/29	1,000	1,125,265
2.80%, 05/15/30	1,800	1,889,676
Aon PLC
3.50%, 06/14/24	1,000	1,073,781
3.88%, 12/15/25	600	666,226
4.60%, 06/14/44	250	312,881
4.75%, 05/15/45	500	639,952
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,127,715
Arch Capital Group Ltd., 3.64%, 06/30/50	1,000	1,075,737
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	163,791
Arthur J Gallagher & Co., 3.50%, 05/20/51	500	523,654
Assurant, Inc., 2.65%, 01/15/32	2,000	1,994,318
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(a)	110	122,757
Athene Holding Ltd.
6.15%, 04/03/30	1,000	1,264,336
3.95%, 05/25/51	260	278,170
AXA SA, 8.60%, 12/15/30	550	835,806
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(a)	500	505,598
1.45%, 10/15/30(a)	900	878,593

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
4.40%, 05/15/42	$100	$125,545
4.30%, 05/15/43	250	311,521
4.20%, 08/15/48	2,000	2,470,653
4.25%, 01/15/49	1,000	1,242,214
2.85%, 10/15/50	1,000	998,200
2.50%, 01/15/51	760	709,772
Berkshire Hathaway, Inc.
3.00%, 02/11/23(a)	1,000	1,043,532
2.75%, 03/15/23(a)	1,500	1,556,673
3.13%, 03/15/26	1,400	1,530,392
4.50%, 02/11/43	1,100	1,399,428
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	1,401	1,523,332
5.63%, 05/15/30	1,000	1,216,737
4.70%, 06/22/47	500	555,313
Brown & Brown, Inc., 2.38%, 03/15/31	1,000	999,146
Chubb Corp.
6.00%, 05/11/37	50	72,366
Series 1, 6.50%, 05/15/38	100	151,220
Chubb INA Holdings, Inc.
2.88%, 11/03/22(a)	1,000	1,029,630
3.35%, 05/15/24(a)	500	539,434
3.35%, 05/03/26	795	872,839
4.15%, 03/13/43	150	182,504
CNA Financial Corp.
4.50%, 03/01/26	350	396,929
3.90%, 05/01/29	500	561,237
Equitable Holdings, Inc.(a)
4.35%, 04/20/28	1,000	1,146,538
5.00%, 04/20/48	1,000	1,276,433
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	500	533,178
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	1,000	1,145,687
Fidelity National Financial, Inc., 3.40%, 06/15/30	500	538,236
First American Financial Corp., 4.60%, 11/15/24(a)	200	221,513
Globe Life, Inc., 2.15%, 08/15/30(a)	1,000	982,558
Hanover Insurance Group, Inc.
4.50%, 04/15/26(a)	600	678,159
2.50%, 09/01/30	500	500,189
Hartford Financial Services Group, Inc.
2.80%, 08/19/29	500	524,918
6.10%, 10/01/41(a)	100	142,810
3.60%, 08/19/49	1,335	1,463,743
Lincoln National Corp.
4.00%, 09/01/23	200	214,596
3.35%, 03/09/25(a)	65	70,378
3.80%, 03/01/28(a)	1,500	1,676,692
6.30%, 10/09/37	250	350,739
4.35%, 03/01/48	200	237,961
4.38%, 06/15/50(a)	500	602,879
Loews Corp.
2.63%, 05/15/23(a)	250	258,768
3.75%, 04/01/26	500	556,079
3.20%, 05/15/30	655	710,313
Manulife Financial Corp.(a)
4.15%, 03/04/26	500	563,608
2.48%, 05/19/27	1,000	1,052,768
5.38%, 03/04/46	1,000	1,402,541

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.(a) (continued)
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	$500	$551,724
Markel Corp.
3.35%, 09/17/29	475	521,501
4.30%, 11/01/47(a)	750	878,495
4.15%, 09/17/50(a)	500	577,625
3.45%, 05/07/52	300	308,792
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23(a)	500	521,835
3.88%, 03/15/24	500	542,322
3.50%, 06/03/24	1,000	1,074,599
3.50%, 03/10/25(a)	500	543,571
3.75%, 03/14/26	1,000	1,111,894
4.38%, 03/15/29(a)	1,000	1,172,156
2.25%, 11/15/30(a)	345	349,434
4.35%, 01/30/47	250	312,415
4.20%, 03/01/48	500	619,066
4.90%, 03/15/49	1,000	1,364,881
MetLife, Inc.
3.00%, 03/01/25(a)	1,650	1,772,393
6.38%, 06/15/34(a)	500	715,578
5.88%, 02/06/41	2,000	2,887,989
4.13%, 08/13/42	300	357,994
4.88%, 11/13/43	1,250	1,647,132
4.05%, 03/01/45	250	297,823
4.60%, 05/13/46(a)	1,500	1,932,307
Old Republic International Corp.
4.88%, 10/01/24	250	279,169
3.85%, 06/11/51	200	212,390
Principal Financial Group, Inc.
3.40%, 05/15/25	250	270,977
3.10%, 11/15/26	1,000	1,083,678
3.70%, 05/15/29(a)	1,135	1,271,743
2.13%, 06/15/30	1,000	995,816
4.63%, 09/15/42	50	61,967
4.30%, 11/15/46(a)	250	301,663
Progressive Corp.
2.45%, 01/15/27(a)	500	529,935
4.00%, 03/01/29(a)	300	344,444
4.35%, 04/25/44	100	124,221
3.70%, 01/26/45	200	229,071
4.13%, 04/15/47	500	612,560
4.20%, 03/15/48	500	622,499
3.95%, 03/26/50(a)	500	599,836
Prudential Financial, Inc.
3.50%, 05/15/24(a)	1,000	1,082,900
1.50%, 03/10/26	1,000	1,015,178
3.88%, 03/27/28(a)	951	1,087,124
3.00%, 03/10/40(a)	1,000	1,021,409
4.60%, 05/15/44(a)	250	319,619
3.91%, 12/07/47	500	580,739
3.94%, 12/07/49	908	1,061,089
4.35%, 02/25/50(a)	1,000	1,253,642
3.70%, 03/13/51	1,250	1,425,184
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b)	1,000	1,172,736
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	350	375,604
(5 year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	1,000	1,042,500

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential PLC, 3.13%, 04/14/30	$1,000	$1,081,371
Reinsurance Group of America, Inc., 3.90%, 05/15/29	475	530,979
Travelers Cos., Inc.
6.75%, 06/20/36(a)	250	375,105
6.25%, 06/15/37(a)	500	737,507
4.60%, 08/01/43(a)	850	1,117,357
4.30%, 08/25/45	250	312,135
4.00%, 05/30/47(a)	500	606,912
4.05%, 03/07/48(a)	1,150	1,405,013
4.10%, 03/04/49	250	307,532
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	141,244
Trinity Acquisition PLC, 4.40%, 03/15/26	500	565,061
Unum Group
4.00%, 06/15/29(a)	1,000	1,122,508
5.75%, 08/15/42	250	312,382
4.50%, 12/15/49(a)	250	265,081
Voya Financial, Inc.
3.65%, 06/15/26(a)	350	387,473
5.70%, 07/15/43	500	686,649
W R Berkley Corp., 3.55%, 03/30/52	500	531,682
Willis North America, Inc.
4.50%, 09/15/28	1,500	1,732,644
3.88%, 09/15/49(a)	580	651,542
WR Berkley Corp., 4.00%, 05/12/50	500	570,675
XLIT Ltd., 5.50%, 03/31/45(a)	250	339,402

		128,688,904

Interactive Media & Services — 0.1%
Alphabet, Inc.
3.38%, 02/25/24	500	537,510
0.45%, 08/15/25	175	173,289
2.00%, 08/15/26(a)	2,500	2,615,361
0.80%, 08/15/27(a)	540	524,818
1.10%, 08/15/30	650	616,334
1.90%, 08/15/40	600	545,458
2.05%, 08/15/50(a)	800	705,933
2.25%, 08/15/60	1,500	1,322,846
Baidu, Inc.
3.08%, 04/07/25	2,000	2,117,181
4.13%, 06/30/25	1,000	1,103,938
4.88%, 11/14/28(a)	500	589,055
eBay, Inc.
2.75%, 01/30/23(a)	3,000	3,104,512
1.90%, 03/11/25	1,000	1,033,493
1.40%, 05/10/26(a)	395	396,337
3.60%, 06/05/27(a)	1,000	1,110,810
2.70%, 03/11/30	1,000	1,040,274
2.60%, 05/10/31	2,355	2,396,121
3.65%, 05/10/51	500	530,250
JD.com, Inc., 3.38%, 01/14/30(a)	1,000	1,066,970

		21,530,490

Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.
3.60%, 11/28/24(a)	1,500	1,626,375
3.40%, 12/06/27	1,000	1,090,020
4.50%, 11/28/34	250	291,722
4.00%, 12/06/37	1,000	1,123,710
4.20%, 12/06/47	1,300	1,494,431
3.15%, 02/09/51(a)	2,000	1,953,480

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Alibaba Group Holding Ltd. (continued)
4.40%, 12/06/57(a)	$1,000	$1,190,860
Amazon.com, Inc.
2.40%, 02/22/23	1,500	1,550,144
0.40%, 06/03/23	2,000	2,001,828
0.45%, 05/12/24	1,735	1,731,156
2.80%, 08/22/24(a)	1,500	1,595,932
1.00%, 05/12/26(a)	1,700	1,700,337
1.20%, 06/03/27	2,000	1,993,686
3.15%, 08/22/27	2,750	3,038,440
1.65%, 05/12/28	1,700	1,714,513
1.50%, 06/03/30	3,000	2,932,544
2.10%, 05/12/31(a)	2,000	2,033,628
4.80%, 12/05/34	600	773,860
3.88%, 08/22/37(a)	1,000	1,192,450
2.88%, 05/12/41	1,400	1,444,459
4.95%, 12/05/44	500	677,107
4.05%, 08/22/47	2,500	3,049,607
2.50%, 06/03/50	2,000	1,889,804
3.10%, 05/12/51	2,000	2,100,866
4.25%, 08/22/57	1,000	1,280,968
2.70%, 06/03/60	2,000	1,915,597
3.25%, 05/12/61	700	737,695

		44,125,219

Internet Software & Services — 0.1%
Booking Holdings, Inc.
2.75%, 03/15/23	500	519,162
3.60%, 06/01/26(a)	1,500	1,662,628
4.63%, 04/13/30	1,000	1,193,276
Expedia Group, Inc.(a)
4.50%, 08/15/24	250	273,530
5.00%, 02/15/26	500	570,387
3.80%, 02/15/28	750	815,693
3.25%, 02/15/30	825	861,751
2.95%, 03/15/31	480	486,391
VeriSign, Inc.
5.25%, 04/01/25	1,000	1,135,690
4.75%, 07/15/27(a)	1,000	1,061,250
2.70%, 06/15/31	1,020	1,036,249

		9,616,007

IT Services — 0.3%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26(a)	270	295,889
2.90%, 12/01/29	500	528,679
2.60%, 05/01/31	460	468,392
DXC Technology Co., 4.75%, 04/15/27(a)	500	575,687
Fidelity National Information Services, Inc.
0.38%, 03/01/23	1,355	1,353,258
0.60%, 03/01/24(a)	510	509,301
1.15%, 03/01/26	595	590,332
1.65%, 03/01/28	680	676,146
2.25%, 03/01/31	1,730	1,726,905
3.10%, 03/01/41	505	517,305
Fiserv, Inc.
2.75%, 07/01/24	2,120	2,236,567
2.25%, 06/01/27	1,800	1,867,197
4.20%, 10/01/28	1,000	1,149,536
3.50%, 07/01/29	1,645	1,810,062
2.65%, 06/01/30(a)	955	988,785
4.40%, 07/01/49	880	1,061,423

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Genpact Luxembourg Sarl, 3.38%, 12/01/24	$1,000	$1,065,834
International Business Machines Corp.
2.88%, 11/09/22(a)	3,400	3,518,250
3.63%, 02/12/24	775	834,963
3.00%, 05/15/24	2,000	2,131,482
3.45%, 02/19/26(a)	250	276,205
3.30%, 05/15/26(a)	1,500	1,650,092
3.30%, 01/27/27	1,000	1,097,723
1.70%, 05/15/27	1,170	1,185,016
3.50%, 05/15/29	4,000	4,476,396
1.95%, 05/15/30(a)	1,700	1,697,656
5.88%, 11/29/32(a)	250	342,948
2.85%, 05/15/40	1,000	1,016,281
4.00%, 06/20/42	850	1,001,340
4.70%, 02/19/46(a)	1,250	1,627,657
4.25%, 05/15/49(a)	1,925	2,377,037
2.95%, 05/15/50(a)	1,280	1,288,202
Leidos, Inc., 2.30%, 02/15/31(a)	750	731,715
Verisk Analytics, Inc.
4.00%, 06/15/25(a)	250	276,577
4.13%, 03/15/29	500	567,132
3.63%, 05/15/50	330	353,425

		43,871,395

Leisure Products — 0.0%
Hasbro, Inc.
2.60%, 11/19/22(a)	305	313,791
3.00%, 11/19/24	500	532,012
3.55%, 11/19/26	300	328,835
3.50%, 09/15/27	250	271,994
3.90%, 11/19/29	300	333,564
6.35%, 03/15/40(a)	500	697,083
5.10%, 05/15/44	60	73,342

		2,550,621

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.88%, 07/15/23	200	212,288
2.75%, 09/15/29(a)	645	674,313
2.30%, 03/12/31	690	689,954

		1,576,555

Machinery — 0.2%
Caterpillar Financial Services Corp.
1.90%, 09/06/22	1,000	1,018,404
2.63%, 03/01/23(a)	2,000	2,074,613
3.45%, 05/15/23	400	422,820
3.65%, 12/07/23(a)	1,000	1,076,947
2.85%, 05/17/24(a)	2,000	2,125,583
3.30%, 06/09/24(a)	250	269,212
2.15%, 11/08/24(a)	2,200	2,306,655
0.80%, 11/13/25(a)	1,000	994,131
Caterpillar, Inc.
3.40%, 05/15/24(a)	500	536,708
2.60%, 09/19/29	70	74,725
2.60%, 04/09/30(a)	500	532,943
1.90%, 03/12/31(a)	910	910,812
5.20%, 05/27/41	600	827,868
3.80%, 08/15/42(a)	1,450	1,731,815
3.25%, 09/19/49	1,000	1,103,166
3.25%, 04/09/50	1,000	1,105,401

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc. (continued)
4.75%, 05/15/64(a)	$200	$289,137
CNH Industrial Capital LLC
1.88%, 01/15/26(a)	1,000	1,016,954
1.45%, 07/15/26	220	218,563
CNH Industrial NV, 4.50%, 08/15/23	3,000	3,234,259
Crane Co., 4.45%, 12/15/23(a)	125	134,816
Deere & Co.
2.75%, 04/15/25	1,000	1,066,858
3.10%, 04/15/30	500	551,512
3.90%, 06/09/42	550	675,488
2.88%, 09/07/49(a)	385	399,851
3.75%, 04/15/50(a)	1,000	1,208,969
Dover Corp.(a)
3.15%, 11/15/25	250	268,776
2.95%, 11/04/29	170	182,561
Flowserve Corp., 3.50%, 09/15/22	100	102,620
Fortive Corp., 3.15%, 06/15/26(a)	500	542,833
IDEX Corp., 2.63%, 06/15/31	190	193,108
Kennametal, Inc., 2.80%, 03/01/31	155	155,922
Otis Worldwide Corp.
2.06%, 04/05/25(a)	515	535,048
2.57%, 02/15/30	1,000	1,035,648
3.11%, 02/15/40	1,000	1,033,566
3.36%, 02/15/50(a)	195	205,241
Snap-On Inc., 3.10%, 05/01/50(a)	1,000	1,059,496
Stanley Black & Decker, Inc.
4.25%, 11/15/28(a)	1,000	1,169,764
2.30%, 03/15/30(a)	1,000	1,036,154
4.85%, 11/15/48(a)	250	336,020
2.75%, 11/15/50	300	291,750
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	600	638,400
Valmont Industries, Inc., 5.00%, 10/01/44(a)	1,000	1,210,580
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24(a)	500	541,744
3.20%, 06/15/25	500	531,750
4.95%, 09/15/28	500	579,993
Xylem, Inc., 4.38%, 11/01/46	500	596,461

		38,155,645

Media — 1.0%
Bell Canada
4.30%, 07/29/49(a)	265	319,639
3.65%, 03/17/51	380	413,726
Bell Canada, Inc.,, 4.46%, 04/01/48(a)	310	385,034
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	1,000	1,035,289
4.50%, 02/01/24(a)	2,000	2,178,340
4.91%, 07/23/25(a)	1,930	2,186,518
3.75%, 02/15/28	500	551,428
5.05%, 03/30/29	1,000	1,181,191
2.80%, 04/01/31(a)	2,000	2,044,623
2.30%, 02/01/32	1,800	1,730,559
6.38%, 10/23/35	250	334,167
5.38%, 04/01/38	1,000	1,228,778
3.50%, 06/01/41	1,000	1,006,770
6.48%, 10/23/45	1,500	2,065,773
5.38%, 05/01/47	1,500	1,838,115
5.75%, 04/01/48	1,000	1,272,741

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.13%, 07/01/49	$1,000	$1,190,901
4.80%, 03/01/50	1,900	2,182,243
3.70%, 04/01/51	1,600	1,582,507
3.90%, 06/01/52	1,600	1,629,130
6.83%, 10/23/55	250	367,994
3.85%, 04/01/61	1,470	1,442,800
4.40%, 12/01/61	1,400	1,504,280
Comcast Corp.
3.60%, 03/01/24(a)	250	270,124
3.70%, 04/15/24	1,000	1,084,366
3.10%, 04/01/25	2,080	2,247,282
3.38%, 08/15/25	2,500	2,726,226
3.95%, 10/15/25	1,250	1,400,600
3.15%, 03/01/26(a)	1,750	1,903,921
2.35%, 01/15/27(a)	850	891,552
3.30%, 02/01/27(a)	1,000	1,098,926
3.30%, 04/01/27	2,000	2,204,241
3.15%, 02/15/28	1,250	1,371,779
3.55%, 05/01/28(a)	1,000	1,118,502
4.15%, 10/15/28	2,220	2,569,776
2.65%, 02/01/30	945	994,772
3.40%, 04/01/30	2,730	3,013,498
4.25%, 10/15/30	1,000	1,176,138
1.95%, 01/15/31(a)	845	833,021
1.50%, 02/15/31	1,645	1,558,599
4.25%, 01/15/33	650	774,646
4.20%, 08/15/34	2,235	2,646,921
4.40%, 08/15/35	250	301,272
3.20%, 07/15/36(a)	500	536,440
3.90%, 03/01/38	500	575,343
4.60%, 10/15/38(a)	1,500	1,859,103
3.25%, 11/01/39	1,000	1,063,637
3.75%, 04/01/40	1,000	1,127,280
4.65%, 07/15/42(a)	1,150	1,443,466
4.75%, 03/01/44	750	954,884
4.60%, 08/15/45(a)	2,500	3,138,136
3.40%, 07/15/46	500	533,368
4.00%, 08/15/47	500	583,622
3.97%, 11/01/47	1,500	1,746,352
4.00%, 03/01/48(a)	500	585,436
4.70%, 10/15/48	2,500	3,222,961
4.00%, 11/01/49	1,255	1,477,889
3.45%, 02/01/50(a)	1,800	1,942,356
2.80%, 01/15/51	860	827,432
2.45%, 08/15/52(a)	1,700	1,535,754
4.05%, 11/01/52	694	826,046
4.95%, 10/15/58(a)	2,000	2,765,627
2.65%, 08/15/62(a)	800	730,953
Discovery Communications LLC
2.95%, 03/20/23	525	546,272
3.90%, 11/15/24	250	271,455
3.45%, 03/15/25(a)	1,000	1,074,378
4.90%, 03/11/26	330	376,127
3.95%, 03/20/28(a)	620	689,571
5.00%, 09/20/37(a)	250	303,356
5.20%, 09/20/47(a)	1,445	1,795,830
5.30%, 05/15/49	500	632,346
4.65%, 05/15/50(a)	1,000	1,170,207
4.00%, 09/15/55	1,538	1,627,829

Security	Par (000)	Value

Media (continued)
Fox Corp.
4.03%, 01/25/24	$1,000	$1,083,312
4.71%, 01/25/29(a)	1,000	1,174,056
5.48%, 01/25/39	1,000	1,292,749
5.58%, 01/25/49(a)	1,500	2,024,834
Grupo Televisa SAB
4.63%, 01/30/26	2,000	2,220,375
6.63%, 01/15/40	250	345,000
5.00%, 05/13/45	200	238,663
6.13%, 01/31/46	250	340,594
5.25%, 05/24/49(a)	500	627,335
NBCUniversal Media LLC
5.95%, 04/01/41	1,250	1,799,780
4.45%, 01/15/43	250	306,647
TCI Communications, Inc., 7.88%, 02/15/26	250	322,919
TELUS Corp.
4.60%, 11/16/48(a)	200	249,300
4.30%, 06/15/49	500	599,245
Thomson Reuters Corp.
4.30%, 11/23/23	250	269,351
3.35%, 05/15/26	140	152,363
5.65%, 11/23/43(a)	1,000	1,341,250
Time Warner Cable LLC
6.55%, 05/01/37	650	885,450
6.75%, 06/15/39	2,050	2,853,838
5.88%, 11/15/40(a)	250	323,387
5.50%, 09/01/41	1,750	2,169,089
4.50%, 09/15/42	1,225	1,361,645
Time Warner Entertainment Co. LP, 88731EAJ9,
8.38%, 07/15/33	500	757,615
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	1,300	1,336,174
3.15%, 09/17/25(a)	165	179,498
3.00%, 02/13/26	200	217,081
1.85%, 07/30/26(a)	1,000	1,029,480
2.95%, 06/15/27(a)	750	816,718
4.13%, 06/01/44	500	602,669
3.00%, 07/30/46	75	77,290
Series E, 4.13%, 12/01/41	250	300,277
ViacomCBS, Inc.
3.70%, 08/15/24	1,000	1,080,233
3.50%, 01/15/25(a)	500	538,048
4.00%, 01/15/26	1,500	1,668,027
3.38%, 02/15/28(a)	500	546,939
3.70%, 06/01/28(a)	500	556,115
4.95%, 01/15/31(a)	1,000	1,205,319
4.20%, 05/19/32(a)	1,000	1,154,125
6.88%, 04/30/36	250	358,925
4.85%, 07/01/42(a)	325	397,847
4.38%, 03/15/43	1,070	1,238,051
5.85%, 09/01/43	1,100	1,507,127
5.25%, 04/01/44(a)	250	319,797
4.90%, 08/15/44	1,000	1,212,925
4.95%, 05/19/50(a)	1,000	1,262,700
Walt Disney Co.
1.65%, 09/01/22(a)	230	233,625
3.00%, 09/15/22	150	154,845
1.75%, 08/30/24	2,500	2,584,941
3.70%, 09/15/24	500	543,759
3.35%, 03/24/25(a)	1,300	1,414,892
3.70%, 10/15/25(a)	830	917,399

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
1.75%, 01/13/26	$600	$616,930
3.38%, 11/15/26	1,500	1,653,063
2.20%, 01/13/28	1,000	1,036,427
2.00%, 09/01/29	500	505,419
3.80%, 03/22/30(a)	1,000	1,141,963
2.65%, 01/13/31	2,600	2,728,942
6.20%, 12/15/34	350	496,882
6.40%, 12/15/35(a)	764	1,118,284
6.65%, 11/15/37	250	376,355
4.63%, 03/23/40(a)	1,000	1,273,154
3.50%, 05/13/40(a)	1,600	1,783,840
4.75%, 09/15/44	500	649,797
4.95%, 10/15/45	15	20,212
4.75%, 11/15/46	1,500	1,955,272
2.75%, 09/01/49	1,000	986,950
4.70%, 03/23/50(a)	1,300	1,733,525
3.60%, 01/13/51	2,200	2,493,716
3.80%, 05/13/60(a)	1,000	1,178,824
WPP Finance 2010
3.63%, 09/07/22	1,500	1,554,107
3.75%, 09/19/24	250	271,902

		165,591,351

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	1,000	1,035,500
Barrick Gold Corp., 5.25%, 04/01/42	950	1,244,566
Barrick North America Finance LLC
5.70%, 05/30/41(a)	250	343,299
5.75%, 05/01/43	500	704,902
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	500	692,106
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	301,886
5.00%, 09/30/43	1,850	2,514,051
Newmont Corp.
3.70%, 03/15/23	66	68,898
2.80%, 10/01/29(a)	1,080	1,137,857
2.25%, 10/01/30(a)	500	498,634
5.88%, 04/01/35(a)	250	338,506
4.88%, 03/15/42	1,300	1,646,471
Nucor Corp.
3.95%, 05/01/28(a)	1,000	1,138,587
2.70%, 06/01/30	1,000	1,044,307
2.98%, 12/15/55(c)	750	724,802
Precision Castparts Corp.
2.50%, 01/15/23	150	154,160
4.20%, 06/15/35(a)	250	296,540
4.38%, 06/15/45	500	602,178
Reliance Steel & Aluminum Co., 4.50%, 04/15/23(a)	25	26,468
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	3,500	3,881,025
7.13%, 07/15/28	1,000	1,353,009
5.20%, 11/02/40	350	480,511
Rio Tinto Finance USA PLC(a)
4.75%, 03/22/42	350	455,994
4.13%, 08/21/42	500	618,953
Southern Copper Corp.
3.50%, 11/08/22(a)	1,000	1,035,813

Security	Par (000)	Value

Metals & Mining (continued)
Southern Copper Corp. (continued)
3.88%, 04/23/25	$750	$814,125
6.75%, 04/16/40	1,350	1,921,472
5.88%, 04/23/45(a)	1,615	2,244,850
Steel Dynamics, Inc.
2.80%, 12/15/24	30	31,664
2.40%, 06/15/25	45	47,056
5.00%, 12/15/26	1,100	1,151,632
1.65%, 10/15/27(a)	500	498,323
3.45%, 04/15/30	90	97,906
3.25%, 01/15/31	285	305,794
3.25%, 10/15/50	600	597,871
Teck Resources Ltd.
6.13%, 10/01/35(a)	200	257,485
6.25%, 07/15/41	200	261,352
5.40%, 02/01/43	2,000	2,436,781
Timken Co., 4.50%, 12/15/28	500	558,580
Vale Overseas Ltd.
6.25%, 08/10/26	2,000	2,398,500
3.75%, 07/08/30	1,000	1,063,500
6.88%, 11/10/39	1,250	1,732,813
Vale SA, 5.63%, 09/11/42	1,000	1,247,063

		40,005,790

Multi-line Retail — 0.0%
Kohl’s Corp., 5.55%, 07/17/45(a)	100	119,621
Nordstrom, Inc.
4.00%, 03/15/27(a)	400	415,056
6.95%, 03/15/28	400	473,878
4.38%, 04/01/30(a)	400	416,801
5.00%, 01/15/44	400	398,679
O’Reilly Automotive, Inc.
4.35%, 06/01/28	1,000	1,156,931
3.90%, 06/01/29	1,000	1,129,139
1.75%, 03/15/31	440	422,186
TJX Cos., Inc.(a)
2.25%, 09/15/26	1,500	1,577,497
4.50%, 04/15/50	500	666,444
Tractor Supply Co., 1.75%, 11/01/30	270	257,241

		7,033,473

Multi-Utilities — 0.1%
Eastern Gas Transmission and Storage, Inc.(c)
3.60%, 12/15/24	83	89,955
3.00%, 11/15/29	1,000	1,050,293
3.90%, 11/15/49	300	324,900
Atmos Energy Corp.(a)
2.63%, 09/15/29	210	219,191
1.50%, 01/15/31	1,000	948,561
4.15%, 01/15/43	100	117,347
4.30%, 10/01/48	500	610,403
4.13%, 03/15/49	500	603,970
3.38%, 09/15/49	630	680,245
CenterPoint Energy Resources Corp.(a)
1.75%, 10/01/30	200	191,740
5.85%, 01/15/41	250	341,822
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	167	180,818
Series A, 2.50%, 11/15/24(a)	495	520,149
National Fuel Gas Co.
3.75%, 03/01/23(a)	300	312,656

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
National Fuel Gas Co. (continued)
2.95%, 03/01/31	$500	$502,901
NiSource, Inc.
0.95%, 08/15/25(a)	870	862,764
3.49%, 05/15/27(a)	1,000	1,099,899
2.95%, 09/01/29	1,000	1,059,244
1.70%, 02/15/31	445	420,494
5.95%, 06/15/41	1,050	1,467,953
5.25%, 02/15/43	75	98,789
4.80%, 02/15/44	250	306,935
5.65%, 02/01/45	250	344,574
4.38%, 05/15/47(a)	500	598,403
3.95%, 03/30/48	500	569,880
ONE Gas, Inc., 4.66%, 02/01/44(a)	250	305,057
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	500	507,834
3.35%, 06/01/50	400	411,902
Southern California Gas Co.
Series TT, 2.60%, 06/15/26(a)	1,250	1,326,214
Series UU, 4.13%, 06/01/48	250	300,981
Series VV, 4.30%, 01/15/49(a)	1,000	1,247,841
Series XX, 2.55%, 02/01/30	1,000	1,032,909
Southern Co. Gas Capital Corp.
2.45%, 10/01/23(a)	1,000	1,039,373
3.95%, 10/01/46	750	833,934
Series 20-A, 1.75%, 01/15/31	500	472,930
Southwest Gas Corp., 2.20%, 06/15/30(a)	1,000	995,330
Washington Gas Light Co., 3.65%, 09/15/49(a)	500	560,388

		22,558,579

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25	160	179,000
3.30%, 04/01/27(a)	1,000	1,105,217
1.75%, 06/01/30	285	281,838
5.85%, 06/15/41(a)	300	441,715
4.35%, 04/01/47	750	959,125
2.75%, 06/01/50	500	496,213
KLA Corp.(a)
4.65%, 11/01/24	305	340,478
4.10%, 03/15/29	500	577,202
3.30%, 03/01/50	1,070	1,132,199
Lam Research Corp.
3.80%, 03/15/25(a)	230	253,317
1.90%, 06/15/30	820	823,632
4.88%, 03/15/49	1,000	1,348,563
2.88%, 06/15/50	305	306,949
3.13%, 06/15/60	610	633,702

		8,879,150

Oil, Gas & Consumable Fuels — 2.2%
Boardwalk Pipelines LP
3.38%, 02/01/23	200	206,413
4.80%, 05/03/29	500	575,386
BP Capital Markets America, Inc.
2.52%, 09/19/22	1,000	1,024,315
2.75%, 05/10/23	350	364,435
3.22%, 11/28/23	1,000	1,058,864
3.79%, 02/06/24	1,000	1,078,718
3.19%, 04/06/25	2,000	2,155,005
3.80%, 09/21/25	1,000	1,108,274

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
3.41%, 02/11/26	$2,000	$2,188,124
3.12%, 05/04/26	350	379,566
3.02%, 01/16/27	500	539,549
3.54%, 04/06/27	1,000	1,103,440
3.94%, 09/21/28	500	569,964
4.23%, 11/06/28(a)	1,000	1,159,594
3.63%, 04/06/30(a)	1,000	1,121,043
1.75%, 08/10/30(a)	515	502,500
3.06%, 06/17/41	200	201,513
3.00%, 02/24/50	1,000	966,006
2.77%, 11/10/50(a)	1,700	1,574,305
2.94%, 06/04/51	1,950	1,866,885
3.38%, 02/08/61	1,500	1,507,975
BP Capital Markets PLC
3.99%, 09/26/23(a)	250	268,819
3.28%, 09/19/27	500	547,565
3.72%, 11/28/28(a)	1,000	1,125,904
Canadian Natural Resources Ltd.
2.95%, 01/15/23	1,000	1,035,828
3.80%, 04/15/24	1,250	1,344,275
3.90%, 02/01/25	250	271,619
3.85%, 06/01/27(a)	250	275,219
2.95%, 07/15/30(a)	500	517,987
6.25%, 03/15/38	300	401,029
4.95%, 06/01/47	1,500	1,864,367
Cenovus Energy, Inc.
3.00%, 08/15/22	1,000	1,020,344
3.80%, 09/15/23	1,000	1,055,036
5.38%, 07/15/25	2,000	2,288,066
4.25%, 04/15/27(a)	2,000	2,234,802
5.25%, 06/15/37	1,393	1,667,763
5.40%, 06/15/47	500	618,712
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	1,000	1,145,532
5.13%, 06/30/27	1,500	1,744,180
3.70%, 11/15/29	500	546,141
Chevron Corp.
2.36%, 12/05/22	1,000	1,023,977
1.14%, 05/11/23	235	238,491
3.19%, 06/24/23(a)	500	524,958
1.55%, 05/11/25(a)	3,200	3,279,030
3.33%, 11/17/25	500	547,256
2.95%, 05/16/26(a)	1,250	1,354,978
2.00%, 05/11/27	520	536,465
2.24%, 05/11/30(a)	950	978,959
2.98%, 05/11/40	275	287,972
3.08%, 05/11/50	130	134,460
Chevron USA, Inc.
0.69%, 08/12/25(a)	760	753,605
1.02%, 08/12/27	655	637,348
3.85%, 01/15/28	1,500	1,708,410
6.00%, 03/01/41	1,000	1,462,905
5.25%, 11/15/43	500	679,665
4.95%, 08/15/47	500	673,975
4.20%, 10/15/49(a)	500	615,798
2.34%, 08/12/50	1,100	990,693
Cimarex Energy Co., 4.38%, 03/15/29(a)	1,000	1,136,308
CNOOC Finance Ltd.
Series 2013, 3.00%, 05/09/23	1,300	1,344,525

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNOOC Finance Ltd. (continued)
Series 2013, 4.25%, 05/09/43	$500	$539,200
Series 2013, 3.30%, 09/30/49(a)	500	461,969
CNOOC Finance ULC
Series 2014, 4.25%, 04/30/24	1,750	1,898,531
Series 2014, 4.88%, 04/30/44	500	585,719
CNOOC Finance USA LLC
Series 2015, 3.50%, 05/05/25	500	534,156
Series 2015, 4.38%, 05/02/28	2,000	2,255,375
CNOOC Petroleum North America ULC
7.88%, 03/15/32	900	1,272,544
6.40%, 05/15/37	400	525,825
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	280,623
ConocoPhillips
3.75%, 10/01/27(c)	1,000	1,123,650
2.40%, 02/15/31(c)	200	204,708
6.50%, 02/01/39	1,400	2,067,054
4.88%, 10/01/47(a)(c)	500	657,847
4.85%, 08/15/48(c)	1,000	1,325,146
ConocoPhillips Co.
4.95%, 03/15/26(a)	1,000	1,164,350
6.95%, 04/15/29	850	1,157,593
4.30%, 11/15/44	1,000	1,202,498
5.95%, 03/15/46	750	1,111,465
Devon Energy Corp.
5.85%, 12/15/25	250	293,433
5.88%, 06/15/28(c)	650	723,550
4.50%, 01/15/30(c)	650	714,608
5.60%, 07/15/41	500	618,237
4.75%, 05/15/42	1,350	1,523,285
5.00%, 06/15/45	500	587,351
Diamondback Energy, Inc.
2.88%, 12/01/24(a)	1,000	1,056,200
4.75%, 05/31/25	115	129,484
3.50%, 12/01/29(a)	1,000	1,070,547
3.13%, 03/24/31	185	191,726
4.40%, 03/24/51	1,080	1,215,967
Ecopetrol SA
5.88%, 09/18/23	350	378,263
5.38%, 06/26/26	500	551,300
6.88%, 04/29/30	2,000	2,406,520
5.88%, 05/28/45(a)	2,250	2,401,031
Enable Midstream Partners LP
4.95%, 05/15/28	1,000	1,144,963
5.00%, 05/15/44	500	544,800
Enbridge Energy Partners LP
5.88%, 10/15/25	1,500	1,769,371
7.38%, 10/15/45	800	1,255,221
Enbridge, Inc.
4.00%, 10/01/23(a)	1,000	1,067,299
3.50%, 06/10/24	65	69,824
2.50%, 01/15/25	250	261,917
4.25%, 12/01/26	1,000	1,126,396
3.70%, 07/15/27(a)	1,000	1,102,947
3.13%, 11/15/29	750	803,179
2.50%, 08/01/33	1,000	1,000,095
4.50%, 06/10/44	250	294,967
4.00%, 11/15/49	550	606,837
3.40%, 08/01/51	320	320,666
Energy Transfer LP
3.60%, 02/01/23	150	155,648

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
4.25%, 03/15/23	$1,000	$1,049,181
5.88%, 01/15/24	1,000	1,108,104
4.90%, 02/01/24	250	271,811
4.25%, 04/01/24	400	431,349
4.05%, 03/15/25	1,000	1,084,277
2.90%, 05/15/25	120	126,298
4.75%, 01/15/26(a)	1,000	1,125,810
4.20%, 04/15/27	1,000	1,104,414
4.00%, 10/01/27	1,750	1,925,303
5.25%, 04/15/29(a)	1,500	1,771,755
3.75%, 05/15/30	400	434,515
4.90%, 03/15/35	250	288,792
6.50%, 02/01/42	500	649,163
4.95%, 01/15/43	250	276,332
5.15%, 02/01/43	500	564,181
5.95%, 10/01/43	150	187,136
5.30%, 04/01/44	100	115,302
5.15%, 03/15/45	2,000	2,313,133
5.35%, 05/15/45	250	289,282
6.13%, 12/15/45	1,250	1,593,274
5.30%, 04/15/47	750	877,504
5.40%, 10/01/47	1,000	1,184,747
6.00%, 06/15/48	1,000	1,264,008
6.25%, 04/15/49	1,500	1,968,369
5.00%, 05/15/50	1,070	1,236,721
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22	1,000	1,042,457
4.50%, 11/01/23	1,000	1,073,238
Enterprise Products Operating LLC
3.90%, 02/15/24(a)	125	134,444
3.75%, 02/15/25	1,790	1,952,477
3.70%, 02/15/26	1,960	2,168,200
3.95%, 02/15/27	2,000	2,234,349
4.15%, 10/16/28	1,000	1,149,366
3.13%, 07/31/29	1,155	1,246,173
2.80%, 01/31/30(a)	860	908,518
5.95%, 02/01/41	150	206,808
4.45%, 02/15/43	825	975,597
4.85%, 03/15/44	700	854,869
5.10%, 02/15/45	250	315,743
4.90%, 05/15/46	1,100	1,358,230
4.25%, 02/15/48(a)	1,000	1,144,826
4.80%, 02/01/49	1,000	1,230,696
4.20%, 01/31/50	1,120	1,291,811
3.70%, 01/31/51	800	857,936
3.20%, 02/15/52(a)	1,700	1,686,468
3.95%, 01/31/60(a)	545	607,503
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	1,000	1,041,201
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	750	786,356
EOG Resources, Inc.
3.15%, 04/01/25	80	86,113
4.38%, 04/15/30	1,000	1,183,813
5.10%, 01/15/36	250	309,899
4.95%, 04/15/50(a)	500	665,371
Equinor ASA
2.65%, 01/15/24(a)	1,500	1,577,334
3.70%, 03/01/24	250	270,113

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA (continued)
3.25%, 11/10/24(a)	$500	$541,102
2.88%, 04/06/25	2,000	2,137,260
3.13%, 04/06/30	1,000	1,088,480
2.38%, 05/22/30	1,000	1,031,061
3.63%, 04/06/40	1,000	1,140,079
5.10%, 08/17/40	1,100	1,463,698
4.25%, 11/23/41(a)	300	365,679
3.25%, 11/18/49	750	796,186
3.70%, 04/06/50(a)	1,000	1,149,214
Exxon Mobil Corp.
1.90%, 08/16/22	270	275,012
2.73%, 03/01/23(a)	1,000	1,035,366
1.57%, 04/15/23(a)	1,400	1,431,131
3.18%, 03/15/24	250	266,211
2.02%, 08/16/24(a)	500	520,086
2.71%, 03/06/25(a)	1,250	1,329,003
2.99%, 03/19/25	2,400	2,574,211
3.04%, 03/01/26(a)	620	673,113
2.28%, 08/16/26(a)	500	527,146
3.29%, 03/19/27(a)	800	884,375
2.44%, 08/16/29(a)	500	523,385
3.48%, 03/19/30	1,100	1,235,185
2.61%, 10/15/30	1,000	1,053,991
3.00%, 08/16/39	500	513,021
4.23%, 03/19/40	1,200	1,432,794
4.11%, 03/01/46(a)	1,000	1,179,660
3.10%, 08/16/49	1,500	1,526,604
4.33%, 03/19/50	1,651	2,049,248
3.45%, 04/15/51(a)	2,249	2,447,731
Hess Corp.
4.30%, 04/01/27	1,500	1,669,447
5.60%, 02/15/41	550	686,551
5.80%, 04/01/47	1,000	1,303,030
HollyFrontier Corp., 5.88%, 04/01/26(a)	500	578,390
Husky Energy, Inc.
4.00%, 04/15/24	500	535,132
6.80%, 09/15/37	500	654,391
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	225	232,187
3.45%, 02/15/23(a)	500	520,220
4.15%, 02/01/24	1,000	1,079,769
4.30%, 05/01/24	500	544,818
4.25%, 09/01/24	155	170,434
5.80%, 03/15/35	1,000	1,284,510
6.50%, 02/01/37	100	137,136
6.95%, 01/15/38	1,250	1,786,572
6.38%, 03/01/41	500	691,123
5.00%, 08/15/42	75	89,784
5.00%, 03/01/43	250	301,468
5.50%, 03/01/44	750	939,799
5.40%, 09/01/44	250	313,887
Kinder Morgan, Inc.
3.15%, 01/15/23	1,500	1,560,828
4.30%, 06/01/25(a)	410	456,493
4.30%, 03/01/28	1,500	1,712,168
2.00%, 02/15/31(a)	900	865,172
7.75%, 01/15/32	1,000	1,434,574
5.30%, 12/01/34	250	308,792
5.55%, 06/01/45	1,250	1,618,275
5.05%, 02/15/46	750	910,727

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
5.20%, 03/01/48	$1,250	$1,572,423
3.25%, 08/01/50	900	870,337
Magellan Midstream Partners LP
3.20%, 03/15/25	500	528,764
3.25%, 06/01/30	300	323,022
4.25%, 09/15/46	250	282,207
4.85%, 02/01/49	750	910,894
3.95%, 03/01/50	315	341,777
Marathon Oil Corp.
3.85%, 06/01/25	250	272,270
4.40%, 07/15/27	1,000	1,132,614
6.80%, 03/15/32	1,000	1,313,630
6.60%, 10/01/37	250	332,381
5.20%, 06/01/45	250	299,855
Marathon Petroleum Corp.
4.50%, 05/01/23	1,000	1,066,454
3.63%, 09/15/24	115	123,733
4.70%, 05/01/25(a)	1,000	1,127,780
3.80%, 04/01/28	1,000	1,113,698
4.75%, 09/15/44	250	295,384
5.85%, 12/15/45	250	326,159
4.50%, 04/01/48	1,000	1,141,487
MPLX LP
3.50%, 12/01/22	1,000	1,038,660
3.38%, 03/15/23(a)	2,000	2,090,991
4.50%, 07/15/23(a)	250	267,384
4.88%, 12/01/24	250	279,763
4.88%, 06/01/25	250	282,208
1.75%, 03/01/26	725	732,816
4.13%, 03/01/27(a)	1,000	1,117,397
4.25%, 12/01/27(a)	2,000	2,266,360
4.00%, 03/15/28	1,000	1,117,157
2.65%, 08/15/30	880	888,178
4.50%, 04/15/38	750	860,592
5.20%, 03/01/47	1,000	1,231,214
5.20%, 12/01/47	500	609,767
4.70%, 04/15/48	1,750	2,032,975
5.50%, 02/15/49(a)	700	906,037
ONEOK Partners LP
3.38%, 10/01/22	500	513,679
4.90%, 03/15/25	250	279,711
6.13%, 02/01/41	300	386,640
ONEOK, Inc.
7.50%, 09/01/23	2,000	2,252,593
2.75%, 09/01/24	430	452,681
5.85%, 01/15/26(a)	1,000	1,182,261
4.55%, 07/15/28	500	570,467
4.35%, 03/15/29	1,000	1,128,857
3.40%, 09/01/29(a)	1,000	1,064,466
3.10%, 03/15/30(a)	1,000	1,045,503
6.35%, 01/15/31(a)	1,000	1,293,162
4.95%, 07/13/47	1,000	1,173,591
4.45%, 09/01/49	1,000	1,105,237
4.50%, 03/15/50(a)	500	556,487
Phillips 66
3.85%, 04/09/25(a)	1,000	1,100,444
2.15%, 12/15/30(a)	1,000	983,065
4.65%, 11/15/34	1,355	1,626,398
5.88%, 05/01/42	100	136,544
4.88%, 11/15/44	1,250	1,554,091

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66 Partners LP
2.45%, 12/15/24	$255	$265,941
3.55%, 10/01/26(a)	500	543,269
3.15%, 12/15/29	370	388,615
4.90%, 10/01/46(a)	500	595,921
Pioneer Natural Resources Co., 1.90%, 08/15/30	1,200	1,156,133
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23	250	256,462
3.60%, 11/01/24(a)	750	803,375
4.50%, 12/15/26	500	560,977
3.55%, 12/15/29	1,000	1,053,023
3.80%, 09/15/30(a)	1,000	1,070,058
5.15%, 06/01/42	50	56,044
4.70%, 06/15/44	750	794,551
4.90%, 02/15/45	1,000	1,086,781
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	500	537,147
5.75%, 05/15/24	1,000	1,122,185
5.63%, 03/01/25	1,000	1,142,937
5.88%, 06/30/26	1,000	1,183,757
5.00%, 03/15/27	1,000	1,154,742
4.20%, 03/15/28	1,000	1,129,330
4.50%, 05/15/30	2,000	2,308,104
Shell International Finance BV
2.25%, 01/06/23	1,000	1,029,260
3.40%, 08/12/23	2,000	2,123,758
2.00%, 11/07/24	1,000	1,039,241
2.38%, 04/06/25	2,000	2,102,577
3.25%, 05/11/25	1,250	1,356,555
2.88%, 05/10/26(a)	1,500	1,619,992
2.50%, 09/12/26(a)	1,000	1,064,451
3.88%, 11/13/28	1,000	1,146,628
2.38%, 11/07/29	1,000	1,037,922
4.13%, 05/11/35	750	892,018
6.38%, 12/15/38	300	444,838
5.50%, 03/25/40	300	417,549
4.55%, 08/12/43(a)	700	871,168
4.38%, 05/11/45	2,500	3,065,539
4.00%, 05/10/46(a)	1,250	1,461,650
3.75%, 09/12/46(a)	900	1,017,303
3.13%, 11/07/49	940	972,132
3.25%, 04/06/50(a)	3,000	3,190,434
Spectra Energy Partners LP
4.75%, 03/15/24	250	274,381
3.50%, 03/15/25	250	269,065
3.38%, 10/15/26	1,000	1,087,013
4.50%, 03/15/45	500	585,693
Suncor Energy, Inc.
2.80%, 05/15/23	1,200	1,248,025
3.60%, 12/01/24	1,165	1,258,372
6.50%, 06/15/38	500	707,364
6.85%, 06/01/39	250	367,292
4.00%, 11/15/47(a)	1,500	1,664,066
3.75%, 03/04/51	1,000	1,081,715
TC PipeLines LP
4.38%, 03/13/25	250	275,232
3.90%, 05/25/27	105	115,725
Total Capital Canada Ltd., 2.75%, 07/15/23	1,150	1,202,347

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital International SA
2.70%, 01/25/23	$500	$518,025
3.75%, 04/10/24	1,000	1,085,758
3.46%, 02/19/29(a)	3,000	3,339,550
3.46%, 07/12/49	500	541,693
3.13%, 05/29/50	1,000	1,013,677
3.39%, 06/29/60	1,000	1,053,945
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,000	1,022,745
3.75%, 10/16/23	500	532,157
4.88%, 01/15/26(a)	850	976,162
4.25%, 05/15/28	750	861,476
4.10%, 04/15/30(a)	1,500	1,723,725
4.63%, 03/01/34	1,250	1,482,721
5.60%, 03/31/34	500	630,545
6.20%, 10/15/37	200	274,076
4.75%, 05/15/38	1,250	1,502,963
7.25%, 08/15/38	250	376,044
7.63%, 01/15/39	250	387,166
5.00%, 10/16/43	650	806,163
4.88%, 05/15/48(a)	750	947,915
5.10%, 03/15/49(a)	750	983,558
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	250	317,474
4.00%, 03/15/28	750	848,572
4.45%, 08/01/42	250	299,696
3.95%, 05/15/50(a)	500	558,698
Valero Energy Corp.
3.65%, 03/15/25	1,500	1,635,125
2.85%, 04/15/25(a)	2,000	2,120,648
3.40%, 09/15/26	750	812,186
2.15%, 09/15/27(a)	2,000	2,031,656
4.35%, 06/01/28	2,000	2,275,337
4.00%, 04/01/29(a)	1,000	1,116,704
6.63%, 06/15/37	300	411,265
4.90%, 03/15/45(a)	500	624,801
Valero Energy Partners LP, 4.50%, 03/15/28	500	568,782
Williams Cos., Inc.
3.70%, 01/15/23	3,000	3,124,013
4.30%, 03/04/24	250	271,553
4.55%, 06/24/24	2,000	2,203,422
3.90%, 01/15/25(a)	250	273,376
4.00%, 09/15/25	250	276,793
3.75%, 06/15/27	750	833,221
3.50%, 11/15/30(a)	1,000	1,091,435
2.60%, 03/15/31	1,000	1,012,674
6.30%, 04/15/40(a)	250	342,675
5.75%, 06/24/44	1,000	1,311,632
4.90%, 01/15/45	500	604,005
5.10%, 09/15/45	900	1,118,415
4.85%, 03/01/48	500	607,669
Williams Partners LP, 5.40%, 03/04/44	1,000	1,263,723

		356,781,620

Personal Products — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24(a)	250	268,448
3.70%, 08/01/47	750	905,028
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	325	339,633
3.15%, 03/15/27(a)	1,000	1,096,596

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products (continued)
Estee Lauder Cos., Inc. (continued)
2.38%, 12/01/29	$130	$135,899
2.60%, 04/15/30	500	527,816
1.95%, 03/15/31	1,500	1,500,769
4.15%, 03/15/47	500	619,664
3.13%, 12/01/49(a)	685	742,874
Procter & Gamble Co.
2.15%, 08/11/22(a)	1,000	1,021,091
3.10%, 08/15/23(a)	500	529,901
0.55%, 10/29/25(a)	1,265	1,249,956
1.00%, 04/23/26(a)	565	569,302
2.85%, 08/11/27(a)	500	545,227
3.00%, 03/25/30	1,000	1,103,327
1.20%, 10/29/30	1,600	1,525,780
1.95%, 04/23/31	1,000	1,018,099
3.55%, 03/25/40(a)	250	293,149
3.60%, 03/25/50	1,000	1,216,016
Unilever Capital Corp.
3.13%, 03/22/23(a)	2,000	2,093,316
0.38%, 09/14/23	2,000	2,000,278
3.10%, 07/30/25	250	271,942
2.00%, 07/28/26(a)	750	781,718
2.90%, 05/05/27	750	813,057
2.13%, 09/06/29	1,000	1,028,120
1.38%, 09/14/30	805	777,584

		22,974,590

Pharmaceuticals — 1.6%
AbbVie, Inc.
3.25%, 10/01/22	3,150	3,238,692
2.90%, 11/06/22(a)	1,250	1,291,550
2.30%, 11/21/22	4,400	4,516,264
2.85%, 05/14/23(a)	1,500	1,560,934
3.75%, 11/14/23(a)	3,000	3,217,898
2.60%, 11/21/24(a)	1,850	1,950,727
3.80%, 03/15/25	1,750	1,914,231
3.60%, 05/14/25	1,500	1,636,795
3.20%, 05/14/26	1,435	1,555,926
2.95%, 11/21/26(a)	2,000	2,149,893
3.20%, 11/21/29	2,850	3,095,226
4.55%, 03/15/35	630	764,637
4.50%, 05/14/35	1,450	1,746,520
4.30%, 05/14/36	200	237,284
4.05%, 11/21/39	2,395	2,781,614
4.40%, 11/06/42	1,400	1,699,965
4.85%, 06/15/44	1,250	1,589,481
4.75%, 03/15/45	668	837,504
4.70%, 05/14/45	2,500	3,113,114
4.45%, 05/14/46	1,250	1,509,526
4.88%, 11/14/48(a)	1,000	1,288,099
4.25%, 11/21/49(a)	4,195	5,027,768
Astrazeneca Finance LLC
1.20%, 05/28/26	1,000	996,590
1.75%, 05/28/28	870	869,160
2.25%, 05/28/31(a)	230	233,301
AstraZeneca PLC
3.50%, 08/17/23(a)	500	531,071
3.38%, 11/16/25(a)	4,700	5,142,702
0.70%, 04/08/26	1,100	1,070,991
3.13%, 06/12/27(a)	500	543,118
4.00%, 01/17/29	1,500	1,723,922

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC (continued)
1.38%, 08/06/30	$1,100	$1,040,898
6.45%, 09/15/37	600	896,912
4.38%, 11/16/45(a)	950	1,179,713
4.38%, 08/17/48	900	1,125,699
2.13%, 08/06/50(a)	2,385	2,082,936
3.00%, 05/28/51	1,350	1,391,795
Bristol-Myers Squibb Co.
2.00%, 08/01/22	250	254,851
3.25%, 08/15/22	150	155,129
3.55%, 08/15/22	750	776,813
2.75%, 02/15/23	2,000	2,074,651
3.25%, 02/20/23	1,000	1,044,658
0.54%, 11/13/23	3,000	3,003,592
3.88%, 08/15/25(a)	236	262,738
3.20%, 06/15/26	4,000	4,390,829
3.45%, 11/15/27	1,000	1,115,380
3.90%, 02/20/28	1,000	1,143,536
3.40%, 07/26/29(a)	3,500	3,922,410
1.45%, 11/13/30(a)	750	724,177
4.13%, 06/15/39	500	603,398
4.50%, 03/01/44(a)	250	320,255
5.00%, 08/15/45	1,328	1,815,071
4.35%, 11/15/47	800	1,010,651
4.55%, 02/20/48	1,000	1,304,454
4.25%, 10/26/49	2,500	3,154,550
2.55%, 11/13/50(a)	1,000	956,219
Cigna Corp.
3.05%, 11/30/22	3,000	3,105,086
3.00%, 07/15/23	1,000	1,047,279
3.75%, 07/15/23	722	768,872
0.61%, 03/15/24	200	199,897
3.50%, 06/15/24	750	804,025
3.25%, 04/15/25(a)	300	323,427
4.13%, 11/15/25(a)	1,000	1,120,639
4.50%, 02/25/26	250	284,526
1.25%, 03/15/26(a)	500	501,464
3.40%, 03/01/27	750	822,486
3.05%, 10/15/27	1,000	1,079,875
4.38%, 10/15/28	2,000	2,326,065
2.40%, 03/15/30(a)	1,000	1,020,173
2.38%, 03/15/31	215	218,013
4.80%, 08/15/38	1,000	1,245,429
3.20%, 03/15/40	1,000	1,037,934
4.80%, 07/15/46	1,250	1,585,135
3.88%, 10/15/47	750	837,700
4.90%, 12/15/48	1,500	1,931,765
3.40%, 03/15/50	1,000	1,040,671
3.40%, 03/15/51	1,250	1,305,063
CVS Health Corp.
3.50%, 07/20/22	500	513,964
2.75%, 12/01/22(a)	2,000	2,055,119
3.70%, 03/09/23	544	572,903
2.63%, 08/15/24	1,225	1,292,698
4.10%, 03/25/25	181	200,683
3.88%, 07/20/25(a)	943	1,041,160
2.88%, 06/01/26(a)	1,750	1,879,566
3.63%, 04/01/27	175	193,927
1.30%, 08/21/27	1,500	1,471,359
4.30%, 03/25/28	4,301	4,941,448
3.25%, 08/15/29	2,000	2,170,082

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
3.75%, 04/01/30(a)	$1,745	$1,952,777
1.75%, 08/21/30	2,065	1,990,367
1.88%, 02/28/31(a)	1,235	1,197,898
4.88%, 07/20/35	1,000	1,217,839
4.78%, 03/25/38(a)	2,500	3,075,616
4.13%, 04/01/40(a)	800	928,031
2.70%, 08/21/40	705	683,368
5.13%, 07/20/45	2,750	3,576,787
5.05%, 03/25/48	4,750	6,169,660
4.25%, 04/01/50	1,285	1,523,191
Eli Lilly & Co.
2.75%, 06/01/25	45	48,126
3.10%, 05/15/27(a)	750	817,290
3.38%, 03/15/29(a)	1,000	1,123,368
3.70%, 03/01/45	1,000	1,149,333
3.95%, 05/15/47	500	590,620
3.95%, 03/15/49	750	909,100
2.25%, 05/15/50(a)	500	453,401
4.15%, 03/15/59	500	636,190
2.50%, 09/15/60	1,000	907,906
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	1,000	1,110,720
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23(a)	1,500	1,562,468
3.38%, 05/15/23	1,000	1,056,524
3.63%, 05/15/25(a)	1,000	1,104,204
3.88%, 05/15/28(a)	1,000	1,146,773
5.38%, 04/15/34(a)	250	336,782
6.38%, 05/15/38	1,100	1,646,974
4.20%, 03/18/43(a)	600	746,673
Johnson & Johnson
2.05%, 03/01/23(a)	750	769,143
0.55%, 09/01/25(a)	3,000	2,971,710
2.45%, 03/01/26(a)	2,370	2,526,104
2.90%, 01/15/28	1,000	1,092,697
4.38%, 12/05/33(a)	250	312,812
3.55%, 03/01/36(a)	750	872,903
3.63%, 03/03/37	500	583,382
2.10%, 09/01/40(a)	1,500	1,424,098
4.50%, 09/01/40	100	129,499
4.50%, 12/05/43(a)	750	977,298
3.70%, 03/01/46	500	594,679
3.75%, 03/03/47	1,750	2,104,544
3.50%, 01/15/48(a)	1,250	1,455,999
2.45%, 09/01/60	2,000	1,888,191
Mead Johnson Nutrition Co., 4.60%, 06/01/44(a)	250	324,156
Merck & Co., Inc.
2.75%, 02/10/25	3,570	3,803,844
1.45%, 06/24/30(a)	2,000	1,946,299
3.90%, 03/07/39	500	593,453
2.35%, 06/24/40	2,000	1,932,208
4.15%, 05/18/43(a)	750	919,493
3.70%, 02/10/45	1,900	2,188,165
4.00%, 03/07/49	1,000	1,223,473
2.45%, 06/24/50(a)	1,000	943,379
Mylan, Inc.
4.20%, 11/29/23	250	268,132
4.55%, 04/15/28	800	918,727
5.40%, 11/29/43	250	308,550
5.20%, 04/15/48(a)	550	676,805

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
3.40%, 05/06/24(a)	$1,400	$1,509,304
1.75%, 02/14/25	500	515,178
3.00%, 11/20/25	1,100	1,192,999
2.00%, 02/14/27	500	519,577
3.10%, 05/17/27	2,500	2,733,601
2.20%, 08/14/30(a)	1,000	1,032,676
4.40%, 05/06/44	1,250	1,603,782
4.00%, 11/20/45	250	305,105
2.75%, 08/14/50(a)	1,250	1,256,882
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	250	269,251
4.38%, 03/15/26(a)	250	275,117
3.15%, 06/15/30(a)	1,000	1,021,801
Pfizer, Inc.
3.40%, 05/15/24(a)	1,000	1,082,814
0.80%, 05/28/25	1,550	1,554,541
2.75%, 06/03/26(a)	115	124,460
3.00%, 12/15/26(a)	750	823,983
3.60%, 09/15/28(a)	2,000	2,269,282
3.45%, 03/15/29(a)	1,000	1,124,730
2.63%, 04/01/30	1,000	1,064,969
1.70%, 05/28/30(a)	825	822,087
4.00%, 12/15/36(a)	500	604,771
4.10%, 09/15/38	1,000	1,218,217
3.90%, 03/15/39	500	598,247
7.20%, 03/15/39(a)	2,250	3,687,828
2.55%, 05/28/40(a)	245	246,380
4.30%, 06/15/43	500	627,914
4.40%, 05/15/44	500	644,693
4.13%, 12/15/46	1,500	1,861,216
4.20%, 09/15/48	500	627,459
4.00%, 03/15/49(a)	1,000	1,227,797
2.70%, 05/28/50(a)	875	870,500
Sanofi, 3.63%, 06/19/28(a)	2,000	2,279,728
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23(a)	500	523,239
3.20%, 09/23/26	1,900	2,062,521
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23	1,000	1,085,555
5.00%, 11/26/28	1,000	1,204,097
2.05%, 03/31/30	1,055	1,046,647
3.03%, 07/09/40	1,030	1,039,717
3.18%, 07/09/50(a)	1,115	1,126,866
3.38%, 07/09/60	1,000	1,026,295
Utah Acquisition Sub, Inc.
3.95%, 06/15/26(a)	250	275,384
5.25%, 06/15/46	500	608,944
Viatris, Inc.(c)
1.65%, 06/22/25	1,000	1,011,471
2.30%, 06/22/27	1,000	1,020,742
2.70%, 06/22/30(a)	2,000	2,022,364
3.85%, 06/22/40	1,000	1,063,482
4.00%, 06/22/50(a)	1,500	1,586,294
Wyeth LLC(a)
6.50%, 02/01/34	500	728,303
5.95%, 04/01/37	250	359,029
Zoetis, Inc.
3.25%, 02/01/23(a)	1,000	1,038,547
3.90%, 08/20/28(a)	1,000	1,136,960

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued)
2.00%, 05/15/30(a)	$400	$398,152
4.70%, 02/01/43	400	514,238
3.95%, 09/12/47	500	591,221
4.45%, 08/20/48	250	318,346
3.00%, 05/15/50(a)	400	412,670

		261,733,953

Producer Durables: Miscellaneous — 0.4%
Oracle Corp.
2.50%, 10/15/22	3,250	3,338,306
2.63%, 02/15/23(a)	2,000	2,067,048
2.40%, 09/15/23(a)	4,000	4,147,551
3.40%, 07/08/24(a)	2,000	2,143,935
2.95%, 11/15/24(a)	3,500	3,727,794
2.50%, 04/01/25(a)	700	735,306
2.95%, 05/15/25(a)	500	534,414
1.65%, 03/25/26	895	907,228
2.65%, 07/15/26	745	786,115
2.80%, 04/01/27	1,500	1,590,652
3.25%, 11/15/27(a)	750	816,149
2.30%, 03/25/28(a)	1,385	1,421,020
2.95%, 04/01/30(a)	3,300	3,476,273
3.25%, 05/15/30(a)	950	1,019,962
2.88%, 03/25/31	1,560	1,622,522
4.30%, 07/08/34	250	289,819
3.90%, 05/15/35(a)	500	556,799
3.85%, 07/15/36	750	824,507
3.80%, 11/15/37	750	822,486
6.13%, 07/08/39	500	692,203
3.60%, 04/01/40(a)	1,850	1,951,302
5.38%, 07/15/40(a)	400	518,606
3.65%, 03/25/41	1,670	1,770,796
4.50%, 07/08/44	500	583,231
4.13%, 05/15/45	2,250	2,507,083
4.00%, 07/15/46	2,250	2,439,839
4.00%, 11/15/47	1,500	1,636,303
3.60%, 04/01/50	4,600	4,723,521
3.95%, 03/25/51	2,630	2,870,615
4.38%, 05/15/55(a)	1,250	1,439,107
3.85%, 04/01/60	2,100	2,229,637
4.10%, 03/25/61	615	681,847
salesforce.com, Inc.
3.25%, 04/11/23(a)	2,500	2,622,731
1.50%, 07/15/28	60	59,824
1.95%, 07/15/31	320	320,044
2.70%, 07/15/41(d)	85	85,351
2.90%, 07/15/51	385	388,753
3.05%, 07/15/61	50	50,661

		58,399,340

Real Estate — 0.0%
Prologis LP
2.13%, 04/15/27(a)	30	31,268
2.25%, 04/15/30	1,240	1,266,537
1.25%, 10/15/30(a)	365	343,428
4.38%, 09/15/48	600	746,737

Security	Par (000)	Value

Real Estate (continued)
Prologis LP (continued)
3.00%, 04/15/50	$95	$96,739
2.13%, 10/15/50	715	610,273

		3,094,982

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	250	289,053
2.50%, 04/01/31	1,800	1,822,919
Essential Properties LP, 2.95%, 07/15/31	1,000	999,132

		3,111,104

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24(a)	50	54,011
3.65%, 09/01/25	750	826,284
7.00%, 12/15/25	250	314,117
3.25%, 06/15/27(a)	1,750	1,929,746
5.40%, 06/01/41	50	68,617
4.40%, 03/15/42	150	185,546
4.38%, 09/01/42(a)	250	311,343
4.45%, 03/15/43(a)	200	251,608
5.15%, 09/01/43(a)	250	342,744
4.90%, 04/01/44(a)	500	665,784
4.55%, 09/01/44	250	319,412
4.15%, 04/01/45	500	606,318
4.70%, 09/01/45	500	650,702
3.90%, 08/01/46	2,000	2,348,964
4.13%, 06/15/47	250	302,585
4.05%, 06/15/48	1,000	1,206,064
4.15%, 12/15/48	500	612,702
3.55%, 02/15/50(a)	1,125	1,272,172
3.05%, 02/15/51	1,000	1,040,878
3.30%, 09/15/51	1,000	1,092,042
Canadian National Railway Co.
2.95%, 11/21/24(a)	305	324,705
2.75%, 03/01/26(a)	560	600,467
3.50%, 11/15/42	100	106,398
3.65%, 02/03/48	1,500	1,659,275
2.45%, 05/01/50(a)	455	409,065
Canadian Pacific Railway Co.
4.45%, 03/15/23(a)	500	528,169
2.90%, 02/01/25(a)	1,000	1,061,361
2.05%, 03/05/30	1,000	995,287
7.13%, 10/15/31	250	354,095
4.80%, 09/15/35	250	308,082
5.75%, 01/15/42	25	34,517
4.80%, 08/01/45(a)	1,110	1,434,604
6.13%, 09/15/15	700	1,081,509
CSX Corp.
3.35%, 11/01/25(a)	250	272,909
3.25%, 06/01/27	2,000	2,193,651
3.80%, 03/01/28(a)	2,500	2,815,076
2.40%, 02/15/30(a)	500	513,992
4.75%, 05/30/42(a)	100	126,000
4.30%, 03/01/48	750	910,144
4.50%, 03/15/49	1,000	1,253,548
3.35%, 09/15/49	215	227,980
3.80%, 04/15/50	550	626,470

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
CSX Corp. (continued)
3.95%, 05/01/50(a)	$450	$531,696
2.50%, 05/15/51	1,000	907,795
4.50%, 08/01/54	250	314,666
4.25%, 11/01/66(a)	750	924,892
4.65%, 03/01/68(a)	500	654,464
Kansas City Southern
3.13%, 06/01/26(a)	250	270,283
2.88%, 11/15/29	120	126,252
4.70%, 05/01/48	500	622,746
3.50%, 05/01/50	1,000	1,053,972
4.20%, 11/15/69(a)	105	121,399
Norfolk Southern Corp.
3.85%, 01/15/24	1,000	1,071,409
3.15%, 06/01/27	880	957,878
2.55%, 11/01/29(a)	165	173,667
2.30%, 05/15/31	1,000	1,010,732
3.95%, 10/01/42	100	114,891
4.45%, 06/15/45	250	306,577
3.94%, 11/01/47	225	258,836
4.15%, 02/28/48(a)	250	293,741
4.10%, 05/15/49	1,000	1,171,901
3.40%, 11/01/49	335	353,488
3.05%, 05/15/50	605	604,740
4.05%, 08/15/52(a)	1,000	1,182,333
3.16%, 05/15/55(a)	1,000	1,005,536
4.10%, 05/15/21	1,000	1,095,957
Union Pacific Corp.
4.16%, 07/15/22	1,100	1,133,392
3.65%, 02/15/24	1,000	1,071,985
3.25%, 08/15/25	250	270,786
2.75%, 03/01/26(a)	1,000	1,066,938
2.15%, 02/05/27(a)	160	165,935
3.95%, 09/10/28(a)	1,000	1,146,671
3.70%, 03/01/29(a)	1,000	1,125,447
2.40%, 02/05/30	865	892,907
2.38%, 05/20/31	1,000	1,020,334
3.38%, 02/01/35	500	548,735
3.60%, 09/15/37	1,250	1,397,401
3.20%, 05/20/41	300	317,561
4.05%, 11/15/45(a)	250	285,314
4.05%, 03/01/46	140	161,457
4.50%, 09/10/48	500	622,349
3.25%, 02/05/50(a)	1,100	1,160,089
3.80%, 10/01/51	250	285,893
3.95%, 08/15/59	780	907,260
3.84%, 03/20/60	1,450	1,650,820
3.55%, 05/20/61	180	193,109
3.80%, 04/06/71(c)	2,000	2,219,528

		65,012,705

Semiconductors & Semiconductor Equipment — 0.6%
Altera Corp., 4.10%, 11/15/23	250	271,744
Analog Devices, Inc.
2.88%, 06/01/23(a)	1,000	1,039,899
3.90%, 12/15/25	1,000	1,112,604
3.50%, 12/05/26(a)	750	832,055
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
3.88%, 01/15/27	4,750	5,248,645

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.(a) (continued)
3.50%, 01/15/28	$500	$548,529
Broadcom, Inc.
3.15%, 11/15/25(a)	356	381,554
3.46%, 09/15/26(a)	2,000	2,177,995
1.95%, 02/15/28(c)	265	264,887
4.11%, 09/15/28	1,000	1,124,938
4.75%, 04/15/29	1,000	1,163,257
5.00%, 04/15/30	1,000	1,179,772
4.15%, 11/15/30	1,700	1,906,406
2.45%, 02/15/31(c)	2,550	2,505,871
4.30%, 11/15/32	1,200	1,366,471
2.60%, 02/15/33(c)	600	586,721
3.42%, 04/15/33(c)	1,174	1,232,893
3.47%, 04/15/34(c)	3,250	3,437,702
3.50%, 02/15/41(c)	2,045	2,092,094
3.75%, 02/15/51(a)(c)	1,310	1,367,521
Flex Ltd.
4.88%, 06/15/29	500	576,344
4.88%, 05/12/30	1,995	2,316,235
Honeywell International, Inc.
0.48%, 08/19/22	1,000	1,000,315
2.30%, 08/15/24(a)	1,000	1,049,861
1.35%, 06/01/25	1,355	1,379,983
2.70%, 08/15/29	1,500	1,609,079
1.95%, 06/01/30(a)	1,000	1,015,868
3.81%, 11/21/47	500	597,887
2.80%, 06/01/50(a)	435	447,208
Intel Corp.
2.70%, 12/15/22(a)	2,500	2,587,625
2.88%, 05/11/24(a)	1,000	1,063,447
3.40%, 03/25/25(a)	2,400	2,621,944
3.70%, 07/29/25(a)	1,000	1,105,404
3.75%, 03/25/27(a)	800	904,233
2.45%, 11/15/29	1,000	1,052,472
4.10%, 05/19/46	2,500	3,010,114
4.10%, 05/11/47	250	298,945
3.73%, 12/08/47(a)	1,399	1,597,574
4.75%, 03/25/50	2,600	3,453,893
3.10%, 02/15/60	500	510,845
4.95%, 03/25/60	1,000	1,411,455
Jabil, Inc.
4.70%, 09/15/22	250	262,237
1.70%, 04/15/26	840	846,223
3.00%, 01/15/31	1,350	1,389,619
Marvell Technology, Inc.(c)
1.65%, 04/15/26	890	889,486
2.45%, 04/15/28	1,000	1,019,210
2.95%, 04/15/31	475	492,276
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	104,203
Microchip Technology, Inc., 4.33%, 06/01/23	2,000	2,132,804
Micron Technology, Inc.
2.50%, 04/24/23	2,000	2,067,240
4.64%, 02/06/24(a)	300	328,851
4.98%, 02/06/26	250	287,346
5.33%, 02/06/29	250	301,967
4.66%, 02/15/30	750	871,763

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
3.20%, 09/16/26	$1,000	$1,100,111
1.55%, 06/15/28	725	722,044
2.85%, 04/01/30	1,660	1,796,907
2.00%, 06/15/31	700	700,746
3.50%, 04/01/40	710	805,334
3.50%, 04/01/50	2,405	2,714,998
3.70%, 04/01/60	145	170,582
NXP BV/NXP Funding LLC/NXP USA, Inc.(c)
2.70%, 05/01/25(a)	85	89,399
3.88%, 06/18/26	320	354,528
4.30%, 06/18/29	1,000	1,143,540
3.40%, 05/01/30	2,165	2,352,857
2.50%, 05/11/31	1,860	1,878,398
3.25%, 05/11/41	1,435	1,473,393
QUALCOMM, Inc.
3.25%, 05/20/27	500	552,254
1.30%, 05/20/28	2,250	2,200,782
2.15%, 05/20/30(a)	605	618,323
1.65%, 05/20/32	828	789,208
4.65%, 05/20/35(a)	250	317,873
4.80%, 05/20/45	750	996,917
4.30%, 05/20/47(a)	1,500	1,893,833
3.25%, 05/20/50(a)	800	863,884
Skyworks Solutions, Inc.
1.80%, 06/01/26	165	167,079
3.00%, 06/01/31	190	194,201
Texas Instruments, Inc.
2.25%, 09/04/29	680	708,259
3.88%, 03/15/39	1,000	1,200,950
4.15%, 05/15/48	1,000	1,268,377
Xilinx, Inc., 2.38%, 06/01/30(a)	1,400	1,423,112

		98,943,403

Software — 0.3%
Activision Blizzard, Inc.
3.40%, 06/15/27(a)	1,000	1,102,054
1.35%, 09/15/30	130	121,555
2.50%, 09/15/50	800	718,109
Autodesk, Inc.
3.50%, 06/15/27	2,000	2,203,975
2.85%, 01/15/30	100	105,514
Electronic Arts, Inc.
1.85%, 02/15/31	285	275,453
2.95%, 02/15/51	390	381,391
Intuit, Inc.
0.65%, 07/15/23	655	658,381
0.95%, 07/15/25(a)	755	756,538
1.35%, 07/15/27(a)	825	822,661
1.65%, 07/15/30	985	966,664
Microsoft Corp.
2.65%, 11/03/22(a)	500	514,278
2.00%, 08/08/23	2,000	2,064,954
3.63%, 12/15/23(a)	1,000	1,073,591
2.88%, 02/06/24(a)	865	914,754
3.13%, 11/03/25	4,500	4,909,313
2.40%, 08/08/26(a)	2,235	2,382,225
3.30%, 02/06/27	4,500	5,006,378
3.50%, 02/12/35(a)	1,165	1,351,878
3.45%, 08/08/36	596	689,034
2.53%, 06/01/50	4,714	4,631,415

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
2.92%, 03/17/52	$6,190	$6,569,743
4.50%, 02/06/57	2,000	2,790,009
2.68%, 06/01/60(a)	3,737	3,700,912
3.04%, 03/17/62	1,707	1,820,945
Roper Technologies, Inc.
0.45%, 08/15/22	2,040	2,041,340
3.13%, 11/15/22	150	154,505
3.65%, 09/15/23	250	267,003
2.35%, 09/15/24(a)	240	251,702
1.00%, 09/15/25	620	616,861
3.80%, 12/15/26	250	279,314
1.40%, 09/15/27	370	363,891
2.95%, 09/15/29	435	465,100
2.00%, 06/30/30	380	374,205
1.75%, 02/15/31(a)	490	470,860
ServiceNow, Inc., 1.40%, 09/01/30	810	759,958
VMware, Inc.
2.95%, 08/21/22	2,000	2,051,813
4.70%, 05/15/30(a)	1,000	1,183,219

		55,811,495

Specialty Retail — 0.0%
AutoZone, Inc.
3.13%, 07/15/23(a)	250	261,530
3.25%, 04/15/25	165	177,355
3.75%, 04/18/29(a)	1,000	1,114,493
Best Buy Co., Inc., 1.95%, 10/01/30(a)	1,250	1,212,429
Ross Stores, Inc.
4.60%, 04/15/25	500	564,376
1.88%, 04/15/31	1,000	968,246

		4,298,429

Technology Hardware, Storage & Peripherals — 0.6%
Adobe, Inc.
1.70%, 02/01/23	160	163,540
1.90%, 02/01/25	160	166,273
3.25%, 02/01/25(a)	70	75,822
2.15%, 02/01/27	1,275	1,334,637
2.30%, 02/01/30	1,200	1,249,447
Apple, Inc.
1.70%, 09/11/22	2,500	2,543,968
2.10%, 09/12/22	500	510,418
2.40%, 01/13/23(a)	1,000	1,032,351
2.85%, 02/23/23	250	259,636
2.40%, 05/03/23	2,000	2,075,760
0.75%, 05/11/23	3,350	3,379,262
3.45%, 05/06/24	1,000	1,082,462
2.85%, 05/11/24	2,000	2,122,567
1.80%, 09/11/24	1,635	1,701,713
2.75%, 01/13/25	1,000	1,069,053
2.50%, 02/09/25(a)	140	148,510
1.13%, 05/11/25(a)	650	657,550
3.20%, 05/13/25	750	817,982
0.55%, 08/20/25	2,800	2,769,599
0.70%, 02/08/26	500	494,164
3.25%, 02/23/26	1,910	2,096,206
2.45%, 08/04/26	1,410	1,499,778
3.35%, 02/09/27	2,000	2,220,905
3.20%, 05/11/27	1,500	1,656,946
2.90%, 09/12/27	1,000	1,089,199
3.00%, 11/13/27	1,000	1,094,354

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.20%, 09/11/29	$1,235	$1,283,952
1.65%, 05/11/30	1,400	1,388,142
1.25%, 08/20/30	2,800	2,686,089
1.65%, 02/08/31	500	492,153
4.50%, 02/23/36	250	315,238
3.85%, 05/04/43	1,750	2,079,591
4.45%, 05/06/44	250	322,139
3.45%, 02/09/45	1,350	1,507,795
4.38%, 05/13/45	500	637,469
4.65%, 02/23/46	1,980	2,627,316
3.85%, 08/04/46	750	892,379
4.25%, 02/09/47	250	315,113
3.75%, 11/13/47	1,250	1,464,374
2.95%, 09/11/49	1,250	1,289,136
2.65%, 05/11/50	1,200	1,178,203
2.40%, 08/20/50	2,800	2,623,303
2.65%, 02/08/51(a)	2,250	2,199,544
2.55%, 08/20/60	1,600	1,492,607
2.80%, 02/08/61	2,500	2,434,916
Dell International LLC/EMC Corp.
5.45%, 06/15/23	3,000	3,254,590
4.00%, 07/15/24	1,000	1,087,380
5.85%, 07/15/25(a)	600	703,929
6.02%, 06/15/26	3,090	3,709,626
4.90%, 10/01/26	1,000	1,154,084
5.30%, 10/01/29(a)	1,250	1,508,289
6.20%, 07/15/30	1,500	1,928,776
8.10%, 07/15/36	500	762,063
8.35%, 07/15/46	1,350	2,208,065
Fortinet, Inc.
1.00%, 03/15/26	760	752,895
2.20%, 03/15/31	885	882,624
Hewlett Packard Enterprise Co.
4.40%, 10/15/22(a)	1,500	1,565,212
2.25%, 04/01/23(a)	1,000	1,029,649
1.45%, 04/01/24	1,000	1,017,015
4.90%, 10/15/25(a)	1,250	1,423,012
6.20%, 10/15/35(a)	500	678,135
6.35%, 10/15/45	750	1,007,515
HP, Inc.
4.05%, 09/15/22(a)	1,000	1,043,512
2.20%, 06/17/25	500	518,966
1.45%, 06/17/26(c)	755	749,399
3.40%, 06/17/30(a)	500	535,517
2.65%, 06/17/31(c)	1,000	998,227
6.00%, 09/15/41(a)	650	854,766
NetApp, Inc., 1.88%, 06/22/25(a)	675	694,032

		90,608,839

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27	2,000	2,155,616
2.85%, 03/27/30(a)	1,000	1,086,977
3.25%, 03/27/40(a)	1,000	1,097,901
3.88%, 11/01/45	500	600,276
3.38%, 11/01/46	1,500	1,683,853

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., 3.00%, 07/15/22	$1,000	$1,018,126
VF Corp., 2.95%, 04/23/30	500	528,977

		8,171,726

Tobacco — 0.3%
Altria Group, Inc.
4.00%, 01/31/24	1,000	1,084,176
2.35%, 05/06/25	240	250,914
2.63%, 09/16/26(a)	2,000	2,105,154
4.80%, 02/14/29	552	639,978
3.40%, 05/06/30(a)	435	458,776
2.45%, 02/04/32	1,215	1,175,004
5.80%, 02/14/39	1,000	1,235,346
3.40%, 02/04/41(a)	1,000	953,442
4.50%, 05/02/43(a)	400	429,906
5.38%, 01/31/44	1,320	1,567,597
3.88%, 09/16/46(a)	1,250	1,241,298
5.95%, 02/14/49	1,500	1,918,087
4.45%, 05/06/50	655	698,163
3.70%, 02/04/51(a)	1,400	1,328,100
4.00%, 02/04/61	700	671,584
BAT Capital Corp.
3.22%, 08/15/24	1,250	1,327,700
2.79%, 09/06/24(a)	2,000	2,100,928
3.22%, 09/06/26	1,000	1,060,915
4.70%, 04/02/27	500	565,001
3.56%, 08/15/27	2,500	2,677,131
2.26%, 03/25/28	600	595,499
3.46%, 09/06/29	500	528,044
4.91%, 04/02/30(a)	600	689,301
2.73%, 03/25/31(a)	2,800	2,764,376
4.39%, 08/15/37	2,250	2,426,135
3.73%, 09/25/40(a)	200	195,422
4.54%, 08/15/47(a)	1,350	1,435,619
4.76%, 09/06/49	750	812,677
5.28%, 04/02/50	250	290,141
3.98%, 09/25/50	600	584,363
BAT International Finance PLC, 1.67%, 03/25/26(a)	250	249,860
Philip Morris International, Inc.
2.63%, 03/06/23	250	259,725
2.13%, 05/10/23	1,000	1,029,497
3.25%, 11/10/24(a)	1,000	1,081,662
3.38%, 08/11/25(a)	750	818,435
2.75%, 02/25/26(a)	415	442,877
3.13%, 08/17/27	1,000	1,088,718
2.10%, 05/01/30	2,000	1,990,126
1.75%, 11/01/30(a)	2,000	1,932,657
6.38%, 05/16/38	1,750	2,500,858
4.38%, 11/15/41	1,000	1,179,967
4.50%, 03/20/42	50	59,254
3.88%, 08/21/42	350	387,199
4.13%, 03/04/43	450	515,451
4.88%, 11/15/43	250	312,471
4.25%, 11/10/44	365	425,235
Reynolds American, Inc.
4.45%, 06/12/25	1,000	1,107,776
5.70%, 08/15/35	325	392,481

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Reynolds American, Inc. (continued)
6.15%, 09/15/43	$150	$187,813
5.85%, 08/15/45	2,250	2,755,025

		52,527,864

Transportation Infrastructure — 0.2%
FedEx Corp.
3.25%, 04/01/26(a)	545	596,037
3.10%, 08/05/29(a)	1,000	1,084,042
4.25%, 05/15/30	2,000	2,328,615
2.40%, 05/15/31(a)	625	636,077
3.90%, 02/01/35(a)	190	217,771
3.25%, 05/15/41	855	878,943
3.88%, 08/01/42	50	55,740
4.75%, 11/15/45	660	823,218
4.55%, 04/01/46	750	910,822
4.40%, 01/15/47	500	597,809
4.05%, 02/15/48	1,000	1,147,809
4.95%, 10/17/48	1,000	1,289,787
5.25%, 05/15/50(a)	1,000	1,356,684
GXO Logistics, Inc.(c)(d)
1.65%, 07/15/26	1,000	994,960
2.65%, 07/15/31	500	495,985
Ryder System, Inc.
3.40%, 03/01/23	500	522,527
3.88%, 12/01/23	2,000	2,148,134
2.50%, 09/01/24	285	298,310
2.90%, 12/01/26	1,160	1,241,957
United Parcel Service, Inc.
2.45%, 10/01/22	500	513,637
2.50%, 04/01/23(a)	2,000	2,072,433
3.90%, 04/01/25	1,000	1,106,519
2.40%, 11/15/26	2,000	2,127,458
3.05%, 11/15/27(a)	500	554,836
6.20%, 01/15/38	100	147,758
5.20%, 04/01/40	1,000	1,357,409
3.63%, 10/01/42(a)	250	288,091
3.40%, 11/15/46(a)	220	246,425
3.75%, 11/15/47(a)	500	587,348
4.25%, 03/15/49	1,000	1,262,644
3.40%, 09/01/49(a)	300	333,701
5.30%, 04/01/50(a)	1,000	1,464,046

		29,687,532

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25(a)	750	814,173
2.95%, 09/01/27(a)	500	538,472
3.75%, 09/01/28(a)	1,500	1,695,261
3.45%, 06/01/29	500	554,034
2.30%, 06/01/31	900	914,720
4.30%, 09/01/45	250	300,628
3.75%, 09/01/47(a)	500	562,819
4.15%, 06/01/49(a)	500	606,481
3.45%, 05/01/50	1,000	1,080,533
3.25%, 06/01/51	900	942,514
Emera US Finance LP
0.83%, 06/15/24(c)	505	502,148

Security	Par (000)	Value

Utilities (continued)
Emera US Finance LP (continued)
3.55%, 06/15/26	$1,075	$1,174,115
2.64%, 06/15/31(c)	900	905,416
4.75%, 06/15/46	350	415,671
Essential Utilities, Inc.
2.40%, 05/01/31	1,000	1,008,751
3.35%, 04/15/50(a)	1,000	1,033,110

		13,048,846

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV
3.13%, 07/16/22	3,500	3,584,000
3.63%, 04/22/29	1,400	1,540,262
2.88%, 05/07/30	1,500	1,576,185
6.13%, 03/30/40	250	353,797
4.38%, 07/16/42	850	1,015,053
4.38%, 04/22/49(a)	1,000	1,226,437
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	1,000	1,165,000
Orange SA
9.00%, 03/01/31(a)	250	393,193
5.38%, 01/13/42	1,825	2,461,441
Rogers Communications, Inc.
3.00%, 03/15/23	650	672,985
3.63%, 12/15/25(a)	1,565	1,727,241
2.90%, 11/15/26	1,000	1,067,712
5.00%, 03/15/44(a)	250	312,304
4.30%, 02/15/48	750	863,948
4.35%, 05/01/49	1,250	1,471,250
3.70%, 11/15/49	400	425,817
T-Mobile USA, Inc.
3.50%, 04/15/25	1,045	1,132,618
1.50%, 02/15/26	1,000	1,007,640
3.75%, 04/15/27	3,500	3,867,500
2.05%, 02/15/28	500	507,585
3.88%, 04/15/30	6,000	6,706,920
2.55%, 02/15/31	700	707,840
2.25%, 11/15/31	345	340,332
4.38%, 04/15/40	1,250	1,465,375
3.00%, 02/15/41	2,000	1,975,340
4.50%, 04/15/50	1,720	2,048,061
3.30%, 02/15/51	1,750	1,747,112
3.60%, 11/15/60	500	509,050
Vodafone Group PLC
4.13%, 05/30/25	1,500	1,674,256
4.38%, 05/30/28(a)	1,350	1,570,415
7.88%, 02/15/30	100	142,808
6.15%, 02/27/37(a)	500	691,879
5.00%, 05/30/38	500	629,328
4.38%, 02/19/43	950	1,107,804
5.25%, 05/30/48(a)	2,500	3,294,164
4.88%, 06/19/49	500	630,627
4.25%, 09/17/50	1,190	1,389,927
5.13%, 06/19/59	600	783,723

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vornado Realty LP, 3.50%, 01/15/25	$250	$266,148
WP Carey, Inc., 3.85%, 07/15/29(a)	475	525,722

		54,578,799

Total Corporate Bonds — 26.9% (Cost: $4,198,654,748)		4,446,381,192

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond, 1.63%, 01/22/25	2,000	2,071,640
Export Development Canada, 2.50%, 01/24/23	2,000	2,071,203
Province of Alberta Canada
2.20%, 07/26/22	1,000	1,021,034
1.88%, 11/13/24	1,000	1,039,297
1.00%, 05/20/25(a)	3,000	3,019,546
3.30%, 03/15/28	2,000	2,236,763
1.30%, 07/22/30	2,000	1,923,666
Province of British Columbia Canada
2.00%, 10/23/22	750	766,949
2.25%, 06/02/26	1,000	1,059,741
Province of New Brunswick Canada, 3.63%, 02/24/28	1,000	1,144,150
Province of Ontario Canada
2.20%, 10/03/22(a)	2,000	2,048,150
1.75%, 01/24/23	5,000	5,113,516
0.63%, 01/21/26	1,000	985,860
2.50%, 04/27/26	3,000	3,205,452
1.05%, 05/21/27(a)	1,000	990,110
2.00%, 10/02/29	1,000	1,031,110
1.13%, 10/07/30	2,000	1,901,812
1.60%, 02/25/31	2,000	1,970,925
Province of Quebec Canada
2.63%, 02/13/23	250	259,379
0.60%, 07/23/25(a)	2,000	1,980,472
2.50%, 04/20/26	2,750	2,945,112
2.75%, 04/12/27	2,000	2,170,246
1.35%, 05/28/30	7,000	6,846,980
Series QO, 2.88%, 10/16/24(a)	500	535,770
Series QW, 2.50%, 04/09/24(a)	2,000	2,109,020
Series QX, 1.50%, 02/11/25	2,000	2,055,820

		52,503,723

Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28	1,500	1,630,594
2.45%, 01/31/31	2,500	2,545,781
2.55%, 01/27/32	1,000	1,020,188
3.10%, 05/07/41	700	703,850
3.63%, 10/30/42(a)	350	373,034
3.86%, 06/21/47(a)	750	825,375
3.50%, 01/25/50	1,000	1,048,313
3.10%, 01/22/61	1,500	1,436,531

		9,583,666

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23	250	255,125
4.00%, 02/26/24	2,750	2,909,500
4.50%, 01/28/26	2,250	2,455,734
3.88%, 04/25/27(a)	2,000	2,124,750

Security	Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
4.50%, 03/15/29(a)	$2,000	$2,176,625
3.00%, 01/30/30(a)	3,000	2,932,125
3.13%, 04/15/31	1,000	976,750
7.38%, 09/18/37	100	131,456
6.13%, 01/18/41(a)	1,500	1,775,438
4.13%, 02/22/42	2,000	1,942,000
5.63%, 02/26/44	950	1,074,866
5.00%, 06/15/45	1,900	2,014,356
5.20%, 05/15/49(a)	1,500	1,640,438
4.13%, 05/15/51(a)	1,900	1,800,012
3.88%, 02/15/61	1,000	893,000

		25,102,175

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22(a)	1,000	1,019,201
2.75%, 03/06/23	500	520,747
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	1,000	1,040,360

		2,580,308

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	2,500	2,698,906
5.75%, 11/22/23	500	561,656
5.38%, 03/25/24	1,500	1,692,000
7.63%, 03/29/41	750	1,230,844

		6,183,406

Indonesia — 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	2,000	2,181,000
4.10%, 04/24/28	1,000	1,129,562
4.75%, 02/11/29(a)	1,000	1,173,547
2.85%, 02/14/30	2,000	2,069,750
3.85%, 10/15/30	2,000	2,223,500
4.35%, 01/11/48(a)	1,400	1,587,950
3.70%, 10/30/49	500	523,844
3.50%, 02/14/50(a)	1,000	1,038,938
4.20%, 10/15/50	1,000	1,137,062
3.05%, 03/12/51	1,000	991,250
4.45%, 04/15/70	600	709,613

		14,766,016

Israel — 0.1%
Israel Government International Bond
3.15%, 06/30/23	3,000	3,161,812
2.88%, 03/16/26	750	807,563
3.25%, 01/17/28	1,500	1,649,344
2.75%, 07/03/30	2,400	2,566,500
4.50%, 01/30/43	1,200	1,496,850
3.88%, 07/03/50(a)	1,000	1,160,500
4.50%, 12/31/99(a)	600	758,250
State of Israel
2.50%, 01/15/30	2,000	2,095,000
3.38%, 01/15/50	1,000	1,071,125

		14,766,944

Italy — 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	100	113,255
2.38%, 10/17/24	3,500	3,637,165

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy (continued)
Republic of Italy Government International Bond (continued)
1.25%, 02/17/26	$3,000	$2,958,582
2.88%, 10/17/29	2,500	2,601,800
5.38%, 06/15/33	750	944,279
4.00%, 10/17/49	1,500	1,645,359
3.88%, 05/06/51(a)	1,000	1,074,584

		12,975,024

Japan — 0.2%
Japan Bank for International Cooperation
2.38%, 07/21/22	1,000	1,022,165
2.38%, 11/16/22(a)	2,000	2,056,484
1.75%, 01/23/23	2,000	2,043,926
3.25%, 07/20/23	1,100	1,162,167
0.38%, 09/15/23(a)	5,000	4,990,094
3.38%, 10/31/23	500	533,347
0.63%, 07/15/25(a)	2,000	1,979,260
2.88%, 06/01/27(a)	1,000	1,090,284
2.75%, 11/16/27	500	543,076
3.25%, 07/20/28	2,000	2,244,568
2.00%, 10/17/29(a)	1,000	1,036,110
1.25%, 01/21/31	2,000	1,926,335
1.88%, 04/15/31	3,000	3,052,925
Series DTC, 1.63%, 10/17/22	1,000	1,016,655
Series DTC, 3.38%, 07/31/23	500	530,223
Series DTC, 2.50%, 05/23/24(a)	500	527,077
Series DTC, 2.50%, 05/28/25(a)	3,000	3,187,628
Series DTC, 2.38%, 04/20/26	750	795,922
Series DTC, 2.25%, 11/04/26	500	527,655

		30,265,901

Mexico — 0.3%
Mexico Government International Bond
4.00%, 10/02/23	210	226,774
3.60%, 01/30/25(a)	2,000	2,192,875
4.13%, 01/21/26(a)	3,000	3,383,062
4.15%, 03/28/27(a)	1,000	1,130,687
3.75%, 01/11/28(a)	1,000	1,092,063
4.50%, 04/22/29	1,500	1,696,219
3.25%, 04/16/30(a)	3,000	3,096,187
2.66%, 05/24/31(a)	2,000	1,952,875
4.75%, 04/27/32(a)	3,000	3,434,625
6.75%, 09/27/34	150	199,669
6.05%, 01/11/40(a)	2,300	2,885,494
4.28%, 08/14/41	3,000	3,155,062
4.75%, 03/08/44(a)	2,200	2,436,225
5.55%, 01/21/45(a)	1,525	1,840,770
4.60%, 01/23/46	1,500	1,615,594
4.35%, 01/15/47	1,750	1,830,719
4.60%, 02/10/48(a)	2,000	2,149,750
4.50%, 01/31/50(a)	1,950	2,071,022
5.00%, 04/27/51(a)	2,000	2,274,125
3.77%, 05/24/61(a)	3,000	2,790,562
5.75%, 10/12/99	500	596,188

		42,050,547

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25(a)	3,500	3,809,094
3.88%, 03/17/28(a)	2,500	2,748,906
3.16%, 01/23/30(a)	1,000	1,048,000

Security	Par (000)	Value

Panama (continued)
Panama Government International Bond (continued)
2.25%, 09/29/32	$2,000	$1,917,250
6.70%, 01/26/36	350	475,737
4.50%, 05/15/47(a)	750	851,391
4.50%, 04/16/50(a)	1,250	1,416,250
4.30%, 04/29/53(a)	1,000	1,108,625
4.50%, 04/01/56(a)	2,400	2,720,700
3.87%, 07/23/60(a)	2,500	2,548,906

		18,644,859

Peru — 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	1,400	1,714,825
2.39%, 01/23/26	2,000	2,062,875
4.13%, 08/25/27	3,000	3,357,750
2.84%, 06/20/30(a)	1,800	1,849,275
2.78%, 01/23/31	2,000	2,034,750
1.86%, 12/01/32(a)	1,750	1,628,922
8.75%, 11/21/33	441	691,075
6.55%, 03/14/37	250	343,328
3.30%, 03/11/41	2,000	2,023,000
5.63%, 11/18/50(a)	1,400	1,927,450
3.55%, 03/10/51(a)	1,000	1,037,500
2.78%, 12/01/60	1,250	1,113,906
3.23%, 07/28/21	500	438,531

		20,223,187

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	2,500	2,721,875
3.00%, 02/01/28	1,000	1,077,910
3.75%, 01/14/29	3,000	3,399,000
2.46%, 05/05/30	2,000	2,077,720
7.75%, 01/14/31	1,500	2,215,594
1.65%, 06/10/31(a)	1,000	966,403
6.38%, 10/23/34(a)	250	352,469
5.00%, 01/13/37	1,000	1,256,125
3.95%, 01/20/40	250	277,390
3.70%, 03/01/41	1,100	1,187,519
3.70%, 02/02/42	2,000	2,154,750
2.95%, 05/05/45	1,000	965,500
2.65%, 12/10/45	2,000	1,847,875

		20,500,130

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	200	209,288
4.00%, 01/22/24	2,250	2,442,695
3.25%, 04/06/26	1,250	1,379,531

		4,031,514

South Korea — 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	1,000	1,053,203
2.88%, 01/21/25(a)	1,000	1,065,500
1.88%, 02/12/25	1,000	1,031,576
3.25%, 11/10/25	500	546,813
2.63%, 05/26/26	1,000	1,070,812
3.25%, 08/12/26	500	552,125
Korea Development Bank
3.38%, 03/12/23(a)	4,000	4,192,120

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (continued)
2.75%, 03/19/23(a)	$1,000	$1,039,250
0.50%, 10/27/23	2,000	1,998,568
Korea International Bond(a)
4.13%, 06/10/44	250	317,903
3.88%, 09/20/48	1,750	2,198,219

		15,066,089

Supranational — 1.4%
African Development Bank, 3.00%, 09/20/23(a)	5,000	5,289,473
Asian Development Bank
1.88%, 07/19/22	2,000	2,035,528
1.88%, 08/10/22(a)	1,500	1,528,257
1.75%, 09/13/22(a)	2,500	2,546,629
2.75%, 03/17/23(a)	3,750	3,909,612
0.25%, 07/14/23	4,000	3,993,009
0.25%, 10/06/23	1,000	998,398
2.63%, 01/30/24(a)	3,000	3,167,670
1.50%, 10/18/24(a)	3,000	3,088,174
0.63%, 04/29/25(a)	5,000	4,972,104
1.00%, 04/14/26	2,000	2,005,444
2.00%, 04/24/26	1,000	1,051,780
2.63%, 01/12/27(a)	1,000	1,085,600
2.50%, 11/02/27	2,000	2,162,578
2.75%, 01/19/28	750	819,971
5.82%, 06/16/28	3,000	3,866,415
1.75%, 09/19/29	2,000	2,047,948
1.88%, 01/24/30(a)	3,000	3,108,221
Asian Infrastructure Investment Bank, 2.25%, 05/16/24	10,000	10,496,845
Council Of Europe Development Bank, 0.25%, 10/20/23	3,000	2,989,907
European Bank for Reconstruction & Development
2.75%, 03/07/23	2,000	2,082,903
0.25%, 07/10/23	4,000	3,993,718
1.50%, 02/13/25	1,000	1,028,504
0.50%, 05/19/25	2,000	1,980,946
European Investment Bank
2.25%, 08/15/22	5,000	5,116,399
2.00%, 12/15/22(a)	1,000	1,025,729
2.50%, 03/15/23	2,000	2,076,445
1.38%, 05/15/23	1,000	1,020,590
2.88%, 08/15/23	1,500	1,580,880
0.25%, 09/15/23	3,000	2,994,060
3.13%, 12/14/23	4,000	4,266,519
3.25%, 01/29/24(a)	3,000	3,214,678
2.63%, 03/15/24	2,000	2,116,680
1.88%, 02/10/25(a)	5,000	5,219,430
1.63%, 03/14/25	4,000	4,132,776
0.63%, 07/25/25	2,000	1,981,110
0.38%, 12/15/25	5,000	4,882,291
2.13%, 04/13/26	1,000	1,058,419
2.38%, 05/24/27	3,500	3,753,251
1.63%, 10/09/29	750	765,525
0.88%, 05/17/30	5,000	4,767,193
Inter-American Development Bank
1.75%, 09/14/22(a)	2,000	2,037,557
0.50%, 05/24/23(a)	3,000	3,012,682
0.25%, 11/15/23	3,000	2,991,150

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank (continued)
2.63%, 01/16/24	$5,000	$5,275,001
3.00%, 02/21/24(a)	5,000	5,333,107
2.13%, 01/15/25(a)	1,000	1,050,580
1.75%, 03/14/25(a)	3,000	3,114,486
0.88%, 04/03/25(a)	3,000	3,017,411
0.63%, 07/15/25(a)	5,000	4,977,313
0.88%, 04/20/26	3,000	2,999,728
2.00%, 06/02/26(a)	500	525,847
2.38%, 07/07/27(a)	1,000	1,072,336
2.25%, 06/18/29(a)	4,500	4,795,537
3.20%, 08/07/42(a)	750	863,605
4.38%, 01/24/44	300	411,241
International Bank for Reconstruction & Development
2.13%, 07/01/22	3,000	3,057,159
7.63%, 01/19/23(a)	1,000	1,113,686
1.75%, 04/19/23(a)	1,000	1,026,068
0.13%, 04/20/23	4,000	3,990,640
3.00%, 09/27/23(a)	4,000	4,233,144
2.50%, 03/19/24(a)	3,000	3,164,837
1.63%, 01/15/25(a)	3,000	3,103,170
0.75%, 03/11/25	5,000	5,008,107
0.63%, 04/22/25	5,000	4,982,054
0.38%, 07/28/25	3,000	2,956,232
0.50%, 10/28/25	2,000	1,975,380
1.38%, 04/20/28	1,000	1,008,335
1.25%, 02/10/31	5,000	4,883,606
4.75%, 02/15/35(a)	500	667,023
Series GDIF, 1.88%, 06/19/23(a)	5,000	5,154,639
Series GDIF, 1.50%, 08/28/24(a)	4,000	4,118,180
Series GDIF, 2.50%, 11/25/24(a)	3,000	3,190,641
Series GDIF, 2.50%, 07/29/25	1,000	1,070,296
Series GDIF, 1.88%, 10/27/26	750	783,436
Series GDIF, 2.50%, 11/22/27	2,000	2,164,434
Series GDIF, 1.75%, 10/23/29	3,000	3,083,260
International Finance Corp.
2.88%, 07/31/23(a)	750	789,892
0.38%, 07/16/25	2,000	1,962,911
0.75%, 08/27/30	2,000	1,863,906
Nordic Investment Bank
1.38%, 10/17/22	2,000	2,029,033
0.38%, 05/19/23	3,000	3,004,292

		232,083,551

Sweden — 0.1%
Svensk Exportkredit AB
1.63%, 11/14/22(a)	500	509,502
2.88%, 03/14/23	1,000	1,043,413
0.75%, 04/06/23(a)	2,000	2,014,882
1.75%, 12/12/23(a)	1,000	1,032,060
0.63%, 05/14/25(a)	2,000	1,983,771
0.50%, 08/26/25	2,000	1,972,199

		8,555,827

Uruguay — 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100	106,706
4.50%, 08/14/24(a)	1,250	1,353,359
4.38%, 10/27/27(a)	1,000	1,149,250

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond (continued)
4.38%, 01/23/31(a)	$2,500	$2,912,188
5.10%, 06/18/50	2,250	2,945,813
4.98%, 04/20/55(a)	2,200	2,840,475

		11,307,791

Total Foreign Agency Obligations — 3.3% (Cost: $529,650,988)		541,190,658

Municipal Bonds

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	220	292,105

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	750	1,214,617
Series S-1, 6.92%, 04/01/40	620	939,759
Series S-1, 7.04%, 04/01/50	100	174,653
Series S-3, 6.91%, 10/01/50	660	1,166,477
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	345	366,017
California State University, RB, Series E, 2.90%, 11/01/51	200	198,746
California State University, Refunding RB, Series B, 2.98%, 11/01/51	1,015	1,030,651
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	100	165,048
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Series A, 3.30%, 11/01/39	115	123,780
Series E, 2.83%, 11/01/41	500	508,425
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	100	145,757
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	275	293,827
Series A, (AGM), 3.92%, 01/15/53	175	185,948
Los Angeles Community College District, GO, 2.11%, 08/01/32	665	674,935
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	540	932,699
Los Angeles County Metropolitan Transportation Authority, RB, BAB, 5.74%, 06/01/39	100	133,317
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	100	161,226
Los Angeles Department of Water & Power Power System Revenue, RB, BAB
5.72%, 07/01/39	200	283,474
6.57%, 07/01/45	675	1,095,613
6.60%, 07/01/50	90	154,349
Los Angeles Unified School District, GO, BAB
5.76%, 07/01/29	300	376,680
5.75%, 07/01/34	850	1,148,979
Series RY, 6.76%, 07/01/34	950	1,365,976

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	$365	$392,105
Series N, 3.71%, 05/15/20	500	545,345
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	120	185,900
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49(a)	600	929,766
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	260	394,376
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	175	181,871
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	315	469,460
Santa Clara Valley Transportation Authority, RB, BAB, Series A, 5.88%, 04/01/32	600	751,704
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22(f)	250	253,690
State of California, GO, Series A, 2.37%, 04/01/22	500	507,940
State of California, GO, BAB
7.50%, 04/01/34	645	1,014,469
7.55%, 04/01/39(a)	2,375	4,030,280
7.30%, 10/01/39(a)	600	957,846
7.35%, 11/01/39	1,550	2,478,946
7.60%, 11/01/40(a)	1,850	3,219,259
State of California, Refunding GO
3.38%, 04/01/25	100	109,432
3.50%, 04/01/28	355	399,837
2.50%, 10/01/29	1,250	1,327,000
4.50%, 04/01/33	200	234,052
4.60%, 04/01/38	165	193,606
University of California, RB
Series AD, 4.86%, 05/15/12	300	425,898
Series AQ, 4.77%, 05/15/15(a)	405	569,389
Series BD, 3.35%, 07/01/29	570	643,382
Series BG, 0.88%, 05/15/25	240	240,638
Series BG, 1.61%, 05/15/30	1,000	987,430
University of California, RB, BAB
5.77%, 05/15/43	190	265,155
5.95%, 05/15/45	500	707,895
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	150	177,602
Series AX, 3.06%, 07/01/25	100	108,055

		35,543,281

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	100	158,501

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	600	797,340
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	150	180,255

		977,595

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/14(a)	$200	$284,724
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	160	165,643
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	200	258,850
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	100	170,569

		879,786

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	665	745,924
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	150	147,569
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	75,111
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25(a)	735	741,189
Series A, 1.71%, 07/01/27	450	458,014
Series A, 2.15%, 07/01/30	960	974,611

		3,142,418

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	230	235,115
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	633	963,698
6.66%, 04/01/57	705	1,087,223

		2,286,036

Idaho — 0.0%
Idaho Energy Res. Authority RB, 2.86%, 09/01/46	110	113,177

Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	165	215,238
Series C, Senior Lien, 4.57%, 01/01/54	165	220,897
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	250	379,098
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(a)	530	746,123
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	435	594,014
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	250	350,598
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	340	477,499
State of Illinois, GO, 5.10%, 06/01/33(a)	5,300	6,234,973
State of Illinois, GO, BAB, 7.35%, 07/01/35	425	542,053

		9,760,493

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49(a)	105	110,524

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39(a)	$1,000	$1,394,560
Commonwealth of Massachusetts, Refunding GO, Series D, 2.81%, 09/01/43	1,000	1,053,470
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	585	818,766
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	200	200,248
Sub-Series B, 3.40%, 10/15/40	125	133,458

		3,711,026

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	32,150
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	150	162,895
3.38%, 12/01/40	125	137,331
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	250	249,485
Michigan Strategic Fund RB, 3.23%, 09/01/47(d)	85	86,284
University of Michigan, RB, Series B, 2.44%, 04/01/40	575	580,014

		1,248,159

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	440	542,027
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	250	279,038

		821,065

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	200	215,184

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	450	706,397

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,450	1,868,310
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	100	149,042
Series C, 5.75%, 12/15/28	350	412,808
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	200	224,404
Series B, 4.13%, 06/15/42	1,055	1,204,937
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	750	1,200,225
Series F, 7.41%, 01/01/40	900	1,479,798

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 12/31/99(a)	$210	$236,286
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	425	452,225

		7,228,035

New York — 0.1%
City of New York, GO, BAB
5.52%, 10/01/37	500	680,010
Series A-2, 5.21%, 10/01/31	225	276,169
Series F-1, 6.27%, 12/01/37	300	438,810
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	515	744,850
7.34%, 11/15/39	500	814,825
6.81%, 11/15/40	400	581,656
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	200	266,468
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36(a)	100	127,575
5.57%, 11/01/38	645	859,011
New York City Water & Sewer System, RB, BAB, 5.95%, 06/15/42	115	174,822
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44(a)	100	155,285
New York City Water & Sewer System, Refunding RB, BAB
5.72%, 06/15/42(a)	300	451,377
6.01%, 06/15/42	600	922,566
5.44%, 06/15/43	200	295,156
New York State Dormitory Authority, RB, BAB, Series D, 5.60%, 03/15/40	750	1,013,310
New York State Dormitory Authority, Refunding RB(a)
Series B, 3.14%, 07/01/43	50	51,958
Series F, 3.11%, 02/15/39	350	377,853
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	500	533,720
Series M, 3.50%, 01/01/42	160	168,397
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	500	563,510
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	200	249,478
Port Authority of New York & New Jersey, ARB
3.18%, 07/15/60	340	341,601
215th Series, 3.29%, 08/01/69	200	214,378
Consolidated, 192nd Series, 4.81%, 10/15/65(a)	205	283,037
Port Authority of New York & New Jersey, RB
159th Series, 6.04%, 12/01/29	200	262,762
181st Series, 4.96%, 08/01/46	180	240,988
182nd Series, 5.31%, 08/01/46	100	112,428
Consolidated, 165th Series, 5.65%, 11/01/40	1,245	1,744,793
Consolidated, 168th Series, 4.93%, 10/01/51	1,250	1,743,750
Series AAA, 1.09%, 07/01/23	950	962,084
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	1,450	1,904,778

		17,557,405

Security	Par (000)	Value

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, 3.20%, 01/15/51	$135	$143,782

Ohio — 0.1%
American Municipal Power, Inc., RB, BAB
Series B, 7.83%, 02/15/41	650	1,068,827
Series B, 8.08%, 02/15/50	500	916,185
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	500	517,840
Series B, 3.99%, 01/01/29	100	113,239
Series B, 4.53%, 01/01/35	350	432,834
Ohio State University, RB, Series A, 3.80%, 12/01/46	200	238,052
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	805	1,088,803
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	250	256,713
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	100	118,496

		4,750,989

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	375	451,545
Oregon State University, RB, (BAM), 3.42%, 03/01/60	175	180,418
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	125	174,940
State of Oregon, GO
5.76%, 06/01/23	38	40,726
5.89%, 06/01/27	750	906,900

		1,754,529

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue Refunding RB, Series B, 2.93%, 07/01/45	185	186,177
Commonwealth Financing Authority RB, Series A, 2.99%, 06/01/42	1,265	1,300,167
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	500	514,260
Series D, 2.84%, 09/01/50	160	163,856
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/19	175	182,840

		2,347,300

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	100	155,075

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	350	389,291

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	170	212,809
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	200	280,918

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB (continued)
5.81%, 02/01/41(a)	$250	$368,235
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	300	299,646
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	560	788,413
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	200	210,994
Series A, 3.14%, 11/01/45	265	280,404
Series C, 2.92%, 11/01/50	380	383,770
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,090	1,129,752
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	550	909,546
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	35,599
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	1,040	1,170,624
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	1,155	1,670,823
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	425	476,506
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	600	741,414
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	500	615,270
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	985	971,210

		10,545,933

Utah — 0.0%
State of Utah, GO, BAB, Series B, 3.54%, 07/01/25	300	319,797

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/17(a)	60	75,770
University of Virginia, Refunding RB
2.26%, 09/01/50	620	574,474
Series A, 3.23%, 09/01/19	120	117,090

		767,334

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	200	275,738

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	75	86,239

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin, Refunding RB
Series A, 3.95%, 05/01/36(a)	$600	$667,956
Series C, 3.15%, 05/01/27	320	353,680

		1,107,875

Total Municipal Bonds — 0.7% (Cost: $97,606,317)		107,198,306

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,236,990
Series 2020-BN27, Class A5, 2.14%, 04/15/63	5,440	5,509,048
Barclays Commercial Mortgage Trust,
Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,553,497
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	6,670	6,714,344
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54(d)	9,290	9,640,108
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,469,030
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,373,524
Series 2019-B13, Class A4, 2.95%, 08/15/57	8,544	9,166,207
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,436,320
Series 2020-B19, Class B, 2.35%, 09/15/53	1,130	1,128,968
Series 2020-B21, Class A4, 1.70%, 12/17/53	3,600	3,528,231
Series 2020-B21, Class A5, 1.98%, 12/17/53	2,400	2,387,623
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	797,106
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	541,635
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,615,800
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,793,230
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,070,147
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,495,113
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,389,338
Series 2013-CR9, Class A4, 4.39%, 07/10/45(b)	2,700	2,869,663
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	537,683
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,647,352
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	826,310
Commission Mortgage Trust, Series 2014-CR20, Class A3, 3.33%, 11/10/47	4,611	4,876,562
CSAIL Commercial Mortgage Securities Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,091,373
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	5,234,279
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	4,000	4,513,692
DBJPM Mortgage Trust, Series 2016-C3,
Class A5, 2.89%, 08/10/49	7,500	7,977,432

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	$3,000	$3,438,067
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	243	247,963
Series 2014-GC24, Class A5, 3.93%, 09/10/47	7,000	7,600,773
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	648,941
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,528,298
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	268,963
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	324,193
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,250	2,453,227
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,615,468
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	38	38,080
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,501,739
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,863,397
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.22%, 07/15/46(b)	3,750	3,978,470
Series 2013-C10, Class AS, 4.22%, 07/15/46(b)	2,500	2,623,081
Series 2013-C11, Class A4, 4.30%, 08/15/46(b)	11,765	12,314,106
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,318	4,546,265
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	820,655
Series 2016-C28, Class A4, 3.54%, 01/15/49	6,772	7,377,201
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	1,181	1,296,982
Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,359,949
Series 2019-H6, Class A4, 3.42%, 06/15/52	590	650,927
Series 2019-L3, Class AS, 3.49%, 11/15/52	760	829,390
Wells Fargo Commercial Mortgage Trust
2.09%, 07/15/53	2,830	2,847,127
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	211,642
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,740	1,814,643
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,620,943
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,983	5,385,685
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,850	4,404,796
Series 2020-C56, Class A5, 2.45%, 06/15/53	3,110	3,226,105
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 03/15/45	495	508,993

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $177,221,802)		182,766,674

Preferred Securities

Capital Trusts — 0.0%

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	350,381

Security	Par (000)	Value

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/36	$600	$770,593
Prudential Financial, Inc., 5.38%, 05/15/45(a)(b)	500	553,871
Prudential Financial, Inc., 5.63%, 06/15/43(b)	100	107,315

		1,431,779

Total Capital Trusts — 0.0%		1,782,160

Total Preferred Securities — 0.0% (Cost: $1,542,034)		1,782,160

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp.,
2.85%, 09/20/21	1,705	1,715,332
Federal Home Loan Bank
3.00%, 12/09/22	4,910	5,108,658
2.75%, 12/13/24	5,000	5,368,468
3.13%, 06/13/25	9,570	10,516,051
5.50%, 07/15/36	2,100	3,088,949
Federal Home Loan Mortgage Corp.
2.38%, 01/13/22(a)	12,715	12,870,632
0.13%, 07/25/22	925	925,201
0.25%, 08/24/23 - 12/04/23	11,035	11,027,261
0.38%, 07/21/25	325	320,424
6.75%, 03/15/31	2,800	4,114,848
6.25%, 07/15/32	3,300	4,847,697
Federal National Mortgage Association
1.25%, 08/17/21(a)	8,200	8,212,189
2.63%, 01/11/22 - 09/06/24(a)	8,715	9,162,999
1.88%, 04/05/22	5,000	5,068,332
2.38%, 01/19/23	490	506,565
0.25%, 07/10/23	10,000	10,000,054
0.50%, 06/17/25(a)	20,000	19,874,771
6.25%, 05/15/29	5,350	7,285,170
7.13%, 01/15/30(a)	10,000	14,608,586
7.25%, 05/15/30(a)	20,550	30,462,966
0.88%, 08/05/30	7,010	6,637,175
6.63%, 11/15/30	149	215,574
Tennessee Valley Authority
5.88%, 04/01/36	2,100	3,121,385
3.50%, 12/15/42	140	164,945

		175,224,232

Mortgage-Backed Securities — 28.9%
Fannie Mae
1.66%, 04/25/31	4,260	4,285,428
3.00%, 06/01/50	8,462	8,862,176
Series 2012-M9, Class A2, 2.48%, 04/25/22	423	427,497
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	441	468,820
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,505,672
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,000	7,444,179
Series 2017-M15, Class A2, 3.06%, 09/25/27(b)	4,000	4,397,070
Series 2018-M12, Class A2, 3.77%, 08/25/30(b)	3,000	3,517,534
Series 2018-M3, Class A2, 3.19%, 02/25/30(b)	10,000	11,245,599
Series 2019-M22, Class A2, 2.52%, 08/25/29	5,000	5,360,532
Series 2020-M46, Class A2, 1.32%, 05/25/30	5,481	5,425,899

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
2.50%, 05/01/36 - 07/01/51	$109,338	$113,399,924
2.00%, 02/01/51 - 07/01/51	65,333	66,067,962
Federal Home Loan Mortgage Corp., 4.00%, 01/01/48	2,788	2,991,014
Federal National Mortgage Association
3.50%, 02/01/34 - 05/01/50	35,561	37,662,073
2.50%, 11/01/34 - 05/01/51(g)	187,477	194,617,640
3.00%, 03/01/35 - 01/01/51	46,982	50,061,566
2.00%, 12/01/35 - 04/01/51	332,889	339,345,334
4.00%, 09/01/47 - 09/01/48	16,781	17,899,100
Freddie Mac
2.07%, 01/25/31	10,930	11,424,997
2.00%, 03/01/36 - 05/01/51(g)	90,512	91,580,159
3.50%, 02/01/49	2,662	2,877,387
2.50%, 01/01/51	12,951	13,407,685
Series K017, Class A2, 2.87%, 12/25/21	6,513	6,558,765
Series K026, Class A2, 2.51%, 11/25/22	200	205,236
Series K031, Class A2, 3.30%, 04/25/23(b)	100	104,888
Series K033, Class A2, 3.06%, 07/25/23(b)	100	104,873
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	4,126,605
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,116,687
Series K036, Class A2, 3.53%, 10/25/23(b)	1,200	1,276,666
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,882,708
Series K041, Class A2, 3.17%, 10/25/24	7,500	8,070,613
Series K045, Class A1, 2.49%, 04/25/48	2,798	2,868,060
Series K052, Class A2, 3.15%, 11/25/25	750	817,278
Series K063, Class A2, 3.43%, 01/25/27(b)	5,000	5,578,142
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,862,406
Series K067, Class A1, 2.90%, 03/25/27	3,556	3,800,358
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,317,584
Series K081, Class A2, 3.90%, 08/25/28(b)	10,000	11,647,645
Series K088, Class A2, 3.69%, 01/25/29	500	577,120
Series K100, Class A2, 2.67%, 09/25/29	10,000	10,904,488
Series K101, Class A2, 2.52%, 10/25/29	5,650	6,102,357
Series K110, Class A2, 1.48%, 04/25/30	2,640	2,636,677
Series K111, Class A2, 1.35%, 05/25/30	1,000	987,553
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,277,089
Series K730, Class A2, 3.59%, 01/25/25(b)	9,000	9,762,368
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,225,643
Freddie Mac Mortgage-Backed Securities, 2.00%, 05/01/36 - 06/01/51	30,551	31,156,756
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	23	23,647
5.50%, 12/15/32 - 04/20/48	319	360,323
6.00%, 03/15/35 - 10/20/38	101	118,427
6.50%, 09/15/36	70	78,338
4.50%, 07/15/39 - 07/21/51(h)	57,005	61,044,608
5.00%, 11/15/39 - 07/21/51(h)	22,790	24,688,912
4.00%, 03/15/41 - 07/21/51(h)	93,202	99,290,471
3.50%, 09/20/42 - 07/21/51(h)	180,995	192,212,198
3.00%, 01/20/43 - 07/21/51(h)	229,934	241,384,917
2.50%, 05/20/45 - 07/21/51(h)	172,216	178,339,494
1.50%, 07/21/51(h)	7,025	6,943,774
2.00%, 07/21/51(h)	31,900	32,488,157
Government National Mortgage Association
2.50%, 12/20/50 - 05/20/51(g)	113,686	117,609,888
2.00%, 04/20/51	49,883	50,849,331

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association Mortgage-Backed Securities
3.50%, 05/20/47	$9,511	$10,091,941
5.00%, 06/20/49	2,752	2,968,195
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 07/14/51(h)	121,499	131,752,554
8.00%, 12/01/24	28	28,293
4.00%, 10/01/25 - 02/01/57(h)	262,550	283,162,864
3.50%, 02/01/26 - 11/01/51(h)	380,980	406,507,957
3.00%, 01/01/27 - 07/14/51(h)	515,012	541,468,575
2.50%, 07/01/28 - 07/14/51(h)	449,247	467,252,379
7.00%, 02/01/32	11	11,109
6.50%, 07/01/32	63	74,559
5.00%, 04/01/33 - 07/14/51(h)	27,440	30,309,601
6.00%, 03/01/34 - 02/01/49	2,330	2,785,661
5.50%, 06/01/35 - 07/14/51(h)	26,413	29,542,818
2.00%, 12/01/35 - 08/12/51(h)	452,664	458,735,012
1.50%, 07/19/36 - 08/12/51(h)	281,650	279,526,854
(12 mo. LIBOR US + 1.50%), 1.75%, 06/01/43(b)	4	4,347
(12 mo. LIBOR US + 1.53%), 1.78%, 05/01/43(b)	68	70,660
(12 mo. LIBOR US + 1.54%), 1.79%, 06/01/43(b)	104	108,604
(12 mo. LIBOR US + 1.70%), 1.95%, 08/01/42(b)	23	24,668
(12 mo. LIBOR US + 1.75%), 2.28%, 08/01/41(b)	6	6,326
(12 mo. LIBOR US + 1.78%), 2.46%, 08/01/41(b)	6	6,752
(12 mo. LIBOR US + 1.83%), 2.26%, 09/01/40(b)	12	12,557
(12 mo. LIBOR US + 1.83%), 2.30%, 11/01/40(b)	5	5,003

		4,779,133,586

Total U.S. Government Sponsored Agency Securities — 29.9% (Cost: $4,890,852,388)		4,954,357,818

U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 03/15/22 - 05/15/51(a)	58,710	62,131,304
0.13%, 02/15/24(a)	100,000	99,355,469
0.38%, 12/31/25(a)	50,000	49,052,734
0.50%, 02/28/26(a)	60,000	59,090,625
0.63%, 12/31/27(a)	35,000	33,836,523
1.13%, 02/29/28 - 08/15/40(a)	161,000	148,220,156
5.38%, 02/15/31	6,000	8,159,063
4.50%, 02/15/36 - 08/15/39(a)	19,601	27,296,190
4.75%, 02/15/37 - 02/15/41(a)	67,450	96,075,781
5.00%, 05/15/37	17,000	24,776,172
4.38%, 02/15/38 - 05/15/41	20,810	28,982,237
3.50%, 02/15/39(a)	6,700	8,381,020
4.25%, 05/15/39 - 11/15/40	19,303	26,498,334
4.63%, 02/15/40	16,230	23,297,658
3.88%, 08/15/40(a)	3,860	5,074,845
1.38%, 11/15/40 - 08/15/50(a)	36,000	31,453,750
1.88%, 02/15/41 - 02/15/51(a)	138,000	133,617,187
3.75%, 08/15/41 - 11/15/43(a)	58,250	76,333,152
3.13%, 11/15/41 - 05/15/48(a)	82,550	99,385,845
3.00%, 05/15/42 - 08/15/48(a)	105,580	124,916,846

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.75%, 08/15/42 - 11/15/47(a)	$97,000	$109,853,916
2.88%, 05/15/43 - 05/15/49(a)	70,550	81,725,906
3.63%, 08/15/43 - 02/15/44	18,500	23,877,696
3.38%, 05/15/44 - 11/15/48	17,300	21,861,477
2.50%, 02/15/45 - 05/15/46(a)	73,950	80,071,488
2.25%, 08/15/46 - 08/15/49(a)	66,500	68,808,790
2.00%, 02/15/50	15,000	14,736,328
1.25%, 05/15/50(a)	24,000	19,596,563
1.63%, 11/15/50(a)	78,000	70,053,750
U.S. Treasury Notes
2.13%, 09/30/21 - 05/15/25(a)	266,150	274,698,825
1.25%, 10/31/21 - 06/30/28(a)	162,000	162,549,497
2.00%, 11/15/21 - 11/15/26(a)	311,184	323,961,127
1.75%, 11/30/21 - 12/31/24(a)	197,158	202,513,819
1.88%, 11/30/21 - 08/31/24(a)	232,958	236,859,102
2.50%, 01/15/22 - 05/15/24(a)	128,300	134,278,988
1.50%, 01/31/22 - 02/15/30(a)	254,475	260,905,147
2.25%, 04/15/22 - 11/15/27(a)	285,085	301,401,680
0.13%, 07/31/22 - 12/15/23(a)	175,000	174,451,757
1.38%, 10/15/22 - 08/31/26(a)	153,000	156,258,672
7.63%, 11/15/22 - 02/15/25	3,775	4,216,504
0.25%, 04/15/23 - 09/30/25(a)	368,000	364,212,110
1.63%, 04/30/23 - 05/15/31(a)	293,350	302,676,181
2.75%, 04/30/23 - 02/15/28(a)	338,600	358,605,664
2.63%, 06/30/23 - 02/15/29(a)	83,884	90,127,409
6.25%, 08/15/23	2,050	2,308,813
2.88%, 09/30/23 - 08/15/28(a)	166,600	181,730,043
0.38%, 04/15/24 - 09/30/27(a)	328,000	321,462,578
2.38%, 08/15/24 - 05/15/29(a)	50,500	54,269,511
7.50%, 11/15/24(a)	5,000	6,172,461
6.88%, 08/15/25	8,000	10,007,188
3.00%, 09/30/25 - 10/31/25	53,000	58,032,812
6.00%, 02/15/26	7,659	9,469,057
0.75%, 03/31/26 - 05/31/26(a)	165,000	164,138,672
0.88%, 06/30/26 - 11/15/30(a)	56,000	53,981,406
6.75%, 08/15/26(a)	7,500	9,701,953
6.63%, 02/15/27(a)	3,500	4,584,590
0.50%, 04/30/27 - 08/31/27(a)	98,000	94,764,375
0.63%, 11/30/27 - 08/15/30(a)	191,500	183,132,539
3.13%, 11/15/28(a)	30,000	33,938,672
5.25%, 11/15/28 - 02/15/29	14,000	18,000,391
6.13%, 08/15/29	7,500	10,308,984
1.13%, 02/15/31(a)	77,000	74,750,156

Total U.S. Treasury Obligations — 38.0% (Cost: $6,139,082,671)		6,294,991,488

Total Long-Term Investments — 100.2% (Cost: $16,086,284,121)		16,580,996,621

	Shares

Short-Term Securities

Money Market Funds — 43.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(i)(j)(k)	7,150,136,914	7,154,426,996
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(i)(j)	100,000	100,000

		7,154,526,996

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations — 0.0%
Federal National Mortgage Association, 1.38%, 10/07/21	$2,000	$2,007,011
Freddie Mac, 1.13%, 08/12/21	3,032	3,035,778

		5,042,789

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes
2.00%, 10/31/21(a)	9,000	9,058,017
1.75%, 02/28/22	1,500	1,516,758

		10,574,775

Total Short-Term Securities — 43.3% (Cost: $7,167,040,533)		7,170,144,560

Total Investments Before TBA Sale Commitments — 143.5% (Cost: $23,253,324,654)		23,751,141,181

TBA Sale Commitments(h)

Mortgage-Backed Securities — (0.6)%
Ginnie Mae Mortgage-Backed Securities, 3.00%, 07/21/51	(1,650)	(1,721,575)
Uniform Mortgage-Backed Securities
1.50%, 07/14/51	(37,125)	(36,382,500)
2.00%, 07/14/51	(37,817)	(38,183,353)
2.50%, 07/14/51	(27,183)	(28,115,292)

Total TBA Sale Commitments — (0.6)% (Proceeds: $(104,311,871))		(104,402,720)

Total Investments, Net of TBA Sale Commitments — 142.9% (Cost: $23,149,012,783)		23,646,738,461

Liabilities in Excess of Other Assets — (42.9)%		(7,094,018,185)

Net Assets — 100.0%		$16,552,720,276

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	U.S. Total Bond Index Master Portfolio

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,188,245,250	$1,966,140,328	(a)	$—	$(330,064)	$371,482	$7,154,426,996	7,150,136,914	$3,677,847	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	—		—

					$(330,064)	$371,482	$7,154,526,996		$3,677,847		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$52,328,325	$—	$52,328,325
Corporate Bonds	—	4,446,381,192	—	4,446,381,192
Foreign Agency Obligations	—	541,190,658	—	541,190,658
Municipal Bonds	—	107,198,306	—	107,198,306
Non-Agency Mortgage-Backed Securities	—	182,766,674	—	182,766,674
Preferred Securities
Capital Trusts	—	1,782,160	—	1,782,160
U.S. Government Sponsored Agency Securities	—	4,954,357,818	—	4,954,357,818
U.S. Treasury Obligations	—	6,294,991,488	—	6,294,991,488
Short-Term Securities
Money Market Funds	7,154,526,996	—	—	7,154,526,996
U.S. Government Sponsored Agency Obligations	—	5,042,789	—	5,042,789
U.S. Treasury Obligations	—	10,574,775	—	10,574,775
Liabilities
Investments
TBA Sale Commitments	—	(104,402,720)	—	(104,402,720)

	$7,154,526,996	$16,492,211,465	$—	$23,646,738,461

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	73

Statement of Assets and Liabilities (unaudited)

June 30, 2021

U.S. Total Bond Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$16,596,614,185
Investments, at value — affiliated(c)	7,154,526,996
Cash	1,812,534
Receivables:
Investments sold	71,766,063
Securities lending income — affiliated	442,528
TBA sale commitments	104,311,871
Contributions from investors	47,525,439
Dividends — unaffiliated	106,205
Interest — unaffiliated	78,972,228
Principal paydowns	2,737

Total assets	24,056,080,786

LIABILITIES
Cash received as collateral for TBA commitments	80,000
Collateral on securities loaned, at value	5,543,434,508
TBA sale commitments, at value(d)	104,402,720
Payables:
Investments purchased	1,854,928,577
Investment advisory fees	425,258
Trustees’ fees	35,882
Other accrued expenses	53,565

Total liabilities	7,503,360,510

NET ASSETS	$16,552,720,276

NET ASSETS CONSIST OF
Investors’ capital	$16,056,637,380
Net unrealized appreciation (depreciation)	496,082,896

NET ASSETS	$16,552,720,276

(a) Investments, at cost — unaffiliated	$16,101,780,741
(b) Securities loaned, at value	$5,412,426,393
(c) Investments, at cost — affiliated	$7,151,543,913
(d) Proceeds from TBA sale commitments	$104,311,871

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

U.S. Total Bond Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$917,507
Interest — unaffiliated	140,534,061
Securities lending income — affiliated — net	2,760,340

Total investment income	144,211,908

EXPENSES
Investment advisory	3,045,805
Trustees	77,442
Professional	23,547

Total expenses	3,146,794
Less:
Fees waived and/or reimbursed by the Manager	(577,414)

Total expenses after fees waived and/or reimbursed	2,569,380

Net investment income	141,642,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,728,879
Investments — affiliated	(330,064)

1,398,815

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(381,120,674)
Investments — affiliated	371,482

(380,749,192)

Net realized and unrealized loss	(379,350,377)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(237,707,849)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$141,642,528	$287,708,873
Net realized gain	1,398,815	102,047,666
Net change in unrealized appreciation (depreciation)	(380,749,192)	472,324,698

Net increase (decrease) in net assets resulting from operations	(237,707,849)	862,081,237

CAPITAL TRANSACTIONS
Proceeds from contributions	2,785,991,389	5,253,167,273
Value of withdrawals	(784,694,358)	(2,508,761,968)

Net increase in net assets derived from capital transactions	2,001,297,031	2,744,405,305

NET ASSETS
Total increase in net assets	1,763,589,182	3,606,486,542
Beginning of period	14,789,131,094	11,182,644,552

End of period	$16,552,720,276	$14,789,131,094

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

		U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Total Return
Total return	(1.76	)%(a)	7.65%	8.72	%(b)	(0.07)%	3.40%	2.55%

Ratios to Average Net Assets(c)
Total expenses	0.04	%(d)	0.04%	0.04%		0.04%	0.04%	0.04%

Total expenses after fees waived and/or reimbursed	0.03	%(d)	0.03%	0.04%		0.03%	0.03%	0.03%

Net investment income	1.86	%(d)	2.31%	2.90%		2.74%	2.22%	2.02%

Supplemental Data
Net assets, end of period (000)	$16,552,720		$14,789,131	$11,182,645		$8,327,639	$5,047,766	$3,018,237

Portfolio turnover rate(e)(f)		90%	186%	158%		274%	345%	278%

(a) Aggregate total return.
(b) Includes payment from an affiliate, which had no impact on the Fund’s total return.
(c) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Investments in underlying funds		0.01%	0.01%	0.01%		0.01%	0.01%	0.01%

(d) Annualized.
(e) Portfolio turnover rates include TBA transactions, if any.
(f) Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019		2018	2017	2016

Portfolio turnover rate (excluding MDRs)		48%	101%	97%		162%	193%	164%

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	77

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset- backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Net Amount

Barclays Bank PLC	$104,468,077	$(104,468,077)		$—

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount

Barclays Capital, Inc.	$279,132,727	$(279,132,727)	$—
BMO Capital Markets	4,178,998	(4,178,998)	—
BNP Paribas Prime Brokerage International Ltd.	11,578,802	(11,578,802)	—
BofA Securities, Inc.	774,405,578	(774,405,578)	—
Citadel Clearing LLC	1,294,467	(1,294,467)	—
Citigroup Global Markets, Inc.	1,045,552,633	(1,045,552,633)	—
Credit Agricole Corporate & Investment Bank	252,111,446	(252,111,446)	—
Credit Suisse AG	394,526,094	(394,526,094)	—
Credit Suisse Securities (USA) LLC	19,805,174	(19,805,174)	—
Deutsche Bank Securities, Inc.	160,268,007	(160,268,007)	—
Goldman Sachs & Co.	392,034,609	(392,034,609)	—
HSBC Securities (USA), Inc.	71,067,734	(71,067,734)	—
J.P. Morgan Securities LLC	1,442,401,778	(1,442,401,778)	—
Jefferies LLC	775,625	(775,625)	—
Morgan Stanley & Co. LLC	289,432,342	(289,432,342)	—
Nomura Securities International, Inc.	6,395,638	(6,395,638)	—
Pershing LLC	543,918	(543,918)	—
RBC Capital Markets LLC	131,910,581	(131,910,581)	—
Scotia Capital (USA), Inc.	8,482,643	(8,482,643)	—
State Street Bank & Trust Company	2,265,438	(2,265,438)	—
TD Prime Services LLC	707,388	(707,388)	—
UBS Securities LLC	1,309,883	(1,309,883)	—
Wells Fargo Bank, National Association	1,969,804	(1,969,804)	—
Wells Fargo Securities LLC	15,807,009	(15,807,009)	—

	$5,412,426,393	$(5,412,426,393)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL and BFA have contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $100,989.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amounts waived were $476,425.

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Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Master Portfolio’s Independent Trustees. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $1,183,003 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

U.S. Total Bond Index Master Portfolio	$17,406,765	$—	$—

6.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term investments, were as follows:

	U.S. Government Securities		Other Securities

Master Portfolio Name	Purchases	Sales	Purchases	Sales

U.S. Total Bond Index Master Portfolio	$1,201,981,181	$265,952,883	$14,925,875,116	$13,556,723,397

For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were $6,455,804,188 and $6,458,637,550, respectively.

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Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Total Bond Index Master Portfolio	$23,258,010,379	$615,132,578	$(122,092,625)	$493,039,953

8.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

BFA uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

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Notes to Financial Statements (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares U.S. Aggregate Bond Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members whom are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

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Disclosure of Investment Advisory Agreements   (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable, throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers and the performance of the Feeder Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Feeder Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Feeder Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Feeder Fund’s above tolerance performance relative to its benchmark over the period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund

The Board, including the Independent Board Members, reviewed the Master Fund’s contractual advisory fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s actual advisory fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect

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Disclosure of Investment Advisory Agreements   (continued)

to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s contractual advisory fee rate ranked first out of four funds, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio each ranked first out of four funds relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	87

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund/Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio makes their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

88	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or MIP Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	89

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAN	State Aid Notes

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

90	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-06/21-SAR

Master Portfolio Information as of June 30, 2021	Diversified Equity Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Apple, Inc.	2%
Microsoft Corp.	2
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Amazon.com, Inc.	1
Tencent Holdings Ltd.	1
Samsung Electronics Co. Ltd.	1
Alibaba Group Holding Ltd.	1
Alphabet, Inc., Class A	1
Facebook, Inc., Class A	1
Alphabet, Inc., Class C	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	19%
Financials	12
Consumer Discretionary	12
Health Care	10
Industrials	9
Communication Services	7
Materials	4
Consumer Staples	4
Energy	4
Real Estate	3
Utilities	3
Short-Term Securities	15
Liabilities in Excess of Other Assets	(2)

(a)

For Diversified Equity Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

P O R T F O L I O I N F O R M A T I O N / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	1

Schedule of Investments (unaudited) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.	6,217	$300,219
Astronics Corp.(a)	8,651	151,479
Axon Enterprise, Inc.(a)	712	125,882
Curtiss-Wright Corp.	69	8,194
HEICO Corp., Class A	199	24,712
Hexcel Corp.(a)(b)	133	8,299
Howmet Aerospace, Inc.(a)	1,345	46,362
Lockheed Martin Corp.	3,243	1,226,989
Maxar Technologies, Inc.(b)	1,045	41,716
Mercury Systems, Inc.(a)	2,347	155,559
Moog, Inc., Class A	4,681	393,485
MTU Aero Engines AG	256	63,474
Northrop Grumman Corp.	686	249,313
PAE, Inc.(a)	23,502	209,168
Singapore Technologies Engineering Ltd.	42,400	122,342
Spirit AeroSystems Holdings, Inc., Class A	181	8,541
Teledyne Technologies, Inc.(a)	44	18,429
TransDigm Group, Inc.(a)	135	87,384
Virgin Galactic Holdings Inc.(a)	69	3,174

		3,244,721

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	9,996	936,325
Deutsche Post AG, Registered Shares	2,710	184,564
DSV Panalpina A/S	796	185,817
Echo Global Logistics, Inc.(a)	11,246	345,702
Expeditors International of Washington, Inc.	15,591	1,973,821
FedEx Corp.	2,559	763,426
Hub Group, Inc., Class A(a)	9,963	657,359
Hyundai Glovis Co. Ltd.	1,427	264,767
InPost SA(a)	4,689	94,108
Radiant Logistics, Inc.(a)(b)	6,856	47,512
SG Holdings Co. Ltd.	500	13,130
Sinotrans Ltd.	298,000	124,038
United Parcel Service, Inc., Class B	5,974	1,242,413
XPO Logistics, Inc.(a)	2,133	298,385

		7,131,367

Airlines — 0.3%
Alaska Air Group, Inc.(a)	273	16,465
American Airlines Group, Inc.(a)(b)	1,638	34,742
ANA Holdings, Inc.(a)	800	18,802
Copa Holdings SA, Class A(a)(b)	142	10,697
Delta Air Lines, Inc.(a)	21,446	927,754
Deutsche Lufthansa AG, Registered Shares(a)	758	8,524
Eva Airways Corp.	163,000	117,944
Japan Airlines Co. Ltd.(a)	1,300	28,149
JetBlue Airways Corp.(a)	618	10,370
Singapore Airlines Ltd.(a)	18,500	66,713
Southwest Airlines Co.(a)	10,020	531,962
Spirit Airlines, Inc.(a)	22,196	675,646
Spring Airlines Co. Ltd., Class A	10,200	89,704
United Airlines Holdings, Inc.(a)	859	44,917

		2,582,389

Auto Components — 0.8%
Adient PLC(a)	1,637	73,992
Aisin Corp.	400	17,151
Aptiv PLC(a)	117	18,408
Bharat Forge Ltd.(a)	24,680	253,486

Security	Shares	Value

Auto Components (continued)
BorgWarner, Inc.	32,719	$1,588,180
Bridgestone Corp.	5,200	236,352
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	5,000	174,320
Cie Generale des Etablissements Michelin SCA	137	21,865
Continental AG, Class A(a)	689	101,367
Cooper-Standard Holdings, Inc.(a)	2,943	85,347
Dana, Inc.	20,272	481,663
Denso Corp.	1,500	102,287
Faurecia SE	327	16,075
Fox Factory Holding Corp.(a)	2,845	442,853
Gentex Corp.	571	18,894
Gentherm, Inc.(a)	3,604	256,064
Goodyear Tire & Rubber Co.(a)	41,370	709,496
Hankook Tire & Technology Co. Ltd.	2,580	118,381
Hanon Systems	12,057	177,133
Hyundai Mobis Co. Ltd.	2,293	594,646
Koito Manufacturing Co. Ltd.	400	24,889
LCI Industries	4,341	570,494
Mando Corp.(a)	1,005	59,421
Modine Manufacturing Co.(a)	1,761	29,215
Motherson Sumi Systems Ltd.(a)	22,372	73,004
Ningbo Tuopu Group Co. Ltd., Class A	16,600	95,824
Patrick Industries, Inc.	2,450	178,850
Stanley Electric Co. Ltd.	1,100	31,780
Sumitomo Electric Industries Ltd.	3,200	47,264
Toyota Industries Corp.	1,700	147,008
Valeo SA	649	19,576
XPEL Inc.(a)(b)	448	37,574

		6,802,859

Automobiles — 1.2%
BAIC Motor Corp. Ltd., Class H(c)	312,500	116,273
Bayerische Motoren Werke AG	383	40,604
BYD Co. Ltd., Class H	20,500	615,334
Daimler AG, Registered Shares	1,464	130,821
Ferrari NV	129	26,632
Fisker, Inc.(a)	4,443	85,661
Ford Motor Co.(a)	2,676	39,765
Geely Automobile Holdings Ltd.	112,000	351,765
General Motors Co.(a)	921	54,496
Great Wall Motor Co. Ltd., Class H	109,000	351,256
Guangzhou Automobile Group Co. Ltd., Class H	138,000	123,863
Harley-Davidson, Inc.	317	14,525
Honda Motor Co. Ltd.	6,300	202,628
Hyundai Motor Co.	2,794	594,510
Kia Corp.	5,487	437,274
Li Auto, Inc., ADR(a)	8,821	308,206
Mazda Motor Corp.(a)	1,400	13,208
NIO, Inc., ADR(a)	25,353	1,348,780
Nissan Motor Co. Ltd.(a)	12,100	60,278
Stellantis NV	3,609	71,001
Subaru Corp.	8,700	172,429
Suzuki Motor Corp.	500	21,190
Tata Motors Ltd.(a)	36,747	168,541
Tesla, Inc.(a)	6,010	4,084,997
Thor Industries, Inc.(b)	114	12,882
Toyota Motor Corp.	5,400	472,036
TVS Motor Co. Ltd.	19,226	160,769
Volkswagen AG	186	61,132

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Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Winnebago Industries, Inc.	2,409	$163,716
Workhorse Group, Inc.(a)	2,800	46,452
XPeng, Inc., ADR(a)	7,855	348,919

		10,699,943

Banks — 5.7%
1st Constitution Bancorp	906	18,745
ABN AMRO Bank NV(a)(c)	1,967	23,835
Abu Dhabi Commercial Bank PJSC	60,531	113,213
ACNB Corp.	1,896	52,917
Al Rajhi Bank	55,236	1,635,736
Alpha Bank AE(a)	65,429	83,738
Amerant Bancorp, Inc.(a)	4,962	106,088
Associated Banc-Corp.	141	2,888
Australia & New Zealand Banking Group Ltd.	7,792	164,473
Axis Bank Ltd.(a)	61,899	624,757
Banco Bilbao Vizcaya Argentaria SA	17,295	107,281
Banco Bradesco SA, ADR	45,270	232,235
Banco do Brasil SA	70,335	454,354
Banco Santander Brasil SA	8,200	66,770
Banco Santander Chile, ADR	11,420	226,915
Banco Santander SA	46,850	179,204
Bancolombia SA, ADR	7,229	208,195
Bancorp, Inc.(a)	2,824	64,980
BancorpSouth Bank	11,821	334,889
Bandhan Bank Ltd.(a)(c)	15,785	70,287
Bank AlBilad(a)	24,060	235,583
Bank Central Asia Tbk PT	480,100	998,466
Bank Mandiri Persero Tbk PT	661,300	269,609
Bank of America Corp.	27,799	1,146,153
Bank of Hawaii Corp.	3,069	258,471
Bank OZK	216	9,107
Bank Polska Kasa Opieki SA(a)	18,798	458,731
Bank Rakyat Indonesia Persero Tbk PT	1,119,000	304,251
Bank7 Corp.	367	6,331
BankFinancial Corp.	17,509	200,303
Banque Cantonale Vaudoise, Registered Shares	602	54,095
Barclays PLC	46,208	109,655
Baycom Corp.(a)	3,586	64,369
BDO Unibank, Inc.	148,270	343,832
BNP Paribas SA	2,892	181,501
BOC Hong Kong Holdings Ltd.	11,500	38,977
BOK Financial Corp.	19	1,645
Boubyan Bank KSCP(a)	32,550	79,079
CaixaBank SA	11,014	33,909
Capital City Bank Group, Inc.	18,570	478,920
Capitec Bank Holdings Ltd.	597	70,374
Carter Bankshares, Inc.(a)	6,842	85,593
Central Pacific Financial Corp.	17,812	464,181
China Construction Bank Corp., Class H	1,004,000	787,842
China Merchants Bank Co. Ltd., Class H	78,000	664,419
CIMB Group Holdings Bhd	452,000	502,270
CIT Group, Inc.	6,526	336,676
Citigroup, Inc.	24,020	1,699,415
Citizens Financial Group, Inc.	2,600	119,262
Civista Bancshares, Inc.	3,300	72,930
CNB Financial Corp.	1,797	41,008
Colony Bankcorp, Inc.(b)	812	14,502
Comerica, Inc.	338	24,113
Commerce Bancshares, Inc.	240	17,894
Commerzbank AG(a)	2,820	20,027

Security	Shares	Value

Banks (continued)
Commonwealth Bank of Australia	4,684	$350,750
Community Trust Bancorp, Inc.	2,983	120,454
Concordia Financial Group Ltd.	2,800	10,289
Credit Agricole SA	4,229	59,289
CTBC Financial Holding Co. Ltd.	241,000	196,254
Cullen/Frost Bankers, Inc.	111	12,432
CVB Financial Corp.	5,062	104,227
Danske Bank A/S	2,641	46,510
DBS Group Holdings Ltd.	4,500	100,113
DCB Bank Ltd.(a)	69,321	96,708
Dubai Islamic Bank PJSC	65,042	85,410
East West Bancorp, Inc.	349	25,020
Eastern Bankshares, Inc.	1,738	35,751
Enterprise Bancorp, Inc.	1,713	56,101
Equity Bancshares, Inc., Class A(a)	2,289	69,792
Erste Group Bank AG	768	28,233
Farmers National Banc Corp.	4,534	70,322
Federal Bank Ltd.(a)	124,147	145,813
Fifth Third Bancorp	3,268	124,936
First Abu Dhabi Bank PJSC	63,410	288,294
First BanCorp, Puerto Rico	14,434	172,053
First Bank/Hamilton	5,631	76,244
First Busey Corp.	1,610	39,703
First Business Financial Services, Inc.	1,667	45,126
First Citizens BancShares, Inc., Class A(b)	11	9,160
First Commonwealth Financial Corp.	6,808	95,789
First Financial Northwest, Inc.	20,962	317,574
First Hawaiian, Inc.	150	4,251
First Horizon Corp.	1,306	22,568
First Interstate Bancsystem, Inc., Class A	23,333	976,019
First Northwest Bancorp	2,493	43,752
First Republic Bank	887	166,020
First Savings Financial Group, Inc.	541	39,580
First Western Financial, Inc.(a)	1,252	32,414
FNB Corp.	439	5,413
Fulton Financial Corp.	35,135	554,430
Glacier Bancorp, Inc.	10,490	577,789
Grupo Financiero Banorte SAB de CV, Class O	85,605	552,950
Gulf Bank KSCP	134,810	113,199
Hancock Whitney Corp.	7,519	334,144
Hang Seng Bank Ltd.(b)	2,200	43,885
Hanmi Financial Corp.	2,110	40,217
HBT Financial, Inc.	10,214	177,826
HDFC Bank Ltd.	31,319	632,576
HDFC Bank Ltd., ADR(a)	3,859	282,170
Heartland Financial USA, Inc.	15,919	748,034
Heritage Commerce Corp.	10,954	121,918
Howard Bancorp, Inc.(a)	5,504	88,780
HSBC Holdings PLC	55,059	317,773
Huntington Bancshares, Inc.(b)	6,914	98,663
ICICI Bank Ltd.(a)	98,298	836,853
ICICI Bank Ltd., ADR(a)(b)	9,323	159,423
Independent Bank Corp.	4,561	99,019
IndusInd Bank Ltd.(a)	10,169	139,451
Industrial Bank Co. Ltd., Class A	205,176	651,639
ING Groep NV	10,367	137,615
Intesa Sanpaolo SpA	40,641	112,427
Investar Holding Corp.(b)	3,275	74,965
Investors Bancorp, Inc.	52,044	742,147
Itau Unibanco Holding SA, ADR	21,604	129,840
Japan Post Bank Co. Ltd.	7,200	60,555

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	19,036	$2,960,859
Kasikornbank PCL, NVDR	67,700	249,874
KB Financial Group, Inc.	8,845	438,977
KBC Group NV	798	60,928
KeyCorp	5,926	122,372
Kotak Mahindra Bank Ltd.(a)	21,039	483,603
Level One Bancorp, Inc.	4,813	131,395
M&T Bank Corp.	808	117,410
Macatawa Bank Corp.	505	4,419
Malayan Banking Bhd	355,400	694,278
Mercantile Bank Corp.	4,177	126,145
Meridian Corp.(b)	2,598	68,197
Mid Penn Bancorp, Inc.	5,582	153,226
Midland States Bancorp, Inc.	19,969	524,586
MidWestOne Financial Group, Inc.	2,438	70,141
Mitsubishi UFJ Financial Group, Inc.	39,300	211,680
Mizuho Financial Group, Inc.	9,420	135,012
Moneta Money Bank A/S(a)(c)	44,275	168,094
National Australia Bank Ltd.	9,470	186,169
National Bank of Kuwait SAKP	283,816	799,734
Natwest Group PLC	13,215	37,191
Nedbank Group Ltd.(a)	17,667	211,350
Nordea Bank Abp	10,332	115,056
Northrim BanCorp, Inc.	5,466	233,671
Oak Valley Bancorp	1,056	19,188
OceanFirst Financial Corp.	17,175	357,927
Old Second Bancorp, Inc.	1,472	18,253
Oversea-Chinese Banking Corp. Ltd.	8,400	74,859
PacWest Bancorp	186	7,656
PCB Bancorp	2,675	43,067
Peapack Gladstone Financial Corp.	7,191	223,424
People’s United Financial, Inc.	931	15,957
Ping An Bank Co. Ltd., Class A	97,900	342,304
Pinnacle Financial Partners, Inc.(b)	1,601	141,352
Popular, Inc.	162	12,158
Postal Savings Bank of China Co. Ltd., Class A	254,800	197,835
Powszechna Kasa Oszczednosci Bank Polski SA(a)	34,659	343,871
Prosperity Bancshares, Inc.	187	13,427
Public Bank Bhd	677,400	670,628
Raiffeisen Bank International AG	1,144	25,967
RBL Bank Ltd.(a)(c)	32,827	93,224
Regions Financial Corp.	5,330	107,559
Republic Bancorp, Inc., Class A	6,379	294,263
Republic First Bancorp, Inc.(a)	107,609	429,360
Resona Holdings, Inc.	9,100	35,086
RHB Bank Bhd	194,800	253,475
Riyad Bank	23,246	164,245
Salisbury Bancorp, Inc.	1,845	93,726
Sandy Spring Bancorp, Inc.	5,423	239,317
Saudi National Bank	68,484	1,051,746
Sberbank of Russia PJSC, ADR	28,677	476,525
Shanghai Pudong Development Bank Co. Ltd., Class A	93,400	144,317
Shinhan Financial Group Co. Ltd.	12,845	463,762
Shinhan Financial Group Co. Ltd., ADR(a)	1,707	61,196
Sierra Bancorp	10,306	262,288
Signature Bank	1,887	463,542
Silvergate Capital Corp., Class A(a)	601	68,105
Skandinaviska Enskilda Banken AB, Class A	6,689	86,463
SmartFinancial, Inc.	6,127	147,109
Societe Generale SA	2,495	73,806

Security	Shares	Value

Banks (continued)
South Plains Financial, Inc.	4,265	$98,649
South State Corp.	2,661	217,563
Standard Bank Group Ltd.	67,194	600,083
Standard Chartered PLC	7,538	48,106
Sterling Bancorp	298	7,387
Sumitomo Mitsui Financial Group, Inc.	5,100	175,807
Sumitomo Mitsui Trust Holdings, Inc.	1,100	35,090
SVB Financial Group(a)	236	131,317
Svenska Handelsbanken AB, A Shares	6,214	70,143
Swedbank AB, A Shares	2,954	54,994
Synovus Financial Corp.	307	13,471
Texas Capital Bancshares, Inc.(a)	7,514	477,064
Trico Bancshares	3,642	155,076
TriState Capital Holdings, Inc.(a)	10,619	216,521
Truist Financial Corp.	15,112	838,716
Turkiye Garanti Bankasi A/S	116,168	110,918
U.S. Bancorp	6,314	359,709
Umpqua Holdings Corp.	275	5,074
UniCredit SpA	5,146	60,840
United Community Banks, Inc.	6,180	197,822
United Overseas Bank Ltd.	2,900	55,846
Univest Financial Corp.	3,000	79,110
Washington Trust Bancorp, Inc.	1,672	85,857
Webster Financial Corp.	159	8,481
Wells Fargo & Co.	29,964	1,357,070
WesBanco, Inc.	15,693	559,142
Western Alliance Bancorp	232	21,541
Westpac Banking Corp.	10,007	193,653
Wintrust Financial Corp.	1,392	105,277
Woori Financial Group, Inc.	13,378	136,199
Zions Bancorp NA	382	20,193

		49,183,718

Beverages — 0.7%
Ambev SA	118,240	405,798
Anadolu Efes Biracilik Ve Malt Sanayii	29,365	75,076
Anheuser-Busch InBev SA/NV	1,139	82,109
Arca Continental SAB de CV	78,187	453,496
Brown-Forman Corp., Class A	138	9,729
China Resources Beer Holdings Co. Ltd.	12,000	107,801
Coca-Cola Co.	10,151	549,271
Coca-Cola European Partners PLC	345	20,465
Coca-Cola Femsa SAB de CV	41,882	221,596
Coca-Cola Femsa SAB de CV, ADR	7,043	372,786
Diageo PLC	5,211	249,755
Fomento Economico Mexicano SAB de CV	45,844	386,664
Fomento Economico Mexicano SAB de CV, ADR	4,040	341,420
Molson Coors Beverage Co., Class B(a)	1,625	87,246
National Beverage Corp.	425	20,073
PepsiCo, Inc.	12,562	1,861,311
Primo Water Corp.(b)	9,879	165,276
Tsingtao Brewery Co. Ltd., Class A	5,500	98,263
Tsingtao Brewery Co. Ltd., Class H	24,000	258,100

		5,766,235

Biotechnology — 3.0%
3SBio, Inc.(a)(c)	245,000	302,966
4D Molecular Therapeutics, Inc.(a)	828	19,938
89bio, Inc.(a)(b)	1,320	24,684
AbbVie, Inc.	12,007	1,352,468
Abeona Therapeutics, Inc.(a)	12,073	18,834
ACADIA Pharmaceuticals, Inc.(a)	8,323	202,998

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Acceleron Pharma, Inc.(a)	165	$20,706
Adamas Pharmaceuticals, Inc.(a)	4,406	23,264
ADMA Biologics, Inc.(a)	46,792	74,867
Adverum Biotechnologies, Inc.(a)	6,809	23,832
Affimed NV(a)	11,343	96,416
Agenus, Inc.(a)(b)	25,601	140,549
Agios Pharmaceuticals, Inc.(a)(b)	55	3,031
Akebia Therapeutics, Inc.(a)(b)	6,237	23,638
Akero Therapeutics, Inc.(a)	1,434	35,578
Akeso, Inc.(a)(c)	13,000	104,845
Akouos, Inc.(a)	1,837	23,054
Alder Biopharmaceuticals, Inc.(d)	3,943	3,470
Alector, Inc.(a)(b)	4,653	96,922
Alexion Pharmaceuticals, Inc.(a)	1,324	243,232
Alkermes PLC(a)	508	12,456
Allakos, Inc.(a)	1,869	159,557
Allogene Therapeutics, Inc.(a)	9,843	256,705
Alnylam Pharmaceuticals, Inc.(a)	232	39,329
Alphamab Oncology(a)(c)	25,000	79,971
Amgen, Inc.	3,382	824,363
Amicus Therapeutics, Inc.(a)	15,937	153,633
Anavex Life Sciences Corp.(a)	2,179	49,812
Apellis Pharmaceuticals, Inc.(a)	2,451	154,903
Applied Therapeutics, Inc.(a)(b)	1,218	25,310
Aprea Therapeutics, Inc.(a)	5,798	28,294
Aptinyx, Inc.(a)	12,794	36,207
AquaBounty Technologies, Inc.(a)	3	16
Arcus Biosciences, Inc.(a)	2,616	71,835
Arcutis Biotherapeutics, Inc.(a)	3,039	82,934
Arena Pharmaceuticals, Inc.(a)	5,051	344,478
Argenx SE(a)	85	25,646
Arrowhead Pharmaceuticals, Inc.(a)	3,135	259,641
Assembly Biosciences, Inc.(a)	24,276	94,191
Atara Biotherapeutics, Inc.(a)	11,046	171,765
Athenex, Inc.(a)	8,143	37,621
Athersys, Inc.(a)(b)	36,649	52,775
Atossa Therapeutics, Inc.(a)(b)	14,543	91,912
Atreca, Inc., Class A(a)	3,375	28,755
Avidity Biosciences, Inc.(a)	3,497	86,411
Avrobio, Inc.(a)	3,970	35,293
Beam Therapeutics, Inc.(a)	360	46,336
BeiGene Ltd., ADR(a)	1,047	359,320
Beyondspring, Inc.(a)(b)	7,893	82,403
BioCryst Pharmaceuticals, Inc.(a)	11,687	184,771
Biogen, Inc.(a)	367	127,081
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,668	161,929
BioMarin Pharmaceutical, Inc.(a)	4,785	399,260
Bioxcel Therapeutics, Inc.(a)	880	25,573
Black Diamond Therapeutics, Inc.(a)	2,812	34,278
Bluebird Bio, Inc.(a)	47	1,503
Blueprint Medicines Corp.(a)(b)	2,271	199,757
Bolt Biotherapeutics, Inc.(a)	1,792	27,704
Bridgebio Pharma, Inc.(a)(b)	7,140	435,254
Brooklyn ImmunoTherapeutics, Inc.(a)(b)	3,526	63,503
C4 Therapeutics, Inc.(a)(b)	3,938	149,014
Cabaletta Bio Inc.(a)(b)	4,042	34,761
CareDx, Inc.(a)	2,068	189,263
Catabasis Pharmaceuticals, Inc.(a)	12,117	25,567
Catalyst Biosciences, Inc.(a)	6,436	27,868
Celltrion, Inc.(a)	559	133,229
Centogene NV(a)	910	9,500

Security	Shares	Value

Biotechnology (continued)
ChemoCentryx, Inc.(a)	3,917	$52,449
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,700	135,475
Cidara Therapeutics, Inc.(a)	14,886	30,070
Clovis Oncology, Inc.(a)(b)	15,342	88,984
Coherus Biosciences, Inc.(a)(b)	9,023	124,788
Constellation Pharmaceuticals, Inc.(a)	1,243	42,013
Corbus Pharmaceuticals Holdings, Inc.(a)	12,901	23,609
Crinetics Pharmaceuticals, Inc.(a)	4,021	75,796
CSL Ltd.	1,138	243,382
Cue Biopharma, Inc.(a)	1,777	20,702
Cullinan Oncology, Inc.(a)	1,319	33,964
Deciphera Pharmaceuticals, Inc.(a)	5,906	216,219
Denali Therapeutics, Inc.(a)	5,718	448,520
DermTech, Inc.(a)	486	20,203
Dynavax Technologies Corp.(a)(b)	10,057	99,061
Editas Medicine, Inc.(a)	5,449	308,631
Emergent Biosolutions, Inc.(a)	1,962	123,586
Enanta Pharmaceuticals, Inc.(a)	2,528	111,257
Epizyme, Inc.(a)	6,913	57,447
Esperion Therapeutics, Inc.(a)(b)	2,961	62,625
Evelo Biosciences, Inc.(a)	2,385	32,770
Exact Sciences Corp.(a)	307	38,163
Exelixis, Inc.(a)	1,972	35,930
Exicure, Inc.(a)	5,365	8,048
Fate Therapeutics, Inc.(a)	3,970	344,556
Fennec Pharmaceuticals, Inc.(a)	1,750	12,758
FibroGen, Inc.(a)(b)	5,333	142,018
Flexion Therapeutics, Inc.(a)	5,960	49,051
Foghorn Therapeutics, Inc.(a)	2,487	26,536
Forma Therapeutics Holdings, Inc.(a)(b)	1,397	34,771
Forte Biosciences, Inc.(a)(b)	1,659	55,776
G1 Therapeutics, Inc.(a)(b)	3,123	68,519
Galera Therapeutics, Inc.(a)	4,076	40,067
Genmab A/S(a)	134	54,905
Gilead Sciences, Inc.	35,025	2,411,821
Global Blood Therapeutics, Inc.(a)	39	1,366
GlycoMimetics, Inc.(a)	5,325	12,354
Gossamer Bio, Inc.(a)	5,538	44,969
Grifols SA	444	12,040
Gritstone bio, Inc.(a)	4,395	40,126
Halozyme Therapeutics, Inc.(a)	8,086	367,185
Heron Therapeutics, Inc.(a)	15,129	234,802
Homology Medicines, Inc.(a)(b)	3,065	22,283
Horizon Therapeutics PLC(a)	263	24,627
Hualan Biological Engineering, Inc., Class A	10,000	56,663
Humanigen, Inc.(a)	3,112	54,087
ImmunityBio, Inc.(a)(b)	1,269	18,121
ImmunoGen, Inc.(a)	3,634	23,948
Incyte Corp.(a)	148	12,451
Infinity Pharmaceuticals Inc.(a)	6,021	18,003
Innovent Biologics, Inc.(a)(c)	23,000	268,292
Inovio Pharmaceuticals, Inc.(a)(b)	19,148	177,502
Inozyme Pharma, Inc.(a)	892	15,200
Insmed, Inc.(a)	10,415	296,411
Intellia Therapeutics, Inc.(a)(b)	2,427	392,956
Invitae Corp.(a)(b)	14,168	477,887
Ionis Pharmaceuticals, Inc.(a)	421	16,794
Iovance Biotherapeutics, Inc.(a)	281	7,312
iTeos Therapeutics, Inc.(a)	1,216	31,190
Jounce Therapeutics, Inc.(a)	3,154	21,447
Kadmon Holdings, Inc.(a)	14,737	57,032

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Karyopharm Therapeutics, Inc.(a)(b)	40,549	$418,466
Kindred Biosciences, Inc.(a)	3,022	27,712
Kiniksa Pharmaceuticals Ltd., Class A(a)	6,218	86,617
Kinnate Biopharma, Inc.(a)(b)	1,196	27,843
Kodiak Sciences, Inc.(a)(b)	1,212	112,716
Kronos Bio, Inc.(a)	996	23,854
Kura Oncology, Inc.(a)	2,280	47,538
LogicBio Therapeutics, Inc.(a)(b)	2,154	9,564
MacroGenics, Inc.(a)	4,546	122,106
Madrigal Pharmaceuticals, Inc.(a)	608	59,225
MannKind Corp.(a)(b)	26,480	144,316
Mirati Therapeutics, Inc.(a)	2,256	364,412
Mirum Pharmaceuticals, Inc.(a)	1,941	33,560
Moderna, Inc.(a)	635	149,212
Molecular Templates, Inc.(a)	1,349	10,549
Mustang Bio, Inc.(a)	5,399	17,925
Myriad Genetics, Inc.(a)(b)	8,216	251,245
Natera, Inc.(a)	3,259	369,994
NextCure, Inc.(a)	6,872	55,182
Nkarta, Inc.(a)	800	25,352
Novavax, Inc.(a)	551	116,983
Nymox Pharmaceutical Corp.(a)(b)	5,685	8,982
Ocugen, Inc.(a)(b)	14,115	113,343
Olema Pharmaceuticals, Inc.(a)(b)	637	17,823
Oncorus, Inc.(a)(b)	2,121	29,270
Oncternal Therapeutics, Inc.(a)(b)	4,499	21,370
OPKO Health, Inc.(a)(b)	41,479	167,990
Organogenesis Holdings, Inc.(a)	2,758	45,838
ORIC Pharmaceuticals, Inc.(a)(b)	1,641	29,029
Oyster Point Pharma, Inc.(a)(b)	3,332	57,277
Passage Bio, Inc.(a)(b)	6,160	81,558
Pieris Pharmaceuticals, Inc.(a)	6,677	25,573
PMV Pharmaceuticals, Inc.(a)	1,191	40,685
Poseida Therapeutics, Inc.(a)	5,208	52,184
Precigen, Inc.(a)	4,316	28,140
Precision BioSciences, Inc.(a)(b)	4,716	59,044
Prevail Therapeutics, Inc.	1,105	553
Prothena Corp. PLC(a)	1,478	75,984
PTC Therapeutics, Inc.(a)	6,655	281,307
Puma Biotechnology, Inc.(a)(b)	4,800	44,064
Regeneron Pharmaceuticals, Inc.(a)	216	120,645
REGENXBIO, Inc.(a)	1,445	56,138
Relay Therapeutics, Inc.(a)	5,462	199,855
Revolution Medicines, Inc.(a)	1,360	43,166
Rigel Pharmaceuticals, Inc.(a)(b)	21,910	95,089
Rocket Pharmaceuticals, Inc.(a)	1,733	76,755
Sage Therapeutics, Inc.(a)(b)	67	3,806
Sangamo Therapeutics, Inc.(a)	6,559	78,511
Sarepta Therapeutics, Inc.(a)	243	18,891
Seagen, Inc.(a)	220	34,734
Seres Therapeutics, Inc.(a)(b)	4,888	116,579
Shanghai Junshi Biosciences Co Ltd, Class H(a)(b)(c)	18,600	154,640
Sigilon Therapeutics, Inc.(a)	2,256	24,207
Solid Biosciences, Inc.(a)	6,152	22,516
Sorrento Therapeutics, Inc.(a)(b)	20,939	202,899
Spectrum Pharmaceuticals, Inc.(a)	38,378	143,918
SpringWorks Therapeutics, Inc.(a)	1,222	100,705
SQZ Biotechnologies Co.(a)	1,471	21,256
Stoke Therapeutics, Inc.(a)	966	32,516
Sutro Biopharma, Inc.(a)	4,252	79,045

Security	Shares	Value

Biotechnology (continued)
Taysha Gene Therapies, Inc.(a)(b)	1,892	$40,110
TG Therapeutics, Inc.(a)(b)	7,284	282,546
Tonix Pharmaceuticals Holding Corp.(a)	62,405	69,270
Travere Therapeutics, Inc.(a)	2,950	43,041
Trillium Therapeutics, Inc.(a)	2,936	28,479
Turning Point Therapeutics, Inc.(a)(b)	2,553	199,185
Twist Bioscience Corp.(a)(b)	3,361	447,853
Tyme Technologies, Inc.(a)	16,692	21,032
Ultragenyx Pharmaceutical, Inc.(a)	4,030	384,261
United Therapeutics Corp.(a)	138	24,759
UNITY Biotechnology, Inc.(a)	5,174	24,007
UroGen Pharma Ltd.(a)	1,960	29,929
Veracyte, Inc.(a)	8,378	334,952
Vericel Corp.(a)(b)	2,088	109,620
Vertex Pharmaceuticals, Inc.(a)	4,281	863,178
Verve Therapeutics, Inc.(a)	5,321	320,590
Vincerx Pharma, Inc.(a)	1,674	21,745
Vir Biotechnology, Inc.(a)	4,451	210,443
Y-mAbs Therapeutics, Inc.(a)(b)	3,191	107,856
Yumanity Therapeutics, Inc.(a)	2,431	28,321
Zentalis Pharmaceuticals, Inc.(a)	2,041	108,581

		26,116,511

Building Products — 0.9%
Advanced Drainage Systems, Inc.	3,587	418,136
Allegion PLC	5,068	705,972
Armstrong World Industries, Inc.	73	7,830
Assa Abloy AB, Class B	2,445	73,712
Astral Ltd.	1,888	50,607
AZEK Co., Inc.(a)	139	5,902
Beijing New Building Materials PLC, Class A	8,700	52,784
Builders FirstSource, Inc.(a)	22,640	965,822
Carrier Global Corp.	22,909	1,113,377
Cie de Saint-Gobain	1,381	91,140
Cornerstone Building Brands, Inc.(a)	7,798	141,768
Daikin Industries Ltd.	1,000	186,350
Fortune Brands Home & Security, Inc.	177	17,631
Geberit AG, Registered Shares	176	132,206
Gibraltar Industries, Inc.(a)	1,065	81,270
Griffon Corp.	6,424	164,647
JELD-WEN Holding, Inc.(a)	12,763	335,156
Johnson Controls International PLC	4,020	275,893
Kingspan Group PLC	571	53,967
Lennox International, Inc.	309	108,397
LG Hausys Ltd.	950	82,842
Masco Corp.	1,358	80,000
Nibe Industrier AB, B Shares	772	8,135
Owens Corning	2,850	279,015
Resideo Technologies, Inc.(a)	10,923	327,690
Trane Technologies PLC	9,769	1,798,864
Trex Co., Inc.(a)(b)	2,839	290,174
UFP Industries, Inc.(b)	1,747	129,872
Zhejiang Weixing New Building Materials Co. Ltd., Class A	63,826	203,974
Zhuzhou Kibing Group Co. Ltd., Class A	27,600	79,171

		8,262,304

Capital Markets — 2.0%
3i Group PLC	2,475	40,166
Affiliated Managers Group, Inc.	95	14,650
Ameriprise Financial, Inc.	733	182,429
Amundi SA(c)	245	21,609

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Apollo Global Management, Inc.	605	$37,631
Ares Management Corp., Class A	300	19,077
Artisan Partners Asset Management, Inc., Class A(b)	8,335	423,585
Assetmark Financial Holdings, Inc.(a)	12,566	314,904
ASX Ltd.	394	22,968
B. Riley Financial, Inc.	1,066	80,483
B3 SA - Brasil Bolsa Balcao	127,986	432,813
Bank of New York Mellon Corp.	8,677	444,523
BGC Partners, Inc., Class A	8,996	51,007
Blackstone Group, Inc.	55	5,343
Carlyle Group, Inc.	220	10,226
Cboe Global Markets, Inc.	360	42,858
Charles Schwab Corp.	19,944	1,452,123
CME Group, Inc.	5,000	1,063,400
Cohen & Steers, Inc.	5,027	412,666
Cowen, Inc., Class A	5,539	227,376
Credit Suisse Group AG, Registered Shares	8,506	89,040
Daiwa Securities Group, Inc.	4,000	21,974
Deutsche Bank AG, Registered Shares(a)	5,181	67,548
Deutsche Boerse AG	587	102,459
Donnelley Financial Solutions, Inc.(a)	7,289	240,537
East Money Information Co. Ltd., Class A	62,720	317,252
EQT AB	605	21,977
Evercore, Inc., Class A	70	9,854
FactSet Research Systems, Inc.	147	49,335
Franklin Resources, Inc.(b)	814	26,040
Futu Holdings Ltd., ADR(a)	124	22,207
Goldman Sachs Group, Inc.	1,037	393,573
Guotai Junan Securities Co. Ltd., Class A	198,600	525,983
Hamilton Lane, Inc., Class A	6,291	573,236
Hargreaves Lansdown PLC	965	21,234
Hong Kong Exchanges & Clearing Ltd.	2,800	166,683
Houlihan Lokey, Inc.	9,676	791,400
Huatai Securities Co. Ltd., Class A	69,200	168,901
Interactive Brokers Group, Inc., Class A	794	52,190
Intercontinental Exchange, Inc.	2,315	274,790
Invesco Ltd.	6,710	179,358
Investec Ltd.	50,373	192,459
Japan Exchange Group, Inc.	1,400	31,186
Jefferies Financial Group, Inc.	659	22,538
Julius Baer Group Ltd.	733	47,875
KKR & Co., Inc.	1,744	103,315
Lazard Ltd., Class A	308	13,937
London Stock Exchange Group PLC	801	88,519
LPL Financial Holdings, Inc.	196	26,456
Macquarie Group Ltd.	972	113,881
Magellan Financial Group Ltd.	268	10,824
MarketAxess Holdings, Inc.	111	51,458
Moody’s Corp.	1,740	630,524
Morgan Stanley	30,519	2,798,287
Morningstar, Inc.	37	9,513
MSCI, Inc.	264	140,733
Nasdaq, Inc.	356	62,585
Natixis SA	2,758	13,103
Nomura Holdings, Inc.	9,100	46,314
Northern Trust Corp.	640	73,997
Partners Group Holding AG	62	93,989
Raymond James Financial, Inc.	304	39,490
S&P Global, Inc.	1,079	442,875
SBI Holdings, Inc.	400	9,448

Security	Shares	Value

Capital Markets (continued)
Schroders PLC	232	$11,283
Sculptor Capital Management, Inc.	2,951	72,565
SEI Investments Co.	432	26,771
Silvercrest Asset Management Group, Inc., Class A	2,743	41,255
St James’s Place PLC	637	13,025
Standard Life Aberdeen PLC	4,951	18,574
State Street Corp.	1,161	95,527
Stifel Financial Corp.	33,627	2,181,047
T. Rowe Price Group, Inc.	712	140,955
Tradeweb Markets, Inc., Class A	214	18,096
UBS Group AG, Registered Shares	12,106	185,430
Virtus Investment Partners, Inc.	862	239,438
Westwood Holdings Group, Inc.	2,376	51,702
XP, Inc., Class A(a)	1,913	83,311

		17,657,693

Chemicals — 1.8%
Air Liquide SA	1,659	290,906
Air Products & Chemicals, Inc.	445	128,018
Akzo Nobel NV	245	30,336
Amyris, Inc.(a)(b)	10,187	166,761
Asahi Kasei Corp.	1,400	15,388
Ashland Global Holdings, Inc.	89	7,787
Asian Paints Ltd.	24,085	970,987
Avient Corp.	16,536	812,910
Axalta Coating Systems Ltd.(a)	642	19,575
Balchem Corp.	2,678	351,514
BASF SE	3,777	298,155
Cabot Corp.	47	2,676
Chemours Co.	295	10,266
Chr Hansen Holding A/S	645	58,213
Corteva, Inc.	652	28,916
Covestro AG(c)	698	45,132
Dow, Inc.	2,119	134,090
DuPont de Nemours, Inc.	1,428	110,541
Ecolab, Inc.	3,873	797,722
Element Solutions, Inc.	342	7,996
EMS-Chemie Holding AG, Registered Shares	10	9,829
Formosa Plastics Corp.	198,000	731,689
Givaudan SA, Registered Shares	51	237,416
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,500	57,593
Hawkins, Inc.	8,358	273,724
HB Fuller Co.	5,973	379,943
Huafon Chemical Co. Ltd., Class A	81,800	179,425
Huntsman Corp.	371	9,839
Innospec, Inc.	4,486	406,476
International Flavors & Fragrances, Inc.	1,098	164,041
Koninklijke DSM NV	693	129,545
Kronos Worldwide, Inc.	10,387	148,742
LG Chem Ltd.	1,657	1,251,184
Linde PLC(a)	1,716	496,096
Livent Corp.(a)(b)	7,690	148,878
Lotte Chemical Corp.	1,116	260,077
LyondellBasell Industries NV, Class A	650	66,865
Nan Ya Plastics Corp.	225,000	671,227
NewMarket Corp.	3	966
Nippon Paint Holdings Co. Ltd.	2,000	27,056
Nippon Sanso Holdings Corp.	1,600	32,845
Novozymes A/S, B Shares	670	50,551
Orica Ltd.	1,508	14,998

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PhosAgro PJSC, GDR, Registered Shares	12,996	$263,039
PPG Industries, Inc.	8,982	1,524,874
Rallis India Ltd.	18,104	79,248
Saudi Basic Industries Corp.	39,094	1,270,940
Scotts Miracle-Gro Co.(b)	97	18,616
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,100	191,980
Shenzhen Capchem Technology Co. Ltd., Class A	9,500	146,837
Sherwin-Williams Co.	542	147,668
Shin-Etsu Chemical Co. Ltd.	1,300	217,439
Sika AG, Registered Shares	501	164,146
Sinoma Science & Technology Co. Ltd., Class A	43,500	175,849
Solvay SA	403	51,295
Stepan Co.	2,404	289,129
Tongkun Group Co. Ltd.	36,300	135,196
Trinseo SA	4,510	269,878
TSRC Corp.	111,000	143,106
Umicore SA	594	36,340
UPL Ltd.	30,463	325,509
Valvoline, Inc.	330	10,712
Westlake Chemical Corp.	27	2,432
WR Grace & Co.	56	3,871

		15,504,998

Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	12,334	547,013
ACCO Brands Corp.	28,396	245,057
A-Living Smart City Services Co. Ltd.(c)	26,250	130,293
Brady Corp., Class A	4,138	231,894
Brambles Ltd.	11,933	102,408
BrightView Holdings, Inc.(a)	12,131	195,552
Brink’s Co.	5,483	421,314
Cimpress PLC(a)	2,530	274,277
Cintas Corp.	568	216,976
Clean Harbors, Inc.(a)	76	7,079
Copart, Inc.(a)	6,266	826,047
Country Garden Services Holdings Co. Ltd.(b)	55,000	593,450
Deluxe Corp.	7,021	335,393
Herman Miller, Inc.	7,739	364,816
HNI Corp.	2,771	121,841
IAA, Inc.(a)	15,196	828,790
KAR Auction Services, Inc.(a)	12,859	225,675
Kimball International, Inc., Class B	20,939	275,348
Matthews International Corp., Class A	1,747	62,822
MSA Safety, Inc.	69	11,425
Pitney Bowes, Inc.	8,044	70,546
Quad/Graphics, Inc.(a)	12,121	50,302
Rentokil Initial PLC	13,266	90,861
Republic Services, Inc.	1,172	128,932
Rollins, Inc.	3,299	112,826
RR Donnelley & Sons Co.(a)	13,703	86,055
Secom Co. Ltd.	200	15,244
Securitas AB, B Shares	5,042	79,648
Steelcase, Inc., Class A	20,148	304,436
Stericycle, Inc.(a)	183	13,094
Tetra Tech, Inc.	4,538	553,817
Viad Corp.(a)	1,718	85,642

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Connections, Inc.	1,106	$132,090
Waste Management, Inc.	2,162	302,918

		8,043,881

Communications Equipment — 0.2%
Applied Optoelectronics, Inc.(a)	8,336	70,606
Calix, Inc.(a)	5,042	239,495
Casa Systems, Inc.(a)	6,565	58,232
Ciena Corp.(a)	1,068	60,758
CommScope Holding Co., Inc.(a)	225	4,795
Harmonic, Inc.(a)	2,985	25,432
Lumentum Holdings, Inc.(a)(b)	156	12,797
NETGEAR, Inc.(a)(b)	1,895	72,616
Ubiquiti, Inc.	4	1,249
ViaSat, Inc.(a)	51	2,542
Viavi Solutions, Inc.(a)	27,460	484,944
ZTE Corp., Class A	65,686	337,049
ZTE Corp., Class H	37,400	116,713

		1,487,228

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	173	4,638
AECOM(a)	363	22,985
EMCOR Group, Inc.	16,276	2,005,040
Ferrovial SA	5,318	156,288
Fluor Corp.(a)(b)	11,327	200,488
Granite Construction, Inc.	8,339	346,319
Kalpataru Power Transmission Ltd.	18,880	108,326
KEC International Ltd.(a)	16,035	97,767
Larsen & Toubro Ltd.	15,417	311,781
MasTec, Inc.(a)	7,776	825,034
Matrix Service Co.(a)	6,515	68,407
Obayashi Corp.	1,900	15,148
Primoris Services Corp.	10,786	317,432
Quanta Services, Inc.(b)	634	57,421
Samsung Engineering Co. Ltd.(a)	9,410	199,468
Tutor Perini Corp.(a)	3,091	42,810
Valmont Industries, Inc.	35	8,262
Vinci SA	1,113	118,977
WillScot Mobile Mini Holdings Corp.(a)	24,798	691,120

		5,597,711

Construction Materials — 0.4%
Cemex SAB de CV(a)	385,002	324,859
Cemex SAB de CV, ADR(a)	38,665	324,786
CRH PLC	2,292	115,909
Eagle Materials, Inc.	74	10,516
HeidelbergCement AG	1,024	87,917
Holcim Ltd., Registered Shares	1,892	113,724
James Hardie Industries PLC	1,640	55,649
Martin Marietta Materials, Inc.	196	68,955
Siam Cement PCL, NVDR	81,100	1,093,977
Summit Materials, Inc., Class A(a)(b)	15,698	547,075
US Concrete, Inc.(a)	1,057	78,007
Vulcan Materials Co.	1,626	283,038
West China Cement Ltd.	812,000	124,421

		3,228,833

Consumer Finance — 0.6%
Ally Financial, Inc.	31,819	1,585,859
American Express Co.	11,962	1,976,481

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Bajaj Finance Ltd.(a)	1,499	$121,582
Capital One Financial Corp.	1,358	210,069
Credit Acceptance Corp.(a)	12	5,449
Discover Financial Services	855	101,138
Encore Capital Group, Inc.(a)	3,254	154,207
Enova International, Inc.(a)	2,951	100,954
Ezcorp, Inc., Class A(a)	26,796	161,580
Isracard Ltd.(a)	1	4
LendingClub Corp.(a)	6,502	117,881
LendingTree, Inc.(a)	11	2,331
OneMain Holdings, Inc.	119	7,129
PRA Group, Inc.(a)	10,430	401,242
PROG Holdings, Inc.	10,691	514,558
Regional Management Corp.	1,681	78,234
Santander Consumer USA Holdings, Inc.	9	327
SLM Corp.	787	16,480
Synchrony Financial	1,775	86,123

		5,641,628

Containers & Packaging — 0.2%
Amcor PLC	7,223	82,776
AptarGroup, Inc.	151	21,267
Ardagh Group SA	56	1,373
Avery Dennison Corp.	494	103,858
Ball Corp.	2,696	218,430
Berry Global Group, Inc.(a)	307	20,022
Crown Holdings, Inc.	6,145	628,080
Graphic Packaging Holding Co.	413	7,492
International Paper Co.	2,283	139,971
Klabin SA(a)	37,815	200,259
Packaging Corp. of America	718	97,232
Sealed Air Corp.	804	47,637
Silgan Holdings, Inc.	62	2,573
Smurfit Kappa Group PLC	673	36,600
Sonoco Products Co.	196	13,112
Westrock Co.	3,801	202,289

		1,822,971

Distributors — 0.2%
Genuine Parts Co.	12,427	1,571,643
LKQ Corp.(a)	2,919	143,673
Pool Corp.	231	105,950

		1,821,266

Diversified Consumer Services — 0.3%
2U, Inc.(a)	5,235	218,142
Bright Horizons Family Solutions, Inc.(a)	1,910	280,980
Chegg, Inc.(a)	328	27,260
China Maple Leaf Educational Systems Ltd.(a)	386,000	104,234
frontdoor, Inc.(a)	132	6,576
Grand Canyon Education, Inc.(a)	75	6,748
H&R Block, Inc.	252	5,917
New Oriental Education & Technology Group, Inc., ADR(a)	39,136	320,524
Offcn Education Technology Co. Ltd., Class A	20,000	64,532
Perdoceo Education Corp.(a)	3,637	44,626
Service Corp. International	387	20,739
Strategic Education, Inc.(b)	2,917	221,867
TAL Education Group, ADR(a)	15,076	380,368

Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings, Inc.(a)	10,008	$477,482
Universal Technical Institute, Inc.(a)	5,992	38,888

		2,218,883

Diversified Financial Services — 0.7%
Alerus Financial Corp.	2,021	58,629
Berkshire Hathaway, Inc., Class B(a)	11,454	3,183,296
Cannae Holdings, Inc.(a)	13,551	459,514
Equitable Holdings, Inc.	2,024	61,631
EXOR NV	214	17,174
FirstRand Ltd.	129,966	487,617
Groupe Bruxelles Lambert SA	556	62,256
Investor AB, B Shares	5,210	120,093
L E Lundbergforetagen AB, B Shares	351	22,654
M&G PLC	5,424	17,183
Mitsubishi HC Capital, Inc.	1,900	10,189
ORIX Corp.	4,300	72,677
Voya Financial, Inc.(b)	23,641	1,453,921
Yuanta Financial Holding Co. Ltd.	69,000	66,440

		6,093,274

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	40,488	1,165,245
ATN International, Inc.	654	29,750
Bandwidth, Inc., Class A(a)(b)	3,236	446,309
BT Group PLC(a)	23,521	63,209
Cellnex Telecom SA(c)	1,046	66,715
Deutsche Telekom AG, Registered Shares	7,525	159,154
Elisa OYJ	177	10,562
Emirates Telecommunications Group Co. PJSC	71,646	429,117
Globalstar, Inc.(a)(b)	66,524	118,413
IDT Corp., Class B(a)	6,560	242,458
Iridium Communications, Inc.(a)(b)	3,918	156,681
Koninklijke KPN NV	4,064	12,711
KT Corp., ADR(b)	37,836	527,812
LG Uplus Corp.	6,218	84,776
Nippon Telegraph & Telephone Corp.	2,600	67,977
Ooma, Inc.(a)	6,002	113,198
Orange SA	4,387	50,068
Radius Global Infrastructure, Inc., Class A(a)	9,227	133,791
Singapore Telecommunications Ltd.	22,700	38,729
Swisscom AG, Registered Shares	95	54,282
Telefonica Brasil SA	6,138	51,831
Telefonica SA	14,600	68,145
Telia Co. AB	6,707	29,789
Telkom SA SOC Ltd.	36,963	120,026
Turk Telekomunikasyon AS	207,849	158,511
Verizon Communications, Inc.	8,922	499,900

		4,899,159

Electric Utilities — 1.0%
AusNet Services Ltd.	41,159	53,946
Avangrid, Inc.	23	1,183
CPFL Energia SA	60,048	324,881
Edison International	6,431	371,840
Electricite de France SA	3,334	45,563
Elia Group SA/NV	560	59,112
Endesa SA	4,947	120,092
Enel SpA	31,150	289,473
Energisa SA	42,664	399,723
Eversource Energy	16,597	1,331,743

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	11,616	$514,705
Fortum OYJ	4,716	130,098
Hawaiian Electric Industries, Inc.	156	6,596
Iberdrola SA	29,414	358,693
Korea Electric Power Corp.	7,571	167,102
Light SA	20,245	62,113
Mercury NZ Ltd.	8,201	38,220
NextEra Energy, Inc.	20,481	1,500,848
OGE Energy Corp.	24,494	824,223
Orsted A/S(c)	935	131,238
Pinnacle West Capital Corp.	2,481	203,367
PNM Resources, Inc.	2,788	135,971
Portland General Electric Co.	19,577	902,108
Red Electrica Corp. SA	138	2,562
Southern Co.	2,282	138,084
SSE PLC	5,727	118,943
Tenaga Nasional Bhd	236,300	557,440
Terna SPA	15,098	112,596
Verbund AG	681	62,734
Xcel Energy, Inc.	378	24,903

		8,990,100

Electrical Equipment — 0.5%
ABB Ltd., Registered Shares	3,320	112,796
Acuity Brands, Inc.(b)	70	13,092
Amara Raja Batteries Ltd.	15,542	155,944
Array Technologies, Inc.(a)(b)	112	1,747
Atkore, Inc.(a)	3,216	228,336
Bizlink Holding, Inc.	20,000	185,821
Bloom Energy Corp., Class A(a)(b)	6,661	178,981
Contemporary Amperex Technology Co. Ltd., Class A	3,900	321,413
Eaton Corp. PLC	654	96,910
Emerson Electric Co.	1,592	153,214
EnerSys	400	39,092
Eve Energy Co. Ltd., Class A	6,800	109,072
FuelCell Energy, Inc.(a)	8,918	79,370
Generac Holdings, Inc.(a)(b)	694	288,114
Hubbell, Inc.	130	24,289
Legrand SA	889	94,219
Mitsubishi Electric Corp.	6,000	87,103
Nidec Corp.	1,300	149,487
nVent Electric PLC	236	7,373
Plug Power, Inc.(a)	2,885	98,638
Prysmian SpA	923	33,123
Regal Beloit Corp.	78	10,414
Rockwell Automation, Inc.	1,265	361,815
Schneider Electric SE	1,340	211,244
Shanghai Electric Group Co. Ltd., Class H(a)	542,000	144,548
Shoals Technologies Group, Inc., Class A(a)(b)	50	1,775
Siemens Energy AG(a)	2,487	74,916
Siemens Gamesa Renewable Energy SA(a)	559	18,689
Sunrun, Inc.(a)(b)	5,534	308,687
TPI Composites, Inc.(a)	2,460	119,113
Vertiv Holdings Co.	442	12,067
Vestas Wind Systems A/S	4,163	162,657
WEG SA	23,864	161,643

		4,045,702

Electronic Equipment, Instruments & Components — 1.2%
AAC Technologies Holdings, Inc.	69,500	519,961
Advanced Energy Industries, Inc.	1,217	137,168

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
AU Optronics Corp.	188,000	$152,028
Avnet, Inc.	123	4,930
Badger Meter, Inc.	1,085	106,460
Benchmark Electronics, Inc.	5,855	166,633
BOE Technology Group Co. Ltd., Class A	97,379	93,913
Coherent, Inc.(a)	47	12,424
Delta Electronics, Inc.	90,000	977,747
ePlus, Inc.(a)	4,808	416,805
Flex Ltd.(a)	40,323	720,572
GoerTek, Inc., Class A	53,100	350,454
Halma PLC	722	26,898
Hamamatsu Photonics KK	1,400	84,335
Hexagon AB, B Shares	2,758	40,864
Hon Hai Precision Industry Co. Ltd.	289,000	1,160,336
II-VI, Inc.(a)(b)	4,460	323,751
Innolux Corp.	202,000	150,269
Insight Enterprises, Inc.(a)(b)	2,791	279,128
Itron, Inc.(a)	3,722	372,126
Jabil, Inc.	325	18,889
Keyence Corp.	500	251,812
Knowles Corp.(a)	28,362	559,866
Kyocera Corp.	1,800	111,205
LG Display Co. Ltd.(a)	12,199	265,186
LG Display Co. Ltd., ADR(a)(b)	8,449	90,320
LG Innotek Co. Ltd.	1,326	262,239
Littelfuse, Inc.	45	11,465
Methode Electronics, Inc.	5,260	258,845
MicroVision, Inc.(a)	5,706	95,575
Murata Manufacturing Co. Ltd.	400	30,470
National Instruments Corp.	238	10,063
Novanta, Inc.(a)	865	116,567
Omron Corp.	1,200	95,012
OSI Systems, Inc.(a)	8,360	849,710
PAR Technology Corp.(a)(b)	1,121	78,403
PC Connection, Inc.	5,903	273,132
Samsung Electro-Mechanics Co. Ltd.	1,114	174,694
Samsung SDI Co. Ltd.	251	155,404
ScanSource, Inc.(a)	9,760	274,549
Sunny Optical Technology Group Co. Ltd.	4,600	145,280
SYNNEX Corp.	66	8,036
TDK Corp.	100	12,105
Vishay Intertechnology, Inc.	13,727	309,544
Vontier Corp.	258	8,406

		10,563,579

Energy Equipment & Services — 0.3%
Archrock, Inc.	8,294	73,900
ChampionX Corp.(a)	24,465	627,527
Frank’s International NV(a)	15,268	46,262
FTS International, Inc., Class A(a)(b)	1,247	35,278
Helix Energy Solutions Group, Inc.(a)(b)	21,289	121,560
Helmerich & Payne, Inc.	5,499	179,433
Liberty Oilfield Services, Inc., Class A(a)	5,832	82,581
Natural Gas Services Group, Inc.(a)(b)	3,703	38,067
Newpark Resources, Inc.(a)	5,681	19,656
NOV, Inc.(a)	1,873	28,694
Oceaneering International, Inc.(a)	13,840	215,489
Oil States International, Inc.(a)(b)	6,846	53,741
Patterson-UTI Energy, Inc.(b)	16,816	167,151
ProPetro Holding Corp.(a)	10,776	98,708

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger NV	27,404	$877,202
Smart Sand, Inc.(a)(b)	600	1,998
U.S. Silica Holdings, Inc.(a)	6,856	79,255

		2,746,502

Entertainment — 1.4%
Activision Blizzard, Inc.	2,660	253,870
AMC Entertainment Holdings, Inc., Class A(a)(b)	25,445	1,442,223
Bilibili, Inc., ADR(a)(b)	725	88,334
Bollore SA	2,857	15,326
Cinemark Holdings, Inc.(a)(b)	25,321	555,796
Electronic Arts, Inc.	975	140,234
Eros STX Global Corp.(a)(b)	34,220	52,357
Gaia, Inc.(a)	4,042	44,422
G-bits Network Technology Xiamen Co. Ltd., Class A	1,500	122,784
IMAX Corp.(a)	5,895	126,743
Liberty Media Corp.-Liberty Formula One, Class A(a)	76	3,240
Liberty Media Corp.-Liberty Formula One, Class C(a)	639	30,806
Lions Gate Entertainment Corp., Class A(a)	182	3,767
Live Nation Entertainment, Inc.(a)	7,411	649,129
Madison Square Garden Sports Corp.(a)	21	3,624
Marcus Corp.(a)	5,856	124,206
NCSoft Corp.	207	150,618
NetEase, Inc., ADR	13,906	1,602,667
Netflix, Inc.(a)	1,852	978,245
Nexon Co. Ltd.	700	15,578
NHN Corp.(a)	1,032	76,413
Nintendo Co. Ltd.	200	115,735
Perfect World Co. Ltd., Class A	24,900	91,925
Roku, Inc.(a)	1,793	823,435
Spotify Technology SA(a)(b)	2,646	729,211
Take-Two Interactive Software, Inc.(a)	383	67,799
Tencent Music Entertainment Group, ADR(a)	5,223	80,852
Ubisoft Entertainment SA(a)	150	10,480
Vivendi SE	2,525	84,838
Walt Disney Co.(a)	16,351	2,874,015
World Wrestling Entertainment, Inc., Class A(b)	14	810
Zynga, Inc., Class A(a)	42,967	456,739

		11,816,221

Equity Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	12,280	269,669
Agree Realty Corp.(b)	1,329	93,681
Alexander & Baldwin, Inc.	15,151	277,566
Alexandria Real Estate Equities, Inc.	608	110,619
Alpine Income Property Trust, Inc.	3,002	57,098
American Assets Trust, Inc.	6,089	227,059
American Campus Communities, Inc.	263	12,287
American Finance Trust, Inc.	15,632	132,559
American Homes 4 Rent, Class A	655	25,447
American Tower Corp.	1,598	431,684
Americold Realty Trust(b)	549	20,780
Apartment Income REIT Corp.	300	14,229
Apartment Investment and Management Co., Class A	453	3,040
Apple Hospitality REIT, Inc.	149	2,274
Armada Hoffler Properties, Inc.	5,752	76,444
Ascendas Real Estate Investment Trust	17,300	38,017
Ashford Hospitality Trust, Inc.(a)(b)	42,808	195,204
AvalonBay Communities, Inc.	562	117,284
Boston Properties, Inc.	642	73,567
Braemar Hotels & Resorts, Inc.(a)	56,354	349,958

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
British Land Co. PLC	770	$5,267
Brixmor Property Group, Inc.	7,308	167,280
Brookfield Property REIT, Inc., Class A	119	2,248
Camden Property Trust	325	43,118
CapitaLand Integrated Commercial Trust	27,000	42,037
CareTrust REIT, Inc.	6,309	146,558
Centerspace	2,545	200,800
CIM Commercial Trust Corp.	6,228	55,741
City Office REIT, Inc.	8,692	108,042
Clipper Realty, Inc.(b)	10,412	76,528
CorEnergy Infrastructure Trust, Inc.	7,858	52,020
CorePoint Lodging, Inc.(a)	16,458	176,101
CoreSite Realty Corp.	69	9,287
Corporate Office Properties Trust	69	1,931
Cousins Properties, Inc.	258	9,489
Covivio	169	14,468
Crown Castle International Corp.	1,506	293,821
CTO Realty Growth, Inc.(b)	1,941	103,882
CubeSmart	435	20,149
CyrusOne, Inc.	278	19,883
Dexus	1,436	11,447
DiamondRock Hospitality Co.(a)	18,781	182,176
Digital Realty Trust, Inc.	1,028	154,673
DigitalBridge Group, Inc.(a)(b)	26,771	211,491
Douglas Emmett, Inc.	297	9,985
Duke Realty Corp.	1,365	64,633
Easterly Government Properties, Inc.	5,468	115,265
Empire State Realty Trust, Inc., Class A	2,901	34,812
EPR Properties(a)	77	4,056
Equinix, Inc.	1,927	1,546,610
Equity Commonwealth	103	2,699
Equity LifeStyle Properties, Inc.	719	53,429
Equity Residential	3,094	238,238
Essex Property Trust, Inc.	262	78,603
Extra Space Storage, Inc.	426	69,787
Federal Realty Investment Trust	175	20,505
Fibra Uno Administracion SA de CV	57,464	62,065
First Industrial Realty Trust, Inc.(b)	7,964	415,960
Four Corners Property Trust, Inc.	16,677	460,452
Gaming and Leisure Properties, Inc.	517	23,953
Gecina SA	116	17,773
Global Net Lease, Inc.	22,652	419,062
GLP J-REIT	4	6,899
Goodman Group	3,829	60,596
GPT Group	5,319	19,458
Growthpoint Properties Ltd.	131,202	136,898
Healthcare Trust of America, Inc., Class A	420	11,214
Healthpeak Properties, Inc.	2,316	77,100
Highwoods Properties, Inc.(b)	148	6,685
Host Hotels & Resorts, Inc.(a)	2,486	42,486
Hudson Pacific Properties, Inc.	200	5,564
Invitation Homes, Inc.	957	35,687
Iron Mountain, Inc.	971	41,093
iStar, Inc.(b)	4,692	97,265
Japan Metropolitan Fund Invest	12	13,008
Japan Real Estate Investment Corp.	1	6,141
JBG SMITH Properties	153	4,821
Kilroy Realty Corp.	255	17,758
Kimco Realty Corp.	934	19,474
Klepierre SA	715	18,421

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	195	$20,362
Land Securities Group PLC	1,607	14,998
Life Storage, Inc.	157	16,854
Link REIT	5,700	55,149
Macerich Co.(b)	24,978	455,848
Mapletree Commercial Trust	9,900	15,925
Mapletree Logistics Trust	8,700	13,300
Medical Properties Trust, Inc.	2,943	59,154
Mid-America Apartment Communities, Inc.	402	67,705
Mirvac Group	2,646	5,769
National Retail Properties, Inc.	379	17,768
National Storage Affiliates Trust	6,086	307,708
NETSTREIT Corp.	1,518	35,005
Nippon Building Fund, Inc.	4	24,922
Nippon Prologis REIT, Inc.	4	12,720
Nomura Real Estate Master Fund, Inc.	6	9,603
Omega Healthcare Investors, Inc.(b)	1,106	40,137
Orix JREIT, Inc.	8	15,358
Outfront Media, Inc.(a)	9,445	226,963
Park Hotels & Resorts, Inc.(a)	403	8,306
Pennsylvania Real Estate Investment Trust	18,057	44,962
Plymouth Industrial REIT, Inc.	3,983	79,740
Preferred Apartment Communities, Inc., Class A	3,692	35,997
Prologis, Inc.	19,476	2,327,966
Public Storage	564	169,589
QTS Realty Trust, Inc., Class A	4,251	328,602
Rayonier, Inc.	193	6,934
Realty Income Corp.	1,546	103,180
Regency Centers Corp.	552	35,367
Retail Properties of America, Inc., Class A	4,476	51,250
Retail Value, Inc.	11,711	254,714
Rexford Industrial Realty, Inc.	274	15,604
RPT Realty	16,177	209,977
Ryman Hospitality Properties, Inc.(a)	3,950	311,892
SBA Communications Corp.	413	131,623
Scentre Group	12,878	26,353
Segro PLC	2,518	38,118
Simon Property Group, Inc.	1,150	150,052
SITE Centers Corp.	25,338	381,590
SL Green Realty Corp.(b)	131	10,480
Spirit Realty Capital, Inc.	194	9,281
Stockland	2,861	9,963
STORE Capital Corp.	537	18,532
Sun Communities, Inc.	454	77,816
Terreno Realty Corp.	2,883	186,011
UDR, Inc.	1,271	62,254
Unibail-Rodamco-Westfield(a)	384	33,291
United Urban Investment Corp.	7	10,110
Uniti Group, Inc.	20,746	219,700
Ventas, Inc.	1,441	82,281
VEREIT, Inc.	1,051	48,272
VICI Properties, Inc.	2,040	63,281
Vicinity Centres	5,630	6,491
Vornado Realty Trust	919	42,890
Washington Real Estate Investment Trust	8,335	191,705
Weingarten Realty Investors	133	4,265
Welltower, Inc.	1,579	131,215
Weyerhaeuser Co.	2,613	89,939

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Whitestone REIT	6,569	$54,194
WP Carey, Inc.	1,040	77,605
Xenia Hotels & Resorts, Inc.(a)	7,263	136,036

		16,588,034

Food & Staples Retailing — 1.0%
Aeon Co. Ltd.	2,600	69,796
Albertsons Cos., Inc., Class A(b)	73	1,435
Andersons, Inc.	6,950	212,183
BGF retail Co. Ltd.	959	152,947
BJ’s Wholesale Club Holdings, Inc.(a)(b)	2,544	121,044
Carrefour SA	2,052	40,382
Clicks Group Ltd.	14,340	246,722
Coles Group Ltd.	4,510	57,772
Cosmos Pharmaceutical Corp.	100	14,693
Costco Wholesale Corp.	9,998	3,955,909
E-MART, Inc.	535	76,011
Endeavour Group Ltd.(a)	3,801	17,930
Etablissements Franz Colruyt NV	149	8,332
Grocery Outlet Holding Corp.(a)	65	2,253
GS Retail Co. Ltd.	6,023	206,712
J Sainsbury PLC	2,533	9,534
Jeronimo Martins SGPS SA	4,145	75,592
Koninklijke Ahold Delhaize NV	9,047	269,416
Kroger Co.	10,583	405,435
Lawson, Inc.	500	23,158
Migros Ticaret AS(a)	10,864	40,570
Performance Food Group Co.(a)	13,704	664,507
PriceSmart, Inc.(b)	3,370	306,704
Rite Aid Corp.(a)	1,838	29,959
Shoprite Holdings Ltd.	24,356	265,119
SpartanNash Co.	1,931	37,288
Sprouts Farmers Market, Inc.(a)(b)	70	1,739
Sun Art Retail Group Ltd.	168,000	125,100
Sysco Corp.	6,237	484,927
Tsuruha Holdings, Inc.	300	34,916
US Foods Holding Corp.(a)	507	19,449
Walgreens Boots Alliance, Inc.	8,838	464,967
Welcia Holdings Co. Ltd.	700	22,889
WM Morrison Supermarkets PLC	11,115	37,931
Woolworths Group Ltd.	3,801	108,771

		8,612,092

Food Products — 1.1%
Associated British Foods PLC	549	16,852
Ausnutria Dairy Corp. Ltd.	133,000	178,007
AVI Ltd.	26,302	130,865
Barry Callebaut AG, Registered Shares	24	55,778
Beyond Meat, Inc.(a)(b)	122	19,214
BRF SA(a)	21,582	118,588
Bunge Ltd.	2,818	220,227
China Feihe Ltd.(c)	94,000	202,666
China Mengniu Dairy Co. Ltd.	84,000	507,465
Chongqing Fuling Zhacai Group Co. Ltd., Class A(a)	21,500	125,065
CJ CheilJedang Corp.	431	176,420
Conagra Brands, Inc.	19,261	700,715
Dali Foods Group Co. Ltd.(c)	178,500	106,443
Danone SA	1,059	74,506
Darling Ingredients, Inc.(a)	3,754	253,395
Flowers Foods, Inc.	283	6,848

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,250	$64,719
Freshpet, Inc.(a)(b)	3,871	630,818
Fu Jian Anjoy Foods Co. Ltd., Class A	3,800	148,992
Grupo Bimbo SAB de CV, Series A	134,610	296,380
Guangdong Haid Group Co. Ltd., Class A	8,200	103,353
Hain Celestial Group, Inc.(a)	97	3,892
Hershey Co.	4,037	703,165
Hostess Brands, Inc.(a)(b)	42,260	684,189
Ingredion, Inc.	130	11,765
Kellogg Co.(b)	12,974	834,617
Kerry Group PLC, Class A	428	59,839
Kikkoman Corp.	500	32,974
Kuala Lumpur Kepong BHD	33,900	166,254
Landec Corp.(a)	11,860	133,425
Marfrig Global Foods SA	36,600	140,843
McCormick & Co., Inc.	700	61,824
Mission Produce, Inc.(a)	2,972	61,550
Nestle SA, Registered Shares	6,840	852,586
Post Holdings, Inc.(a)	129	13,993
Sanderson Farms, Inc.	733	137,782
Seneca Foods Corp., Class A(a)	651	33,253
Tingyi Cayman Islands Holding Corp.	166,000	331,407
TreeHouse Foods, Inc.(a)(b)	34	1,514
Uni-President China Holdings Ltd.	147,000	162,191
Uni-President Enterprises Corp.	344,000	903,325
Vital Farms, Inc.(a)	6,880	137,325
Want Want China Holdings Ltd.	317,000	224,456

		9,829,485

Gas Utilities — 0.5%
APA Group	14,578	97,274
Atmos Energy Corp.	7,441	715,155
Beijing Enterprises Holdings Ltd.	61,000	216,421
Brookfield Infrastructure Corp., Class A	3,655	275,587
China Gas Holdings Ltd.	51,000	155,361
China Resources Gas Group Ltd.	4,000	23,989
Enn Energy Holdings Ltd.	19,400	368,711
Hong Kong & China Gas Co. Ltd.	100,380	155,862
National Fuel Gas Co.	120	6,270
Naturgy Energy Group SA	4,176	107,475
New Jersey Resources Corp.	12,440	492,251
Osaka Gas Co. Ltd.	4,800	89,563
Snam SpA	18,086	104,623
Southwest Gas Holdings, Inc.	23,364	1,546,463
Toho Gas Co. Ltd.	300	14,728
Tokyo Gas Co. Ltd.	3,300	62,244
UGI Corp.	7,262	336,303

		4,768,280

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	4,122	477,863
Accuray, Inc.(a)(b)	27,163	122,777
Alcon, Inc.	1,288	90,337
Align Technology, Inc.(a)	1,574	961,714
Alphatec Holdings, Inc.(a)	4,523	69,292
Ambu A/S, B Shares	293	11,274
Asensus Surgical, Inc.(a)(b)	7,736	24,523
AtriCure, Inc.(a)	4,895	388,320
Atrion Corp.	198	122,944
Axogen, Inc.(a)	1,935	41,815
Axonics, Inc.(a)	2,122	134,556

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc.	812	$65,366
Becton Dickinson and Co.	472	114,786
Boston Scientific Corp.(a)	1,981	84,708
Cardiovascular Systems, Inc.(a)	6,081	259,355
Carl Zeiss Meditec AG	182	35,182
Cerus Corp.(a)(b)	14,819	87,580
Co-Diagnostics, Inc.(a)	2,333	19,247
Coloplast A/S, Class B	413	67,808
CONMED Corp.	984	135,231
CryoLife, Inc.(a)	2,991	84,944
CryoPort, Inc.(a)	1,488	93,893
Danaher Corp.	7,011	1,881,472
DexCom, Inc.(a)	3,341	1,426,607
Edwards Lifesciences Corp.(a)	809	83,788
Envista Holdings Corp.(a)	5,537	239,254
Fisher & Paykel Healthcare Corp. Ltd.	940	20,449
Glaukos Corp.(a)(b)	1,444	122,495
Globus Medical, Inc., Class A(a)	243	18,840
GN Store Nord A/S	196	17,140
Guangzhou Wondfo Biotech Co. Ltd., Class A	6,370	63,692
Haemonetics Corp.(a)	6,091	405,904
Heska Corp.(a)(b)	1,801	413,744
Hill-Rom Holdings, Inc.	3,173	360,421
Hoya Corp.	900	119,043
ICU Medical, Inc.(a)	26	5,351
IDEXX Laboratories, Inc.(a)	3,300	2,084,115
Inogen, Inc.(a)	2,634	171,658
Insulet Corp.(a)	695	190,784
Integer Holdings Corp.(a)	2,026	190,849
Integra LifeSciences Holdings Corp.(a)	116	7,916
Intersect ENT, Inc.(a)	4,631	79,144
Intuitive Surgical, Inc.(a)	237	217,955
iRhythm Technologies, Inc.(a)	858	56,928
Jafron Biomedical Co. Ltd., Class A	9,300	124,038
Koninklijke Philips NV	2,502	124,185
LivaNova PLC(a)	2,973	250,059
Medtronic PLC	3,057	379,465
Mesa Laboratories, Inc.	1,772	480,513
Natus Medical, Inc.(a)(b)	7,776	202,021
Nemaura Medical, Inc.(a)	2,006	20,762
Neogen Corp.(a)	5,056	232,778
Nevro Corp.(a)(b)	5,548	919,803
NuVasive, Inc.(a)(b)	3,279	222,251
Olympus Corp.	2,600	51,716
OraSure Technologies, Inc.(a)(b)	18,035	182,875
Ortho Clinical Diagnostics Holdings PLC(a)	2,699	57,786
Orthofix Medical, Inc.(a)	2,922	117,201
Outset Medical, Inc.(a)	973	48,631
Penumbra, Inc.(a)	106	29,050
Quidel Corp.(a)	114	14,606
ResMed, Inc.	101	24,899
SeaSpine Holdings Corp.(a)	1,745	35,790
Senseonics Holdings, Inc.(a)(b)	17,144	65,833
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,700	718,553
Shockwave Medical, Inc.(a)	2,998	568,811
SI-BONE, Inc.(a)	1,701	53,530
Siemens Healthineers AG(c)	1,735	106,378
Sientra, Inc.(a)	2,704	21,524
Smith & Nephew PLC	1,898	41,162

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sonova Holding AG, Registered Shares	106	$39,925
STAAR Surgical Co.(a)	3,362	512,705
STERIS PLC	1,199	247,354
Straumann Holding AG, Registered Shares	15	23,926
Stryker Corp.	635	164,929
Sysmex Corp.	300	35,590
Tactile Systems Technology, Inc.(a)	1,149	59,748
Tandem Diabetes Care, Inc.(a)	1,500	146,100
Terumo Corp.	1,600	64,804
Vapotherm, Inc.(a)	3,207	75,813
Varex Imaging Corp.(a)	4,732	126,912
Zimmer Biomet Holdings, Inc.	136	21,872

		18,284,962

Health Care Providers & Services — 1.5%
1Life Healthcare, Inc.(a)	10,928	361,280
Acadia Healthcare Co., Inc.(a)	152	9,538
AdaptHealth Corp.(a)(b)	5,135	140,750
Addus HomeCare Corp.(a)	522	45,539
Alignment Healthcare, Inc.(a)	1,955	45,688
Amedisys, Inc.(a)	76	18,615
AmerisourceBergen Corp.	2,928	335,227
AMN Healthcare Services, Inc.(a)	4,352	422,057
Anthem, Inc.	2,043	780,017
Cardinal Health, Inc.	507	28,945
Castle Biosciences, Inc.(a)	330	24,199
Centene Corp.(a)	1,173	85,547
Chemed Corp.	34	16,133
Cigna Corp.	3,297	781,620
Community Health Systems, Inc.(a)	6,250	96,500
Covetrus, Inc.(a)	9,468	255,636
Cross Country Healthcare, Inc.(a)	3,602	59,469
CVS Health Corp.	4,316	360,127
DaVita, Inc.(a)	85	10,237
Encompass Health Corp.	218	17,011
Ensign Group, Inc.	2,764	239,556
Exagen, Inc.(a)	3,265	48,942
Five Star Senior Living, Inc.(a)	2,992	17,234
Fleury SA	46,214	240,835
Fresenius Medical Care AG & Co. KGaA	1,026	85,257
Fresenius SE & Co. KGaA	1,832	95,612
Fulgent Genetics, Inc.(a)(b)	1,339	123,496
Guardant Health, Inc.(a)	215	26,701
Hanger, Inc.(a)	8,132	205,577
HCA Healthcare, Inc.	833	172,214
Henry Schein, Inc.(a)	429	31,827
Humana, Inc.	277	122,633
IHH Healthcare Bhd	159,100	209,629
Laboratory Corp. of America Holdings(a)	260	71,721
LHC Group, Inc.(a)(b)	1,857	371,883
Life Healthcare Group Holdings Ltd.(a)	46,749	74,379
Magellan Health, Inc.(a)	1,494	140,735
McKesson Corp.	6,435	1,230,629
Molina Healthcare, Inc.(a)	70	17,714
Narayana Hrudayalaya Ltd.(a)	8,702	57,704
Netcare Ltd.(a)	267,308	266,559
Oak Street Health, Inc.(a)	341	19,972
Option Care Health, Inc.(a)	5,407	118,251
Owens & Minor, Inc.	2,911	123,223
Patterson Cos., Inc.	16,155	490,950
PetIQ, Inc.(a)(b)	5,499	212,261

Security	Shares	Value

Health Care Providers & Services (continued)
Premier, Inc., Class A	164	$5,706
Privia Health Group, Inc.(a)	5,065	224,734
Progyny, Inc.(a)	3,802	224,318
Quest Diagnostics, Inc.(b)	395	52,128
R1 RCM, Inc.(a)	6,634	147,540
RadNet, Inc.(a)(b)	736	24,796
Select Medical Holdings Corp.	8,406	355,238
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	68,600	149,817
Sinopharm Group Co. Ltd., Class H	95,600	283,620
SOC Telemed, Inc.(a)	3,391	19,295
Sonic Healthcare Ltd.	310	8,933
Tenet Healthcare Corp.(a)	7,588	508,320
Tivity Health, Inc.(a)	3,654	96,137
UnitedHealth Group, Inc.	5,781	2,314,944
Universal Health Services, Inc., Class B	182	26,650

		13,151,805

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(a)	22,240	411,662
American Well Corp., Class A(a)(b)	13,478	169,553
Castlight Health, Inc., Class B(a)	44,349	116,638
Cerner Corp.	6,769	529,065
Change Healthcare, Inc.(a)	442	10,184
Doximity, Inc., Class A(a)	2,561	149,050
Evolent Health, Inc., Class A(a)	4,758	100,489
HealthStream, Inc.(a)	2,465	68,872
Inovalon Holdings, Inc., Class A(a)(b)	9,236	314,763
Inspire Medical Systems, Inc.(a)	1,543	298,200
M3, Inc.	1,000	72,858
NextGen Healthcare, Inc.(a)	5,232	86,799
Omnicell, Inc.(a)	4,039	611,707
Phreesia, Inc.(a)	4,467	273,827
Schrodinger, Inc./United States(a)	448	33,873
Tabula Rasa HealthCare, Inc.(a)	2,774	138,700
Teladoc Health, Inc.(a)(b)	1,699	282,527
Veeva Systems, Inc., Class A(a)	331	102,925
Vocera Communications, Inc.(a)(b)	4,704	187,454

		3,959,146

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	18,850	223,749
Airbnb, Inc., Class A(a)	1,058	162,022
Aramark	12,007	447,261
Aristocrat Leisure Ltd.	311	10,040
Bally’s Corp.(a)	520	28,137
Biglari Holdings, Inc., Class B(a)	397	63,310
Bloomin’ Brands, Inc.(a)	1,655	44,917
Booking Holdings, Inc.(a)	206	450,747
Boyd Gaming Corp.(a)	1,046	64,319
Brinker International, Inc.(a)	1,341	82,941
Caesars Entertainment, Inc.(a)(b)	988	102,505
Carnival Corp.(a)(b)	7,168	188,948
Century Casinos, Inc.(a)	2,317	31,117
Cheesecake Factory, Inc.(a)(b)	6,382	345,777
Chipotle Mexican Grill, Inc.(a)	756	1,172,057
Choice Hotels International, Inc.	42	4,992
Churchill Downs, Inc.	682	135,213
Compass Group PLC(a)	4,569	96,259
Darden Restaurants, Inc.	1,629	237,818
Dave & Buster’s Entertainment, Inc.(a)	3,257	132,234
Denny’s Corp.(a)	6,796	112,066
Dine Brands Global, Inc.(a)	4,403	392,968

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	476	$222,049
DraftKings, Inc., Class A(a)	2,116	110,392
El Pollo Loco Holdings, Inc.(a)	7,608	139,150
Everi Holdings, Inc.(a)	4,065	101,381
Evolution AB(c)	192	30,371
Expedia Group, Inc.(a)	970	158,799
Flutter Entertainment PLC(a)	461	83,591
GAN Ltd.(a)	645	10,604
Gourmet Master Co. Ltd.	19,000	116,239
Hilton Worldwide Holdings, Inc.(a)	1,927	232,435
Hyatt Hotels Corp., Class A(a)	22	1,708
International Game Technology PLC(a)	39,296	941,532
Jiumaojiu International Holdings Ltd.(c)	29,000	118,532
Jubilant Foodworks Ltd.(a)	4,436	184,048
Las Vegas Sands Corp.(a)	2,810	148,059
Marriott International, Inc., Class A(a)	1,898	259,115
Marriott Vacations Worldwide Corp.(a)	4,037	643,094
McDonald’s Corp.	8,740	2,018,853
MGM Resorts International	6,628	282,684
Norwegian Cruise Line Holdings Ltd.(a)(b)	903	26,557
OPAP SA	5,474	82,560
Oriental Land Co. Ltd.	500	71,233
Penn National Gaming, Inc.(a)	2,713	207,517
Planet Fitness, Inc., Class A(a)	169	12,717
Royal Caribbean Cruises Ltd.(a)	1,859	158,536
Rush Street Interactive, Inc.(a)	7,691	94,292
Ruth’s Hospitality Group, Inc.(a)	939	21,625
Scientific Games Corp., Class A(a)	2,247	174,008
SeaWorld Entertainment, Inc.(a)	10,595	529,114
Shake Shack, Inc., Class A(a)(b)	12,399	1,326,941
Six Flags Entertainment Corp.(a)	13,714	593,542
Sodexo SA(a)	394	36,823
Starbucks Corp.	7,798	871,894
Target Hospitality Corp.(a)	13,591	50,423
Travel + Leisure Co.	141	8,382
Vail Resorts, Inc.(a)	352	111,415
Wendy’s Co.	4,916	115,133
Wingstop, Inc.(b)	2,706	426,547
Wyndham Hotels & Resorts, Inc.	3,831	276,943
Wynn Resorts Ltd.(a)(b)	8,280	1,012,644
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	46,500	48,726
Yum China Holdings, Inc.	10,406	689,397
Yum! Brands, Inc.	3,175	365,220

		17,644,222

Household Durables — 0.7%
Beazer Homes USA, Inc.(a)	827	15,953
Casper Sleep, Inc.(a)	3,208	26,434
Ethan Allen Interiors, Inc.	2,059	56,828
Garmin Ltd.	2,141	309,674
GoPro, Inc., Class A(a)	7,358	85,721
Green Brick Partners, Inc.(a)(b)	7,445	169,299
Haier Smart Home Co. Ltd., Class H(a)	53,400	186,237
Helen of Troy Ltd.(a)(b)	527	120,219
iRobot Corp.(a)(b)	6,501	607,128
KB Home	10,421	424,343
Leggett & Platt, Inc.	273	14,144
Lennar Corp., B Shares	48	3,910
LG Electronics, Inc.	970	140,441
LGI Homes, Inc.(a)(b)	1,737	281,290

Security	Shares	Value

Household Durables (continued)
Lovesac Co.(a)	626	$49,949
MDC Holdings, Inc.	20,711	1,047,977
Meritage Homes Corp.(a)	2,055	193,334
Mohawk Industries, Inc.(a)	797	153,175
Newell Brands, Inc.	2,533	69,582
Oppein Home Group, Inc., Class A	6,600	144,807
Panasonic Corp.	4,600	52,967
Sonos, Inc.(a)	13,728	483,637
Sony Group Corp.	3,400	329,689
Suofeiya Home Collection Co. Ltd., Class A	30,900	115,540
TCL Technology Group Corp., Class A	209,700	247,778
Tempur Sealy International, Inc.	396	15,519
Toll Brothers, Inc.	232	13,412
Tupperware Brands Corp.(a)	2,564	60,895
Universal Electronics, Inc.(a)	2,529	122,656
VOXX International Corp.(a)	1,418	19,866
Whirlpool Corp.	879	191,640

		5,754,044

Household Products — 0.5%
Central Garden & Pet Co.(a)	788	41,709
Central Garden & Pet Co., Class A(a)	10,572	510,627
Colgate-Palmolive Co.	16,703	1,358,789
Energizer Holdings, Inc.	48	2,063
Kimberly-Clark Corp.	588	78,663
Procter & Gamble Co.	13,573	1,831,405
Reckitt Benckiser Group PLC	2,401	212,129
Spectrum Brands Holdings, Inc.	44	3,742

		4,039,127

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	922	24,036
Brookfield Renewable Corp., Class A	18,286	766,915
China Resources Power Holdings Co. Ltd.	110,000	150,270
Clearway Energy, Inc., Class A	8,496	214,269
Datang International Power Generation Co. Ltd., Class H	550,000	92,002
EDP Renovaveis SA	1,963	45,482
Meridian Energy Ltd.	10,897	40,629
Sunnova Energy International, Inc.(a)	13,206	497,338
Uniper SE	2,676	98,593

		1,929,534

Industrial Conglomerates — 0.5%
3M Co.	1,071	212,733
Alfa SAB de CV, Class A	132,012	99,072
Bidvest Group Ltd.	2,689	35,917
Carlisle Cos., Inc.	124	23,731
CK Hutchison Holdings Ltd.	16,000	124,557
Doosan Co. Ltd.	1,435	122,065
Far Eastern New Century Corp.	72,000	82,678
Hitachi Ltd.	1,800	103,153
Honeywell International, Inc.	9,251	2,029,207
Roper Technologies, Inc.	1,281	602,326
Samsung C&T Corp.	2,363	286,178
Siemens AG, Registered Shares	1,863	295,804
Sime Darby Bhd	322,800	169,506
Smiths Group PLC	1,400	30,833
Toshiba Corp.	800	34,561

		4,252,321

Insurance — 2.1%
Admiral Group PLC	323	14,054

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Aegon NV	3,857	$16,042
Aflac, Inc.	3,794	203,586
Ageas SA	332	18,450
AIA Group Ltd.	30,800	382,092
Alleghany Corp.(a)	119	79,381
Allianz SE, Registered Shares	1,267	316,188
Allstate Corp.	1,660	216,530
American Equity Investment Life Holding Co.	2,098	67,807
American Financial Group, Inc.	553	68,970
American International Group, Inc.	2,763	131,519
American National Group, Inc.	23	3,417
Aon PLC, Class A	1,172	279,827
Arch Capital Group Ltd.(a)	2,848	110,901
Arthur J. Gallagher & Co.	1,190	166,695
Assicurazioni Generali SpA	1,630	32,725
Assurant, Inc.	386	60,286
Athene Holding Ltd., Class A(a)	1,392	93,960
Aviva PLC	8,988	50,458
AXA SA	4,820	122,391
Axis Capital Holdings Ltd.	117	5,734
Baloise Holding AG, Registered Shares	411	64,173
BB Seguridade Participacoes SA	42,937	199,414
Brighthouse Financial, Inc.(a)	108	4,918
Brown & Brown, Inc.	1,999	106,227
Cathay Financial Holding Co. Ltd.	211,000	407,956
China Life Insurance Co. Ltd., Class H	164,000	325,149
Cincinnati Financial Corp.	717	83,617
Citizens, Inc.(a)	3,956	20,927
Crawford & Co., Class A	23,214	210,551
Dai-ichi Life Holdings, Inc.	2,900	53,358
Donegal Group, Inc., Class A	7,311	106,521
eHealth, Inc.(a)(b)	3,361	196,282
Enstar Group Ltd.(a)	122	29,148
Erie Indemnity Co., Class A	377	72,893
Everest Re Group Ltd.	339	85,431
FedNat Holding Co.	4,457	18,497
Fidelity National Financial, Inc.	881	38,288
First American Financial Corp.	218	13,592
Genworth Financial, Inc., Class A(a)	20,040	78,156
Globe Life, Inc.	543	51,721
Hannover Rueck SE	325	54,408
Hanover Insurance Group, Inc.	57	7,731
Hartford Financial Services Group, Inc.	2,166	134,227
HDFC Life Insurance Co. Ltd.(c)	56,746	524,535
Heritage Insurance Holdings, Inc.	16,835	144,444
Insurance Australia Group Ltd.	3,299	12,755
Investors Title Co.	307	53,611
Japan Post Holdings Co. Ltd.	9,900	81,316
Japan Post Insurance Co. Ltd.	700	12,952
Kemper Corp.	99	7,316
Legal & General Group PLC	13,934	49,711
Lemonade Inc.(a)(b)	17	1,860
Lincoln National Corp.	977	61,395
Loews Corp.	1,981	108,262
Markel Corp.(a)	84	99,684
Marsh & McLennan Cos., Inc.	10,443	1,469,121
MetLife, Inc.	37,360	2,235,996
MS&AD Insurance Group Holdings, Inc.	2,300	66,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	444	121,683

Security	Shares	Value

Insurance (continued)
NN Group NV	815	$38,500
Old Mutual Ltd.	339,788	321,228
Old Republic International Corp.	584	14,547
PICC Property & Casualty Co. Ltd., Class H	113,000	98,844
Ping An Insurance Group Co. of China Ltd., Class A	32,400	321,734
Ping An Insurance Group Co. of China Ltd., Class H	110,000	1,075,294
Porto Seguro SA	16,375	176,037
Primerica, Inc.	74	11,332
Principal Financial Group, Inc.	1,423	89,919
Progressive Corp.	13,368	1,312,871
Prudential Financial, Inc.	1,967	201,559
Prudential PLC	6,338	120,585
QBE Insurance Group Ltd.	2,340	18,883
Reinsurance Group of America, Inc.	625	71,250
RenaissanceRe Holdings Ltd.	422	62,802
Sampo OYJ, A Shares	1,899	87,325
Samsung Fire & Marine Insurance Co. Ltd.	773	151,401
Sanlam Ltd.	63,150	271,395
SBI Life Insurance Co. Ltd.(c)	15,500	210,509
SCOR SE(a)	223	7,099
Selectquote, Inc.(a)	4,085	78,677
Sompo Holdings, Inc.	1,100	40,742
Suncorp Group Ltd.	3,184	26,508
Swiss Life Holding AG, Registered Shares	179	87,075
Swiss Re AG	1,253	113,174
T&D Holdings, Inc.	600	7,786
Tokio Marine Holdings, Inc.	2,400	110,545
Travelers Cos., Inc.	8,932	1,337,210
Trean Insurance Group, Inc.(a)	5,265	79,396
Trupanion, Inc.(a)(b)	6,386	735,029
Tryg A/S	2,346	57,624
United Insurance Holdings Corp.	7,811	44,523
Universal Insurance Holdings, Inc.	1,573	21,833
Unum Group	381	10,820
W.R. Berkley Corp.	1,197	89,093
White Mountains Insurance Group Ltd.	3	3,444
Willis Towers Watson PLC	1,340	308,227
Zurich Insurance Group AG	607	243,811

		17,913,968

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(a)	3,176	7,755,125
Alphabet, Inc., Class C(a)	2,336	5,854,764
Auto Trader Group PLC(a)(c)	1,234	10,807
Baidu, Inc., ADR(a)	8,055	1,642,414
Baidu, Inc., Class A(a)	10,300	264,195
Bumble Inc., Class A(a)(b)	3,573	205,805
Cargurus, Inc.(a)	2,700	70,821
Cars.com, Inc.(a)	5,250	75,232
Eventbrite, Inc., Class A(a)	4,650	88,350
EverQuote, Inc., Class A(a)	1,789	58,465
Facebook, Inc., Class A(a)	17,198	5,979,917
fuboTV, Inc.(a)(b)	11,901	382,141
IAC/InterActiveCorp(a)	298	45,943
Kakao Corp.	6,981	1,011,146
Kuaishou Technology(a)(c)	5,100	128,261
Match Group, Inc.(a)(b)	921	148,511
NAVER Corp.	3,777	1,401,525
Pinterest, Inc., Class A(a)	1,688	133,268
Snap, Inc., Class A(a)	819	55,807
Tencent Holdings Ltd.	140,900	10,608,709

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
TripAdvisor, Inc.(a)	189	$7,617
TrueCar, Inc.(a)	10,229	57,794
Twitter, Inc.(a)	11,542	794,205
Vimeo, Inc.(a)	2,315	113,435
Yandex NV, Class A(a)	1,163	82,282
Yelp, Inc.(a)	7,440	297,302
Z Holdings Corp.	4,900	24,522
Zillow Group, Inc., Class A(a)	202	24,751
Zillow Group, Inc., Class C(a)	613	74,921

		37,398,035

Internet & Direct Marketing Retail — 3.8%
1-800-Flowers.com, Inc., Class A(a)(b)	8,492	270,640
Alibaba Group Holding Ltd.(a)	17,300	490,521
Alibaba Group Holding Ltd., ADR(a)	42,170	9,563,313
Allegro.eu SA(a)(c)	7,799	134,217
Amazon.com, Inc.(a)	3,190	10,974,110
Chewy, Inc., Class A(a)(b)	335	26,703
Delivery Hero SE(a)(c)	665	87,864
eBay, Inc.	4,343	304,922
Etsy, Inc.(a)	1,696	349,105
HelloFresh SE(a)	605	58,811
JD.com, Inc., ADR(a)	26,154	2,087,351
Just Eat Takeaway.com NV(a)(c)	576	53,271
Lands’ End, Inc.(a)	4,048	166,170
Meituan, Class B(a)(c)	75,800	3,126,837
MercadoLibre, Inc.(a)	128	199,397
Naspers Ltd., N Shares	10,362	2,184,795
Ocado Group PLC(a)	182	5,043
Overstock.com, Inc.(a)	4,763	439,149
Pinduoduo, Inc., ADR(a)(b)	9,149	1,162,106
Prosus NV	1,419	139,016
Qurate Retail, Inc., Series A	624	8,168
Rakuten Group, Inc.	2,400	27,099
RealReal, Inc.(a)	6,332	125,120
Shutterstock, Inc.(b)	1,935	189,959
Stamps.com, Inc.(a)(b)	1,666	333,683
Stitch Fix, Inc., Class A(a)	5,765	347,629
Vipshop Holdings Ltd., ADR(a)	15,178	304,774
Wayfair, Inc., Class A(a)(b)	436	137,650
Zalando SE(a)(c)	483	58,414

		33,355,837

IT Services — 3.3%
Accenture PLC, Class A	9,856	2,905,450
Adyen NV(a)(c)	63	154,497
Afterpay Ltd.(a)	354	31,421
Akamai Technologies, Inc.(a)(b)	751	87,567
Alliance Data Systems Corp.	81	8,439
Amadeus IT Group SA(a)	1,224	86,288
Amdocs Ltd.	320	24,755
Atos SE	1,855	112,956
Automatic Data Processing, Inc.	6,692	1,329,165
BigCommerce Holdings, Inc., Series-1(a)	1,792	116,337
Broadridge Financial Solutions, Inc.	425	68,650
Capgemini SE	637	122,504
Cielo SA	203,930	149,243
Cognizant Technology Solutions Corp., Class A	2,472	171,211
Computershare Ltd.	9,641	122,192
Concentrix Corp.(a)	79	12,703
Conduent, Inc.(a)	35,922	269,415

Security	Shares	Value

IT Services (continued)
CSG Systems International, Inc.	5,973	$281,806
DXC Technology Co.(a)	607	23,637
Edenred	400	22,807
EPAM Systems, Inc.(a)	344	175,770
Euronet Worldwide, Inc.(a)	114	15,430
Fastly, Inc., Class A(a)	182	10,847
Fidelity National Information Services, Inc.	10,465	1,482,576
Fiserv, Inc.(a)(b)	9,975	1,066,228
FleetCor Technologies, Inc.(a)	410	104,985
Fujitsu Ltd.	100	18,710
Gartner, Inc.(a)	312	75,566
Genpact Ltd.	574	26,077
Global Payments, Inc.	1,084	203,293
Globant SA(a)	118	25,863
GoDaddy, Inc., Class A(a)	971	84,438
HCL Technologies Ltd.	10,241	135,504
Infosys Ltd.	76,507	1,618,505
Infosys Ltd., ADR(b)	23,490	497,753
International Business Machines Corp.	3,724	545,901
International Money Express, Inc.(a)	1,834	27,235
Jack Henry & Associates, Inc.	181	29,595
Limelight Networks, Inc.(a)	17,507	55,147
LiveRamp Holdings, Inc.(a)(b)	5,553	260,158
Marathon Digital Holdings, Inc.(a)	5,748	180,315
Mastercard, Inc., Class A	8,252	3,012,723
MAXIMUS, Inc.	9,036	794,897
MongoDB, Inc.(a)	289	104,479
NTT Data Corp.	2,400	37,466
Okta, Inc.(a)	876	214,340
Paychex, Inc.	693	74,359
Paymentus Holdings, Inc., Class A(a)	6,302	223,721
PayPal Holdings, Inc.(a)	11,553	3,367,468
Sabre Corp.(a)(b)	527	6,577
Samsung SDS Co. Ltd.	629	103,305
Snowflake, Inc., Class A(a)(b)	212	51,262
Square, Inc., Class A(a)	1,329	324,010
StoneCo Ltd., Class A(a)	617	41,376
Tata Consultancy Services Ltd.	39,443	1,777,520
Tech Mahindra Ltd.	28,425	419,431
Twilio, Inc., Class A(a)	1,278	503,736
Unisys Corp.(a)	2,125	53,784
VeriSign, Inc.(a)	476	108,380
Verra Mobility Corp.(a)(b)	7,161	110,065
Visa, Inc., Class A	17,272	4,038,539
Western Union Co.	3,335	76,605
WEX, Inc.(a)	105	20,359
Wipro Ltd.	11,910	87,407
Wix.com Ltd.(a)	247	71,699
Worldline SA(a)(c)	1,547	144,961

		28,509,408

Leisure Products — 0.1%
Bandai Namco Holdings, Inc.	300	20,763
Brunswick Corp.	178	17,732
Callaway Golf Co.	4,275	144,196
Giant Manufacturing Co. Ltd.	16,000	182,868
Hasbro, Inc.	147	13,894
Johnson Outdoors, Inc., Class A	192	23,232
Malibu Boats, Inc., Class A(a)	3,058	224,243
Mattel, Inc.(a)	726	14,593
Peloton Interactive, Inc., Class A(a)	635	78,753

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Polaris, Inc.	128	$17,531
Shimano, Inc.	300	71,377
Yamaha Corp.	500	27,144
YETI Holdings, Inc.(a)	3,906	358,649

		1,194,975

Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.(a)	115	4,699
Agilent Technologies, Inc.	3,632	536,846
Akoya Biosciences, Inc.(a)	2,265	43,805
Avantor, Inc.(a)	1,439	51,099
Berkeley Lights, Inc.(a)	2,967	132,951
Bionano Genomics, Inc.(a)(b)	19,416	142,319
Bio-Rad Laboratories, Inc., Class A(a)	204	131,435
Bio-Techne Corp.	22	9,906
Bruker Corp.	5,948	451,929
Codexis, Inc.(a)(b)	10,823	245,249
Genscript Biotech Corp.(a)	26,000	113,410
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	9,900	232,026
Illumina, Inc.(a)	358	169,409
IQVIA Holdings, Inc.(a)	335	81,177
Joinn Laboratories China Co. Ltd., Class H(c)	8,260	132,701
Lonza Group AG, Registered Shares	150	106,344
Luminex Corp.	2,356	86,701
Maccura Biotechnology Co. Ltd., Class A	10,900	70,857
Maravai LifeSciences Holdings, Inc., Class A(a)	275	11,476
Medpace Holdings, Inc.(a)	3,808	672,607
Mettler-Toledo International, Inc.(a)	35	48,487
NanoString Technologies, Inc.(a)	6,337	410,574
NeoGenomics, Inc.(a)	15,951	720,507
Pacific Biosciences of California, Inc.(a)	12,627	441,566
PerkinElmer, Inc.	64	9,882
Personalis, Inc.(a)	6,506	164,602
Pharmaron Beijing Co. Ltd., Class H(c)	6,000	159,756
PPD, Inc.(a)	4,330	199,570
PRA Health Sciences, Inc.(a)	202	33,372
QIAGEN NV(a)	707	34,175
QIAGEN NV(a)(b)	688	33,286
Repligen Corp.(a)	248	49,506
Seer, Inc.(a)(b)	1,606	52,645
Singular Genomics Systems, Inc.(a)	863	23,715
Syneos Health, Inc.(a)	737	65,954
Thermo Fisher Scientific, Inc.	2,759	1,391,833
Waters Corp.(a)	47	16,244
WuXi AppTec Co. Ltd., Class H(c)	36,848	860,090
Wuxi Biologics Cayman, Inc.(a)(c)	92,500	1,693,701

		9,836,411

Machinery — 1.9%
AGCO Corp.	142	18,514
Airtac International Group	9,000	346,679
Alfa Laval AB	546	19,298
Allison Transmission Holdings, Inc.	182	7,233
Alstom SA(a)	204	10,307
Altra Industrial Motion Corp.	11,430	743,179
Ashok Leyland Ltd.(a)	46,312	76,566
Atlas Copco AB, A Shares	2,105	129,265
Atlas Copco AB, B Shares	1,676	88,269
Caterpillar, Inc.	6,343	1,380,427
Chart Industries, Inc.(a)(b)	2,010	294,103
CNH Industrial NV	2,887	47,889

Security	Shares	Value

Machinery (continued)
Colfax Corp.(a)	171	$7,834
Crane Co.	71	6,558
Daifuku Co. Ltd.	600	54,437
Deere & Co.	4,055	1,430,239
Donaldson Co., Inc.	277	17,598
Doosan Bobcat, Inc.(a)	6,358	271,223
Dover Corp.	659	99,245
Epiroc AB, Class B	1,259	24,717
FANUC Corp.	700	167,858
Federal Signal Corp.	1,778	71,529
Flowserve Corp.	224	9,032
Fortive Corp.	1,207	84,176
Franklin Electric Co., Inc.	14,738	1,188,178
Gates Industrial Corp. PLC(a)	8,525	154,047
GEA Group AG	387	15,681
Gencor Industries, Inc.(a)	5,434	66,077
Graco, Inc.	419	31,718
Harmonic Drive Systems, Inc.	900	49,463
Hillenbrand, Inc.	5,195	228,996
Hiwin Technologies Corp.	10,000	141,596
Hoshizaki Corp.	300	25,486
Hurco Cos., Inc.	1,217	42,595
Hyliion Holdings Corp.(a)	2,476	28,845
Hyundai Construction Equipment Co. Ltd.(a)	3,570	175,655
Hyundai Elevator Co. Ltd.	3,320	156,508
IDEX Corp.	499	109,805
Illinois Tool Works, Inc.	1,465	327,515
Ingersoll Rand, Inc.(a)	1,685	82,245
Iochpe Maxion SA(a)	21,564	69,498
ITT, Inc.	190	17,402
John Bean Technologies Corp.	4,479	638,795
Kennametal, Inc.	10,136	364,085
Knorr-Bremse AG	368	42,341
Komatsu Ltd.	5,900	146,164
Kone OYJ, Class B	205	16,731
Kubota Corp.	6,800	137,562
Lincoln Electric Holdings, Inc.	118	15,542
Lydall, Inc.(a)	596	36,070
Makita Corp.	3,100	145,970
Manitowoc Co., Inc.(a)	12,089	296,180
Mayville Engineering Co., Inc.(a)	2,301	46,273
Meritor, Inc.(a)	6,416	150,263
Middleby Corp.(a)	129	22,351
Mitsubishi Heavy Industries Ltd.	1,500	44,283
NGK Insulators Ltd.	5,500	92,564
Nikola Corp.(a)(b)	10,845	195,861
Nordson Corp.	294	64,536
NSK Ltd.	1,300	10,996
Oshkosh Corp.	2,789	347,621
Otis Worldwide Corp.	18,360	1,501,297
Parker-Hannifin Corp.	427	131,136
Pentair PLC	341	23,014
Proto Labs, Inc.(a)	1,740	159,732
Rational AG	38	34,427
Rexnord Corp.	3,197	159,978
Sandvik AB	2,993	76,530
Schindler Holding AG	20	6,121
Schindler Holding AG, Registered Shares	277	81,055
Shenzhen Inovance Technology Co. Ltd., Class A	17,800	203,923
Sinotruk Hong Kong Ltd.	44,500	95,363

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
SKF AB, B Shares	2,012	$51,282
SMC Corp.	300	177,478
Snap-on, Inc.	149	33,291
Spirax-Sarco Engineering PLC	283	53,302
SPX FLOW, Inc.	1,420	92,641
Stanley Black & Decker, Inc.	612	125,454
Techtronic Industries Co. Ltd.	9,000	156,843
Thermax Ltd.(a)	4,295	85,880
THK Co. Ltd.	1,000	29,843
Timken Co.	109	8,784
Toro Co.	268	29,448
Trinity Industries, Inc.(b)	38	1,022
Volvo AB, A Shares	1,349	33,482
Volvo AB, B Shares	6,650	160,261
Wabash National Corp.	953	15,248
Wartsila OYJ Abp	1,500	22,286
Watts Water Technologies, Inc., Class A	902	131,611
Welbilt, Inc.(a)	8,619	199,530
Woodward, Inc.	114	14,008
Xylem, Inc.	1,787	214,369
Yaskawa Electric Corp.	600	29,301
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	43,500	161,095
Zhengzhou Yutong Bus Co. Ltd., Class A	30,100	58,063
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	147,200	210,044
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	403,600	422,455

		16,121,270

Marine — 0.2%
AP Moeller - Maersk A/S, Class A	13	36,161
AP Moeller - Maersk A/S, Class B	11	31,668
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	107,000	268,877
Evergreen Marine Corp. Taiwan Ltd.(a)	92,000	649,838
Kirby Corp.(a)	75	4,548
Kuehne + Nagel International AG, Registered Shares	505	172,841
Yang Ming Marine Transport Corp.(a)	25,000	163,644

		1,327,577

Media — 0.7%
Cable One, Inc.	16	30,605
Cardlytics, Inc.(a)	4,333	549,988
Charter Communications, Inc., Class A(a)	432	311,666
Comcast Corp., Class A(b)	35,478	2,022,956
ComScore, Inc.(a)	13,300	66,500
Cumulus Media, Inc., Class A(a)	3,764	55,143
Dentsu Group, Inc.	200	7,176
Discovery, Inc., Class A(a)	12,154	372,885
Discovery, Inc., Class C(a)	2,141	62,046
Emerald Holding, Inc.(a)	7,770	41,880
Entravision Communications Corp., Class A	18,562	123,994
EW Scripps Co., Class A	4,978	101,501
Fox Corp., Class A	3,016	111,984
Fox Corp., Class B	397	13,974
Gannett Co., Inc.(a)	8,039	44,134
Grupo Televisa SAB, Series CPO	55,432	158,560
iHeartMedia, Inc., Class A(a)(b)	8,059	217,029
Informa PLC(a)	5,081	35,312
Interpublic Group of Cos., Inc.	487	15,823
John Wiley & Sons, Inc., Class A	8	481
Liberty Broadband Corp., Class A(a)	101	16,985

Security	Shares	Value

Media (continued)
Liberty Broadband Corp., Class C(a)	411	$71,374
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	289	13,462
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	628	29,133
Magnite, Inc.(a)	7,065	239,080
McClatchy Co., Class A(a)(d)	3,156	—
Meredith Corp.(a)	703	30,538
MultiChoice Group	6,553	53,847
National CineMedia, Inc.	13,432	68,100
New York Times Co., Class A	368	16,026
News Corp., Class A	800	20,616
News Corp., Class B	371	9,034
Nexstar Media Group, Inc., Class A	85	12,570
Omnicom Group, Inc.	488	39,035
Pearson PLC	2,443	28,133
Publicis Groupe SA	234	14,975
Sinclair Broadcast Group, Inc., Class A	10,563	350,903
Sirius XM Holdings, Inc.(b)	75,825	495,895
TEGNA, Inc.	12,229	229,416
Townsquare Media, Inc., Class A(a)	5,405	68,914
ViacomCBS, Inc., Class A(b)	612	29,651
ViacomCBS, Inc., Class B	1,521	68,749
WPP PLC	2,535	34,268

		6,284,341

Metals & Mining — 1.6%
Alrosa AO(a)	235,543	433,036
Aneka Tambang Tbk	451,400	71,808
Angang Steel Co. Ltd., Class H	458,000	289,960
Anglo American Platinum Ltd.	1,366	157,764
AngloGold Ashanti Ltd.	14,029	260,400
Antofagasta PLC	2,613	51,962
ArcelorMittal SA	2,941	90,545
Baoshan Iron & Steel Co. Ltd., Class A	86,560	102,203
BlueScope Steel Ltd.	1,018	16,728
Boliden AB	3,530	135,833
China Hongqiao Group Ltd.	57,500	77,908
China Molybdenum Co. Ltd., Class H	249,000	147,548
China Steel Corp.	383,000	543,919
Cia Siderurgica Nacional SA	16,350	144,605
Cleveland-Cliffs, Inc.(a)(b)	10,763	232,050
Commercial Metals Co.(b)	18,441	566,508
Constellium SE(a)	2,523	47,811
Evraz PLC	2,158	17,705
Fortescue Metals Group Ltd.	1,513	26,430
Glencore PLC	15,429	66,223
Gold Fields Ltd.	30,159	268,947
Hecla Mining Co.	21,726	161,641
Hindalco Industries Ltd.	68,687	344,788
Hitachi Metals Ltd.(a)	2,300	43,953
Hochschild Mining PLC	52,450	111,439
Hunan Valin Steel Co. Ltd., Class A	152,000	155,012
Impala Platinum Holdings Ltd.	16,829	276,795
Industrias Penoles SAB de CV(a)	12,192	168,293
JSW Steel Ltd.	14,668	135,289
Korea Zinc Co. Ltd.	138	52,919
Materion Corp.	4,121	310,517
MMC Norilsk Nickel PJSC	1,510	511,821
MMC Norilsk Nickel PJSC, ADR	1,416	48,313
MP Materials Corp.(a)(b)	2,021	74,494
Newmont Corp.	3,918	248,323
Nippon Steel Corp.	1,600	27,053

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Northam Platinum Ltd.(a)	6,801	$102,734
Novagold Resources, Inc.(a)	30,302	242,719
Novolipetsk Steel PJSC(a)	41,368	130,084
Nucor Corp.	1,601	153,584
Olympic Steel, Inc.	3,046	89,522
POSCO	3,158	975,979
Press Metal Aluminium Holdings BHD	83,900	96,602
Reliance Steel & Aluminum Co.	3,741	564,517
Rio Tinto Ltd.	461	43,705
Rio Tinto PLC	2,240	184,996
Royal Gold, Inc.	210	23,961
Ryerson Holding Corp.(a)	10,872	158,731
Saudi Arabian Mining Co.(a)	27,346	461,507
Schnitzer Steel Industries, Inc., Class A	10,721	525,865
Seah Besteel Corp.	1,049	29,499
Severstal PAO	5,550	119,157
Severstal PJSC, GDR	14,679	315,598
Southern Copper Corp.	2,199	141,440
Steel Dynamics, Inc.	1,108	66,037
TA Chen Stainless Pipe	61,000	130,127
Tung Ho Steel Enterprise Corp.	46,000	86,660
United States Steel Corp.(b)	16,035	384,840
Vale SA	69,823	1,589,822
voestalpine AG	1,233	50,293
Worthington Industries, Inc.	10,205	624,342
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,800	154,786
Zijin Mining Group Co. Ltd., Class H	86,000	115,402

		13,983,052

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc.	943	19,473
AGNC Investment Corp.	1,897	32,040
Annaly Capital Management, Inc.	6,017	53,431
Arbor Realty Trust, Inc.	25,677	457,564
Blackstone Mortgage Trust, Inc., Class A(b)	14,530	463,362
Ellington Financial, Inc.	23,425	448,589
Granite Point Mortgage Trust, Inc.	1,427	21,048
New Residential Investment Corp.	695	7,360
Starwood Property Trust, Inc.	555	14,524

		1,517,391

Multi-line Retail — 0.4%
Big Lots, Inc.(b)	2,789	184,102
Dollar General Corp.	1,374	297,320
Dollar Tree, Inc.(a)	1,552	154,424
Franchise Group, Inc.	3,980	140,375
Kohl’s Corp.	372	20,501
Nordstrom, Inc.(a)(b)	1,246	45,566
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	99	8,329
Pan Pacific International Holdings Corp.	500	10,397
Target Corp.	10,523	2,543,830
Wesfarmers Ltd.	688	30,501

		3,435,345

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	3,709	90,945
Consolidated Edison, Inc.(b)	23,515	1,686,496
DTE Energy Co.	5,380	697,248
E.ON SE	14,610	169,033
Engie SA	9,932	136,193
MDU Resources Group, Inc.	390	12,223
National Grid PLC	17,739	225,634

Security	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	15,815	$952,379
Public Service Enterprise Group, Inc.	6,656	397,629
Sempra Energy	1,747	231,443
Suez SA	2,432	57,861
Veolia Environnement SA	2,938	88,818

		4,745,902

Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.(b)	21,295	221,255
Antero Resources Corp.(a)	25,837	388,330
APA Corp.	874	18,905
Ardmore Shipping Corp.(a)	13,146	55,476
BP PLC	54,799	240,315
Brigham Minerals, Inc., Class A	11,525	245,367
Cabot Oil & Gas Corp.	1,262	22,035
Callon Petroleum Co.(a)	1,200	69,228
Centennial Resource Development, Inc., Class A(a)	10,846	73,536
Cheniere Energy, Inc.(a)	2,140	185,624
Chesapeake Energy Corp.(b)	6,466	335,715
Chevron Corp.	19,064	1,996,763
China Petroleum & Chemical Corp., ADR(b)	4,125	210,416
China Petroleum & Chemical Corp., Class A	286,594	193,280
China Petroleum & Chemical Corp., Class H	514,000	261,245
Cimarex Energy Co.	206	14,925
Clean Energy Fuels Corp.(a)	16,848	171,007
CNX Resources Corp.(a)	19,621	268,023
ConocoPhillips	6,685	407,116
Continental Resources, Inc.(b)	950	36,129
CVR Energy, Inc.	2,801	50,306
Delek US Holdings, Inc.	15,568	336,580
Denbury, Inc.(a)	636	48,832
Devon Energy Corp.	8,327	243,065
Diamondback Energy, Inc.	451	42,344
ENEOS Holdings, Inc.	10,200	42,746
Energy Fuels, Inc.(a)	6,152	37,220
Eni SpA	7,112	86,706
EOG Resources, Inc.	10,254	855,594
EQT Corp.(a)(b)	3,232	71,944
Equitrans Midstream Corp.	413	3,515
Evolution Petroleum Corp.	24,873	123,370
Extraction Oil & Gas, Inc.(a)	3,105	170,496
Exxon Mobil Corp.	18,299	1,154,301
Falcon Minerals Corp.	15,200	77,216
Formosa Petrochemical Corp.	36,000	137,604
Galp Energia SGPS SA	1,631	17,733
Gazprom PJSC, ADR	9,194	70,184
Gevo, Inc.(a)	3,364	24,456
Golar LNG Ltd.(a)	1,491	19,756
Green Plains, Inc.(a)	5,145	172,975
Gulfport Energy Operating Corp.(a)	2,258	146,093
Hess Corp.	11,413	996,583
HollyFrontier Corp.	283	9,311
Idemitsu Kosan Co. Ltd.	100	2,416
Indian Oil Corp. Ltd.	46,811	68,058
Inpex Corp.	4,800	35,925
Kinder Morgan, Inc.	60,520	1,103,280
Koninklijke Vopak NV	174	7,910
Kosmos Energy Ltd.(a)	10,864	37,589
LUKOIL PJSC	6,879	636,447
LUKOIL PJSC, ADR	15,744	1,461,238
Lundin Energy AB	762	27,015

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A(a)	10,020	$156,613
Marathon Oil Corp.	1,922	26,178
Marathon Petroleum Corp.	5,003	302,281
Matador Resources Co.(b)	4,933	177,637
MOL Hungarian Oil & Gas PLC(a)	61,057	485,838
Murphy Oil Corp.	3,290	76,591
Neste OYJ	1,473	90,357
Northern Oil and Gas, Inc.	3,461	71,885
Novatek PJSC, GDR, Registered Shares	2,140	469,589
Oasis Petroleum, Inc.(b)	755	75,915
Occidental Petroleum Corp.	5,697	178,145
Occidental Petroleum Corp.(a)	365	5,077
Oil Search Ltd.	6,294	17,981
OMV AG	329	18,775
ONEOK, Inc.	3,699	205,812
Ovintiv, Inc.	17,580	553,243
Par Pacific Holdings, Inc.(a)(b)	6,535	109,919
PBF Energy, Inc., Class A(a)(b)	16,035	245,336
PDC Energy, Inc.	4,226	193,509
Penn Virginia Corp.(a)	2,191	51,730
PetroChina Co. Ltd., ADR	3,715	182,146
PetroChina Co. Ltd., Class H	750,000	367,282
Phillips 66	18,910	1,622,856
Pioneer Natural Resources Co.	1,029	167,233
Polski Koncern Naftowy ORLEN SA	13,549	273,167
PTT Exploration & Production PCL, NVDR	58,200	212,960
PTT PCL, NVDR	207,900	255,127
Reliance Industries Ltd.	52,024	1,479,373
Repsol SA	4,269	53,630
REX American Resources Corp.(a)	520	46,894
SandRidge Energy, Inc.(a)	5,103	32,047
Santos Ltd.	2,258	11,993
Saudi Arabian Oil Co.(c)	9,035	84,554
Scorpio Tankers, Inc.(b)	8,700	191,835
SK Innovation Co. Ltd.(a)	2,783	729,726
SM Energy Co.	7,807	192,286
S-Oil Corp.(a)	8,352	760,542
Southwestern Energy Co.(a)	24,962	141,535
Talos Energy, Inc.(a)	8,584	134,254
Targa Resources Corp.	692	30,759
Tatneft PJSC	31,528	229,340
Tellurian, Inc.(a)	24,796	115,301
TotalEnergies SE	6,787	307,463
Ultrapar Participacoes SA	65,164	240,936
Valero Energy Corp.	7,410	578,573
Vertex Energy, Inc.(a)	7,657	101,302
W&T Offshore, Inc.(a)	41,492	201,236
Williams Cos., Inc.	10,333	274,341
Woodside Petroleum Ltd.	3,383	56,333
World Fuel Services Corp.	9,726	308,606
YPF SA, ADR(a)	19,482	91,176

		26,720,715

Paper & Forest Products — 0.1%
Domtar Corp.(a)	2,021	111,074
Louisiana-Pacific Corp.	9,302	560,818
Mondi PLC	1,470	38,703
Shandong Sun Paper Industry JSC Ltd., Class A	126,262	260,480
Stora Enso OYJ, B Shares	3,793	69,264

Security	Shares	Value

Paper & Forest Products (continued)
Svenska Cellulosa AB SCA, Class B	2,070	$33,952
UPM-Kymmene OYJ	1,574	59,588

		1,133,879

Personal Products — 0.5%
Amorepacific Group	3,245	184,528
Colgate-Palmolive India Ltd.	22,646	514,027
Coty, Inc., Class A(a)	94	878
Dabur India Ltd.	75,400	577,320
Emami Ltd.	13,354	100,759
Estee Lauder Cos., Inc., Class A	2,141	681,009
Herbalife Nutrition Ltd.(a)	6,051	319,069
LG Household & Health Care Ltd.	339	530,407
L’Oreal SA	510	227,763
Marico Ltd.	57,867	413,432
Medifast, Inc.	240	67,915
Natural Health Trends Corp.	3	21
Nature’s Sunshine Products, Inc.	993	17,248
Nu Skin Enterprises, Inc., Class A	30	1,700
Shiseido Co. Ltd.	200	14,752
Unilever PLC	6,860	400,854
USANA Health Sciences, Inc.(a)	434	44,455

		4,096,137

Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc.(a)	6,195	108,784
Amneal Pharmaceuticals, Inc.(a)	9	46
Amphastar Pharmaceuticals, Inc.(a)	17,284	348,445
Arvinas, Inc.(a)	2,178	167,706
Astellas Pharma, Inc.	4,000	69,707
AstraZeneca PLC	3,140	377,253
Atea Pharmaceuticals, Inc.(a)	1,866	40,082
Axsome Therapeutics, Inc.(a)(b)	2,213	149,289
BioDelivery Sciences International, Inc.(a)(b)	19,969	71,489
Bristol-Myers Squibb Co.	28,974	1,936,043
CanSino Biologics, Inc., Class H(a)(c)	3,200	169,965
Cassava Sciences, Inc.(a)(b)	1,703	145,504
Catalent, Inc.(a)	210	22,705
China Resources Pharmaceutical Group Ltd.(c)	384,000	239,139
Chugai Pharmaceutical Co. Ltd.	1,800	71,346
Citius Pharmaceuticals, Inc.(a)(b)	5,885	20,480
Collegium Pharmaceutical, Inc.(a)	5,615	132,739
CSPC Pharmaceutical Group Ltd.	431,520	623,310
Cymabay Therapeutics, Inc.(a)(b)	5,003	21,813
Daiichi Sankyo Co. Ltd.	4,300	92,764
Eisai Co. Ltd.	600	58,966
Elanco Animal Health, Inc.(a)	636	22,063
Eli Lilly & Co.	2,334	535,700
Endo International PLC(a)	15,135	70,832
GlaxoSmithKline PLC	12,411	243,989
Harmony Biosciences Holdings, Inc.(a)(b)	2,401	67,780
Intra-Cellular Therapies, Inc.(a)	1,484	60,577
Johnson & Johnson	30,869	5,085,359
Kala Pharmaceuticals, Inc.(a)(b)	2,505	13,277
KemPharm, Inc.(a)	1,414	18,128
Lannett Co., Inc.(a)	9,376	43,786
Luye Pharma Group Ltd.(b)(c)	228,500	150,174
Merck & Co., Inc.	7,651	595,018
Merck KGaA	434	83,274
Mind Medicine MindMed, Inc.(a)	15,081	52,029
Nektar Therapeutics(a)	241	4,136
Novan, Inc.(a)	2,392	24,064

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Novartis AG, Registered Shares	6,057	$552,559
Novo Nordisk A/S, Class B	4,425	370,411
Ono Pharmaceutical Co. Ltd.	400	8,920
Optinose, Inc.(a)	4,371	13,594
Oramed Pharmaceuticals, Inc.(a)	2,439	32,634
Organon & Co.(a)	551	16,673
Otsuka Holdings Co. Ltd.	600	24,913
Perrigo Co. PLC	2,940	134,799
Pfizer, Inc.	27,740	1,086,298
Phathom Pharmaceuticals, Inc.(a)	1,525	51,621
Provention Bio, Inc.(a)(b)	2,579	21,741
Reata Pharmaceuticals, Inc., Class A(a)	1,740	246,262
Relmada Therapeutics, Inc.(a)	2,081	66,613
Revance Therapeutics, Inc.(a)	3,370	99,887
Roche Holding AG	2,027	769,912
Royalty Pharma PLC, Class A	778	31,890
Sanofi	2,377	249,734
Shionogi & Co. Ltd.	400	20,846
Sino Biopharmaceutical Ltd.	502,000	491,825
Supernus Pharmaceuticals, Inc.(a)	4,710	145,021
Takeda Pharmaceutical Co. Ltd.	4,200	140,954
Teva Pharmaceutical Industries Ltd., ADR(a)	817	8,088
TherapeuticsMD, Inc.(a)	37,248	44,325
Theravance Biopharma, Inc.(a)	4,402	63,917
UCB SA	263	27,544
Viatris, Inc.	2,159	30,852
Vifor Pharma AG	78	10,106
Xeris Pharmaceuticals, Inc.(a)(b)	14,566	59,284
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.(c)	110,200	121,556
Zoetis, Inc.	1,238	230,714
Zogenix, Inc.(a)	13,486	233,038

		17,344,292

Professional Services — 0.7%
Adecco Group AG, Registered Shares	2,792	189,972
ASGN, Inc.(a)	5,602	543,002
Booz Allen Hamilton Holding Corp.	1,177	100,257
CACI International, Inc., Class A(a)(b)	48	12,246
Clarivate PLC(a)	2,444	67,283
CoStar Group, Inc.(a)	3,700	306,434
Dun & Bradstreet Holdings, Inc.(a)	95	2,030
Equifax, Inc.	1,097	262,742
Experian PLC	4,407	170,151
Franklin Covey Co.(a)	5,812	188,018
FTI Consulting, Inc.(a)	56	7,650
Heidrick & Struggles International, Inc.	5,576	248,411
IHS Markit Ltd.	4,594	517,560
Insperity, Inc.	7,849	709,314
Intertek Group PLC	815	62,375
KBR, Inc.	1,832	69,891
Kelly Services, Inc., Class A(a)	7,169	171,841
Kforce, Inc.	7,796	490,602
ManpowerGroup, Inc.	116	13,794
Mistras Group, Inc.(a)	5,359	52,679
Nielsen Holdings PLC	837	20,649
Persol Holdings Co. Ltd.	700	13,823
Randstad NV	733	56,192
Recruit Holdings Co. Ltd.	4,100	201,059
RELX PLC	8,853	234,752
Robert Half International, Inc.	1,766	157,121
Science Applications International Corp.	107	9,387
Teleperformance	77	31,269

Security	Shares	Value

Professional Services (continued)
TransUnion	1,076	$118,156
TriNet Group, Inc.(a)	6,462	468,366
Upwork, Inc.(a)	8,370	487,887
Verisk Analytics, Inc.	1,515	264,701
Wolters Kluwer NV	2,716	272,995

		6,522,609

Real Estate Management & Development — 1.0%
Agile Group Holdings Ltd.	52,000	67,389
Aldar Properties PJSC	82,096	85,410
Altisource Portfolio Solutions SA(a)	4,614	41,018
Aroundtown SA	3,445	26,879
CapitaLand Ltd.	15,200	41,986
CBRE Group, Inc., Class A(a)(b)	13,251	1,136,008
China Aoyuan Group Ltd.	62,000	52,362
China Overseas Land & Investment Ltd.	86,000	195,016
China Overseas Property Holdings Ltd.	70,000	74,830
China Resources Land Ltd.	80,000	323,104
CIFI Holdings Group Co. Ltd.	86,000	67,082
City Developments Ltd.	3,600	19,550
CK Asset Holdings Ltd.	6,000	41,298
Country Garden Holdings Co. Ltd.	96,000	107,450
Cushman & Wakefield PLC(a)(b)	12,526	218,829
Daito Trust Construction Co. Ltd.	100	10,910
Daiwa House Industry Co. Ltd.	1,800	54,123
Deutsche Wohnen SE	839	51,337
Emaar Properties PJSC	94,788	107,659
ESR Cayman Ltd.(a)(c)	3,000	10,115
eXp World Holdings, Inc.(a)	1,888	73,198
Fastighets AB Balder, B Shares(a)	162	10,155
Forestar Group, Inc.(a)	797	16,665
FRP Holdings, Inc.(a)	87	4,844
Hang Lung Properties Ltd.	4,000	9,701
Henderson Land Development Co. Ltd.	9,000	42,590
Hongkong Land Holdings Ltd.(b)	3,100	14,764
Howard Hughes Corp.(a)	47	4,581
Jinke Properties Group Co. Ltd., Class A	75,500	67,619
Jinke Smart Services Group Co. Ltd., Class H	7,300	68,467
Jones Lang LaSalle, Inc.(a)	124	24,237
KE Holdings, Inc., ADR(a)(b)	7,867	375,099
Kennedy-Wilson Holdings, Inc.	29,804	592,205
KWG Group Holdings Ltd.	61,000	81,581
LEG Immobilien SE	194	27,928
Lendlease Corp. Ltd.	729	6,264
Longfor Group Holdings Ltd.(c)	21,500	119,758
Marcus & Millichap, Inc.(a)	20,414	793,492
Mitsubishi Estate Co. Ltd.	3,700	59,805
Mitsui Fudosan Co. Ltd.	2,500	57,809
NEPI Rockcastle PLC	32,009	226,887
New World Development Co. Ltd.	5,000	25,930
Newmark Group, Inc., Class A	29,351	352,506
RE/MAX Holdings, Inc., Class A	7,378	245,909
Realogy Holdings Corp.(a)	19,266	351,027
Redfin Corp.(a)	4,703	298,217
RMR Group, Inc., Class A	6,200	239,568
Shimao Group Holdings Ltd.	83,500	204,550
Sino Land Co. Ltd.	4,000	6,306
St. Joe Co.	1,799	80,253
Sumitomo Realty & Development Co. Ltd.	900	32,188
Sun Hung Kai Properties Ltd.	4,500	66,879
Sunac China Holdings Ltd.	250,000	857,260
Swire Pacific Ltd., Class A	1,500	10,163

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Swire Properties Ltd.	3,000	$8,936
Swiss Prime Site AG, Registered Shares	727	72,153
UOL Group Ltd.	2,000	10,877
Vonovia SE	1,899	122,724
Wharf Real Estate Investment Co. Ltd.	5,000	29,065

		8,424,515

Road & Rail — 0.7%
ArcBest Corp.	2,190	127,436
Avis Budget Group, Inc.(a)	688	53,588
Central Japan Railway Co.	300	45,585
CJ Logistics Corp.(a)	1,017	159,708
Container Corp. Of India Ltd.	18,007	169,491
Covenant Logistics Group, Inc., Class A(a)	5,244	108,446
CSX Corp.	7,707	247,241
East Japan Railway Co.	500	35,657
Hankyu Hanshin Holdings, Inc.	300	9,260
JB Hunt Transport Services, Inc.(b)	68	11,081
Kansas City Southern	353	100,030
Kintetsu Group Holdings Co. Ltd.(a)	300	10,545
Knight-Swift Transportation Holdings, Inc.	505	22,957
Landstar System, Inc.(b)	2,163	341,797
Localiza Rent a Car SA	23,614	303,851
Lyft, Inc., Class A(a)	1,760	106,445
Marten Transport Ltd.	1,986	32,749
MTR Corp. Ltd.	19,500	108,576
Norfolk Southern Corp.	908	240,992
Old Dominion Freight Line, Inc.	165	41,877
Rumo SA(a)	16,014	61,657
Ryder System, Inc.(b)	11,991	891,291
Schneider National, Inc., Class B	17,474	380,409
Uber Technologies, Inc.(a)	6,059	303,677
Union Pacific Corp.	2,389	525,413
United International Transportation Co.	4,922	59,240
Werner Enterprises, Inc.(b)	27,259	1,213,571
West Japan Railway Co.	200	11,429

		5,723,999

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	14,658	1,376,826
Alpha & Omega Semiconductor Ltd.(a)	840	25,528
Ambarella, Inc.(a)	2,976	317,331
Analog Devices, Inc.	354	60,945
Applied Materials, Inc.	8,147	1,160,133
ASML Holding NV	1,034	713,790
ASPEED Technology, Inc.	1,000	72,140
Broadcom, Inc.	993	473,502
Brooks Automation, Inc.	4,144	394,840
ChipMOS Technologies, Inc.	106,000	181,005
Cirrus Logic, Inc.(a)	101	8,597
CMC Materials, Inc.	2,325	350,470
Cree, Inc.(a)	285	27,910
Disco Corp.	200	60,810
Entegris, Inc.	432	53,123
Everlight Electronics Co. Ltd.	32,000	60,489
Faraday Technology Corp.	106,000	289,279
First Solar, Inc.(a)(b)	212	19,188
Gigadevice Semiconductor Beijing, Inc., Class A	6,340	183,898
Ichor Holdings Ltd.(a)	6,224	334,851
Infineon Technologies AG	513	20,635
Intel Corp.	53,684	3,013,820

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Kinsus Interconnect Technology Corp.	44,000	$212,936
KLA Corp.	382	123,848
Lam Research Corp.	950	618,165
Lasertec Corp.	300	58,028
Lattice Semiconductor Corp.(a)	17,527	984,667
Macronix International Co. Ltd.	128,000	209,662
MediaTek, Inc.	52,000	1,793,284
Meta Materials, Inc.(a)	7,773	58,224
Microchip Technology, Inc.	136	20,365
Micron Technology, Inc.(a)	1,835	155,938
MKS Instruments, Inc.	133	23,667
Nanya Technology Corp.	102,000	291,498
Novatek Microelectronics Corp.	32,000	571,938
NVIDIA Corp.	3,181	2,545,118
ON Semiconductor Corp.(a)(b)	975	37,323
Parade Technologies Ltd.	4,000	198,504
Phison Electronics Corp.	11,000	189,502
Power Integrations, Inc.	11,748	964,041
Qualcomm, Inc.	18,686	2,670,790
Realtek Semiconductor Corp.	29,000	525,331
Semtech Corp.(a)	1,815	124,872
Silicon Laboratories, Inc.(a)	12,494	1,914,705
Sitronix Technology Corp.	10,000	112,144
SK Hynix, Inc.	12,850	1,450,361
SMART Global Holdings, Inc.(a)	429	20,455
STMicroelectronics NV	1,448	52,659
SunPower Corp.(a)(b)	3,532	103,205
Synaptics, Inc.(a)	2,781	432,668
Taiwan Semiconductor Manufacturing Co. Ltd.	546,000	11,759,763
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,224	267,236
Teradyne, Inc.	766	102,613
Texas Instruments, Inc.	1,339	257,490
Tokyo Electron Ltd.	500	216,192
Ultra Clean Holdings, Inc.(a)	6,408	344,238
United Microelectronics Corp.	87,000	164,978
Universal Display Corp.	104	23,122
Visual Photonics Epitaxy Co. Ltd.	92,000	442,045
Xilinx, Inc.	1,779	257,315

		39,498,000

Software — 5.6%
8x8, Inc.(a)	4,671	129,667
ACI Worldwide, Inc.(a)(b)	16,476	611,919
Adobe, Inc.(a)	6,878	4,028,032
Alarm.com Holdings, Inc.(a)	1,885	159,659
Alkami Technology, Inc.(a)	840	29,963
Altair Engineering, Inc., Class A(a)	6,679	460,651
Alteryx, Inc., Class A(a)	3,473	298,747
Anaplan, Inc.(a)	329	17,536
ANSYS, Inc.(a)	365	126,677
Appfolio, Inc., Class A(a)	651	91,921
Appian Corp.(a)(b)	4,059	559,127
Asana, Inc., Class A(a)	3,213	199,302
Aspen Technology, Inc.(a)	165	22,694
Atlassian Corp. PLC, Class A(a)	423	108,652
Autodesk, Inc.(a)	975	284,602
Avalara, Inc.(a)	214	34,625
Avaya Holdings Corp.(a)(b)	4,221	113,545
Bill.Com Holdings, Inc.(a)	190	34,804
Black Knight, Inc.(a)(b)	357	27,839
Blackline, Inc.(a)(b)	5,566	619,329

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Bottomline Technologies DE, Inc.(a)	9,033	$334,944
Box, Inc., Class A(a)	22,234	568,079
Cadence Design Systems, Inc.(a)	2,162	295,805
CDK Global, Inc.	246	12,224
Cerence, Inc.(a)	2,813	300,175
Ceridian HCM Holding, Inc.(a)	560	53,715
Check Point Software Technologies Ltd.(a)	169	19,626
Citrix Systems, Inc.	552	64,733
Cloudera, Inc.(a)(b)	13,577	215,331
Cloudflare, Inc., Class A(a)	339	35,880
CommVault Systems, Inc.(a)	5,578	436,032
Cornerstone OnDemand, Inc.(a)	3,484	179,705
Coupa Software, Inc.(a)	296	77,585
Crowdstrike Holdings, Inc., Class A(a)	493	123,896
Dassault Systemes SE	482	116,980
Datadog, Inc., Class A(a)	517	53,809
Digital Turbine, Inc.(a)	3,681	279,866
DocuSign, Inc.(a)	611	170,817
Dolby Laboratories, Inc., Class A	125	12,286
Domo, Inc., Class B(a)	1,894	153,092
Dropbox, Inc., Class A(a)	326	9,881
Duck Creek Technologies, Inc.(a)	48	2,088
Dynatrace, Inc.(a)	1,323	77,290
Elastic NV(a)	163	23,759
Envestnet, Inc.(a)	4,160	315,578
Everbridge, Inc.(a)	56	7,620
Fair Isaac Corp.(a)	115	57,808
FireEye, Inc.(a)	338	6,834
Five9, Inc.(a)	153	28,059
Fortinet, Inc.(a)	393	93,609
Guidewire Software, Inc.(a)	398	44,863
HubSpot, Inc.(a)	1,487	866,505
InterDigital, Inc.	1,091	79,676
Intuit, Inc.	5,737	2,812,105
j2 Global, Inc.(a)(b)	3,176	436,859
KnowBe4, Inc., Class A(a)	1,486	46,467
LivePerson, Inc.(a)(b)	9,198	581,682
Manhattan Associates, Inc.(a)	144	20,857
Medallia, Inc.(a)(b)	114	3,847
Microsoft Corp.	53,309	14,441,408
MicroStrategy, Inc., Class A(a)(b)	447	297,031
Mimecast Ltd.(a)	10,717	568,537
Model N, Inc.(a)	2,467	84,544
Momentive Global, Inc.(a)	8,982	189,251
Monday.com Ltd.(a)	233	52,096
nCino Inc.(a)	30	1,798
New Relic, Inc.(a)	63	4,219
NortonLifeLock, Inc.	1,417	38,571
Nuance Communications, Inc.(a)	918	49,976
Nutanix, Inc., Class A(a)	381	14,562
Olo, Inc., Class A(a)	2,154	80,538
Oracle Corp.	6,236	485,410
PagerDuty, Inc.(a)(b)	10,718	456,372
Palantir Technologies, Inc., Class A(a)(b)	1,885	49,689
Paycom Software, Inc.(a)(b)	157	57,065
Paylocity Holding Corp.(a)(b)	269	51,325
Pegasystems, Inc.	70	9,743
Ping Identity Holding Corp.(a)(b)	5,712	130,805
Procore Technologies, Inc.(a)	1,385	131,506
Progress Software Corp.	6,020	278,425

Security	Shares	Value

Software (continued)
Proofpoint, Inc.(a)	133	$23,110
PROS Holdings, Inc.(a)	6,897	314,296
PTC, Inc.(a)	5,320	751,503
Rapid7, Inc.(a)(b)	6,154	582,353
RingCentral, Inc., Class A(a)	632	183,647
Riot Blockchain, Inc.(a)(b)	3,212	120,996
SailPoint Technologies Holding, Inc.(a)	7,467	381,340
salesforce.com, Inc.(a)	5,729	1,399,423
SAP SE	2,820	396,096
SentinelOne, Inc., Class A	5,345	227,162
ServiceNow, Inc.(a)	2,440	1,340,902
Shanghai Baosight Software Co. Ltd., Class A	16,770	131,858
Sinch AB(a)(c)	910	15,313
Slack Technologies, Inc., Class A(a)	3,089	136,843
Smartsheet, Inc., Class A(a)	904	65,377
Splunk, Inc.(a)	6,264	905,649
Sprout Social, Inc., Class A(a)	4,392	392,733
SS&C Technologies Holdings, Inc.	675	48,640
Sumo Logic, Inc.(a)	2,355	48,631
Synchronoss Technologies, Inc.(a)(b)	11,580	41,572
Synopsys, Inc.(a)	434	119,693
Temenos AG, Registered Shares	216	34,727
Tenable Holdings, Inc.(a)	10,906	450,963
Teradata Corp.(a)	174	8,695
TOTVS SA	14,390	108,927
Trade Desk, Inc., Class A(a)	1,470	113,719
Trend Micro, Inc.	600	31,418
Tyler Technologies, Inc.(a)	36	16,285
UiPath, Inc., Class A(a)(b)	2,335	158,617
Unity Software, Inc.(a)(b)	331	36,354
Varonis Systems, Inc.(a)(b)	15,188	875,133
Verint Systems, Inc.(a)(b)	8,017	361,326
VMware, Inc., Class A(a)(b)	4,849	775,695
Workday, Inc., Class A(a)(b)	6,519	1,556,346
Workiva, Inc.(a)	1,694	188,593
Yext, Inc.(a)	27,177	388,359
Zendesk, Inc.(a)	3,656	527,707
Zoom Video Communications, Inc., Class A(a)	625	241,894
Zscaler, Inc.(a)(b)	313	67,627
Zuora, Inc., Class A(a)	9,783	168,757

		48,190,408

Specialty Retail — 1.6%
Aaron’s Co., Inc.	3,745	119,803
ABC-Mart, Inc.	300	17,255
Advance Auto Parts, Inc.(b)	148	30,361
American Eagle Outfitters, Inc.	24,374	914,756
Asbury Automotive Group, Inc.(a)	759	130,070
At Home Group, Inc.(a)	2,331	85,874
AutoNation, Inc.(a)	102	9,671
AutoZone, Inc.(a)(b)	59	88,041
Bed Bath & Beyond, Inc.(a)	7,067	235,260
Best Buy Co., Inc.	836	96,123
Burlington Stores, Inc.(a)	351	113,018
Camping World Holdings, Inc., Class A(b)	3,812	156,254
CarMax, Inc.(a)(b)	523	67,545
Carvana Co.(a)	190	57,346
China Yongda Automobiles Services Holdings Ltd.	82,500	147,651
Conn’s, Inc.(a)(b)	3,034	77,367
Designer Brands, Inc., Class A(a)(b)	8,118	134,353
Dick’s Sporting Goods, Inc.	113	11,321

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Fast Retailing Co. Ltd.	100	$75,169
Five Below, Inc.(a)	133	25,705
Floor & Decor Holdings, Inc., Class A(a)	227	23,994
Foot Locker, Inc.	195	12,018
Foschini Group Ltd.(a)	8,277	91,808
Gap, Inc.	342	11,508
Genesco, Inc.(a)	576	36,680
Group 1 Automotive, Inc.	2,899	447,693
Guess?, Inc.	5,797	153,041
H & M Hennes & Mauritz AB, B Shares(a)	1,476	35,054
Haverty Furniture Cos., Inc.	2,473	105,745
Hibbett, Inc.(a)(b)	2,033	182,218
Home Depot, Inc.	6,651	2,120,937
Home Product Center PCL, NVDR	1,005,000	451,945
Hotai Motor Co. Ltd.	13,000	286,431
Hotel Shilla Co. Ltd.	1,069	92,056
Industria de Diseno Textil SA	2,799	98,824
Jarir Marketing Co.	1,147	64,589
L Brands, Inc.	2,532	182,456
Lazydays Holdings, Inc.(a)(b)	964	21,208
Lithia Motors, Inc.	2,181	749,479
Lowe’s Cos., Inc.	7,288	1,413,653
MarineMax, Inc.(a)	6,761	329,531
Mr Price Group Ltd.	13,921	205,227
National Vision Holdings, Inc.(a)	6,933	354,484
Nitori Holdings Co. Ltd.	100	17,660
ODP Corp.(a)	1,452	69,710
O’Reilly Automotive, Inc.(a)	174	98,521
Penske Automotive Group, Inc.	8	604
Pepkor Holdings Ltd.(a)(c)	27,764	39,138
Rent-A-Center, Inc.	6,390	339,117
Ross Stores, Inc.	1,812	224,688
Sally Beauty Holdings, Inc.(a)	2,967	65,482
Shift Technologies, Inc.(a)	3,044	26,118
Signet Jewelers Ltd.(a)	4,758	384,399
Sleep Number Corp.(a)	2,502	275,095
Sonic Automotive, Inc., Class A	5,553	248,441
Suning.com Co. Ltd., Class A(d)	83,500	72,165
TJX Cos., Inc.	9,894	667,053
Topsports International Holdings Ltd.(c)	99,000	161,884
Tractor Supply Co.	1,800	334,908
Truworths International Ltd.	22,640	91,448
Ulta Beauty, Inc.(a)(b)	952	329,173
Urban Outfitters, Inc.(a)	11,616	478,811
Vroom Inc.(a)(b)	134	5,609
Williams-Sonoma, Inc.(b)	201	32,090
Zumiez, Inc.(a)	434	21,262

		14,046,898

Technology Hardware, Storage & Peripherals — 3.8%
3D Systems Corp.(a)(b)	8,273	330,672
Apple, Inc.	122,689	16,803,485
Asustek Computer, Inc.	18,000	240,012
Brother Industries Ltd.	1,400	27,963
Canon, Inc.	3,300	74,586
Corsair Gaming, Inc.(a)(b)	837	27,864
Dell Technologies, Inc., Class C(a)	9,619	958,726
Ennoconn Corp.	14,000	110,040
Gigabyte Technology Co. Ltd.	15,000	57,778
Hewlett Packard Enterprise Co.	83,599	1,218,873
HP, Inc.	25,450	768,336

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Lenovo Group Ltd.	600,000	$689,041
Micro-Star International Co. Ltd.	53,000	299,411
NCR Corp.(a)	232	10,582
Primax Electronics Ltd.	213,000	435,619
Pure Storage, Inc., Class A(a)	484	9,453
Samsung Electronics Co. Ltd.	133,769	9,576,005
Seiko Epson Corp.	600	10,547
Super Micro Computer, Inc.(a)	1,291	45,417
Xerox Holdings Corp.	241	5,661
Xiaomi Corp., Class B(a)(c)	298,400	1,037,809

		32,737,880

Textiles, Apparel & Luxury Goods — 1.0%
Adidas AG	505	188,445
Anta Sports Products Ltd.	26,000	610,239
Capri Holdings Ltd.(a)	315	18,015
Carter’s, Inc.	59	6,087
Columbia Sportswear Co.	19	1,869
Crocs, Inc.(a)	8,766	1,021,414
Culp, Inc.	3,408	55,550
Deckers Outdoor Corp.(a)	1,861	714,754
Eclat Textile Co. Ltd.	13,000	306,089
EssilorLuxottica SA	671	123,956
Fossil Group, Inc.(a)(b)	4,360	62,261
G-III Apparel Group Ltd.(a)	1,151	37,822
Hanesbrands, Inc.	726	13,554
Hermes International	9	13,134
Kering SA	104	91,127
Kontoor Brands, Inc.(b)	3,230	182,204
Levi Strauss & Co., Class A	12,345	342,203
Li Ning Co. Ltd.	68,000	829,484
Lululemon Athletica, Inc.(a)	683	249,274
LVMH Moet Hennessy Louis Vuitton SE	579	455,474
Makalot Industrial Co. Ltd.	20,476	201,305
Movado Group, Inc.	2,726	85,787
NIKE, Inc., Class B	9,083	1,403,233
Oxford Industries, Inc.	1,196	118,213
Pandora A/S	75	10,118
PVH Corp.(a)	152	16,354
Ralph Lauren Corp.	877	103,319
Raymond Ltd.(a)	15,675	87,075
Rocky Brands, Inc.	582	32,359
Shenzhou International Group Holdings Ltd.	8,200	207,073
Skechers USA, Inc., Class A(a)	255	12,707
Steven Madden Ltd.	13,929	609,533
Taiwan Paiho Ltd.	58,000	212,171
Tapestry, Inc.(a)	710	30,871
Under Armour, Inc., Class A(a)(b)	260	5,499
Under Armour, Inc., Class C(a)	602	11,179
Unifi, Inc.(a)	1,355	33,008
VF Corp.	773	63,417

		8,566,176

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	15,534	698,253
Federal Agricultural Mortgage Corp., Class C(b)	3,210	317,469
Flagstar Bancorp, Inc.	3,192	134,926
FS Bancorp, Inc.	1,389	98,994
Housing Development Finance Corp. Ltd.	59,126	1,973,221
Merchants Bancorp(b)	4,854	190,471
MGIC Investment Corp.	503	6,841
Mr Cooper Group, Inc.(a)	2,222	73,459

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	57,396	$632,504
NMI Holdings, Inc., Class A(a)	2,301	51,726
Northwest Bancshares, Inc.	11,725	159,929
OP Bancorp(b)	7,950	79,977
Premier Financial Corp.	4,955	140,772
Radian Group, Inc.	20,359	452,988
Riverview Bancorp, Inc.	49,999	354,493
Rocket Cos., Inc., Class A	32	619
Security National Financial Corp., Class A(a)	1,822	15,943
Southern Missouri Bancorp, Inc.	4,130	185,685
Territorial Bancorp, Inc.	1,213	31,502
TFS Financial Corp.	3,701	75,130
Walker & Dunlop, Inc.	2,817	294,038
Washington Federal, Inc.	14,371	456,710
Western New England Bancorp, Inc.	9,066	73,888
WSFS Financial Corp.	1,725	80,368

		6,579,906

Tobacco — 0.2%
ITC Ltd.	352,339	962,288
KT&G Corp.	4,810	360,472
Turning Point Brands, Inc.	1,009	46,182
Vector Group Ltd.	6,175	87,315

		1,456,257

Trading Companies & Distributors — 0.7%
Air Lease Corp.	188	7,847
Applied Industrial Technologies, Inc.	10,853	988,274
Ashtead Group PLC	1,955	145,312
Barloworld Ltd.(b)	21,996	164,107
Brenntag SE	188	17,498
Bunzl PLC	2,749	90,940
Fastenal Co.	1,732	90,064
Ferguson PLC	1,686	234,568
GATX Corp.	1,629	144,118
GMS, Inc.(a)	2,774	133,540
Herc Holdings, Inc.(a)	273	30,595
ITOCHU Corp.	200	5,771
Marubeni Corp.	16,800	146,302
McGrath RentCorp	2,024	165,098
Mitsubishi Corp.	5,300	144,776
Mitsui & Co. Ltd.	4,700	105,871
MRC Global, Inc.(a)(b)	14,831	139,411
MSC Industrial Direct Co., Inc., Class A	58	5,204
NOW, Inc.(a)	10,618	100,765
Posco International Corp.	7,292	150,858
Reece Ltd.	916	16,221
Rush Enterprises, Inc., Class A	3,737	161,588
SiteOne Landscape Supply, Inc.(a)	8,761	1,482,887
Sumitomo Corp.	12,900	172,969
Toyota Tsusho Corp.	1,400	66,449
Triton International Ltd.	8,839	462,633
United Rentals, Inc.(a)	159	50,723
Univar Solutions, Inc.(a)	228	5,559
Veritiv Corp.(a)	1,060	65,105
W.W. Grainger, Inc.(b)	616	269,808
Watsco, Inc.	76	21,785
WESCO International, Inc.(a)	2,451	252,012

		6,038,658

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	17,871	169,508

Security		Shares	Value

Transportation Infrastructure (continued)
Atlantia SpA(a)		1,048	$19,029
COSCO SHIPPING Ports Ltd.		174,000	135,854
International Container Terminal Services, Inc.		80,060	268,479
Macquarie Infrastructure Corp.		17	651
Malaysia Airports Holdings Bhd		28,100	40,639
Santos Brasil Participacoes SA		77,448	140,608
Transurban Group		4,356	46,457
Westports Holdings BHD		73,400	74,434

			895,659

Utilities — 0.0%
AES Brasil Energia SA		8,379	23,416

Water Utilities — 0.2%
American Water Works Co., Inc.		2,347	361,743
Beijing Enterprises Water Group Ltd.(b)		712,000	269,760
California Water Service Group(b)		7,657	425,270
Cia de Saneamento de Minas Gerais-COPASA		125,883	392,040
Essential Utilities, Inc.		2,461	112,468
Guangdong Investment Ltd.		56,000	80,433
Severn Trent PLC		1,921	66,501
United Utilities Group PLC		4,726	63,788

			1,772,003

Wireless Telecommunication Services — 0.3%
KDDI Corp.		3,600	112,161
Maxis Bhd		95,100	100,563
Mobile TeleSystems PJSC, ADR		10,102	93,545
MTN Group Ltd.(a)		35,225	254,486
Sistema PJSFC		1,218,527	528,324
Sistema PJSFC, GDR		9,326	80,338
SK Telecom Co. Ltd.		1,856	527,443
Softbank Corp.		6,900	90,217
SoftBank Group Corp.		2,900	202,251
Spok Holdings, Inc.		3,163	30,428
Turkcell Iletisim Hizmetleri A/S		48,794	90,272
United States Cellular Corp.(a)(b)		10,870	394,690
Vodacom Group Ltd.(b)		22,845	206,005
Vodafone Group PLC		80,446	134,830

			2,845,553

Total Common Stocks — 86.4% (Cost: $554,379,418)			749,023,200

		Par (000)

Corporate Bonds

Airlines — 0.0%
Singapore Airlines Ltd., Series MCb, 0.00%, 06/08/30(e)	SGD	33	24,557

Total Corporate Bonds — 0.0% (Cost: $24,714)			24,557

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.4%

Automobiles — 0.0%
Bayerische Motoren Werke AG, Preference Shares	339	$30,496
Volkswagen AG, Preference Shares	395	99,039

		129,535

Banks — 0.2%
Banco Bradesco SA, Preference Shares	253,929	1,313,602
Itau Unibanco Holding SA, Preference Shares	62,321	373,390

		1,686,992

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais, Preference Shares	32,962	80,387

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	126	65,584

Metals & Mining — 0.0%
Gerdau SA, Preference Shares	19,546	116,361

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA, Preference Shares	190,776	1,128,822

Trading Companies & Distributors — 0.0%
WESCO International, Inc.(a)(f)	1,463	45,192

Total Preferred Stocks — 0.4%		3,252,873

Total Preferred Securities — 0.4% (Cost: $2,372,563)		3,252,873

Rights

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 02/22/29)(a)	16,660	14,161

Oil, Gas & Consumable Fuels(a) — 0.0%
ACS Actividades de Construccion y Servicios SA	173	242
Ultrapar Participacoes SA	80,381	646

		888

Total Rights — 0.0% (Cost: $3,801)		15,049

Total Long-Term Investments — 86.8% (Cost: $556,780,496)		752,315,679

Security	Shares	Value

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(g)(h)(i)	41,806,353	$41,831,437
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(g)(h)	93,455,498	93,455,498

Total Short-Term Securities — 15.6% (Cost: $135,271,914)		135,286,935

Total Investments — 102.4% (Cost: $692,052,410)		887,602,614

Liabilities in Excess of Other Assets — (2.4)%		(20,526,143)

Net Assets — 100.0%		$867,076,471

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Zero-coupon bond.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,734,117	$6,098,591	(a)	$—	$(1,532)	$261	$41,831,437	41,806,353	$76,872	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,191,885	66,263,613	(a)	—	—	—	93,455,498	93,455,498	4,976		—

					$(1,532)	$261	$135,286,935		$81,848		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Mini Index	61	09/17/21	$4,163	$8,614
Russell 2000 E-Mini Index	8	09/17/21	923	1,397
S&P 500 E-Mini Index	106	09/17/21	22,730	423,544

				433,555

Short Contracts
E-Mini MSCI EAFE Index	372	09/17/21	42,856	993,149
E-Mini Russell 2000 Index	1,686	09/17/21	194,548	(170,629)
MSCI Emerging Markets Mini Index	658	09/17/21	44,902	194,835

				1,017,355

				$1,450,910

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	147,393	CAD	178,000	Bank of America N.A.	09/15/21	$3,803
USD	658,449	CHF	591,000	Goldman Sachs International	09/15/21	18,451
USD	1,113,497	EUR	914,000	Bank of America N.A.	09/15/21	28,071
USD	665,141	JPY	72,711,000	Bank of America N.A.	09/15/21	10,237
USD	26,715	NOK	221,000	Bank of America N.A.	09/15/21	1,040

						61,602

AUD	809,000	USD	627,143	Bank of America N.A.	09/15/21	(20,243)
EUR	437,000	USD	519,698	Morgan Stanley & Co. International PLC	09/15/21	(737)
GBP	540,000	USD	763,787	Morgan Stanley & Co. International PLC	09/15/21	(16,680)
JPY	60,190,000	USD	544,948	Bank of America N.A.	09/15/21	(2,820)
NZD	118,000	USD	85,011	Bank of America N.A.	09/15/21	(2,548)
SEK	5,851,000	USD	708,142	Bank of America N.A.	09/15/21	(23,991)
SGD	165,000	USD	124,617	BNP Paribas S.A.	09/15/21	(1,914)
USD	686,362	SEK	5,901,000	Bank of America N.A.	09/15/21	(3,636)

						(72,569)

						$(10,967)

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio

OTC Total Return Swaps

										Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value
3-Month LIBOR , 0.15%	Monthly	Russell 1000 Index	Monthly	Goldman Sachs International	N/A	08/04/21	USD	125,183	$4,367,409	$—	$4,367,409
3-Month LIBOR, 0.15%	Quarterly	Russell 1000 Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/11/21	USD	124,620	4,955,379	—	4,955,379
MSCI Emerging Markets	Quarterly	3-Month LIBOR, 0.15%	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/11/21	USD	36,159	(1,405,307)	—	(1,405,307)
MSCI Emerging Markets	Monthly	3-Month LIBOR, 0.15%	Monthly	Merrill Lynch International	N/A	09/10/21	USD	37,135	(419,433)	—	(419,433)
MSCI Emerging Markets	Quarterly	3-Month LIBOR, 0.15%	Quarterly	Citibank N.A.	N/A	09/10/21	USD	37,682	125,259	—	125,259
3-Month LIBOR, 0.15%	Monthly	Russell 1000 Index	Monthly	Merrill Lynch International	N/A	09/10/21	USD	127,237	2,392,846	—	2,392,846
3-Month LIBOR, 0.15%	Monthly	Russell 1000 Index	Monthly	Citibank N.A.	N/A	09/10/21	USD	127,999	1,615,379	—	1,615,379
MSCI Emerging Markets	Quarterly	3-Month LIBOR, 0.15%	Quarterly	Goldman Sachs International	N/A	05/04/22	USD	35,975	(1,244,009)	—	(1,244,009)

									$10,387,523	$—	$10,387,523

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$13,456,272	$(3,068,749)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,621,539	$—	$—	$—	$1,621,539
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	61,602	—	—	61,602
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	13,456,272	—	—	—	13,456,272

	$—	$—	$15,077,811	$61,602	$—	$—	$15,139,413

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$170,629	$—	$—	$—	$170,629
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	72,569	—	—	72,569
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	3,068,749	—	—	—	3,068,749

	$—	$—	$3,239,378	$72,569	$—	$—	$3,311,947

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(15,711,429)	$—	$—	$—	$(15,711,429)
Forward foreign currency exchange contracts	—	—	—	110,574	—	—	110,574
Swaps	—	—	29,834,864	—	—	—	29,834,864

	$—	$—	$14,123,435	$110,574	$—	$—	$14,234,009

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$379,218	$—	$—	$—	$379,218
Forward foreign currency exchange contracts	—	—	—	(50,951)	—	—	(50,951)
Swaps	—	—	10,387,523	—	—	—	10,387,523

	$—	$—	$10,766,741	$(50,951)	$—	$—	$10,715,790

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$28,921,848
Average notional value of contracts — short	$261,293,073
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$2,863,057
Average amounts sold — in USD	$3,077,109
Total return swaps
Average notional value	$634,536,192

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$690,351	$299,624
Forward foreign currency exchange contracts	61,602	72,569
Swaps — OTC(a)	13,456,272	3,068,749

Total derivative assets and liabilities in the Statement of Assets and Liabilities	14,208,225	3,440,942

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(690,351)	(299,624)

Total derivative assets and liabilities subject to an MNA	$13,517,874	$3,141,318

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)
Bank of America N.A.	$43,151	$(43,151)	$—	$—	$—
Citibank N.A.	1,740,638	—	—	(1,480,000)	260,638
Goldman Sachs International	4,385,860	(1,244,009)	—	(2,260,000)	881,851
JPMorgan Chase Bank N.A.	4,955,379	(1,405,307)	—	(3,300,000)	250,072
Merrill Lynch International	2,392,846	(419,433)	—	(1,850,000)	123,413

	$13,517,874	$(3,111,900)	$—	$(8,890,000)	$1,515,974

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)
Bank of America N.A.	$53,238	$(43,151)	$—	$—	$10,087
BNP Paribas S.A.	1,914	—	—	—	1,914
Goldman Sachs International	1,244,009	(1,244,009)	—	—	—
JPMorgan Chase Bank N.A.	1,405,307	(1,405,307)	—	—	—
Merrill Lynch International	419,433	(419,433)	—	—	—
Morgan Stanley & Co. International PLC	17,417	—	—	—	17,417

	$3,141,318	$(3,111,900)	$—	$—	$29,418

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,058,905	$185,816	$—	$3,244,721
Air Freight & Logistics	6,359,051	772,316	—	7,131,367
Airlines	2,252,553	329,836	—	2,582,389
Auto Components	4,491,030	2,311,829	—	6,802,859
Automobiles	6,508,399	4,191,544	—	10,699,943
Banks	31,061,448	18,122,270	—	49,183,718
Beverages	4,970,207	796,028	—	5,766,235
Biotechnology	24,540,434	1,572,607	3,470	26,116,511
Building Products	7,247,416	1,014,888	—	8,262,304
Capital Markets	15,193,989	2,463,704	—	17,657,693
Chemicals	7,262,774	8,242,224	—	15,504,998
Commercial Services & Supplies	7,031,977	1,011,904	—	8,043,881
Communications Equipment	1,033,466	453,762	—	1,487,228
Construction & Engineering	4,585,318	1,012,393	—	5,597,711
Construction Materials	1,637,236	1,591,597	—	3,228,833
Consumer Finance	5,520,042	121,586	—	5,641,628
Containers & Packaging	1,786,371	36,600	—	1,822,971
Distributors	1,821,266	—	—	1,821,266
Diversified Consumer Services	2,050,117	168,766	—	2,218,883
Diversified Financial Services	5,216,991	876,283	—	6,093,274
Diversified Telecommunication Services	4,193,042	706,117	—	4,899,159
Electric Utilities	6,742,288	2,247,812	—	8,990,100
Electrical Equipment	2,184,670	1,861,032	—	4,045,702
Electronic Equipment, Instruments & Components	5,544,231	5,019,348	—	10,563,579
Energy Equipment & Services	2,746,502	—	—	2,746,502
Entertainment	11,132,524	683,697	—	11,816,221
Equity Real Estate Investment Trusts (REITs)	16,049,331	538,703	—	16,588,034
Food & Staples Retailing	7,566,137	1,045,955	—	8,612,092
Food Products	5,608,884	4,220,601	—	9,829,485
Gas Utilities	3,372,029	1,396,251	—	4,768,280
Health Care Equipment & Supplies	16,529,760	1,755,202	—	18,284,962
Health Care Providers & Services	12,470,862	680,943	—	13,151,805
Health Care Technology	3,886,288	72,858	—	3,959,146
Hotels, Restaurants & Leisure	16,765,800	878,422	—	17,644,222

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$4,536,585	$1,217,459	$—	$5,754,044
Household Products	3,826,998	212,129	—	4,039,127
Independent Power and Renewable Electricity Producers	1,548,040	381,494	—	1,929,534
Industrial Conglomerates	3,136,575	1,115,746	—	4,252,321
Insurance	12,369,635	5,544,333	—	17,913,968
Interactive Media & Services	23,948,870	13,449,165	—	37,398,035
Internet & Direct Marketing Retail	27,124,166	6,231,671	—	33,355,837
IT Services	23,513,934	4,995,474	—	28,509,408
Leisure Products	892,823	302,152	—	1,194,975
Life Sciences Tools & Services	6,433,351	3,403,060	—	9,836,411
Machinery	11,534,728	4,586,542	—	16,121,270
Marine	4,548	1,323,029	—	1,327,577
Media	6,164,477	119,864	—	6,284,341
Metals & Mining	6,931,822	7,051,230	—	13,983,052
Mortgage Real Estate Investment Trusts (REITs)	1,517,391	—	—	1,517,391
Multi-line Retail	3,394,447	40,898	—	3,435,345
Multi-Utilities	4,068,363	677,539	—	4,745,902
Oil, Gas & Consumable Fuels	17,612,417	9,108,298	—	26,720,715
Paper & Forest Products	671,892	461,987	—	1,133,879
Personal Products	1,662,702	2,433,435	—	4,096,137
Pharmaceuticals	12,375,125	4,969,167	—	17,344,292
Professional Services	5,290,021	1,232,588	—	6,522,609
Real Estate Management & Development	5,074,543	3,349,972	—	8,424,515
Road & Rail	5,114,508	609,491	—	5,723,999
Semiconductors & Semiconductor Equipment	19,667,129	19,830,871	—	39,498,000
Software	47,464,016	726,392	—	48,190,408
Specialty Retail	12,459,858	1,514,875	72,165	14,046,898
Technology Hardware, Storage & Peripherals	20,289,109	12,448,771	—	32,737,880
Textiles, Apparel & Luxury Goods	5,230,486	3,335,690	—	8,566,176
Thrifts & Mortgage Finance	4,606,685	1,973,221	—	6,579,906
Tobacco	133,497	1,322,760	—	1,456,257
Trading Companies & Distributors	4,741,123	1,297,535	—	6,038,658
Transportation Infrastructure	484,172	411,487	—	895,659
Utilities	23,416	—	—	23,416
Water Utilities	1,291,521	480,482	—	1,772,003
Wireless Telecommunication Services	825,231	2,020,322	—	2,845,553
Corporate Bonds	—	24,557	—	24,557
Preferred Securities
Preferred Stocks
Automobiles	—	129,535	—	129,535
Banks	1,686,992	—	—	1,686,992
Electric Utilities	80,387	—	—	80,387
Health Care Equipment & Supplies	—	65,584	—	65,584
Metals & Mining	116,361	—	—	116,361
Oil, Gas & Consumable Fuels	1,128,822	—	—	1,128,822
Trading Companies & Distributors	45,192	—	—	45,192
Rights	15,049	—	—	15,049
Short-Term Securities
Money Market Funds	135,286,935	—	—	135,286,935

	$702,745,280	$184,781,699	$75,635	$887,602,614

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,621,539	$13,456,272	$—	$15,077,811
Foreign Currency Exchange Contracts	—	61,602	—	61,602

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(170,629)	$(3,068,749)	$—	$(3,239,378)
Foreign Currency Exchange Contracts	—	(72,569)	—	(72,569)

	$1,450,910	$10,376,556	$—	$11,827,466

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Statement of Assets and Liabilities (unaudited)

June 30, 2021

Diversified Equity Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$752,315,679
Investments, at value — affiliated(c)	135,286,935
Cash	517,416
Cash pledged for futures contracts	18,251,000
Foreign currency, at value(d)	309,768
Receivables:
Investments sold	9,035,671
Securities lending income — affiliated	17,021
Contributions from investors	337
Dividends — unaffiliated	901,390
Dividends — affiliated	355
Variation margin on futures contracts	690,351
Unrealized appreciation on:
Forward foreign currency exchange contracts	61,602
OTC swaps	13,456,272
Prepaid expenses	2,581
Other assets	890,000

Total assets	931,736,378

LIABILITIES
Cash received as collateral for OTC derivatives	8,890,000
Collateral on securities loaned, at value	41,884,228
Payables:
Investments purchased	10,019,972
Administration fees	70,136
Deferred foreign capital gain tax	304,040
Investment advisory fees	33,638
Trustees’ fees	3,571
Other accrued expenses	13,380
Variation margin on futures contracts	299,624
Unrealized depreciation on:
Forward foreign currency exchange contracts	72,569
OTC swaps	3,068,749

Total liabilities	64,659,907

NET ASSETS	$867,076,471

NET ASSETS CONSIST OF
Investors’ capital	$660,004,976
Net unrealized appreciation (depreciation)	207,071,495

NET ASSETS	$867,076,471

(a) Investments, at cost — unaffiliated	$556,780,496
(b) Securities loaned, at value	$40,667,785
(c) Investments, at cost — affiliated	$135,271,914
(d) Foreign currency, at cost	$310,518

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended June 30, 2021

Diversified Equity Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$5,544,673
Dividends — affiliated	4,976
Securities lending income — affiliated — net	76,872
Foreign taxes withheld	(370,423)

Total investment income	5,256,098

EXPENSES
Investment advisory	1,000,019
Administration	400,007
Professional	12,104
Trustees	4,996

Total expenses	1,417,126
Less:
Fees waived and/or reimbursed by the Administrator	(400,007)
Fees waived and/or reimbursed by the Manager	(423,004)

Total expenses after fees waived and/or reimbursed	594,115

Net investment income	4,661,983

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	70,935,471 (a)
Investments — affiliated	(1,532)
Forward foreign currency exchange contracts	110,574
Foreign currency transactions	(153,810)
Futures contracts	(15,711,429)
Swaps	29,834,864

85,014,138

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	18,517,394 (b)
Investments — affiliated	261
Forward foreign currency exchange contracts	(50,951)
Foreign currency translations	(6,680)
Futures contracts	379,218
Swaps	10,387,523

29,226,765

Net realized and unrealized gain	114,240,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,902,886

(a) Net of foreign capital gain tax of	$324,958
(b) Net of reduction in deferred foreign capital gain tax of	$35,576

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	Diversified Equity Master Portfolio
	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,661,983	$8,931,072
Net realized gain	85,014,138	7,174,186
Net change in unrealized appreciation (depreciation)	29,226,765	111,301,384

Net increase in net assets resulting from operations	118,902,886	127,406,642

CAPITAL TRANSACTIONS
Proceeds from contributions	45,789,856	290,682,031
Value of withdrawals	(31,419,808)	(191,423,104)

Net increase in net assets derived from capital transactions	14,370,048	99,258,927

NET ASSETS
Total increase in net assets	133,272,934	226,665,569
Beginning of period	733,803,537	507,137,968

End of period	$867,076,471	$733,803,537

See notes to financial statements.

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Financial Highlights (unaudited)

	Diversified Equity Master Portfolio
	Six Months Ended 06/30/21 (unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Total Return
Total return	15.78	%(a)	19.60%	31.98%	(3.90)%	22.15%	12.45%

Ratios to Average Net Assets(b)
Total expenses	0.35	%(c)	0.36%	0.36%	0.36%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.17	%(c)	1.52%	1.85%	1.88%	1.69%	1.66%

Supplemental Data
Net assets, end of period (000)	$867,076		$733,804	$507,138	$429,098	$535,456	$503,047

Portfolio turnover rate	70%		150%	172%	150%	252%	115%

(a)	Aggregate total return
(b)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/21 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	—%	—%	—%

(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g. futures contracts, forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments,. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount	(b)
Barclays Bank PLC	$5,225,984	$(5,225,984)	$—
BNP Paribas Prime Brokerage International Ltd.	338,366	(338,366)	—
BofA Securities, Inc.	110,956	(110,956)	—
Citadel Clearing LLC	22,274	(22,274)	—
Citigroup Global Markets, Inc.	552,284	(552,284)	—
Credit Suisse Securities (USA) LLC	1,681,377	(1,681,377)	—
Deutsche Bank Securities, Inc.	333,059	(333,059)	—
Goldman Sachs & Co.	162,061	(162,061)	—
HSBC Bank PLC	890,095	(890,095)	—
ING Financial Markets LLC	104,206	(104,206)	—
J.P. Morgan Securities LLC	13,732,351	(13,732,351)	—
Jefferies LLC	1,139,777	(1,139,777)	—
Morgan Stanley & Co. LLC	9,279,760	(9,279,760)	—
National Financial Services LLC	53,085	(53,017)	68
Pershing LLC	290,026	(290,026)	—
Scotia Capital (USA), Inc.	1,587,253	(1,587,253)	—
State Street Bank & Trust Company	30,233	(30,233)	—
TD Prime Services LLC	1,392,895	(1,392,895)	—
UBS AG	2,546,690	(2,546,690)	—
UBS Securities LLC	79,461	(79,461)	—
Virtu Americas LLC	838,008	(838,008)	—
Wells Fargo Bank, National Association	277,584	(276,818)	766

	$40,667,785	$(40,666,951)	$834

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2021. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. A Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21

MIP, on behalf of the Master Portfolio entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Expense Waivers and Reimbursements: The Manager has voluntarily agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. During the six months ended June 30, 2021, the Manager waived $380,086 pursuant to this agreement.

BAL voluntarily agreed to waive all of its administration fees payable by the Master Portfolio. This arrangement is voluntary and may be terminated by BAL at any time. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $400,007.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. For the six months ended June 30, 2021, the amount waived was $17,100 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. Prior to April 24, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $25,818.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Master Portfolio’s Independent Trustees. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

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Notes to Financial Statements (unaudited) (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $16,854 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $488,905,816 and $493,931,784, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Equity Master Portfolio	$707,247,238	$218,698,371	$(26,515,529)	$192,182,842

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment

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Notes to Financial Statements (unaudited) (continued)

amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Diversified Equity Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members whom are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	47

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	49

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Master Portfolio will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Master Portfolio at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Portfolio’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Master Portfolio makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities and information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Master Portfolio and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of MIP

400 Howard Street

San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

TA	Tax Allocation

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Master Portfolio Information as of June 30, 2021	International Tilts Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

LVMH Moet Hennessy Louis Vuitton SE	2%

Novo Nordisk A/S, Class B	2

AIA Group Ltd.	2

Nestle SA, Registered Shares	2

Keyence Corp.	1

British American Tobacco PLC	1

Novartis AG, Registered Shares	1

SAP SE	1

AstraZeneca PLC	1

Deutsche Post AG	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

Japan	21%

United Kingdom	12

France	11

Germany	9

Switzerland	9

Australia	8

Netherlands	7

United States	6

Sweden	4

Hong Kong	4

Denmark	4

Finland	2

Israel	1

Italy	1

Spain	1

Ireland	1

Norway	1

Singapore	1

Other#	— (a)

Liabilities in Excess of Other Assets	(3)

(a)	Rounds to less than 1% of net assets.
#	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

Derivative Financial Instruments

International Tilts Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

P O R T F O L I O I N F O R M A T I O N / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	1

Schedule of Investments (unaudited) June 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
AGL Energy Ltd.	50,691	$311,437
Alumina Ltd.	78,905	97,137
APA Group	1,488	9,929
Appen Ltd.	4,318	44,111
Aristocrat Leisure Ltd.	54,600	1,762,626
ASX Ltd.	4,468	260,465
Aurizon Holdings Ltd.	149,848	417,379
Bendigo & Adelaide Bank Ltd.	16,443	129,282
BHP Group Ltd.	69,126	2,514,825
BHP Group PLC	20,816	615,965
BlueScope Steel Ltd.	789	12,965
Brambles Ltd.	48,246	414,045
carsales.com Ltd.	13,688	202,706
Challenger Ltd.	8,144	32,996
Cochlear Ltd.	651	122,822
Commonwealth Bank of Australia	25,683	1,923,210
Computershare Ltd.	4,093	51,875
CSL Ltd.	6,649	1,422,011
Goodman Group	41,132	650,942
GPT Group	55,233	202,050
Harvey Norman Holdings Ltd.	3,643	14,984
Iluka Resources Ltd.	45,763	313,343
IOOF Holdings Ltd.	84,757	271,056
Lendlease Corp. Ltd.	9,612	82,593
Macquarie Group Ltd.	397	46,513
Magellan Financial Group Ltd.	3,860	155,896
Medibank Pvt Ltd.	512,840	1,215,853
Mineral Resources Ltd.	3,424	137,528
Mirvac Group	29,234	63,740
Nufarm Ltd.(a)	1	3
Origin Energy Ltd.	7,215	24,367
Perpetual Ltd.	1,297	38,946
Qantas Airways Ltd.(a)	121,583	424,445
REA Group Ltd.	13,212	1,674,083
Rio Tinto Ltd.	4,175	395,813
Scentre Group	735,469	1,505,005
SEEK Ltd.	13,688	340,270
South32 Ltd.	38,343	84,086
Stockland	38,239	133,158
Tabcorp Holdings Ltd.	25,199	97,771
Telstra Corp. Ltd.	77,811	219,457
Transurban Group	35,346	376,968
Treasury Wine Estates Ltd.	24,002	210,168
Westpac Banking Corp.	78,178	1,512,885
WiseTech Global Ltd.	12,523	299,258
Worley Ltd.	3,201	28,642
Zip Co. Ltd.(a)	10,313	58,570

		20,924,179

Austria — 0.2%
ANDRITZ AG	229	12,879
Raiffeisen Bank International AG	21,590	490,060
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	53,391

		556,330

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	10,182	734,008

Security	Shares	Value

Belgium (continued)
Telenet Group Holding NV	1,400	$52,739
Warehouses De Pauw CVA	1,317	50,309

		837,056

China — 0.0%
Budweiser Brewing Co. APAC Ltd.(b)	11,100	34,951
Yangzijiang Shipbuilding Holdings Ltd.	43,400	45,598

		80,549

Denmark — 3.5%
AP Moeller - Maersk A/S, Class A	185	514,596
AP Moeller - Maersk A/S, Class B	458	1,318,541
Chr Hansen Holding A/S	9,834	887,549
Coloplast A/S, Class B	4,971	816,155
FLSmidth & Co. A/S	2	83
Genmab A/S(a)	646	264,694
GN Store Nord A/S	6,297	550,672
Netcompany Group AS(b)	1,394	158,497
Novo Nordisk A/S, Class B	49,098	4,109,925
Orsted A/S(b)	80	11,229
SimCorp A/S	1,488	186,897

		8,818,838

Finland — 2.1%
Kone OYJ, Class B	29,816	2,433,409
Neste OYJ	973	59,686
Nokian Renkaat OYJ	1,036	41,852
Nordea Bank Abp	233,755	2,603,074
TietoEVRY OYJ	2,457	77,629
UPM-Kymmene OYJ	2,419	91,578

		5,307,228

France — 11.2%
Air France-KLM(a)(c)	18,054	87,321
Amundi SA(b)	12,487	1,101,339
Atos SE	15,250	928,610
AXA SA	60,488	1,535,932
BioMerieux	191	22,192
BNP Paribas SA	41,308	2,592,475
Casino Guichard Perrachon SA(a)	12,714	403,761
CNP Assurances	22,579	384,823
Credit Agricole SA	37,526	526,099
Dassault Systemes SE	9,821	2,383,519
Engie SA	104,050	1,426,793
Hermes International	1,808	2,638,436
Kering SA	3,317	2,906,412
Klepierre SA	3,037	78,245
Legrand SA	2,621	277,782
L’Oreal SA	343	153,182
LVMH Moet Hennessy Louis Vuitton SE	5,321	4,185,801
Orange SA	4,671	53,309
Rexel SA	2,323	48,639
Rubis SCA	7,591	337,766
Safran SA	2,932	406,912
Sanofi	2,051	215,483
Schneider Electric SE	17,721	2,793,619
SCOR SE(a)	4,578	145,741
Sodexo SA(a)	4,241	396,362
Teleperformance	550	223,349
TotalEnergies SE	26,198	1,186,816
Unibail-Rodamco-Westfield(a)(c)	3,250	281,762

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Schedule of Investments (unaudited) (continued) June 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Valeo SA	11,019	$332,372
Vinci SA	3,251	347,525

		28,402,377

Germany — 8.5%
Adidas AG	2,559	954,910
Allianz SE, Registered Shares	1,891	471,912
alstria office REIT-AG	3,590	66,330
Auto1 Group SE(a)(b)	517	22,713
BASF SE	12,172	960,855
Bayer AG, Registered Shares	6,051	367,872
Bayerische Motoren Werke AG	10,951	1,160,976
Bechtle AG	86	15,984
Beiersdorf AG	2,487	300,196
Daimler AG, Registered Shares	5,964	532,935
Deutsche Boerse AG	3,481	607,595
Deutsche Post AG, Registered Shares	43,728	2,978,081
E.ON SE	65,237	754,770
Evonik Industries AG	18,894	634,335
Fresenius Medical Care AG & Co. KGaA	13,975	1,161,269
Hannover Rueck SE	840	140,623
HelloFresh SE(a)(c)	11,746	1,141,818
Henkel AG & Co. KGaA	245	22,562
Jenoptik AG	2	55
Nemetschek SE	1,335	102,190
Rheinmetall AG	2,139	211,361
SAP SE	21,819	3,064,690
Schaeffler AG	37,253	343,825
Scout24 AG(b)	2,757	232,618
Siemens AG, Registered Shares	18,267	2,900,410
thyssenkrupp AG(a)	5	52
Volkswagen AG	115	37,796
Zalando SE(a)(b)	19,837	2,398,615

		21,587,348

Hong Kong — 3.8%
AIA Group Ltd.	324,400	4,024,368
ASM Pacific Technology Ltd.	800	10,837
BOC Hong Kong Holdings Ltd.	256,000	867,663
Cathay Pacific Airways Ltd.(a)	71,000	59,994
CK Asset Holdings Ltd.	65,500	450,837
Hang Lung Group Ltd.(c)	5,000	12,754
Henderson Land Development Co. Ltd.	36,404	172,273
Hongkong Land Holdings Ltd.(c)	32,700	155,732
Hysan Development Co. Ltd.	3,000	11,959
Kerry Properties Ltd.	149,500	492,975
Link REIT	53,400	516,663
MTR Corp. Ltd.(c)	74,000	412,032
New World Development Co. Ltd.	75,000	388,946
NWS Holdings Ltd.	11,000	11,702
PCCW Ltd.	37,000	19,378
Sun Hung Kai Properties Ltd.	39,500	587,047
Swire Properties Ltd.	126,600	377,100
Techtronic Industries Co. Ltd.	50,500	880,062
Wharf Real Estate Investment Co. Ltd.	30,000	174,391

		9,626,713

Ireland — 0.9%
AIB Group PLC(a)	10,185	26,284
Experian PLC	28,567	1,102,948
Flutter Entertainment PLC(a)	1,625	294,655
James Hardie Industries PLC	11,184	379,496
Kerry Group PLC, Class A	1,016	142,048

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	3,240	$306,223
Smurfit Kappa Group PLC	2,038	110,833

		2,362,487

Israel — 1.2%
Bank Hapoalim BM(a)	97,700	784,396
Isracard Ltd.(a)	270	1,108
Israel Discount Bank Ltd., Class A(a)	89,859	428,073
Mizrahi Tefahot Bank Ltd.(a)	1,266	38,999
Nice Ltd.(a)	4,953	1,222,566
Shapir Engineering and Industry Ltd.	1,403	10,701
Strauss Group Ltd.	460	12,877
Teva Pharmaceutical Industries Ltd.(a)(c)	48,580	482,391

		2,981,111

Italy — 1.1%
Amplifon SpA	3,178	157,132
Assicurazioni Generali SpA	30,968	621,735
Azimut Holding SpA	534	12,986
Banca Generali SpA(a)	3,067	131,024
Banca Mediolanum SpA	2,459	23,949
Enel SpA	18,664	173,442
Italgas SpA	17,519	114,595
Leonardo SpA(a)	37,349	302,204
Mediobanca Banca di Credito Finanziario SpA(a)	38,163	446,513
Pirelli & C SpA(b)(c)	77,391	450,034
PRADA SpA	1,500	11,381
Telecom Italia SpA/Milano	119,666	60,386
Unipol Gruppo SpA	54,326	296,251

		2,801,632

Japan — 21.2%
Aisin Corp.	1,900	81,467
Alfresa Holdings Corp.	900	13,442
Alps Alpine Co. Ltd.	32,400	342,893
Amada Co. Ltd.	22,300	226,189
Asahi Kasei Corp.	40,500	445,143
Astellas Pharma, Inc.	42,000	731,920
Benesse Holdings, Inc.	10,900	270,700
Bridgestone Corp.(c)	25,800	1,172,671
Calbee, Inc.	2,800	64,622
Canon, Inc.(c)	68,500	1,548,234
Daiichi Sankyo Co. Ltd.	1,500	32,360
Daikin Industries Ltd.	2,800	521,779
Daito Trust Construction Co. Ltd.	200	21,821
Daiwa House Industry Co. Ltd.	18,800	565,288
Denso Corp.	11,100	756,926
DIC Corp.(c)	1,400	35,412
Dip Corp.	3,100	95,568
Disco Corp.	1,400	425,669
Electric Power Development Co. Ltd.	2,400	34,337
FANUC Corp.	6,200	1,486,747
Fast Retailing Co. Ltd.	1,300	977,194
GMO internet, Inc.	1,700	46,399
Hikari Tsushin, Inc.	100	17,575
Hokuriku Electric Power Co.	1,400	7,641
Hoya Corp.	1,100	145,497
Idemitsu Kosan Co. Ltd.	1,700	41,073
Inpex Corp.(c)	29,400	220,041
Japan Post Holdings Co. Ltd.	83,300	684,203
Japan Tobacco, Inc.(c)	97,500	1,842,585
Kamigumi Co. Ltd.	600	12,176
KDDI Corp.	32,500	1,012,560

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keyence Corp.	6,900	$3,475,000
Kinden Corp.	1,300	21,243
Kirin Holdings Co. Ltd.(c)	67,900	1,325,124
Koito Manufacturing Co. Ltd.	1,800	112,001
Konica Minolta, Inc.	38,100	211,081
Kose Corp.	1,900	298,484
Kubota Corp.	13,500	273,101
Kyocera Corp.	200	12,356
Lawson, Inc.	800	37,053
Lintec Corp.	3,500	75,883
M3, Inc.	600	43,715
Maeda Corp.	4,700	40,772
Marubeni Corp.	4,700	40,930
Mitsubishi Chemical Holdings Corp.	22,100	185,949
Mitsubishi Corp.	21,500	587,299
Mitsubishi HC Capital, Inc.	94,600	507,292
Mitsubishi Heavy Industries Ltd.	9,600	283,413
Mitsubishi Materials Corp.	11,700	233,912
Mitsui Mining & Smelting Co. Ltd.	400	11,098
MS&AD Insurance Group Holdings, Inc.	38,000	1,098,663
Murata Manufacturing Co. Ltd.	9,700	738,896
Nagase & Co. Ltd.	600	8,969
Nexon Co. Ltd.	16,000	356,072
NGK Spark Plug Co. Ltd.	9,400	139,746
Nichirei Corp.	700	18,405
Nidec Corp.	10,700	1,230,395
Nihon M&A Center, Inc.	2,500	64,751
Nihon Unisys Ltd.	1,100	33,102
Nikon Corp.(c)	33,600	358,428
Nintendo Co. Ltd.	1,500	868,009
Nippon Paint Holdings Co. Ltd.	25,300	342,261
Nippon Shokubai Co. Ltd.	400	19,277
Nippon Telegraph & Telephone Corp.	65,400	1,709,895
Nippon Television Holdings, Inc.	1,100	12,831
Nippon Yusen KK	700	35,524
Nissan Motor Co. Ltd.(a)	16,100	80,205
Nitto Denko Corp.	1,100	81,917
NOK Corp.	1,100	13,685
Nomura Holdings, Inc.	147,700	751,717
Nomura Research Institute Ltd.	4,400	145,317
Obayashi Corp.	7,700	61,390
Obic Co. Ltd.	600	111,587
Olympus Corp.	500	9,945
Omron Corp.	3,300	261,284
Oracle Corp. Japan	700	53,486
Otsuka Corp.	1,900	99,598
Pigeon Corp.	4,200	118,457
Rakus Co. Ltd.	1,300	35,336
Recruit Holdings Co. Ltd.	49,400	2,422,515
Relo Group, Inc.	700	15,990
Ricoh Co. Ltd.	34,200	384,956
Sankyo Co. Ltd.	400	10,229
Santen Pharmaceutical Co. Ltd.	2,200	30,364
Sawai Group Holdings Co. Ltd.	1,300	58,001
Shimano, Inc.	1,800	428,263
Shin-Etsu Chemical Co. Ltd.	300	50,178
Shiseido Co. Ltd.	8,200	604,822
SMC Corp.	2,200	1,301,508
Softbank Corp.	41,300	539,997
SoftBank Group Corp.	18,300	1,276,275
Sony Group Corp.	2,500	242,418

Security	Shares	Value

Japan (continued)
Subaru Corp.	31,100	$616,386
Sumitomo Chemical Co. Ltd.	398,300	2,116,910
Sumitomo Corp.	42,800	573,881
Sumitomo Mitsui Financial Group, Inc.	75,800	2,612,975
Sumitomo Rubber Industries Ltd.(c)	77,800	1,075,585
Suntory Beverage & Food Ltd.(c)	3,800	143,231
Sysmex Corp.	2,400	284,723
Taiheiyo Cement Corp.	1,600	35,171
Taisei Corp.	1,500	49,231
Takeda Pharmaceutical Co. Ltd.	82,100	2,755,321
Tokio Marine Holdings, Inc.	26,200	1,206,778
Tokyo Electron Ltd.	3,700	1,599,821
Tokyu Fudosan Holdings Corp.	6,800	40,891
Toshiba Corp.(c)	6,000	259,206
Toyoda Gosei Co. Ltd.	1,400	34,530
Toyota Motor Corp.	13,900	1,215,055
Trend Micro, Inc.	1,100	57,600
TS Tech Co. Ltd.	8,800	136,255
Unicharm Corp.	12,600	507,531
Welcia Holdings Co. Ltd.	8,700	284,478
Yamada Holdings Co. Ltd.	32,300	149,359
Yamaguchi Financial Group, Inc.	4,800	27,502
Z Holdings Corp.	45,500	227,703

		53,890,625

Luxembourg — 0.3%
Aroundtown SA	68,242	532,440
RTL Group SA(a)	5,789	344,745
SES SA(c)	1,806	13,811

		890,996

Netherlands — 6.5%
Adyen NV(a)(b)	386	946,599
Aegon NV	248,120	1,031,959
Akzo Nobel NV	1,232	152,547
Argenx SE(a)(c)	268	80,860
ASML Holding NV	3,904	2,695,006
Flow Traders(b)	6,767	291,110
GrandVision NV(a)(b)	362	12,105
JDE Peet’s NV(a)	1,521	55,207
Just Eat Takeaway.com NV(a)(b)	257	23,768
Koninklijke Ahold Delhaize NV	30,589	910,927
Koninklijke Philips NV	25,864	1,283,738
NN Group NV	17,189	811,997
PostNL NV	98,817	536,910
Prosus NV	12,956	1,269,268
Randstad NV	23,684	1,815,621
Royal Dutch Shell PLC, A Shares	101,960	2,044,080
Royal Dutch Shell PLC, B Shares	95,792	1,859,589
Signify NV(b)	12,254	777,858

		16,599,149

New Zealand — 0.4%
a2 Milk Co. Ltd.(a)	8,505	38,256
Fisher & Paykel Healthcare Corp. Ltd.	26,420	574,751
Spark New Zealand Ltd.	27,332	91,745
Vector Ltd.	5,687	16,100
Xero Ltd.(a)	2,112	217,240

		938,092

Norway — 0.6%
Aker Carbon Capture ASA(a)	9	21
Aker Offshore Wind AS(a)	9	6
Aker Solutions ASA(a)	13	24

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
DNB ASA	13,783	$300,390
Dolphin Drilling ASA(a)(c)(d)	8	—
Equinor ASA	62,488	1,322,777

		1,623,218

Portugal — 0.0%
EDP - Energias de Portugal SA	7,262	38,491

Singapore — 0.6%
Jardine Cycle & Carriage Ltd.	45,800	729,045
Oversea-Chinese Banking Corp. Ltd.	23,800	212,099
Singapore Airlines Ltd.(a)	17,700	63,829
Singapore Telecommunications Ltd.	27,700	47,259
United Overseas Bank Ltd.	17,000	327,376
Venture Corp. Ltd.(c)	9,200	131,615

		1,511,223

Spain — 1.1%
Acciona SA	941	142,117
Amadeus IT Group SA(a)	6,280	442,719
Banco Bilbao Vizcaya Argentaria SA	63,145	391,687
Banco de Sabadell SA(a)	41,995	28,671
CaixaBank SA	24,664	75,933
Endesa SA	8,308	201,683
Iberdrola SA	84,789	1,033,973
Mediaset Espana Comunicacion SA(a)	9	56
Naturgy Energy Group SA	1,783	45,888
Repsol SA	24,606	309,115
Telefonica SA	1,442	6,731
Zardoya Otis SA	2,011	13,877

		2,692,450

Sweden — 3.9%
Assa Abloy AB, Class B	73,483	2,215,359
Atlas Copco AB, A Shares	27,315	1,677,370
Atlas Copco AB, B Shares	9,403	495,222
Elekta AB, B Shares	2,213	32,084
Evolution AB(b)	3,262	515,990
H & M Hennes & Mauritz AB, B Shares(a)	665	15,793
Hexagon AB, B Shares	12,068	178,804
Intrum AB	722	23,651
Investor AB, B Shares	17,908	412,786
Kinnevik AB, Class B	18,531	742,054
L E Lundbergforetagen AB, B Shares	3,962	255,710
Pandox AB(a)	7,353	122,348
Saab AB	24,642	654,209
SKF AB, B Shares	14,090	359,128
SSAB AB, A Shares(a)	6	29
Swedish Match AB	45,042	384,124
Tele2 AB, B Shares	6,033	82,254
Telefonaktiebolaget LM Ericsson, B Shares	133,992	1,684,802
Telia Co. AB	8,305	36,886

		9,888,603

Switzerland — 8.4%
Adecco Group AG, Registered Shares	20,248	1,377,709
Cie Financiere Richemont SA, Class A, Registered Shares	24,482	2,967,918
Givaudan SA, Registered Shares	587	2,732,609
Glencore PLC	167,668	719,646
Kuehne + Nagel International AG, Registered Shares	2,896	991,183
Nestle SA, Registered Shares	30,102	3,752,126
Novartis AG, Registered Shares	33,859	3,088,839
Roche Holding AG	6,664	2,524,924

Security	Shares	Value

Switzerland (continued)
Sika AG, Registered Shares	7,567	$2,479,234
Straumann Holding AG, Registered Shares	19	30,306
Swiss Re AG	8,077	729,536
Tecan Group AG	82	40,632

		21,434,662

United Kingdom — 12.2%
3i Group PLC	6,770	109,869
Anglo American PLC	17,677	703,441
Ashtead Group PLC	272	20,217
ASOS PLC(a)	525	36,080
Associated British Foods PLC	10,416	319,738
AstraZeneca PLC	24,857	2,986,422
Auto Trader Group PLC(a)(b)	17,795	155,849
Aviva PLC	31,450	176,559
Barratt Developments PLC	7,449	71,724
Bellway PLC	4,915	220,198
BP PLC	403,214	1,768,251
British American Tobacco PLC	84,100	3,265,229
British Land Co. PLC	6,803	46,537
BT Group PLC(a)	13	35
Burberry Group PLC(a)	17,719	506,749
Compass Group PLC(a)	17,301	364,496
Diageo PLC	24,872	1,192,077
Dunelm Group PLC	17,967	353,425
easyJet PLC(a)	12,524	155,331
Ferguson PLC	1,353	188,239
GlaxoSmithKline PLC	25,872	508,620
Greggs PLC(a)	3,666	131,957
Halma PLC	1,521	56,665
HomeServe PLC	13,657	180,620
Howden Joinery Group PLC	52,714	596,141
HSBC Holdings PLC	384,137	2,217,049
IG Group Holdings PLC	5,874	68,833
Imperial Brands PLC	32,539	701,630
Intertek Group PLC	647	49,518
ITV PLC(a)	128,900	224,028
J Sainsbury PLC	122,176	459,855
JD Sports Fashion PLC	49,996	636,231
JET2 PLC(a)	18,958	310,417
John Wood Group PLC(a)	4,202	12,801
Johnson Matthey PLC	5,124	218,161
Kingfisher PLC	207,162	1,045,566
Legal & General Group PLC	4,746	16,932
Lloyds Banking Group PLC	2,759,723	1,785,143
Meggitt PLC(a)	683	4,363
Micro Focus International PLC	122,025	923,934
Next PLC(a)	4,368	475,386
Prudential PLC	25,510	485,347
Redrow PLC	8,273	70,178
RELX PLC	18,561	492,176
Renishaw PLC	156	10,635
Rightmove PLC	151,659	1,363,141
Rio Tinto PLC	6,809	562,338
Royal Mail PLC(a)	78,647	628,849
Smith & Nephew PLC	4,499	97,571
Smiths Group PLC	34,951	769,755
SSE PLC	17,790	369,476
Standard Chartered PLC	52,159	332,868
Subsea 7 SA	7	67
Tate & Lyle PLC	903	9,236
Taylor Wimpey PLC	1,090	2,399

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Tesco PLC	172,562	$533,075
Unilever PLC	24,612	1,438,166
Whitbread PLC(a)	6,848	296,025
WM Morrison Supermarkets PLC	65,198	222,495
WPP PLC	3,419	46,218

		30,994,331

Total Common Stocks — 96.2% (Cost: $212,182,371)		244,787,688

Preferred Securities

Preferred Stocks — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	385	34,634
Henkel AG & Co. KGaA, Preference Shares	2,851	301,105
Sartorius AG, Preference Shares	260	135,332
Volkswagen AG, Preference Shares	2,231	559,382

		1,030,453

Total Preferred Securities — 0.4% (Cost: $925,116)		1,030,453

Total Long-Term Investments — 96.6% (Cost: $213,107,487)		245,818,141

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(e)(f)(g)	8,074,932	$8,079,777
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(e)(f)	7,817,050	7,817,050

Total Short-Term Securities — 6.3% (Cost: $15,894,970)		15,896,827

Total Investments — 102.9% (Cost: $229,002,457)		261,714,968

Liabilities in Excess of Other Assets — (2.9)%		(7,366,316)

Net Assets — 100.0%		$254,348,652

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,180,790	$1,899,064	(a)	$—	$(97)	$20	$8,079,777	8,074,932	$16,412	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,615,009	2,202,041	(a)	—	—	—	7,817,050	7,817,050	482		—

					$(97)	$20	$15,896,827		$16,894		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	68	09/17/21	$7,834	$(225,605)

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	International Tilts Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$225,605	$—	$—	$—	$225,605

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$960,477	$—	$—	$—	$960,477

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(273,371)	$—	$—	$—	$(273,371)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,862,570

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$20,924,179	$—	$20,924,179
Austria	53,391	502,939	—	556,330
Belgium	—	837,056	—	837,056
China	—	80,549	—	80,549
Denmark	887,549	7,931,289	—	8,818,838
Finland	—	5,307,228	—	5,307,228
France	—	28,402,377	—	28,402,377
Germany	22,713	21,564,635	—	21,587,348
Hong Kong	11,959	9,614,754	—	9,626,713
Ireland	—	2,362,487	—	2,362,487
Israel	—	2,981,111	—	2,981,111
Italy	—	2,801,632	—	2,801,632
Japan	—	53,890,625	—	53,890,625
Luxembourg	—	890,996	—	890,996
Netherlands	303,215	16,295,934	—	16,599,149
New Zealand	16,100	921,992	—	938,092
Norway	—	1,623,218	—	1,623,218
Portugal	38,491	—	—	38,491

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2021	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

Singapore	$—	$1,511,223	$—	$1,511,223
Spain	56	2,692,394	—	2,692,450
Sweden	301,152	9,587,451	—	9,888,603
Switzerland	—	21,434,662	—	21,434,662
United Kingdom	222,495	30,771,836	—	30,994,331
Preferred Securities
Preferred Stocks	—	1,030,453	—	1,030,453
Short-Term Securities
Money Market Funds	15,896,827	—	—	15,896,827

	$17,753,948	$243,961,020	$—	$261,714,968

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(225,605)	$—	$—	$(225,605)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

June 30, 2021

International Tilts Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$245,818,141
Investments, at value — affiliated(c)	15,896,827
Cash pledged for futures contracts	489,910
Foreign currency, at value(d)	194,688
Receivables:
Investments sold	3,288,037
Securities lending income — affiliated	2,680
Dividends — unaffiliated	372,660
Dividends — affiliated	31
Prepaid expenses	2,529

Total assets	266,065,503

LIABILITIES
Collateral on securities loaned, at value	8,077,413
Payables:
Investments purchased	3,488,072
Administration fees	10,635
Investment advisory fees	74,012
Trustees’ and Officer’s fees	3,255
Other accrued expenses	2,916
Variation margin on futures contracts	60,548

Total liabilities	11,716,851

NET ASSETS	$254,348,652

NET ASSETS CONSIST OF
Investors’ capital	$221,760,513
Net unrealized appreciation (depreciation)	32,588,139

NET ASSETS	$254,348,652

(a) Investments, at cost — unaffiliated	$213,107,487
(b) Securities loaned, at value	$7,347,482
(c) Investments, at cost — affiliated	$15,894,970
(d) Foreign currency, at cost	$196,402

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2021

International Tilts Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$3,844,524
Dividends — affiliated	482
Securities lending income — affiliated — net	16,412
Non-cash dividends — unaffiliated	458,547
Foreign taxes withheld	(571,927)

Total investment income	3,748,038

EXPENSES
Investment advisory	478,767
Administration	59,846
Professional	11,447
Trustees and Officer	4,427

Total expenses	554,487
Less:
Fees waived and/or reimbursed by the Manager	(77,868)

Total expenses after fees waived and/or reimbursed	476,619

Net investment income	3,271,419

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	21,231,726
Investments — affiliated	(97)
Foreign currency transactions	42,943
Futures contracts	960,477

22,235,049

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,035,696)
Investments — affiliated	20
Foreign currency translations	(13,172)
Futures contracts	(273,371)

(2,322,219)

Net realized and unrealized gain	19,912,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,184,249

See notes to financial statements.

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Statements of Changes in Net Assets

		International Tilts Master Portfolio

	Six Months Ended 06/30/21 (unaudited)	Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,271,419	$3,050,568
Net realized gain	22,235,049	2,805,737
Net change in unrealized appreciation (depreciation)	(2,322,219)	18,280,364

Net increase in net assets resulting from operations	23,184,249	24,136,669

CAPITAL TRANSACTIONS
Proceeds from contributions	15,729,465	73,950,928
Value of withdrawals	(4,778,773)	(53,939,763)

Net increase in net assets derived from capital transactions	10,950,692	20,011,165

NET ASSETS
Total increase in net assets	34,134,941	44,147,834
Beginning of period	220,213,711	176,065,877

End of period	$254,348,652	$220,213,711

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	11

Financial Highlights (unaudited)

	International Tilts Master Portfolio
	Six Months Ended
	06/30/21		Year Ended December 31,

	(unaudited)		2020	2019	2018		2017	2016

Total Return
Total return	10.14	%(a)	6.88%	22.30%	(15.06)%		29.06%	0.00%

Ratios to Average Net Assets
Total expenses	0.46	%(b)	0.47%	0.47%	0.46%		0.47%	0.46%

Total expenses after fees waived and/or reimbursed	0.40	%(b)	0.40%	0.40%	0.40%		0.40%	0.40%

Net investment income	2.73	%(b)	1.78%	3.22%	2.68	%(c)	2.81%	2.91%

Supplemental Data
Net assets, end of period (000)	$254,349		$220,214	$176,066	$147,377		$163,969	$187,213

Portfolio turnover rate		113%	261%	151%	130%		106%	98%

(a)	Aggregate total return.
(b)	Annualized.
(c)	The ratio of net investment income to average net assets includes 0.04% resulting from a special dividend.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the MIP (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

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Notes to Financial Statements (unaudited) (continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount

BofA Securities, Inc.	$812,380	$(812,380)	$—
Goldman Sachs & Co.	237,923	(237,923)	—

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount

HSBC Bank PLC	$81,290	$(81,290)	$—
J.P. Morgan Securities LLC	240,073	(240,073)	—
Macquarie Bank Ltd.	87,321	(87,321)	—
Morgan Stanley & Co. LLC	1,191,437	(1,191,437)	—
SG Americas Securities LLC	16,557	(16,557)	—
State Street Bank & Trust Company	4,680,501	(4,680,501)	—

	$7,347,482	$(7,347,482)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34

MIP, on behalf of the Master Portfolio entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.

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Notes to Financial Statements (unaudited) (continued)

From time to time, Manager may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. Manager may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2021, the Manager waived $59,846.

The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2023. Such contractual arrangement may not be terminated prior to July 1, 2023 without the consent of the Board of MIP. For the six months ended June 30, 2021, the amount waived was $15,874.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amounts waived were $2,148.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets for providing administration services. The Manager has contractually agreed to waive this administration fee through June 30, 2023. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Master Portfolio paid BTC $4,545 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $273,871,259 and $261,828,761, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International Tilts Master Portfolio	$234,192,759	$35,389,112	$(8,092,508)	$27,296,604

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

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Notes to Financial Statements (unaudited) (continued)

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Fund (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Fund (the “BIL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis,

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of the Fund, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Fund and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund, each for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Master Portfolio will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Master Portfolio at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Portfolio’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Master Portfolio makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities and information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	23

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Master Portfolio and Service Providers

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

BlackRock International Limited	Legal Counsel
Edinburgh, EH3 8BL	Sidley Austin LLP
United Kingdom	New York, NY 10019

Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	25

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

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(a)(4) Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2021

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